UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 650 8th Street, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2014
Date of reporting period:	February 28, 2014

ITEM 1 – REPORT TO STOCKHOLDERS

Institutional, J, & R Share Classes

Semiannual Report

February 28, 2014

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.	We may share personal information about you or about former
This Notice applies to:	customers, plan participants or beneficiaries within the
x people who own or apply for our products or services	Principal Financial Group for several reasons, including:
for personal use.	x to assist us in providing service;
x employee benefit plan participants and beneficiaries.	x to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.	With Others

WE PROTECT INFORMATION WE COLLECT ABOUT	In the course of doing business we may share data with others.
YOU	This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal	information may be shared with others for the following
information. These standards include limiting access to	reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION	x to prevent fraud,
We collect data about you as we do business with you.	x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:	other regulators, or
x Information we obtain when you apply or enroll for	x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial	We also may share personal information:
status; and, when applicable, health history.	x with others that service your accounts, or that perform
x Information we obtain from others. This may include	services on our behalf;
claim reports, medical records, when applicable, credit	x with others with whom we may have joint marketing
reports, property values and similar data.	agreements. These include financial services companies
x Information we obtain through our transactions	(such as other insurance companies, banks or mutual
and experience with you. This includes your claims	fund companies); and
history, payment and investment records, and account	x with other companies with your consent, at your request
values and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-12

01/2014

F445PS-14

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker,registered representative,consultant or
Several companies within the Principal Financial Group	advisor may have a different privacy policy.
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of	1-800-986-3343
retirement savings, investment, and insurance products.

MM 2458-12

01/2014

F456PS-14

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT	MEDICAL INFORMATION
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-11

01/2014

F445CA-11

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker,registered representative,consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-11

01/2014

F456CA-11

Financial Statements	1
Notes to Financial Statements	15
Schedules of Investments	37
Financial Highlights (Includes performance information)	148
Shareholder Expense Example	160
Supplemental Information	162

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

	Blue Chip Fund		Bond Market Index Fund		Diversified Real Asset Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$363,540		$1,544,594		$2,078,332
Foreign currency--at cost	$–		$–		$2,103
Assets
Investment in securities--at value	$399,916		$1,552,502		$2,222,189
Foreign currency--at value	–		–		2,103
Cash	822		15,091		40,276
Deposits with counterparty	–		–		479
Receivables:
Dividends and interest	678		8,039		3,744
Expense reimbursement from Manager	5		–		47
Foreign currency contracts	–		–		4
Fund shares sold	1,044		173		2,956
Investment securities sold	1,045		34,217		19,749
Unrealized gain on OTC swap agreements	–		–		4
Variation margin on financial derivative instruments	–		–		130
Total Assets	403,510		1,610,022		2,291,681
Liabilities
Accrued management and investment advisory fees	210		279		1,374
Accrued administrative service fees	–		2		–
Accrued distribution fees	2		9		61
Accrued service fees	–		14		–
Accrued transfer agent fees	13		9		193
Accrued directors' expenses	1		2		2
Accrued other expenses	9		26		90
Payables:
Foreign currency contracts	–		–		183
Fund shares redeemed	5		3,537		4,114
Investment securities purchased	1,389		142,388		55,920
Options and swaptions contracts written (premiums received $0, $0 and $407)	–		–		343
Short sales (proceeds received $0, $4,559 and $0)	–		4,567		–
Variation margin on financial derivative instruments	–		–		139
Total Liabilities	1,629		150,833		62,419
Net Assets Applicable to Outstanding Shares	$401,881		$1,459,189		$2,229,262
Net Assets Consist of:
Capital shares and additional paid-in-capital	$361,916		$1,467,015		$2,059,639
Accumulated undistributed (overdistributed) net investment income (loss)	660		2,706		4,775
Accumulated undistributed (overdistributed) net realized gain (loss)	2,929		(18,432)		21,622
Net unrealized appreciation (depreciation) of investments	36,376		7,900		143,398
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		–		(172)
Total Net Assets	$401,881		$1,459,189		$2,229,262
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		710,000		1,400,000
Net Asset Value Per Share:
Class A: Net Assets	$4,598		N/A		$112,982
Shares Issued and Outstanding	325				9,119
Net Asset Value per share	$14.17				$12.39
Maximum Offering Price	$14.99				$12.87
Class C: Net Assets	$1,556		N/A		$51,568
Shares Issued and Outstanding	110				4,233
Net Asset Value per share	$14.13	(a)			$12.18	(a)
Class J: Net Assets	N/A		$24,817		N/A
Shares Issued and Outstanding			2,321
Net Asset Value per share			$10.69	(a)
Class P: Net Assets	$1,866		N/A		$247,135
Shares Issued and Outstanding	132				19,986
Net Asset Value per share	$14.19				$12.37
Institutional: Net Assets	$393,861		$1,360,465		$1,817,577
Shares Issued and Outstanding	27,763		126,633		146,652
Net Asset Value per share	$14.19		$10.74		$12.39
R-1: Net Assets	N/A		$1,123		N/A
Shares Issued and Outstanding			105
Net Asset Value per share			$10.71
R-2: Net Assets	N/A		$3,931		N/A
Shares Issued and Outstanding			368
Net Asset Value per share			$10.69
R-3: Net Assets	N/A		$12,593		N/A
Shares Issued and Outstanding			1,179
Net Asset Value per share			$10.68
R-4: Net Assets	N/A		$7,836		N/A
Shares Issued and Outstanding			732
Net Asset Value per share			$10.70
R-5: Net Assets	N/A		$48,424		N/A
Shares Issued and Outstanding			4,519
Net Asset Value per share			$10.72

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

	Global Multi- Strategy Fund	Global Opportunities Fund		International Equity Index Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$1,242,558	$1,155,211		$510,860
Foreign currency--at cost	$16,308	$109		$145
Assets
Investment in securities--at value	$1,360,013	$1,285,094		$621,539
Foreign currency--at value	16,352	109		139
Cash	291,952	12,545		63
Deposits with counterparty	23,734	–		524
Receivables:
Dividends and interest	5,729	2,241		3,208
Expense reimbursement from Manager	–	6		–
Foreign currency contracts	4,166	–		–
Fund shares sold	2,487	20		1,876
Investment securities sold	63,790	24,444		13,658
Swap premiums paid	1,229	–		–
Unrealized gain on OTC swap agreements	3,331	–		–
Variation margin on financial derivative instruments	844	–		17
Prepaid directors' expenses	–	–		1
Prepaid transfer agent fees	26	–		–
Total Assets	1,773,653	1,324,459		641,025
Liabilities
Accrued management and investment advisory fees	1,565	808		114
Accrued administrative service fees	–	–		1
Accrued distribution fees	50	1		3
Accrued service fees	–	–		11
Accrued transfer agent fees	–	14		–
Accrued directors' expenses	3	2		–
Accrued other expenses	1,114	74		244
Payables:
Foreign currency contracts	5,245	–		–
Fund shares redeemed	2,247	3,159		55
Investment securities purchased	86,242	23,707		15,532
Options and swaptions contracts written (premiums received $1,535, $0 and $0)	2,582	–		–
Reverse repurchase agreements	32,902	–		–
Short sales (proceeds received $286,640, $0 and $0)	331,085	–		–
Swap premiums received	557	–		–
Unrealized loss on OTC swap agreements	2,477	–		–
Variation margin on financial derivative instruments	511	–		–
Total Liabilities	466,580	27,765		15,960
Net Assets Applicable to Outstanding Shares	$1,307,073	$1,296,694		$625,065
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,248,112	$1,131,094		$522,055
Accumulated undistributed (overdistributed) net investment income (loss)	(2,407)	1,229		(181)
Accumulated undistributed (overdistributed) net realized gain (loss)	(4,614)	34,496		(7,937)
Net unrealized appreciation (depreciation) of investments	67,040	129,883		111,075
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(1,058)	(8)		53
Total Net Assets	$1,307,073	$1,296,694		$625,065
Capital Stock (par value: $.01 per share):
Shares authorized	1,450,000	650,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$128,290	$1,405		N/A
Shares Issued and Outstanding	11,820	112
Net Asset Value per share	$10.85	$12.56
Maximum Offering Price	$11.27	$13.29
Class C: Net Assets	$34,294	$1,758		N/A
Shares Issued and Outstanding	3,190	140
Net Asset Value per share	$10.75 (a)	$12.53	(a)
Class P: Net Assets	$105,770	$11		N/A
Shares Issued and Outstanding	9,713	1
Net Asset Value per share	$10.89	$12.58
Institutional: Net Assets	$1,038,719	$1,293,520		$567,946
Shares Issued and Outstanding	95,083	102,713		53,670
Net Asset Value per share	$10.92	$12.59		$10.58
R-1: Net Assets	N/A	N/A		$266
Shares Issued and Outstanding				26
Net Asset Value per share				$10.33
R-2: Net Assets	N/A	N/A		$1,164
Shares Issued and Outstanding				110
Net Asset Value per share				$10.56
R-3: Net Assets	N/A	N/A		$12,141
Shares Issued and Outstanding				1,164
Net Asset Value per share				$10.43
R-4: Net Assets	N/A	N/A		$11,916
Shares Issued and Outstanding				1,133
Net Asset Value per share				$10.52
R-5: Net Assets	N/A	N/A		$31,632
Shares Issued and Outstanding				3,003
Net Asset Value per share				$10.53

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2014 (unaudited)

	Preferred Securities Fund		Small-MidCap Dividend Income Fund

Amounts in thousands, except per share amounts
Investment in securities--at cost	$4,059,163		$813,557
Assets
Investment in securities--at value	$4,318,668	(a)	$941,492	(a)
Cash	10		–
Receivables:
Dividends and interest	41,550		1,621
Fund shares sold	25,991		8,312
Investment securities sold	6,459		3,425
Prepaid transfer agent fees	–		16
Total Assets	4,392,678		954,866
Liabilities
Accrued management and investment advisory fees	2,322		537
Accrued administrative service fees	1		–
Accrued distribution fees	822		86
Accrued service fees	2		–
Accrued transfer agent fees	984		–
Accrued directors' expenses	5		1
Accrued other expenses	201		23
Payables:
Dividends payable	18,540		–
Fund shares redeemed	16,176		1,202
Investment securities purchased	5,995		18,041
Collateral obligation on securities loaned, at value	7,356		7,888
Total Liabilities	52,404		27,778
Net Assets Applicable to Outstanding Shares	$4,340,274		$927,088
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,055,321		$788,157
Accumulated undistributed (overdistributed) net investment income (loss)	(5,016)		5,598
Accumulated undistributed (overdistributed) net realized gain (loss)	30,464		5,397
Net unrealized appreciation (depreciation) of investments	259,505		127,935
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		1
Total Net Assets	$4,340,274		$927,088
Capital Stock (par value: $.01 per share):
Shares authorized	1,900,000		1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$968,554		$205,774
Shares Issued and Outstanding	95,336		15,133
Net Asset Value per share	$10.16		$13.60
Maximum Offering Price	$10.56		$14.39
Class C: Net Assets	$820,067		$69,188
Shares Issued and Outstanding	80,794		5,113
Net Asset Value per share	$10.15	(b)	$13.53	(b)
Class J: Net Assets	$33,690		N/A
Shares Issued and Outstanding	3,386
Net Asset Value per share	$9.95	(b)
Class P: Net Assets	$749,834		$251,502
Shares Issued and Outstanding	74,261		18,264
Net Asset Value per share	$10.10		$13.77
Institutional: Net Assets	$1,758,022		$400,624
Shares Issued and Outstanding	173,962		29,343
Net Asset Value per share	$10.11		$13.65
R-1: Net Assets	$1,661		N/A
Shares Issued and Outstanding	165
Net Asset Value per share	$10.07
R-2: Net Assets	$754		N/A
Shares Issued and Outstanding	75
Net Asset Value per share	$10.02
R-3: Net Assets	$3,255		N/A
Shares Issued and Outstanding	324
Net Asset Value per share	$10.05
R-4: Net Assets	$1,556		N/A
Shares Issued and Outstanding	155
Net Asset Value per share	$10.04
R-5: Net Assets	$2,881		N/A
Shares Issued and Outstanding	286
Net Asset Value per share	$10.07

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2014 (unaudited)

	Blue Chip Fund(a)	Bond Market Index Fund	Diversified Real Asset Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$2,921	$–	$13,219
Withholding tax	(69)	(1)	(514)
Interest	–	15,392	8,826
Total Income	2,852	15,391	21,531
Expenses:
Management and investment advisory fees	1,277	1,824	8,178
Distribution fees - Class A	2	N/A	223
Distribution fees - Class C	3	N/A	250
Distribution fees - Class J	N/A	47	N/A
Distribution fees - R-1	N/A	2	N/A
Distribution fees - R-2	N/A	6	N/A
Distribution fees - R-3	N/A	15	N/A
Distribution fees - R-4	N/A	4	N/A
Administrative service fees - R-1	N/A	2	N/A
Administrative service fees - R-2	N/A	4	N/A
Administrative service fees - R-3	N/A	4	N/A
Administrative service fees - R-4	N/A	1	N/A
Administrative service fees - R-5	N/A	1	N/A
Registration fees - Class A	11	N/A	19
Registration fees - Class C	10	N/A	12
Registration fees - Class J	N/A	12	N/A
Registration fees - Class P	11	N/A	14
Registration fees - Institutional	33	4	63
Service fees - R-1	N/A	2	N/A
Service fees - R-2	N/A	5	N/A
Service fees - R-3	N/A	15	N/A
Service fees - R-4	N/A	9	N/A
Service fees - R-5	N/A	36	N/A
Shareholder reports - Class A	–	N/A	31
Shareholder reports - Class C	1	N/A	4
Shareholder reports - Class J	N/A	13	N/A
Shareholder reports - Class P	–	N/A	1
Shareholder reports - Institutional	1	–	5
Transfer agent fees - Class A	8	N/A	398
Transfer agent fees - Class C	8	N/A	33
Transfer agent fees - Class J	N/A	21	N/A
Transfer agent fees - Class P	4	N/A	29
Transfer agent fees - Institutional	–	1	128
Custodian fees	6	33	45
Directors' expenses	3	13	16
Professional fees	9	13	16
Other expenses	–	3	9
Total Gross Expenses	1,387	2,090	9,474
Less: Reimbursement from Manager - Class A	15	N/A	297
Less: Reimbursement from Manager - Class C	18	N/A	6
Less: Reimbursement from Manager - Class P	15	N/A	–
Less: Reimbursement from Distributor - Class J	N/A	17	N/A
Total Net Expenses	1,339	2,073	9,171
Net Investment Income (Loss)	1,513	13,318	12,360

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	2,941	(214)	20,947
Foreign currency transactions	–	–	(699)
Futures contracts	–	–	213
Options and swaptions	–	–	89
Short sales	–	(93)	–
Swap agreements	–	–	81
Change in unrealized appreciation/depreciation of:
Investments	39,606	27,127	111,593
Futures contracts	–	–	(437)
Options and swaptions	–	–	103
Short sales	–	(8)	–
Swap agreements	–	–	(544)
Translation of assets and liabilities in foreign currencies	–	–	(300)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	42,547	26,812	131,046
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,060	$40,130	$143,406

(a)	Class A, Class C, and Class P shares commenced operations on September 30, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2014 (unaudited)

	Global Multi- Strategy Fund	Global Opportunities Fund(a)	International Equity Index Fund

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$5,528	$9,695	$6,362
Withholding tax	(101)	(490)	(599)
Interest	7,752	5	2
Total Income	13,179	9,210	5,765
Expenses:
Management and investment advisory fees	9,634	5,057	678
Distribution fees - Class A	136	1	N/A
Distribution fees - Class C	138	3	N/A
Distribution fees - R-2	N/A	N/A	1
Distribution fees - R-3	N/A	N/A	13
Distribution fees - R-4	N/A	N/A	5
Administrative service fees - R-2	N/A	N/A	1
Administrative service fees - R-3	N/A	N/A	4
Administrative service fees - R-4	N/A	N/A	2
Administrative service fees - R-5	N/A	N/A	1
Registration fees - Class A	21	11	N/A
Registration fees - Class C	13	10	N/A
Registration fees - Class P	21	11	N/A
Registration fees - Institutional	44	18	16
Service fees - R-2	N/A	N/A	1
Service fees - R-3	N/A	N/A	13
Service fees - R-4	N/A	N/A	12
Service fees - R-5	N/A	N/A	35
Shareholder reports - Class A	5	–	N/A
Shareholder reports - Class C	1	1	N/A
Shareholder reports - Class P	1	–	N/A
Shareholder reports - Institutional	1	1	–
Transfer agent fees - Class A	37	8	N/A
Transfer agent fees - Class C	12	8	N/A
Transfer agent fees - Class P	14	4	N/A
Transfer agent fees - Institutional	3	1	1
Custodian fees	142	39	171
Directors' expenses	10	11	5
Dividends and interest on securities sold short	3,268	–	–
Index license fees	–	–	85
Professional fees	33	8	17
Other expenses	8	3	3
Reverse repurchase agreement interest expense	18	–	–
Total Gross Expenses	13,560	5,195	1,064
Less: Reimbursement from Manager - Class A	–	18	N/A
Less: Reimbursement from Manager - Class C	8	17	N/A
Less: Reimbursement from Manager - Class P	–	15	N/A
Total Net Expenses	13,552	5,145	1,064
Net Investment Income (Loss)	(373)	4,065	4,701

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	47,936	57,175	4,477
Foreign currency transactions	3,120	(183)	(19)
Futures contracts	(17,407)	–	352
Options and swaptions	2,398	–	–
Short sales	(22,699)	–	–
Swap agreements	(3,267)	–	–
Change in unrealized appreciation/depreciation of:
Investments	81,413	117,181	61,715
Futures contracts	(7,433)	–	422
Options and swaptions	(2,483)	–	–
Short sales	(23,003)	–	–
Swap agreements	649	–	–
Translation of assets and liabilities in foreign currencies	(2,819)	29	57
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	56,405	174,202	67,004
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,032	$178,267	$71,705

(a)	Class A, Class C, and Class P shares commenced operations on September 30, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2014 (unaudited)

Preferred Securities Fund		Small-MidCap Dividend Income Fund

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$64,265	$14,799
Withholding tax	–	(184)
Interest	78,362	7
Securities lending - net	129	42
Total Income	142,756	14,664
Expenses:
Management and investment advisory fees	15,624	2,898
Distribution fees - Class A	1,270	197
Distribution fees - Class C	4,245	228
Distribution fees - Class J	62	N/A
Distribution fees - R-1	3	N/A
Distribution fees - R-2	1	N/A
Distribution fees - R-3	4	N/A
Distribution fees - R-4	1	N/A
Administrative service fees - R-1	3	N/A
Administrative service fees - R-2	1	N/A
Administrative service fees - R-3	1	N/A
Registration fees - Class A	41	24
Registration fees - Class C	16	18
Registration fees - Class J	12	N/A
Registration fees - Class P	15	22
Registration fees - Institutional	26	13
Service fees - R-1	2	N/A
Service fees - R-2	1	N/A
Service fees - R-3	4	N/A
Service fees - R-4	2	N/A
Service fees - R-5	4	N/A
Shareholder reports - Class A	50	4
Shareholder reports - Class C	29	1
Shareholder reports - Class J	11	N/A
Shareholder reports - Class P	36	1
Shareholder reports - Institutional	39	–
Transfer agent fees - Class A	545	45
Transfer agent fees - Class C	444	11
Transfer agent fees - Class J	29	N/A
Transfer agent fees - Class P	478	60
Transfer agent fees - Institutional	381	2
Custodian fees	20	5
Directors' expenses	37	6
Professional fees	15	8
Other expenses	36	1
Total Gross Expenses	23,488	3,544
Less: Reimbursement from Distributor - Class J	22	N/A
Total Net Expenses	23,466	3,544
Net Investment Income (Loss)	119,290	11,120

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	63,990	11,109
Foreign currency transactions	–	(7)
Change in unrealized appreciation/depreciation of:
Investments	58,913	68,477
Translation of assets and liabilities in foreign currencies	–	2
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	122,903	79,581
Net Increase (Decrease) in Net Assets Resulting from Operations	$242,193	$90,701

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Blue Chip Fund
							Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)							$1,513	$291
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							2,941	42
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							39,606	(3,537)
			Net Increase (Decrease) in Net Assets Resulting from Operations				44,060	(3,204)

Dividends and Distributions to Shareholders
From net investment income							(1,122)	(32)
From net realized gain on investments							(51)	(7)
						Total Dividends and Distributions	(1,173)	(39)

Capital Share Transactions
Net increase (decrease) in capital share transactions							179,262	177,654
						Total Increase (Decrease) in Net Assets	222,149	174,411

Net Assets
Beginning of period							179,732	5,321
End of period (including undistributed net investment income as set forth below)							$401,881	$179,732
Undistributed (overdistributed) net investment income (loss)							$660	$269

	Class A(a)		Class C(a)		Class P(a)	Institutional
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$4,877		$1,708		$1,841	$178,223
Reinvested	6		1		–	1,166
Redeemed	(422)		(201)		–	(7,937)
Net Increase (Decrease)	$4,461		$1,508		$1,841	$171,452
Shares:
Sold	356		125		132	13,810
Reinvested	–		–		–	84
Redeemed	(31)		(15)		–	(579)
Net Increase (Decrease)	325		110		132	13,315
Year Ended August 31, 2013
Dollars:
Sold	N/A		N/A		N/A $	184,070
Redeemed	N/A		N/A		N/A	(6,416)
Net Increase (Decrease)	N/A		N/A		N/A $	177,654
Shares:
Sold	N/A		N/A		N/A	14,448
Redeemed	N/A		N/A		N/A	(500)
Net Increase (Decrease)	N/A		N/A		N/A	13,948

Distributions:
Period Ended February 28, 2014
From net investment
income	$(6	) $	(1	) $	–	$(1,115)
From net realized gain on
investments	–		–		–	(51)
Total Dividends and Distributions $	(6	) $	(1	) $	–	$(1,166)
Year Ended August 31, 2013
From net investment
income	N/A		N/A		N/A $	(32)
From net realized gain on
investments	N/A		N/A		N/A	(7)
Total Dividends and Distributions	N/A		N/A		N/A $	(39)

(a)	Period from September 30, 2013, date operations commenced, through February 28, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														Bond Market Index Fund

														Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)														$13,318	$25,689
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														(307)	(1,690)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														27,119	(77,072)
			Net Increase (Decrease) in Net Assets Resulting from Operations											40,130	(53,073)

Dividends and Distributions to Shareholders
From net investment income														(32,388)	(34,750)
From net realized gain on investments														–	(766)
									Total Dividends and Distributions					(32,388)	(35,516)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(85,180)	(4,624)
							Total Increase (Decrease) in Net Assets							(77,438)	(93,213)

Net Assets
Beginning of period														1,536,627	1,629,840
End of period (including undistributed net investment income as set forth below)														$1,459,189	$1,536,627
Undistributed (overdistributed) net investment income (loss)														$2,706	$21,776

	Class J Institutional				R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$1,851		$69,989		$144		$422		$2,844		$1,367		$29,137
Reinvested	433		31,081		16		60		222		143		431
Redeemed	(2,879)		(209,678)		(564)		(566)		(2,015)		(858)		(6,760)
Net Increase (Decrease)	$(595) $ (108,608) $				(404	) $	(84	) $	1,051		$652		$22,808
Shares:
Sold	173		6,519		14		39		266		128		2,761
Reinvested	41		2,943		1		6		21		14		41
Redeemed	(270)		(19,412)		(53)		(53)		(190)		(80)		(633)
Net Increase (Decrease)	(56)		(9,950)		(38)		(8)		97		62		2,169
Year Ended August 31, 2013
Dollars:
Sold	$4,212		$393,129		$426		$990		$5,746		$2,870		$10,841
Reinvested	479		34,097		28		65		212		132		501
Redeemed	(9,647)		(434,354)		(1,101)		(1,648)		(3,923)		(1,665)		(6,014)
Net Increase (Decrease)	$(4,956	) $	(7,128	) $	(647	) $	(593	) $	2,035		$1,337		$5,328
Shares:
Sold	382		35,640		39		91		522		260		981
Reinvested	44		3,087		2		6		19		12		45
Redeemed	(882)		(40,070)		(100)		(150)		(360)		(153)		(549)
Net Increase (Decrease)	(456)		(1,343)		(59)		(53)		181		119		477

Distributions:
Period Ended February 28, 2014
From net investment income $	(434	) $	(31,082	) $	(16	) $	(60	) $	(222	) $	(143	) $	(431)
From net realized gain on
investments	–		–		–		–		–		–		–
Total Dividends and Distributions $	(434	) $	(31,082	) $	(16	) $	(60	) $	(222	) $	(143	) $	(431)
Year Ended August 31, 2013
From net investment income $	(466	) $	(33,369	) $	(27	) $	(63	) $	(207	) $	(129	) $	(489)
From net realized gain on
investments	(15)		(728)		(1)		(2)		(5)		(3)		(12)
Total Dividends and Distributions $	(481	) $	(34,097	) $	(28	) $	(65	) $	(212	) $	(132	) $	(501)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Diversified Real Asset Fund

								Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)								$12,360	$24,188
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								20,631	20,905
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								110,415	(21,651)
			Net Increase (Decrease) in Net Assets Resulting from Operations					143,406	23,442

Dividends and Distributions to Shareholders
From net investment income								(25,110)	(16,722)
From net realized gain on investments								(18,379)	(34,473)
							Total Dividends and Distributions	(43,489)	(51,195)

Capital Share Transactions
Net increase (decrease) in capital share transactions								299,863	554,630
							Total Increase (Decrease) in Net Assets	399,780	526,877

Net Assets
Beginning of period								1,829,482	1,302,605
End of period (including undistributed net investment income as set forth below)								$2,229,262	$1,829,482
Undistributed (overdistributed) net investment income (loss)								$4,775	$17,525

	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$36,186		$6,368	$193,784			$361,844
Reinvested	1,303		461		4,509		34,354
Redeemed	(215,809)		(7,314)		(19,222)		(96,601)
Net Increase (Decrease)	$(178,320)		$(485) $ 179,071				$299,597
Shares:
Sold	3,014		541		16,086		30,029
Reinvested	109		39		377		2,866
Redeemed	(18,023)		(620)		(1,594)		(8,009)
Net Increase (Decrease)	(14,900)		(40)		14,869		24,886
Year Ended August 31, 2013
Dollars:
Sold	$91,229		$19,702		$43,469		$562,471
Reinvested	8,323		989		990		39,084
Redeemed	(59,650)		(12,580)		(22,626)		(116,771)
Net Increase (Decrease)	$39,902		$8,111		$21,833		$484,784
Shares:
Sold	7,662		1,671		3,628		46,909
Reinvested	713		86		84		3,325
Redeemed	(5,022)		(1,071)		(1,896)		(9,778)
Net Increase (Decrease)	3,353		686		1,816		40,456

Distributions:
Period Ended February 28, 2014
From net investment
income	$(394	) $	(105	) $	(2,905	) $	(21,706)
From net realized gain on
investments	(1,003)		(467)		(2,058)		(14,851)
Total Dividends and
Distributions	$(1,397	) $	(572	) $	(4,963	) $	(36,557)
Year Ended August 31, 2013
From net investment
income	$(2,421	) $	(117	) $	(502	) $	(13,682)
From net realized gain on
investments	(6,249)		(1,143)		(1,088)		(25,993)
Total Dividends and
Distributions	$(8,670	) $	(1,260	) $	(1,590	) $	(39,675)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Multi-Strategy Fund

								Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)								$(373)	$1,973
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								10,081	531
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								46,324	7,206
			Net Increase (Decrease) in Net Assets Resulting from Operations					56,032	9,710

Dividends and Distributions to Shareholders
From net investment income								(3,409)	–
From net realized gain on investments								(9,588)	(6,899)
							Total Dividends and Distributions	(12,997)	(6,899)

Capital Share Transactions
Net increase (decrease) in capital share transactions								143,603	631,609
							Total Increase (Decrease) in Net Assets	186,638	634,420

Net Assets
Beginning of period								1,120,435	486,015
End of period (including undistributed net investment income as set forth below)								$1,307,073	$1,120,435
Undistributed (overdistributed) net investment income (loss)								$(2,407)	$1,375

	Class A		Class C	Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$65,755		$14,761		$57,111		$85,491
Reinvested	874		197		724		10,895
Redeemed	(42,466)		(2,574)		(21,452)		(25,713)
Net Increase (Decrease)	$24,163		$12,384		$36,383		$70,673
Shares:
Sold	6,139		1,390		5,324		7,973
Reinvested	81		19		67		1,008
Redeemed	(3,967)		(242)		(1,999)		(2,386)
Net Increase (Decrease)	2,253		1,167		3,392		6,595
Year Ended August 31, 2013
Dollars:
Sold	$106,941		$20,529		$71,488		$484,250
Reinvested	167		22		18		6,663
Redeemed	(14,855)		(883)		(5,342)		(37,389)
Net Increase (Decrease)	$92,253		$19,668		$66,164		$453,524
Shares:
Sold	10,144		1,958		6,757		45,474
Reinvested	16		2		2		642
Redeemed	(1,413)		(85)		(506)		(3,543)
Net Increase (Decrease)	8,747		1,875		6,253		42,573

Distributions:
Period Ended February 28, 2014
From net investment
income	$(97	) $	–		$(237	) $	(3,075)
From net realized gain on
investments	(836)		(231)		(699)		(7,822)
Total Dividends and
Distributions	$(933	) $	(231	) $	(936	) $	(10,897)
Year Ended August 31, 2013
From net investment
income	$–		$–		$–		$–
From net realized gain on
investments	(171)		(43)		(20)		(6,665)
Total Dividends and
Distributions	$(171	) $	(43	) $	(20	) $	(6,665)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Opportunities Fund

							Period Ended February 28, 2014	Period Ended August 31, 2013(a)

Operations
Net investment income (loss)							$4,065	$5,625
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							56,992	(23,821)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							117,210	12,665
			Net Increase (Decrease) in Net Assets Resulting from Operations				178,267	(5,531)

Dividends and Distributions to Shareholders
From net investment income							(7,136)	–
						Total Dividends and Distributions	(7,136)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							21,025	1,110,069
						Total Increase (Decrease) in Net Assets	192,156	1,104,538

Net Assets
Beginning of period							1,104,538	–
End of period (including undistributed net investment income as set forth below)							$1,296,694	$1,104,538
Undistributed (overdistributed) net investment income (loss)							$1,229	$4,300

	Class A(b)		Class C(b)		Class P(b)	Institutional
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$1,387		$1,702		$10	$46,790
Reinvested	4		5		–	7,126
Redeemed	(40)		(12)		–	(35,947)
Net Increase (Decrease)	$1,351		$1,695		$10	$17,969
Shares:
Sold	115		141		1	3,891
Reinvested	–		–		–	575
Redeemed	(3)		(1)		–	(2,987)
Net Increase (Decrease)	112		140		1	1,479

Period Ended August 31, 2013(a)
Dollars:
Sold	N/A		N/A		N/A	$ 1,149,034
Redeemed	N/A		N/A		N/A	(38,965)
Net Increase (Decrease)	N/A		N/A		N/A	$ 1,110,069
Shares:
Sold	N/A		N/A		N/A	104,804
Redeemed	N/A		N/A		N/A	(3,570)
Net Increase (Decrease)	N/A		N/A		N/A	101,234

Distributions:
Period Ended February 28, 2014
From net investment
income	$(4	) $	(6	) $	–	$(7,126)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(4	) $	(6	) $	–	$(7,126)

Period Ended August 31, 2013(a)
From net investment
income	N/A		N/A		N/A $	–
From net realized gain on
investments	N/A		N/A		N/A	–
Total Dividends and Distributions	N/A		N/A		N/A $	–

(a)	Period from December 28, 2012, date operations commenced, through August 31, 2013.
(b)	Period from September 30, 2013, date operations commenced, through February 28, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											International Equity Index Fund

											Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)											$4,701	$19,357
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											4,810	70,700
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											62,194	60,430
		Net Increase (Decrease) in Net Assets Resulting from Operations									71,705	150,487

Dividends and Distributions to Shareholders
From net investment income											(16,820)	(26,316)
From net realized gain on investments											(70,812)	–
								Total Dividends and Distributions			(87,632)	(26,316)

Capital Share Transactions
Net increase (decrease) in capital share transactions											174,855	(465,968)
						Total Increase (Decrease) in Net Assets					158,928	(341,797)

Net Assets
Beginning of period											466,137	807,934
End of period (including undistributed net investment income as set forth below)											$625,065	$466,137
Undistributed (overdistributed) net investment income (loss)											$(181)	$11,938

Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$109,008	$193		$621		$3,398		$3,391		$6,387
Reinvested	79,683	35		141		1,722		1,596		4,455
Redeemed	(31,074)	(73)		(32)		(728)		(527)		(3,341)
Net Increase (Decrease)	$157,617	$155		$730		$4,392		$4,460		$7,501
Shares:
Sold	9,793	19		54		301		308		579
Reinvested	7,655	3		14		168		155		430
Redeemed	(2,693)	(7)		(3)		(66)		(49)		(298)
Net Increase (Decrease)	14,755	15		65		403		414		711
Year Ended August 31, 2013
Dollars:
Sold	$202,634	$56		$292		$5,230		$3,732		$10,711
Reinvested	25,536	2		7		104		126		541
Redeemed	(710,869)	(15)		(55)		(680)		(1,166)		(2,154)
Net Increase (Decrease)	$(482,699)	$43		$244		$4,654		$2,692		$9,098
Shares:
Sold	18,952	5		28		493		351		1,040
Reinvested	2,506	–		1		10		12		53
Redeemed	(65,286)	(1)		(6)		(66)		(111)		(205)
Net Increase (Decrease)	(43,828)	4		23		437		252		888

Distributions:
Period Ended February 28, 2014
From net investment income $	(15,399)	$(6	) $	(24	) $	(301	) $	(285	) $	(805)
From net realized gain on
investments	(64,284)	(29)		(117)		(1,421)		(1,311)		(3,650)
Total Dividends and Distributions $	(79,683)	$(35	) $	(141	) $	(1,722	) $	(1,596	) $	(4,455)
Year Ended August 31, 2013
From net investment income $	(25,536)	$(2	) $	(7	) $	(104	) $	(126	) $	(541)
From net realized gain on
investments	–	–		–		–		–		–
Total Dividends and Distributions $	(25,536)	$(2	) $	(7	) $	(104	) $	(126	) $	(541)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Preferred Securities Fund

										Period Ended February 28, 2014			Year Ended August 31, 2013

Operations
Net investment income (loss)											$119,290			$261,478
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											63,990			153,119
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											58,913			(235,532)
			Net Increase (Decrease) in Net Assets Resulting from Operations								242,193			179,065

Dividends and Distributions to Shareholders
From net investment income											(129,101)			(264,164)
From net realized gain on investments											(120,538)			(28,016)
						Total Dividends and Distributions					(249,639)			(292,180)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(428,236)			331,510
					Total Increase (Decrease) in Net Assets					(435,682)				218,395

Net Assets
Beginning of period										4,775,956				4,557,561
End of period (including undistributed net investment income as set forth below)										$4,340,274				$4,775,956
Undistributed (overdistributed) net investment income (loss)											$(5,016)			$4,795

	Class A		Class C	Class J	Class P	Institutional	R-1	R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$152,962		$38,210	$3,848	$220,460	$246,981	$148	$69		$792		$606	$606
Reinvested	50,039		29,291	1,798	22,098	60,623	86	40		166		102	166
Redeemed	(341,616)		(157,922)	(5,506)	(314,335)	(432,026)	(332)	(364)		(1,804)		(579)	(2,843)
Net Increase (Decrease)	$(138,615)		$(90,421)	$140	$(71,777)	$(124,422)	$(98)	$(255)		$(846)		$129	$(2,071)
Shares:
Sold	15,110		3,787	388	21,920	24,550	15	7		79		60	60
Reinvested	5,000		2,932	183	2,220	6,088	8	4		17		10	17
Redeemed	(33,777)		(15,615)	(553)	(31,409)	(42,932)	(33)	(36)		(180)		(58)	(283)
Net Increase (Decrease)	(13,667)		(8,896)	18	(7,269)	(12,294)	(10)	(25)		(84)		12	(206)
Year Ended August 31, 2013
Dollars:
Sold	$578,115		$237,955	$13,257	$641,168	$944,678	$588	$1,009		$4,050		$732	$4,573
Reinvested	61,140		29,964	1,934	18,647	71,923	93	53		181		62	254
Redeemed	(646,893)		(224,655)	(11,797)	(548,045)	(839,468)	(568)	(1,086)		(4,220)		(32)	(2,102)
Net Increase (Decrease)	$(7,638	) $	43,264	$3,394	$111,770	$177,133	$113	$(24	) $	11		$762	$2,725
Shares:
Sold	54,577		22,463	1,274	60,823	89,435	56	96		388		71	434
Reinvested	5,801		2,846	187	1,781	6,856	9	5		17		6	24
Redeemed	(61,354)		(21,346)	(1,138)	(52,388)	(80,183)	(54)	(105)		(402)		(3)	(200)
Net Increase (Decrease)	(976)		3,963	323	10,216	16,108	11	(4)		3		74	258

Distributions:
Period Ended February 28, 2014
From net investment
income	$(29,054)		$(21,204)	$(925)	$(23,963)	$(53,672)	$(43)	$(22)		$(83)		$(50)	$(85)
From net realized gain on
investments	(26,933)		(22,683)	(883)	(22,434)	(47,326)	(43)	(20)		(83)		(52)	(81)
Total Dividends and
Distributions	$(55,987)		$(43,887)	$(1,808)	$(46,397)	$(100,998)	$(86)	$(42)		$(166)		$(102)	$(166)
Year Ended August 31, 2013
From net investment
income	$(62,891)		$(42,597)	$(1,746)	$(46,857)	$(109,486)	$(83)	$(54)		$(165	)$	(56)	$(229)
From net realized gain on
investments	(6,912)		(5,414)	(196)	(4,724)	(10,704)	(10)	(5)		(20)		(6)	(25)
Total Dividends and
Distributions	$(69,803)		$(48,011)	$(1,942)	$(51,581)	$(120,190)	$(93)	$(59)		$(185)		$(62)	$(254)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Small-MidCap Dividend Income Fund

								Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)								$11,120	$13,261
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								11,102	11,753
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								68,479	43,756
			Net Increase (Decrease) in Net Assets Resulting from Operations					90,701	68,770

Dividends and Distributions to Shareholders
From net investment income								(8,528)	(11,564)
From net realized gain on investments								(15,942)	(933)
							Total Dividends and Distributions	(24,470)	(12,497)

Capital Share Transactions
Net increase (decrease) in capital share transactions								345,171	156,970
							Total Increase (Decrease) in Net Assets	411,402	213,243

Net Assets
Beginning of period								515,686	302,443
End of period (including undistributed net investment income as set forth below)								$927,088	$515,686
Undistributed (overdistributed) net investment income (loss)								$5,598	$3,006

	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$109,476		$46,586	$220,354			$9,703
Reinvested	4,842		1,172		5,308		12,304
Redeemed	(32,834)		(2,619)		(15,347)		(13,774)
Net Increase (Decrease)	$81,484		$45,139	$210,315			$8,233
Shares:
Sold	8,290		3,550		16,398		744
Reinvested	367		89		396		930
Redeemed	(2,487)		(199)		(1,146)		(1,047)
Net Increase (Decrease)	6,170		3,440		15,648		627
Year Ended August 31, 2013
Dollars:
Sold	$97,555		$20,346		$27,321		$32,628
Reinvested	1,258		90		402		10,666
Redeemed	(11,259)		(376)		(2,110)		(19,551)
Net Increase (Decrease)	$87,554		$20,060		$25,613		$23,743
Shares:
Sold	8,205		1,678		2,259		2,685
Reinvested	110		8		35		947
Redeemed	(945)		(31)		(178)		(1,638)
Net Increase (Decrease)	7,370		1,655		2,116		1,994

Distributions:
Period Ended February 28, 2014
From net investment
income	$(1,698	) $	(356	) $	(1,646	) $	(4,828)
From net realized gain on
investments	(3,361)		(998)		(4,089)		(7,494)
Total Dividends and
Distributions	$(5,059	) $	(1,354	) $	(5,735	) $	(12,322)
Year Ended August 31, 2013
From net investment
income	$(1,235	) $	(86	) $	(381	) $	(9,862)
From net realized gain on
investments	(84)		(6)		(24)		(819)
Total Dividends and
Distributions	$(1,319	) $	(92	) $	(405	) $	(10,681)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Effective December 28, 2012, the initial purchase of $5,000,000 of Institutional class shares of Global Opportunities Fund was made by Principal Financial Services, Inc.

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Blue Chip Fund were made by Principal Management Corporation (the “Manager”).

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Global Opportunities Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates fair value.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

International		Global		Global
Equity Index Fund		Opportunities Fund		Multi-Strategy Fund
Euro	30.3%	Euro	9.6%	Euro	6.0%
British Pound	21.0	British Pound	8.3	Japanese Yen	5.7
Japanese Yen	19.5	Japanese Yen	7.8
Swiss Franc	9.0
Australian Dollar	7.3

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2014, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Recent Accounting Pronouncements. In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2013-08 Financial Services – Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 28, 2014, International Equity Index Fund and Preferred Securities Fund each borrowed from the Facility. Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended February 28, 2014, Diversified Real Asset Fund, Global Opportunities Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Agreements or similar agreements.

As of February 28, 2014, financial assets subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund	Asset Type	Gross amount of recognized assets	Gross amounts not offset in the Statements of Assets and Liabilities		Net amount
			Financial instruments*	Collateral received**
Diversified Real Asset Fund	Foreign Currency Contracts	$4	$(4)	$—	$—
	Interest Rate Swaps	4	—	—	4
	Purchased Interest Rate Swaptions	506	—	(506)	—
	Purchased Inflation Floors	4	—	(4)	—

Global Multi-Strategy Fund	Credit Default Swaps	$109	$(109)	$—	$—
	Foreign Currency Contracts	4,166	(4,166)	—	—
	Interest Rate Swaps	229	(229)	—	—
	Purchased Interest Rate Swaptions	48	—	—	48
	Purchased Forward Volatility Agreement	85	—	—	85
	Synthetic Futures	308	(308)	—	—
	Total Return Equity Basket Swaps	2,685	(725)	—	1,960
	Repurchase Agreements	33,873	(32,902)	—	971

As of February 28, 2014, financial liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

			Gross amounts not offset in the
			Statements of Assets and Liabilities
		Gross amount of	Financial	Collateral
Fund	Liability Type	recognized liability	instruments*	Pledged**	Net amount
Diversified Real Asset Fund	Foreign Currency Contracts	$183	$(4)	$—	$179
	Written Interest Rate Swaptions	343	—	—	343

Global Multi-Strategy Fund	Credit Default Swaps	$727	$(109)	$(472)	$146
	Foreign Currency Contracts	5,245	(4,166)	(281)	798
	Interest Rate Swaps	662	(229)	(433)	—
	Written Interest Rate Swaption	117	—	—	117
	Written Credit Default Swaptions	56	—	—	56
	Synthetic Futures	340	(308)	(32)	—
	Total Return Equity Basket Swaps	725	(725)	—	—
	Total Return Swaps	23	—	(23)	—
	Reverse Repurchase Agreements	32,902	(32,902)	—	—

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedule of investments.

Asset and related collateral information for repurchase agreements is included in the schedules of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Credit Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Options Contracts. During the period Global Multi-Strategy Fund and Diversified Real Asset Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 28, 2014, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	242	14,400	$122
Options written	570	24,300	494
Options expired	(376)	—	(97)
Options closed	(331)	(14,400)	(74)
Options exercised	(105)	—	(38)
Balance at end of period	—	24,300	407

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	4,450,886	34,700	$3,801
Options written	1,245	174,200	804
Options expired	(4,449,220)	(11,300)	(104)
Options closed	(1,447)	(69,400)	(2,826)
Options exercised	(188)	(21,900)	(141)
Balance at end of period	1,276	106,300	1,534

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements that are collateralized by assets other than U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. After entering into the repurchase agreement, the fund may sell the security received as collateral short in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement. Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. The fund also pays the counterparty a fee to compensate them for holding the collateral security and the amount is recorded as interest expense on the statement of operations.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each fund’s statement of operations. As of February 28, 2014, the Funds had securities on loan as follows (in thousands):

	Market Value	Collateral Value
Preferred Securities Fund	$7,174	$7,356
Small-MidCap Dividend Income Fund	7,695	7,888

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of February 28, 2014, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Diversified Real Asset Fund	$263	$—
Global Multi-Strategy Fund	706	—

Short Sales. Bond Market Index Fund and Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2014 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component without actually owning the underlying position.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of February 28, 2014, counterparties had pledged collateral for swap agreements of $610,000 for the Global Multi-Strategy Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of Global Multi-Strategy Fund.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives February 28, 2014		Liability Derivatives February 28, 2014
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Foreign exchange contracts	Receivables	$4	Payables	$183
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$694 * Payables, Net Assets Consist of Net unrealized		$910 *
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
	Total $	698		$1,093
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$148	Payables, Net Assets Consist of Net unrealized	$930
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$5,203 * Payables, Net Assets Consist of Net unrealized		$10,564 *
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$4,166	Payables	$5,245
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$1,376 * Payables, Net Assets Consist of Net unrealized		$2,421 *
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
	Total $ 10,893			$19,160
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$396 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign		$(184)	$(309)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment		$135	$(749)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total		$(49)	$(1,058)

Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Investment		$(1,973)	$(638)
	transactions, Options and swaptions, and
	Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment		$(14,345)	$(10,273)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment		$2,238	$(2,840)
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment		$(2,633)	$(764)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total		$(16,713)	$(14,515)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations

International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$352	$422
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by International Equity Index Fund and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended February 28, 2014.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or an internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

4. Fair Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 at February 28, 2014 due to thinly traded securities:

Global Multi-Strategy Fund	$37,037
Preferred Securities Fund	$57,366,197

Below are transfers from Level 2 to Level 1 at February 28, 2014 due to the resumption of trading for previously thinly traded securities:

Global Multi-Strategy Fund	$27,883,257
Preferred Securities Fund	$45,665,820

The following is a summary of the inputs used as of February 28, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs )	Totals (Level 1,2,3

Blue Chip Fund
Common Stocks*	$399,916	$—	$—	$399,916
Total investments in securities $	399,916	$—	$—	$399,916

Bond Market Index Fund
Bonds	$—	$503,704	$501	$504,205
Municipal Bonds	—	15,291	—	15,291
Repurchase Agreements	—	95,606	—	95,606
U.S. Government & Government Agency Obligations	—	937,400	—	937,400
Total investments in securities $	—	$1,552,001	$501	$1,552,502
Short Sales
U.S. Government & Government Agency Obligations	$—	$(4,567)	$—	$(4,567)

Diversified Real Asset Fund
Bonds	$—	$199,604	$—	$199,604
Commodity Indexed Structured Notes	—	132,444	—	132,444
Common Stocks
Basic Materials	45,538	30,967	—	76,505
Communications	12,800	6,729	—	19,529
Consumer, Cyclical	5,564	5,439	—	11,003
Consumer, Non-cyclical	34,122	25,645	—	59,767
Diversified	755	1,672	—	2,427
Energy	462,498	9,358	—	471,856
Financial	132,023	75,338	—	207,361
Industrial	58,238	35,924	—	94,162
Utilities	37,038	75,697	—	112,735
Repurchase Agreements	—	58,487	—	58,487
Senior Floating Rate Interests	—	416,320	—	416,320
U.S. Government & Government Agency Obligations	—	359,339	—	359,339
Purchased Interest Rate Swaptions	—	506	—	506
Purchased Interest Rate Floor	—	4	—	4
Purchased Options	140	—	—	140
Total investments in securities $	788,716	$1,433,473	$—	$2,222,189

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

4. Fair Valuation (Continued)
Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Diversified Real Asset Fund (Continued)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$4	$—	$4
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$3	$—	$3
Futures	37	—	—	37
Interest Rate Swaps	—	4	—	4
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(183)	$—	$(183)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(176)	$—	$(176)
Futures	(391)	—	—	(391)
Interest Rate Swaptions	—	(343)	—	(343)

Global Multi-Strategy Fund
Bonds	$—	$287,741	$12,964	$300,705
Certificate of Deposit	—	2,000	—	2,000
Common Stocks
Basic Materials	26,538	15,773	—	42,311
Communications	90,857	10,862	—	101,719
Consumer, Cyclical	91,655	19,782	—	111,437
Consumer, Non-cyclical	133,520	21,837	—	155,357
Diversified	285	304	—	589
Energy	40,620	4,722	—	45,342
Exchange Traded Funds	1,702	—	—	1,702
Financial	76,489	24,949	—	101,438
Industrial	68,052	29,950	—	98,002
Technology	76,577	11,982	—	88,559
Utilities	9,950	4,342	—	14,292
Convertible Bonds	—	48,413	742	49,155
Convertible Preferred Stocks
Basic Materials	627	—	—	627
Communications	—	51	—	51
Consumer, Non-cyclical	—	82	—	82
Energy	—	335	—	335
Financial	2,645	591	—	3,236
Technology	—	55	—	55
Utilities	560	92	—	652
Municipal Bonds	—	206	—	206
Preferred Stocks
Basic Materials	—	42	—	42
Consumer, Cyclical	—	222	—	222
Consumer, Non-cyclical	—	115	—	115
Financial	1,763	889	—	2,652
Utilities	—	114	—	114
Repurchase Agreements	—	44,016	—	44,016
Senior Floating Rate Interests	—	39,036	—	39,036
U.S. Government & Government Agency Obligations	—	155,647	—	155,647
Purchased Interest Rate Swaptions	—	48	—	48
Purchased Forward Volatility Agreements	—	85	—	85
Purchased Options	184	—	—	184
Total investments in securities $	622,024	$724,283	$13,706	$1,360,013
Short Sales
Bonds	$—	$(31,752)	$—	$(31,752)
Common Stocks
Basic Materials	$(11,669)	$(5,952)	$—	$(17,621)
Communications	(24,841)	(4,473)	—	(29,314)
Consumer, Cyclical	(39,994)	(8,089)	—	(48,083)
Consumer, Non-cyclical	(44,455)	(3,545)	—	(48,000)
Diversified	(609)	—	—	(609)
Energy	(23,789)	(1,701)	—	(25,490)
Financial	(41,787)	(3,925)	—	(45,712)
Industrial	(23,254)	(14,123)	—	(37,377)
Technology	(29,437)	(3,507)	—	(32,944)
Utilities	(8,767)	(1,511)	—	(10,278)
Preferred Stocks
Consumer, Cyclical	$—	$(588)	$—	$(588)
Energy	—	(18)	—	(18)
U.S. Government & Government Agency Obligations	—	(3,299)	—	(3,299)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

4. Fair Valuation (Continued)
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs )	Totals (Level 1,2,3

Global Multi-Strategy Fund (Continued)
Assets
Credit Contracts**
Credit Default Swaps	$—	$109	$—	$109
Exchange Cleared Credit Default Swaps	—	39	—	39
Equity Contracts**
Futures	$2,309	$—	$—	$2,309
Synthetic Futures	—	25	—	25
Total Return Equity Basket Swaps	—	2,685	—	2,685
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,912	$—	$3,912
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$443	$—	$443
Futures	288	—	—	288
Interest Rate Swaps	—	229	—	229
Synthetic Futures	—	283	—	283
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(727)	$—	$(727)
Credit Default Swaptions	—	(56)	—	(56)
Exchange Cleared Credit Default Swaps	—	(147)	—	(147)
Equity Contracts**
Futures	$(7,253)	$—	$—	$(7,253)
Options	(2,307)	—	—	(2,307)
Synthetic Futures	—	(279)	—	(279)
Total Return Equity Basket Swaps	—	(725)	—	(725)
Total Return Swaps	—	(23)	—	(23)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(4,991)	$—	$(4,991)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(496)	$—	$(496)
Futures	(960)	—	—	(960)
Interest Rate Swaps	—	(662)	—	(662)
Interest Rate Swaptions	—	(117)	—	(117)
Options	(102)	—	—	(102)
Synthetic Futures	—	(61)	—	(61)

Global Opportunities Fund
Common Stocks
Basic Materials	$14,374	$37,989	$—	$52,363
Communications	49,981	67,717	—	117,698
Consumer, Cyclical	60,384	51,112	—	111,496
Consumer, Non-cyclical	288,549	112,996	—	401,545
Energy	20,785	—	—	20,785
Financial	180,364	35,203	—	215,567
Industrial	68,545	88,798	—	157,343
Technology	88,889	13,332	—	102,221
Utilities	25,346	59,225	—	84,571
Repurchase Agreements	—	21,505	—	21,505
Total investments in securities $	797,217	$487,877	$—	$1,285,094

International Equity Index Fund
Common Stocks
Basic Materials	$—	$45,598	$—	$45,598
Communications	—	45,546	—	45,546
Consumer, Cyclical	—	72,233	—	72,233
Consumer, Non-cyclical	—	135,355	—	135,355
Diversified	—	4,196	—	4,196
Energy	—	40,225	—	40,225
Exchange Traded Funds	4,452	—	—	4,452
Financial	—	152,658	—	152,658
Industrial	149	70,874	—	71,023
Technology	—	14,131	—	14,131
Utilities	—	22,222	—	22,222
Preferred Stocks
Consumer, Cyclical	—	2,656	—	2,656
Consumer, Non-cyclical	—	903	—	903
Energy	—	161	—	161
Repurchase Agreements	—	10,180	—	10,180
Total investments in securities $	4,601	$616,938	$—	$621,539
Assets
Equity Contracts**
Futures	$396	$—	$—	$396

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

4. Fair Valuation (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Preferred Securities Fund
Bonds		$—	$2,136,697	$—	$2,136,697
Common Stocks*		2,487	—	—	2,487
Convertible Preferred Stocks
Financial		44,443	—	—	44,443
Investment Companies		7,356	—	—	7,356
Preferred Stocks
Communications		132,421	49,518	—	181,939
Financial		1,406,633	163,843	—	1,570,476
Government		—	54,407	—	54,407
Industrial		25,248	—	—	25,248
Utilities		160,766	6,551	—	167,317
Repurchase Agreements		—	128,298	—	128,298
	Total investments in securities $	1,779,354	$2,539,314	$—	$4,318,668

Small-MidCap Dividend Income Fund
Common Stocks*		$889,037	$—	$—	$889,037
Investment Companies		52,455	—	—	52,455
	Total investments in securities $	941,492	$—	$—	$941,492

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, and Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

Fund	Asset Type	Fair Value at 02/28/14 (in thousands)	Valuation Technique	Unobservable Input	Input Value
Global Multi-Strategy	Bonds	$11,856	Indicative Market Quotations	Broker Quote	$0.74-93.93
Fund
	Bonds	1,108	Third Party Vendor	Broker Quote	100.30-104.75
	Convertible Bonds	742	Indicative Market Quotations	Broker Quote	103.00-159.86
	Preferred Stocks	—	Benchmark Pricing	Base Price	0.00
		13,706

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows: (amounts in thousands):

Fund	Value August 31, 2013	Realized Gain/ (Loss)	Accrued Discounts/ Premiums and Change in Unrealized Gain/(Loss)	Purchases	Proceeds from Sales	Transfers into Level 3 *	Transfers Out of Level 3**	Value February 28, 2014		Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at February 28, 2014
Global Multi-Strategy Fund
Bonds	$4,258	$33	$83	$11,361	$(650)	$—	$(2,121	) $	12,964	$54
Convertible Bonds	1,056	—	60	100	—	—	(474)		742	62
Total$ 5,314		$33	$143	$11,461	$(650)	$—	$(2,595	) $	13,706	$116

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted

2. Securities that have certain restrictions on trading

3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55
Global Opportunities Fund	.85	.83	.81	.80
Small-MidCap Dividend Income Fund	.80	.78	.76	.75

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%	.79%	.78%
Preferred Securities Fund	.75	.73	.71	.70	.69	.68

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from September 1, 2013 through February 28, 2014
			Class A			Class C		Institutional	Expiration
Blue Chip Fund			1.35	% *		2.10	% *	.75%	December 31, 2014
Diversified Real Asset Fund			1.25			2.00		N/A	December 31, 2014
Global Multi-Strategy Fund			2.00			2.75		1.65	December 31, 2014
Global Opportunities Fund			1.50	*		2.25	*	.95	December 31, 2014
Small-MidCap Dividend Income Fund			1.40			2.15		N/A	December 31, 2014

*Period from September 30, 2013 through February 28, 2014. Expiration is December 29, 2014.

			Period from September 1, 2013 through February 28, 2014
	Institutional		R-1		R-2	R-3		R-4	R-5	Expiration
Bond Market Index Fund	N/A		1.18%		1.05%	.87%		.68%	.56%	December 31, 2014
International Equity Index Fund	.35	%*	1.28		1.15	.97		.78	.66	December 31, 2014

*Period from October 3, 2013 through February 28, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2013 through February 28, 2014
	Class P		Expiration
Blue Chip Fund	.20	% ^	December 29, 2014
Diversified Real Asset Fund	.20		December 31, 2014
Global Multi-Strategy Fund	.20		December 31, 2014
Global Opportunities Fund	.20	^	December 29, 2014
Preferred Securities Fund	.20		December 31, 2014
Small-MidCap Dividend Income Fund	.20		December 31, 2014

^ Period from September 30, 2013 through February 28, 2014.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively. Prior to January 1, 2014, the annual rate for Class J was .45%.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares. The contractual limit expires on December 31, 2014. Prior to December 30, 2013, the contractual limit was .25%.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund and Preferred Securities Fund, and 5.50% for Blue Chip Fund, Global Opportunities Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended February 28, 2014, were as follows (in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$21	$ –	N/A
Bond Market Index Fund	N/A	N/A	$1
Diversified Real Asset Fund	21	5	N/A
Global Multi-Strategy Fund	24	5	N/A
Global Opportunities Fund	6	–	N/A
Preferred Securities Fund	122	110	4
Small-MidCap Dividend Income Fund	180	8	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At February 28, 2014, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Class P Institutional		R-1	R-2
Blue Chip Fund	1	1	1	16	N/A	N/A
Diversified Real Asset Fund	–	–	–	34,664	N/A	N/A
Global Multi-Strategy Fund	–	–	–	9	N/A	N/A
Global Opportunities Fund	1	1	1	2	N/A	N/A
International Equity Index Fund	N/A	N/A	N/A	22,719	1	1
Preferred Securities Fund	–	–	–	8,164	–	–

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $59,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2014.

6. Investment Transactions

For the period ended February 28, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales	Covers on Securities Sold Short	Securities Sold Short
Blue Chip Fund	$213,501	$34,233	$—	$—
Bond Market Index Fund	587,951	599,616	19,438	22,723
Diversified Real Asset Fund	797,235	565,937	—	—
Global Multi-Strategy Fund	1,047,462	931,304	326,027	333,142
Global Opportunities Fund	813,621	802,137	—	—
International Equity Index Fund	235,792	149,064	—	—
Preferred Securities Fund	172,182	818,001	—	—
Small-MidCap Dividend Income Fund	371,851	56,891	—	—

For the period ended February 28, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales	Covers on Securities Sold Short	Securities Sold Short
Bond Market Index Fund	$414,957	$480,249	$7,724	$8,905
Diversified Real Asset Fund	180,583	162,363	—	—
Global Multi-Strategy Fund	108,344	106,831	65,918	64,613

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2014, and August 31, 2013 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain
	2014	2013	2014	2013	*
Blue Chip Fund	$1,164	$39	$9	$—
Bond Market Index Fund	32,388	34,760	—	756
Diversified Real Asset Fund	37,135	17,647	6,354	33,548
Global Multi-Strategy Fund	7,661	6,899	5,336	—
Global Opportunities Fund	7,136	—	—	—
International Equity Index Fund	18,974	26,316	68,658	—
Preferred Securities Fund	129,101	264,164	120,538	28,016
Small-MidCap Dividend Income Fund	9,383	11,564	15,087	933

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2013, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains/(Accumulated Capital Loss)	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences*	Total Accumulated Earnings (Deficit)
Blue Chip Fund	$301	$7	$(3,230)	$—	$(2,922)
Bond Market Index Fund	21,779	(17,701)	(19,646)	—	(15,568)
Diversified Real Asset Fund	22,177	8,994	38,685	(150)	69,706
Global Multi-Strategy Fund	3,366	9,516	4,379	(1,335)	15,926
Global Opportunities Fund	4,300	(21,552)	11,721	—	(5,531)
International Equity Index Fund	14,479	65,897	38,561	—	118,937
Preferred Securities Fund	4,606	91,386	196,407	—	292,399
Small-MidCap Dividend Income Fund	1,391	9,864	61,445	—	72,700

*Represents book-to-tax accounting differences.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2013, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward
		Expiring In:		No Expiration
				Short-	Long-		Annual
	2015	2016	2017	Term	Term	Total	Limitations*
Bond Market Index Fund	$914	$6,304	$1,805	$8,611	$66	$17,700	$1,805
Global Opportunities Fund	—	—	—	21,552	—	21,552	—

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2013, Preferred Securities Fund utilized $55,754,000 of capital loss carryforward.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

7. Federal Tax Information (Continued)

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2013, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2013, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond Market Index Fund	$8,338	$(7,140)	$(1,198)
Diversified Real Asset Fund	(3,132)	3,505	(373)
Global Multi-Strategy Fund	(228)	236	(8)
Global Opportunities Fund	(1,325)	1,325	—
International Equity Index Fund	2,751	(2,751)	—
Preferred Securities Fund	(440)	440	—
Small-MidCap Dividend Income Fund	(144)	163	(19)

Federal Income Tax Basis. At February 28, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$39,983	$(3,607)	$36,376	$363,540
Bond Market Index Fund	22,304	(14,818)	7,486	1,545,016
Diversified Real Asset Fund	188,317	(28,047)	160,270	2,061,919
Global Multi-Strategy Fund	129,460	(23,872)	105,588	1,254,425
Global Opportunities Fund	140,529	(11,603)	128,926	1,156,168
International Equity Index Fund	111,907	(11,627)	100,280	521,259
Preferred Securities Fund	344,891	(92,661)	252,230	4,060,949
Small-MidCap Dividend Income Fund	150,087	(19,251)	130,836	810,656

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Blue Chip Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 99.51%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Agriculture - 1.72%				Insurance (continued)
Philip Morris International Inc	85,628	$6,928		Fidelity National Financial Inc	102,245	$3,380
				Loews Corp	157,507	6,849
				Markel Corp (a)	15,055	8,702
Banks - 4.05%				Progressive Corp/The	107,774	2,639
US Bancorp/MN	68,711	2,827
Wells Fargo & Co	289,925	13,458				$47,377
		$16,285		Internet - 8.09%
				Google Inc (a)	17,747	21,574
Beverages - 6.21%				Liberty Interactive Corp (a)	203,187	5,933
Anheuser-Busch InBev NV ADR	68,612	7,177		Liberty Ventures (a)	17,360	2,474
Coca-Cola Co/The	71,189	2,719		VeriSign Inc (a)	46,126	2,542
Diageo PLC ADR	49,835	6,265
PepsiCo Inc	37,680	3,017				$32,523
Pernod Ricard SA ADR	114,289	2,668		Lodging - 0.36%
SABMiller PLC ADR	63,015	3,093		Wynn Resorts Ltd	5,989	1,452
		$24,939

Building Materials - 1.07%				Media - 0.20%
Martin Marietta Materials Inc	35,394	4,317		Discovery Communications Inc - C Shares (a)	10,143	782

Chemicals - 3.50%				Oil & Gas - 3.48%
Air Products & Chemicals Inc	60,823	7,379		EOG Resources Inc	9,296	1,761
Airgas Inc	18,749	2,021		Exxon Mobil Corp	97,906	9,426
Praxair Inc	35,874	4,677		Hess Corp	34,740	2,780
		$14,077				$13,967

Commercial Services - 4.50%				Pharmaceuticals - 2.16%
MasterCard Inc	172,673	13,420		Johnson & Johnson	45,287	4,172
Moody's Corp	58,772	4,643		Valeant Pharmaceuticals International Inc (a)	31,150	4,512
		$18,063				$8,684

Computers - 0.95%				Pipelines - 1.08%
International Business Machines Corp	20,613	3,817		Kinder Morgan Inc/DE	133,915	4,265
				Kinder Morgan Inc/DE - Warrants (a)	32,900	61

Cosmetics & Personal Care - 0.40%						$4,326
Colgate-Palmolive Co	25,757	1,618		Real Estate - 5.34%
				Brookfield Asset Management Inc	444,107	18,008
				CBRE Group Inc (a)	123,422	3,450
Distribution & Wholesale - 1.32%
Fastenal Co	59,280	2,798				$21,458
WW Grainger Inc	9,851	2,512		REITS - 1.79%
		$5,310		American Tower Corp	34,827	2,837
Diversified Financial Services - 8.40%				Crown Castle International Corp	57,334	4,352
American Express Co	79,704	7,275				$7,189
BlackRock Inc	32,737	9,980		Retail - 13.10%
Charles Schwab Corp/The	164,491	4,361		AutoZone Inc (a)	8,446	4,548
Visa Inc	53,816	12,159		CarMax Inc (a)	84,453	4,090
		$33,775		McDonald's Corp	130,233	12,392
				O'Reilly Automotive Inc (a)	20,414	3,079
Electronics - 1.28%
Sensata Technologies Holding NV (a)	45,752	1,859		Starbucks Corp	191,710	13,604
Tyco International Ltd	77,402	3,265		TJX Cos Inc/The	45,102	2,772
		$5,124		Wal-Mart Stores Inc	84,455	6,309
				Yum! Brands Inc	78,796	5,837
Food - 8.98%						$52,631
Mondelez International Inc	153,790	5,233
Nestle SA ADR	254,185	19,176		Semiconductors - 0.53%
Unilever NV - NY shares	295,414	11,687		Microchip Technology Inc	46,900	2,136
		$36,096
				Software - 6.14%
Healthcare - Products - 0.75%				Microsoft Corp	405,287	15,527
Becton Dickinson and Co	17,172	1,979
CR Bard Inc	7,298	1,052		Oracle Corp	233,813	9,144
		$3,031				$24,671

Holding Companies - Diversified - 1.47%				Telecommunications - 0.85%
Leucadia National Corp	211,995	5,923		Motorola Solutions Inc	51,616	3,417

				TOTAL COMMON STOCKS		$399,916
Insurance - 11.79%				Total Investments		$399,916
Aon PLC	42,991	3,680		Other Assets in Excess of Liabilities, Net - 0.49%		$1,965
Berkshire Hathaway Inc - Class B (a)	170,312	19,719		TOTAL NET ASSETS - 100.00%		$401,881
Brown & Brown Inc	80,005	2,408

See accompanying notes.

Schedule of Investments
Blue Chip Fund
February 28, 2014 (unaudited)

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Financial	31 .37%
Consumer, Non-cyclical	24 .72%
Consumer, Cyclical	14 .78%
Communications	9 .14%
Technology	7.62%
Energy	4 .56%
Basic Materials	3 .50%
Industrial	2 .35%
Diversified	1 .47%
Other Assets in Excess of Liabilities, Net	0 .49%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS- 34.55%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Advertising - 0.02%				Airlines (continued)
Omnicom Group Inc				UAL 2009-2A Pass Through Trust
4.45%, 08/15/2020	$322	$348		9.75%, 01/15/2017	$385	$442
						$1,188

Aerospace & Defense - 0.31%				Apparel - 0.02%
Boeing Capital Corp				NIKE Inc
4.70%, 10/27/2019	85	96		2.25%, 05/01/2023	260	241
Boeing Co/The
3.75%, 11/20/2016	129	138
7.95%, 08/15/2024	345	472		Automobile Asset Backed Securities - 0.19%
Exelis Inc				Ally Auto Receivables Trust 2012-4
4.25%, 10/01/2016	322	340		0.59%, 01/17/2017	432	433
L-3 Communications Corp				Ally Auto Receivables Trust 2013-1
4.95%, 02/15/2021	193	208		0.63%, 05/15/2017	595	596
Lockheed Martin Corp				Ford Credit Auto Owner Trust 2012-A
3.35%, 09/15/2021	258	264		1.15%, 06/15/2017	500	505
4.07%, 12/15/2042	121	113		Ford Credit Auto Owner Trust 2012-B
Northrop Grumman Corp				1.00%, 09/15/2017	500	503
3.50%, 03/15/2021	279	284		Honda Auto Receivables 2013-4 Owner Trust
Northrop Grumman Systems Corp				1.04%, 02/18/2020	300	301
7.88%, 03/01/2026	310	414		Nissan Auto Receivables 2012-A Owner
Raytheon Co				Trust
3.13%, 10/15/2020	193	198		1.00%, 07/16/2018	432	435
4.88%, 10/15/2040	236	249				$2,773
United Technologies Corp				Automobile Manufacturers - 0.17%
3.10%, 06/01/2022	174	174		Daimler Finance North America LLC
4.50%, 04/15/2020	188	209		8.50%, 01/18/2031	257	383
4.50%, 06/01/2042	432	441		Ford Motor Co
4.88%, 05/01/2015	432	454		4.75%, 01/15/2043	174	168
5.38%, 12/15/2017	258	296		7.45%, 07/16/2031	259	333
5.70%, 04/15/2040	129	154		Toyota Motor Credit Corp
6.13%, 07/15/2038	46	58		0.88%, 07/17/2015	432	435
		$4,562		1.25%, 10/05/2017	518	517
Agriculture - 0.29%				2.00%, 10/24/2018	200	202
Altria Group Inc				2.05%, 01/12/2017	193	199
4.13%, 09/11/2015	90	95		3.20%, 06/17/2015	98	101
4.75%, 05/05/2021	322	352		3.30%, 01/12/2022	193	197
9.25%, 08/06/2019	316	421				$2,535
9.70%, 11/10/2018	127	169		Automobile Parts & Equipment - 0.05%
9.95%, 11/10/2038	62	98		Johnson Controls Inc
10.20%, 02/06/2039	120	195		3.75%, 12/01/2021	193	199
Archer-Daniels-Midland Co				5.00%, 03/30/2020	162	182
4.48%, 03/01/2021(a)	321	348		5.25%, 12/01/2041	322	342
5.38%, 09/15/2035	129	143				$723
Bunge Ltd Finance Corp
4.10%, 03/15/2016	193	204		Banks- 5.75%
Lorillard Tobacco Co				Abbey National Treasury Services
8.13%, 06/23/2019	90	112		PLC/London
8.13%, 05/01/2040	65	83		3.05%, 08/23/2018	500	521
Philip Morris International Inc				American Express Centurion Bank
1.13%, 08/21/2017	174	173		0.88%, 11/13/2015	300	302
2.50%, 05/16/2016	322	335		Australia & New Zealand Banking Group
2.90%, 11/15/2021	129	127		Ltd/New York NY
4.38%, 11/15/2041	475	452		1.25%, 01/10/2017	500	503
4.50%, 03/26/2020	327	363		Bank of America Corp
5.65%, 05/16/2018	65	75		1.25%, 01/11/2016	174	175
Reynolds American Inc				1.50%, 10/09/2015	260	263
3.25%, 11/01/2022	432	411		2.00%, 01/11/2018	346	348
		$4,156		2.60%, 01/15/2019	200	202
				3.30%, 01/11/2023	346	337
Airlines - 0.08%				3.63%, 03/17/2016	450	474
American Airlines 2011-1 Class A Pass				3.70%, 09/01/2015	335	349
Through Trust				4.50%, 04/01/2015	420	437
5.25%, 07/31/2022(b)	351	381		4.75%, 08/01/2015	65	69
Continental Airlines 2010-1 Class A Pass				5.30%, 09/30/2015	65	69
Through Trust				5.42%, 03/15/2017	50	55
4.75%, 01/12/2021(b)	111	120		5.63%, 07/01/2020	450	518
Delta Air Lines 2007-1 Class A Pass Through				5.65%, 05/01/2018	645	737
Trust				5.70%, 05/02/2017	200	224
6.82%, 02/10/2024	209	245		5.70%, 01/24/2022	450	520

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Banks (continued)					Banks (continued)
Bank of America Corp	(continued)				Cooperatieve Centrale Raiffeisen-
6.00%, 09/01/2017		$670	$765		Boerenleenbank BA/Netherlands (continued)
6.05%, 05/16/2016		626	689		3.88%, 02/08/2022	$580	$599
6.11%, 01/29/2037		300	338		4.50%, 01/11/2021	129	140
6.50%, 08/01/2016		225	253		Cooperatieve Centrale Raiffeisen-
6.88%, 04/25/2018		513	611		Boerenleenbank BA/NY
7.63%, 06/01/2019		260	324		2.25%, 01/14/2019	500	503
7.75%, 05/14/2038		350	468		Credit Suisse/New York NY
Bank of Montreal					3.50%, 03/23/2015	300	310
2.50%, 01/11/2017		580	604		4.38%, 08/05/2020	300	328
Bank of New York Mellon Corp/The					5.40%, 01/14/2020	260	293
0.70%, 10/23/2015		173	174		Deutsche Bank AG/London
1.20%, 02/20/2015		449	453		1.40%, 02/13/2017	400	402
3.55%, 09/23/2021		129	134		3.45%, 03/30/2015	196	202
5.50%, 12/01/2017		81	93		6.00%, 09/01/2017	359	412
Bank of Nova Scotia					Discover Bank/Greenwood DE
1.10%, 12/13/2016		1,000	1,005		7.00%, 04/15/2020	100	119
2.90%, 03/29/2016		516	539		Export-Import Bank of Korea
Barclays Bank PLC					4.00%, 01/11/2017	400	431
2.75%, 02/23/2015		372	380		5.00%, 04/11/2022	400	446
5.00%, 09/22/2016		160	176		5.88%, 01/14/2015	439	459
5.13%, 01/08/2020		500	566		Fifth Third Bancorp
6.75%, 05/22/2019		300	363		4.30%, 01/16/2024	300	304
BB&T Corp					5.45%, 01/15/2017	129	143
1.60%, 08/15/2017		346	349		Goldman Sachs Group Inc/The
3.95%, 04/29/2016		75	80		1.60%, 11/23/2015	776	785
5.20%, 12/23/2015		238	256		3.63%, 02/07/2016	641	673
6.85%, 04/30/2019		45	55		5.25%, 07/27/2021	258	287
BBVA US Senior SAU					5.38%, 03/15/2020	432	487
4.66%, 10/09/2015		300	314		5.75%, 01/24/2022	322	368
BNP Paribas SA					6.13%, 02/15/2033	464	540
2.70%, 08/20/2018		450	461		6.15%, 04/01/2018	801	923
3.25%, 03/11/2015		776	799		6.25%, 09/01/2017	346	398
5.00%, 01/15/2021		193	215		6.25%, 02/01/2041	322	386
BPCE SA					6.45%, 05/01/2036	561	621
2.50%, 12/10/2018		400	402		6.75%, 10/01/2037	481	555
Canadian Imperial Bank of					HSBC Bank USA NA
Commerce/Canada					4.88%, 08/24/2020	250	274
2.35%, 12/11/2015		301	311		HSBC Bank USA NA/New York NY
Capital One Financial Corp					5.88%, 11/01/2034	250	282
2.15%, 03/23/2015		386	393		HSBC Holdings PLC
3.50%, 06/15/2023		212	207		4.00%, 03/30/2022	322	334
5.50%, 06/01/2015		129	136		5.10%, 04/05/2021	322	361
China Development Bank Corp					6.10%, 01/14/2042	236	287
5.00%, 10/15/2015		100	106		6.50%, 05/02/2036	60	72
Citigroup Inc					6.50%, 09/15/2037	350	421
1.30%, 11/15/2016		200	201		HSBC USA Inc
2.65%, 03/02/2015		321	327		2.38%, 02/13/2015	372	379
3.88%, 10/25/2023		400	400		Intesa Sanpaolo SpA
3.95%, 06/15/2016		641	682		2.38%, 01/13/2017	500	501
4.45%, 01/10/2017		385	418		3.13%, 01/15/2016	400	410
4.59%, 12/15/2015		160	170		JP Morgan Chase & Co
5.38%, 08/09/2020		400	454		1.35%, 02/15/2017	500	502
5.88%, 02/22/2033		400	429		1.88%, 03/20/2015	432	438
5.88%, 01/30/2042		321	372		2.60%, 01/15/2016	641	662
6.00%, 10/31/2033		126	137		3.20%, 01/25/2023	432	419
6.13%, 11/21/2017		321	371		3.45%, 03/01/2016	893	939
6.13%, 05/15/2018		432	501		4.40%, 07/22/2020	404	440
6.13%, 08/25/2036		300	331		4.50%, 01/24/2022	641	693
6.63%, 06/15/2032		313	361		4.63%, 05/10/2021	641	703
6.88%, 03/05/2038		21	27		4.95%, 03/25/2020	146	163
8.13%, 07/15/2039		421	612		5.25%, 05/01/2015	222	233
8.50%, 05/22/2019		321	413		5.40%, 01/06/2042	258	286
Commonwealth Bank of Australia/New York					5.60%, 07/15/2041	386	436
NY					6.40%, 05/15/2038	259	323
1.25%, 09/18/2015		500	506		JP Morgan Chase Bank NA
Cooperatieve Centrale Raiffeisen-					6.00%, 10/01/2017	410	472
Boerenleenbank BA/Netherlands					KeyCorp
3.38%, 01/19/2017		494	527		3.75%, 08/13/2015	458	478

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Banks (continued)				Banks (continued)
KeyCorp (continued)				State Street Corp (continued)
5.10%, 03/24/2021	$257	$288		5.38%, 04/30/2017	$47	$52
KFW				Sumitomo Mitsui Banking Corp
0.63%, 04/24/2015	962	967		1.30%, 01/10/2017	500	503
0.75%, 03/17/2017	500	499		1.35%, 07/18/2015	300	303
1.25%, 02/15/2017	641	650		3.20%, 07/18/2022	200	197
1.88%, 04/01/2019	800	806		SunTrust Bank/Atlanta GA
2.63%, 03/03/2015	641	656		5.00%, 09/01/2015	14	15
2.63%, 02/16/2016	641	668		SunTrust Banks Inc
2.63%, 01/25/2022	641	640		2.35%, 11/01/2018	300	303
2.75%, 09/08/2020	432	445		3.60%, 04/15/2016	258	272
2.75%, 10/01/2020	750	771		Toronto-Dominion Bank/The
4.00%, 01/27/2020	244	270		2.38%, 10/19/2016	450	468
4.50%, 07/16/2018	257	290		UBS AG/Stamford CT
4.88%, 06/17/2019	706	813		3.88%, 01/15/2015	520	536
5.13%, 03/14/2016	1,055	1,154		4.88%, 08/04/2020	342	383
Korea Development Bank/The				5.88%, 12/20/2017	432	498
3.75%, 01/22/2024	600	609		UBS Preferred Funding Trust V
4.00%, 09/09/2016	400	428		6.24%, 05/29/2049	400	426
Korea Finance Corp				Union Bank NA
2.88%, 08/22/2018	600	619		5.95%, 05/11/2016	300	332
Landwirtschaftliche Rentenbank				US Bancorp/MN
1.75%, 04/15/2019	750	750		1.65%, 05/15/2017	513	523
3.13%, 07/15/2015	257	267		2.95%, 07/15/2022	259	249
5.00%, 11/08/2016	257	286		3.00%, 03/15/2022	321	319
Lloyds Bank PLC				4.13%, 05/24/2021	193	208
4.88%, 01/21/2016	449	484		US Bank NA/Cincinnati OH
6.38%, 01/21/2021	129	155		1.10%, 01/30/2017	500	502
Morgan Stanley				Wachovia Bank NA
1.75%, 02/25/2016	259	263		6.00%, 11/15/2017	600	695
2.50%, 01/24/2019	500	502		6.60%, 01/15/2038	550	719
3.75%, 02/25/2023	690	689		Wachovia Corp
3.80%, 04/29/2016	372	393		5.75%, 06/15/2017	604	690
5.45%, 01/09/2017	200	222		5.75%, 02/01/2018	449	519
5.50%, 01/26/2020	160	182		Wells Fargo & Co
5.55%, 04/27/2017	200	224		1.25%, 07/20/2016	510	516
5.75%, 01/25/2021	900	1,034		1.50%, 01/16/2018	345	345
6.00%, 04/28/2015	476	505		3.45%, 02/13/2023	259	253
6.25%, 08/28/2017	695	802		3.50%, 03/08/2022	449	460
6.63%, 04/01/2018	220	259		3.63%, 04/15/2015	670	694
7.25%, 04/01/2032	39	50		4.60%, 04/01/2021	257	286
7.30%, 05/13/2019	530	650		Westpac Banking Corp
National Australia Bank Ltd/New York				3.00%, 08/04/2015	338	350
1.60%, 08/07/2015	200	203		3.00%, 12/09/2015	193	201
Northern Trust Corp				4.20%, 02/27/2015	270	280
3.95%, 10/30/2025	500	507		4.88%, 11/19/2019	497	558
Oesterreichische Kontrollbank AG						$83,922
2.00%, 06/03/2016	604	623
PNC Bank NA				Beverages - 0.60%
1.15%, 11/01/2016	200	201		Anheuser-Busch Cos LLC
PNC Funding Corp				5.50%, 01/15/2018	225	256
2.70%, 09/19/2016	408	425		Anheuser-Busch InBev Finance Inc
3.63%, 02/08/2015	334	344		0.80%, 01/15/2016	173	174
4.38%, 08/11/2020	129	142		2.63%, 01/17/2023	604	572
5.13%, 02/08/2020	497	569		Anheuser-Busch InBev Worldwide Inc
5.63%, 02/01/2017	257	286		0.80%, 07/15/2015	432	434
6.70%, 06/10/2019	65	79		3.75%, 07/15/2042	173	154
Royal Bank of Canada				5.00%, 04/15/2020	98	112
2.63%, 12/15/2015	474	492		5.38%, 01/15/2020	171	198
2.88%, 04/19/2016	560	585		6.38%, 01/15/2040	129	164
Royal Bank of Scotland Group PLC				6.88%, 11/15/2019	129	160
2.55%, 09/18/2015	432	442		7.75%, 01/15/2019	322	404
6.40%, 10/21/2019	60	70		8.20%, 01/15/2039	129	197
Royal Bank of Scotland PLC/The				Beam Inc
5.63%, 08/24/2020	417	474		5.38%, 01/15/2016	7	7
Societe Generale SA				Coca-Cola Co/The
2.63%, 10/01/2018	300	304		0.75%, 03/13/2015	258	259
State Street Corp				1.50%, 11/15/2015	193	196
3.10%, 05/15/2023	260	248		1.80%, 09/01/2016	193	198
				3.15%, 11/15/2020	322	334

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Beverages (continued)				Chemicals (continued)
Coca-Cola Enterprises Inc				Ecolab Inc
2.13%, 09/15/2015	$200	$204		4.35%, 12/08/2021	$258	$277
3.50%, 09/15/2020	200	207		5.50%, 12/08/2041	193	217
Coca-Cola Femsa SAB de CV				EI du Pont de Nemours & Co
2.38%, 11/26/2018	250	252		2.75%, 04/01/2016	193	201
Diageo Capital PLC				2.80%, 02/15/2023	346	327
4.83%, 07/15/2020	129	145		4.15%, 02/15/2043	260	244
5.88%, 09/30/2036	450	536		4.25%, 04/01/2021	193	211
Diageo Finance BV				4.63%, 01/15/2020	65	72
3.25%, 01/15/2015	103	106		LyondellBasell Industries NV
Diageo Investment Corp				5.00%, 04/15/2019	400	449
2.88%, 05/11/2022	345	337		Mosaic Co/The
Dr Pepper Snapple Group Inc				5.63%, 11/15/2043	250	265
2.60%, 01/15/2019	451	460		Potash Corp of Saskatchewan Inc
Pepsi Bottling Group Inc/The				4.88%, 03/30/2020	129	144
7.00%, 03/01/2029	300	397		PPG Industries Inc
PepsiAmericas Inc				3.60%, 11/15/2020	215	222
4.88%, 01/15/2015	65	68		Praxair Inc
PepsiCo Inc				2.20%, 08/15/2022	432	401
0.70%, 08/13/2015	260	261		5.38%, 11/01/2016	129	143
2.50%, 05/10/2016	129	134		Sherwin-Williams Co/The
2.75%, 03/05/2022	322	312		3.13%, 12/15/2014	30	31
3.10%, 01/15/2015	59	60				$5,677
3.13%, 11/01/2020	322	331
4.50%, 01/15/2020	129	144		Commercial Services - 0.04%
4.88%, 11/01/2040	322	339		Lender Processing Services Inc / Black Knight
5.50%, 01/15/2040	129	147		Lending Solutions Inc
7.90%, 11/01/2018	398	502		5.75%, 04/15/2023	300	320
		$8,761		McGraw Hill Financial Inc
				6.55%, 11/15/2037	129	128
Biotechnology - 0.23%				Western Union Co/The
Amgen Inc				5.25%, 04/01/2020	65	70
2.13%, 05/15/2017	346	355				$518
4.10%, 06/15/2021	450	478
5.15%, 11/15/2041	193	202		Computers - 0.51%
5.70%, 02/01/2019	34	40		Affiliated Computer Services Inc
5.75%, 03/15/2040	65	73		5.20%, 06/01/2015	129	136
5.85%, 06/01/2017	201	230		Apple Inc
6.40%, 02/01/2039	34	41		0.45%, 05/03/2016	260	260
6.90%, 06/01/2038	505	644		1.00%, 05/03/2018	260	254
Celgene Corp				2.40%, 05/03/2023	260	240
2.30%, 08/15/2018	500	504		3.85%, 05/04/2043	260	228
2.45%, 10/15/2015	129	133		Computer Sciences Corp
Genentech Inc				6.50%, 03/15/2018	258	300
4.75%, 07/15/2015	417	441		EMC Corp/MA
Gilead Sciences Inc				1.88%, 06/01/2018	500	501
4.40%, 12/01/2021	193	210		Hewlett-Packard Co
		$3,351		2.13%, 09/13/2015	193	197
				2.60%, 09/15/2017	386	399
Building Materials - 0.03%				2.65%, 06/01/2016	432	448
Owens Corning				3.00%, 09/15/2016	322	337
4.20%, 12/15/2022	432	429		4.65%, 12/09/2021	450	478
				6.00%, 09/15/2041	386	414
				International Business Machines Corp
Chemicals - 0.39%				2.00%, 01/05/2016	200	205
Airgas Inc				3.63%, 02/12/2024	400	402
2.38%, 02/15/2020	260	251		5.60%, 11/30/2039	232	271
2.95%, 06/15/2016	193	200
CF Industries Inc				5.70%, 09/14/2017	520	599
				6.22%, 08/01/2027	429	526
4.95%, 06/01/2043	260	249		7.63%, 10/15/2018	400	500
Dow Chemical Co/The				Seagate HDD Cayman
2.50%, 02/15/2016	193	199		4.75%, 06/01/2023 (c)	600	585
4.13%, 11/15/2021	129	136
4.38%, 11/15/2042	260	239		Seagate Technology HDD Holdings
7.38%, 11/01/2029	200	259		6.80%, 10/01/2016	100	112
8.55%, 05/15/2019	363	469				$7,392
9.40%, 05/15/2039	129	201		Consumer Products - 0.07%
Eastman Chemical Co				Avery Dennison Corp
3.00%, 12/15/2015	129	134		5.38%, 04/15/2020	65	69
4.50%, 01/15/2021	129	136		Clorox Co/The
				3.80%, 11/15/2021	322	330

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)

Consumer Products (continued)				Diversified Financial Services (continued)
Kimberly-Clark Corp				General Electric Capital Corp	(continued)
2.40%, 03/01/2022	$641	$613		2.30%, 04/27/2017		$641	$664
7.50%, 11/01/2018	45	56		3.10%, 01/09/2023		518	507
		$1,068		3.50%, 06/29/2015		193	201
				4.63%, 01/07/2021		193	214
Cosmetics & Personal Care - 0.13%				5.30%, 02/11/2021		769	868
Avon Products Inc				5.38%, 10/20/2016		385	429
6.50%, 03/01/2019	432	479		5.50%, 01/08/2020		410	476
Colgate-Palmolive Co				5.88%, 01/14/2038		663	785
2.95%, 11/01/2020	385	391		6.00%, 08/07/2019		452	536
Procter & Gamble Co/The				6.38%, 11/15/2067(a)		200	221
2.30%, 02/06/2022	527	507		6.75%, 03/15/2032		375	480
4.70%, 02/15/2019	193	219		6.88%, 01/10/2039		501	660
4.85%, 12/15/2015	65	70		Goldman Sachs Capital I
5.55%, 03/05/2037	129	154		6.35%, 02/15/2034		135	141
		$1,820		HSBC Finance Capital Trust IX
Credit Card Asset Backed Securities - 0.19%				5.91%, 11/30/2035		125	129
Capital One Multi-Asset Execution Trust				HSBC Finance Corp
5.75%, 07/15/2020	1,185	1,365		5.50%, 01/19/2016		500	541
Citibank Credit Card Issuance Trust				6.68%, 01/15/2021		247	290
1.11%, 07/23/2018	1,000	1,007		IntercontinentalExchange Group Inc
5.30%, 03/15/2018	300	328		4.00%, 10/15/2023		300	313
		$2,700		Jefferies Group LLC
				3.88%, 11/09/2015		258	269
Distribution & Wholesale - 0.03%				6.50%, 01/20/2043		260	273
Arrow Electronics Inc				6.88%, 04/15/2021		68	79
3.00%, 03/01/2018	132	134		8.50%, 07/15/2019		33	41
4.50%, 03/01/2023	346	348		John Deere Capital Corp
		$482		0.88%, 04/17/2015		257	258
Diversified Financial Services - 1.53%				1.20%, 10/10/2017		259	260
Air Lease Corp				1.40%, 03/15/2017		449	454
3.38%, 01/15/2019	200	202		2.25%, 06/07/2016		193	200
American Express Co				2.75%, 03/15/2022		321	314
4.05%, 12/03/2042	261	240		Legg Mason Inc
6.15%, 08/28/2017	322	374		5.63%, 01/15/2044		500	512
7.00%, 03/19/2018	456	549		Murray Street Investment Trust I
				4.65%, 03/09/2017(a)		641	695
American Express Credit Corp
2.80%, 09/19/2016	641	671		NASDAQ OMX Group Inc/The
American Honda Finance Corp				4.00%, 01/15/2015		129	133
1.13%, 10/07/2016	400	403		National Rural Utilities Cooperative Finance
Ameriprise Financial Inc				Corp
4.00%, 10/15/2023	300	309		3.05%, 02/15/2022		258	256
Bear Stearns Cos LLC/The				3.88%, 09/16/2015		322	338
5.55%, 01/22/2017	129	144		10.38%, 11/01/2018		46	63
6.40%, 10/02/2017	320	373		Nomura Holdings Inc
7.25%, 02/01/2018	467	559		4.13%, 01/19/2016		386	407
BlackRock Inc				6.70%, 03/04/2020		326	384
3.38%, 06/01/2022	432	440		ORIX Corp
5.00%, 12/10/2019	65	74		4.71%, 04/27/2015		302	315
Capital One Bank USA NA				Private Export Funding Corp
3.38%, 02/15/2023	300	291		3.05%, 10/15/2014		65	66
8.80%, 07/15/2019	200	258					$22,286
Countrywide Financial Corp				Electric - 1.70%
6.25%, 05/15/2016	144	159		Ameren Illinois Co
Credit Suisse USA Inc				2.70%, 09/01/2022		432	420
7.13%, 07/15/2032	300	406		Appalachian Power Co
Discover Financial Services				6.70%, 08/15/2037		293	360
3.85%, 11/21/2022	216	213		7.00%, 04/01/2038		152	196
Ford Motor Credit Co LLC				Arizona Public Service Co
2.75%, 05/15/2015	600	614		4.50%, 04/01/2042		193	194
3.00%, 06/12/2017	400	416		4.70%, 01/15/2044		160	166
3.98%, 06/15/2016	500	531		Baltimore Gas & Electric Co
4.25%, 02/03/2017	300	323		5.90%, 10/01/2016		174	196
5.00%, 05/15/2018	300	333		Commonwealth Edison Co
5.88%, 08/02/2021	600	693		2.15%, 01/15/2019		500	503
Franklin Resources Inc				4.00%, 08/01/2020		26	28
3.13%, 05/20/2015	279	288		4.70%, 01/15/2044		1,000	1,048
General Electric Capital Corp				5.80%, 03/15/2018		33	38
2.15%, 01/09/2015	641	651		5.88%, 02/01/2033		300	355

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Electric (continued)				Electric (continued)
Consolidated Edison Co of New York Inc				Nevada Power Co (continued)
4.20%, 03/15/2042	$321	$310		7.13%, 03/15/2019	$34	$42
5.50%, 12/01/2039	400	466		NextEra Energy Capital Holdings Inc
5.85%, 03/15/2036	129	156		1.20%, 06/01/2015	432	435
6.65%, 04/01/2019	129	157		4.50%, 06/01/2021	129	136
6.75%, 04/01/2038	65	86		NiSource Finance Corp
Constellation Energy Group Inc				3.85%, 02/15/2023	302	301
4.55%, 06/15/2015	39	41		5.25%, 09/15/2017	177	198
Consumers Energy Co				5.95%, 06/15/2041	65	72
5.50%, 08/15/2016	183	204		6.40%, 03/15/2018	39	46
Dominion Gas Holdings LLC				Northern States Power Co/MN
3.55%, 11/01/2023(c)	400	397		5.25%, 03/01/2018	103	117
Dominion Resources Inc/VA				5.35%, 11/01/2039	200	229
5.15%, 07/15/2015	129	137		Ohio Power Co
8.88%, 01/15/2019	669	856		6.00%, 06/01/2016	205	228
DTE Electric Co				Oncor Electric Delivery Co LLC
3.45%, 10/01/2020	13	14		5.25%, 09/30/2040	129	140
Duke Energy Carolinas LLC				6.80%, 09/01/2018	438	522
4.00%, 09/30/2042	260	249		Pacific Gas & Electric Co
5.30%, 02/15/2040	34	39		3.50%, 10/01/2020	65	68
Duke Energy Corp				3.75%, 02/15/2024	650	655
3.35%, 04/01/2015	193	199		4.45%, 04/15/2042	100	98
Duke Energy Florida Inc				5.40%, 01/15/2040	321	354
0.65%, 11/15/2015	174	174		6.05%, 03/01/2034	257	305
4.55%, 04/01/2020	193	215		PacifiCorp
5.65%, 06/15/2018	322	373		2.95%, 06/01/2023	174	168
Duke Energy Indiana Inc				5.65%, 07/15/2018	177	205
3.75%, 07/15/2020	94	100		6.25%, 10/15/2037	232	293
4.20%, 03/15/2042	322	317		PECO Energy Co
6.12%, 10/15/2035	193	231		2.38%, 09/15/2022	260	246
Entergy Arkansas Inc				PPL Capital Funding Inc
3.75%, 02/15/2021	65	68		4.70%, 06/01/2043	260	249
Entergy Corp				PPL Energy Supply LLC
4.70%, 01/15/2017	322	343		5.70%, 10/15/2035	116	123
5.13%, 09/15/2020	224	241		Progress Energy Inc
Exelon Corp				3.15%, 04/01/2022	322	317
4.90%, 06/15/2015	97	102		7.75%, 03/01/2031	340	461
Exelon Generation Co LLC				PSEG Power LLC
5.20%, 10/01/2019	257	282		2.75%, 09/15/2016	193	202
FirstEnergy Solutions Corp				Public Service Co of Colorado
6.80%, 08/15/2039	254	271		3.95%, 03/15/2043	259	245
Florida Power & Light Co				Public Service Co of New Mexico
5.13%, 06/01/2041	385	434		7.95%, 05/15/2018	385	464
5.63%, 04/01/2034	65	77		Public Service Electric & Gas Co
5.69%, 03/01/2040	123	148		3.50%, 08/15/2020	183	191
Georgia Power Co				3.65%, 09/01/2042	259	231
3.00%, 04/15/2016	193	202		Puget Sound Energy Inc
4.30%, 03/15/2042	494	475		4.43%, 11/15/2041	193	194
Great Plains Energy Inc				5.80%, 03/15/2040	129	156
4.85%, 06/01/2021	193	207		San Diego Gas & Electric Co
Hydro-Quebec				3.60%, 09/01/2023	300	311
8.05%, 07/07/2024	257	353		5.35%, 05/15/2040	213	248
Iberdrola International BV				South Carolina Electric & Gas Co
6.75%, 07/15/2036	321	370		5.45%, 02/01/2041	193	223
LG&E and KU Energy LLC				Southern California Edison Co
3.75%, 11/15/2020	193	201		5.50%, 03/15/2040	257	301
Louisville Gas & Electric Co				5.95%, 02/01/2038	193	237
5.13%, 11/15/2040	129	144		Southern Co/The
MidAmerican Energy Co				2.45%, 09/01/2018	500	514
3.70%, 09/15/2023	500	514		Southwestern Electric Power Co
MidAmerican Energy Holdings Co				6.20%, 03/15/2040	129	150
6.13%, 04/01/2036	392	470		6.45%, 01/15/2019	65	76
Midamerican Funding LLC				TransAlta Corp
6.93%, 03/01/2029	295	368		6.50%, 03/15/2040	65	67
Mississippi Power Co				Union Electric Co
4.25%, 03/15/2042	173	159		6.40%, 06/15/2017	193	223
Nevada Power Co				Virginia Electric and Power Co
5.45%, 05/15/2041	227	263		6.00%, 05/15/2037	193	236
6.50%, 05/15/2018	193	229		8.88%, 11/15/2038	26	42

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Electric (continued)				Finance - Mortgage Loan/Banker (continued)
Xcel Energy Inc				Fannie Mae (continued)
4.70%, 05/15/2020	$259	$290		1.00%, 12/28/2017	$647	$639
		$24,755		1.05%, 05/25/2018	300	296
				1.07%, 09/27/2017	432	430
Electrical Components & Equipment - 0.02%				1.13%, 03/28/2018	345	340
Emerson Electric Co				1.15%, 02/28/2018	345	343
2.63%, 02/15/2023	242	233		1.25%, 09/28/2016	801	814
4.88%, 10/15/2019	65	73		1.25%, 01/30/2017	482	490
		$306		1.38%, 11/15/2016	641	654
Electronics - 0.17%				1.63%, 10/26/2015	641	655
Agilent Technologies Inc				2.38%, 07/28/2015	258	266
6.50%, 11/01/2017	39	45		2.38%, 04/11/2016	450	469
Honeywell International Inc				4.38%, 10/15/2015	258	275
5.30%, 03/01/2018	322	370		5.00%, 03/15/2016	801	877
5.38%, 03/01/2041	193	224		5.00%, 05/11/2017	162	183
5.70%, 03/15/2037	34	41		5.25%, 09/15/2016	129	144
Jabil Circuit Inc				5.38%, 06/12/2017	801	916
4.70%, 09/15/2022	260	257		5.63%, 07/15/2037	65	81
Koninklijke Philips NV				6.00%, 04/18/2036	129	142
5.00%, 03/15/2042	322	338		6.63%, 11/15/2030	507	690
5.75%, 03/11/2018	26	30		7.13%, 01/15/2030	497	701
Thermo Fisher Scientific Inc				7.25%, 05/15/2030	449	642
1.30%, 02/01/2017	500	500		Federal Home Loan Banks
2.40%, 02/01/2019	500	501		0.38%, 03/13/2015	870	872
4.70%, 05/01/2020	129	142		0.50%, 11/20/2015	870	872
		$2,448		1.00%, 06/21/2017	870	871
				1.25%, 02/28/2018	410	406
Entertainment - 0.01%				2.13%, 03/10/2023	440	410
International Game Technology				2.75%, 03/13/2015	450	462
5.35%, 10/15/2023	200	213		2.88%, 06/12/2015	745	770
				4.75%, 12/16/2016	1,030	1,145
Environmental Control - 0.12%				4.88%, 05/17/2017	810	911
Republic Services Inc				5.00%, 11/17/2017	490	559
4.75%, 05/15/2023	129	138		5.38%, 05/18/2016	195	216
5.25%, 11/15/2021	260	292		5.50%, 07/15/2036	450	548
5.50%, 09/15/2019	261	298		5.63%, 06/11/2021	390	471
6.20%, 03/01/2040	149	178		Freddie Mac
Waste Management Inc				0.42%, 09/18/2015	1,078	1,080
2.90%, 09/15/2022	432	412		0.50%, 01/28/2016	432	432
6.38%, 03/11/2015	193	204		1.00%, 09/29/2017	864	862
7.00%, 07/15/2028	39	50		1.20%, 03/06/2017	513	513
7.38%, 03/11/2019	193	236		1.20%, 06/12/2018	930	915
		$1,808		1.25%, 05/12/2017	641	649
				1.25%, 10/02/2019	1,294	1,247
Federal & Federally Sponsored Credit - 0.14%				1.40%, 08/22/2019	863	837
Federal Farm Credit Banks				1.75%, 09/10/2015	162	166
0.54%, 11/07/2016	345	343		2.00%, 08/25/2016	2,364	2,448
0.73%, 08/15/2016	186	186		2.25%, 03/13/2020	454	454
1.50%, 11/16/2015	641	654		2.38%, 01/13/2022	935	921
4.88%, 01/17/2017	435	486		2.50%, 05/27/2016	450	471
5.13%, 08/25/2016	285	317		3.00%, 01/18/2028	359	323
		$1,986		3.75%, 03/27/2019	628	690
				4.38%, 07/17/2015	129	136
Finance - Mortgage Loan/Banker - 3.49%				4.75%, 11/17/2015	162	174
Fannie Mae				4.75%, 01/19/2016	669	724
0.00%, 06/01/2017(d)	385	370
0.00%, 10/09/2019(d)	485	420		4.88%, 06/13/2018	613	703
				5.00%, 02/16/2017	298	335
0.38%, 03/16/2015	641	642		5.00%, 04/18/2017	643	725
0.50%, 05/27/2015	1,294	1,298		5.13%, 10/18/2016	250	280
0.50%, 07/02/2015	864	867		5.13%, 11/17/2017	520	596
0.50%, 09/28/2015	864	867		5.25%, 04/18/2016	520	573
0.50%, 03/28/2016	432	432		5.50%, 07/18/2016	829	927
0.50%, 03/30/2016	1,200	1,202		5.50%, 08/23/2017	669	771
0.50%, 04/29/2016	841	840		6.25%, 07/15/2032	577	762
0.63%, 08/26/2016	1,800	1,802		6.75%, 03/15/2031	193	266
0.88%, 08/28/2017	294	293				$50,974
0.88%, 10/26/2017	1,294	1,282
0.88%, 02/08/2018	864	851		Food- 0.36%
0.88%, 05/21/2018	1,000	980		Campbell Soup Co
0.95%, 08/23/2017	1,294	1,288		3.05%, 07/15/2017	322	337

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Food (continued)				Healthcare - Products (continued)
Campbell Soup Co (continued)				Covidien International Finance SA
4.25%, 04/15/2021	$129	$133		6.00%, 10/15/2017	$59	$68
ConAgra Foods Inc				Medtronic Inc
1.30%, 01/25/2016	346	349		3.00%, 03/15/2015	322	331
2.10%, 03/15/2018	260	261		4.45%, 03/15/2020	258	287
3.25%, 09/15/2022	260	251		5.55%, 03/15/2040	260	298
4.65%, 01/25/2043	174	165		Stryker Corp
Delhaize Group SA				4.10%, 04/01/2043	154	147
5.70%, 10/01/2040	257	262		4.38%, 01/15/2020	65	71
General Mills Inc						$2,467
3.15%, 12/15/2021	193	195
Kellogg Co				Healthcare - Services - 0.31%
2.75%, 03/01/2023	432	410		Aetna Inc
4.00%, 12/15/2020	193	205		1.50%, 11/15/2017	174	174
Kraft Foods Group Inc				4.13%, 06/01/2021	258	276
5.38%, 02/10/2020	240	275		4.13%, 11/15/2042	174	162
6.50%, 02/09/2040	190	236		6.63%, 06/15/2036	13	16
Kroger Co/The				6.75%, 12/15/2037	34	44
3.40%, 04/15/2022	386	386		Cigna Corp
4.95%, 01/15/2015	193	200		2.75%, 11/15/2016	322	336
5.40%, 07/15/2040	65	69		4.00%, 02/15/2022	260	270
6.15%, 01/15/2020	34	40		5.38%, 02/15/2042	322	354
6.40%, 08/15/2017	46	53		Quest Diagnostics Inc
Mondelez International Inc				4.70%, 04/01/2021	258	271
4.00%, 02/01/2024	500	508		4.75%, 01/30/2020	12	13
6.50%, 02/09/2040	210	263		5.45%, 11/01/2015	45	48
Safeway Inc				UnitedHealth Group Inc
3.95%, 08/15/2020	81	81		2.88%, 03/15/2022	450	438
Unilever Capital Corp				4.70%, 02/15/2021	226	251
2.20%, 03/06/2019	300	303		6.50%, 06/15/2037	193	243
2.75%, 02/10/2016	300	312		6.88%, 02/15/2038	353	463
		$5,294		WellPoint Inc
				3.30%, 01/15/2023	260	250
Forest Products & Paper - 0.11%				4.65%, 01/15/2043	174	170
Georgia-Pacific LLC				5.25%, 01/15/2016	85	92
7.75%, 11/15/2029	129	170		5.95%, 12/15/2034	500	575
International Paper Co						$4,446
7.30%, 11/15/2039	65	85
7.50%, 08/15/2021	340	430		Holding Companies - Diversified - 0.02%
7.95%, 06/15/2018	346	426		Leucadia National Corp
MeadWestvaco Corp				6.63%, 10/23/2043	300	312
7.38%, 09/01/2019	259	312
Plum Creek Timberlands LP				Home Furnishings - 0.01%
4.70%, 03/15/2021	129	136		Whirlpool Corp
		$1,559		4.85%, 06/15/2021	193	209

Gas- 0.08%
CenterPoint Energy Inc				Insurance - 0.94%
6.50%, 05/01/2018	193	226		ACE INA Holdings Inc
National Grid PLC				5.90%, 06/15/2019	432	510
6.30%, 08/01/2016	103	116		Aegon NV
ONE Gas Inc				4.63%, 12/01/2015	58	62
3.61%, 02/01/2024(c)	500	506		Aflac Inc
Sempra Energy				3.45%, 08/15/2015	52	54
2.88%, 10/01/2022	260	247		6.45%, 08/15/2040	167	208
6.00%, 10/15/2039	34	40		8.50%, 05/15/2019	34	44
		$1,135		American International Group Inc
				3.00%, 03/20/2015	322	330
Healthcare - Products - 0.17%				4.88%, 06/01/2022	432	475
Baxter International Inc				5.60%, 10/18/2016	882	980
2.40%, 08/15/2022	260	244		5.85%, 01/16/2018	386	444
3.65%, 08/15/2042	260	227		6.25%, 05/01/2036	325	401
4.25%, 03/15/2020	129	142		6.40%, 12/15/2020	322	386
5.90%, 09/01/2016	46	52		Aon Corp
Becton Dickinson and Co				5.00%, 09/30/2020	322	362
5.00%, 11/12/2040	129	141		AXA SA
Boston Scientific Corp				8.60%, 12/15/2030	97	125
6.00%, 01/15/2020	129	150		Berkshire Hathaway Finance Corp
6.25%, 11/15/2015	129	140		4.25%, 01/15/2021	258	282
7.38%, 01/15/2040	129	169		5.75%, 01/15/2040	213	248

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Insurance (continued)				Internet (continued)
Berkshire Hathaway Inc				Google Inc
1.90%, 01/31/2017	$322	$331		2.13%, 05/19/2016	$129	$134
3.20%, 02/11/2015	197	202		3.63%, 05/19/2021	129	137
3.40%, 01/31/2022	513	527				$1,956
Chubb Corp/The
6.50%, 05/15/2038	26	34		Iron & Steel - 0.15%
CNA Financial Corp				Cliffs Natural Resources Inc
5.75%, 08/15/2021	193	223		4.88%, 04/01/2021	322	312
Fidelity National Financial Inc				Nucor Corp
6.60%, 05/15/2017	129	145		5.75%, 12/01/2017	534	610
Genworth Holdings Inc				Vale Overseas Ltd
7.63%, 09/24/2021	432	535		5.63%, 09/15/2019	116	129
7.70%, 06/15/2020	65	80		6.25%, 01/23/2017	561	628
Hartford Financial Services Group Inc/The				6.88%, 11/21/2036	420	451
5.38%, 03/15/2017	193	215		8.25%, 01/17/2034	98	118
6.00%, 01/15/2019	346	405				$2,248
6.63%, 03/30/2040	63	79		Leisure Products & Services - 0.01%
ING US Inc				Carnival Corp
5.50%, 07/15/2022	450	503		3.95%, 10/15/2020	200	206
Lincoln National Corp
7.00%, 06/15/2040	120	158
8.75%, 07/01/2019	353	459		Lodging - 0.02%
MetLife Inc				Wyndham Worldwide Corp
5.70%, 06/15/2035	592	681		3.90%, 03/01/2023	346	339
6.40%, 12/15/2066(a)	97	101
6.75%, 06/01/2016	641	724		Machinery - Construction & Mining - 0.13%
7.72%, 02/15/2019	65	82		Caterpillar Financial Services Corp
PartnerRe Finance B LLC				1.35%, 09/06/2016	300	304
5.50%, 06/01/2020	155	174		1.63%, 06/01/2017	259	263
Progressive Corp/The				2.65%, 04/01/2016	193	201
3.75%, 08/23/2021	279	295		2.85%, 06/01/2022	173	170
Protective Life Corp				7.15%, 02/15/2019	282	348
8.45%, 10/15/2039	129	174		Caterpillar Inc
Prudential Financial Inc				0.95%, 06/26/2015	346	349
4.50%, 11/16/2021	321	351		3.80%, 08/15/2042	263	233
4.75%, 09/17/2015	129	137				$1,868
5.63%, 06/15/2043(a)	260	268
5.70%, 12/14/2036	65	74		Machinery - Diversified - 0.06%
5.80%, 11/16/2041	129	149		Cummins Inc
6.00%, 12/01/2017	193	224		4.88%, 10/01/2043	150	160
6.63%, 12/01/2037	39	49		Deere & Co
Reinsurance Group of America Inc				4.38%, 10/16/2019	142	159
4.70%, 09/15/2023	300	314		Rockwell Automation Inc
Transatlantic Holdings Inc				6.25%, 12/01/2037	129	157
5.75%, 12/14/2015	70	76		Roper Industries Inc
Travelers Cos Inc/The				1.85%, 11/15/2017	432	434
6.25%, 06/15/2037	33	42				$910
6.75%, 06/20/2036	129	171		Media- 1.08%
Unum Group				21st Century Fox America Inc
7.13%, 09/30/2016	193	221		3.00%, 09/15/2022	432	416
Validus Holdings Ltd				5.65%, 08/15/2020	129	150
8.88%, 01/26/2040	129	176		6.15%, 02/15/2041	193	224
Willis Group Holdings PLC				6.20%, 12/15/2034	235	273
4.13%, 03/15/2016	322	339		6.40%, 12/15/2035	321	382
WR Berkley Corp				6.90%, 03/01/2019	385	468
6.25%, 02/15/2037	75	86		CBS Corp
		$13,715		1.95%, 07/01/2017	388	394
Internet - 0.13%				5.75%, 04/15/2020	164	186
Amazon.com Inc				7.88%, 07/30/2030	196	255
0.65%, 11/27/2015	346	347		Comcast Corp
1.20%, 11/29/2017	174	173		3.13%, 07/15/2022	432	428
2.50%, 11/29/2022	174	162		4.50%, 01/15/2043	174	170
eBay Inc				5.15%, 03/01/2020	438	500
1.35%, 07/15/2017	174	174		5.90%, 03/15/2016	321	354
1.63%, 10/15/2015	129	131		6.40%, 03/01/2040	459	565
2.60%, 07/15/2022	174	164		6.45%, 03/15/2037	151	186
4.00%, 07/15/2042	174	152		6.95%, 08/15/2037	360	468
Expedia Inc				Cox Communications Inc
7.46%, 08/15/2018	322	382		5.45%, 12/15/2014	215	223

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Media (continued)					Mining (continued)
Cox Communications Inc	(continued)				Alcoa Inc (continued)
5.50%, 10/01/2015		$65	$70		5.90%, 02/01/2027	$129	$133
DIRECTV Holdings LLC / DIRECTV					6.15%, 08/15/2020	34	37
Financing Co Inc					6.50%, 06/15/2018	417	470
3.55%, 03/15/2015		248	255		Barrick PD Australia Finance Pty Ltd
3.80%, 03/15/2022		258	255		4.95%, 01/15/2020	151	160
4.60%, 02/15/2021		426	449		5.95%, 10/15/2039	226	220
5.88%, 10/01/2019		142	163		BHP Billiton Finance USA Ltd
6.00%, 08/15/2040		408	424		1.63%, 02/24/2017	322	328
Discovery Communications LLC					3.25%, 11/21/2021	322	328
3.70%, 06/01/2015		81	84		4.13%, 02/24/2042	322	302
5.05%, 06/01/2020		129	144		6.50%, 04/01/2019	59	71
5.63%, 08/15/2019		129	148		Freeport-McMoRan Copper & Gold Inc
6.35%, 06/01/2040		111	129		2.15%, 03/01/2017	500	508
Grupo Televisa SAB					3.55%, 03/01/2022	344	332
6.00%, 05/15/2018		300	338		3.88%, 03/15/2023	604	585
Historic TW Inc					Newmont Mining Corp
6.88%, 06/15/2018		65	78		3.50%, 03/15/2022	258	235
NBCUniversal Media LLC					5.13%, 10/01/2019	129	138
3.65%, 04/30/2015		326	338		6.25%, 10/01/2039	295	285
4.38%, 04/01/2021		215	233		Rio Tinto Alcan Inc
5.15%, 04/30/2020		190	217		6.13%, 12/15/2033	193	225
6.40%, 04/30/2040		301	368		Rio Tinto Finance USA Ltd
Reed Elsevier Capital Inc					3.75%, 09/20/2021	322	332
3.13%, 10/15/2022		16	15		6.50%, 07/15/2018	12	14
Thomson Reuters Corp					7.13%, 07/15/2028	34	43
5.85%, 04/15/2040		65	69		9.00%, 05/01/2019	210	275
Time Warner Cable Inc					Rio Tinto Finance USA PLC
3.50%, 02/01/2015		65	67		2.25%, 12/14/2018	518	524
5.85%, 05/01/2017		129	146		4.75%, 03/22/2042	180	177
6.55%, 05/01/2037		229	265		Southern Copper Corp
6.75%, 07/01/2018		131	154		5.38%, 04/16/2020	65	71
6.75%, 06/15/2039		193	229		6.75%, 04/16/2040	270	275
7.30%, 07/01/2038		260	325		Teck Resources Ltd
8.25%, 04/01/2019		386	486		4.50%, 01/15/2021	432	449
8.75%, 02/14/2019		124	158		6.25%, 07/15/2041	386	405
Time Warner Entertainment Co LP							$7,058
8.38%, 07/15/2033		238	325
Time Warner Inc					Miscellaneous Manufacturing - 0.27%
3.15%, 07/15/2015		201	208		3M Co
4.00%, 01/15/2022		450	465		1.38%, 09/29/2016	322	328
4.70%, 01/15/2021		202	220		5.70%, 03/15/2037	98	117
4.88%, 03/15/2020		107	119		Danaher Corp
5.88%, 11/15/2016		450	507		5.63%, 01/15/2018	322	371
6.20%, 03/15/2040		129	148		Dover Corp
6.50%, 11/15/2036		52	61		5.38%, 03/01/2041	193	216
7.63%, 04/15/2031		238	314		Eaton Corp
Viacom Inc					0.95%, 11/02/2015	432	434
2.50%, 12/15/2016		258	267		1.50%, 11/02/2017	260	260
3.88%, 12/15/2021		322	330		2.75%, 11/02/2022	174	166
4.25%, 09/15/2015		59	62		4.15%, 11/02/2042	88	82
4.38%, 03/15/2043		260	230		GE Capital Trust I
6.88%, 04/30/2036		254	312		6.38%, 11/15/2067	40	44
Walt Disney Co/The					General Electric Co
0.45%, 12/01/2015		432	433		0.85%, 10/09/2015	174	175
1.35%, 08/16/2016		129	131		2.70%, 10/09/2022	346	335
2.75%, 08/16/2021		258	257		4.13%, 10/09/2042	346	335
7.00%, 03/01/2032		129	173		5.25%, 12/06/2017	432	493
			$15,811		Illinois Tool Works Inc
					0.90%, 02/25/2017	110	110
Metal Fabrication & Hardware - 0.04%					Parker Hannifin Corp
Precision Castparts Corp					3.50%, 09/15/2022	193	195
0.70%, 12/20/2015		302	303		Textron Inc
1.25%, 01/15/2018		174	172		6.20%, 03/15/2015	24	25
2.50%, 01/15/2023		174	163		Tyco Electronics Group SA
			$638		6.55%, 10/01/2017	134	156
					7.13%, 10/01/2037	37	45
Mining - 0.48%							$3,887
Alcoa Inc
5.40%, 04/15/2021		129	136

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities - 1.95%				Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2006-3				Securities Trust 2007-LDP10
5.89%, 07/10/2044	$44	$48		5.42%, 01/15/2049	$884	$978
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2006-5				Securities Trust 2011-C5
5.41%, 09/10/2047(a)	1,281	1,387		4.17%, 08/15/2046	640	685
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2007-2				Securities Trust 2013-C13
5.63%, 04/10/2049	23	23		2.67%, 01/15/2046	500	514
Banc of America Commercial Mortgage Trust				LB Commercial Mortgage Trust 2007-C3
2008-1				5.89%, 07/15/2044(a)	182	204
6.22%, 02/10/2051(a)	119	136		LB-UBS Commercial Mortgage Trust 2005-
Banc of America Merrill Lynch Commercial				C3
Mortgage Inc				4.79%, 07/15/2040(a)	640	667
5.18%, 09/10/2047(a)	320	340		4.84%, 07/15/2040	448	466
Bear Stearns Commercial Mortgage Securities				LB-UBS Commercial Mortgage Trust 2005-
Trust 2006-PWR12				C5
5.71%, 09/11/2038(a)	286	312		5.02%, 09/15/2040	352	371
Bear Stearns Commercial Mortgage Securities				LB-UBS Commercial Mortgage Trust 2005-
Trust 2006-PWR13				C7
5.54%, 09/11/2041	320	349		5.20%, 11/15/2030	320	336
Bear Stearns Commercial Mortgage Securities				LB-UBS Commercial Mortgage Trust 2006-
Trust 2006-TOP24				C3
5.54%, 10/12/2041	482	527		5.66%, 03/15/2039	320	343
CD 2006-CD3 Mortgage Trust				LB-UBS Commercial Mortgage Trust 2007-
5.62%, 10/15/2048	238	259		C6
Citigroup Commercial Mortgage Trust 2008-				5.86%, 07/15/2040(a)	126	135
C7				Merrill Lynch Mortgage Trust 2006-C2
6.14%, 12/10/2049(a)	35	40		5.74%, 08/12/2043	934	1,023
Citigroup Commercial Mortgage Trust 2013-				Merrill Lynch Mortgage Trust 2007-C1
GC11				5.84%, 06/12/2050(a)	223	251
1.99%, 04/10/2046(a)	1,000	1,005		Morgan Stanley Bank of America Merrill
COMM 2007-C9 Mortgage Trust				Lynch Trust 2012-C6
5.80%, 12/10/2049(a)	320	362		2.86%, 11/15/2045(a)	431	415
Commercial Mortgage Loan Trust 2008-LS1				Morgan Stanley Bank of America Merrill
6.01%, 12/10/2049(a)	256	286		Lynch Trust 2013-C11
Commercial Mortgage Trust 2007-GG11				3.09%, 08/15/2046(a)	500	521
5.74%, 12/10/2049	961	1,077		Morgan Stanley Capital I Trust 2006-HQ8
Commercial Mortgage Trust 2007-GG9				5.42%, 03/12/2044(a)	639	680
5.44%, 03/10/2039(a)	541	597		Morgan Stanley Capital I Trust 2007-HQ12
GE Capital Commercial Mortgage Corp				5.61%, 04/12/2049(a)	336	337
5.31%, 11/10/2045(a)	74	79		5.61%, 04/12/2049(a)	692	759
GS Mortgage Securities Trust 2007-GG10				Morgan Stanley Capital I Trust 2007-IQ13
5.81%, 08/10/2045(a)	1,278	1,411		5.36%, 03/15/2044(a)	290	319
GS Mortgage Securities Trust 2011-GC5				Morgan Stanley Capital I Trust 2007-TOP25
3.00%, 08/10/2044	862	899		5.51%, 11/12/2049	640	710
GS Mortgage Securities Trust 2013-GC14				UBS Commercial Mortgage Trust 2012-C1
4.24%, 08/10/2046(a)	565	596		3.00%, 05/10/2045	287	294
JP Morgan Chase Commercial Mortgage				3.40%, 05/10/2045(a)	1,121	1,129
Securities Trust 2005-LDP2				UBS-Barclays Commercial Mortgage Trust
4.74%, 07/15/2042	260	270		2012-C4
4.78%, 07/15/2042	223	232		2.85%, 12/10/2045(a)	431	413
JP Morgan Chase Commercial Mortgage				UBS-Barclays Commercial Mortgage Trust
Securities Trust 2006-CIBC17				2013-C6
5.43%, 12/12/2043	862	932		3.24%, 04/10/2046(a)	500	490
JP Morgan Chase Commercial Mortgage				Wachovia Bank Commercial Mortgage Trust
Securities Trust 2006-LDP7				Series 2005-C22
5.87%, 04/15/2045(a)	640	707		5.29%, 12/15/2044(a)	320	340
JP Morgan Chase Commercial Mortgage				Wachovia Bank Commercial Mortgage Trust
Securities Trust 2006-LDP8				Series 2006-C23
5.44%, 05/15/2045(a)	48	53		5.42%, 01/15/2045	480	516
JP Morgan Chase Commercial Mortgage				Wachovia Bank Commercial Mortgage Trust
Securities Trust 2006-LDP9				Series 2006-C27
5.34%, 05/15/2047	852	935		5.80%, 07/15/2045	739	808
JP Morgan Chase Commercial Mortgage				Wachovia Bank Commercial Mortgage Trust
Securities Trust 2007-C1				Series 2007-C30
5.72%, 02/15/2051	20	22		5.34%, 12/15/2043(a)	500	551

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
Wachovia Bank Commercial Mortgage Trust				Ecopetrol SA (continued)
Series 2007-C34				7.38%, 09/18/2043	$150	$169
5.68%, 05/15/2046(a)	$260	$290		Encana Corp
WFRBS Commercial Mortgage Trust 2013-				3.90%, 11/15/2021	432	442
C11				5.90%, 12/01/2017	65	74
2.03%, 03/15/2045(a)	1,000	1,010		6.50%, 02/01/2038	168	195
		$28,439		Ensco PLC
				3.25%, 03/15/2016	129	135
Office & Business Equipment - 0.07%				EOG Resources Inc
Pitney Bowes Inc				2.63%, 03/15/2023	432	408
5.75%, 09/15/2017	193	216		4.40%, 06/01/2020	129	143
Xerox Corp				EQT Corp
2.95%, 03/15/2017	386	404		6.50%, 04/01/2018	319	362
4.25%, 02/15/2015	124	128		Hess Corp
4.50%, 05/15/2021	129	137		5.60%, 02/15/2041	129	140
5.63%, 12/15/2019	56	64		7.30%, 08/15/2031	269	339
		$949		8.13%, 02/15/2019	65	82
Oil & Gas - 2.19%				Marathon Oil Corp
Alberta Energy Co Ltd				5.90%, 03/15/2018	388	446
7.38%, 11/01/2031	193	235		6.60%, 10/01/2037	258	322
Anadarko Finance Co				Marathon Petroleum Corp
7.50%, 05/01/2031	193	248		3.50%, 03/01/2016	193	203
Anadarko Petroleum Corp				5.13%, 03/01/2021	193	216
5.95%, 09/15/2016	447	499		Murphy Oil Corp
6.20%, 03/15/2040	65	75		3.70%, 12/01/2022	432	413
6.38%, 09/15/2017	574	665		Nabors Industries Inc
6.45%, 09/15/2036	239	283		2.35%, 09/15/2016 (c)	450	461
Apache Corp				Nexen Energy ULC
3.63%, 02/01/2021	193	203		6.40%, 05/15/2037	146	171
4.75%, 04/15/2043	322	324		7.50%, 07/30/2039	39	51
5.10%, 09/01/2040	232	246		Noble Energy Inc
BP Capital Markets PLC				6.00%, 03/01/2041	258	297
1.38%, 05/10/2018	518	510		Noble Holding International Ltd
1.85%, 05/05/2017	173	177		2.50%, 03/15/2017	322	330
2.75%, 05/10/2023	518	485		3.45%, 08/01/2015	65	67
3.13%, 10/01/2015	129	134		6.20%, 08/01/2040	65	71
3.20%, 03/11/2016	257	270		Occidental Petroleum Corp
3.25%, 05/06/2022	173	172		4.13%, 06/01/2016	193	207
3.88%, 03/10/2015	298	309		Pemex Project Funding Master Trust
4.74%, 03/11/2021	321	358		6.63%, 06/15/2035	94	103
4.75%, 03/10/2019	65	73		Petrobras Global Finance BV
Canadian Natural Resources Ltd				4.38%, 05/20/2023	432	392
5.70%, 05/15/2017	43	49		Petrobras International Finance Co
6.25%, 03/15/2038	247	291		2.88%, 02/06/2015	494	500
Cenovus Energy Inc				3.88%, 01/27/2016	279	287
5.70%, 10/15/2019	219	253		5.38%, 01/27/2021	513	514
6.75%, 11/15/2039	322	402		5.75%, 01/20/2020	348	362
CNOOC Finance 2013 Ltd				5.88%, 03/01/2018	193	207
1.75%, 05/09/2018	300	295		6.75%, 01/27/2041	193	187
3.00%, 05/09/2023	300	272		6.88%, 01/20/2040	65	64
4.25%, 05/09/2043	200	174		7.88%, 03/15/2019	290	331
ConocoPhillips				Petro-Canada
6.00%, 01/15/2020	236	282		6.80%, 05/15/2038	34	43
6.50%, 02/01/2039	425	556		7.88%, 06/15/2026	300	400
ConocoPhillips Canada Funding Co I				Petroleos Mexicanos
5.63%, 10/15/2016	193	217		4.88%, 03/15/2015	266	276
ConocoPhillips Holding Co				4.88%, 01/24/2022	965	1,008
6.95%, 04/15/2029	344	461		4.88%, 01/18/2024(c)	400	411
Continental Resources Inc/OK				5.50%, 01/21/2021	522	569
4.50%, 04/15/2023	500	518		5.50%, 06/27/2044	620	586
Devon Energy Corp				8.00%, 05/03/2019	81	99
1.88%, 05/15/2017	258	262		Phillips 66
5.60%, 07/15/2041	151	167		2.95%, 05/01/2017	322	339
6.30%, 01/15/2019	136	162		4.30%, 04/01/2022	322	340
7.95%, 04/15/2032	232	319		5.88%, 05/01/2042	322	369
Devon Financing Corp LLC				Pioneer Natural Resources Co
7.88%, 09/30/2031	321	437		3.95%, 07/15/2022	259	265
Ecopetrol SA				Pride International Inc
5.88%, 09/18/2023	100	109		6.88%, 08/15/2020	193	234

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Pharmaceuticals - 1.09%
Rowan Cos Inc				Abbott Laboratories
5.00%, 09/01/2017	$59	$64		5.13%, 04/01/2019	$432	$495
Shell International Finance BV				AbbVie Inc
2.38%, 08/21/2022	173	163		1.20%, 11/06/2015	432	436
3.10%, 06/28/2015	398	412		1.75%, 11/06/2017	432	435
3.63%, 08/21/2042	173	154		2.90%, 11/06/2022	346	334
4.30%, 09/22/2019	129	144		4.40%, 11/06/2042	346	340
4.38%, 03/25/2020	65	72		Actavis Inc
5.50%, 03/25/2040	65	76		3.25%, 10/01/2022	174	167
6.38%, 12/15/2038	210	269		6.13%, 08/15/2019	34	40
Statoil ASA				AstraZeneca PLC
1.15%, 05/15/2018	345	339		5.90%, 09/15/2017	193	224
2.65%, 01/15/2024	432	404		6.45%, 09/15/2037	359	450
3.15%, 01/23/2022	257	259		Bristol-Myers Squibb Co
3.95%, 05/15/2043	159	148		0.88%, 08/01/2017	260	258
5.10%, 08/17/2040	244	270		3.25%, 08/01/2042	174	142
5.25%, 04/15/2019	58	67		5.88%, 11/15/2036	16	19
Suncor Energy Inc				6.80%, 11/15/2026	65	86
6.10%, 06/01/2018	322	376		Cardinal Health Inc
6.50%, 06/15/2038	314	384		1.70%, 03/15/2018	346	346
6.85%, 06/01/2039	13	17		3.20%, 03/15/2023	260	251
Talisman Energy Inc				4.60%, 03/15/2043	174	173
5.13%, 05/15/2015	23	24		Eli Lilly & Co
6.25%, 02/01/2038	382	408		5.20%, 03/15/2017	412	460
Total Capital International SA				5.50%, 03/15/2027	174	205
0.75%, 01/25/2016	260	261		Express Scripts Holding Co
2.88%, 02/17/2022	322	317		3.13%, 05/15/2016	322	337
3.75%, 04/10/2024	180	184		4.75%, 11/15/2021	193	210
Total Capital SA				6.13%, 11/15/2041	193	229
3.00%, 06/24/2015	94	97		GlaxoSmithKline Capital Inc
4.25%, 12/15/2021	129	139		5.65%, 05/15/2018	258	299
Transocean Inc				6.38%, 05/15/2038	206	264
3.80%, 10/15/2022	432	410		GlaxoSmithKline Capital PLC
5.05%, 12/15/2016	604	662		0.75%, 05/08/2015	258	259
6.00%, 03/15/2018	385	434		2.85%, 05/08/2022	322	317
6.38%, 12/15/2021	193	217		Johnson & Johnson
Valero Energy Corp				2.95%, 09/01/2020	322	336
4.50%, 02/01/2015	21	22		4.38%, 12/05/2033	1,000	1,055
6.13%, 02/01/2020	184	216		4.95%, 05/15/2033	129	146
6.63%, 06/15/2037	289	344		5.55%, 08/15/2017	322	371
7.50%, 04/15/2032	39	49		Medco Health Solutions Inc
9.38%, 03/15/2019	322	422		7.13%, 03/15/2018	425	507
		$31,946		Merck & Co Inc
				2.25%, 01/15/2016	129	133
Oil & Gas Services - 0.14%				2.40%, 09/15/2022	346	325
Baker Hughes Inc				4.15%, 05/18/2043	200	193
5.13%, 09/15/2040	376	414		6.55%, 09/15/2037	219	286
7.50%, 11/15/2018	34	42		Merck Sharp & Dohme Corp
Cameron International Corp				5.00%, 06/30/2019	1,386	1,591
6.38%, 07/15/2018	386	452		Mylan Inc/PA
Halliburton Co				4.20%, 11/29/2023	250	254
3.25%, 11/15/2021	129	131		Novartis Capital Corp
4.50%, 11/15/2041	129	129		2.90%, 04/24/2015	193	199
7.45%, 09/15/2039	26	37		4.40%, 04/24/2020	193	214
Weatherford International Ltd/Bermuda				4.40%, 05/06/2044	470	474
5.13%, 09/15/2020	129	142		Novartis Securities Investment Ltd
6.00%, 03/15/2018	34	39		5.13%, 02/10/2019	162	186
6.75%, 09/15/2040	129	150		Pfizer Inc
9.63%, 03/01/2019	412	538		4.65%, 03/01/2018	129	144
		$2,074		5.35%, 03/15/2015	389	408
Other Asset Backed Securities - 0.02%				6.20%, 03/15/2019	250	299
CenterPoint Energy Restoration Bond Co				7.20%, 03/15/2039	379	527
LLC				Sanofi
3.46%, 08/15/2019	297	316		2.63%, 03/29/2016	193	201
				Teva Pharmaceutical Finance Co LLC
				6.15%, 02/01/2036	129	147
Packaging & Containers - 0.01%				Teva Pharmaceutical Finance II BV / Teva
Packaging Corp of America				Pharmaceutical Finance III LLC
4.50%, 11/01/2023	150	156		3.00%, 06/15/2015	494	509

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Pharmaceuticals (continued)				Pipelines (continued)
Wyeth LLC				TransCanada PipeLines Ltd
5.50%, 02/15/2016	$193	$211		3.75%, 10/16/2023	$200	$202
5.95%, 04/01/2037	228	276		3.80%, 10/01/2020	321	340
Zoetis Inc				6.10%, 06/01/2040	65	78
3.25%, 02/01/2023	174	168		6.50%, 08/15/2018	107	128
		$15,936		7.25%, 08/15/2038	129	172
				7.63%, 01/15/2039	289	401
Pipelines - 0.78%				Williams Cos Inc/The
Boardwalk Pipelines LP				7.50%, 01/15/2031	29	31
3.38%, 02/01/2023	260	231		7.88%, 09/01/2021	321	383
El Paso Pipeline Partners Operating Co LLC				Williams Partners LP
4.70%, 11/01/2042	260	229		3.80%, 02/15/2015	177	182
Enbridge Energy Partners LP				5.25%, 03/15/2020	450	501
5.20%, 03/15/2020	24	27		6.30%, 04/15/2040	111	125
9.88%, 03/01/2019	219	286				$11,338
Energy Transfer Partners LP
5.20%, 02/01/2022	258	277		Regional Authority - 0.34%
5.95%, 10/01/2043	200	211		Japan Finance Organization for
6.50%, 02/01/2042	258	289		Municipalities
6.70%, 07/01/2018	58	68		5.00%, 05/16/2017	200	224
9.00%, 04/15/2019	16	20		Province of British Columbia
Enterprise Products Operating LLC				1.20%, 04/25/2017	260	263
1.25%, 08/13/2015	87	88		2.65%, 09/22/2021	193	195
3.20%, 02/01/2016	129	135		6.50%, 01/15/2026	45	58
3.35%, 03/15/2023	432	421		Province of Manitoba Canada
4.45%, 02/15/2043	259	238		2.63%, 07/15/2015	193	199
5.20%, 09/01/2020	193	217		Province of Nova Scotia Canada
6.13%, 10/15/2039	58	67		5.13%, 01/26/2017	104	117
6.45%, 09/01/2040	193	232		Province of Ontario Canada
6.50%, 01/31/2019	375	448		1.60%, 09/21/2016	520	532
6.88%, 03/01/2033	39	48		2.70%, 06/16/2015	322	332
Kinder Morgan Energy Partners LP				2.95%, 02/05/2015	871	892
3.50%, 03/01/2016	200	209		4.00%, 10/07/2019	193	212
3.50%, 09/01/2023	345	326		4.40%, 04/14/2020	129	144
4.15%, 03/01/2022	432	436		4.95%, 11/28/2016	450	500
6.38%, 03/01/2041	321	358		5.45%, 04/27/2016	258	285
6.50%, 09/01/2039	33	37		Province of Quebec Canada
6.95%, 01/15/2038	33	39		2.75%, 08/25/2021	577	573
7.40%, 03/15/2031	193	235		5.13%, 11/14/2016	215	240
9.00%, 02/01/2019	193	246		7.50%, 09/15/2029	161	225
Magellan Midstream Partners LP				Province of Saskatchewan Canada
4.20%, 12/01/2042	174	157		8.50%, 07/15/2022	17	23
ONEOK Partners LP						$5,014
3.38%, 10/01/2022	260	251
6.13%, 02/01/2041	322	360		REITS- 0.62%
8.63%, 03/01/2019	52	66		American Tower Corp
Panhandle Eastern Pipe Line Co LP				4.70%, 03/15/2022	322	336
6.20%, 11/01/2017	204	234		7.00%, 10/15/2017	81	95
Plains All American Pipeline LP / PAA				ARC Properties Operating Partnership
Finance Corp				LP/Clark Acquisition LLC
				2.00%, 02/06/2017(c)	400	400
3.65%, 06/01/2022	322	325
3.95%, 09/15/2015	129	135		AvalonBay Communities Inc
4.30%, 01/31/2043	174	159		2.85%, 03/15/2023	432	403
5.75%, 01/15/2020	39	45		BioMed Realty LP
Southern Natural Gas Co LLC				6.13%, 04/15/2020	17	19
5.90%, 04/01/2017(a),(c)	33	37		Boston Properties LP
Southern Natural Gas Co LLC / Southern				3.13%, 09/01/2023	345	326
Natural Issuing Corp				4.13%, 05/15/2021	193	203
4.40%, 06/15/2021	129	137		5.63%, 11/15/2020	65	75
Spectra Energy Capital LLC				Brandywine Operating Partnership LP
8.00%, 10/01/2019	432	525		3.95%, 02/15/2023	432	422
Spectra Energy Partners LP				CubeSmart LP
4.75%, 03/15/2024	250	265		4.38%, 12/15/2023	400	406
Sunoco Logistics Partners Operations LP				DDR Corp
3.45%, 01/15/2023	174	163		4.63%, 07/15/2022	259	272
4.95%, 01/15/2043	174	163		Digital Realty Trust LP
5.50%, 02/15/2020	116	128		4.50%, 07/15/2015	138	143
Tennessee Gas Pipeline Co LLC				Duke Realty LP
7.50%, 04/01/2017	193	227		3.88%, 10/15/2022	173	169
				7.38%, 02/15/2015	65	69

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

REITS (continued)				Retail (continued)
EPR Properties				Lowe's Cos Inc (continued)
7.75%, 07/15/2020	$158	$187		6.65%, 09/15/2037	$33	$42
ERP Operating LP				Macy's Retail Holdings Inc
3.00%, 04/15/2023	345	328		2.88%, 02/15/2023	346	323
4.75%, 07/15/2020	129	142		4.30%, 02/15/2043	260	237
HCP Inc				6.65%, 07/15/2024	65	78
3.75%, 02/01/2016	129	136		6.90%, 04/01/2029	65	79
4.20%, 03/01/2024	400	406		McDonald's Corp
5.38%, 02/01/2021	129	145		3.50%, 07/15/2020	379	404
6.70%, 01/30/2018	39	46		3.70%, 02/15/2042	321	291
Health Care REIT Inc				4.88%, 07/15/2040	23	25
4.50%, 01/15/2024	300	309		5.35%, 03/01/2018	90	103
6.13%, 04/15/2020	289	333		6.30%, 10/15/2037	33	42
Hospitality Properties Trust				Nordstrom Inc
6.70%, 01/15/2018	193	218		4.75%, 05/01/2020	90	100
Host Hotels & Resorts LP				6.25%, 01/15/2018	34	40
6.00%, 10/01/2021	260	295		Starbucks Corp
Liberty Property LP				0.88%, 12/05/2016	500	500
3.38%, 06/15/2023	432	407		Target Corp
Prologis LP				4.00%, 07/01/2042	346	313
6.88%, 03/15/2020	161	193		6.00%, 01/15/2018	431	501
Realty Income Corp				Walgreen Co
5.88%, 03/15/2035	129	144		1.00%, 03/13/2015	432	434
Simon Property Group LP				4.40%, 09/15/2042	260	246
2.15%, 09/15/2017	258	265		5.25%, 01/15/2019	78	89
5.65%, 02/01/2020	120	139		Wal-Mart Stores Inc
5.75%, 12/01/2015	450	485		2.25%, 07/08/2015	65	67
6.75%, 02/01/2040	65	85		2.55%, 04/11/2023	346	327
10.35%, 04/01/2019	226	308		2.80%, 04/15/2016	129	135
UDR Inc				3.25%, 10/25/2020	129	134
5.25%, 01/15/2015	110	114		3.63%, 07/08/2020	129	138
Ventas Realty LP / Ventas Capital Corp				4.13%, 02/01/2019	258	283
2.70%, 04/01/2020	173	170		5.25%, 09/01/2035	360	406
4.25%, 03/01/2022	321	333		5.63%, 04/01/2040	98	116
Vornado Realty LP				5.63%, 04/15/2041	450	535
4.25%, 04/01/2015	129	132		5.80%, 02/15/2018	322	375
Weyerhaeuser Co				6.20%, 04/15/2038	65	81
7.38%, 03/15/2032	259	335		6.50%, 08/15/2037	289	372
		$8,993		7.55%, 02/15/2030	321	450
				Yum! Brands Inc
Retail - 0.91%				3.88%, 11/01/2023	300	300
AutoZone Inc				6.25%, 03/15/2018	17	20
1.30%, 01/13/2017	500	501		6.88%, 11/15/2037	17	20
4.00%, 11/15/2020	215	227				$13,334
Costco Wholesale Corp
0.65%, 12/07/2015	345	346		Semiconductors - 0.07%
CVS Caremark Corp				Intel Corp
2.75%, 12/01/2022	432	408		1.35%, 12/15/2017	432	432
3.25%, 05/18/2015	46	47		3.30%, 10/01/2021	193	198
4.00%, 12/05/2023	250	256		4.80%, 10/01/2041	193	198
5.75%, 06/01/2017	63	72		National Semiconductor Corp
6.13%, 09/15/2039	201	241		3.95%, 04/15/2015	226	235
Darden Restaurants Inc						$1,063
6.80%, 10/15/2037(a)	68	74
Dollar General Corp				Software - 0.31%
1.88%, 04/15/2018	400	396		Adobe Systems Inc
Gap Inc/The				4.75%, 02/01/2020	129	143
5.95%, 04/12/2021	315	354		Fidelity National Information Services Inc
Home Depot Inc/The				2.00%, 04/15/2018	346	341
2.70%, 04/01/2023	432	412		Fiserv Inc
5.40%, 03/01/2016	412	451		3.13%, 06/15/2016	400	416
5.88%, 12/16/2036	266	321		3.50%, 10/01/2022	346	336
5.95%, 04/01/2041	301	367		Microsoft Corp
Kohl's Corp				3.63%, 12/15/2023	1,000	1,027
4.00%, 11/01/2021	279	285		4.20%, 06/01/2019	289	323
Lowe's Cos Inc				4.50%, 10/01/2040	174	176
3.80%, 11/15/2021	258	272		5.30%, 02/08/2041	193	218
3.88%, 09/15/2023	250	259		Oracle Corp
4.63%, 04/15/2020	193	215		3.88%, 07/15/2020	193	208
5.80%, 04/15/2040	193	224		5.00%, 07/08/2019	124	142

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Software (continued)				Sovereign (continued)
Oracle Corp (continued)				Poland Government International Bond
5.25%, 01/15/2016	$193	$210		3.88%, 07/16/2015	$193	$201
5.38%, 07/15/2040	465	525		5.00%, 03/23/2022	321	352
5.75%, 04/15/2018	450	522		5.13%, 04/21/2021	129	144
		$4,587		6.38%, 07/15/2019	359	427
				Republic of Korea
Sovereign - 1.93%				3.88%, 09/11/2023	300	313
Brazilian Government International Bond				7.13%, 04/16/2019	90	111
4.88%, 01/22/2021	643	689		South Africa Government International Bond
6.00%, 01/17/2017	300	335		4.67%, 01/17/2024	400	395
7.13%, 01/20/2037	526	612		5.88%, 05/30/2022	200	219
8.00%, 01/15/2018	200	223		6.88%, 05/27/2019	345	398
8.25%, 01/20/2034	301	389		Svensk Exportkredit AB
8.88%, 10/14/2019	305	397		0.63%, 05/31/2016	400	400
12.75%, 01/15/2020	129	193		5.13%, 03/01/2017	132	148
12.25%, 03/06/2030	526	894		Tennessee Valley Authority
11.00%, 08/17/2040	33	38		4.50%, 04/01/2018	129	144
Canada Government International Bond				5.25%, 09/15/2039	1,629	1,839
0.88%, 02/14/2017	645	647		5.38%, 04/01/2056	386	426
Chile Government International Bond				6.75%, 11/01/2025	257	334
3.25%, 09/14/2021	520	523		Turkey Government International Bond
Colombia Government International Bond				3.25%, 03/23/2023	1,200	1,034
7.38%, 01/27/2017	300	347		4.88%, 04/16/2043	500	406
7.38%, 09/18/2037	200	250		6.63%, 02/17/2045	300	304
8.13%, 05/21/2024	129	167		7.00%, 09/26/2016	300	329
11.75%, 02/25/2020	449	648		7.25%, 03/15/2015	432	456
Export Development Canada				8.00%, 02/14/2034	690	817
0.63%, 12/15/2016	350	349		Uruguay Government International Bond
2.25%, 05/28/2015	65	67		4.13%, 11/20/2045	86	68
Israel Government AID Bond				6.88%, 09/28/2025	129	150
5.50%, 09/18/2023	65	77		8.00%, 11/18/2022	413	521
5.50%, 04/26/2024	65	78				$28,106
5.50%, 09/18/2033	33	40
Israel Government International Bond				Supranational Bank - 1.55%
5.13%, 03/26/2019	428	485		African Development Bank
Italy Government International Bond				0.75%, 10/18/2016	665	666
4.75%, 01/25/2016	500	533		Asian Development Bank
5.25%, 09/20/2016	387	421		1.13%, 03/15/2017	407	410
5.38%, 06/15/2033	161	175		1.75%, 09/11/2018	750	759
6.88%, 09/27/2023	292	353		2.50%, 03/15/2016	513	534
Japan Bank for International				2.63%, 02/09/2015	582	595
Cooperation/Japan				5.82%, 06/16/2028	39	48
1.13%, 07/19/2017	500	500		6.38%, 10/01/2028	129	163
1.75%, 07/31/2018	400	401		Corp Andina de Fomento
1.88%, 09/24/2015	200	205		3.75%, 01/15/2016	11	12
2.50%, 01/21/2016	300	310		4.38%, 06/15/2022	59	60
Mexico Government International Bond				Council Of Europe Development Bank
3.50%, 01/21/2021	750	759		1.50%, 02/22/2017	321	327
3.63%, 03/15/2022	174	175		European Bank for Reconstruction &
4.75%, 03/08/2044	472	440		Development
5.63%, 01/15/2017	468	524		1.00%, 02/16/2017	641	645
5.95%, 03/19/2019	196	228		2.50%, 03/15/2016	193	201
6.05%, 01/11/2040	662	741		2.75%, 04/20/2015	193	198
6.63%, 03/03/2015	277	293		European Investment Bank
8.30%, 08/15/2031	97	135		1.00%, 03/15/2018	400	395
Panama Government International Bond				1.00%, 06/15/2018	518	509
5.20%, 01/30/2020	446	488		1.13%, 09/15/2017	1,294	1,295
6.70%, 01/26/2036	285	328		1.38%, 10/20/2015	432	439
8.88%, 09/30/2027	193	263		1.63%, 09/01/2015	641	654
Peruvian Government International Bond				1.75%, 03/15/2017	321	330
6.55%, 03/14/2037	64	76		1.88%, 03/15/2019	500	502
7.13%, 03/30/2019	78	94		2.50%, 05/16/2016	257	268
7.35%, 07/21/2025	520	663		2.75%, 03/23/2015	641	658
8.75%, 11/21/2033	107	154		2.88%, 09/15/2020	641	663
Philippine Government International Bond				4.88%, 02/16/2016	641	695
5.00%, 01/13/2037	500	545		4.88%, 01/17/2017	776	865
6.50%, 01/20/2020	400	476		4.88%, 02/15/2036	65	74
9.50%, 02/02/2030	690	1,068		5.13%, 09/13/2016	385	428
10.63%, 03/16/2025	240	374		5.13%, 05/30/2017	257	291

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Supranational Bank (continued)				Telecommunications (continued)
FMS Wertmanagement AoeR				Orange SA
0.63%, 04/18/2016	$500	$501		4.13%, 09/14/2021	$322	$333
1.63%, 11/20/2018	250	250		5.38%, 01/13/2042	258	263
Inter-American Development Bank				8.75%, 03/01/2031(a)	376	538
0.88%, 11/15/2016	500	503		Pacific Bell Telephone Co
1.13%, 03/15/2017	641	647		7.13%, 03/15/2026	279	350
2.25%, 07/15/2015	65	67		Rogers Communications Inc
3.88%, 09/17/2019	555	612		6.80%, 08/15/2018	270	324
3.88%, 02/14/2020	193	212		7.50%, 03/15/2015	39	42
4.25%, 09/14/2015	407	432		Telefonica Emisiones SAU
4.38%, 01/24/2044	500	515		3.73%, 04/27/2015	100	103
International Bank for Reconstruction &				5.13%, 04/27/2020	487	529
Development				7.05%, 06/20/2036	444	527
0.50%, 05/16/2016	1,000	1,000		Verizon Communications Inc
1.00%, 09/15/2016	641	647		0.70%, 11/02/2015	260	260
1.13%, 07/18/2017	750	754		3.00%, 04/01/2016	641	669
1.88%, 03/15/2019	500	505		4.50%, 09/15/2020	500	542
2.13%, 03/15/2016	432	447		4.60%, 04/01/2021	193	209
2.38%, 05/26/2015	641	658		5.15%, 09/15/2023	1,100	1,205
7.63%, 01/19/2023	33	46		6.25%, 04/01/2037	30	35
International Finance Corp				6.35%, 04/01/2019	278	330
0.63%, 11/15/2016	500	498		6.40%, 09/15/2033	650	773
1.13%, 11/23/2016	580	585		6.40%, 02/15/2038	646	756
2.75%, 04/20/2015	345	355		6.55%, 09/15/2043	1,400	1,714
Nordic Investment Bank				6.90%, 04/15/2038	140	173
5.00%, 02/01/2017	646	724		7.75%, 12/01/2030	366	482
		$22,642		8.75%, 11/01/2018	387	497
				Vodafone Group PLC
Telecommunications - 1.48%				2.95%, 02/19/2023	259	244
America Movil SAB de CV				5.45%, 06/10/2019	449	520
3.13%, 07/16/2022	600	567		5.63%, 02/27/2017	382	432
3.63%, 03/30/2015	300	309		6.15%, 02/27/2037	129	146
5.00%, 03/30/2020	200	221				$21,520
5.63%, 11/15/2017	39	45
6.13%, 03/30/2040	298	332		Toys, Games & Hobbies - 0.01%
AT&T Inc				Hasbro Inc
1.60%, 02/15/2017	322	325		6.35%, 03/15/2040	65	73
2.50%, 08/15/2015	610	627
3.88%, 08/15/2021	193	200
4.35%, 06/15/2045	619	548		Transportation - 0.41%
				Burlington Northern Santa Fe LLC
5.35%, 09/01/2040	494	507		4.40%, 03/15/2042	386	367
5.50%, 02/01/2018	688	782
5.55%, 08/15/2041	193	203		4.70%, 10/01/2019	85	95
				5.65%, 05/01/2017	136	154
5.60%, 05/15/2018	348	399		7.95%, 08/15/2030	193	262
6.15%, 09/15/2034	223	247
6.50%, 09/01/2037	56	65		Canadian National Railway Co
				1.45%, 12/15/2016	129	131
British Telecommunications PLC				2.25%, 11/15/2022	346	320
1.25%, 02/14/2017	200	201
5.95%, 01/15/2018	110	127		5.55%, 03/01/2019	39	45
9.62%, 12/15/2030(a)	193	297		Canadian Pacific Railway Co
Cellco Partnership / Verizon Wireless Capital				4.45%, 03/15/2023	322	341
				CSX Corp
LLC				3.70%, 11/01/2023	500	499
8.50%, 11/15/2018	373	476		4.75%, 05/30/2042	365	367
Cisco Systems Inc				6.25%, 04/01/2015	26	28
4.45%, 01/15/2020	258	286		6.25%, 03/15/2018	206	240
4.95%, 02/15/2019	85	97
5.50%, 02/22/2016	449	493		FedEx Corp
				2.63%, 08/01/2022	174	163
5.90%, 02/15/2039	450	530		2.70%, 04/15/2023	200	186
Corning Inc
4.75%, 03/15/2042	258	263		3.88%, 08/01/2042	174	150
				Norfolk Southern Corp
Deutsche Telekom International Finance BV				3.25%, 12/01/2021	129	130
5.75%, 03/23/2016	223	245
8.75%, 06/15/2030(a)	353	509		4.84%, 10/01/2041	489	500
				Ryder System Inc
Embarq Corp				2.35%, 02/26/2019	345	344
7.08%, 06/01/2016	257	288
Harris Corp				3.15%, 03/02/2015	129	132
				Union Pacific Corp
4.40%, 12/15/2020	129	136		4.16%, 07/15/2022	105	111
Juniper Networks Inc
3.10%, 03/15/2016	193	199		4.75%, 09/15/2041	193	199
				4.75%, 12/15/2043	180	185

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Transportation (continued)				Georgia (continued)
Union Pacific Corp (continued)				State of Georgia
4.85%, 06/15/2044	$500	$520		4.50%, 11/01/2025	$195	$211
United Parcel Service Inc						$574
3.13%, 01/15/2021	322	330
4.88%, 11/15/2040	65	71		Illinois - 0.16%
6.20%, 01/15/2038	59	75		Chicago Transit Authority
		$5,945		6.20%, 12/01/2040	190	210
				6.90%, 12/01/2040	240	285
Trucking & Leasing - 0.02%				City of Chicago IL Waterworks Revenue
GATX Corp				6.74%, 11/01/2040	375	436
4.75%, 06/15/2022	259	277		County of Cook IL
				6.23%, 11/15/2034	257	275
				State of Illinois
Water- 0.00%				4.95%, 06/01/2023	85	87
American Water Capital Corp				4.96%, 03/01/2016	195	210
6.59%, 10/15/2037	13	17		5.10%, 06/01/2033	100	98
				5.67%, 03/01/2018	435	483
TOTAL BONDS		$504,205		7.35%, 07/01/2035	190	220
	Principal					$2,304
MUNICIPAL BONDS - 1.05%	Amount (000's)	Value(000	's)
				Kansas - 0.00%
California - 0.31%				State of Kansas Department of Transportation
Bay Area Toll Authority				4.60%, 09/01/2035	50	52
6.92%, 04/01/2040	$270	$345
City of San Francisco CA Public Utilities
Commission Water Revenue				Nevada - 0.02%
6.00%, 11/01/2040	200	241		Clark County Department of Aviation
East Bay Municipal Utility District Water				6.82%, 07/01/2045	65	85
System Revenue				6.88%, 07/01/2042	190	208
5.87%, 06/01/2040	160	195				$293
Los Angeles Department of Water & Power
6.01%, 07/01/2039	155	181		New Jersey - 0.06%
Los Angeles Unified School District/CA				New Jersey Economic Development
5.75%, 07/01/2034	215	254		Authority (credit support from AGM)
				0.00%, 02/15/2023(d),(e)	129	84
5.76%, 07/01/2029	130	152
6.76%, 07/01/2034	175	228		New Jersey State Turnpike Authority
San Diego County Water Authority				7.10%, 01/01/2041	369	504
6.14%, 05/01/2049	190	238		New Jersey Transportation Trust Fund
Santa Clara Valley Transportation Authority				Authority
5.88%, 04/01/2032	65	75		6.56%, 12/15/2040	216	269
State of California						$857
6.65%, 03/01/2022	195	236		New York - 0.19%
7.30%, 10/01/2039	195	263		City of New York NY
7.63%, 03/01/2040	710	987		5.52%, 10/01/2037	65	73
University of California				5.85%, 06/01/2040	300	356
1.80%, 07/01/2019	435	429		Metropolitan Transportation Authority
5.77%, 05/15/2043	300	353		6.55%, 11/15/2031	175	211
6.55%, 05/15/2048	130	162		6.65%, 11/15/2039	260	325
		$4,339		6.81%, 11/15/2040	350	447
Colorado - 0.02%				New York City Transitional Finance Authority
Denver City & County School District No				Future Tax Secured Revenue
1 (credit support from ST AID WITHHLDG)				5.51%, 08/01/2037	305	354
5.66%, 12/01/2033(e)	260	297		New York City Water & Sewer System
				5.72%, 06/15/2042	440	526
				New York State Dormitory Authority
Connecticut - 0.01%				5.60%, 03/15/2040	155	180
State of Connecticut				Port Authority of New York & New Jersey
5.85%, 03/15/2032	65	76		4.46%, 10/01/2062	260	242
				Port Authority of New York & New
Florida - 0.03%				Jersey (credit support from GO OF AUTH)
				6.04%, 12/01/2029(e)	130	157
State Board of Administration Finance Corp
2.11%, 07/01/2018	435	437				$2,871
				Ohio- 0.03%
Georgia - 0.03%				American Municipal Power Inc
Municipal Electric Authority of Georgia				7.50%, 02/15/2050	195	254
6.64%, 04/01/2057	129	145		Ohio State University/The
7.06%, 04/01/2057	205	218		4.91%, 06/01/2040	155	168
						$422

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Texas- 0.15%				(continued)
City Public Service Board of San Antonio TX
5.81%, 02/01/2041	$230	$280		3.00%, 06/01/2033	$250	$251
Dallas Area Rapid Transit				3.00%, 09/01/2033	490	493
5.02%, 12/01/2048	130	143		3.00%, 01/01/2043	1,070	1,039
				3.00%, 01/01/2043	982	953
Dallas Convention Center Hotel Development				3.00%, 04/01/2043	142	138
Corp				3.00%, 04/01/2043(f)	300	290
7.09%, 01/01/2042	185	218		3.00%, 05/01/2043	1,000	971
Dallas County Hospital District
5.62%, 08/15/2044	209	243		3.00%, 06/01/2043	1,854	1,800
Dallas Independent School District (credit				3.00%, 07/01/2043	2,160	2,097
support from PSF-GTD)				3.00%, 08/01/2043	251	243
6.45%, 02/15/2035 (e)	130	149		3.00%, 08/01/2043	994	965
				3.00%, 08/01/2043	455	441
State of Texas				3.00%, 10/01/2043	998	969
4.68%, 04/01/2040	260	275		3.00%, 01/01/2044	295	286
5.52%, 04/01/2039	340	405		3.00%, 03/01/2044(f)	5,700	5,525
Texas Transportation Commission				3.50%, 10/01/2025	88	93
5.18%, 04/01/2030	325	371		3.50%, 10/01/2025	57	61
		$2,084		3.50%, 11/01/2025	141	149
Utah- 0.03%				3.50%, 11/01/2025	28	30
State of Utah				3.50%, 11/01/2025	191	202
3.54%, 07/01/2025	460	468		3.50%, 11/01/2025	65	69
				3.50%, 11/01/2025	39	41
				3.50%, 12/01/2025	167	177
Washington - 0.00%				3.50%, 01/01/2026	108	114
State of Washington				3.50%, 02/01/2026	90	95
5.09%, 08/01/2033	65	71		3.50%, 04/01/2026	229	241
				3.50%, 06/01/2026	60	63
Wisconsin - 0.01%				3.50%, 06/01/2026	42	45
State of Wisconsin (credit support from				3.50%, 07/01/2026	40	42
AGM)				3.50%, 07/01/2026	229	242
5.70%, 05/01/2026(e)	130	146		3.50%, 07/01/2026	174	184
				3.50%, 08/01/2026	141	149
TOTAL MUNICIPAL BONDS		$15,291		3.50%, 09/01/2026	88	93
U.S. GOVERNMENT & GOVERNMENT	Principal			3.50%, 10/01/2026	110	116
AGENCY OBLIGATIONS - 64.24%	Amount (000's)	Value(000	's)	3.50%, 01/01/2027	243	257
Federal Home Loan Mortgage Corporation (FHLMC) - 8.15%				3.50%, 03/01/2028(f)	250	264
				3.50%, 04/01/2029(f)	300	315
2.14%, 08/01/2043(a)	$987	$994		3.50%, 02/01/2032	461	478
2.46%, 06/01/2037(a)	72	77		3.50%, 04/01/2032	509	527
2.46%, 10/01/2043(a)	391	398		3.50%, 08/01/2032	295	306
2.47%, 02/01/2037(a)	31	33		3.50%, 02/01/2041	195	198
2.50%, 04/01/2027	73	73		3.50%, 10/01/2041	198	200
2.50%, 08/01/2027	521	524		3.50%, 11/01/2041	191	193
2.50%, 08/01/2027	692	696		3.50%, 01/01/2042	419	424
2.50%, 12/01/2027	147	148		3.50%, 02/01/2042	188	191
2.50%, 02/01/2028	364	367		3.50%, 03/01/2042	64	65
2.50%, 03/01/2028	796	801		3.50%, 03/01/2042	213	216
2.50%, 04/01/2028(f)	100	100		3.50%, 04/01/2042	555	562
2.50%, 04/01/2028	99	100		3.50%, 04/01/2042	521	528
2.50%, 05/01/2028	355	358		3.50%, 04/01/2042	515	522
2.50%, 08/01/2028	491	494		3.50%, 04/01/2042	570	577
2.50%, 08/01/2028	921	928		3.50%, 04/01/2042	60	61
2.50%, 10/01/2028	488	492		3.50%, 06/01/2042	347	352
2.50%, 10/01/2028	66	66		3.50%, 06/01/2042	1,410	1,428
2.50%, 03/01/2029(f)	4,400	4,425		3.50%, 07/01/2042	500	506
2.50%, 07/01/2043	447	415		3.50%, 07/01/2042	994	1,007
2.61%, 04/01/2038(a)	14	15		3.50%, 08/01/2042	648	657
2.67%, 01/01/2042(a)	172	181		3.50%, 08/01/2042	355	360
2.73%, 06/01/2037(a)	159	170		3.50%, 12/01/2042	532	538
3.00%, 02/01/2027	446	462		3.50%, 01/01/2044	398	403
3.00%, 02/01/2027	638	661		3.50%, 02/01/2044	500	506
3.00%, 03/01/2027	660	683		3.50%, 03/01/2044(f)	6,225	6,295
3.00%, 06/01/2027	1,860	1,925		3.50%, 04/01/2044(f)	300	302
3.00%, 03/01/2028(f)	1,650	1,706		4.00%, 06/01/2014	2	2
3.00%, 04/01/2028(f)	200	206		4.00%, 03/01/2019	22	23
3.00%, 02/01/2032	498	500		4.00%, 04/01/2019	86	92
3.00%, 09/01/2032	229	230		4.00%, 07/01/2024	135	144
3.00%, 04/01/2033	413	415		4.00%, 12/01/2024	58	62
3.00%, 04/01/2033	412	414		4.00%, 01/01/2025	136	145

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)						Federal Home Loan Mortgage Corporation (FHLMC)
(continued)						(continued)
4.00	%,	02/01/2025	$88	$94		4.50	%,	05/01/2025	$87	$94
4.00	%,	03/01/2025	81	86		4.50	%,	07/01/2025	132	143
4.00	%,	03/01/2025	106	114		4.50	%,	08/01/2025	424	458
4.00	%,	04/01/2025	118	126		4.50	%,	02/01/2030	109	118
4.00	%,	06/01/2025	116	124		4.50	%,	08/01/2030	85	93
4.00	%,	06/01/2025	105	112		4.50	%,	05/01/2031	103	113
4.00	%,	07/01/2025	40	43		4.50	%,	06/01/2031	187	204
4.00	%,	07/01/2025	650	694		4.50	%,	05/01/2034	6	6
4.00	%,	08/01/2025	113	121		4.50	%,	08/01/2036	103	111
4.00	%,	08/01/2025	76	81		4.50	%,	02/01/2039	293	314
4.00	%,	09/01/2025	27	29		4.50	%,	03/01/2039	170	183
4.00	%,	10/01/2025	274	293		4.50	%,	04/01/2039	441	473
4.00	%,	02/01/2026	122	130		4.50	%,	05/01/2039	4	4
4.00	%,	03/01/2026	13	14		4.50	%,	06/01/2039	239	256
4.00	%,	05/01/2026	323	345		4.50	%,	09/01/2039	785	842
4.00	%,	07/01/2026	205	219		4.50	%,	10/01/2039	353	382
4.00	%,	12/01/2030	284	301		4.50	%,	11/01/2039	234	251
4.00	%,	08/01/2031	320	339		4.50	%,	11/01/2039	348	373
4.00	%,	10/01/2031	421	447		4.50	%,	11/01/2039	292	314
4.00	%,	11/01/2031	130	138		4.50	%,	12/01/2039	158	169
4.00	%,	12/01/2031	207	219		4.50	%,	12/01/2039	445	481
4.00	%,	07/01/2039	161	169		4.50	%,	02/01/2040	62	66
4.00	%,	09/01/2039	110	116		4.50	%,	02/01/2040	357	387
4.00	%,	12/01/2039	83	87		4.50	%,	02/01/2040	333	360
4.00	%,	12/01/2039	145	152		4.50	%,	02/01/2040	290	311
4.00	%,	01/01/2040	140	147		4.50	%,	04/01/2040	331	355
4.00	%,	03/01/2040	75	78		4.50	%,	05/01/2040	338	364
4.00	%,	09/01/2040	175	183		4.50	%,	05/01/2040	114	122
4.00	%,	10/01/2040	181	190		4.50	%,	07/01/2040	257	278
4.00	%,	10/01/2040	388	406		4.50	%,	07/01/2040	246	265
4.00	%,	10/01/2040	18	19		4.50	%,	08/01/2040	474	511
4.00	%,	12/01/2040	249	261		4.50	%,	08/01/2040	709	761
4.00	%,	12/01/2040	431	451		4.50	%,	08/01/2040	159	171
4.00	%,	12/01/2040	164	171		4.50	%,	08/01/2040	123	132
4.00	%,	12/01/2040	235	246		4.50	%,	08/01/2040	238	255
4.00	%,	12/01/2040	209	218		4.50	%,	09/01/2040	70	76
4.00	%,	02/01/2041	380	398		4.50	%,	09/01/2040	110	118
4.00	%,	02/01/2041	470	492		4.50	%,	02/01/2041	12	13
4.00	%,	04/01/2041	192	201		4.50	%,	02/01/2041	222	238
4.00	%,	07/01/2041	154	161		4.50	%,	03/01/2041	316	340
4.00	%,	08/01/2041	148	155		4.50	%,	03/01/2041	470	504
4.00	%,	08/01/2041	429	449		4.50	%,	03/01/2041	20	21
4.00	%,	10/01/2041	482	504		4.50	%,	04/01/2041	426	457
4.00	%,	10/01/2041	502	525		4.50	%,	05/01/2041	154	166
4.00	%,	10/01/2041	230	241		4.50	%,	05/01/2041	465	499
4.00	%,	10/01/2041	201	211		4.50	%,	06/01/2041	180	193
4.00	%,	10/01/2041	68	72		4.50	%,	06/01/2041	222	239
4.00	%,	11/01/2041	325	340		4.50	%,	06/01/2041	293	314
4.00	%,	11/01/2041	469	491		4.50	%,	07/01/2041	296	317
4.00	%,	11/01/2041	294	307		4.50	%,	07/01/2041	10	11
4.00	%,	12/01/2041	549	574		4.50	%,	07/01/2041	284	304
4.00	%,	03/01/2042	481	503		4.50	%,	08/01/2041	225	241
4.00	%,	06/01/2042	25	26		4.50	%,	10/01/2041	377	404
4.00	%,	10/01/2043	998	1,045		4.50	%,	11/01/2041	521	559
4.00	%,	03/01/2044 (f)	4,900	5,123		4.50	%,	03/01/2044 (f)	500	536
4.00	%,	04/01/2044 (f)	800	834		4.88	%,	06/01/2038 (a)	27	29
4.50	%,	11/01/2018	89	95		5.00	%,	10/01/2017	164	175
4.50	%,	04/01/2019	75	80		5.00	%,	12/01/2017	212	226
4.50	%,	04/01/2019	2	3		5.00	%,	05/01/2018	28	30
4.50	%,	06/01/2019	8	9		5.00	%,	08/01/2018	52	55
4.50	%,	04/01/2023	60	64		5.00	%,	04/01/2019	37	39
4.50	%,	01/01/2024	35	38		5.00	%,	12/01/2019	108	116
4.50	%,	01/01/2024	71	76		5.00	%,	06/01/2020	171	184
4.50	%,	04/01/2024	334	360		5.00	%,	04/01/2021	258	277
4.50	%,	07/01/2024	69	74		5.00	%,	01/01/2022	225	245
4.50	%,	09/01/2024	99	107		5.00	%,	02/01/2022	40	43
4.50	%,	09/01/2024	113	122		5.00	%,	09/01/2022	50	54
4.50	%,	09/01/2024	270	288		5.00	%,	06/01/2023	35	38
4.50	%,	04/01/2025	111	120		5.00	%,	07/01/2024	48	52

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)						Federal Home Loan Mortgage Corporation (FHLMC)
(continued)						(continued)
5.00	%,	06/01/2025	$54	$58		5.50	%,	02/01/2035	$10	$11
5.00	%,	06/01/2028	304	331		5.50	%,	03/01/2035	92	102
5.00	%,	02/01/2030	58	64		5.50	%,	11/01/2035	152	168
5.00	%,	03/01/2030	43	47		5.50	%,	05/01/2036	149	165
5.00	%,	08/01/2033	269	294		5.50	%,	05/01/2036	40	44
5.00	%,	08/01/2033	49	54		5.50	%,	07/01/2036	151	168
5.00	%,	09/01/2033	29	32		5.50	%,	10/01/2036	814	893
5.00	%,	09/01/2033	107	117		5.50	%,	11/01/2036	96	106
5.00	%,	03/01/2034	57	63		5.50	%,	12/01/2036	7	7
5.00	%,	04/01/2034	131	144		5.50	%,	02/01/2037	48	53
5.00	%,	05/01/2034	181	198		5.50	%,	02/01/2037	334	366
5.00	%,	05/01/2035	235	257		5.50	%,	02/01/2037	7	7
5.00	%,	08/01/2035	74	81		5.50	%,	03/01/2037	144	158
5.00	%,	08/01/2035	32	35		5.50	%,	07/01/2037	12	14
5.00	%,	09/01/2035	93	101		5.50	%,	07/01/2037	85	93
5.00	%,	09/01/2035	220	240		5.50	%,	09/01/2037	48	53
5.00	%,	10/01/2035	28	31		5.50	%,	11/01/2037	57	63
5.00	%,	10/01/2035	95	104		5.50	%,	01/01/2038	268	296
5.00	%,	12/01/2035	336	367		5.50	%,	01/01/2038	418	459
5.00	%,	12/01/2035	218	238		5.50	%,	01/01/2038	46	51
5.00	%,	01/01/2036	62	67		5.50	%,	02/01/2038	6	7
5.00	%,	01/01/2036	22	24		5.50	%,	04/01/2038	3	3
5.00	%,	04/01/2036	13	14		5.50	%,	04/01/2038	20	22
5.00	%,	08/01/2036	169	185		5.50	%,	04/01/2038	14	15
5.00	%,	11/01/2036	558	609		5.50	%,	05/01/2038	30	33
5.00	%,	05/01/2037	29	31		5.50	%,	05/01/2038	49	54
5.00	%,	01/01/2038	247	269		5.50	%,	06/01/2038	16	18
5.00	%,	02/01/2038	93	101		5.50	%,	06/01/2038	55	60
5.00	%,	03/01/2038	22	24		5.50	%,	07/01/2038	148	162
5.00	%,	03/01/2038	424	462		5.50	%,	07/01/2038	30	32
5.00	%,	06/01/2038	43	47		5.50	%,	08/01/2038	204	224
5.00	%,	09/01/2038	15	16		5.50	%,	09/01/2038	54	59
5.00	%,	01/01/2039	259	282		5.50	%,	10/01/2038	26	28
5.00	%,	01/01/2039	203	221		5.50	%,	11/01/2038	34	37
5.00	%,	02/01/2039	115	126		5.50	%,	12/01/2038	388	426
5.00	%,	02/01/2039	63	69		5.50	%,	01/01/2039	106	116
5.00	%,	03/01/2039	170	186		5.50	%,	01/01/2039	266	292
5.00	%,	07/01/2039	197	215		5.50	%,	04/01/2039	153	169
5.00	%,	08/01/2039	12	14		5.50	%,	12/01/2039	212	233
5.00	%,	09/01/2039	349	384		5.50	%,	01/01/2040	183	202
5.00	%,	10/01/2039	199	220		5.50	%,	03/01/2040	31	34
5.00	%,	01/01/2040	407	449		5.50	%,	05/01/2040	24	26
5.00	%,	03/01/2040	72	78		5.50	%,	06/01/2040	248	273
5.00	%,	07/01/2040	258	281		6.00	%,	07/01/2017	2	2
5.00	%,	07/01/2040	265	290		6.00	%,	05/01/2021	8	8
5.00	%,	08/01/2040	222	248		6.00	%,	11/01/2022	34	38
5.00	%,	08/01/2040	713	779		6.00	%,	02/01/2027	84	93
5.00	%,	09/01/2040	28	31		6.00	%,	07/01/2029	6	6
5.00	%,	02/01/2041	1,633	1,785		6.00	%,	07/01/2029	16	18
5.00	%,	04/01/2041	230	253		6.00	%,	02/01/2031	11	13
5.00	%,	05/01/2041	49	54		6.00	%,	12/01/2031	10	12
5.00	%,	09/01/2041	344	380		6.00	%,	01/01/2032	131	147
5.00	%,	10/01/2041	361	394		6.00	%,	06/01/2034	191	215
5.50	%,	10/01/2016	27	28		6.00	%,	08/01/2034	27	30
5.50	%,	02/01/2017	35	37		6.00	%,	06/01/2035	2	2
5.50	%,	12/01/2017	127	134		6.00	%,	05/01/2036	123	138
5.50	%,	01/01/2018	14	15		6.00	%,	06/01/2036	169	189
5.50	%,	01/01/2018	67	72		6.00	%,	11/01/2036	12	13
5.50	%,	01/01/2022	42	46		6.00	%,	11/01/2036	215	239
5.50	%,	12/01/2032	175	195		6.00	%,	12/01/2036	432	481
5.50	%,	03/01/2033	19	21		6.00	%,	02/01/2037	18	20
5.50	%,	05/01/2033	841	936		6.00	%,	05/01/2037	16	18
5.50	%,	12/01/2033	11	13		6.00	%,	10/01/2037	63	70
5.50	%,	01/01/2034	58	64		6.00	%,	10/01/2037	101	112
5.50	%,	01/01/2034	366	407		6.00	%,	11/01/2037	118	130
5.50	%,	03/01/2034	159	177		6.00	%,	12/01/2037	21	24
5.50	%,	10/01/2034	18	20		6.00	%,	12/01/2037	247	274
5.50	%,	10/01/2034	70	78		6.00	%,	01/01/2038 (a)	34	38
5.50	%,	02/01/2035	133	148		6.00	%,	01/01/2038	27	30

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)						Federal National Mortgage Association (FNMA) (continued)
(continued)						2.60%,		02/01/2042 (a)	$ 321	$337
6.00	%,	01/01/2038	$359	$397		2.83	%,	01/01/2042 (a)	357	371
6.00	%,	01/01/2038	107	120		2.84	%,	02/01/2042 (a)	199	206
6.00	%,	01/01/2038	96	107
6.00	%,	01/01/2038	113	125		3.00	%,	09/01/2026	321	332
6.00	%,	04/01/2038	20	22		3.00	%,	11/01/2026	394	408
						3.00	%,	11/01/2026	547	567
6.00	%,	05/01/2038	141	157		3.00	%,	01/01/2027	273	283
6.00	%,	06/01/2038	207	229
6.00	%,	07/01/2038	44	49		3.00	%,	02/01/2027	248	257
						3.00	%,	04/01/2027	418	434
6.00	%,	07/01/2038	89	98		3.00	%,	04/01/2027	443	460
6.00	%,	07/01/2038	4	4
6.00	%,	08/01/2038	39	44		3.00	%,	07/01/2027	873	905
						3.00	%,	08/01/2027	671	696
6.00	%,	09/01/2038	61	68		3.00	%,	01/01/2029	1,000	1,036
6.00	%,	09/01/2038	46	51		3.00	%,	03/01/2029 (f)	3,400	3,520
6.00	%,	11/01/2038	212	235		3.00	%,	04/01/2029 (f)	200	207
6.00	%,	12/01/2039	25	28
6.50	%,	12/01/2015	1	1		3.00	%,	01/01/2033	1,591	1,602
6.50	%,	06/01/2017	20	21		3.00	%,	04/01/2033	1,441	1,451
						3.00	%,	04/01/2042	635	618
6.50	%,	04/01/2028	2	3		3.00	%,	04/01/2043	1,076	1,047
6.50	%,	03/01/2029	4	4
6.50	%,	05/01/2031	21	23		3.00	%,	04/01/2043	1,084	1,055
						3.00	%,	04/01/2043	975	948
6.50	%,	06/01/2031	3	3		3.00	%,	04/01/2043	979	952
6.50	%,	06/01/2031	1	1
6.50	%,	10/01/2031	2	2		3.00	%,	04/01/2043	1,075	1,046
						3.00	%,	05/01/2043	1,079	1,050
6.50	%,	02/01/2032	2	2		3.00	%,	05/01/2043	1,678	1,633
6.50	%,	05/01/2032	3	4
6.50	%,	04/01/2035	14	15		3.00	%,	05/01/2043	994	967
						3.00	%,	05/01/2043	1,093	1,063
6.50	%,	03/01/2036	52	58		3.00	%,	06/01/2043	32	31
6.50	%,	09/01/2036	48	55
6.50	%,	08/01/2037	20	22		3.00	%,	06/01/2043	74	72
						3.00	%,	06/01/2043	997	969
6.50	%,	10/01/2037	95	109		3.00	%,	06/01/2043	1,092	1,062
6.50	%,	11/01/2037	69	77
6.50	%,	12/01/2037	11	13		3.00	%,	06/01/2043	997	970
						3.00	%,	07/01/2043	1,562	1,519
6.50	%,	02/01/2038	19	21		3.00	%,	07/01/2043	212	206
6.50	%,	09/01/2038	64	72
6.50	%,	10/01/2038	24	28		3.00	%,	07/01/2043	818	796
						3.00	%,	07/01/2043	988	961
6.50	%,	01/01/2039	49	55		3.00	%,	07/01/2043	147	143
6.50	%,	09/01/2039	95	107
7.00	%,	10/01/2029	3	4		3.00	%,	07/01/2043	113	110
						3.00	%,	07/01/2043	411	400
7.00	%,	11/01/2030	2	2		3.00	%,	08/01/2043	99	96
7.00	%,	01/01/2031	1	1
7.00	%,	09/01/2031	21	24		3.00	%,	08/01/2043	986	959
						3.00	%,	08/01/2043	1,966	1,912
7.00	%,	01/01/2032	2	3		3.00	%,	08/01/2043	197	191
7.00	%,	09/01/2038	44	50		3.00%,		12/01/2043	813	791
7.50	%,	12/01/2015	1	1		3.00%,		03/01/2044 (f)	7,500	7,285
7.50	%,	07/01/2029	78	93		3.05	%,	12/01/2041 (a)	183	191
7.50	%,	01/01/2030	2	2		3.12	%,	06/01/2040 (a)	83	88
7.50	%,	02/01/2030	1	1		3.22	%,	12/01/2040 (a)	119	125
7.50	%,	07/01/2030	1	1		3.25	%,	12/01/2039 (a)	137	148
7.50	%,	08/01/2030	1	1		3.26	%,	07/01/2040 (a)	212	226
7.50	%,	10/01/2030	7	8		3.37	%,	03/01/2040 (a)	76	81
7.50	%,	12/01/2030	1	1		3.43	%,	01/01/2040 (a)	152	161
				$118,933		3.48	%,	02/01/2041 (a)	115	121
Federal National Mortgage Association (FNMA) - 13.82%						3.50	%,	10/01/2020	121	129
2.32	%,	10/01/2047 (a)	45	48		3.50	%,	08/01/2025	116	123
2.50	%,	11/01/2026	661	667		3.50	%,	10/01/2025	85	90
2.50	%,	05/01/2027	25	25		3.50	%,	11/01/2025	98	104
2.50	%,	07/01/2027	136	137		3.50	%,	12/01/2025	173	183
2.50	%,	01/01/2028	27	28		3.50	%,	12/01/2025	115	122
2.50	%,	01/01/2028	957	963		3.50	%,	01/01/2026	344	364
2.50	%,	03/01/2028 (f)	10,900	10,958		3.50	%,	02/01/2026	224	237
2.50	%,	07/01/2028	918	924		3.50	%,	05/01/2026	57	60
2.50	%,	08/01/2028	33	33		3.50	%,	06/01/2026	254	268
2.50	%,	11/01/2032	192	187		3.50	%,	07/01/2026	37	39
2.50	%,	07/01/2033	193	188		3.50	%,	08/01/2026	416	440
2.50	%,	04/01/2038 (a)	68	73		3.50	%,	09/01/2026	326	346
2.50	%,	02/01/2043	800	744		3.50	%,	10/01/2026	161	171
2.51	%,	04/01/2037 (a)	56	60		3.50	%,	12/01/2026	516	546
2.51	%,	07/01/2041	176	185		3.50	%,	01/01/2027	321	339

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)						Federal National Mortgage Association (FNMA) (continued)
3.50	%,	01/01/2027	$554	$586		4.00	%,	09/01/2024	$65	$70
3.50	%,	03/01/2028 (f)	1,525	1,612		4.00	%,	11/01/2024	37	40
3.50	%,	01/01/2031	68	71		4.00	%,	11/01/2024	175	187
3.50	%,	04/01/2031	114	118		4.00	%,	01/01/2025	119	127
3.50	%,	04/01/2032	81	84		4.00	%,	03/01/2025	109	117
3.50	%,	04/01/2032	475	494		4.00	%,	04/01/2025	44	47
3.50	%,	05/01/2032	1,010	1,049		4.00	%,	05/01/2025	28	30
3.50	%,	07/01/2032	299	310		4.00	%,	05/01/2025	110	117
3.50	%,	09/01/2032	429	446		4.00	%,	05/01/2025	103	111
3.50	%,	06/01/2033	289	299		4.00	%,	05/01/2025	113	121
3.50	%,	10/01/2033	294	305		4.00	%,	05/01/2025	43	46
3.50	%,	11/01/2033	296	306		4.00	%,	06/01/2025	88	94
3.50	%,	10/01/2040	64	65		4.00	%,	06/01/2025	42	45
3.50	%,	11/01/2040	191	193		4.00	%,	08/01/2025	103	110
3.50	%,	12/01/2040	210	213		4.00	%,	09/01/2025	136	146
3.50	%,	01/01/2041	135	137		4.00	%,	11/01/2025	168	180
3.50	%,	02/01/2041	93	95		4.00	%,	12/01/2025	199	213
3.50	%,	02/01/2041	99	100		4.00	%,	01/01/2026	97	103
3.50	%,	03/01/2041	481	488		4.00	%,	03/01/2026	274	293
3.50	%,	03/01/2041	304	309		4.00	%,	03/01/2026	26	28
3.50	%,	10/01/2041	832	845		4.00	%,	05/01/2026	153	164
3.50	%,	10/01/2041	551	560		4.00	%,	06/01/2026	150	161
3.50	%,	12/01/2041	836	849		4.00	%,	07/01/2026	145	155
3.50	%,	01/01/2042	466	473		4.00	%,	09/01/2026	305	327
3.50	%,	01/01/2042	534	543		4.00	%,	04/01/2029	40	43
3.50	%,	01/01/2042	448	455		4.00	%,	10/01/2030	113	120
3.50	%,	02/01/2042	712	723		4.00	%,	12/01/2030	163	173
3.50	%,	02/01/2042	127	129		4.00	%,	02/01/2031	301	321
3.50	%,	02/01/2042	195	198		4.00	%,	07/01/2031	189	202
3.50	%,	02/01/2042	120	122		4.00	%,	10/01/2031	307	327
3.50	%,	03/01/2042	488	495		4.00	%,	11/01/2031	168	179
3.50	%,	03/01/2042	268	272		4.00	%,	12/01/2031	138	146
3.50	%,	03/01/2042	500	507		4.00	%,	01/01/2032	214	228
3.50	%,	03/01/2042	490	497		4.00	%,	03/01/2039	62	66
3.50	%,	03/01/2042	712	722		4.00	%,	05/01/2039	14	15
3.50	%,	03/01/2042	222	225		4.00	%,	08/01/2039	192	201
3.50	%,	04/01/2042	381	387		4.00	%,	08/01/2039	33	35
3.50	%,	04/01/2042	451	457		4.00	%,	10/01/2039	69	73
3.50	%,	04/01/2042	413	419		4.00	%,	11/01/2039	212	223
3.50	%,	05/01/2042	574	582		4.00	%,	12/01/2039	76	80
3.50	%,	05/01/2042	196	199		4.00	%,	02/01/2040	8	9
3.50	%,	07/01/2042	1,300	1,319		4.00	%,	02/01/2040	240	252
3.50	%,	08/01/2042	505	512		4.00	%,	05/01/2040	23	25
3.50	%,	09/01/2042	492	499		4.00	%,	05/01/2040	193	203
3.50	%,	09/01/2042	26	26		4.00	%,	08/01/2040	113	118
3.50	%,	10/01/2042	780	792		4.00	%,	10/01/2040	129	136
3.50	%,	01/01/2043	26	26		4.00	%,	10/01/2040	192	201
3.50	%,	03/01/2043	26	27		4.00	%,	10/01/2040	371	389
3.50	%,	05/01/2043	506	513		4.00	%,	10/01/2040	70	73
3.50	%,	05/01/2043	979	994		4.00	%,	10/01/2040	190	200
3.50	%,	06/01/2043	979	994		4.00	%,	10/01/2040	120	125
3.50	%,	06/01/2043	130	132		4.00	%,	10/01/2040	82	86
3.50	%,	06/01/2043	868	881		4.00	%,	11/01/2040	89	93
3.50	%,	07/01/2043	940	954		4.00	%,	12/01/2040	402	421
3.50	%,	02/01/2044	998	1,013		4.00	%,	12/01/2040	348	366
3.50	%,	03/01/2044 (f)	9,900	10,036		4.00	%,	12/01/2040	275	289
3.50	%,	04/01/2044 (f)	500	505		4.00	%,	12/01/2040	103	108
3.58	%,	05/01/2041 (a)	145	154		4.00	%,	12/01/2040	240	252
3.58	%,	05/01/2041 (a)	128	134		4.00	%,	01/01/2041	285	299
3.59	%,	08/01/2040 (a)	102	108		4.00	%,	01/01/2041	169	177
3.69	%,	02/01/2040 (a)	147	157		4.00	%,	01/01/2041	42	44
4.00	%,	04/01/2014	2	2		4.00	%,	01/01/2041	1,675	1,758
4.00	%,	05/01/2014	1	1		4.00	%,	01/01/2041	449	471
4.00	%,	09/01/2018	291	311		4.00	%,	02/01/2041	691	725
4.00	%,	07/01/2019	428	457		4.00	%,	02/01/2041	272	285
4.00	%,	05/01/2024	73	78		4.00	%,	02/01/2041	215	225
4.00	%,	05/01/2024	87	93		4.00	%,	02/01/2041	673	706
4.00	%,	07/01/2024	106	113		4.00	%,	02/01/2041	412	432
4.00	%,	07/01/2024	175	187		4.00	%,	02/01/2041	405	425

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)						Federal National Mortgage Association (FNMA) (continued)
4.00	%,	03/01/2041	$187	$197		4.50	%,	04/01/2039	$292	$317
4.00	%,	03/01/2041	405	425		4.50	%,	04/01/2039	63	67
4.00	%,	08/01/2041	122	128		4.50	%,	06/01/2039	164	178
4.00	%,	09/01/2041	288	302		4.50	%,	06/01/2039	444	477
4.00	%,	09/01/2041	857	899		4.50	%,	06/01/2039	419	453
4.00	%,	09/01/2041	709	744		4.50	%,	06/01/2039	96	103
4.00	%,	10/01/2041	80	84		4.50	%,	07/01/2039	291	313
4.00	%,	10/01/2041	771	809		4.50	%,	07/01/2039	329	355
4.00	%,	10/01/2041	372	390		4.50	%,	07/01/2039	153	165
4.00	%,	11/01/2041	323	339		4.50	%,	08/01/2039	166	179
4.00	%,	11/01/2041	572	601		4.50	%,	09/01/2039	170	183
4.00	%,	11/01/2041	134	141		4.50	%,	10/01/2039	499	536
4.00	%,	11/01/2041	398	418		4.50	%,	10/01/2039	307	330
4.00	%,	11/01/2041	120	126		4.50	%,	12/01/2039	298	322
4.00	%,	12/01/2041	552	579		4.50	%,	12/01/2039	155	166
4.00	%,	12/01/2041	374	392		4.50	%,	12/01/2039	186	202
4.00	%,	12/01/2041	371	389		4.50	%,	12/01/2039	402	436
4.00	%,	12/01/2041	208	218		4.50	%,	12/01/2039	111	120
4.00	%,	12/01/2041	368	386		4.50	%,	01/01/2040	378	409
4.00	%,	12/01/2041	1,042	1,093		4.50	%,	02/01/2040	165	178
4.00	%,	01/01/2042	506	531		4.50	%,	02/01/2040	275	297
4.00	%,	01/01/2042	399	418		4.50	%,	03/01/2040	174	187
4.00	%,	02/01/2042	262	277		4.50	%,	03/01/2040	24	26
4.00	%,	03/01/2042	135	142		4.50	%,	04/01/2040	339	365
4.00	%,	03/01/2044 (f)	8,780	9,203		4.50	%,	05/01/2040	771	831
4.00	%,	04/01/2044 (f)	800	836		4.50	%,	05/01/2040	174	188
4.50	%,	11/01/2014	59	63		4.50	%,	05/01/2040	502	539
4.50	%,	01/01/2017	1	1		4.50	%,	06/01/2040	141	152
4.50	%,	02/01/2018	112	120		4.50	%,	07/01/2040	170	183
4.50	%,	02/01/2018	483	517		4.50	%,	08/01/2040	1,802	1,936
4.50	%,	08/01/2018	746	798		4.50	%,	08/01/2040	254	273
4.50	%,	04/01/2019	646	690		4.50	%,	09/01/2040	779	837
4.50	%,	05/01/2019	196	209		4.50	%,	09/01/2040	200	214
4.50	%,	11/01/2019	26	28		4.50	%,	09/01/2040	136	146
4.50	%,	09/01/2020	34	36		4.50	%,	10/01/2040	639	686
4.50	%,	12/01/2020	259	277		4.50	%,	10/01/2040	30	32
4.50	%,	05/01/2022	92	98		4.50	%,	02/01/2041	189	203
4.50	%,	02/01/2024	22	24		4.50	%,	03/01/2041	237	255
4.50	%,	04/01/2024	13	13		4.50	%,	03/01/2041	177	190
4.50	%,	04/01/2024	19	20		4.50	%,	04/01/2041	210	226
4.50	%,	11/01/2024	60	64		4.50	%,	05/01/2041	291	312
4.50	%,	12/01/2024	136	148		4.50	%,	05/01/2041	466	501
4.50	%,	12/01/2024	76	82		4.50	%,	05/01/2041	278	299
4.50	%,	02/01/2025	116	125		4.50	%,	06/01/2041	280	301
4.50	%,	02/01/2025	151	164		4.50	%,	06/01/2041	160	173
4.50	%,	04/01/2025	27	29		4.50	%,	06/01/2041	658	707
4.50	%,	04/01/2025	17	19		4.50	%,	07/01/2041	346	372
4.50	%,	05/01/2025	172	187		4.50	%,	07/01/2041	208	225
4.50	%,	04/01/2026	253	274		4.50	%,	07/01/2041	202	217
4.50	%,	07/01/2029	24	26		4.50	%,	08/01/2041	318	341
4.50	%,	02/01/2030	103	112		4.50	%,	08/01/2041	373	401
4.50	%,	04/01/2030	42	46		4.50	%,	09/01/2041	318	342
4.50	%,	08/01/2030	163	176		4.50	%,	10/01/2041	342	368
4.50	%,	09/01/2030	265	286		4.50	%,	11/01/2041	353	379
4.50	%,	01/01/2031	113	122		4.50	%,	11/01/2041	400	430
4.50	%,	04/01/2031	77	84		4.50	%,	11/01/2041	324	348
4.50	%,	05/01/2031	101	110		4.50	%,	12/01/2041	383	412
4.50	%,	07/01/2031	398	434		4.50	%,	04/01/2043 (f)	500	536
4.50	%,	08/01/2031	207	226		4.50	%,	03/01/2044 (f)	1,300	1,396
4.50	%,	08/01/2033	115	124		5.00	%,	12/01/2017	17	19
4.50	%,	08/01/2033	17	19		5.00	%,	04/01/2018	3	3
4.50	%,	11/01/2033	271	293		5.00	%,	06/01/2018	153	165
4.50	%,	01/01/2036	12	13		5.00	%,	11/01/2018	16	17
4.50	%,	03/01/2036	31	33		5.00	%,	06/01/2019	116	124
4.50	%,	06/01/2038	148	159		5.00	%,	07/01/2019	111	119
4.50	%,	01/01/2039	14	15		5.00	%,	09/01/2019	565	605
4.50	%,	01/01/2039	38	41		5.00	%,	12/01/2020	4	4
4.50	%,	02/01/2039	85	91		5.00	%,	12/01/2020	586	628
4.50	%,	04/01/2039	271	293		5.00	%,	11/01/2021	51	54

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)						Federal National Mortgage Association (FNMA) (continued)
5.00	%,	02/01/2023	$75	$81		5.50	%,	01/01/2017	$99	$106
5.00	%,	07/01/2023	11	12		5.50	%,	05/01/2019	23	25
5.00	%,	12/01/2023	22	24		5.50	%,	01/01/2021	27	29
5.00	%,	12/01/2023	46	49		5.50	%,	05/01/2021	34	37
5.00	%,	01/01/2024	109	117		5.50	%,	10/01/2021	30	32
5.00	%,	01/01/2024	77	83		5.50	%,	11/01/2022	44	48
5.00	%,	07/01/2024	49	53		5.50	%,	02/01/2023	50	55
5.00	%,	04/01/2029	82	90		5.50	%,	07/01/2023	48	53
5.00	%,	03/01/2030	150	165		5.50	%,	12/01/2023	32	35
5.00	%,	08/01/2030	189	210		5.50	%,	01/01/2025	182	196
5.00	%,	05/01/2033	54	59		5.50	%,	05/01/2025	184	198
5.00	%,	05/01/2033	85	93		5.50	%,	06/01/2028	51	56
5.00	%,	07/01/2033	415	457		5.50	%,	09/01/2028	15	17
5.00	%,	08/01/2033	19	21		5.50	%,	01/01/2029	28	32
5.00	%,	09/01/2033	182	200		5.50	%,	12/01/2029	121	134
5.00	%,	11/01/2033	226	249		5.50	%,	06/01/2033	62	69
5.00	%,	02/01/2034	30	33		5.50	%,	04/01/2034	312	346
5.00	%,	03/01/2034	162	179		5.50	%,	04/01/2034	222	246
5.00	%,	03/01/2034	40	45		5.50	%,	04/01/2034	168	186
5.00	%,	05/01/2034	296	325		5.50	%,	05/01/2034	190	211
5.00	%,	02/01/2035	287	315		5.50	%,	06/01/2034	12	13
5.00	%,	03/01/2035	28	30		5.50	%,	11/01/2034	161	179
5.00	%,	04/01/2035	46	50		5.50	%,	01/01/2035	176	196
5.00	%,	06/01/2035	565	619		5.50	%,	01/01/2035	39	43
5.00	%,	07/01/2035	260	285		5.50	%,	03/01/2035	73	81
5.00	%,	07/01/2035	28	31		5.50	%,	04/01/2035	105	117
5.00	%,	07/01/2035	80	87		5.50	%,	04/01/2035	9	10
5.00	%,	09/01/2035	47	52		5.50	%,	06/01/2035	58	64
5.00	%,	10/01/2035	130	142		5.50	%,	08/01/2035	45	50
5.00	%,	01/01/2036	247	271		5.50	%,	09/01/2035	16	17
5.00	%,	03/01/2036	533	583		5.50	%,	10/01/2035	22	25
5.00	%,	03/01/2036	245	268		5.50	%,	10/01/2035	22	24
5.00	%,	07/01/2036	301	331		5.50	%,	12/01/2035	65	72
5.00	%,	02/01/2037	17	18		5.50	%,	01/01/2036	26	29
5.00	%,	04/01/2037	5	5		5.50	%,	03/01/2036	220	243
5.00	%,	07/01/2037	85	93		5.50	%,	04/01/2036	14	16
5.00	%,	02/01/2038	616	674		5.50	%,	04/01/2036	196	218
5.00	%,	04/01/2038	88	96		5.50	%,	05/01/2036	264	293
5.00	%,	06/01/2038	36	39		5.50	%,	07/01/2036	105	117
5.00	%,	01/01/2039	161	177		5.50	%,	08/01/2036	256	284
5.00	%,	02/01/2039	198	216		5.50	%,	09/01/2036	116	128
5.00	%,	03/01/2039	105	115		5.50	%,	09/01/2036	288	320
5.00	%,	04/01/2039	105	116		5.50	%,	11/01/2036	168	186
5.00	%,	04/01/2039	271	299		5.50	%,	11/01/2036	75	83
5.00	%,	04/01/2039	186	205		5.50	%,	11/01/2036	45	50
5.00	%,	07/01/2039	269	298		5.50	%,	01/01/2037	105	117
5.00	%,	10/01/2039	217	240		5.50	%,	02/01/2037	197	218
5.00	%,	12/01/2039	165	183		5.50	%,	02/01/2037	9	10
5.00	%,	12/01/2039	404	444		5.50	%,	05/01/2037	570	630
5.00	%,	01/01/2040	335	373		5.50	%,	05/01/2037	94	105
5.00	%,	02/01/2040	402	448		5.50	%,	06/01/2037	17	19
5.00	%,	05/01/2040	136	149		5.50	%,	07/01/2037	15	16
5.00	%,	06/01/2040	92	101		5.50	%,	07/01/2037	23	26
5.00	%,	06/01/2040	321	356		5.50	%,	08/01/2037	14	16
5.00	%,	06/01/2040	328	360		5.50	%,	11/01/2037	256	282
5.00	%,	06/01/2040	23	26		5.50	%,	01/01/2038	27	30
5.00	%,	08/01/2040	173	190		5.50	%,	01/01/2038	43	47
5.00	%,	08/01/2040	503	554		5.50	%,	02/01/2038	280	311
5.00	%,	08/01/2040	131	143		5.50	%,	02/01/2038	132	146
5.00	%,	11/01/2040	192	213		5.50	%,	03/01/2038	123	135
5.00	%,	04/01/2041	159	174		5.50	%,	03/01/2038	87	96
5.00	%,	05/01/2041	246	271		5.50	%,	03/01/2038	277	306
5.00	%,	05/01/2041	253	278		5.50	%,	05/01/2038	50	55
5.00	%,	05/01/2041	208	229		5.50	%,	05/01/2038	326	360
5.00	%,	05/01/2041	196	215		5.50	%,	05/01/2038	195	215
5.00	%,	03/01/2044 (f)	1,725	1,889		5.50	%,	06/01/2038	13	14
5.15	%,	06/01/2037 (a)	94	98		5.50	%,	06/01/2038	16	18
5.42	%,	01/01/2036 (a)	43	46		5.50	%,	07/01/2038	98	109
5.50	%,	02/01/2015	25	26		5.50	%,	07/01/2038	66	73

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)						Federal National Mortgage Association (FNMA) (continued)
5.50	%,	08/01/2038	$503	$554		6.00	%,	05/01/2038	$9	$11
5.50	%,	08/01/2038	2	2		6.00	%,	05/01/2038	178	198
5.50	%,	09/01/2038	561	622		6.00	%,	05/01/2038	10	11
5.50	%,	09/01/2038	8	9		6.00	%,	05/01/2038	25	28
5.50	%,	10/01/2038	15	17		6.00	%,	08/01/2038	89	99
5.50	%,	11/01/2038	323	356		6.00	%,	09/01/2038	4	4
5.50	%,	11/01/2038	60	66		6.00	%,	09/01/2038	281	313
5.50	%,	11/01/2038	44	49		6.00	%,	10/01/2038	46	51
5.50	%,	11/01/2038	52	57		6.00	%,	10/01/2038	180	200
5.50	%,	11/01/2038	37	41		6.00	%,	12/01/2038	37	42
5.50	%,	11/01/2038	48	53		6.00	%,	10/01/2039	101	113
5.50	%,	12/01/2038	44	49		6.00	%,	04/01/2040	218	243
5.50	%,	12/01/2038	80	89		6.00	%,	09/01/2040	68	75
5.50	%,	12/01/2038	123	136		6.00	%,	10/01/2040	244	271
5.50	%,	01/01/2039	71	78		6.50	%,	06/01/2016	3	3
5.50	%,	04/01/2039	66	73		6.50	%,	12/01/2016	61	64
5.50	%,	07/01/2039	276	306		6.50	%,	05/01/2018	1	2
5.50	%,	09/01/2039	170	188		6.50	%,	07/01/2020	11	12
5.50	%,	10/01/2039	69	76		6.50	%,	06/01/2024	4	4
5.50	%,	12/01/2039	320	357		6.50	%,	12/01/2031	4	5
5.50	%,	12/01/2039	128	142		6.50	%,	03/01/2032	10	11
5.50	%,	06/01/2040	47	53		6.50	%,	07/01/2032	31	35
5.50	%,	07/01/2040	143	158		6.50	%,	11/01/2033	46	53
6.00	%,	01/01/2016	2	2		6.50	%,	08/01/2034	107	124
6.00	%,	10/01/2016	3	3		6.50	%,	09/01/2034	88	100
6.00	%,	06/01/2017	11	11		6.50	%,	10/01/2034	27	30
6.00	%,	06/01/2017	88	93		6.50	%,	10/01/2036	346	387
6.00	%,	11/01/2017	2	2		6.50	%,	03/01/2037	88	100
6.00	%,	05/01/2024	13	14		6.50	%,	07/01/2037	34	38
6.00	%,	12/01/2032	100	112		6.50	%,	07/01/2037	44	49
6.00	%,	01/01/2033	20	22		6.50	%,	08/01/2037	50	56
6.00	%,	10/01/2033	30	34		6.50	%,	09/01/2037	17	19
6.00	%,	12/01/2033	71	80		6.50	%,	10/01/2037	401	450
6.00	%,	10/01/2034	121	136		6.50	%,	11/01/2037	21	23
6.00	%,	12/01/2034	50	57		6.50	%,	11/01/2037	189	211
6.00	%,	01/01/2035	205	230		6.50	%,	12/01/2037	14	15
6.00	%,	07/01/2035	501	563		6.50	%,	01/01/2038	78	87
6.00	%,	07/01/2035	194	218		6.50	%,	02/01/2038	38	43
6.00	%,	10/01/2035	188	211		6.50	%,	03/01/2038	232	259
6.00	%,	05/01/2036	23	25		6.50	%,	03/01/2038	22	25
6.00	%,	05/01/2036	14	15		6.50	%,	05/01/2038	325	363
6.00	%,	06/01/2036	120	134		6.50	%,	05/01/2038	109	125
6.00	%,	11/01/2036	23	25		6.50	%,	09/01/2038	43	48
6.00	%,	12/01/2036	339	378		6.50	%,	01/01/2039	251	280
6.00	%,	02/01/2037	41	45		6.50	%,	05/01/2039	176	197
6.00	%,	02/01/2037	174	195		6.50	%,	10/01/2039	413	465
6.00	%,	03/01/2037	129	144		6.50	%,	10/01/2039	74	82
6.00	%,	03/01/2037	358	399		7.00	%,	12/01/2037	72	78
6.00	%,	06/01/2037	71	79		7.00	%,	12/01/2037	95	105
6.00	%,	07/01/2037	52	58		7.50	%,	05/01/2031	40	49
6.00	%,	07/01/2037	29	33						$201,577
6.00	%,	09/01/2037	180	201		Government National Mortgage Association (GNMA) -
6.00	%,	10/01/2037	25	28		8.20%
6.00	%,	11/01/2037	6	7		1.63	%,	11/20/2040 (a)	184	192
6.00	%,	11/01/2037	43	47		2.00	%,	10/20/2042 (a)	287	300
6.00	%,	11/01/2037	318	353		2.00	%,	01/20/2043	301	313
6.00	%,	11/01/2037	4	5		2.00	%,	06/20/2043 (a)	378	391
6.00	%,	11/01/2037	14	15		2.50	%,	09/20/2027	751	764
6.00	%,	12/01/2037	61	68		2.50	%,	04/20/2028	98	100
6.00	%,	12/01/2037	13	15		2.50	%,	07/20/2028	191	195
6.00	%,	01/01/2038	56	62		2.50	%,	12/20/2040	117	122
6.00	%,	01/01/2038	164	183		2.50	%,	02/20/2042 (a)	362	374
6.00	%,	01/01/2038	88	98		2.50	%,	01/20/2043 (a)	284	292
6.00	%,	02/01/2038	3	3		2.50	%,	07/20/2043	444	421
6.00	%,	02/01/2038	33	37		2.50	%,	03/01/2044 (f)	300	284
6.00	%,	03/01/2038	63	70		3.00	%,	04/15/2027	487	507
6.00	%,	05/01/2038	37	41		3.00	%,	09/20/2027	724	755
6.00	%,	05/01/2038	465	520		3.00	%,	09/20/2028	97	101
6.00	%,	05/01/2038	55	61		3.00	%,	01/20/2029	100	104

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)						Government National Mortgage Association (GNMA)
(continued)						(continued)
3.00	%,	02/20/2041 (a)	$302	$314		4.00	%,	10/15/2041	$278	$295
3.00	%,	11/20/2041 (a)	488	511		4.00	%,	11/20/2041	826	877
3.00	%,	02/20/2042 (a)	412	431		4.00	%,	12/15/2041	315	335
3.00	%,	04/20/2042 (a)	1,004	1,045		4.00	%,	12/15/2041	88	94
3.00	%,	07/20/2042 (a)	576	602		4.00	%,	12/20/2041	311	330
3.00	%,	09/20/2042	809	804		4.00	%,	01/20/2042	713	757
3.00	%,	12/20/2042	2,931	2,911		4.00	%,	02/20/2042	1,439	1,528
3.00	%,	03/20/2043	835	829		4.00	%,	03/20/2042	1,641	1,743
3.00	%,	03/20/2043	1,230	1,222		4.00	%,	02/20/2043	914	971
3.00	%,	03/01/2044 (f)	3,600	3,567		4.00	%,	03/01/2043	5,300	5,620
3.00	%,	03/01/2044	11,075	10,971		4.00	%,	06/20/2043	23	25
3.50	%,	12/15/2025	76	80		4.00	%,	04/01/2044	900	951
3.50	%,	05/15/2026	94	99		4.50	%,	04/20/2026	66	70
3.50	%,	03/20/2027	223	235		4.50	%,	06/15/2034	8	9
3.50	%,	04/20/2027	367	388		4.50	%,	03/15/2039	158	173
3.50	%,	07/20/2040	96	102		4.50	%,	03/15/2039	130	141
3.50	%,	01/20/2041	315	326		4.50	%,	03/20/2039	270	295
3.50	%,	03/20/2041 (a)	457	482		4.50	%,	05/15/2039	94	102
3.50	%,	11/15/2041	230	237		4.50	%,	05/15/2039	108	117
3.50	%,	11/20/2041	111	115		4.50	%,	05/15/2039	302	331
3.50	%,	01/15/2042	252	259		4.50	%,	05/15/2039	102	111
3.50	%,	01/20/2042	443	457		4.50	%,	06/15/2039	498	545
3.50	%,	02/15/2042	484	499		4.50	%,	07/15/2039	123	133
3.50	%,	02/15/2042	564	582		4.50	%,	09/15/2039	170	185
3.50	%,	02/20/2042	429	443		4.50	%,	11/15/2039	117	127
3.50	%,	03/15/2042	429	443		4.50	%,	11/15/2039	901	989
3.50	%,	03/20/2042	496	512		4.50	%,	12/15/2039	345	377
3.50	%,	04/20/2042	1,007	1,039		4.50	%,	01/15/2040	400	437
3.50	%,	05/20/2042	2,147	2,215		4.50	%,	02/15/2040	198	216
3.50	%,	06/20/2042	2,148	2,216		4.50	%,	02/15/2040	76	82
3.50	%,	07/20/2042	583	601		4.50	%,	02/15/2040	67	73
3.50	%,	08/20/2042	148	153		4.50	%,	02/15/2040	117	128
3.50	%,	01/15/2043	1,504	1,551		4.50	%,	02/15/2040	111	120
3.50	%,	03/01/2043 (f)	100	103		4.50	%,	02/15/2040	75	82
3.50	%,	03/20/2043	1,193	1,230		4.50	%,	03/15/2040	169	183
3.50	%,	04/01/2043	600	616		4.50	%,	05/15/2040	179	194
3.50	%,	04/20/2043	1,217	1,255		4.50	%,	06/15/2040	156	169
3.50	%,	03/01/2044	11,450	11,791		4.50	%,	06/15/2040	170	185
4.00	%,	08/15/2024	107	115		4.50	%,	07/15/2040	179	194
4.00	%,	12/15/2024	102	109		4.50	%,	07/15/2040	136	148
4.00	%,	11/15/2025	82	88		4.50	%,	08/15/2040	202	220
4.00	%,	05/15/2026	92	99		4.50	%,	08/15/2040	252	274
4.00	%,	06/15/2039	63	67		4.50	%,	08/15/2040	192	209
4.00	%,	07/20/2040	226	240		4.50	%,	08/15/2040	249	272
4.00	%,	08/15/2040	162	173		4.50	%,	09/15/2040	214	234
4.00	%,	09/15/2040	246	262		4.50	%,	09/15/2040	277	301
4.00	%,	09/15/2040	177	188		4.50	%,	10/15/2040	246	269
4.00	%,	10/15/2040	243	259		4.50	%,	12/15/2040	136	148
4.00	%,	11/15/2040	42	44		4.50	%,	01/20/2041	255	278
4.00	%,	11/15/2040	225	239		4.50	%,	01/20/2041	295	323
4.00	%,	11/20/2040	160	170		4.50	%,	02/20/2041	304	332
4.00	%,	12/20/2040	258	275		4.50	%,	02/20/2041	273	299
4.00	%,	01/15/2041	551	586		4.50	%,	03/15/2041	124	134
4.00	%,	01/15/2041	184	195		4.50	%,	03/20/2041	166	181
4.00	%,	01/15/2041	249	268		4.50	%,	03/20/2041	275	301
4.00	%,	01/20/2041	507	539		4.50	%,	04/15/2041	139	151
4.00	%,	05/15/2041	263	279		4.50	%,	04/15/2041	28	30
4.00	%,	05/15/2041	165	175		4.50	%,	04/20/2041	329	358
4.00	%,	05/15/2041	48	50		4.50	%,	05/15/2041	228	249
4.00	%,	06/15/2041	40	42		4.50	%,	05/15/2041	194	212
4.00	%,	07/15/2041	345	367		4.50	%,	06/15/2041	157	171
4.00	%,	07/15/2041	201	213		4.50	%,	06/20/2041	379	413
4.00	%,	07/20/2041	189	201		4.50	%,	07/15/2041	151	164
4.00	%,	07/20/2041 (a)	141	149		4.50	%,	07/20/2041	1,965	2,140
4.00	%,	08/15/2041	144	153		4.50	%,	08/20/2041	297	324
4.00	%,	08/15/2041	88	93		4.50	%,	09/20/2041	178	194
4.00	%,	09/15/2041	505	537		4.50	%,	11/20/2041	934	1,016
4.00	%,	09/20/2041	47	50		4.50	%,	12/20/2041	183	199
4.00	%,	10/15/2041	214	228		4.50	%,	01/20/2042	1,327	1,445

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)						Government National Mortgage Association (GNMA)
(continued)						(continued)
4.50	%,	02/20/2042	$664	$722		5.50	%,	06/15/2038	$215	$238
4.50	%,	03/20/2042	173	189		5.50	%,	10/20/2038	252	279
4.50	%,	04/20/2042	337	367		5.50	%,	11/15/2038	102	113
4.50	%,	05/20/2043	843	920		5.50	%,	12/20/2038	99	110
4.50	%,	03/01/2044	1,650	1,793		5.50	%,	01/15/2039	108	120
4.50	%,	04/01/2044	200	217		5.50	%,	01/15/2039	24	27
5.00	%,	08/15/2033	268	297		5.50	%,	01/15/2039	83	92
5.00	%,	02/15/2034	305	339		5.50	%,	01/15/2039	194	215
5.00	%,	08/15/2035	196	217		5.50	%,	02/15/2039	65	72
5.00	%,	01/20/2037	267	294		5.50	%,	05/15/2039	25	28
5.00	%,	02/20/2038	174	191		5.50	%,	12/15/2039	138	153
5.00	%,	04/20/2038	348	382		5.50	%,	07/20/2040	136	152
5.00	%,	05/15/2038	128	140		5.50	%,	11/15/2040	92	102
5.00	%,	06/20/2038	210	231		5.50	%,	04/20/2041	324	360
5.00	%,	10/15/2038	117	129		5.50	%,	10/20/2041	309	343
5.00	%,	03/15/2039	325	357		5.50	%,	11/20/2041	325	366
5.00	%,	05/15/2039	72	79		5.50	%,	11/20/2042	709	787
5.00	%,	06/15/2039	176	195		6.00	%,	07/20/2028	1	1
5.00	%,	06/15/2039	201	225		6.00	%,	07/15/2032	5	6
5.00	%,	06/20/2039	230	253		6.00	%,	12/15/2032	6	7
5.00	%,	07/15/2039	166	184		6.00	%,	10/15/2034	108	125
5.00	%,	07/15/2039	194	214		6.00	%,	04/15/2035	72	81
5.00	%,	07/15/2039	176	195		6.00	%,	04/15/2036	69	79
5.00	%,	07/15/2039	217	243		6.00	%,	06/15/2036	137	157
5.00	%,	08/15/2039	189	210		6.00	%,	04/15/2037	217	247
5.00	%,	09/15/2039	74	82		6.00	%,	05/15/2037	160	179
5.00	%,	09/15/2039	182	202		6.00	%,	10/20/2037	298	338
5.00	%,	09/15/2039	183	202		6.00	%,	11/20/2037	111	126
5.00	%,	09/15/2039	195	216		6.00	%,	01/15/2038	75	84
5.00	%,	11/15/2039	218	244		6.00	%,	01/15/2038	123	138
5.00	%,	12/15/2039	55	61		6.00	%,	02/15/2038	386	433
5.00	%,	02/15/2040	219	245		6.00	%,	08/15/2038	70	79
5.00	%,	02/15/2040	226	249		6.00	%,	10/15/2038	34	38
5.00	%,	02/15/2040	227	253		6.00	%,	11/15/2038	210	235
5.00	%,	04/15/2040	158	178		6.00	%,	12/15/2038	111	125
5.00	%,	05/15/2040	193	215		6.00	%,	01/15/2039	312	350
5.00	%,	05/20/2040	71	79		6.00	%,	09/15/2039	210	238
5.00	%,	06/15/2040	165	182		6.00	%,	09/15/2039	323	363
5.00	%,	06/15/2040	298	329		6.00	%,	10/15/2039	21	24
5.00	%,	06/20/2040	286	317		6.00	%,	04/15/2040	27	30
5.00	%,	07/15/2040	137	152		6.00	%,	06/15/2040	3	3
5.00	%,	07/20/2040	293	325		6.00	%,	12/15/2040	95	106
5.00	%,	01/20/2041	149	166		6.00	%,	01/20/2042	308	349
5.00	%,	02/20/2041	359	400		6.50	%,	05/15/2023	2	3
5.00	%,	05/20/2041	327	362		6.50	%,	10/20/2028	4	5
5.00	%,	06/20/2041	87	97		6.50	%,	05/20/2029	3	3
5.00	%,	07/20/2041	135	150		6.50	%,	02/20/2032	2	3
5.00	%,	08/20/2041	971	1,077		6.50	%,	05/20/2032	23	27
5.00	%,	10/20/2041	111	123		6.50	%,	05/15/2037	198	223
5.00	%,	11/20/2041	315	348		6.50	%,	08/20/2038	94	106
5.00	%,	12/20/2041	245	271		6.50	%,	09/15/2038	115	130
5.00	%,	02/20/2042	464	514		7.00	%,	01/15/2028	4	5
5.00	%,	03/20/2042	369	407		7.00	%,	03/15/2029	7	8
5.00	%,	04/20/2042	1,032	1,134		7.00	%,	07/15/2031	5	5
5.50	%,	01/15/2024	45	48		8.00	%,	08/20/2029	1	1
5.50	%,	05/20/2032	3	3						$119,713
5.50	%,	11/15/2033	119	132
5.50	%,	03/15/2034	49	54		U.S. Treasury - 34.07%
5.50	%,	04/15/2034	54	61		0.13	%,	04/30/2015	4,049	4,048
5.50	%,	07/15/2034	38	43		0.25	%,	01/31/2015	699	700
5.50	%,	11/15/2034	176	200		0.25	%,	03/31/2015	3,543	3,547
5.50	%,	02/15/2035	99	111		0.25	%,	05/31/2015	2,587	2,590
5.50	%,	03/15/2036	61	68		0.25	%,	07/15/2015	1,928	1,930
5.50	%,	04/15/2036	98	109		0.25	%,	07/31/2015	2,839	2,842
5.50	%,	11/20/2036	22	24		0.25	%,	08/15/2015	2,945	2,947
5.50	%,	12/15/2036	63	70		0.25	%,	09/15/2015	3,500	3,502
5.50	%,	04/15/2037	194	216		0.25	%,	09/30/2015	3,500	3,502
5.50	%,	05/15/2038	84	93		0.25	%,	10/15/2015	2,289	2,289
5.50	%,	06/15/2038	102	114		0.25	%,	10/31/2015	2,900	2,900

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)

U.S. Treasury (continued)						U.S. Treasury (continued)
0.25	%,	11/30/2015	$2,675	$2,674		1.50	%,	06/30/2016	$2,532	$2,593
0.25	%,	12/15/2015	5,369	5,367		1.50	%,	07/31/2016	2,498	2,559
0.25	%,	12/31/2015	2,685	2,684		1.50	%,	08/31/2018	3,943	3,970
0.25	%,	02/29/2016	3,700	3,694		1.50	%,	12/31/2018	5,000	5,008
0.25	%,	04/15/2016	2,018	2,013		1.50	%,	01/31/2019	1,840	1,841
0.25	%,	05/15/2016	3,018	3,008		1.50	%,	02/28/2019	4,000	3,998
0.38	%,	03/15/2015	1,774	1,778		1.50	%,	03/31/2019	80	80
0.38	%,	06/15/2015	1,785	1,790		1.63	%,	08/15/2022	1,732	1,623
0.38	%,	06/30/2015	3,000	3,008		1.63	%,	11/15/2022	3,027	2,820
0.38	%,	08/31/2015	3,155	3,163		1.75	%,	07/31/2015	3,765	3,848
0.38	%,	11/15/2015	2,781	2,787		1.75	%,	05/31/2016	3,097	3,189
0.38	%,	01/15/2016	350	350		1.75	%,	10/31/2018	2,402	2,439
0.38	%,	01/31/2016	2,725	2,729		1.75	%,	05/15/2022	1,204	1,145
0.38	%,	02/15/2016	1,587	1,589		1.75	%,	05/15/2023	4,731	4,409
0.38	%,	03/15/2016	3,009	3,011		1.88	%,	06/30/2015	3,631	3,713
0.50	%,	06/15/2016	1,000	1,002		1.88	%,	08/31/2017	2,178	2,248
0.50	%,	07/31/2017	3,105	3,063		1.88	%,	09/30/2017	1,273	1,313
0.63	%,	07/15/2016	2,000	2,008		1.88	%,	10/31/2017	3,152	3,251
0.63	%,	08/15/2016	2,970	2,980		1.88	%,	06/30/2020	1,500	1,493
0.63	%,	10/15/2016	2,750	2,755		1.88	%,	10/31/2020	2,600	2,550
0.63	%,	11/15/2016	2,500	2,503		2.00	%,	01/31/2016	1,859	1,919
0.63	%,	12/15/2016	1,175	1,176		2.00	%,	04/30/2016	1,996	2,064
0.63	%,	02/15/2017	2,580	2,576		2.00	%,	07/31/2020	1,905	1,909
0.63	%,	05/31/2017	1,046	1,039		2.00	%,	09/30/2020	2,500	2,496
0.63	%,	08/31/2017	2,828	2,797		2.00	%,	11/30/2020	2,400	2,389
0.63	%,	09/30/2017	2,328	2,299		2.00	%,	11/15/2021	5,398	5,288
0.63	%,	11/30/2017	5,833	5,742		2.00	%,	02/15/2022	2,359	2,300
0.63	%,	04/30/2018	3,423	3,341		2.00	%,	02/15/2023	4,090	3,915
0.75	%,	01/15/2017	2,555	2,562		2.13	%,	05/31/2015	2,184	2,236
0.75	%,	06/30/2017	2,882	2,871		2.13	%,	12/31/2015	2,179	2,252
0.75	%,	10/31/2017	3,108	3,079		2.13	%,	02/29/2016	1,007	1,043
0.75	%,	12/31/2017	7,324	7,232		2.13	%,	08/31/2020	2,800	2,821
0.75	%,	02/28/2018	5,062	4,983		2.13	%,	01/31/2021	2,470	2,472
0.75	%,	03/31/2018	3,104	3,050		2.13	%,	08/15/2021	2,503	2,485
0.88	%,	09/15/2016	2,500	2,523		2.25	%,	03/31/2016	178	185
0.88	%,	11/30/2016	2,703	2,723		2.25	%,	11/30/2017	1,014	1,058
0.88	%,	12/31/2016	1,376	1,385		2.38	%,	03/31/2016	3,000	3,125
0.88	%,	01/31/2017	3,120	3,138		2.38	%,	07/31/2017	1,295	1,358
0.88	%,	04/30/2017	4,006	4,017		2.38	%,	05/31/2018	1,317	1,379
0.88	%,	01/31/2018	5,517	5,467		2.38	%,	06/30/2018	2,600	2,720
0.88	%,	07/31/2019	918	880		2.38	%,	12/31/2020	1,675	1,706
1.00	%,	08/31/2016	4,200	4,252		2.50	%,	03/31/2015	3,273	3,355
1.00	%,	09/30/2016	4,467	4,520		2.50	%,	04/30/2015	5,874	6,034
1.00	%,	10/31/2016	1,792	1,812		2.50	%,	06/30/2017	1,217	1,283
1.00	%,	03/31/2017	2,895	2,917		2.50	%,	08/15/2023	5,500	5,457
1.00	%,	05/31/2018	2,518	2,492		2.63	%,	04/30/2016	1	1
1.00	%,	06/30/2019	985	952		2.63	%,	01/31/2018	1,171	1,239
1.00	%,	08/31/2019	1,000	962		2.63	%,	08/15/2020	2,930	3,044
1.00	%,	09/30/2019	2,328	2,236		2.63	%,	11/15/2020	3,567	3,696
1.00	%,	11/30/2019	2,113	2,021		2.75	%,	11/30/2016	1,324	1,401
1.13	%,	12/31/2019	2,587	2,488		2.75	%,	05/31/2017	1,118	1,187
1.13	%,	03/31/2020	1,357	1,297		2.75	%,	12/31/2017	1,110	1,180
1.13	%,	04/30/2020	2,587	2,468		2.75	%,	02/28/2018	320	341
1.25	%,	08/31/2015	5,763	5,853		2.75	%,	02/15/2019	2,890	3,062
1.25	%,	09/30/2015	5,225	5,310		2.75	%,	11/15/2023	7,620	7,699
1.25	%,	10/31/2015	2,054	2,088		2.75	%,	02/15/2024	2,060	2,077
1.25	%,	10/31/2018	2,000	1,986		2.75	%,	08/15/2042	2,409	2,043
1.25	%,	11/30/2018	2,900	2,875		2.75	%,	11/15/2042	3,151	2,667
1.25	%,	01/31/2019	4,500	4,449		2.88	%,	03/31/2018	210	225
1.25	%,	10/31/2019	311	303		2.88	%,	05/15/2043	4,806	4,166
1.25	%,	02/29/2020	2,297	2,216		3.00	%,	08/31/2016	2,144	2,276
1.38	%,	11/30/2015	2,258	2,301		3.00	%,	09/30/2016	2,078	2,208
1.38	%,	06/30/2018	2,500	2,510		3.00	%,	02/28/2017	2,960	3,160
1.38	%,	07/31/2018	3,930	3,940		3.00	%,	05/15/2042	2,962	2,653
1.38	%,	09/30/2018	4,076	4,075		3.13	%,	10/31/2016	3,213	3,428
1.38	%,	11/30/2018	2,299	2,293		3.13	%,	01/31/2017	1,564	1,674
1.38	%,	02/28/2019	1,630	1,618		3.13	%,	04/30/2017	1,265	1,357
1.38	%,	01/31/2020	1,548	1,508		3.13	%,	05/15/2019	2,746	2,957
1.38	%,	05/31/2020	1,718	1,661		3.13	%,	05/15/2021	2,035	2,166

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	REPURCHASE AGREEMENTS - 6.55% Amount (000's)		Value (000's)

U.S. Treasury (continued)				Banks - 6.55%
3.13%, 11/15/2041	$2,258	$2,080		Investment in Joint Trading Account; Barclays $	20,692	$20,692
3.13%, 02/15/2042	2,850	2,621		Bank PLC Repurchase Agreement; 0.03%
3.13%, 02/15/2043	2,845	2,602		dated 02/28/2014 maturing 03/03/2014
3.25%, 05/31/2016	663	705		(collateralized by US Government
3.25%, 06/30/2016	500	532		Securities; $21,105,231; 0.63% - 2.00%;
3.25%, 12/31/2016	902	968		dated 11/15/16 - 11/30/20)
3.25%, 03/31/2017	2,038	2,193		Investment in Joint Trading Account; Credit	25,864	25,864
3.38%, 11/15/2019	2,062	2,247		Suisse Repurchase Agreement; 0.04%
3.50%, 02/15/2018	2,210	2,412		dated 02/28/2014 maturing 03/03/2014
3.50%, 05/15/2020	2,668	2,922		(collateralized by US Government
3.50%, 02/15/2039	1,175	1,175		Securities; $26,381,539; 0.00%; dated
3.63%, 08/15/2019	4,500	4,960		11/15/21 - 05/15/40)
3.63%, 02/15/2020	5,523	6,091		Investment in Joint Trading Account; Deutsche	32,330	32,330
3.63%, 02/15/2021	3,100	3,409		Bank Repurchase Agreement; 0.05% dated
3.63%, 08/15/2043	1,300	1,309		02/28/2014 maturing 03/03/2014
3.63%, 02/15/2044	1,370	1,379		(collateralized by US Government
3.75%, 11/15/2018	3,000	3,319		Securities; $32,976,924; 0.00% - 7.13%;
3.75%, 08/15/2041	2,003	2,077		dated 03/06/14 - 05/04/37)
3.75%, 11/15/2043	2,825	2,909		Investment in Joint Trading Account; Merrill	16,720	16,720
3.88%, 05/15/2018	2,014	2,233		Lynch Repurchase Agreement; 0.04%
3.88%, 08/15/2040	1,135	1,204		dated 02/28/2014 maturing 03/03/2014
4.00%, 08/15/2018	1,500	1,675		(collateralized by US Government
4.13%, 05/15/2015	647	678		Securities; $17,054,768; 0.00% - 4.15%;
4.25%, 08/15/2015	1,624	1,720		dated 03/21/14 - 05/27/33)
4.25%, 11/15/2017	656	733				$95,606
4.25%, 05/15/2039	673	760		TOTAL REPURCHASE AGREEMENTS		$95,606
4.25%, 11/15/2040	2,153	2,429		Total Investments		$1,552,502
4.38%, 02/15/2038	897	1,031		Liabilities in Excess of Other Assets, Net - (6.39)%		$(93,313)
4.38%, 11/15/2039	1,336	1,537		TOTAL NET ASSETS - 100.00%		$1,459,189
4.38%, 05/15/2040	430	495
4.38%, 05/15/2041	2,470	2,842
4.50%, 11/15/2015	1,589	1,703		(a)	Variable Rate. Rate shown is in effect at February 28, 2014.
4.50%, 02/15/2016	2,669	2,887		(b)		Fair value of these investments is determined in good faith by the
4.50%, 02/15/2036	1,060	1,242		Manager under procedures established and periodically reviewed by the
4.50%, 05/15/2038	275	321		Board of Directors. At the end of the period, the fair value of these
4.50%, 08/15/2039	714	837		securities totaled $501 or 0.03% of net assets.
4.63%, 11/15/2016	1,153	1,277		(c)		Security exempt from registration under Rule 144A of the Securities Act of
4.63%, 02/15/2040	1,949	2,330		1933. These securities may be resold in transactions exempt from
4.75%, 08/15/2017	979	1,107		registration, normally to qualified institutional buyers. Unless otherwise
4.75%, 02/15/2041	1,329	1,620		indicated, these securities are not considered illiquid. At the end of the
4.88%, 08/15/2016	636	704		period, the value of these securities totaled $2,797 or 0.19% of net assets.
5.00%, 05/15/2037	110	138		(d) Non-Income Producing Security
5.13%, 05/15/2016	2,000	2,207		(e)		Credit support indicates investments that benefit from credit enhancement
5.25%, 11/15/2028	1,000	1,254		or liquidity support provided by a third party bank, institution, or
5.25%, 02/15/2029	1,725	2,162		government agency.
5.50%, 08/15/2028	575	737		(f)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.00%, 02/15/2026	850	1,121		Notes to Financial Statements for additional information.
6.13%, 08/15/2029	173	237
6.25%, 05/15/2030	190	264
6.50%, 11/15/2026	2,811	3,884
6.63%, 02/15/2027	705	986
7.25%, 05/15/2016	576	662
7.25%, 08/15/2022	476	655
7.50%, 11/15/2016	2,952	3,497
7.50%, 11/15/2024	1,000	1,451
7.63%, 11/15/2022	505	713
7.88%, 02/15/2021	180	249
8.00%, 11/15/2021	355	500
8.75%, 05/15/2017	830	1,039
8.88%, 08/15/2017	1,294	1,644
9.25%, 02/15/2016	1,300	1,525
9.88%, 11/15/2015	161	187
10.63%, 08/15/2015	441	508
		$497,177
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$937,400

See accompanying notes.

Schedule of Investments Bond Market Index Fund February 28, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Government		41 .52%
Mortgage Securities		32.12%
Financial		15 .39%
Consumer, Non-cyclical		3 .29%
Energy		3 .11%
Communications		2 .71%
Utilities		1 .78%
Industrial		1 .59%
Consumer, Cyclical		1 .32%
Basic Materials		1 .13%
Technology		0.96%
Revenue Bonds		0.58%
Asset Backed Securities		0 .40%
General Obligation Unlimited		0 .39%
Insured		0 .06%
Diversified		0 .02%
General Obligation Limited		0 .02%
Investments Sold Short		(0.31)%
Liabilities in Excess of Other Assets, Net		(6 .08)%
TOTAL NET ASSETS		100.00%

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.31)%	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.21)%
4.00%, 03/01/2029	$400	$425
4.50%, 03/01/2029	300	320
5.00%, 03/01/2029	300	321
5.00%, 03/01/2044	800	872
5.50%, 03/01/2044	1,000	1,098
		$3,036

Federal National Mortgage Association (FNMA) - (0.02)%
4.00%, 03/01/2029	200	214
5.50%, 03/01/2044	100	110
		$324
Government National Mortgage Association (GNMA) -
(0.08)%
4.50%, 03/01/2044	200	217
5.00%, 03/01/2044	600	659
5.00%, 03/01/2044	100	110
5.50%, 03/01/2044	200	221
		$1,207
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$4,567
OBLIGATIONS (proceeds $4,559)
TOTAL SHORT SALES (proceeds $4,559)		$4,567

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 47.34%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Agriculture - 0.26%				Electronics - 0.06%
Adecoagro SA (a)	20,364	$160		Trimble Navigation Ltd (a)	36,892	$1,407
Archer-Daniels-Midland Co	53,126	2,157
Bunge Ltd	29,847	2,376
GrainCorp Ltd	79,519	570		Engineering & Construction - 1.16%
Japfa Comfeed Indonesia Tbk PT	4,275,400	589		Ferrovial SA	511,500	10,778
				Flughafen Zuerich AG	12,200	7,739
		$5,852		Obrascon Huarte Lain SA	73,600	3,237
Automobile Manufacturers - 0.05%				Vinci SA	54,300	4,050
Mahindra & Mahindra Ltd	6,015	94				$25,804
Mahindra & Mahindra Ltd - Warrants (a)	67,427	1,063
				Environmental Control - 0.43%
		$1,157		Darling International Inc (a)	72,515	1,463
Automobile Parts & Equipment - 0.02%				Waste Connections Inc	189,000	8,178
Titan International Inc	22,309	423				$9,641
				Food - 1.18%
Beverages - 0.02%				Ajinomoto Co Inc	89,000	1,382
Mcleod Russel India Ltd - Warrants (a)	79,740	363		Almarai Co - Warrants (a)	48,567	805
				Aryzta AG (a)	14,287	1,191
				Associated British Foods PLC	26,964	1,353
Building Materials - 0.10%				BRF SA	33,500	613
Duratex SA	272,000	1,261
Louisiana-Pacific Corp (a)	21,510	404		Cal-Maine Foods Inc	15,950	838
				Charoen Pokphand Foods PCL (b)	776,600	650
Norbord Inc	13,382	373		China Mengniu Dairy Co Ltd	361,000	1,856
Semen Indonesia Persero Tbk PT	220,135	285		Colruyt SA	9,241	512
		$2,323		ConAgra Foods Inc	50,173	1,425
Chemicals - 1.05%				Fuji Oil Co Ltd/Osaka	56,000	759
Agrium Inc	31,452	2,897		Hormel Foods Corp	37,280	1,769
CF Industries Holdings Inc	8,377	2,102		Iwatsuka Confectionery Co Ltd	4,800	259
China BlueChemical Ltd	1,920,000	1,122		Koninklijke Wessanen NV	81,625	399
Givaudan SA (a)	1,508	2,363		McCormick & Co Inc/MD	26,580	1,765
International Flavors & Fragrances Inc	6,483	608		Nutreco NV	26,794	1,220
Israel Chemicals Ltd	143,412	1,217		Saputo Inc	40,689	2,008
Mosaic Co/The	64,388	3,146		Suedzucker AG	25,523	709
Nufarm Ltd/Australia	17,808	62		Sysco Corp	78,925	2,843
Potash Corp of Saskatchewan Inc	66,654	2,203		Toyo Suisan Kaisha Ltd	37,000	1,246
Potash Corp of Saskatchewan Inc	5,947	198		Tyson Foods Inc	25,610	1,010
Sensient Technologies Corp	7,030	369		Viscofan SA	13,689	703
Symrise AG	34,831	1,709		Want Want China Holdings Ltd	707,000	1,077
Syngenta AG	7,587	2,762				$26,392
Tessenderlo Chemie NV	6,438	181
Uralkali OJSC	58,322	1,323		Forest Products & Paper - 1.95%
Yara International ASA	26,786	1,086		Acadian Timber Corp	32,726	407
				BillerudKorsnas AB	42,655	594
		$23,348		Canfor Corp (a)	119,026	3,157
Coal - 0.06%				Clearwater Paper Corp (a)	9,800	626
Consol Energy Inc	31,122	1,248		Deltic Timber Corp	42,388	2,668
				Domtar Corp	11,176	1,238
				DS Smith PLC	104,687	618
Commercial Services - 1.01%				Empresas CMPC SA	305,666	736
Atlantia SpA	331,300	8,385		Fibria Celulose SA ADR(a)	219,204	2,356
CCR SA	1,809,100	12,407		Holmen AB	65,918	2,467
Zhejiang Expressway Co Ltd	1,920,300	1,688		International Forest Products Ltd (a)	59,999	972
		$22,480		International Paper Co	15,247	745
Consumer Products - 0.04%				Klabin SA	96,080	2,376
Kimberly-Clark Corp	7,163	790		MeadWestvaco Corp	29,367	1,099
				Metsa Board OYJ	42,387	188
				Mondi PLC	183,248	3,360
Cosmetics & Personal Care - 0.03%				Nine Dragons Paper Holdings Ltd	333,000	256
Unicharm Corp	12,900	733		Nippon Paper Industries Co Ltd	30,200	597
				PH Glatfelter Co	8,353	254
Diversified Financial Services - 0.20%				Pope Resources Inc-LP	18,402	1,251
COSCO Pacific Ltd	3,247,700	4,361		Portucel SA	82,752	368
				Smurfit Kappa Group PLC	27,633	773
				Smurfit Kappa Group PLC	31,906	888
Electric - 0.65%				Stora Enso OYJ	242,387	2,757
DUET Group	2,052,562	3,885		Sumitomo Forestry Co Ltd	74,400	764
Infraestructura Energetica Nova SAB de CV	444,400	1,947		Suzano Papel e Celulose SA	392,200	1,485
Red Electrica Corp SA	82,800	6,438		Svenska Cellulosa AB SCA	119,373	3,621
Spark Infrastructure Group	1,470,700	2,247		TFS Corp Ltd	435,447	565
		$14,517		UPM-Kymmene OYJ	73,727	1,337
				Wausau Paper Corp	29,973	397

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Forest Products & Paper (continued)				Mining (continued)
West Fraser Timber Co Ltd	73,511	$3,720		Rio Tinto PLC ADR	18,314	$1,049
Western Forest Products Inc	346,777	792		Silver Wheaton Corp	17,265	441
		$43,432		Southern Copper Corp	9,167	280
				Tahoe Resources Inc (a)	16,713	392
Gas - 3.78%						$8,978
Beijing Enterprises Holdings Ltd	869,700	8,353
ENN Energy Holdings Ltd	931,300	6,602		Miscellaneous Manufacturing - 0.04%
National Grid PLC	1,219,204	17,061		Raven Industries Inc	25,958	949
NiSource Inc	267,400	9,311
Sempra Energy	189,300	17,883		Oil & Gas - 2.25%
Snam SpA	2,400,100	13,655		Africa Oil Corp (a),(c)	6,686	52
Tokyo Gas Co Ltd	1,521,500	7,643		Africa Oil Corp (a)	22,619	177
Western Gas Equity Partners LP (c)	89,900	3,864
				Anadarko Petroleum Corp	22,681	1,909
		$84,372		Antero Resources Corp (a)	5,908	357
Healthcare - Products - 0.02%				Athlon Energy Inc (a)	3,439	128
Hengan International Group Co Ltd	33,500	364		Bankers Petroleum Ltd (a)	93,878	417
				Bonanza Creek Energy Inc (a)	14,132	706
				Canadian Natural Resources Ltd	14,028	514
Healthcare - Services - 0.09%				Cheniere Energy Inc (a)	21,344	1,055
Brookdale Senior Living Inc (a)	61,552	2,064
				Cimarex Energy Co	10,656	1,233
				Cobalt International Energy Inc (a)	16,741	323
Holding Companies - Diversified - 0.11%				Concho Resources Inc (a)	18,648	2,259
Empresas COPEC SA	56,585	755		Denbury Resources Inc	67,432	1,103
GEA Group AG	12,827	621		Devon Energy Corp	13,830	891
Wharf Holdings Ltd	150,233	1,051		Ensco PLC	9,568	504
		$2,427		EOG Resources Inc	11,317	2,144
				Genel Energy PLC (a)	18,873	346
Home Builders - 0.23%				Gulfport Energy Corp (a)	9,519	629
Lennar Corp	19,049	836		Helmerich & Payne Inc	11,121	1,098
Pulte Group Inc	46,649	979		Hess Corp	8,258	661
Taylor Wimpey PLC	811,674	1,697		Kodiak Oil & Gas Corp (a)	69,304	818
Toll Brothers Inc (a)	39,941	1,558		Kosmos Energy Ltd (a)	26,433	290
		$5,070		Kunlun Energy Co Ltd	4,383,100	7,847
				Laredo Petroleum Inc (a)	31,705	827
Home Furnishings - 0.02%				Lekoil Ltd (a)	218,355	248
Rational AG	1,333	456
				Marathon Oil Corp	42,248	1,415
				Marathon Petroleum Corp	13,332	1,120
Iron & Steel - 0.03%				MEG Energy Corp (a),(d)	6,400	197
Reliance Steel & Aluminum Co	10,780	747		MEG Energy Corp (a)	15,560	479
				Newfield Exploration Co (a)	19,133	539
Lodging - 0.04%				Noble Energy Inc	39,040	2,684
Accor SA	16,868	860		Occidental Petroleum Corp	9,903	956
				Oil Search Ltd	52,150	403
				Pacific Rubiales Energy Corp	23,924	330
Machinery - Diversified - 0.39%				Patterson-UTI Energy Inc	27,199	792
AGCO Corp	48,017	2,520		PDC Energy Inc (a)	14,012	871
Andritz AG	6,424	403		Phillips 66	15,952	1,194
Deere & Co	50,614	4,349		Pioneer Natural Resources Co	4,543	914
Kubota Corp	88,000	1,236		QGEP Participacoes SA	47,125	167
Valmet Corp (a)	32,181	295		Range Resources Corp	15,240	1,311
		$8,803		Rice Energy Inc (a)	14,783	355
				Rosetta Resources Inc (a)	18,568	824
Metal Fabrication & Hardware - 0.05%				Rowan Cos PLC (a)	26,308	878
Valmont Industries Inc	7,186	1,047		Sanchez Energy Corp (a)	19,208	572
				SM Energy Co	4,304	317
Mining - 0.40%				Southwestern Energy Co (a)	28,160	1,164
African Rainbow Minerals Ltd	24,974	507		Suncor Energy Inc	47,725	1,577
B2Gold Corp (a)	163,221	472		Talisman Energy Inc	29,657	306
BHP Billiton Ltd ADR	9,940	685		Tullow Oil PLC	38,387	514
Constellium NV (a)	32,724	909		Valero Energy Partners LP	63,054	2,332
Eldorado Gold Corp	97,037	644		Whiting Petroleum Corp (a)	20,992	1,442
First Quantum Minerals Ltd	45,148	876				$50,189
Freeport-McMoRan Copper & Gold Inc	13,507	441
Glencore Xstrata PLC	146,195	805		Oil & Gas Services - 0.85%
Guyana Goldfields Inc (a)	117,225	306		Cameron International Corp (a)	31,981	2,049
Ivanhoe Mines Ltd (a)	103,713	169		Core Laboratories NV	5,735	1,079
Kinross Gold Corp	42,389	221		Dresser-Rand Group Inc (a)	9,832	534
Northern Dynasty Minerals Ltd (a)	29,655	30		Dril-Quip Inc (a)	19,811	2,131
Platinum Group Metals Ltd (a)	57,507	65		Flotek Industries Inc (a)	13,373	340
				FMC Technologies Inc (a)	11,919	599
Randgold Resources Ltd ADR	8,685	686
				Halliburton Co	44,668	2,546

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas Services (continued)				Real Estate (continued)
National Oilwell Varco Inc	21,708	$1,672		LEG Immobilien AG	32,195	$2,091
Schlumberger Ltd	26,946	2,506		Mitsubishi Estate Co Ltd	255,600	6,062
Superior Energy Services Inc	24,275	718		Mitsui Fudosan Co Ltd	179,000	5,351
Targa Resources Corp	48,400	4,683		Nomura Real Estate Holdings Inc	55,400	1,139
		$18,857		Shimao Property Holdings Ltd	706,000	1,424
				Sino Land Co Ltd	910,000	1,293
Packaging & Containers - 0.34%				Sponda OYJ	316,886	1,722
Ball Corp	23,625	1,313		ST Modwen Properties PLC	274,905	1,816
FP Corp	13,300	754		Sumitomo Realty & Development Co Ltd	33,000	1,333
Graphic Packaging Holding Co (a)	165,450	1,694
				Sun Hung Kai Properties Ltd	304,000	3,899
Huhtamaki OYJ	13,433	387		Unite Group PLC	338,142	2,539
Mayr Melnhof Karton AG	2,970	381				$42,905
Packaging Corp of America	20,649	1,505
Rengo Co Ltd	51,000	296		REITS - 7.17%
Rock-Tenn Co	8,196	915		AEON REIT Investment Corp	1,219	1,557
Sonoco Products Co	6,219	261		American Tower Corp	310,619	25,306
		$7,506		Apartment Investment & Management Co	70,793	2,116
				Astro Japan Property Group (c)	135,010	480
Pharmaceuticals - 0.03%				AvalonBay Communities Inc	16,581	2,138
Zoetis Inc	23,498	729		Boardwalk Real Estate Investment Trust	38,525	2,072
				Boston Properties Inc	33,154	3,728
Pipelines - 18.01%				BRE Properties Inc	33,253	2,054
Access Midstream Partners LP	230,555	13,015		Camden Property Trust	27,765	1,852
Buckeye Partners LP	282,110	20,659		Canadian Real Estate Investment Trust	41,575	1,638
Crosstex Energy LP	51,850	1,602		CatchMark Timber Trust Inc	62,802	832
DCP Midstream Partners LP (c)	218,800	10,677		CBL & Associates Properties Inc	2,267	40
Enbridge Inc	586,312	24,780		Corrections Corp of America	54,869	1,830
Energy Transfer Equity LP	509,616	22,245		CubeSmart	115,302	2,019
Energy Transfer Partners LP	111,210	6,175		DDR Corp	95,162	1,582
Enterprise Products Partners LP	427,920	28,718		Duke Realty Corp	106,637	1,791
Genesis Energy LP (c)	156,600	8,613		EPR Properties	30,710	1,636
Inter Pipeline Ltd	146,200	3,954		Equity One Inc	35,964	834
Kinder Morgan Energy Partners LP	93,219	6,923		Equity Residential	28,227	1,650
Magellan Midstream Partners LP (c)	436,329	29,526		Essex Property Trust Inc	16,951	2,835
MarkWest Energy Partners LP	217,865	13,911		Extra Space Storage Inc	43,768	2,149
MPLX LP (c)	140,357	6,851		Federal Realty Investment Trust	16,236	1,807
Oiltanking Partners LP (c)	79,696	5,516		Federation Centres Ltd	757,045	1,617
ONEOK Inc	181,540	10,736		First Industrial Realty Trust Inc	85,878	1,652
Pembina Pipeline Corp	227,040	8,187		General Growth Properties Inc	174,843	3,850
Phillips 66 Partners LP	51,479	2,359		Goodman Group	464,137	1,994
Plains All American Pipeline LP	505,352	27,375		Great Portland Estates PLC	170,546	1,841
Plains GP Holdings LP	81,520	2,283		HCP Inc	23,622	916
Regency Energy Partners LP	280,820	7,371		Health Care REIT Inc	40,771	2,395
SemGroup Corp	126,000	8,482		Host Hotels & Resorts Inc	118,918	2,339
Spectra Energy Corp	958,095	35,718		Hulic Reit Inc	617	838
Sunoco Logistics Partners LP (c)	278,010	23,003		Japan Hotel REIT Investment Corp	1,869	918
Targa Resources Partners LP	114,020	6,122		Japan Logistics Fund Inc	698	1,565
Tesoro Logistics LP	167,740	10,098		Kenedix Office Investment Corp	274	1,363
TransCanada Corp	419,200	18,452		Kenedix Residential Investment Corp	345	760
Veresen Inc	269,400	4,073		Kilroy Realty Corp	38,900	2,238
Western Gas Partners LP (c)	178,106	11,272		Klepierre	31,394	1,430
Williams Cos Inc/The	553,655	22,866		Land Securities Group PLC	171,710	3,123
		$401,562		LaSalle Hotel Properties	45,300	1,420
				Medical Properties Trust Inc	14,700	194
Publicly Traded Investment Fund - 0.01%				Mirvac Group	1,116,983	1,763
Phaunos Timber Fund Ltd (a)	433,011	221		Nomura Real Estate Master Fund Inc	2,114	2,204
				Northern Property Real Estate Investment	7,400	196
Real Estate - 1.92%				Trust
Agile Property Holdings Ltd	822,000	704		Orix JREIT Inc	1,169	1,482
Atrium European Real Estate Ltd (c)	134,678	817		Pebblebrook Hotel Trust	75,857	2,521
CapitaLand Ltd	698,000	1,571		Pennsylvania Real Estate Investment Trust	14,045	263
Citycon OYJ	254,701	1,002		Plum Creek Timber Co Inc	68,880	2,982
Country Garden Holdings Co Ltd	1,229,000	638		Potlatch Corp	78,733	3,121
Fabege AB	152,342	2,116		Prologis Inc	120,903	4,980
Forestar Group Inc (a)	37,074	699		Public Storage	14,235	2,406
Henderson Land Development Co Ltd	61,850	348		Rayonier Inc	89,054	4,194
Hongkong Land Holdings Ltd	386,300	2,426		Saul Centers Inc	20,871	970
Hufvudstaden AB	78,886	1,184		Simon Property Group Inc	67,027	10,811
Jones Lang LaSalle Inc	9,034	1,113		SL Green Realty Corp	38,766	3,851
Kerry Properties Ltd	261,000	862		Spring Real Estate Investment Trust (a)	1,659,000	628
KWG Property Holding Ltd	1,490,000	756		Strategic Hotels & Resorts Inc (a)	61,679	616

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
REITS (continued)				BONDS (continued)	Amount (000's)		Value(000	's)
Sunstone Hotel Investors Inc	66,965	$905		Finance - Mortgage Loan/Banker (continued)
Taubman Centers Inc	18,375	1,295		Federal Home Loan Banks
Unibail-Rodamco SE	8,439	2,221		0.12%, 10/15/2014		$3,000	$3,000
Ventas Inc	67,065	4,187		0.19%, 12/16/2015		5,000	5,001
Vornado Realty Trust	33,219	3,199		0.20%, 08/19/2015(e)		9,500	9,507
Weingarten Realty Investors	45,171	1,378		0.21%, 10/01/2015(e)		8,000	8,006
Wereldhave NV	20,127	1,727		0.22%, 08/14/2015(e)		6,000	6,006
Westfield Group	57,930	532		0.22%, 08/19/2015(e)		3,700	3,704
Westfield Retail Trust	873,919	2,429		0.22%, 10/07/2015(e)		7,500	7,507
Weyerhaeuser Co	161,846	4,776		0.22%, 10/07/2015(e)		5,000	5,005
Workspace Group PLC	185,150	1,838		0.23%, 10/15/2014		5,000	5,003
		$159,874		0.88%, 12/12/2014		4,000	4,023
				Freddie Mac
Retail - 0.03%				0.13%, 10/16/2015(e)		4,000	4,002
Tractor Supply Co	9,148	646		0.31%, 01/02/2015		5,500	5,507
				0.31%, 02/23/2015		4,800	4,806
Storage & Warehousing - 0.06%				0.32%, 12/03/2014		5,000	5,006
Safestore Holdings PLC	342,813	1,363		0.33%, 12/29/2014		4,000	4,006
				0.40%, 04/30/2015		2,300	2,301
				0.55%, 09/18/2015		3,000	3,000
Telecommunications - 0.88%				0.63%, 12/29/2014		3,500	3,513
Eutelsat Communications SA	206,500	6,729					$115,069
SBA Communications Corp (a)	134,500	12,800
		$19,529		Media- 0.02%
Textiles - 0.05%				Clear Channel Communications Inc
Mohawk Industries Inc (a)	7,266	1,028		9.00%, 12/15/2019		523	549

				Sovereign - 1.31%
Transportation - 1.65%				Bundesrepublik Deutschland Bundesobligation
ALL - America Latina Logistica SA	263,900	760		Inflation Linked Bond
Canadian National Railway Co	144,900	8,187		0.75%, 04/15/2018	EUR	1,355	1,955
CHC Group Ltd (a)	25,952	247
				Deutsche Bundesrepublik Inflation Linked
Guangshen Railway Co Ltd	4,025,400	1,831		Bond
Kansas City Southern	120,200	11,289		1.50%, 04/15/2016		11,311	16,225
Royal Mail PLC (a)	423,000	4,252
				Italy Buoni Poliennali Del Tesoro
Teekay Corp	102,600	6,130		2.10%, 09/15/2016		4,540	6,510
Union Pacific Corp	22,100	3,986		Japanese Government CPI Linked Bond
		$36,682		0.10%, 09/10/2023	JPY	323,932	3,414
Water- 0.62%				New Zealand Government Bond
Cia de Saneamento Basico do Estado de Sao	435,000	4,033		3.03%, 09/20/2030(e)	NZD	1,346	1,152
Paulo ADR							$29,256
Pennon Group PLC	364,900	4,538		TOTAL BONDS			$199,604
United Utilities Group PLC	404,200	5,275		COMMODITY INDEXED STRUCTURED	Principal
		$13,846		NOTES- 5.94%	Amount (000's)		Value(000	's)
TOTAL COMMON STOCKS		$1,055,345		Banks- 4.96%
	Principal			BNP Paribas SA; Dow Jones - UBS
BONDS- 8.95%	Amount (000's)	Value(000	's)	Commodity Index Linked Note
Federal & Federally Sponsored Credit - 2.46%				0.08%, 08/04/2014(e)		$9,500	11,045
Federal Farm Credit Banks				0.25%, 04/25/2014(e)		5,000	4,526
0.13%, 09/22/2015	$5,000	$4,998		CIBC; Dow Jones - UBS Commodity Index
0.14%, 02/06/2015(e)	5,000	5,001		Linked Note
0.16%, 08/25/2015(e)	5,000	5,001		0.04%, 06/23/2014(e)		4,100	4,217
0.17%, 08/08/2014	5,500	5,502		0.06%, 01/27/2015(e)		8,400	9,649
0.20%, 12/02/2015(e)	6,000	6,002		0.08%, 07/30/2014(e)		3,900	4,502
0.21%, 10/22/2015(e)	5,500	5,504		Deutsche Bank AG/London; Dow Jones - UBS
0.23%, 03/16/2015(e)	4,000	4,004		Commodity Index Linked Note
0.25%, 10/16/2014	3,500	3,502		0.00%, 07/28/2014(a),(e)		4,000	4,226
0.33%, 11/13/2015	5,000	5,001		0.02%, 03/02/2015(d),(e)		11,500	13,389
0.35%, 05/01/2015(e)	7,000	7,017		JP Morgan Chase Bank NA; Dow Jones - UBS
Federal Farm Credit Discount Notes				Commodity Index Linked Note
0.14%, 11/17/2014(f)	3,200	3,198		0.14%, 06/05/2014(d),(e)		3,300	3,506
		$54,730		0.14%, 12/11/2014(d),(e)		10,100	12,841
				0.15%, 03/27/2014(d),(e)		3,700	3,383
Finance - Mortgage Loan/Banker - 5.16%				Royal Bank of Canada; Dow Jones - UBS
Fannie Mae				Commodity Index Linked Note
0.12%, 02/27/2015(e)	5,000	5,001		0.03%, 03/23/2015(d),(e)		5,500	6,282
0.13%, 08/05/2015(e)	3,900	3,900		Societe Generale SA; Dow Jones - UBS
0.16%, 01/20/2015(e)	5,000	5,003		Commodity Index Linked Note
0.36%, 06/23/2014(e)	5,225	5,229		0.15%, 10/27/2014(d),(e)		2,500	2,789
0.75%, 12/19/2014	7,000	7,033		0.16%, 08/06/2014(e)		10,100	11,742

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

COMMODITY INDEXED STRUCTURED	Principal			SENIOR FLOATING RATE INTERESTS	Principal
NOTES (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)

Banks (continued)				Coal- 0.08%
Societe Generale SA; Dow Jones - UBS				Peabody Energy Corp, Term Loan B
Commodity Index Linked Note (continued)				4.25%, 09/20/2020(e)	$1,746	$1,749
0.16%, 08/22/2014(d),(e)	$2,300	$2,592

UBS; Dow Jones - UBS Commodity Index				Commercial Services - 1.06%
Linked Note
0.00%, 03/24/2014(a),(e)	4,300	3,556		Brand Energy & Infrastructure Services Inc,
0.00%, 08/06/2014(a),(e)	1,700	2,021		Term Loan B
				4.75%, 11/20/2020(e)	997	1,000
0.03%, 09/15/2014(e)	5,700	6,832
0.06%, 05/19/2014(e)	3,400	3,413		Ceridian Corp, Term Loan B
				4.40%, 05/09/2017(e)	2,191	2,197
		$110,511		CHG Buyer Corp, Term Loan
Sovereign - 0.98%				9.00%, 11/13/2020(e)	468	474
Svensk Exportkredit AB; Dow Jones - UBS				Harland Clarke Holdings Corp, Term Loan
Commodity Index Linked Note				B3
0.25%, 02/02/2015(e)	18,900	21,933		7.00%, 04/26/2018(e)	3,581	3,617
				Harland Clarke Holdings Corp, Term Loan
TOTAL COMMODITY INDEXED STRUCTURED NOTES		$132,444		B4
SENIOR FLOATING RATE INTERESTS -	Principal			6.00%, 08/30/2019(e)	1,000	1,002
18.68%	Amount (000's)	Value(000	's)	Interactive Data Corp, Term Loan B
				3.75%, 02/11/2018(e)	480	481
Aerospace & Defense - 0.08%				iQor US Inc, Term Loan
Accudyne Industries Borrower SCA, Term				0.00%, 02/19/2021(e),(g)	3,000	2,940
Loan				Laureate Education Inc, Term Loan B
4.00%, 12/05/2019(e)	$438	$438		5.00%, 06/16/2018(e)	2,203	2,166
Hawker Beechcraft Inc, Term Loan B-EXIT				Pacific Industrial Services BidCo Pty Ltd,
5.75%, 02/15/2020(e)	214	214		Term Loan B
Sequa Corp, Term Loan B				5.00%, 09/24/2018(e)	2,494	2,525
5.25%, 05/29/2017(e)	1,221	1,202		Pharmaceutical Product Development Inc,
		$1,854		Term Loan
				4.00%, 12/05/2018(e)	2,963	2,975
Airlines - 0.37%
American Airlines Inc, Term Loan B				Sedgwick Claims Management Services Inc,
3.75%, 06/21/2019(e)	2,985	2,992		Term Loan
				8.00%, 12/10/2018(e)	250	254
Delta Air Lines Inc, Term Loan B
3.50%, 04/20/2017(e)	855	858		Sedgwick Claims Management Services Inc,
Delta Air Lines Inc, Term Loan B1				Term Loan B
3.50%, 10/18/2018(e)	2,475	2,480		4.25%, 06/08/2018(e)	1,913	1,907
US Airways Inc, Term Loan B1				Truven Health Analytics Inc, Term Loan B
3.50%, 05/23/2019(e)	2,000	2,000		4.50%, 05/25/2019(e)	2,057	2,061
		$8,330				$23,599

Automobile Manufacturers - 0.18%				Computers - 0.12%
Chrysler Group LLC, Term Loan B				SunGard Data Systems Inc, Term Loan D
3.25%, 12/05/2018(e)	4,000	3,979		4.50%, 01/20/2020(e)	1,584	1,586
				SunGard Data Systems Inc, Term Loan E
				4.00%, 03/07/2020(e)	993	997
Automobile Parts & Equipment - 0.34%						$2,583
Federal-Mogul Corp, Term Loan B-EXIT
2.10%, 12/29/2014(e)	3,390	3,363		Consumer Products - 0.40%
Federal-Mogul Corp, Term Loan C-EXIT				Dell International LLC, Term Loan B
2.10%, 12/27/2015(e)	1,995	1,979		4.50%, 03/24/2020(e)	6,983	6,961
Schaeffler AG, Term Loan C				Jarden Corp, Term Loan B1
4.25%, 01/20/2017(e)	2,205	2,219		2.91%, 09/30/2020(e)	1,746	1,747
		$7,561		Spectrum Brands Holdings Inc, Term Loan C
				3.50%, 09/04/2019(e)	107	107
Building Materials - 0.04%						$8,815
Quikrete Cos Inc/The, Term Loan B
4.00%, 09/18/2020(e)	998	1,000		Distribution & Wholesale - 0.17%
				HD Supply Inc, Term Loan B
				4.00%, 06/28/2018(e)	3,719	3,730
Chemicals - 0.34%
Axalta Coating Systems US Holdings Inc,
Term Loan				Diversified Financial Services - 0.60%
4.00%, 02/01/2020(e)	3,464	3,476		Clipper Acquisitions Corp, Term Loan B1
Ineos US Finance LLC, Term Loan B				3.00%, 02/06/2020(e)	1,980	1,975
3.75%, 04/27/2018(e)	1,535	1,530		Home Loan Servicing Solutions Ltd, Term
Univar Inc, Term Loan B				Loan B
5.00%, 06/30/2017(e)	1,764	1,752		4.50%, 06/19/2020(e)	995	998
WR Grace & Co, Term Loan B-EXIT				International Lease Finance Corp, Term Loan
3.00%, 01/22/2021(e)	737	736		0.00%, 02/26/2021(e),(g)	1,500	1,504
		$7,494		LPL Holdings Inc, Term Loan B
				3.25%, 03/29/2019(e)	1,769	1,766

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Diversified Financial Services (continued)			Healthcare - Services (continued)
Ocwen Loan Servicing LLC, Term Loan			CHS/Community Health Systems Inc, Term
5.00%, 02/15/2018(e)	$1,985	$1,999	Loan D
Walter Investment Management Corp, Term			4.25%, 01/27/2021(e)	$4,587	$4,625
Loan			CHS/Community Health Systems Inc, Term
4.75%, 12/11/2020(e)	5,238	5,212	Loan E
		$13,454	3.49%, 01/25/2017(e)	33	33
			DaVita HealthCare Partners Inc, Term Loan
Electric - 0.16%			A3
Calpine Corp, Delay-Draw Term Loan DD			2.66%, 08/24/2017(e)	3,800	3,806
4.00%, 10/30/2020(e)	1,500	1,511
EFS Cogen Holdings I LLC, Term Loan B			DaVita HealthCare Partners Inc, Term Loan
3.75%, 12/17/2020 (e)	2,000	2,009	B2
			4.00%, 08/21/2019(e)	1,485	1,490
		$3,520	Drumm Investors LLC, Term Loan
Entertainment - 0.25%			5.00%, 05/04/2018(e)	3,893	3,845
AMC Entertainment Inc, Term Loan B			Genesis Healthcare DE LLC, Term Loan B
3.50%, 04/23/2020(e)	1,489	1,489	10.00%, 10/02/2017(e)	571	587
CCM Merger Inc, Term Loan			Heartland Dental Care LLC, Term Loan
5.00%, 03/01/2017(e)	1,572	1,579	5.50%, 12/21/2018(e)	2,482	2,500
Pinnacle Entertainment Inc, Term Loan B1			IASIS Healthcare LLC / IASIS Capital Corp,
3.75%, 08/05/2016(e)	187	188	Term Loan B2
Pinnacle Entertainment Inc, Term Loan B2			4.50%, 05/03/2018(e)	2,224	2,230
3.75%, 08/05/2020(e)	995	996	LHP Operations Co LLC, Term Loan
WMG Acquisition Corp, Term Loan B			9.00%, 06/29/2018(e)	322	313
3.75%, 07/07/2020(e)	1,324	1,322	LifePoint Hospitals Inc, Term Loan B
		$5,574	2.66%, 07/31/2017(e)	599	600
			Select Medical Corp, Term Loan B
Environmental Control - 0.03%			4.00%, 06/15/2018(e)	927	930
ADS Waste Holdings Inc, Term Loan B2			Sheridan Holdings Inc, Delay-Draw Term
3.75%, 10/09/2019(e)	743	742	Loan DD
			4.50%, 06/29/2018(e)	226	226
Food- 1.17%			Sheridan Holdings Inc, Term Loan
			4.50%, 06/29/2018(e)	3,001	3,013
Albertsons 4.25%, LLC, 03/21/2016 Term (e) Loan B	1,806	1,817	8.25%, 12/13/2021(e)	2,040	2,086
Albertsons LLC, Term Loan B2			Skilled Healthcare Group Inc, Term Loan B
4.75%, 05/21/2019(e)	2,679	2,698	6.75%, 04/09/2016(e)	459	457
HJ Heinz Co, Term Loan B2			United Surgical Partners International Inc,
3.50%, 03/27/2020(e)	9,701	9,770	Term Loan B
			4.75%, 04/03/2019(e)	5,186	5,216
Pinnacle Foods Finance LLC, Term Loan G
3.25%, 04/29/2020(e)	993	988			$32,553
Pinnacle Foods Finance LLC, Term Loan H			Holding Companies - Diversified - 0.23%
3.25%, 04/29/2020(e)	499	497	Emerald Expositions Holding Inc, Term Loan
SUPERVALU Inc, Term Loan			B
4.50%, 03/21/2019(e)	2,460	2,468	5.50%, 06/12/2020(e)	3,210	3,223
US Foods Inc, Term Loan B			Opal Acquisition Inc, Term Loan B
4.50%, 05/31/2019(e)	6,513	6,546	5.00%, 11/20/2020(e)	2,000	2,006
Wilton Brands LLC, Term Loan B					$5,229
7.50%, 08/22/2018(e)	1,406	1,332
		$26,116	Insurance - 0.18%
			HUB International Ltd, Term Loan B
Forest Products & Paper - 0.12%			4.75%, 09/17/2020(e)	998	1,006
Xerium Technologies Inc, Term Loan B			USI Inc/NY, Term Loan B
5.75%, 05/02/2019(e)	2,567	2,580	4.25%, 12/27/2019(e)	2,970	2,981
					$3,987

Healthcare - Products - 0.38%			Internet - 0.33%
Carestream Health Inc, Term Loan			EIG Investors Corp, Term Loan B
9.50%, 12/15/2019(e)	750	765	5.00%, 11/09/2019(e)	4,574	4,602
Carestream Health Inc, Term Loan B			Internet Brands Inc, Term Loan B
5.00%, 06/05/2019(e)	3,900	3,944	6.25%, 03/13/2019(e)	1,192	1,195
Kinetic Concepts Inc, Term Loan E1			VFH Parent LLC, Term Loan B
4.00%, 05/04/2018(e)	2,873	2,881	5.75%, 11/05/2019(e)	1,246	1,258
Kinetic Concepts Inc, Term Loan E2			Zayo Group LLC, Term Loan B
3.50%, 11/04/2016(e)	980	983	4.00%, 06/15/2019(e)	303	304
		$8,573			$7,359

Healthcare - Services - 1.46%			Investment Companies - 0.09%
Ardent Medical Services Inc, Term Loan B			RPI Finance Trust, Term Loan B3
6.75%, 05/19/2018(e)	594	596	3.25%, 11/09/2018(e)	1,980	1,993

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Leisure Products & Services - 0.29%			Media (continued)
Bombardier Recreational Products Inc, Term			Virgin Media Investment Holdings Ltd, Term
Loan B			Loan B
4.00%, 01/23/2019(e)	$4,280	$4,293	3.50%, 02/15/2020(e)	$1,500	$1,498
Equinox Holdings Inc, Term Loan B			WideOpenWest Finance LLC, Term Loan B
4.50%, 01/31/2020(e)	1,241	1,252	4.75%, 03/26/2019(e)	3,759	3,777
Sabre GLBL Inc, Term Loan B2			Ziggo NV, Delayed-Draw Term Loan B3
4.50%, 02/19/2019(e)	998	998	0.00%, 01/15/2022(e),(g)	1,960	1,951
		$6,543	Ziggo NV, Term Loan B1
			0.00%, 01/15/2022(e),(g)	1,849	1,841
Leisure Time - 0.06%			Ziggo NV, Term Loan B2
Sabre GLBL Inc, Term Loan C			0.00%, 01/15/2022(e),(g)	1,191	1,186
4.00%, 02/15/2018(e)	1,318	1,319
					$65,577

Lodging - 0.95%			Miscellaneous Manufacturing - 0.25%
			FGI Operating Co LLC, Term Loan B
Boyd Gaming Corp, Term Loan B			5.50%, 04/13/2019(e)	985	1,001
4.00%, 08/07/2020(e)	1,995	1,997
			Polymer Group Inc, Term Loan B
Caesars Entertainment Operating Co Inc, Term			5.25%, 12/13/2019(e)	2,250	2,258
Loan B6
5.49%, 01/28/2015(e)	2,553	2,439	Rexnord LLC, Term Loan B
			4.00%, 05/14/2020(e)	2,251	2,256
CityCenter Holdings LLC, Term Loan B
5.00%, 10/09/2020(e)	2,500	2,523			$5,515
Hilton Worldwide Finance LLC, Term Loan			Oil & Gas - 0.90%
B			Drillships Financing Holding Inc, Term Loan
3.75%, 09/23/2020(e)	10,305	10,336	B1
Intrawest Operations Group LLC, Term Loan			6.00%, 02/02/2021(e)	4,975	5,064
B			Fieldwood Energy LLC, Term Loan
5.50%, 11/26/2020(e)	1,000	1,009	8.38%, 09/20/2020(e)	2,387	2,469
MGM Resorts International, Term Loan B			Offshore Group Investment Ltd, Term Loan
3.50%, 12/13/2019(e)	2,972	2,966	B
		$21,270	5.75%, 03/22/2019(e)	1,489	1,507
			Pacific Drilling SA, Term Loan B
Machinery - Construction & Mining - 0.07%			4.50%, 05/18/2018(e)	1,493	1,501
TNT Crane & Rigging Inc, Term Loan
5.50%, 11/26/2020(e)	1,500	1,504	Rice Drilling B LLC, Term Loan
			8.50%, 10/11/2018(e)	1,489	1,515
			Samson Investment Co, Term Loan
Machinery - Diversified - 0.11%			5.00%, 09/25/2018(e)	625	630
Gardner Denver Inc, Term Loan			Seadrill Operating LP, Term Loan B
4.25%, 07/23/2020(e)	2,495	2,484	0.00%, 02/12/2021(e),(g)	4,000	4,011
			Tesoro Corp, Term Loan B
			2.41%, 01/30/2016(e)	2,385	2,391
Media- 2.94%			Western Refining Inc, Term Loan B
Clear Channel Communications Inc, Term			4.25%, 11/25/2020(e)	1,000	1,006
Loan B
3.81%, 01/29/2016(e)	1,925	1,889			$20,094
Clear Channel Communications Inc, Term			Oil & Gas Services - 0.06%
Loan D-EXT			FTS International Inc, Term Loan B
6.91%, 01/22/2019(e)	10,955	10,749	8.50%, 05/06/2016(e)	426	432
Clear Channel Communications Inc, Term			Saxon Enterprises LLC, Term Loan B
Loan E			5.50%, 08/17/2014(e)	988	993
7.66%, 07/30/2019(e)	2,736	2,728			$1,425
Cumulus Media Holdings Inc, Term Loan B
4.25%, 12/18/2020(e)	11,100	11,163	Packaging & Containers - 0.08%
MCC Georgia LLC, Term Loan G			Berry Plastics Group Inc, Term Loan E
4.00%, 08/15/2020(e)	988	988	3.75%, 12/18/2020(e)	1,833	1,828
McGraw-Hill Global Education Holdings
LLC, Term Loan			Pharmaceuticals - 1.13%
9.00%, 03/18/2019(e)	2,678	2,715	BioScrip Inc, Delay-Draw Term Loan B-DD
Media General Inc, Delay-Draw Term Loan B-			7.25%, 07/22/2020(e)	365	367
DD			BioScrip Inc, Term Loan B
4.25%, 07/30/2020(e)	1,500	1,512	7.25%, 06/05/2020(e)	609	612
MTL Publishing LLC, Term Loan B			Generic Drug Holdings Inc, Term Loan B
4.25%, 03/05/2018(e)	3,381	3,384	5.00%, 10/04/2019(e)	1,194	1,203
Springer Science & Business Media Inc, Term			Par Pharmaceutical Cos Inc, Term Loan B
Loan			4.00%, 09/30/2019(e)	1,646	1,647
5.00%, 07/24/2020(e)	1,489	1,496	Patheon Inc, Term Loan
TL Acquisitions Inc, Term Loan			0.00%, 01/22/2021(e),(g)	1,000	997
0.00%, 07/03/2014(a),(e)	784	739	PRA Holdings Inc, Term Loan
Tribune Co, Term Loan B			5.00%, 09/18/2020(e)	3,990	3,991
4.00%, 11/20/2020(e)	17,978	17,961	Quintiles Transnational Corp, Term Loan B3
			3.75%, 06/08/2018(e)	2,494	2,497

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Pharmaceuticals (continued)			Semiconductors (continued)
Salix Pharmaceuticals Ltd, Term Loan B			Freescale Semiconductor Inc, Term Loan B5
4.25%, 12/17/2019(e)	$3,000	$3,026	5.00%, 01/15/2021(e)	$1,247	$1,261
Valeant Pharmaceuticals International Inc,			NXP BV, Term Loan D
Term Loan BE			3.25%, 01/10/2020(e)	2,950	2,947
3.75%, 06/26/2020(e)	6,429	6,463			$7,693
Valeant Pharmaceuticals International Inc,
Term Loan D2			Software - 0.88%
3.75%, 02/13/2019(e)	4,335	4,347	Activision Blizzard Inc, Term Loan B
			3.25%, 07/26/2020(e)	1,695	1,697
		$25,150	Blackboard Inc, Term Loan B3
Pipelines - 0.08%			4.75%, 10/04/2018(e)	1,454	1,465
Ruby Western Pipeline Holdings LLC, Term			BMC Software Finance Inc, Term Loan B
Loan B			5.00%, 08/07/2020(e)	1,000	1,002
3.50%, 03/22/2020(e)	1,835	1,832	Ellucian Inc, Term Loan B
			4.50%, 07/19/2018(e)	2,387	2,402
			Emdeon Inc, Term Loan B2
Private Equity - 0.01%			3.75%, 11/02/2018(e)	2,966	2,970
American Capital Ltd, Term Loan B
5.18%, 08/15/2017(e)	331	330	Epicor Software Corp, Term Loan B2
			4.00%, 05/16/2018(e)	967	972
			Genesys Telecommunications Laboratories
Publicly Traded Investment Fund - 0.16%			Inc, Term Loan
Nine Entertainment Group Pty Ltd, Term Loan			4.50%, 11/04/2020(e)	2,000	2,004
B			Infor US Inc, Term Loan B5
3.25%, 01/31/2020(e)	3,469	3,454	3.75%, 06/03/2020(e)	3,069	3,063
			Magic Newco LLC, Term Loan B
			5.00%, 12/02/2018(e)	1,990	2,010
Real Estate - 0.22%			RP Crown Parent LLC, Term Loan B
Capital Automotive LP, Term Loan			6.00%, 12/21/2018(e)	1,963	1,965
6.00%, 04/18/2020(e)	1,500	1,549
Capital Automotive LP, Term Loan B					$19,550
4.00%, 04/05/2019(e)	1,094	1,097	Telecommunications - 0.83%
Realogy Group LLC, Term Loan B			Cincinnati Bell Inc, Term Loan B
4.50%, 10/10/2016(e)	2,233	2,238	4.00%, 08/20/2020(e)	998	996
		$4,884	Cricket Communications Inc, Delay-Draw
			Term Loan C-DD
REITS- 0.16%			4.75%, 03/01/2020(e)	498	498
iStar Financial Inc, Term Loan
4.50%, 10/11/2017(e)	2,301	2,305	Cricket Communications Inc, Term Loan B
			4.75%, 10/03/2019(e)	470	470
Starwood Property Trust Inc, Term Loan B
3.50%, 04/17/2020(e)	1,247	1,243	FairPoint Communications Inc, Term Loan B
			7.50%, 02/14/2019(e)	3,972	4,075
		$3,548	Intelsat Jackson Holdings SA, Term Loan B2
Retail - 0.83%			3.75%, 06/30/2019(e)	2,135	2,149
BJ's Wholesale Club Inc, Term Loan			IPC Systems Inc, Term Loan B
8.50%, 03/21/2020(e)	250	256	5.41%, 06/01/2015(e)	1,000	915
BJ's Wholesale Club Inc, Term Loan B			IPC Systems Inc, Term Loan C
4.50%, 09/26/2019(e)	3,341	3,360	7.75%, 07/31/2017(e)	991	996
Hudson's Bay Co, Term Loan B			SBA Senior Finance II LLC, Term Loan
4.75%, 10/07/2020(e)	1,850	1,876	0.00%, 03/24/2021(e),(g)	750	748
Jo-Ann Stores Inc, Term Loan			SBA Senior Finance II LLC, Term Loan B
4.00%, 03/19/2018(e)	1,700	1,699	0.00%, 03/24/2021(e),(g)	750	748
Landry's Inc, Term Loan B			Syniverse Holdings Inc, Term Loan B
4.00%, 04/19/2018(e)	2,873	2,888	4.00%, 04/23/2019(e)	1,939	1,946
Michaels Stores Inc, Term Loan B			UPC Financing Partnership, Term Loan AF
3.75%, 01/24/2020(e)	1,059	1,061	4.00%, 01/31/2021(e)	2,925	2,932
Payless Inc, Term Loan B			Windstream Corp, Term Loan B4
7.25%, 09/19/2019(e)	1,358	1,358	3.50%, 01/10/2020(e)	1,980	1,976
Pilot Travel Centers LLC, Term Loan B					$18,449
4.25%, 08/06/2019(e)	988	994
PVH Corp, Term Loan B			Transportation - 0.14%
3.25%, 12/19/2019(e)	683	683	HGIM Corp, Term Loan B
			5.50%, 06/12/2020(e)	2,993	3,025
Rite Aid Corp, Term Loan 1
5.75%, 07/07/2020(e)	2,000	2,042
Rite Aid Corp, Term Loan 2			TOTAL SENIOR FLOATING RATE INTERESTS		$416,320
4.87%, 06/11/2021(e)	1,500	1,524	U.S. GOVERNMENT & GOVERNMENT	Principal
Serta Simmons Holdings LLC, Term Loan B			AGENCY OBLIGATIONS - 16.12%	Amount (000's)	Value (000's)
4.25%, 09/19/2019(e)	727	731	Federal Home Loan Bank - 0.27%
		$18,472	0.15%, 01/23/2015(f)	$6,000	$5,992
Semiconductors - 0.35%
Freescale Semiconductor Inc, Term Loan B4
5.00%, 02/13/2020(e)	3,474	3,485
See accompanying notes.			77

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) -
0.40%				Banks (continued)
0.12%, 04/24/2014(f)	$4,000	$4,000		Investment in Joint Trading Account; Credit	$15,822	$15,822
0.12%, 06/18/2014(f)	5,000	4,998		Suisse Repurchase Agreement; 0.04%
				dated 02/28/2014 maturing 03/03/2014
		$8,998		(collateralized by US Government
Federal National Mortgage Association (FNMA) - 0.54%				Securities; $16,138,754; 0.00%; dated
0.10%, 06/02/2014(f)	4,000	3,999		11/15/21 - 05/15/40)
0.12%, 05/01/2014(f)	5,000	5,000		Investment in Joint Trading Account; Deutsche	19,778	19,778
0.12%, 09/15/2014(f)	3,000	2,999		Bank Repurchase Agreement; 0.05% dated
		$11,998		02/28/2014 maturing 03/03/2014
				(collateralized by US Government
U.S. Treasury - 1.76%				Securities; $20,173,443; 0.00% - 7.13%;
0.13%, 04/30/2015	4,000	3,999		dated 03/06/14 - 05/04/37)
0.25%, 01/31/2015	3,000	3,003		Investment in Joint Trading Account; Merrill	10,229	10,229
0.25%, 07/15/2015	8,000	8,007		Lynch Repurchase Agreement; 0.04%
0.25%, 10/31/2015	4,000	4,000		dated 02/28/2014 maturing 03/03/2014
0.38%, 06/15/2015	3,000	3,008		(collateralized by US Government
0.38%, 06/30/2015	3,000	3,008		Securities; $10,433,156; 0.00% - 4.15%;
0.38%, 08/31/2015	6,000	6,015		dated 03/21/14 - 05/27/33)
1.25%, 09/30/2015	3,000	3,049				$58,487
2.13%, 12/31/2015	5,000	5,167		TOTAL REPURCHASE AGREEMENTS		$58,487
		$39,256		TOTAL PURCHASED OPTIONS - 0.01%		$140
U.S. Treasury Inflation-Indexed Obligations - 13.15%				TOTAL PURCHASED INTEREST RATE FLOOR - 0.00%		$4
0.13%, 04/15/2016	20,951	21,663		TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.13%, 04/15/2017	9,459	9,819		0.02%		$506
0.13%, 04/15/2018	35,800	37,075		Total Investments		$2,222,189
0.13%, 01/15/2022	13,294	13,178		Other Assets in Excess of Liabilities, Net - 0.32%		$7,073
0.13%, 07/15/2022	6,526	6,464		TOTAL NET ASSETS - 100.00%		$2,229,262
0.13%, 01/15/2023	16,268	15,900
0.38%, 07/15/2023	29,036	29,029
0.63%, 07/15/2021	822	858		(a) Non-Income Producing Security
0.63%, 01/15/2024	14,187	14,381		(b)	Fair value of these investments is determined in good faith by the
0.63%, 02/15/2043	9,462	7,869		Manager under procedures established and periodically reviewed by the
0.75%, 02/15/2042	8,878	7,685		Board of Directors. At the end of the period, the fair value of these
1.13%, 01/15/2021	12,161	13,093		securities totaled $650 or 0.03% of net assets.
1.25%, 07/15/2020	5,706	6,240		(c) Security is Illiquid
1.38%, 07/15/2018	2,145	2,359		(d)	Security exempt from registration under Rule 144A of the Securities Act of
1.38%, 01/15/2020	5,660	6,203		1933. These securities may be resold in transactions exempt from
1.38%, 02/15/2044	5,664	5,748		registration, normally to qualified institutional buyers. Unless otherwise
1.75%, 01/15/2028	9,127	10,196		indicated, these securities are not considered illiquid. At the end of the
1.88%, 07/15/2019	3,946	4,455		period, the value of these securities totaled $44,979 or 2.02% of net
2.00%, 01/15/2026	2,859	3,287		assets.
2.13%, 01/15/2019	1,498	1,697		(e)	Variable Rate. Rate shown is in effect at February 28, 2014.
2.13%, 02/15/2040	4,546	5,418		(f)	Rate shown is the discount rate of the original purchase.
2.13%, 02/15/2041	4,206	5,028		(g)	This Senior Floating Rate Note will settle after February 28, 2014, at
2.38%, 01/15/2025	15,206	18,100		which time the interest rate will be determined.
2.38%, 01/15/2027	4,819	5,770
2.50%, 07/15/2016	7,891	8,691
2.50%, 01/15/2029	8,646	10,586		Portfolio Summary (unaudited)
3.38%, 04/15/2032	713	994		Sector		Percent
3.63%, 04/15/2028	7,053	9,672		Government		24 .96%
3.88%, 04/15/2029	8,173	11,637		Energy		22 .29%
		$293,095		Financial		18 .30%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Consumer, Non-cyclical		8 .28%
OBLIGATIONS		$359,339		Utilities		5 .21%
	Maturity			Industrial		5 .02%
REPURCHASE AGREEMENTS - 2.62%	Amount (000's)	Value(000	's)	Communications		5.00%
Banks- 2.62%				Consumer, Cyclical		3 .94%
Investment in Joint Trading Account; Barclays $	12,658	$12,658		Basic Materials		3 .89%
Bank PLC Repurchase Agreement; 0.03%				Technology		1.35%
dated 02/28/2014 maturing 03/03/2014				Mortgage Securities		1.07%
(collateralized by US Government				Diversified		0 .34%
Securities; $12,911,005; 0.63% - 2.00%;				Purchased Interest Rate Swaptions		0 .02%
dated 11/15/16 - 11/30/20)				Purchased Options		0.01%
				Purchased Interest Rate Floor		0 .00%
				Other Assets in Excess of Liabilities, Net		0.32%
				TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund February 28, 2014 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale Contracts	Counterparty		Delivery Date		Contracts to Deliver			In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
Canadian Dollar	Barclays Bank PLC			04/22/2014		472,000			$430	$426	$4
Euro	Citigroup Inc			03/25/2014		18,062,000			24,773	24,929	(156)
Japanese Yen	UBS AG			03/25/2014		344,462,000			3,367	3,385	(18)
New Zealand Dollar	UBS AG			04/22/2014		1,353,000			1,121	1,130	(9)
Total											$(179)

Amounts in thousands except contracts

Futures Contracts

Type		Long/Short		Contracts		Notional Value			Fair Value		Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; September 2015			Short		39		$9,678	$		9,679	$(1)
90 Day Eurodollar; September 2017			Long		39		9,467			9,486	19
Euro Bund 10 Year Bund Future; June 2014			Long		2		393			393	—
Japan 10 Year Bond TSE; March 2014			Short		4		5,690			5,706	(16)
US 10 Year Note; June 2014			Long		40		4,981			4,981	—
US 2 Year Note; June 2014			Long		54		11,870			11,873	3
US 5 Year Note; June 2014			Long	101			12,091			12,106	15
US Long Bond; June 2014			Short		78		10,276			10,379	(103)
US Ultra Bond; June 2014			Short	113			15,955			16,226	(271)
Total											$(354)

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Barclays Bank PLC US CPI Urban		Receive	2.24%	02/26/2018		$8,885		$4		$—	$4
	Consumers
	NAS(CPURNSA)
Total								$4		$—	$4

Amounts in thousands

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value				Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	1.54%	08/01/2018		$1,100		$(8)	$		(8)
	3 Month LIBOR	Receive	4.25%	01/12/2046		2,400		(152)			(152)
	3 Month LIBOR	Receive	0.49%	01/16/2016		9,600		(12)			(12)
	3 Month LIBOR	Receive	1.68%	01/29/2019		165		(1)			(1)
	3 Month LIBOR	Receive	3.58%	03/03/2044		900		(2)			(2)
	3 Month LIBOR	Receive	3.58%	03/03/2044		900		(1)			(1)
	3 Month LIBOR	Receive	2.31%	02/15/2021		4,100		3			3
Total								$(173)	$		(173)

Amounts in thousands

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
Call - 3 Year Interest Barclays Bank PLC		3 Month	Pay	1.66%	01/08/2015		$15,000		$148	$197	$49
Rate Swap		LIBOR
Call - 30 Year Interest Barclays Bank PLC		3 Month	Pay	3.75%	01/11/2016		3,700		151	218	67
Rate Swap		LIBOR
Put - 3 Year Interest	Barclays Bank PLC	3 Month	Receive	1.66%	01/08/2015		15,000		149	91	(58)
Rate Swap		LIBOR
Total									$448	$506	$58

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund February 28, 2014 (unaudited)

			Interest Rate Swaptions (continued)
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value			Unrealized Appreciation/(Depreciation)
Call - 10 Year Interest Barclays Bank PLC		3 Month	Receive	2.80%	02/24/2015	$10,300	$(126)	$(140		) $	(14)
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	2.80%	02/24/2015	10,300	(125)	(119)			6
Rate Swap		LIBOR
Put - 30 Year Interest Barclays Bank PLC		3 Month	Pay	4.80%	01/11/2016	3,700	(156)		(84)		72
Rate Swap		LIBOR
Total							$(407)	$(343		) $	64

Amounts in thousands

				Options
Purchased Options Outstanding	Exercise Price		Expiration Date		Contracts	Upfront Premiums Paid/(Received)	Fair Value		Unrealized Appreciation/(Depreciation)
Call - 10 Year US Futures		$124 .00	03/24/2014		43	$27		$38			$11
Call - Eurodollar Future; June 2014	EUR	143.00	05/26/2014		26	—		39			39
Put - 10 Year US Futures		$99.38	04/14/2014		132	17		5			(12)
Put - Eurodollar Future; June 2014	EUR	143.00	05/26/2014		26	—		58			58
Total						$44		$140			$96

Amounts in thousands except contracts

Purchased Inflation Floor

Description	Counterparty (Issuer)	Strike Index	Exercise Index		Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value			Unrealized Appreciation/(Depreciation)
Floor - Eurostat Eurozone	Barclays Bank PLC	0.15%	Max(0, 0	% -	11/19/2015	$3,280	$6		$4			$(2)
HICP ex Tobacco NSA			CPTFEMU)
Total							$6		$4			$(2)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 58.20%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.36%				Automobile Manufacturers - 0.62%
Dentsu Inc	5,894	$222		China Motor Corp	31,000	$29
DKSH Holding AG (a)	37	3		Daihatsu Motor Co Ltd	3,300	53
Gendai Agency Inc	8,700	51		Dongfeng Motor Group Co Ltd	28,000	38
Interpublic Group of Cos Inc/The (b)	52,515	931		Fiat SpA (a)	20,900	218
Omnicom Group Inc (b)	39,512	2,990		Ford Motor Co (b)	32,340	498
Tri-Stage Inc	3,900	45		Fuji Heavy Industries Ltd	31,400	852
WPP PLC	23,133	507		Geely Automobile Holdings Ltd	185,000	70
		$4,749		General Motors Co (b)	38,889	1,407
Aerospace & Defense - 1.01%				Hino Motors Ltd	30,600	454
Alliant Techsystems Inc (b)	2,000	270		Hyundai Motor Co	381	88
B/E Aerospace Inc (a)	400	34		Isuzu Motors Ltd	72,443	443
Boeing Co/The (b)	1,900	245		Kia Motors Corp	2,356	122
Cubic Corp (b)	5,795	301		Nissan Motor Co Ltd	43,042	384
				Oshkosh Corp (b)	11,434	661
Curtiss-Wright Corp (b)	8,592	586
Esterline Technologies Corp (a),(b)	2,495	269		PACCAR Inc	16,233	1,069
Exelis Inc (b)	16,422	336		Scania AB	17,756	545
General Dynamics Corp (b)	6,920	758		Suzuki Motor Corp	9,700	261
				Tata Motors Ltd ADR(b)	5,900	206
IHI Corp	113,029	519		Tesla Motors Inc (a),(b)	1,200	294
Jamco Corp	9,100	158		Toyota Motor Corp	500	29
L-3 Communications Holdings Inc (b)	15,658	1,807
Lockheed Martin Corp	5,282	857		Toyota Motor Corp ADR	2,628	303
Moog Inc (a)	4,060	251		UMW Holdings Bhd	9,600	35
Northrop Grumman Corp (b)	14,637	1,772				$8,059
Raytheon Co (b)	5,700	558		Automobile Parts & Equipment - 0.97%
Rockwell Collins Inc (b)	16,408	1,354		Aisin Seiki Co Ltd	2,500	87
Rolls-Royce Holdings PLC (a)	23,977	401		Allison Transmission Holdings Inc	39,780	1,185
Safran SA	7,017	493		Autoliv Inc (b)	2,000	193
TransDigm Group Inc	2,880	513		Bridgestone Corp	9,118	329
United Technologies Corp (b)	14,567	1,704		Calsonic Kansei Corp	33,000	166
		$13,186		Cheng Shin Rubber Industry Co Ltd	4,600	12
				Continental AG	1,477	359
Agriculture - 0.19%				Cooper Tire & Rubber Co (b)	25,987	648
Altria Group Inc (b)	5,301	193
Archer-Daniels-Midland Co (b)	14,600	593		Dana Holding Corp	24,674	535
British American Tobacco PLC ADR	1,327	144		Delphi Automotive PLC	800	53
Bunge Ltd (b)	2,200	175		Denso Corp	9,781	525
				Exedy Corp	15,977	467
China Agri-Industries Holdings Ltd	6,000	3		Georg Fischer AG (a)	238	191
Japan Tobacco Inc	23,891	761		Goodyear Tire & Rubber Co/The (b)	43,481	1,168
Kernel Holding SA (a)	747	8
				Hyundai Mobis	291	85
Philip Morris International Inc	6,570	531		Hyundai Wia Corp	597	95
Swedish Match AB	1,117	35		Johnson Controls Inc (b)	17,930	886
		$2,443		JTEKT Corp	23,500	394
Airlines - 0.69%				Keihin Corp	35,800	539
Alaska Air Group Inc (b)	6,720	582		Koito Manufacturing Co Ltd	1,000	19
American Airlines Group Inc (a)	113,820	4,203		Lear Corp	700	57
ANA Holdings Inc	20,000	45		Musashi Seimitsu Industry Co Ltd	2,400	48
Copa Holdings SA	300	41		NHK Spring Co Ltd	18,400	192
Delta Air Lines Inc (b)	76,250	2,533		NOK Corp	18,200	299
Deutsche Lufthansa AG	14,053	363		Stanley Electric Co Ltd	9,400	216
Japan Airlines Co Ltd	1,800	90		Sumitomo Electric Industries Ltd	5,800	89
Southwest Airlines Co (b)	24,761	555		Tachi-S Co Ltd	47,653	696
Turk Hava Yollari Anonium Ortakligi	33,745	100		Tenneco Inc (a)	7,537	454
United Continental Holdings Inc (a)	10,512	473		Tokai Rika Co Ltd	9,200	164
		$8,985		Toyoda Gosei Co Ltd	11,200	237
				Toyota Boshoku Corp	17,800	190
Apparel - 0.15%				Toyota Industries Corp	15,112	700
Adidas AG	994	116		TRW Automotive Holdings Corp (a),(b)	5,750	473
Asics Corp	2,762	54		Visteon Corp (a),(b)	900	75
Carter's Inc (b)	4,150	313		WABCO Holdings Inc (a),(b),(c)	5,300	543
Crocs Inc (a),(b)	7,800	119		Westport Innovations Inc (a),(c)	10,215	165
Hanesbrands Inc (b)	1,900	139		Yokohama Rubber Co Ltd/The	15,000	147
Jones Group Inc/PA (b)	50,113	749				$12,681
Michael Kors Holdings Ltd (a)	2,560	251
Nike Inc	400	31		Banks - 2.56%
Ralph Lauren Corp	400	64		Agricultural Bank of China Ltd	115,000	49
Skechers U.S.A. Inc (a),(b)	2,590	87		Associated Banc-Corp	2,900	48
VF Corp	500	29		Banca Monte dei Paschi di Siena SpA (a)	420,902	107
		$1,952		Banca Popolare dell'Emilia Romagna SC (a)	30,314	352
				Banco Bilbao Vizcaya Argentaria SA	6,079	75
				Banco Bradesco SA ADR(b)	6,040	71

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Banks (continued)
Banco do Brasil SA	13,300	$117		Skandinaviska Enskilda Banken AB	25,348	$356
Banco Popolare SC (a)	6,278	14		Standard Bank Group Ltd	317	4
Banco Santander SA	13,525	122		State Bank of India Ltd	283	14
BancorpSouth Inc	2,500	60		State Street Corp	400	26
Bangkok Bank PCL	7,100	38		Sterling Financial Corp/WA (b)	10,761	341
Bank Handlowy w Warszawie SA	513	20		Sumitomo Mitsui Financial Group Inc	32,045	1,438
Bank Negara Indonesia Persero Tbk PT	164,000	65		SunTrust Banks Inc (b)	21,997	829
Bank of America Corp (b)	54,150	895		Suruga Bank Ltd	5,000	88
Bank of China Ltd	454,000	191		Swedbank AB	13,451	379
Bank of Communications Co Ltd	33,000	21		Taiwan Business Bank (a)	707	—
Bank of New York Mellon Corp/The (b)	36,919	1,181		Taylor Capital Group Inc (a)	163	4
Bank Pekao SA	554	35		Tochigi Bank Ltd/The	31,000	114
Bank Rakyat Indonesia Persero Tbk PT	88,100	71		Tokyo Tomin Bank Ltd/The	8,400	84
Bank Zachodni WBK SA	101	14		Turkiye Halk Bankasi AS	3,227	16
Bankia SA (a)	17,508	37		Turkiye Is Bankasi	20,676	38
Bankinter SA	11,864	96		UniCredit SpA	7,889	63
BB&T Corp (b)	32,411	1,225		Unione di Banche Italiane SCpA	23,070	200
BOK Financial Corp	8,110	525		US Bancorp/MN	2,000	82
CaixaBank SA	651	4		VTB Bank OJSC	8,008	18
Capital One Financial Corp (b)	1,800	132		Wells Fargo & Co (b)	62,862	2,919
CapitalSource Inc (b)	59,127	869		Yamanashi Chuo Bank Ltd/The	28,000	116
Chiba Bank Ltd/The	36,000	219				$33,422
China CITIC Bank Corp Ltd	48,000	26
China Construction Bank Corp	363,000	250		Beverages - 1.29%
China Merchants Bank Co Ltd	13,500	24		Anheuser-Busch InBev NV	5,565	582
Chongqing Rural Commercial Bank	28,000	12		Anheuser-Busch InBev NV ADR	8,322	871
Citigroup Inc (b)	17,890	870		Arca Continental SAB de CV	19,162	100
Commerce Bancshares Inc/MO (b)	43	2		Asahi Group Holdings Ltd	9,110	256
Compartamos SAB de CV	15,900	27		Beam Inc	112,029	9,294
				Coca-Cola Co/The (b)	15,365	587
Credicorp Ltd	200	26		Coca-Cola Enterprises Inc (b)	35,354	1,665
Cullen/Frost Bankers Inc	2,120	158
Danske Bank A/S (a)	213,328	5,641		Coca-Cola West Co Ltd	1,400	26
DNB ASA	19,058	345		Diageo PLC	27,413	861
East West Bancorp Inc (b)	3,000	107		Dr Pepper Snapple Group Inc (b)	10,912	568
Eighteenth Bank Ltd/The	47,000	99		Fomento Economico Mexicano SAB de CV	400	34
Fifth Third Bancorp (b)	8,200	178		ADR
First Republic Bank/CA	8,835	459		LT Group Inc	257,810	103
				Molson Coors Brewing Co (b)	19,481	1,107
FirstRand Ltd	16,638	53		PepsiCo Inc (b)	935	75
Fukuoka Financial Group Inc	41,000	166
Fulton Financial Corp (b)	5,500	68		Treasury Wine Estates Ltd	229,978	798
Goldman Sachs Group Inc/The (b)	2,800	466				$16,927
Grupo Financiero Banorte SAB de CV	8,600	56		Biotechnology - 1.26%
Higashi-Nippon Bank Ltd/The	31,000	78		Alexion Pharmaceuticals Inc (a)	1,290	228
HSBC Holdings PLC ADR	3,200	169		Alnylam Pharmaceuticals Inc (a),(c)	5,755	468
Huntington Bancshares Inc/OH (b)	7,600	72		Amgen Inc (b)	10,954	1,358
Industrial & Commercial Bank of China Ltd	351,000	211		Arena Pharmaceuticals Inc (a)	61,228	399
Intesa Sanpaolo SpA	31,903	99		ARIAD Pharmaceuticals Inc (a),(b)	16,000	139
Itau Unibanco Holding SA ADR(b)	9,470	126		Biogen Idec Inc (a),(b),(c)	5,751	1,960
Joyo Bank Ltd/The	4,000	19		Celgene Corp (a),(b)	12,091	1,943
JP Morgan Chase & Co (b),(c)	36,289	2,061		Charles River Laboratories International Inc	3,595	214
Jyske Bank A/S (a)	573	34		(a),(b)
KBC Groep NV	439	28		Foundation Medicine Inc (a)	7,060	252
KeyCorp (b)	32,900	433		Gilead Sciences Inc (a),(b)	43,237	3,580
Krung Thai Bank PCL	66,950	37		Illumina Inc (a),(b)	1,450	248
M&T Bank Corp (b)	12,815	1,495		Incyte Corp Ltd (a)	1,960	126
Malayan Banking Bhd	25,300	76		Innate Pharma SA (a)	12,240	177
Mitsubishi UFJ Financial Group Inc	270,718	1,569		Isis Pharmaceuticals Inc (a)	3,870	197
Morgan Stanley (b)	18,100	557		Medivation Inc (a)	4,638	333
Nordea Bank AB	14,644	209		Myriad Genetics Inc (a)	6,500	235
North Pacific Bank Ltd	7	—		NPS Pharmaceuticals Inc (a)	9,860	345
Northern Trust Corp (b)	4,057	251		Puma Biotechnology Inc (a)	1,245	145
Oita Bank Ltd/The	33,000	117		Regeneron Pharmaceuticals Inc (a),(b)	3,445	1,146
PNC Financial Services Group Inc/The (b)	24,482	2,002		Seattle Genetics Inc (a),(b)	8,865	466
Pohjola Bank PLC	90	2		United Therapeutics Corp (a)	11,300	1,146
Popular Inc (a),(b)	3,080	88		Vertex Pharmaceuticals Inc (a),(b)	16,515	1,335
Public Bank Bhd	10,800	63				$16,440
Regions Financial Corp (b)	23,700	252
Resona Holdings Inc	58,200	304		Building Materials - 0.86%
Shinsei Bank Ltd	113,000	236		Ainsworth Lumber Co Ltd (a)	219,629	833
Shizuoka Bank Ltd/The	2,000	19		Armstrong World Industries Inc (a),(b),(c)	50,997	2,799
				Buzzi Unicem SpA	5,629	117

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Building Materials (continued)				Chemicals (continued)
Cemex SAB de CV ADR(a)	3,200	$42		PTT Global Chemical PCL	51,700	$119
Daikin Industries Ltd	1,400	81		Rockwood Holdings Inc (b)	5,450	429
Fujitec Co Ltd	9,000	108		RPM International Inc	2,500	105
HeidelbergCement AG	4,910	404		Sasol Ltd ADR(b)	1,800	92
Indocement Tunggal Prakarsa Tbk PT	7,500	15		Sherwin-Williams Co/The (b)	2,935	588
Lennox International Inc (b)	17,230	1,583		Shin-Etsu Chemical Co Ltd	400	23
Louisiana-Pacific Corp (a)	12,515	235		Sinopec Shanghai Petrochemical Co Ltd	413,000	124
Masco Corp (b)	23,986	560		Solvay SA	1,270	196
Nichias Corp	5,190	35		Sumitomo Bakelite Co Ltd	64,720	245
Norbord Inc	57,248	1,593		Synthos SA	5,420	10
Owens Corning Inc	42,215	1,932		Taiyo Nippon Sanso Corp	4,527	34
Sanwa Holdings Corp	31,994	225		Tokyo Ohka Kogyo Co Ltd	20,778	436
Sika AG	25	92		Tronox Ltd	11,338	269
Sumitomo Osaka Cement Co Ltd	28,000	108		Ube Industries Ltd/Japan	56,000	107
Texas Industries Inc (a)	1,743	148		Valspar Corp/The (b)	2,500	187
TOTO Ltd	11,000	156		Wacker Chemie AG	3,121	420
Vulcan Materials Co (b)	1,931	131		Westlake Chemical Corp (b)	700	93
		$11,197		WR Grace & Co (a),(b)	4,200	426
				Yara International ASA	2,113	86
Chemicals - 2.32%				Zoltek Cos Inc (a),(b)	30,001	432
Aica Kogyo Co Ltd	1,720	35				$30,268
Air Products & Chemicals Inc	68,800	8,347
Air Water Inc	2,327	35		Coal - 0.05%
Akzo Nobel NV	54,095	4,472		Alpha Natural Resources Inc (a),(b)	47,664	256
Albemarle Corp (b)	2,995	198		Peabody Energy Corp (b)	21,853	384
Asahi Kasei Corp	29,000	207		Shougang Fushan Resources Group Ltd	226,000	60
Ashland Inc (b)	4,597	434				$700
Braskem SA ADR(a)	300	4
Brenntag AG	1,352	251		Commercial Services - 1.39%
Cabot Corp	600	32		Aaron's Inc	7,333	225
Celanese Corp (b)	1,700	91		Adecco SA (a)	150	13
CF Industries Holdings Inc (b)	7,220	1,811		ADT Corp/The (c)	20,520	630
China BlueChemical Ltd	44,000	26		Aeon Delight Co Ltd	6,600	133
				Automatic Data Processing Inc (b)	8,099	630
China Petrochemical Development Corp	300	—		Career Education Corp (a),(b)	113,000	835
Cytec Industries Inc (b)	3,500	331
Daicel Corp	12,000	104		Cielo SA	96	3
DIC Corp	58,828	162		Cintas Corp	300	18
Dow Chemical Co/The (b)	33,150	1,615		Convergys Corp (b)	12,800	262
				CoreLogic Inc/United States (a)	900	29
Eastman Chemical Co	1,000	87		CoStar Group Inc (a)	4,276	860
Ecolab Inc	2,380	256
Fujimi Inc	17,500	197		Dai Nippon Printing Co Ltd	22,000	222
Givaudan SA (a)	114	179		Deluxe Corp	100	5
				Equifax Inc (b)	6,543	458
Hitachi Chemical Co Ltd	19,600	274		FleetCor Technologies Inc (a)	1,200	156
Huntsman Corp (b)	3,900	95
				Gartner Inc (a),(b)	1,800	125
International Flavors & Fragrances Inc	200	19		Global Payments Inc (b)	1,023	72
JSR Corp	14,000	240
Kaneka Corp	5,000	33		GMO Payment Gateway Inc	2,800	142
KCC Corp	99	48		H&R Block Inc	3,297	104
				Hertz Global Holdings Inc (a)	261,669	7,329
Koninklijke DSM NV	540	34		Iron Mountain Inc (b)	10,527	286
Lintec Corp	9,600	187
Lonza Group AG (a)	484	51		KAR Auction Services Inc	400	13
LyondellBasell Industries NV (b)	14,745	1,299		Kroton Educacional SA	1,900	35
				Manpowergroup Inc (b)	6,700	524
Methanex Corp	5,145	362		McGraw Hill Financial Inc (b)	10,059	802
Mitsubishi Chemical Holdings Corp	8,000	36		Moody's Corp	4,205	332
Mitsubishi Gas Chemical Co Inc	18,000	115		Robert Half International Inc (b)	2,900	119
Mitsui Chemicals Inc	155,140	402		RR Donnelley & Sons Co (b)	10,418	199
Monsanto Co (b)	1,500	165
Mosaic Co/The (b)	13,520	661		Secom Co Ltd	3,500	198
				SEI Investments Co (b),(c)	30,735	1,031
Nihon Nohyaku Co Ltd	13,000	177		Service Corp International/US (b)	10,500	196
Nippon Kayaku Co Ltd	4,000	52
Nippon Shokubai Co Ltd	11,000	134		Temp Holdings Co Ltd	2,928	87
Nissan Chemical Industries Ltd	3,500	52		Toppan Printing Co Ltd	20,000	149
				Total System Services Inc (b)	13,000	396
Nitto Denko Corp	9,350	439		Towers Watson & Co (b)	4,100	447
OCI Co Ltd (a)	601	117
				United Rentals Inc (a),(b)	1,410	125
Olin Corp	1,200	31		Verisk Analytics Inc (a),(b)	800	51
Petronas Chemicals Group Bhd	800	2		Western Union Co/The (b)	50,550	846
Platform Specialty Products Corp (a)	19,716	404
Platform Specialty Products Corp - Warrants(a),(d)	8,452	21		Zhejiang Expressway Co Ltd	26,000	23
						$18,110

PPG Industries Inc (b)	2,030	402		Computers - 2.22%
Praxair Inc	8,597	1,121		3D Systems Corp (a)	4,310	327

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Distribution & Wholesale (continued)
Accenture PLC - Class A (b)	13,005	$1,084		HD Supply Holdings Inc (a)	64,416	$1,499
Apple Inc (b)	4,445	2,339		Hitachi High-Technologies Corp	5,600	136
Brocade Communications Systems Inc (a),(b)	104,800	1,003		Ingram Micro Inc (a),(b)	21,700	639
Cadence Design Systems Inc (a),(c)	86,145	1,321		ITOCHU Corp	1,600	20
Chicony Electronics Co Ltd	14,140	37		LKQ Corp (a),(b)	600	17
Compal Electronics Inc	39,000	26		Marubeni Corp	3,000	21
Computer Sciences Corp (b)	30,338	1,917		Mitsubishi Corp ADR	6,278	239
Diebold Inc (b)	1,657	62		Mitsui & Co Ltd ADR	890	275
DST Systems Inc (b)	2,700	254		Sojitz Corp	15,000	27
DTS Corp	5,600	109		Sumitomo Corp	5,100	67
EMC Corp/MA	11,140	294		Tomoe Engineering Co Ltd	7,700	124
Ferrotec Corp	22,300	135		Toyota Tsusho Corp	2,300	57
Fortinet Inc (a),(b)	100	2		WESCO International Inc (a)	12,279	1,059
Foxconn Technology Co Ltd	368	1		Yondoshi Holdings Inc	3,800	59
Fujitsu Ltd	187,000	1,170				$4,803
Hewlett-Packard Co (b)	78,690	2,351
IHS Inc (a)	14,516	1,740		Diversified Financial Services - 1.11%
Infosys Ltd ADR(b)	2,600	160		Affiliated Managers Group Inc (a),(b)	3,115	586
Innolux Corp (a)	52,000	19		American Express Co (b)	11,713	1,069
International Business Machines Corp (b)	10,787	1,997		Ameriprise Financial Inc (b)	1,100	120
				BlackRock Inc (b)	7,963	2,428
Inventec Corp	200,000	212
Itochu Techno-Solutions Corp	15,420	716		CBOE Holdings Inc	300	16
Jack Henry & Associates Inc (b)	1,100	64		CTBC Financial Holding Co Ltd	48,000	31
Japan Digital Laboratory Co Ltd	12,600	181		Daiwa Securities Group Inc	5,652	51
				Discover Financial Services (b)	14,100	809
Lite-On Technology Corp	15,150	22		E*Trade Financial Corp (a)	45,770	1,029
Logitech International SA	15,370	245		Ellie Mae Inc (a)	5,365	166
Melco Holdings Inc	14,300	218		Fannie Mae (a)	73,570	353
Mobile Create Co Ltd (a)	1,000	33
NCR Corp (a),(b)	80,082	2,727		Franklin Resources Inc (b)	5,140	274
				Freddie Mac (a)	74,517	344
NET One Systems Co Ltd	64,800	426
NetApp Inc	716	29		Fubon Financial Holding Co Ltd	70,248	99
Nomura Research Institute Ltd	1,000	33		Hana Financial Group Inc	7	—
Obic Co Ltd	13,352	421		Henderson Group PLC	85,270	363
Otsuka Corp	2,587	333		Hitachi Capital Corp	1,956	47
Riverbed Technology Inc (a),(b)	58,672	1,307		IBJ Leasing Co Ltd	16,500	413
SanDisk Corp	7,434	552		Ichiyoshi Securities Co Ltd	7,676	111
				Invesco Ltd (b)	3,500	120
SCSK Corp	19,604	591
Seagate Technology PLC (b)	5,300	277		Investec Ltd	5,004	37
Stratasys Ltd (a)	3,000	381		Jaccs Co Ltd	16,000	66
Synopsys Inc (a),(b)	13,503	546		Japan Exchange Group Inc	2,145	51
Teradata Corp (a),(b)	39,790	1,827		Kyokuto Securities Co Ltd	4,300	76
Western Digital Corp (b)	14,000	1,218		Legg Mason Inc (b)	26,584	1,222
Wipro Ltd ADR(b)	15,425	213		LPL Financial Holdings Inc (c)	12,396	665
Zuken Inc	6,900	54		Mirae Asset Securities Co Ltd	280	10
		$28,974		Mitsubishi UFJ Lease & Finance Co Ltd	60,400	310
				NASDAQ OMX Group Inc/The (b)	40,246	1,545
Consumer Products - 0.21%				Nationstar Mortgage Holdings Inc (a)	2,000	58
Avery Dennison Corp (b)	1,500	75		Outerwall Inc (a)	5,180	366
Central Garden and Pet Co - A Shares (a),(b)	27,690	204		Pocket Card Co Ltd	11,300	68
Jarden Corp (a),(b)	23,440	1,440		Raymond James Financial Inc (b)	11,253	594
Kimberly-Clark Corp (b)	1,400	155		RMB Holdings Ltd	7,545	33
Kimberly-Clark de Mexico SAB de CV	37,100	90		Samsung Card Co Ltd	760	24
Samsonite International SA	178,810	494		Shinhan Financial Group Co Ltd	1,670	70
Tupperware Brands Corp (b)	3,000	236		SLM Corp (b)	13,200	316
Unilever Indonesia Tbk PT	12,500	31		T Rowe Price Group Inc (c)	3,145	255
		$2,725		Taishin Financial Holding Co Ltd	76,000	36
				Taishin Financial Holding Co Ltd - Rights	3,682	—
Cosmetics & Personal Care - 0.24%				(a),(d),(e)
Artnature Inc	4,800	126		Waddell & Reed Financial Inc	700	49
Avon Products Inc (b)	114,941	1,778		Woori Finance Holdings Co Ltd (a)	3,930	44
Colgate-Palmolive Co (b)	1,000	63
				Zenkoku Hosho Co Ltd	9,880	225
Estee Lauder Cos Inc/The	200	14				$14,549
Kao Corp	4,800	165
Kose Corp	1,200	39		Electric - 0.77%
Pola Orbis Holdings Inc	4,713	188		AES Corp/VA (b)	155,721	2,126
Procter & Gamble Co/The (b)	9,185	723		Alliant Energy Corp	200	11
		$3,096		Ameren Corp (b)	28,360	1,146
				American Electric Power Co Inc (b)	4,000	201
Distribution & Wholesale - 0.37%				China Resources Power Holdings Co Ltd	36,000	87
Arrow Electronics Inc (a),(b)	4,400	249
Doshisha Co Ltd	8,800	130		Chubu Electric Power Co Inc	14,300	177
Genuine Parts Co (b)	2,100	185		Cia Energetica de Minas Gerais ADR	13,020	75

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Electric (continued)				Electronics (continued)
Cleco Corp	400	$20		Kaga Electronics Co Ltd	2,190	$28
Consolidated Edison Inc (b)	1,800	101		Keyence Corp	465	200
DTE Energy Co (b)	5,000	359		Kinsus Interconnect Technology Corp	5,000	17
E.ON SE	24,241	462		Koninklijke Philips NV	17,807	622
Edison International (b)	6,200	325		Kyocera Corp	7,054	320
Endesa SA	6,766	222		LG Display Co Ltd ADR(b)	9,000	102
Enel SpA	128,603	659		Mitsumi Electric Co Ltd	16,500	130
EnerNOC Inc (a)	9,970	216		Murata Manufacturing Co Ltd	2,112	202
Enersis SA ADR	2,400	34		NEC Corp	8,283	28
Entergy Corp (b)	1,300	83		Nippon Ceramic Co Ltd	5,900	103
FirstEnergy Corp (b)	18,130	558		Omron Corp	11,851	500
Fortum OYJ	2,551	60		PerkinElmer Inc (b)	1,800	82
Huaneng Power International Inc	44,000	39		Rexel SA	27,317	689
Iberdrola SA	43,847	290		Sodick Co Ltd	15,200	63
IDACORP Inc	200	11		Star Micronics Co Ltd	10,100	117
Kansai Electric Power Co Inc/The	15,100	169		TE Connectivity Ltd (b)	17,500	1,025
NRG Energy Inc	13,418	390		Tech Data Corp (a),(b)	6,100	351
OGE Energy Corp (b)	5,600	202		Thermo Fisher Scientific Inc (b)	2,900	361
Okinawa Electric Power Co Inc/The	11	—		Tokyo Seimitsu Co Ltd	10,000	206
Pepco Holdings Inc (b)	1,800	37		Toshiba Corp	54,000	234
PG&E Corp	1,300	57		TTM Technologies Inc (a),(b)	26,404	222
PGE SA	8,286	51		Tyco International Ltd (b)	130,088	5,488
Pinnacle West Capital Corp (b)	2,100	117		Vishay Intertechnology Inc	4,700	67
PNM Resources Inc	800	21		Yaskawa Electric Corp	14,741	220
Tauron Polska Energia SA	30,895	49		Yokogawa Electric Corp	6,200	97
Tenaga Nasional BHD	51,600	189				$16,924
Tohoku Electric Power Co Inc	2,600	31
Tokyo Electric Power Co Inc (a)	46,500	217		Energy - Alternate Sources - 0.04%
UNS Energy Corp (b)	18,100	1,095		Enel Green Power SpA	28,851	81
Wisconsin Energy Corp (b)	2,200	97		GCL-Poly Energy Holdings Ltd (a)	866,410	327
				Vestas Wind Systems A/S (a)	3,703	133
Xcel Energy Inc	600	18
		$10,002				$541

Electrical Components & Equipment - 0.21%				Engineering & Construction - 0.89%
				ABB Ltd (a)	168,459	4,299
Brother Industries Ltd	800	11
Casio Computer Co Ltd	18,000	204		ACS Actividades de Construccion y Servicios	3,448	124
Delta Electronics Inc	7,000	39		SA
Emerson Electric Co (b)	9,687	632		AECOM Technology Corp (a),(b)	30,740	982
Energizer Holdings Inc (b)	500	49		Airports of Thailand PCL	21,400	123
Fujikura Ltd	56,000	269		Bilfinger SE	2,488	312
Funai Electric Co Ltd	20,400	225		China Railway Construction Corp Ltd	30,000	25
General Cable Corp (b)	10,718	330		China Railway Group Ltd	29,000	13
Hubbell Inc (b)	1,000	119		Chiyoda Corp	15,000	228
Leoni AG	4,441	336		COMSYS Holdings Corp	18,180	303
Prysmian SpA	9,071	234		Daelim Industrial Co Ltd	949	79
				EMCOR Group Inc (b)	4,400	206
Ushio Inc	22,100	279
		$2,727		Enka Insaat ve Sanayi AS	16,504	50
				Ferrovial SA	12,571	265
Electronics - 1.29%				Foster Wheeler AG (a),(b)	36,731	1,180
Agilent Technologies Inc (b)	20,583	1,171		Hochtief AG	1,305	121
Allegion PLC (b)	766	42		Jacobs Engineering Group Inc (a)	14,544	882
Alps Electric Co Ltd	4,000	52		JGC Corp	15,000	556
Analogic Corp (b)	2,440	230		Kajima Corp	43,000	152
Anritsu Corp	15,000	172		Kandenko Co Ltd	118	1
Avnet Inc (b)	8,800	383		KBR Inc (b)	17,090	472
Azbil Corp	4,100	100		Koninklijke Boskalis Westminster NV	602	30
Brady Corp (b)	900	24		Kyowa Exeo Corp	5,372	77
Cheng Uei Precision Industry Co Ltd	11,000	24		McDermott International Inc (a)	30,360	253
Dai-ichi Seiko Co Ltd	11,900	144		Multiplan Empreendimentos Imobiliarios SA	200	4
Dainippon Screen Manufacturing Co Ltd	72,000	378		NCC AB	6,728	234
Flextronics International Ltd (a),(b)	63,800	571		Shimizu Corp	19,000	103
Futaba Corp/Chiba	29,900	477		Skanska AB	3,846	83
Hamamatsu Photonics KK	1,823	74		Taisei Corp	51,000	228
Hirose Electric Co Ltd	700	100		TAV Havalimanlari Holding AS	20,409	144
Hon Hai Precision Industry Co Ltd	48,200	134		URS Corp	1,000	46
Honeywell International Inc (b)	1,900	180		Yumeshin Holdings Co Ltd	12,600	112
Hosiden Corp	33,100	159				$11,687
Hoya Corp	10,197	303
Inaba Denki Sangyo Co Ltd	5,600	177		Entertainment - 0.11%
Itron Inc (a),(b)	2,000	70		Avex Group Holdings Inc	3,600	66
Jabil Circuit Inc (b)	26,200	485		Cinemark Holdings Inc (b)	2,500	74
				DHX Media Ltd	48,655	210

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Entertainment (continued)				Forest Products & Paper (continued)
DreamWorks Animation SKG Inc (a),(b)	3,705	$111		MeadWestvaco Corp (b)	1,800	$67
Gtech Spa	141	5		Stora Enso OYJ	9,037	103
International Game Technology (b)	5,130	77		Svenska Cellulosa AB SCA	19,971	606
Lions Gate Entertainment Corp	2,100	65		UPM-Kymmene OYJ	7,051	128
Madison Square Garden Co/The (a)	200	11				$1,834
Regal Entertainment Group (b)	10,300	189
Sankyo Co Ltd	1,900	79		Gas - 0.32%
Scientific Games Corp (a),(b)	41,010	549		Atmos Energy Corp	500	23
				CenterPoint Energy Inc (b)	6,600	156
		$1,436		China Gas Holdings Ltd	46,000	72
Environmental Control - 0.20%				Enagas SA	13,112	381
Clean Harbors Inc (a)	35,856	1,695		Gas Natural SDG SA	20,133	515
Darling International Inc (a),(b)	14,530	293		NiSource Inc	1,200	42
Kurita Water Industries Ltd	2,800	59		ONE Gas Inc (a),(b)	1,326	45
Republic Services Inc (b)	16,547	564		Osaka Gas Co Ltd	49,000	204
		$2,611		Perusahaan Gas Negara Persero Tbk PT	187,700	79
				Shizuoka Gas Co Ltd	7,300	42
Food - 0.90%				Tokyo Gas Co Ltd ADR	7,684	155
Ajinomoto Co Inc	5,000	78		Tokyo Gas Co Ltd	69,000	347
Aryzta AG (a)	990	83		UGI Corp (b)	47,364	2,117
Calbee Inc	4,124	100		Vectren Corp (b)	1,400	54
Campbell Soup Co (b)	15,329	664
China Mengniu Dairy Co Ltd	22,000	113				$4,232
Cia Brasileira de Distribuicao Grupo Pao de	3,200	136		Hand & Machine Tools - 0.13%
Acucar ADR				DMG Mori Seiki Co Ltd	2,710	45
Colruyt SA	14	1		Fuji Electric Co Ltd	94,000	432
ConAgra Foods Inc (b)	51,513	1,463		Regal-Beloit Corp	800	59
Dean Foods Co (b)	11,677	172		Snap-on Inc (b)	1,100	123
Distribuidora Internacional de Alimentacion	26,467	227		Stanley Black & Decker Inc (b)	9,568	795
SA				THK Co Ltd	8,100	186
Eurocash SA	980	13				$1,640
Grupo Bimbo SAB de CV	19	—
Hershey Co/The (b)	1,000	106		Healthcare - Products - 0.69%
Hillshire Brands Co/The (b)	6,600	248		ArthroCare Corp (a)	4,038	195
Hormel Foods Corp (b)	1,800	85		Asahi Intecc Co Ltd	4,300	184
Indofood Sukses Makmur Tbk PT	78,800	49		Becton Dickinson and Co	100	11
Ingredion Inc (b)	17,310	1,140		Boston Scientific Corp (a),(b)	195,014	2,555
				Bruker BioSciences Corp (a),(b)	400	9
JBS SA	37,507	120		CareFusion Corp (a),(b)	7,500	304
JM Smucker Co/The (b)	1,900	190
Kesko OYJ	330	15		Coloplast A/S	2,649	223
				Cooper Cos Inc/The (b)	1,800	231
Koninklijke Ahold NV	15,616	291		Covidien PLC (b)	3,600	259
Kraft Foods Group Inc (b)	16,585	917
Kroger Co/The (b)	4,500	189		CR Bard Inc (b)	2,379	343
Lancaster Colony Corp (b)	4,020	363		Edwards Lifesciences Corp (a),(b)	4,400	307
				Henry Schein Inc (a)	300	36
MEIJI Holdings Co Ltd	1,537	101		Hill-Rom Holdings Inc (b)	4,400	166
Metro AG	440	18		Hologic Inc (a),(b)	85,577	1,864
Mondelez International Inc (b)	41,385	1,409
				Hospira Inc (a),(b)	6,460	280
Nippon Meat Packers Inc	6,000	96		Medtronic Inc (b)	16,434	974
Nisshin Seifun Group Inc	4,450	48		Nihon Kohden Corp	5,412	218
Nutreco NV	6,338	289		Olympus Corp (a)	700	24
Safeway Inc (b)	2,500	94
Sanderson Farms Inc (b)	700	54		Paramount Bed Holdings Co Ltd	5,500	163
Seven & I Holdings Co Ltd	12,833	483		Patterson Cos Inc	500	21
				QIAGEN NV (a)	1,300	29
Suedzucker AG	3,187	88		QIAGEN NV (a)	34	1
SUPERVALU Inc (a),(b)	41,660	269
				ResMed Inc (b)	1,800	79
Toyo Suisan Kaisha Ltd	14,150	477
Tyson Foods Inc (b)	14,387	567		St Jude Medical Inc	500	34
Unilever NV - NY shares	15,153	599		STERIS Corp	600	28
Uni-President Enterprises Corp	93,004	155		Straumann Holding AG	294	63
UNY Group Holdings Co Ltd	4,500	27		Teleflex Inc	400	41
Whole Foods Market Inc (b)	1,800	97		Thoratec Corp (a),(b)	6,510	241
Yaoko Co Ltd	1,621	70		Topcon Corp	4,178	62
				Zimmer Holdings Inc (b)	1,300	122
		$11,704				$9,067
Food Service - 0.02%				Healthcare - Services - 0.84%
Compass Group PLC	20,445	323		Aetna Inc (b)	3,300	240
				Cigna Corp (b)	6,000	477
Forest Products & Paper - 0.14%				CMIC Holdings Co Ltd	2,100	29
Fibria Celulose SA ADR(a)	2,500	27		Community Health Systems Inc (a),(b)	422	17
International Paper Co (b)	13,760	672		Covance Inc (a),(b)	500	52
KapStone Paper and Packaging Corp (a)	7,265	231		DaVita HealthCare Partners Inc (a),(b)	15,802	1,086

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services (continued)				Insurance (continued)
Emeritus Corp (a)	3,680	$116		Axis Capital Holdings Ltd (b)	6,200	$273
Envision Healthcare Holdings Inc (a)	35,100	1,181		Baloise Holding AG	55	7
Gentiva Health Services Inc (a),(b)	27,450	294		Berkshire Hathaway Inc - Class B (a),(b)	10,862	1,258
HCA Holdings Inc (a),(b)	1,700	87		Brown & Brown Inc (b)	10,156	305
Health Net Inc/CA (a),(b)	6,800	232		Chubb Corp/The	100	9
Humana Inc (b)	3,200	360		Dai-ichi Life Insurance Co Ltd/The	13,500	198
Laboratory Corp of America Holdings (a),(b)	16,115	1,508		Dongbu Insurance Co Ltd	300	14
Magellan Health Services Inc (a)	900	55		Everest Re Group Ltd (b)	1,200	179
Message Co Ltd	3,600	117		Fairfax Financial Holdings Ltd	1,010	420
Miraca Holdings Inc	3,300	151		Fidelity National Financial Inc (b)	400	13
Quest Diagnostics Inc (b)	16,080	852		First American Financial Corp (b)	18,900	509
Rhoen Klinikum AG	12,639	408		Genworth Financial Inc (a),(b)	16,377	255
Tenet Healthcare Corp (a),(b)	43,240	1,908		Hanover Insurance Group Inc/The (b)	2,606	153
Tsukui Corp	3,500	33		Hanwha Life Insurance Co Ltd	11,820	76
UnitedHealth Group Inc	11,305	873		Hartford Financial Services Group Inc/The	1,400	49
Universal Health Services Inc (b)	4,200	337		HCC Insurance Holdings Inc (b)	3,300	145
WellCare Health Plans Inc (a),(b)	700	43		Hyundai Marine & Fire Insurance Co Ltd	490	13
WellPoint Inc (b)	5,769	523		ING Groep NV (a)	291,355	4,231
		$10,979		Liberty Holdings Ltd	10,099	115
				Loews Corp (b)	16,136	701
Holding Companies - Diversified - 0.04%				Markel Corp (a)	1,776	1,027
Alfa SAB de CV	51,900	125		Marsh & McLennan Cos Inc (b)	55,774	2,686
GEA Group AG	4,283	207		Mediolanum SpA	16,436	151
Imperial Holdings Ltd	4,638	73		MetLife Inc	17,189	871
Leucadia National Corp (b)	3,400	95
Remgro Ltd	1,378	24		MMI Holdings Ltd/South Africa	8,140	17
Silver Eagle Acquisition Corp (a),(c)	6,400	65		MS&AD Insurance Group Holdings	1,000	24
				Muenchener Rueckversicherungs AG	624	136
		$589		NKSJ Holdings Inc	1,683	43
Home Builders - 0.78%				Old Republic International Corp	2,500	39
Daiwa House Industry Co Ltd	19,000	346		Porto Seguro SA	9,800	136
DR Horton Inc (b)	28,440	699		Powszechny Zaklad Ubezpieczen SA	556	81
Iida Group Holdings Co Ltd	8,037	122		ProAssurance Corp (b)	1,800	82
KB Home	54,837	1,119		Progressive Corp/The (b)	21,481	526
Lennar Corp	53,743	2,358		Protective Life Corp (b)	5,500	287
M/I Homes Inc (a)	16,430	409		Prudential Financial Inc (b)	2,800	237
NVR Inc (a)	1,287	1,534		Reinsurance Group of America Inc (b)	5,100	393
Pulte Group Inc (b)	105,235	2,209		RenaissanceRe Holdings Ltd	200	19
Sekisui Chemical Co Ltd	27,000	309		Sampo	550	28
Taylor Morrison Home Corp (a)	14,139	355		Samsung Life Insurance Co Ltd	335	32
Toll Brothers Inc (a)	17,156	669		Sanlam Ltd	8,786	43
West Holdings Corp	5,000	59		Sony Financial Holdings Inc	19,440	315
		$10,188		Swiss Life Holding AG (a)	1,540	383
				Swiss Re AG	1,012	94
Home Furnishings - 0.37%				T&D Holdings Inc	69,353	853
Alpine Electronics Inc	14,800	214		Tokio Marine Holdings Inc	7,475	222
Electrolux AB	9,443	223		Torchmark Corp (b)	6,257	485
Harman International Industries Inc (b)	3,617	379		Tower Group International Ltd	383	1
Hoshizaki Electric Co Ltd	2,700	101		Travelers Cos Inc/The (b)	800	67
La-Z-Boy Inc (b)	19,260	492		Tryg A/S	131	13
Matsushita Electric Industrial Co Ltd	48,061	602		Unum Group (b)	7,900	275
Tempur Sealy International Inc (a),(b)	2,446	127		WR Berkley Corp (b)	5,426	224
Whirlpool Corp (b)	19,036	2,753		XL Group PLC (b)	6,298	191
		$4,891				$28,244

Housewares - 0.10%				Internet - 2.39%
Newell Rubbermaid Inc (b)	38,731	1,244		Amazon.com Inc (a),(b)	5,063	1,832
				Angie's List Inc (a)	19,000	264
				Bankrate Inc (a)	22,879	461
Insurance - 2.16%				Blucora Inc (a),(b)	3,570	69
ACE Ltd	7,229	708
ACE Ltd (a),(b)	2,300	225		COLOPL Inc (a)	3,527	102
Aegon NV	47,329	427		Constant Contact Inc (a)	12,124	334
Aflac Inc (b)	15,528	995		Conversant Inc (a),(b)	1,200	30
Alleghany Corp (a),(c)	1,460	563		CyberAgent Inc	2,800	123
Allied World Assurance Co Holdings AG	786	78		Dena Co Ltd	9,600	208
Allstate Corp/The (b)	2,116	114		Dice Holdings Inc (a),(b)	21,020	155
American Financial Group Inc/OH (b)	5,900	337		Digital Garage Inc	7,740	138
American International Group Inc (b),(c)	56,378	2,806		en-japan Inc	4,100	87
Aon PLC (b)	26,472	2,266		Equinix Inc (a),(b)	1,220	232
Arthur J Gallagher & Co (b)	2,354	109		Expedia Inc (b)	7,270	571
Aspen Insurance Holdings Ltd	3,760	141		F5 Networks Inc (a),(b)	5,730	644
Assurant Inc (b)	8,700	571		Facebook Inc (a),(b)	29,380	2,011
See accompanying notes.				87

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)				Lodging (continued)
Google Inc (a),(b),(c)	3,747	$4,555		Wyndham Worldwide Corp (b),(c)	23,382	$1,704
Groupon Inc (a),(b)	208,346	1,731		Wynn Resorts Ltd (b)	100	24
Gurunavi Inc	2,008	78				$1,870
HealthStream Inc (a),(b)	6,900	199
IAC/InterActiveCorp (b)	13,054	1,012		Machinery - Construction & Mining - 0.12%
				Joy Global Inc (b)	16,853	927
Infomart Corp	8,200	120
Internet Initiative Japan Inc	3,600	68		Komatsu Ltd	11,100	235
LinkedIn Corp (a),(b)	2,800	571		Mitsubishi Electric Corp	35,923	427
M3 Inc	21	70				$1,589
Matsui Securities Co Ltd	7,100	78		Machinery - Diversified - 0.47%
Monitise PLC (a)	529,895	706		AGCO Corp (b)	12,100	635
NAVER Corp	84	64		Amada Co Ltd	27,990	234
Netflix Inc (a),(b)	5,445	2,427		Applied Industrial Technologies Inc (b)	300	15
Nexon Co Ltd	1,800	15		CNH Industrial NV (a)	1,358	15
NHN Entertainment Corp (a)	72	7		Cummins Inc (b)	1,200	175
Pandora Media Inc (a)	15,320	573		Daifuku Co Ltd	15,866	213
priceline.com Inc (a)	1,660	2,239		Denyo Co Ltd	9,400	143
Proto Corp	9,200	123		Eagle Industry Co Ltd	3,000	45
Rackspace Hosting Inc (a),(b)	10,300	379		Ebara Corp	26,000	176
Rakuten Inc	25,925	373		Edwards Group Ltd - Rights (a),(d),(e)	5,879	6
Sohu.com Inc (a)	304	26		Fuji Machine Manufacturing Co Ltd	19,200	166
Splunk Inc (a),(b)	2,800	260		Graco Inc	100	8
Symantec Corp (b)	62,539	1,343		Hisaka Works Ltd	14,000	127
Tencent Holdings Ltd	2,400	193		IDEX Corp	6,895	518
TIBCO Software Inc (a),(b)	2,700	59		Komori Corp	3,771	50
TripAdvisor Inc (a),(c)	14,868	1,490		Makino Milling Machine Co Ltd	62,210	486
United Internet AG	1,421	66		Metso OYJ	716	23
Web.com Group Inc (a)	19,083	696		Mitsubishi Heavy Industries Ltd	98,341	605
Yahoo Japan Corp	21,731	138		Nordson Corp (b)	5,845	428
Yahoo! Inc (a),(b),(c)	93,660	3,622		OC Oerlikon Corp AG (a)	32,819	561
Yelp Inc (a)	4,790	452		Okuma Holdings Inc	15,000	136
Zillow Inc (a)	3,713	310		Rheinmetall AG	2,357	178
		$31,304		Rockwell Automation Inc (b)	1,100	135
Iron & Steel - 0.48%				Sumitomo Heavy Industries Ltd	25,000	116
				Tennant Co (b)	4,998	306
Acerinox SA	2,508	36
APERAM (a)	1,118	25		Tsubakimoto Chain Co	16,320	140
				Wabtec Corp/DE (b)	2,100	167
Chubu Steel Plate Co Ltd	18,500	78		Xylem Inc/NY (b)	5,850	230
Commercial Metals Co (b)	15,700	304
Eregli Demir ve Celik Fabrikalari TAS	22,337	24		Zuiko Corp	2,830	150
Gerdau SA ADR	4,200	26				$6,187
Hitachi Metals Ltd	30,396	454		Media - 2.52%
Hyundai Steel Co	451	29		BEC World PCL	24,500	38
Japan Steel Works Ltd/The	12,000	59		Cablevision Systems Corp (b)	124,658	2,194
JFE Holdings Inc	2,200	45		CBS Corp	3,100	208
Nucor Corp (b)	8,913	448		Comcast Corp - Class A (b)	81,380	4,207
POSCO ADR	500	33		DIRECTV (a),(b)	42,426	3,292
Reliance Steel & Aluminum Co (b)	7,700	534		Discovery Communications Inc - A Shares	4,504	375
Steel Dynamics Inc (b)	24,400	426		(a),(b)
ThyssenKrupp AG (a)	103,570	2,817		DISH Network Corp (a),(b)	103,176	6,072
Tokyo Steel Manufacturing Co Ltd	23,900	122		FactSet Research Systems Inc	2,930	309
United States Steel Corp	6,252	151		Fuji Media Holdings Inc	9,900	180
Vale SA ADR(b)	13,100	164		Gannett Co Inc (b)	43,066	1,281
Yamato Kogyo Co Ltd	17,200	520		Global Mediacom Tbk PT	74,500	14
		$6,295		Graham Holdings Co (b)	200	144
				Liberty Global PLC - A Shares (a)	16,258	1,407
Leisure Products & Services - 0.14%				Liberty Global PLC - C Shares (a)	12,133	1,027
Brunswick Corp/DE (b)	1,040	47
Harley-Davidson Inc	14,630	966		Naspers Ltd	1,159	139
HIS Co Ltd	3,250	186		New York Times Co/The	3,100	51
Polaris Industries Inc (b)	900	121		News Corp (a)	5,100	93
Roland Corp	9,500	134		Nielsen Holdings NV	12,930	612
Royal Caribbean Cruises Ltd	300	16		Nippon Television Holdings Inc	12,700	212
Sega Sammy Holdings Inc	1,850	43		ProSiebenSat.1 Media AG	9,805	467
TUI AG	8,192	148		Schibsted ASA	29	2
				Sirius XM Holdings Inc (a),(b)	331,065	1,195
Yamaha Corp	16,700	229		Time Warner Cable Inc (b)	37,241	5,227
		$1,890		Time Warner Inc (b)	46,902	3,148
Lodging - 0.14%				TV Asahi Corp	24,900	477
MGM Resorts International (a)	1,300	36		Twenty-First Century Fox Inc - A Shares (b)	3,700	124
Resorttrust Inc	2,373	40		Viacom Inc (b)	3,200	281
Starwood Hotels & Resorts Worldwide Inc (b)	800	66

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Media (continued)				Office & Business Equipment - 0.19%
Walt Disney Co/The (b)	1,400	$113		Canon Inc ADR	1,933	$60
		$32,889		Canon Inc	17,300	540
				Ricoh Co Ltd	1,677	21
Metal Fabrication & Hardware - 0.16%
Arcam AB (a)	6,640	238		Seiko Epson Corp	16,100	485
				Xerox Corp (b)	129,899	1,428
Aurubis AG	5,637	313				$2,534
Hyosung Corp	1,188	81
Hyundai Hysco Co Ltd (d)	329	13		Oil & Gas - 2.69%
Maruichi Steel Tube Ltd	7,262	204		Anadarko Petroleum Corp (b),(c)	15,554	1,309
NSK Ltd	20,986	231		Apache Corp (b)	13,180	1,045
Timken Co/The (b)	12,050	727		Baytex Energy Corp	400	15
Valmont Industries Inc (b)	700	102		BG Group PLC	60,239	1,096
Worthington Industries Inc (b)	5,000	199		BP PLC ADR	16,934	857
		$2,108		Cabot Oil & Gas Corp (b)	21,634	757
				Chesapeake Energy Corp (c)	6,415	166
Mining - 0.30%				Chevron Corp (b),(c)	20,443	2,358
African Rainbow Minerals Ltd	2,774	56		China Petroleum & Chemical Corp ADR	910	81
Alcoa Inc (b)	30,360	356		Cimarex Energy Co (b)	1,700	197
Allied Nevada Gold Corp (a),(c)	43,580	228		CNOOC Ltd ADR(b)	500	82
AngloGold Ashanti Ltd ADR(a)	3,000	53		Cobalt International Energy Inc (a),(b)	121,340	2,339
AuRico Gold Inc (c)	67,687	333		ConocoPhillips (b)	4,500	299
Cameco Corp	13,900	337		Devon Energy Corp (b)	40,224	2,591
Cameco Corp	14,300	346		Eni SpA	7,043	169
Cia de Minas Buenaventura SAA ADR	700	9		EOG Resources Inc (b)	1,200	227
Continental Gold Ltd (a)	61,313	280		Exxon Mobil Corp (b)	38,370	3,694
Grupo Mexico SAB de CV	20,400	62		Forest Oil Corp (a),(b)	131,509	264
Harmony Gold Mining Co Ltd ADR	9,800	32		Gazprom OAO ADR	22,332	172
Mitsubishi Materials Corp	31,000	97		Grupa Lotos SA (a)	5,230	71
Mitsui Mining & Smelting Co Ltd	12,000	32		Hess Corp (b)	8,000	640
Newmont Mining Corp (b)	27,180	632		HollyFrontier Corp (b)	3,418	156
Nippon Coke & Engineering Co Ltd	91,900	118		Idemitsu Kosan Co Ltd	2,400	49
Osisko Mining Corp (a)	86,409	550
Southern Copper Corp	300	9		Inpex Corp	56,631	720
Stillwater Mining Co (a),(b)	18,660	253		Japan Petroleum Exploration Co	8,800	323
				JX Holdings Inc	97,401	506
Sumitomo Metal Mining Co Ltd	10,000	131		Karoon Gas Australia Ltd (a)	135,461	379
		$3,914		Lukoil OAO ADR	1,755	96
Miscellaneous Manufacturing - 0.97%				Marathon Oil Corp (b)	14,300	479
3M Co (b)	8,025	1,081		Marathon Petroleum Corp (b)	9,104	764
Amano Corp	3,364	34		Murphy Oil Corp (b)	15,391	913
AO Smith Corp (b)	5,300	263		Murphy USA Inc (a)	2,200	89
Barnes Group Inc (c)	12,614	485		Nabors Industries Ltd (b)	8,431	194
Carlisle Cos Inc (b)	1,700	135		Neste Oil OYJ	10,070	216
CLARCOR Inc	100	6		Newfield Exploration Co (a),(b)	40,540	1,143
Colfax Corp (a)	200	14		Noble Energy Inc (b)	2,000	138
Crane Co (b)	4,400	314		Occidental Petroleum Corp (b),(c)	6,729	649
Donaldson Co Inc	600	26		Patterson-UTI Energy Inc (b)	11,000	320
Dover Corp (b)	900	85		PDC Energy Inc (a)	490	30
Eaton Corp PLC (b),(c)	17,648	1,319		PetroChina Co Ltd ADR(b)	400	42
FUJIFILM Holdings Corp	11,835	341		Petroleo Brasileiro SA ADR	10,300	120
Glory Ltd	4,900	128		Phillips 66 (b)	4,500	337
Harsco Corp (b)	8,700	219		Pioneer Natural Resources Co (c)	18,629	3,748
Hillenbrand Inc (b)	750	22		Polskie Gornictwo Naftowe i Gazownictwo	24,154	41
Ingersoll-Rand PLC (b)	6,400	391		SA
ITT Corp (b)	7,200	316		PTT Exploration & Production PCL	20,000	95
Konica Minolta Inc	36,000	367		Reliance Industries Ltd (f)	1,570	41
Nikkiso Co Ltd	9,000	114		Repsol SA	3,668	92
Orkla ASA	3,949	31		Rosneft OAO	5,840	39
Pall Corp (b)	6,755	581		SK Holdings Co Ltd	535	97
Parker Hannifin Corp (b)	3,275	395		SM Energy Co (b)	5,210	385
Pentair Ltd (b)	7,130	576		Southwestern Energy Co (a),(b)	52,274	2,161
Polypore International Inc (a)	9,877	342		Statoil ASA ADR	5,983	158
Shin-Etsu Polymer Co Ltd	28,200	102		Statoil ASA	6,509	172
Siemens AG ADR	1,245	166		Suncor Energy Inc	21,230	701
SPX Corp (b)	12,500	1,346		Surgutneftegas OAO ADR	6,174	47
Sulzer AG	798	113		Tatneft OAO ADR	1,090	39
Tenma Corp	10,700	136		Tesoro Corp (b)	4,180	213
Textron Inc (b)	33,414	1,326		Unit Corp (a),(b)	2,900	178
Tokai Rubber Industries Ltd	20,500	203		Valero Energy Corp (b)	4,900	235
Trelleborg AB	7,217	142		Whiting Petroleum Corp (a),(b)	4,400	302
Wartsila OYJ Abp	26,369	1,557		WPX Energy Inc (a)	3,100	55
		$12,676

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals (continued)
YPF SA ADR	9,300		$250		Mitsubishi Tanabe Pharma Corp	3,700		$55
			$35,141		Mylan Inc/PA (a),(b)	86,779		4,823
Oil & Gas Services - 0.58%					Nippon Shinyaku Co Ltd	8,700		167
Cameron International Corp (a),(b)	15,937		1,021		Novartis AG	3,411		284
					Omnicare Inc (b)	3,000		177
China Oilfield Services Ltd	16,000		44		Ono Pharmaceutical Co Ltd	7,221		716
Dresser-Rand Group Inc (a),(b)	17,368		944
Dril-Quip Inc (a)	200		22		Otsuka Holdings Co Ltd	5,100		157
					Paladin Labs Inc (a)	7,022		901
Halliburton Co (b),(c)	30,952		1,764		Patheon Inc (a)	34,507		319
Helix Energy Solutions Group Inc (a),(b)	19,060		451		Pfizer Inc (b)	158,047		5,076
ION Geophysical Corp (a),(b)	80,640		328		Portola Pharmaceuticals Inc (a)	14,285		348
Oceaneering International Inc (b)	4,600		329
Oil States International Inc (a)	1,500		142		Roche Holding AG	8,575		2,640
					Roche Holding AG ADR	10,744		412
Petroleum Geo-Services ASA	4,696		51		Sanofi ADR	5,555		288
RPC Inc	1,100		20		Santen Pharmaceutical Co Ltd	1,000		47
SEACOR Holdings Inc (a),(b)	2,000		177
Superior Energy Services Inc (b)	32,846		972		Shionogi & Co Ltd	49,185		1,069
					Sihuan Pharmaceutical Holdings Group Ltd	1,000		1
Trican Well Service Ltd	99,205		1,253		Sino Biopharmaceutical Ltd	204,000		190
			$7,518		Suzuken Co Ltd/Aichi Japan	5,300		201
Packaging & Containers - 0.49%					TESARO Inc (a)	4,495		148
Ball Corp (b)	22,969		1,276		Teva Pharmaceutical Industries Ltd ADR	39,945		1,993
Bemis Co Inc (b)	6,452		254		TherapeuticsMD Inc (a),(d)	188,331		1,294
Crown Holdings Inc (a),(b)	7,100		320		TherapeuticsMD Inc (a),(d),(e),(g)	15,388		106
Owens-Illinois Inc (a),(b)	50,627		1,717		UCB SA	270		22
Packaging Corp of America (b)	10,340		753					$63,866
Rock-Tenn Co	5,444		608		Pipelines - 0.11%
Sealed Air Corp (b)	29,494		1,004		Kinder Morgan Inc/DE (b)	45,270		1,442
Silgan Holdings Inc (c)	6,790		327
Sonoco Products Co	300		13
Toyo Seikan Group Holdings Ltd	11,100		195		Private Equity - 0.06%
			$6,467		American Capital Ltd (a),(b)	45,257		704
					Jafco Co Ltd	1,661		87
Pharmaceuticals - 4.89%								$791
3-D Matrix Ltd (a)	1,100		47
Abbott Laboratories (b)	30,708		1,222		Publicly Traded Investment Fund - 0.13%
AbbVie Inc (b)	2,800		142		Kennedy Wilson Europe Real Estate PLC (a)	400		7
Actavis PLC (a)	24,080		5,317		WisdomTree Japan Hedged Equity Fund	35,672		1,702
Actelion Ltd (a)	806		85					$1,709
Alfresa Holdings Corp	600		35
Algeta ASA (a)	25,567		1,523		Real Estate - 0.85%
Alkermes PLC (a),(b)	2,800		136		Aeon Mall Co Ltd	2,900		81
Allergan Inc/United States (b)	9,600		1,219		Agile Property Holdings Ltd	4,000		3
					Alexander & Baldwin Inc (b)	6,354		265
AmerisourceBergen Corp (b)	2,000		136
					BR Malls Participacoes SA	2,100		16
Astellas Pharma Inc	6,981		454		BR Properties SA	700		5
AstraZeneca PLC	21,875		1,487		CBRE Group Inc (a),(b)	290,671		8,124
AstraZeneca PLC ADR	37,760		2,559		China Overseas Land & Investment Ltd	12,000		32
Bayer AG	2,962		420
Bayer AG ADR	3,692		521		China Resources Land Ltd	10,000		23
Biofermin Pharmaceutical Co Ltd	1,290		36		Country Garden Holdings Co Ltd	9,000		5
Bristol-Myers Squibb Co (b),(c)	85,643		4,604		Emlak Konut Gayrimenkul Yatirim Ortakligi	7,174		7
Cadence Pharmaceuticals Inc (a)	4,830		68		AS
Cardinal Health Inc (b)	35,859		2,565		Evergrande Real Estate Group Ltd	23,000		10
Catamaran Corp (a),(b)	21,484		969		Growthpoint Properties Ltd	9,497		21
					Guangzhou R&F Properties Co Ltd	3,600		5
Chugai Pharmaceutical Co Ltd	7,300		187		Howard Hughes Corp/The (a)	300		41
Daiichi Sankyo Co Ltd	36,700		634		Hulic Co Ltd	5,373		62
Eisai Co Ltd	9,060		354		Jones Lang LaSalle Inc (b)	15,341		1,890
Eli Lilly & Co (b)	29,912		1,783
Endo Health Solutions Inc (a),(b)	10,980		876		Lippo Karawaci Tbk PT	63,500		5
Express Scripts Holding Co (a),(b)	14,753		1,111		Longfor Properties Co Ltd	2,000		3
Forest Laboratories Inc (a),(b)	20,150		1,966		Mitsubishi Estate Co Ltd	18,980		450
					Redefine Properties Ltd	14,262		13
Galenica AG	18		19		Relo Holdings Inc	1,096		61
GlaxoSmithKline PLC ADR	3,297		184
Hi-Tech Pharmacal Co Inc (a),(b)	20,958		909		Ruentex Development Co Ltd	3,000		5
Johnson & Johnson (b)	34,168		3,148		Shimao Property Holdings Ltd	7,500		15
Kaken Pharmaceutical Co Ltd	64		1		Sino-Ocean Land Holdings Ltd	8,000		4
Kyowa Hakko Kirin Co Ltd	4,000		43		SOHO China Ltd	4,500		3
McKesson Corp (b)	8,463		1,499		Yuexiu Property Co Ltd	20,000		4
Meda AB	9,397		142					$11,153
Medipal Holdings Corp	3,700		57		REITS - 0.87%
Merck & Co Inc (b),(c)	95,349		5,434		American Realty Capital Properties Inc	22,862		336
Merck KGaA	3,078		540		American Tower Corp (b)	21,276		1,733

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Retail (continued)
Apartment Investment & Management Co (b)	12,828	$383		Lululemon Athletica Inc (a)	16,369	$824
BRE Properties Inc	9,436	583		Macy's Inc (b)	9,828	569
CommonWealth REIT (b)	25,912	703		Marui Group Co Ltd	4,600	38
Corrections Corp of America	1,002	33		McDonald's Corp	16,424	1,563
Crown Castle International Corp	26,122	1,983		MSC Industrial Direct Co Inc	12,335	1,065
Daiwa Office Investment Corp	21	104		Nishimatsuya Chain Co Ltd	21,800	156
Fibra Uno Administracion SA de CV	4,300	14		Office Depot Inc (a)	80,606	397
GLP J-Reit	109	115		O'Reilly Automotive Inc (a)	1,100	166
Host Hotels & Resorts Inc (b)	14,873	292		Pal Co Ltd	10,400	183
Potlatch Corp (b)	27,650	1,096		Panera Bread Co (a),(b)	5,800	1,051
Public Storage	6,160	1,041		PetSmart Inc (b)	2,700	181
Rayonier Inc (b)	22,205	1,046		President Chain Store Corp	8,000	50
Regency Centers Corp (b)	6,373	324		PVH Corp (b)	11,369	1,437
Vornado Realty Trust (b)	3,073	296		Restoration Hardware Holdings Inc (a)	230	16
Weyerhaeuser Co (b)	41,872	1,236		Ross Stores Inc (b)	4,700	342
		$11,318		Ryohin Keikaku Co Ltd	694	63
				Sears Holdings Corp (a),(b)	4,900	219
Retail - 3.80%				Shimamura Co Ltd	1,700	154
Adastria Holdings Co Ltd	6,610	153		Shoppers Drug Mart Corp	29,316	1,596
Advance Auto Parts Inc (b),(c)	20,605	2,624		Signet Jewelers Ltd (b)	4,300	411
Aeon Co Ltd	900	11		Staples Inc (b)	153,489	2,086
American Eagle Outfitters Inc (b)	17,900	260		Starbucks Corp (b)	5,700	405
Ascena Retail Group Inc (a)	1,200	22		Stein Mart Inc (b)	16,633	226
Autogrill SpA (a)	9,866	96
AutoZone Inc (a)	1,862	1,003		Sugi Holdings Co Ltd	2,200	85
Barnes & Noble Inc (a)	800	15		Takashimaya Co Ltd	29,000	253
Best Buy Co Inc (b)	75,442	2,009		Tiffany & Co	3,280	306
				TJX Cos Inc/The (b)	6,200	381
Big Lots Inc (a),(b)	3,700	109		Tractor Supply Co (b)	1,500	106
Bloomin' Brands Inc (a)	58,568	1,472
Brinker International Inc (b)	700	39		Tsuruha Holdings Inc	4,600	429
				Tuesday Morning Corp (a)	21,780	341
Buckle Inc/The	700	32		Urban Outfitters Inc (a),(b)	9,304	348
CarMax Inc (a)	2,725	132
Casey's General Stores Inc (b)	4,742	325		USS Co Ltd	11,100	150
				VT Holdings Co Ltd	3,912	64
Cawachi Ltd	7,800	143		Walgreen Co (b)	71,543	4,861
Chico's FAS Inc (b)	6,900	114		Wal-Mart Stores Inc (b)	10,741	803
Chipotle Mexican Grill Inc (a)	1,110	627
				Williams-Sonoma Inc	1,800	105
Chiyoda Co Ltd	7,800	153		Woolworths Holdings Ltd/South Africa	19,603	116
Citizen Holdings Co Ltd	26,400	217		World Fuel Services Corp (b)	1,200	54
Costco Wholesale Corp (b)	700	82
CVS Caremark Corp (b)	19,414	1,420		Xebio Co Ltd	8,700	159
				Yum! Brands Inc (b)	3,161	234
Darden Restaurants Inc (b)	12,688	648		Zale Corp (a)	7,423	161
Dillard's Inc (b)	5,600	518
Dollar General Corp (a),(b)	15,224	912				$49,649
Dollar Tree Inc (a),(b)	2,978	163		Savings & Loans - 0.15%
Domino's Pizza Inc (b)	5,200	411		First Niagara Financial Group Inc	600	5
Don Quijote Holdings Co Ltd	2,151	117		Hudson City Bancorp Inc (b)	183,965	1,748
Doutor Nichires Holdings Co Ltd	7,200	115		People's United Financial Inc (b)	14,180	201
Dunkin' Brands Group Inc	7,865	406				$1,954
E-Mart Co Ltd	172	41
Ezcorp Inc (a),(b)	3,840	49		Semiconductors - 2.70%
				Analog Devices Inc (b)	20,099	1,021
Fast Retailing Co Ltd	413	143		Applied Materials Inc (b)	50,445	956
Foot Locker Inc (b)	12,200	509
Francesca's Holdings Corp (a)	21,521	421		ATMI Inc (a)	9,070	308
GameStop Corp (b)	62,091	2,317		Avago Technologies Ltd (b)	27,086	1,671
Gap Inc/The (b)	21,928	959		Broadcom Corp (b)	65,510	1,947
				Cree Inc (a),(b)	19,070	1,171
GNC Holdings Inc	3,500	163		Diodes Inc (a),(b)	19,928	475
GOME Electrical Appliances Holding Ltd	1,118,000	188		First Solar Inc (a),(b)	14,660	837
Guess? Inc (b)	9,000	273
Home Depot Inc/The (b)	20,098	1,649		Freescale Semiconductor Ltd (a)	22,300	507
				GT Advanced Technologies Inc (a)	41,378	593
Honeys Co Ltd	19,690	180		Intel Corp	22,366	554
HSN Inc	300	17		International Rectifier Corp (a)	700	19
Inditex SA	30	4		KLA-Tencor Corp (b)	7,945	518
Isetan Mitsukoshi Holdings Ltd	4,600	52		Lam Research Corp (a),(b)	29,535	1,527
J Front Retailing Co Ltd	42,000	267
Jack in the Box Inc (a),(b)	2,120	122		Linear Technology Corp	800	37
				LSI Corp (b)	258,500	2,867
Jin Co Ltd	900	25		Marvell Technology Group Ltd (b)	27,100	414
Jos A Bank Clothiers Inc (a),(b)	15,703	975
Kate Spade & Co (a)	19,411	664		Maxim Integrated Products Inc (b)	23,585	771
Kohl's Corp (b)	11,230	631		Micron Technology Inc (a)	79,105	1,914
K's Holdings Corp	12,571	344		Mimasu Semiconductor Industry Co Ltd	18,000	149
Lowe's Cos Inc (b)	63,045	3,154		Miraial Co Ltd	9,800	136

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors (continued)				Telecommunications (continued)
MKS Instruments Inc (b)	11,700	$352		AT&T Inc (b)	38,468	$1,229
NVIDIA Corp (b)	13,158	242		CenturyLink Inc (b)	72,380	2,263
NXP Semiconductor NV (a)	160,185	9,007		China Mobile Ltd ADR	5,500	262
ON Semiconductor Corp (a),(b)	27,700	259		China Telecom Corp Ltd	64,000	28
PMC-Sierra Inc (a),(b)	28,200	207		Ciena Corp (a),(b)	10,485	258
QLogic Corp (a)	12,900	147		Cincinnati Bell Inc (a),(b)	84,460	283
Realtek Semiconductor Corp	31,522	94		Cisco Systems Inc (b)	110,985	2,419
Rohm Co Ltd	15,510	806		Comtech Telecommunications Corp (b)	3,900	125
Rovi Corp (a)	1,000	25		Deutsche Telekom AG	23,174	392
Samsung Electronics Co Ltd	900	567		DigitalGlobe Inc (a)	44,643	1,388
Shinkawa Ltd	22,400	116		ENTEL Chile SA	2,663	31
Shinko Electric Industries Co Ltd	26,400	199		Far EasTone Telecommunications Co Ltd	19,000	39
SK Hynix Inc (a)	2,480	90		Freenet AG	6,570	222
Skyworks Solutions Inc (a)	22,952	814		GN Store Nord A/S	15,210	375
Sumco Corp	49,305	380		Hikari Tsushin Inc	1,600	139
SunEdison Inc (a)	59,493	1,092		JDS Uniphase Corp (a)	25,963	358
Taiwan Semiconductor Manufacturing Co Ltd	10,400	188		Juniper Networks Inc (a),(b)	59,608	1,594
ADR(b)				KDDI Corp	13,550	829
Tessera Technologies Inc (b)	11,538	251		KT Corp ADR(b)	2,000	28
Texas Instruments Inc	5,337	240		Leap Wireless International Inc (a),(b)	22,897	401
Tokyo Electron Ltd	30,957	1,775		Loral Space & Communications Inc (a)	3,650	288
		$35,243		Mobistar SA	7,570	125
				Motorola Solutions Inc (b)	5,508	364
Shipbuilding - 0.01%				NeuStar Inc (a)	200	7
Huntington Ingalls Industries Inc	500	51		Nippon Telegraph & Telephone Corp	11,934	672
Mitsui Engineering & Shipbuilding Co Ltd	49,000	101		Nisshinbo Holdings Inc	2,000	17
		$152		Nokia OYJ (a)	19,692	150
Software - 1.67%				NTT DOCOMO Inc	4,100	68
Accelrys Inc (a)	23,963	299		Palo Alto Networks Inc (a)	8,500	605
Activision Blizzard Inc (b),(c)	66,537	1,287		Parkervision Inc (a)	197,000	985
Acxiom Corp (a)	1,200	45		Polycom Inc (a),(b)	24,500	327
Adobe Systems Inc (a)	37,880	2,599		RF Micro Devices Inc (a)	37,918	268
Advent Software Inc	600	18		Sistema JSFC	6,037	149
Akamai Technologies Inc (a),(b)	15,113	924		SK Telecom Co Ltd ADR(b)	9,400	210
Allscripts Healthcare Solutions Inc (a)	800	15		SoftBank Corp	2,488	188
Alpha Systems Inc	4,500	62		Swisscom AG	158	94
Amadeus IT Holding SA	4,604	202		TDC A/S	6,979	69
ANSYS Inc (a),(c)	3,125	261		Telecom Italia SpA	78,600	89
Autodesk Inc (a),(b)	33,543	1,760		Telefonaktiebolaget LM Ericsson	38,027	492
Broadleaf Co Ltd	2,500	34		Telefonica Brasil SA ADR	3,900	73
Broadridge Financial Solutions Inc (b)	2,000	76		Telekomunikasi Indonesia Persero Tbk PT	2,100	82
CA Inc (b)	10,500	352		ADR
CareView Communications Inc (a)	203,245	102		Telenet Group Holding NV	101	6
Citrix Systems Inc (a),(b)	9,420	566		Telenor ASA	12,760	281
CommVault Systems Inc (a),(b)	1,700	117		Telephone & Data Systems Inc (b)	6,226	142
Compuware Corp (b)	22,856	250		TeliaSonera AB	5,093	39
Concur Technologies Inc (a)	14,901	1,840		Tim Participacoes SA ADR	39,597	980
Cresco Ltd	3,364	35		T-Mobile US Inc (a)	231,595	7,063
Digital River Inc (a),(b)	14,260	253		tw telecom inc (a),(b)	900	28
Dun & Bradstreet Corp/The (b)	7,232	718		Verizon Communications Inc (b)	76,236	3,628
Electronic Arts Inc (a)	946	27		Vodafone Group PLC ADR(a),(b)	14,325	595
Fidelity National Information Services Inc (b)	11,429	635		WirelessGate Inc	1,300	38
Fiserv Inc (a),(b)	17,732	1,029		Ziggo NV	30,618	1,396
GungHo Online Entertainment Inc	9,900	61				$32,777
Intuit Inc	900	70		Textiles - 0.01%
Microsoft Corp (b)	84,136	3,224		Mohawk Industries Inc (a),(b)	1,400	198
MSCI Inc (a),(b)	6,139	268
NSD Co Ltd	6,400	82
Oracle Corp (b)	59,078	2,311		Toys, Games & Hobbies - 0.25%
Salesforce.com Inc (a)	4,785	298		Hasbro Inc (b)	12,453	687
ServiceNow Inc (a)	400	27		Mattel Inc (b)	38,953	1,453
Tableau Software Inc (a)	2,420	228		Namco Bandai Holdings Inc	24,700	554
UBISOFT Entertainment (a)	24,317	397		Nintendo Co Ltd	4,150	513
Unit4 NV	25,082	1,336		Sanrio Co Ltd	1,600	61
		$21,808				$3,268

Telecommunications - 2.51%				Transportation - 0.68%
Amdocs Ltd	1,700	76		AP Moeller - Maersk A/S - B shares	14	171
America Movil SAB de CV ADR	15,600	302		Arkansas Best Corp (b)	1,903	63
Anixter International Inc (b)	600	64		Bristow Group Inc (b)	1,300	101
ARRIS Group Inc (a),(b)	5,373	154		Canadian National Railway Co	7,520	425

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	CONVERTIBLE PREFERRED STOCKS
Transportation (continued)				(continued)	Shares Held	Value(000	's)
Central Japan Railway Co	2,800	$327		Software - 0.00%
CH Robinson Worldwide Inc (b)	2,815	146		Cloudera Inc (a),(e)	3,756	$55
Con-way Inc (b)	4,900	187
CSX Corp (b)	9,184	255		TOTAL CONVERTIBLE PREFERRED STOCKS		$5,038
Deutsche Post AG	18,142	680		PREFERRED STOCKS - 0.24%	Shares Held	Value(000	's)
DSV A/S	5,456	175
East Japan Railway Co	2,600	203		Automobile Manufacturers - 0.02%
Era Group Inc (a),(b)	1,666	47		Porsche Automobil Holding SE	2,106	221
Expeditors International of Washington Inc (b)	5,875	232
FedEx Corp (b)	11,591	1,546		Banks- 0.20%
Kansas City Southern	3,980	374		Ally Financial Inc (f)	902	889
Keio Corp	4,000	28		Capital One Financial Corp	29,252	674
Keisei Electric Railway Co Ltd	7,000	62		SunTrust Banks Inc	48,783	1,089
Landstar System Inc (b)	2,100	121				$2,652
Nippon Express Co Ltd	14,000	65
Nippon Yusen KK	14,000	45		Consumer Products - 0.01%
Norfolk Southern Corp (b)	2,601	239		Henkel AG & Co KGaA	1,028	115
Old Dominion Freight Line Inc (a),(b)	8,587	457
Ryder System Inc	4,600	347		Electric - 0.01%
Teekay Corp	500	30		Cia Energetica de Sao Paulo	11,900	114
TNT Express NV	4,671	45
Tobu Railway Co Ltd	8,000	39
Tokyu Corp	10,000	61		Iron & Steel - 0.00%
Union Pacific Corp (b)	1,800	325		Metalurgica Gerdau SA	5,500	42
United Parcel Service Inc (b),(c)	18,896	1,809		Usinas Siderurgicas de Minas Gerais SA (a)	71	—
Werner Enterprises Inc (b)	1,400	36				$42
West Japan Railway Co	4,500	185		Retail - 0.00%
Yamato Holdings Co Ltd	1,200	25		Lojas Americanas SA	51	1
		$8,851		OSH 1 Liquidating Corp (a),(b),(e)	31	—
Water- 0.00%						$1
American Water Works Co Inc (b)	1,300	58		TOTAL PREFERRED STOCKS		$3,145
					Principal
TOTAL COMMON STOCKS		$760,748		BONDS- 23.01%	Amount (000's)	Value(000	's)
CONVERTIBLE PREFERRED STOCKS -				Aerospace & Defense - 0.06%
0.38%	Shares Held	Value(000	's)	Meccanica Holdings USA Inc
Banks- 0.04%				6.25%, 01/15/2040(f)	$800	$703
Wells Fargo & Co	445	524		Rockwell Collins Inc
				0.59%, 12/15/2016(h)	115	115

Electric - 0.05%						$818
Dominion Resources Inc/VA - Series A	4,239	242		Airlines - 0.07%
Dominion Resources Inc/VA - Series B	2,368	136		American Airlines 2013-2 Class C Pass
NextEra Energy Inc - 5.59% (b)	1,525	92		Through Trust
NextEra Energy Inc - 5.79%	1,950	102		6.00%, 01/15/2017(f)	350	357
NextEra Energy Inc - 5.89%	1,350	80		American Airlines Inc
		$652		7.50%, 03/15/2016(f)	200	207
				Virgin Australia 2013-1B Trust
Food- 0.01%				6.00%, 04/23/2022(e),(f)	360	377
Post Holdings Inc (f)	725	82
						$941

Internet - 0.00%				Apparel - 0.03%
Dropbox Inc (a),(e)	2,671	51		Jones Group Inc / Apparel Group Hold /
				Apparel Group USA / Footwear Acc Retail
				6.88%, 03/15/2019	350	358
Iron & Steel - 0.05%
ArcelorMittal	18,050	426		Automobile Asset Backed Securities - 0.25%
Cliffs Natural Resources Inc	10,174	201		AmeriCredit Automobile Receivables Trust
		$627		2013-4
Oil & Gas - 0.02%				3.31%, 10/08/2019(h)	294	300
Chesapeake Energy Corp (f)	300	335		Ford Credit Auto Owner Trust 2013-C
				0.55%, 04/15/2016(h)	622	623
				Honda Auto Receivables 2013-4 Owner Trust
REITS- 0.21%				0.69%, 09/18/2017(h)	740	742
Crown Castle International Corp	5,600	570		Hyundai Auto Receivables Trust
iStar Financial Inc	9,001	591		1.07%, 07/16/2018	130	130
Weyerhaeuser Co	28,482	1,551		Nissan Auto Receivables 2013-B Owner
		$2,712		Trust
				0.52%, 04/15/2016(h)	555	555

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Automobile Asset Backed Securities (continued)					Banks (continued)
Nissan Auto Receivables 2013-C Owner					JP Morgan Chase Bank NA
Trust					6.00%, 10/01/2017	$100	$115
0.67%, 08/15/2018(h)		$645	$646		Morgan Stanley
USAA Auto Owner Trust					6.63%, 04/01/2018	850	1,000
0.57%, 08/15/2017(h)		215	215		Royal Bank of Scotland Group PLC
			$3,211		6.13%, 12/15/2022	1,460	1,532
					Sberbank of Russia Via SB Capital SA
Automobile Floor Plan Asset Backed Securities - 0.07%					5.50%, 02/26/2024(f),(h)	3,000	2,959
Ally Master Owner Trust					Societe Generale SA
0.62%, 01/15/2019(h)		900	901		5.00%, 01/17/2024(f)	900	911
							$42,131
Automobile Manufacturers - 0.54%					Beverages - 0.35%
Chrysler Group LLC / CG Co-Issuer Inc
8.00%, 06/15/2019(f)		300	330		Beam Inc
8.25%, 06/15/2021(f)		400	453		3.25%, 05/15/2022	225	220
Daimler Finance North America LLC					3.25%, 06/15/2023	125	121
0.86%, 03/28/2014(f),(h)		1,400	1,401		CEDC Finance Corp International Inc
					8.00%, 04/30/2018(h)	3,072	2,862
0.92%, 08/01/2016(f),(h)		855	860
					Coca-Cola Co/The
Nissan Motor Acceptance Corp					0.34%, 11/01/2016(h)	985	986
0.00%, 03/03/2017(a),(e),(f),(h),(i)		1,025	1,025
0.95%, 09/26/2016(f),(h)		875	880		Crestview DS Merger Sub II Inc
					10.00%, 09/01/2021(f)	303	335
Volkswagen International Finance NV
0.68%, 11/18/2016(f),(h)		450	450				$4,524
0.83%, 11/20/2014(f),(h)		1,300	1,304		Building Materials - 0.05%
1.00%, 03/21/2014(f),(h)		300	300		CPG Merger Sub LLC
			$7,003		8.00%, 10/01/2021(f)	337	362
					Desarrolladora Homex SAB de CV
Banks- 3.22%					9.75%, 03/25/2020(f)	285	32
ADCB Finance Cayman Ltd
3.13%, 05/28/2023(h)		5,000	4,866		Texas Industries Inc
AKCB Finance Ltd					9.25%, 08/15/2020	200	232
3.25%, 10/22/2018		3,000	3,038				$626
Ally Financial Inc					Chemicals - 0.06%
3.13%, 01/15/2016		100	102		Hercules Inc
3.50%, 07/18/2016		100	103		6.50%, 06/30/2029	330	289
3.50%, 01/27/2019		535	539		Monsanto Co
4.63%, 06/26/2015		400	415		0.44%, 11/07/2016(h)	435	436
5.50%, 02/15/2017		1,100	1,202				$725
6.75%, 12/01/2014		300	312
8.30%, 02/12/2015		1,100	1,171		Coal- 0.01%
Banco Santander Brasil SA/Cayman Islands					Cloud Peak Energy Resources LLC / Cloud
8.00%, 03/18/2016(f)	BRL	2,155	846		Peak Energy Finance Corp
Bank of America Corp					6.38%, 03/15/2024(i)	80	83
1.28%, 01/15/2019(h)		$435	439
2.00%, 01/11/2018		600	603		Cosmetics & Personal Care - 0.03%
5.75%, 12/01/2017		1,400	1,597		Procter & Gamble Co/The
6.00%, 09/01/2017		700	799		0.32%, 11/04/2016(h)	445	445
6.40%, 08/28/2017		300	347
6.88%, 04/25/2018		600	715
Barclays Bank PLC					Credit Card Asset Backed Securities - 0.58%
14.00%, 06/15/2049(h)	GBP	800	1,805		American Express Credit Account Master
BBVA Bancomer SA/Texas					Trust
6.50%, 03/10/2021		$3,600	3,906		0.42%, 01/15/2020(h)	510	511
6.75%, 09/30/2022		1,000	1,098		0.98%, 05/15/2019(h)	265	265
Chinatrust Commercial Bank Hong Kong					American Express Credit Account Master
5.63%, 03/29/2049(h)		4,000	3,990		Trust 2013-1
CIT Group Inc					0.57%, 02/16/2021(h)	410	412
4.25%, 08/15/2017		1,700	1,783		American Express Credit Account Secured
4.75%, 02/15/2015(f)		600	617		Note Trust 2012-4
Credit Suisse/New York NY					0.39%, 05/15/2020(h)	520	519
0.56%, 08/24/2015(h)		1,000	1,000		BA Credit Card Trust
Goldman Sachs Group Inc/The					0.56%, 06/15/2021(h)	315	315
6.15%, 04/01/2018		700	807		Capital One Multi-Asset Execution Trust
HBOS PLC					0.20%, 11/15/2019(h)	530	526
5.37%, 06/30/2021	EUR	1,300	1,903		0.96%, 09/16/2019(h)	425	425
HSBC Bank USA NA/New York NY					Chase Issuance Trust
6.00%, 08/09/2017		$100	113		0.20%, 04/15/2019 (h)	755	750
JP Morgan Chase & Co					1.01%, 10/15/2018(h)	900	902
0.76%, 02/15/2017(h)		400	401		Citibank Credit Card Issuance Trust
4.25%, 11/02/2018	NZD	1,365	1,097		0.00%, 02/22/2019(a),(h),(i)	465	465

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Credit Card Asset Backed Securities (continued)					Engineering & Construction (continued)
Citibank Credit Card Issuance Trust					Odebrecht Finance Ltd
(continued)					8.25%, 04/25/2018(f)	BRL	300	$107
0.28%, 12/17/2018(h)		$470	$467		Odebrecht Offshore Drilling Finance Ltd
0.59%, 09/10/2020(h)		425	427		6.75%, 10/01/2022		$3,446	3,545
0.73%, 02/07/2018(h)		900	903					$5,849
1.32%, 09/07/2018(h)		440	445
World Financial Network Credit Card Master					Entertainment - 0.02%
Trust					WMG Acquisition Corp
0.53%, 12/15/2019(h)		305	305		6.00%, 01/15/2021(f)		262	274
			$7,637

Diversified Financial Services - 1.93%					Finance - Mortgage Loan/Banker - 0.21%
Baggot Securities Ltd					Fannie Mae
10.24%, 12/29/2049 (f)	EUR	4,000	5,956		1.63%, 11/27/2018		1,300	1,303
China Overseas Finance Cayman III Ltd					1.88%, 09/18/2018		1,400	1,422
5.38%, 10/29/2023		$3,000	2,948					$2,725
Doric Nimrod Air Finance Alpha Ltd 2012-1					Food- 0.09%
Class A Pass Through Trust					BRF SA
5.13%, 11/30/2024(f)		188	195		7.75%, 05/22/2018(f)	BRL	1,500	517
Ford Motor Credit Co LLC					Cosan Luxembourg SA
1.02%, 01/17/2017(h)		2,425	2,436		9.50%, 03/14/2018(f)		350	128
General Electric Capital Corp					KeHE Distributors LLC / KeHE Finance
0.47%, 01/14/2016(h)		460	460		Corp
7.13%, 12/29/2049(h)		1,000	1,135		7.63%, 08/15/2021(f)		$105	112
GMAC International Finance BV					US Foods Inc
7.50%, 04/21/2015	EUR	100	147		8.50%, 06/30/2019		372	403
Icahn Enterprises LP / Icahn Enterprises								$1,160
Finance Corp
4.88%, 03/15/2019(f)		$763	778		Gas- 0.12%
5.88%, 02/01/2022(f)		655	668		Intergas Finance BV
IM Cedulas 5					6.38%, 05/14/2017		1,500	1,618
3.50%, 06/15/2020	EUR	1,500	2,102
IM Cedulas 7					Healthcare - Products - 0.11%
4.00%, 03/31/2021		1,500	2,158		Baxter International Inc
International Lease Finance Corp					0.41%, 12/11/2014(h)		1,430	1,432
4.88%, 04/01/2015		$700	726
5.75%, 05/15/2016		200	216
8.62%, 09/15/2015(h)		300	331		Healthcare - Services - 0.10%
MAF Global Securities Ltd					CHS/Community Health Systems Inc
7.13%, 10/29/2049(h)		2,500	2,641		6.88%, 02/01/2022(f)		365	388
Schahin II Finance Co SPV Ltd					HCA Inc
5.88%, 09/25/2023(f)		862	843		7.88%, 02/15/2020		500	535
SLM Corp					WellCare Health Plans Inc
6.00%, 01/25/2017		100	109		5.75%, 11/15/2020		372	388
8.00%, 03/25/2020		100	116					$1,311
8.45%, 06/15/2018		500	592		Holding Companies - Diversified - 0.25%
Textron Financial Corp					KazAgro National Management Holding JSC
6.00%, 02/15/2067(f),(h)		700	625
					4.63%, 05/24/2023		3,660	3,322
			$25,182

Electric - 0.70%					Home Builders - 0.03%
Bulgarian Energy Holding EAD					KB Home
4.25%, 11/07/2018	EUR	3,000	4,084		7.00%, 12/15/2021		415	445
Cia de Eletricidade do Estado da Bahia
11.75%, 04/27/2016(f)	BRL	350	141
Enel SpA					Home Equity Asset Backed Securities - 0.68%
8.75%, 09/24/2073(f),(h)		$1,515	1,689		ACE Securities Corp Home Equity Loan Trust
Saudi Electricity Global Sukuk Co 2					Series 2005-HE7
5.06%, 04/08/2043		3,000	2,801		0.60%, 11/25/2035(h)		100	77
Southern California Edison Co					Asset Backed Securities Corp Home Equity
0.30%, 10/01/2014(h)		456	456		Loan Trust Series 2004-HE4
					0.96%, 06/25/2034(h)		100	85
			$9,171		Asset Backed Securities Corp Home Equity
Electronics - 0.05%					Loan Trust Series WMC 2005-HE5
Jabil Circuit Inc					0.76%, 06/25/2035(h)		100	81
4.70%, 09/15/2022		680	673		Bear Stearns Asset Backed Securities I Trust
					2006-HE4
					0.33%, 05/25/2036(h)		376	308
Engineering & Construction - 0.45%					Countrywide Asset-Backed Certificates
OAS Financial Ltd					0.30%, 08/25/2037 (h)		1,600	1,229
8.88%, 04/29/2049(h)		2,500	2,197

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Home Equity Asset Backed Securities (continued)					Media- 0.11%
HSI Asset Securitization Corp Trust 2006-					NBCUniversal Enterprise Inc
HE2					5.25%, 12/19/2049(f)	$635	$638
0.27%, 12/25/2036(h)		$2,143	$971		Ottawa Holdings Pte Ltd
IXIS Real Estate Capital Trust 2005-HE4					5.88%, 05/16/2018(f)	1,045	792
0.58%, 02/25/2036(h)		300	243				$1,430
Mastr Asset Backed Securities Trust 2005-
FRE1					Mortgage Backed Securities - 3.18%
0.66%, 10/25/2035(h)		1,188	790		Adjustable Rate Mortgage Trust 2004-4
					2.67%, 03/25/2035(h)	154	145
Mastr Asset Backed Securities Trust 2005-					Adjustable Rate Mortgage Trust 2004-5
NC1					2.56%, 04/25/2035 (h)	179	174
0.91%, 12/25/2034(h)		80	72
					2.61%, 04/25/2035(h)	331	328
Mastr Asset Backed Securities Trust 2006-
AM3					Alternative Loan Trust 2003-20CB
0.33%, 10/25/2036(h)		580	482		5.75%, 10/25/2033	165	174
Morgan Stanley ABS Capital I Inc Trust 2006-					Alternative Loan Trust 2003-4CB
					5.75%, 04/25/2033(h)	361	377
NC4
0.31%, 06/25/2036(h)		341	279		Alternative Loan Trust 2003-9T1
					5.50%, 07/25/2033(h)	143	146
Morgan Stanley ABS Capital I Inc Trust 2007-
HE2					Alternative Loan Trust 2004-14T2
0.25%, 01/25/2037(h)		1,974	1,107		5.50%, 08/25/2034	168	175
Morgan Stanley ABS Capital I Inc Trust 2007-					Alternative Loan Trust 2004-27CB
					6.00%, 12/25/2034(h)	603	599
HE5
0.50%, 03/25/2037(h)		1,881	999		Alternative Loan Trust 2004-J3
Morgan Stanley Home Equity Loan Trust					5.50%, 04/25/2034	161	169
2007-2					Alternative Loan Trust 2005-36
0.33%, 04/25/2037(h)		487	291		0.47%, 08/25/2035(h)	318	233
0.39%, 04/25/2037(h)		2,631	1,586		Alternative Loan Trust 2005-J1
Option One Mortgage Loan Trust 2007-1					5.50%, 02/25/2025	381	388
0.38%, 01/25/2037(h)		198	115		Alternative Loan Trust 2006-2CB
					6.00%, 03/25/2036(h)	368	307
Structured Asset Securities Corp Mortgage
Loan Trust 2006-GEL2					Alternative Loan Trust 2006-4CB
0.53%, 04/25/2036(f),(h)		200	167		5.50%, 04/25/2036	159	146
			$8,882		Alternative Loan Trust 2006-J4
					6.25%, 07/25/2036(h)	178	122
Insurance - 0.51%					Alternative Loan Trust 2007-11T1
American International Group Inc					6.00%, 05/25/2037	121	98
6.77%, 11/15/2017	GBP	1,000	1,932		Alternative Loan Trust 2007-4CB
Assicurazioni Generali SpA					5.75%, 04/25/2037	189	170
7.75%, 12/12/2042	EUR	1,200	1,971		Banc of America Alternative Loan Trust 2003-
Jackson National Life Global Funding					10
1.25%, 02/21/2017(f)		$1,000	993		5.50%, 12/25/2033	215	221
MetLife Capital Trust IV					5.50%, 12/25/2033(h)	325	334
7.88%, 12/15/2067(f)		500	584		Banc of America Alternative Loan Trust 2003-
Stone Street Trust					8
5.90%, 12/15/2015(f)		1,150	1,244		5.50%, 10/25/2033	226	234
			$6,724		Banc of America Alternative Loan Trust 2005-
					10
Investment Companies - 0.43%					5.75%, 11/25/2035(h)	993	928
1MDB Global Investments Ltd					Banc of America Commercial Mortgage Trust
4.40%, 03/09/2023(e)		6,000	5,636
					2007-2
					5.58%, 04/10/2049(h)	42	46
Iron & Steel - 0.42%					Banc of America Funding 2004-B Trust
Edgen Murray Corp					2.58%, 11/20/2034(h)	315	299
8.75%, 11/01/2020(f)		392	453		Banc of America Funding 2005-5 Trust
Samarco Mineracao SA					5.50%, 09/25/2035	140	147
5.75%, 10/24/2023		5,000	5,025		Banc of America Funding 2005-7 Trust
			$5,478		5.75%, 11/25/2035(h)	253	260
					Banc of America Funding 2007-E Trust
Lodging - 0.07%					2.75%, 09/20/2047(h)	363	273
MGM Resorts International					Banc of America Funding Corp
6.63%, 07/15/2015		800	853		0.61%, 07/25/2037(f),(h)	169	108
					Banc of America Mortgage 2005-A Trust
Machinery - Construction & Mining - 0.05%					3.06%, 02/25/2035(h)	104	105
BlueLine Rental Finance Corp					Banc of America Mortgage 2006-B Trust
7.00%, 02/01/2019(f)		70	74		6.06%, 11/20/2046(h)	92	79
Caterpillar Financial Services Corp					Bear Stearns ARM Trust 2004-10
0.00%, 03/03/2017(a),(h),(i)		530	530		2.69%, 01/25/2035(h)	8	8
			$604		Bear Stearns ARM Trust 2005-12
					2.57%, 02/25/2036(h)	202	160

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities				Deutsche Alt-A Securities Inc Mortgage Loan
Trust 2004-PWR2				Trust Series 2005-3
6.55%, 05/11/2039(f),(h)	$105	$108		5.25%, 06/25/2035	$235	$240
Chase Mortgage Finance Trust Series 2007-				Deutsche Alt-A Securities Inc Mortgage Loan
A1				Trust Series 2005-5
2.67%, 02/25/2037(h)	289	285		5.50%, 11/25/2035	187	174
CHL Mortgage Pass-Through Trust 2003-57				Deutsche Alt-A Securities Inc Mortgage Loan
5.50%, 01/25/2034	205	214		Trust Series 2005-6
CHL Mortgage Pass-Through Trust 2004-				5.50%, 12/25/2035(h)	182	154
HYB4				Extended Stay America Trust 2013-ESH
2.50%, 09/20/2034(h)	86	85		4.04%, 12/05/2031(f),(h)	857	883
CHL Mortgage Pass-Through Trust 2004-				Fannie Mae Trust 2002-W8
HYB8				0.56%, 09/25/2032(h)	95	94
3.56%, 01/20/2035(h)	163	161		FDIC 2013-N1 Trust
CHL Mortgage Pass-Through Trust 2005-1				4.50%, 10/25/2018(f)	289	293
0.48%, 03/25/2035(h)	340	260		FHLMC Multifamily Structured Pass Through
CHL Mortgage Pass-Through Trust 2005-11				Certificates
0.43%, 04/25/2035(h)	186	152		1.57%, 10/25/2021(d),(h)	196	19
CHL Mortgage Pass-Through Trust 2005-13				First Horizon Mortgage Pass-Through Trust
5.50%, 06/25/2035	9	9		2005-AR3
CHL Mortgage Pass-Through Trust 2005-21				2.61%, 08/25/2035(h)	348	328
5.50%, 10/25/2035(h)	303	275		GE Commercial Mortgage Corp Series 2007-
CHL Mortgage Pass-Through Trust 2005-31				C1 Trust
5.12%, 01/25/2036(h)	282	256		5.48%, 12/10/2049	921	1,005
CHL Mortgage Pass-Through Trust 2006-20				Ginnie Mae
6.00%, 02/25/2037(h)	397	365		0.51%, 07/16/2050(h)	5,269	178
Citicorp Mortgage Securities Trust Series				1.05%, 01/16/2053(h)	9,650	778
2006-4				1.06%, 06/16/2052(h)	1,747	125
6.00%, 08/25/2036(h)	142	145		GMACM Mortgage Loan Trust 2003-J7
Citigroup Commercial Mortgage Trust 2013-				5.00%, 11/25/2033	37	38
375P				GMACM Mortgage Loan Trust 2005-AR4
3.52%, 05/10/2035(f),(h)	370	335		3.10%, 07/19/2035(h)	207	191
Citigroup Mortgage Loan Trust 2005-11				GMACM Mortgage Loan Trust 2005-AR6
2.51%, 10/25/2035(h)	392	388		2.69%, 11/19/2035(h)	523	493
Citigroup Mortgage Loan Trust 2007-AR4				GS Mortgage Securities Trust 2007-GG10
2.79%, 03/25/2037(h)	216	169		5.81%, 08/10/2045(h)	450	471
Citigroup Mortgage Loan Trust Inc				GSC Capital Corp Mortgage Trust 2006-2
2.61%, 05/25/2035(h)	57	55		0.34%, 05/25/2036(h)	254	180
CitiMortgage Alternative Loan Trust Series				GSR Mortgage Loan Trust 2004-12
2006-A3				2.55%, 12/25/2034(h)	745	735
6.00%, 07/25/2036	73	65		GSR Mortgage Loan Trust 2004-14
CitiMortgage Alternative Loan Trust Series				2.75%, 12/25/2034(h)	268	268
2006-A4				GSR Mortgage Loan Trust 2005-AR6
6.00%, 09/25/2036	412	359		2.68%, 09/25/2035(h)	365	362
CitiMortgage Alternative Loan Trust Series				GSR Mortgage Loan Trust 2006-8F
2007-A6				6.00%, 09/25/2036	348	295
6.00%, 06/25/2037(h)	204	172		HarborView Mortgage Loan Trust 2005-9
6.00%, 06/25/2037(h)	318	269		0.49%, 06/20/2035(h)	572	537
CitiMortgage Alternative Loan Trust Series				Hilton USA Trust 2013-HLT
2007-A8				3.71%, 11/05/2030(f),(h)	275	278
6.00%, 10/25/2037(h)	320	278		4.41%, 11/05/2030(f),(h)	190	194
COBALT CMBS Commercial Mortgage Trust				4.45%, 11/05/2030(f),(h)	215	221
2006-C1				Impac Secured Assets Trust 2006-4
5.25%, 08/15/2048	325	336		0.33%, 01/25/2037(h)	206	168
Credit Suisse First Boston Mortgage Securities				IndyMac INDX Mortgage Loan Trust 2005-
Corp				AR16IP
2.57%, 05/25/2034(h)	375	363		0.80%, 07/25/2045(h)	368	333
2.60%, 12/25/2033(h)	118	114		IndyMac INDX Mortgage Loan Trust 2006-
2.66%, 11/25/2033(h)	141	135		AR5
5.25%, 05/25/2028	89	90		4.49%, 05/25/2036(h)	247	214
5.50%, 11/25/2035	265	236		JP Morgan Alternative Loan Trust
CSMC Mortgage-Backed Trust 2006-8				2.44%, 03/25/2036(h)	510	443
6.50%, 10/25/2021(h)	147	122		4.58%, 03/25/2036(h)	35	29
CSMC Series 2011-6R				JP Morgan Chase Commercial Mortgage
3.71%, 04/28/2037(f),(h)	444	276		Securities Trust 2006-LDP8
Del Coronado Trust 2013-DEL MZ				5.40%, 05/15/2045	1,353	1,476
5.15%, 03/15/2018(e),(f),(h)	200	201		JP Morgan Chase Commercial Mortgage
				Securities Trust 2006-LDP9
				5.26%, 05/15/2047	95	102

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage				Residential Asset Securitization Trust 2007-
Securities Trust 2007-LDP10				A6
5.46%, 01/15/2049	$250	$262		6.00%, 06/25/2037(h)		$257	$228
JP Morgan Chase Commercial Mortgage				RFMSI Series 2006-S1 Trust
Securities Trust 2013-JWRZ MZ				5.75%, 01/25/2036		221	228
6.15%, 04/15/2018(e),(f),(h)	134	135		RMAC Securities PLC
JP Morgan Mortgage Trust 2005-A2				0.67%, 06/12/2044(h)	GBP	574	895
2.49%, 04/25/2035(h)	386	387		STARM Mortgage Loan Trust 2007-1
JP Morgan Mortgage Trust 2005-A5				6.00%, 02/25/2037(h)		$1,044	1,036
2.86%, 08/25/2035(h)	167	169		Structured Adjustable Rate Mortgage Loan
JP Morgan Mortgage Trust 2005-S3				Trust
6.00%, 01/25/2036(h)	393	347		0.47%, 07/25/2035(h)		132	108
6.00%, 01/25/2036(h)	443	391		2.40%, 11/25/2034(h)		515	506
JP Morgan Mortgage Trust 2006-A7				Structured Asset Mortgage Investments II
2.53%, 01/25/2037(h)	476	422		Trust 2006-AR3
JP Morgan Mortgage Trust 2007-S1				0.37%, 04/25/2036(h)		644	478
5.75%, 03/25/2037	409	336		Structured Asset Securities Corp Mortgage
Lehman Mortgage Trust 2006-1				Pass-Through Certificates Series 2004-20
5.50%, 02/25/2036	58	59		5.75%, 11/25/2034		267	288
MASTR Adjustable Rate Mortgages Trust				Structured Asset Securities Mortgage Pass-
2004-7				Through Certificates Series 2001-21A
2.50%, 07/25/2034(h)	513	508		2.23%, 01/25/2032(h)		32	28
MASTR Adjustable Rate Mortgages Trust				Thornburg Mortgage Securities Trust 2007-2
2006-2				1.41%, 06/25/2037(h)		72	62
2.63%, 01/25/2036(h)	77	74		5.75%, 06/25/2037(h)		288	279
2.70%, 04/25/2036(h)	301	287		Wachovia Bank Commercial Mortgage Trust
MASTR Alternative Loan Trust 2003-9				Series 2007-C33
5.25%, 11/25/2033	136	141		5.93%, 02/15/2051(h)		174	192
MASTR Alternative Loan Trust 2004-5				WaMu Mortgage Pass-Through Certificates
5.50%, 06/25/2034	154	161		Series 2002-AR9 Trust
6.00%, 06/25/2034	169	178		1.53%, 08/25/2042(h)		19	18
MASTR Alternative Loan Trust 2004-8				WaMu Mortgage Pass-Through Certificates
6.00%, 09/25/2034	381	390		Series 2004-AR14 Trust
Merrill Lynch Alternative Note Asset Trust				2.40%, 01/25/2035(h)		305	307
Series 2007-F1				WaMu Mortgage Pass-Through Certificates
6.00%, 03/25/2037	355	259		Series 2004-CB2 Trust
6.00%, 03/25/2037	193	141		5.50%, 07/25/2034		109	115
Merrill Lynch Mortgage Investors Trust Series				WaMu Mortgage Pass-Through Certificates
MLCC 2005-3				Series 2006-AR19 Trust
0.41%, 11/25/2035(h)	83	78		0.87%, 01/25/2047(h)		914	876
0.41%, 11/25/2035(h)	545	524		2.03%, 01/25/2047(h)		441	398
Merrill Lynch Mortgage Investors Trust Series				WaMu Mortgage Pass-Through Certificates
MLCC 2006-2				Series 2006-AR7 Trust
2.10%, 05/25/2036(h)	93	94		2.28%, 07/25/2046(h)		375	364
Merrill Lynch Mortgage Investors Trust Series				WaMu Mortgage Pass-Through Certificates
MLCC 2007-1				Series 2006-AR8 Trust
2.57%, 01/25/2037(h)	166	158		2.41%, 08/25/2036(h)		226	196
Morgan Stanley Capital I Trust 2007-HQ12				Washington Mutual Mortgage Pass-Through
5.61%, 04/12/2049(h)	279	305		Certificates WMALT Series 2006-2 Trust
Morgan Stanley Capital I Trust 2007-IQ14				6.00%, 03/25/2036(h)		218	192
5.66%, 04/15/2049(h)	387	428		Wells Fargo Mortgage Backed Securities
Morgan Stanley Mortgage Loan Trust 2006-				2003-J Trust
11				2.61%, 10/25/2033(h)		74	75
6.00%, 08/25/2036(h)	263	230		Wells Fargo Mortgage Backed Securities
Motel 6 Trust				2004-A Trust
3.78%, 10/05/2025(f)	200	202		2.63%, 02/25/2034(h)		227	232
NAAC Reperforming Loan REMIC Trust				Wells Fargo Mortgage Backed Securities
Certificates Series 2004-R3				2005-11 Trust
0.61%, 02/25/2035(f),(h)	949	796		5.50%, 11/25/2035		89	93
Provident Funding Mortgage Loan Trust 2005-				Wells Fargo Mortgage Backed Securities
2				2005-12 Trust
2.65%, 10/25/2035(h)	174	172		5.50%, 11/25/2035		141	145
RALI Series 2004-QS2 Trust				Wells Fargo Mortgage Backed Securities
5.50%, 02/25/2034	333	335		2005-16 Trust
RALI Series 2007-QH7 Trust				6.00%, 01/25/2036(h)		365	361
0.41%, 08/25/2037(h)	805	585		Wells Fargo Mortgage Backed Securities
Residential Asset Securitization Trust 2005-				2005-17 Trust
A8CB				5.50%, 01/25/2036(h)		175	180
5.38%, 07/25/2035	548	471

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)					Other Asset Backed Securities (continued)
Wells Fargo Mortgage Backed Securities					Merrill Lynch Mortgage Investors Trust Series
2005-AR10 Trust					2005-FM1
2.62%, 06/25/2035(h)		$172	$174		0.64%, 05/25/2036(h)	$300	$261
			$41,609		Merrill Lynch Mortgage Investors Trust Series
					2006-RM4
Municipals - 0.01%					0.24%, 09/25/2037(h)	72	19
Junta de Castilla y Leon					Newcastle CDO V Ltd
6.51%, 03/01/2019	EUR	100	162		0.59%, 12/24/2039(f),(h)	200	195
					Ownit Mortgage Loan Trust Series 2005-5
Oil & Gas - 1.82%					0.76%, 10/25/2036(h)	180	122
BP Capital Markets PLC					Park Place Securities Inc Asset-Backed Pass-
0.66%, 11/07/2016(h)		$385	387		Through Certificates Series 2005-WCW
Continental Resources Inc/OK					0.69%, 07/25/2035(h)	200	161
5.00%, 09/15/2022		860	901		Park Place Securities Inc Asset-Backed Pass-
Gazprom OAO Via Gaz Capital SA					Through Certificates Series 2005-WCW3
4.95%, 07/19/2022		3,000	2,903		0.65%, 08/25/2035(h)	100	76
OGX Austria GmbH					Popular ABS Mortgage Pass-Through Trust
0.00%, 06/01/2018(a),(f)		800	46		2006-A
8.38%, 04/01/2022(f)		1,100	63		0.55%, 02/25/2036(h)	200	153
Pacific Rubiales Energy Corp					RAMP Series 2004-RS11 Trust
5.38%, 01/26/2019(f)		2,500	2,575		1.26%, 11/25/2034(h)	107	101
Pertamina Persero PT					Rise Ltd
6.00%, 05/03/2042		2,500	2,181		4.75%, 02/15/2039(e),(h)	1,000	1,008
Petroleos de Venezuela SA					Securitized Asset Backed Receivables LLC
5.25%, 04/12/2017		8,400	5,993		Trust 2005-OP1
5.50%, 04/12/2037		1,200	615		0.83%, 01/25/2035(h)	168	151
6.00%, 11/15/2026		4,000	2,220		Sierra Madre Funding Ltd
8.50%, 11/02/2017		5,000	4,038		0.54%, 09/07/2039(d),(e),(f),(h)	488	352
Petroleos Mexicanos					0.56%, 09/07/2039(d),(e),(f),(h)	1,194	863
7.65%, 11/24/2021(f),(h)	MXN	6,500	507		Sierra Timeshare 2012-1 Receivables Funding
Plains Exploration & Production Co					LLC
6.88%, 02/15/2023		$300	334		2.84%, 11/20/2028(f)	60	61
Rosneft Finance SA					Sierra Timeshare 2013-1 Receivables Funding
6.63%, 03/20/2017		500	550		LLC
Shell International Finance BV					1.59%, 11/20/2029(f),(h)	295	296
0.45%, 11/15/2016(h)		455	456		Sierra Timeshare 2013-3 Receivables Funding
			$23,769		LLC
					2.20%, 10/20/2030(f),(h)	432	434
Other Asset Backed Securities - 0.87%					Structured Asset Securities Corp Mortgage
ABFC 2007-WMC1 Trust					Loan Trust 2006-BC4
1.16%, 06/25/2037(h)		93	63		0.33%, 12/25/2036(h)	200	157
Ameriquest Mortgage Securities Trust 2006-					TAL Advantage V LLC
R1					3.55%, 11/20/2038(f),(h)	512	516
0.55%, 03/25/2036(h)		300	247		Triaxx Prime CDO 2007-1 Ltd
Bear Stearns Asset Backed Securities Trust					0.42%, 10/02/2039(f),(h)	171	115
2006-3					VOLT NPL X LLC
0.61%, 08/25/2036(h)		300	241		3.96%, 11/25/2053(e),(f),(h)	392	395
Belle Haven ABS CDO Ltd							$11,321
0.60%, 11/03/2044(d),(f),(h)		130	56
0.64%, 11/03/2044(d),(f),(h)		177	76		Packaging & Containers - 0.08%
Carrington Mortgage Loan Trust Series 2005-					Ardagh Packaging Finance PLC
OPT2					9.13%, 10/15/2020(f)	410	455
0.86%, 05/25/2035(h)		200	136		Ball Corp
COA Summit CLO Ltd 2014-1					5.75%, 05/15/2021	435	463
0.00%, 04/20/2023(a),(e),(f),(h),(i)		2,200	2,200		Beverage Packaging Holdings Luxembourg II
Countrywide Asset-Backed Certificates					SA / Beverage Packaging Holdings II
0.31%, 06/25/2047(h)		1,200	897		6.00%, 06/15/2017(f)	125	130
0.35%, 06/25/2047(h)		1,600	1,216				$1,048
First Franklin Mortgage Loan Trust 2004-FF8
1.58%, 10/25/2034(h)		91	67		Pharmaceuticals - 0.06%
					BioScrip Inc
GSAMP Trust 2006-NC2					8.88%, 02/15/2021(f)	380	390
0.40%, 06/25/2036(h)		260	148
					Johnson & Johnson
HSI Asset Securitization Corp Trust 2005-I1					0.30%, 11/28/2016(h)	430	430
0.55%, 11/25/2035(h)		200	128
Huntington CDO Ltd							$820
0.51%, 11/05/2040(d),(f),(h)		189	170		Pipelines - 0.01%
JP Morgan Mortgage Acquisition Trust 2006-					Copano Energy LLC / Copano Energy Finance
WMC3					Corp
0.27%, 08/25/2036(h)		464	240		7.13%, 04/01/2021	68	78

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Real Estate - 0.14%					Telecommunications (continued)
Lai Sun International Finance 2012 Ltd					Embarq Corp
5.70%, 01/18/2018		$1,000	$985		8.00%, 06/01/2036		$600	$639
Rialto Holdings LLC / Rialto Corp					Millicom International Cellular SA
7.00%, 12/01/2018(f)		863	880		6.63%, 10/15/2021(f)		1,800	1,877
			$1,865		Sprint Communications Inc
					6.00%, 12/01/2016		800	875
REITS- 0.02%					Telecom Italia Capital SA
Host Hotels & Resorts LP					6.00%, 09/30/2034		240	225
5.25%, 03/15/2022		265	288		6.38%, 11/15/2033		140	137
					7.72%, 06/04/2038		120	128
Retail - 0.24%					Verizon Communications Inc
Edcon Pty Ltd					1.77%, 09/15/2016(h)		1,200	1,233
9.50%, 03/01/2018	EUR	2,000	2,705		1.99%, 09/14/2018(h)		400	419
Foot Locker Inc					2.50%, 09/15/2016		300	311
8.50%, 01/15/2022		$410	488		3.65%, 09/14/2018		200	213
			$3,193		4.50%, 09/15/2020		200	217
					Virgin Media Finance PLC
Software - 0.05%					4.88%, 02/15/2022		275	248
Blackboard Inc								$7,311
7.75%, 11/15/2019(f)		665	688
					Transportation - 0.05%
					Canadian National Railway Co
Sovereign - 4.25%					0.44%, 11/06/2015(h)		610	610
Argentina Bonar Bonds
7.00%, 04/17/2017		2,000	1,687
Brazilian Government International Bond					Trucking & Leasing - 0.02%
8.50%, 01/05/2024	BRL	1,945	751		Aviation Capital Group Corp
Cyprus Government International Bond					3.88%, 09/27/2016(d),(f)		200	207
3.75%, 11/01/2015(f)	EUR	1,750	2,295
4.63%, 02/03/2020(f)		6,000	7,412		TOTAL BONDS			$300,705
Hellenic Republic Government International						Principal
Bond					CONVERTIBLE BONDS - 3.76%	Amount (000's)		Value(000	's)
5.00%, 08/22/2016	JPY	225,000	2,089
Iceland Government International Bond					Aerospace & Defense - 0.02%
5.88%, 05/11/2022		$2,350	2,511		L-3 Communications Holdings Inc
					3.00%, 08/01/2035(b)		225	293
Mexican Bonos
6.50%, 06/10/2021(h)	MXN	45,750	3,568
7.75%, 12/14/2017(h)		26,000	2,159		Airlines - 0.03%
7.75%, 11/13/2042(h)		35,500	2,791		Lufthansa Malta Blues LP
8.50%, 12/13/2018(h)		24,000	2,058		0.75%, 04/05/2017	EUR	200	387
Mexico Cetes
0.00%, 03/13/2014(a)		50,000	377
0.00%, 05/22/2014(a),(e)		470,000	3,519		Automobile Manufacturers - 0.16%
0.00%, 05/29/2014(a)		250,000	1,869		Ford Motor Co
0.00%, 08/07/2014(a),(e)		200,000	1,486		4.25%, 11/15/2016		$430	775
0.00%, 08/21/2014(a)		300,000	2,225		Tesla Motors Inc
Perusahaan Penerbit SBSN Indonesia					1.50%, 06/01/2018		325	661
6.13%, 03/15/2019(f)		$2,361	2,573		Volkswagen International Finance NV
					5.50%, 11/09/2015(f)	EUR	400	640
Residual Funding Corp Principal Strip
0.00%, 10/15/2019(a),(j)		100	89					$2,076
Slovenia Government Bond					Biotechnology - 0.27%
2.75%, 03/17/2015	EUR	400	563		BioMarin Pharmaceutical Inc
4.38%, 04/02/2014		500	692		0.75%, 10/15/2018		$83	97
Slovenia Government International Bond					1.50%, 10/15/2020		81	97
4.13%, 02/18/2019(f)		$900	925		Exelixis Inc
4.70%, 11/01/2016(d),(f)	EUR	500	734		4.25%, 08/15/2019(b)		200	284
5.25%, 02/18/2024(f),(k)		$6,000	6,129		Gilead Sciences Inc
Slovenia Ministry of Finance Treasury Bill					1.63%, 05/01/2016		300	1,091
0.00%, 10/16/2014(a)	EUR	400	549		Regeneron Pharmaceuticals Inc
0.00%, 02/12/2015(a)		1,400	1,913		1.88%, 10/01/2016(b)		450	1,779
Spain Government Bond					Theravance Inc
4.80%, 01/31/2024		3,000	4,600		2.13%, 01/15/2023		100	149
			$55,564					$3,497

Telecommunications - 0.56%					Building Materials - 0.11%
America Movil SAB de CV					Cemex SAB de CV
3.13%, 07/16/2022		$200	189		3.25%, 03/15/2016(b)		1,000	1,410
Brasil Telecom SA
9.75%, 09/15/2016(f)	BRL	605	232
Cricket Communications Inc
7.75%, 10/15/2020		$325	368

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)

Coal- 0.03%				Iron & Steel - 0.05%
Alpha Natural Resources Inc				United States Steel Corp
3.75%, 12/15/2017	$200	$185		2.75%, 04/01/2019	$284	$341
4.88%, 12/15/2020	100	94		4.00%, 05/15/2014	250	251
Peabody Energy Corp						$592
4.75%, 12/15/2066	195	155
		$434		Lodging - 0.09%
				MGM Resorts International
Commercial Services - 0.14%				4.25%, 04/15/2015(b)	800	1,233
Avis Budget Group Inc
3.50%, 10/01/2014(b)	625	1,825
				Machinery - Diversified - 0.03%
				Chart Industries Inc
Computers - 0.03%				2.00%, 08/01/2018(b)	300	419
SanDisk Corp

1.50%, 08/15/2017	235	359		Mining - 0.01%
				Stillwater Mining Co
Electric - 0.01%				1.75%, 10/15/2032	100	121
NRG Yield Inc
3.50%, 02/01/2019(f)	125	126
				Oil & Gas - 0.25%
				Chesapeake Energy Corp
Electrical Components & Equipment - 0.22%				2.50%, 05/15/2037	225	230
General Cable Corp				2.75%, 11/15/2035	65	68
5.00%, 11/15/2029(b),(h)	2,000	2,255		Essar Energy Investment Ltd
SunPower Corp				4.25%, 02/01/2016	3,500	2,922
4.50%, 03/15/2015(b)	400	613				$3,220

		$2,868		Oil & Gas Services - 0.04%
Environmental Control - 0.04%				Exterran Holdings Inc
Covanta Holding Corp				4.25%, 06/15/2014(b)	125	221
3.25%, 06/01/2014(b)	500	579		Hornbeck Offshore Services Inc
				1.50%, 09/01/2019	315	356

Healthcare - Products - 0.03%						$577
Hologic Inc				Pharmaceuticals - 0.06%
2.00%, 03/01/2042	435	446		Herbalife Ltd
				2.00%, 08/15/2019(f)	150	144
Home Builders - 0.15%				Mylan Inc/PA
Lennar Corp				3.75%, 09/15/2015	145	606
2.75%, 12/15/2020(b),(f)	775	1,560				$750
Standard Pacific Corp				REITS- 0.34%
1.25%, 08/01/2032	300	397		Annaly Capital Management Inc
		$1,957		5.00%, 05/15/2015(b)	350	357
Insurance - 0.20%				Digital Realty Trust LP
				5.50%, 04/15/2029(b),(f)	125	172
MGIC Investment Corp				Extra Space Storage LP
2.00%, 04/01/2020	300	441		2.38%, 07/01/2033 (f)	100	105
5.00%, 05/01/2017(b)	400	464
Radian Group Inc				Health Care REIT Inc
				3.00%, 12/01/2029(b)	825	975
2.25%, 03/01/2019	800	1,255		Host Hotels & Resorts LP
3.00%, 11/15/2017	275	416		2.50%, 10/15/2029 (b),(f)	750	1,141
		$2,576		SL Green Operating Partnership LP
Internet - 0.64%				3.00%, 10/15/2017(b),(f)	1,250	1,625
Equinix Inc						$4,375
4.75%, 06/15/2016(b)	1,325	3,079
priceline.com Inc				Semiconductors - 0.71%
0.35%, 06/15/2020(f)	548	696		Intel Corp
1.00%, 03/15/2018	209	322		2.95%, 12/15/2035	160	183
VeriSign Inc				3.25%, 08/01/2039	275	371
3.25%, 08/15/2037(b)	2,375	4,018		Microchip Technology Inc
				2.13%, 12/15/2037(b)	1,175	2,080
Web.com Group Inc				Micron Technology Inc
1.00%, 08/15/2018	200	247		2.13%, 02/15/2033 (f)	200	455
		$8,362		2.38%, 05/01/2032	975	2,496
Investment Companies - 0.04%				3.13%, 05/01/2032	570	1,439
Ares Capital Corp				Novellus Systems Inc
5.75%, 02/01/2016(b),(f)	525	572		2.63%, 05/15/2041	240	389
				NVIDIA Corp
				1.00%, 12/01/2018(f)	275	306
				SunEdison Inc
				2.00%, 10/01/2018(f)	200	288

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)

Semiconductors (continued)				Automobile Parts & Equipment - 0.03%
SunEdison Inc (continued)				TI Group Automotive Systems LLC, Term
2.75%, 01/01/2021(f)	$100	$146		Loan B
Xilinx Inc				5.50%, 03/27/2019(h)	$392	$395
2.63%, 06/15/2017	190	344

3.13%, 03/15/2037	450	801		Beverages - 0.03%
		$9,298		DS Waters of America Inc, Term Loan
Software - 0.02%				5.25%, 08/19/2020(h)	369	375
Nuance Communications Inc
2.75%, 11/01/2031	305	302		Building Materials - 0.01%
				Quikrete Cos Inc/The, Term Loan B
Telecommunications - 0.03%				4.00%, 09/18/2020(h)	145	145
Ciena Corp
3.75%, 10/15/2018(f)	270	398
				Chemicals - 0.16%
				Axalta Coating Systems US Holdings Inc,
Transportation - 0.01%				Term Loan
UTi Worldwide Inc				4.00%, 02/01/2020(h)	244	245
4.50%, 03/01/2019(e),(f),(i)	100	103		Chemtura Corp, Term Loan B
				3.50%, 08/29/2016(h)	55	56
TOTAL CONVERTIBLE BONDS		$49,155		Huntsman International LLC, Term Loan B
	Principal			0.00%, 01/31/2021(h),(l)	360	360
MUNICIPAL BONDS - 0.02%	Amount (000's)	Value(000	's)	MacDermid Inc, Term Loan
				4.00%, 06/05/2020(h)	154	155
Texas- 0.02%				Nexeo Solutions LLC, Term Loan B1
North Texas Higher Education Authority Inc				5.00%, 09/08/2017(h)	359	357
1.35%, 04/01/2040(h)	$203	$206		Nexeo Solutions LLC, Term Loan B2
				5.00%, 09/08/2017(h)	83	82
TOTAL MUNICIPAL BONDS		$206		OCI Beaumont LLC, Term Loan B2
SENIOR FLOATING RATE INTERESTS -	Principal			6.25%, 08/13/2019(h)	97	98
2.99%	Amount (000's)	Value(000	's)	Taminco Global Chemical Corp, Term Loan
Advertising - 0.06%				B
				3.25%, 02/15/2019(h)	195	195
Acosta Inc, Term Loan
4.25%, 03/03/2018(h)	$129	$130		Tata Chemicals North America Inc, Term
Affinion Group Inc, Term Loan B				Loan B
				3.75%, 08/07/2020(h)	95	95
6.75%, 10/09/2016(h)	180	177
Catalina Marketing Corp, Term Loan B				Univar Inc, Term Loan B
				5.00%, 06/30/2017(h)	428	425
5.25%, 10/07/2020(h)	324	326
Getty Images Inc, Term Loan B						$2,068
4.75%, 10/03/2019(h)	228	217		Coal- 0.14%
		$850		Arch Coal Inc, Term Loan
				6.25%, 05/16/2018(h)	1,295	1,277
Aerospace & Defense - 0.08%				Murray Energy Corp, Term Loan B
Accudyne Industries Borrower SCA, Term				5.25%, 11/21/2019 (h)	234	237
Loan
4.00%, 12/05/2019(h)	833	834		Peabody Energy Corp, Term Loan B
				4.25%, 09/20/2020(h)	299	300
Sequa Corp, Term Loan B
5.25%, 05/29/2017(h)	124	122				$1,814
TransDigm Inc, Term Loan C				Commercial Services - 0.23%
3.75%, 02/28/2020(h)	85	85		Audio Visual Services Corp, Term Loan
		$1,041		4.50%, 01/22/2021(h)	160	161
Agriculture - 0.03%				Brand Energy & Infrastructure Services Inc,
Arysta Lifescience SPC LLC, Term Loan				Term Loan B
				4.75%, 11/20/2020(h)	439	440
4.50%, 05/22/2020(h)	214	215
Pinnacle Operating Corp, Term Loan B				Brickman Group Ltd LLC/The, Term Loan B
				4.00%, 12/18/2020(h)	155	156
4.75%, 11/14/2018(h)	168	168
				Drew Marine, Term Loan
		$383		4.50%, 11/19/2020(h)	22	22
Automobile Manufacturers - 0.13%				Garda World Security Corp, Delayed-Draw
Chrysler Group LLC, Term Loan B				Term Loan B
3.25%, 12/05/2018(h)	1,000	995		3.99%, 11/06/2020(h)	40	40
3.50%, 05/24/2017(h)	516	517		Garda World Security Corp, Term Loan B
Navistar Inc, Term Loan B				4.00%, 11/06/2020(h)	156	157
5.75%, 08/16/2017(h)	175	177		Harland Clarke Holdings Corp, Term Loan B
		$1,689		5.50%, 06/30/2017(h)	310	309
				Inmar Inc, Term Loan B
				4.25%, 01/27/2021(h)	363	361
				KAR Auction Services Inc, Term Loan B
				3.75%, 05/19/2017(h)	199	199

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Commercial Services (continued)			Entertainment - 0.03%
Pacific Industrial Services BidCo Pty Ltd,			Kasima LLC, Term Loan B
Term Loan B			3.25%, 05/17/2021(h)	$265	$265
5.00%, 09/24/2018(h)	$259	$263	WMG Acquisition Corp, Term Loan B
Sedgwick Inc, Term Loan			3.75%, 07/07/2020(h)	123	123
0.00%, 02/11/2021(h),(l)	465	463			$388
TMS International Corp, Term Loan B
4.50%, 10/02/2020(h)	440	444	Environmental Control - 0.01%
		$3,015	Metal Services LLC, Term Loan B
			6.00%, 06/30/2017(h)	158	159
Computers - 0.02%
Oberthur Technologies of America Corp, Term
Loan B2			Food- 0.20%
5.75%, 10/09/2019(h)	140	141	ARAMARK Corp, Term Loan F
			3.25%, 02/21/2021(h)	415	413
SunGard Data Systems Inc, Term Loan E
4.00%, 03/07/2020(h)	154	155	Big Heart Pet Brands, Term Loan B
			3.50%, 02/21/2020(h)	785	785
		$296	Del Monte Foods Inc, Term Loan B
Consumer Products - 0.05%			4.25%, 01/26/2021(h)	155	155
Dell International LLC, Term Loan B			HJ Heinz Co, Term Loan B2
4.50%, 03/24/2020(h)	374	373	3.50%, 03/27/2020(h)	299	301
Dell International LLC, Term Loan C			3.50%, 03/27/2020(h)	398	401
3.75%, 09/24/2018(h)	98	97	Hostess Brands Inc, Term Loan B
Jarden Corp, Term Loan B1			6.75%, 03/12/2020(h)	260	270
2.91%, 09/30/2020(h)	140	140	Reddy Ice Corp, Term Loan
		$610	6.75%, 05/01/2019(h)	175	174
			Sprouts Farmers Markets Holdings LLC, Term
Distribution & Wholesale - 0.01%			Loan
Spin Holdco Inc, Term Loan B			4.00%, 04/12/2020(h)	145	145
4.25%, 11/08/2019(h)	90	90
					$2,644

			Food Service - 0.01%
Diversified Financial Services - 0.15%			Brasa Inc, Term Loan
American Beacon Advisors Inc, Term Loan B			11.00%, 01/18/2020(h)	84	84
4.75%, 11/20/2019(h)	340	340
Aptean Holdings Inc, Term Loan
0.00%, 02/21/2020(h),(l)	450	446	Hand & Machine Tools - 0.01%
Connolly Holdings Inc, Term Loan B			Harbor Freight Tools USA Inc, Term Loan B
5.00%, 01/22/2021(h)	75	76	4.75%, 07/25/2019(h)	90	91
Duff & Phelps LLC, Term Loan B
4.50%, 03/12/2020(h)	179	179
Flying Fortress Inc, Term Loan			Healthcare - Products - 0.06%
3.50%, 06/30/2017 (h)	177	177	Biomet Inc, Term Loan B2
			3.62%, 07/25/2017(h)	9	9
International Lease Finance Corp, Term Loan			3.66%, 07/25/2017(h)	423	424
0.00%, 02/26/2021(h),(l)	465	466	3.66%, 07/25/2017(h)	311	312
Springleaf Financial Funding Co, Term Loan			3.74%, 07/25/2017(h)	52	52
B2					$797
4.73%, 09/25/2019(h)	250	253
		$1,937	Healthcare - Services - 0.02%
			CHS/Community Health Systems Inc, Term
Electric - 0.05%			Loan D
Calpine Construction Finance Co LP, Delay-			4.25%, 01/27/2021(h)	90	91
Draw Term Loan B1-DD			National Mentor Holdings Inc, Term Loan B
3.00%, 04/24/2020(h)	264	260	4.75%, 01/31/2021(h)	132	133
Calpine Corp, Delay-Draw Term Loan DD					$224
4.00%, 10/30/2020(h)	65	66
NRG Energy Inc, Term Loan B			Home Furnishings - 0.03%
2.75%, 07/01/2018(h)	377	374	Tempur Sealy International Inc, Term Loan B
		$700	3.50%, 12/31/2019(h)	370	370

Electrical Components & Equipment - 0.03%
Generac Power Systems Inc, Term Loan B			Housewares - 0.03%
3.50%, 06/22/2018(h)	368	368	Wilsonart International Holding LLC, Term
			Loan B
			4.00%, 10/24/2019(h)	367	366
Electronics - 0.02%
Allflex Holdings III Inc, Term Loan
4.25%, 06/05/2020(h)	125	125	Insurance - 0.09%
Sensus USA Inc, Term Loan			AmWins Group LLC, Term Loan
8.50%, 05/09/2018(h)	80	80	5.00%, 02/20/2020(h)	193	194
		$205	Asurion LLC, Term Loan B1
			4.50%, 05/24/2019(h)	390	390
			Asurion LLC, Term Loan B2
			3.50%, 06/19/2020(h)	119	118

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Insurance (continued)			Metal Fabrication & Hardware (continued)
CGSC of Delaware Holdings Corp, Term			Crosby US Acquisition Corp, Term Loan
Loan			4.00%, 11/06/2020(h)	$315	$314
8.25%, 10/16/2020(h)	$145	$140			$531
CGSC of Delaware Holdings Corp, Term Loan
B			Mining - 0.04%
5.00%, 04/16/2020(h)	349	344	FMG Resources August 2006 Pty Ltd, Term
		$1,186	Loan B
			4.25%, 06/30/2019(h)	558	563
Internet - 0.03%
Dealertrack Technologies Inc, Term Loan
0.00%, 02/26/2021(h),(l)	146	147	Miscellaneous Manufacturing - 0.04%
Leonardo Acquisition Corp, Term Loan			Ascend Performance Materials Holdings Inc,
4.25%, 01/27/2021(h)	150	151	Term Loan B
			6.75%, 04/04/2018(h)	428	415
Zayo Group LLC, Term Loan B
4.00%, 06/15/2019(h)	163	163	Filtration Group Inc, Term Loan B
			4.50%, 11/13/2020(h)	125	126
		$461			$541
Investment Companies - 0.01%
Grosvenor Capital Management Holdings			Oil & Gas - 0.03%
			Fieldwood Energy LLC, Term Loan B
LLP, Term Loan B			3.88%, 09/28/2018(h)	160	160
3.75%, 11/25/2020(h)	170	169
			Pacific Drilling SA, Term Loan B
			4.50%, 05/18/2018(h)	199	200
Leisure Products & Services - 0.03%			Power Buyer LLC, Delay-Draw Term Loan
SRAM LLC, Term Loan B			DD
4.02%, 06/07/2018(h)	342	342	8.44%, 05/06/2020(h)	4	4
			Power Buyer LLC, Term Loan
			4.25%, 05/06/2020(h)	65	65
Lodging - 0.08%
Boyd Gaming Corp, Term Loan B					$429
4.00%, 08/07/2020(h)	175	175	Oil & Gas Services - 0.01%
Hilton Worldwide Finance LLC, Term Loan			Pinnacle Holdco Sarl, Term Loan
B			10.50%, 07/24/2020(h)	115	116
3.75%, 09/23/2020(h)	351	352	Stallion Oilfield Holdings Inc, Term Loan
La Quinta Intermediate Holdings, Term Loan			8.00%, 06/18/2018(h)	80	81
0.00%, 02/19/2021(h),(l)	145	145			$197
Las Vegas Sands LLC, Term Loan B
3.25%, 12/17/2020(h)	372	372	Packaging & Containers - 0.02%
		$1,044	Ardagh Holdings USA Inc, Delay-Draw Term
			Loan DD
Machinery - Construction & Mining - 0.03%			0.00%, 12/17/2019(h),(l)	70	70
TNT Crane & Rigging Inc, Term Loan			Ardagh Holdings USA Inc, Term Loan B
5.50%, 11/26/2020(h)	354	355	4.25%, 12/12/2019(h)	90	90
			FPC Holdings Inc, Term Loan
			5.25%, 11/15/2019(h)	125	124
Machinery - Diversified - 0.04%
Gardner Denver Inc, Term Loan					$284
4.25%, 07/23/2020(h)	389	387	Pharmaceuticals - 0.11%
Mirror BidCo Corp, Term Loan B			Akorn Inc, Term Loan B
4.25%, 12/28/2019(h)	77	78	0.00%, 11/13/2020(h),(l)	184	185
		$465	Amneal Pharmaceuticals LLC, Term Loan B
			5.75%, 10/31/2019(h)	309	311
Media- 0.18%			Patheon Inc, Term Loan
CSC Holdings LLC, Term Loan B			0.00%, 01/22/2021 (h),(l)	235	234
2.66%, 04/15/2020(h)	438	434
Cumulus Media Holdings Inc, Term Loan B			Pharmedium Healthcare Corp, Term Loan
4.25%, 12/18/2020(h)	130	131	4.25%, 01/22/2021(h)	125	125
Sinclair Television Group Inc, Term Loan B			Quintiles Transnational Corp, Term Loan B3
3.00%, 10/28/2016(h)	594	589	3.75%, 06/08/2018(h)	362	362
Springer Science & Business Media Inc, Term			Salix Pharmaceuticals Ltd, Term Loan B
			4.25%, 12/17/2019(h)	220	222
Loan
5.00%, 07/24/2020(h)	389	391			$1,439
Tribune Co, Term Loan B			Pipelines - 0.02%
4.00%, 11/20/2020(h)	390	390	Energy Transfer Equity LP, Term Loan
Virgin Media Investment Holdings Ltd, Term			3.25%, 11/15/2019(h)	265	265
Loan B
3.50%, 02/15/2020(h)	370	369
		$2,304	Private Equity - 0.01%
			HarbourVest Partners LLC, Term Loan
Metal Fabrication & Hardware - 0.04%			3.25%, 02/04/2021(h)	102	101
AFGlobal Corp, Term Loan B
5.00%, 01/22/2020(h)	216	217

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

REITS- 0.03%			Telecommunications (continued)
Crown Castle Operating Co, Term Loan B			SBA Senior Finance II LLC, Term Loan B
3.25%, 01/31/2019(h)	$438	$438	0.00%, 03/24/2021(h),(l)	$105	$105
					$2,262
Retail - 0.05%			TOTAL SENIOR FLOATING RATE INTERESTS		$39,036
Hudson's Bay Co, Term Loan B			U.S. GOVERNMENT & GOVERNMENT	Principal
4.75%, 10/07/2020(h)	194	197	AGENCY OBLIGATIONS - 11.91%	Amount (000's)	Value (000's)
J Crew Group Inc, Term Loan			Federal Home Loan Bank - 1.07%
0.00%, 02/26/2021(e),(h),(l)	340	339	0.05%, 04/30/2014(m)	$2,500	$2,500
Serta Simmons Holdings LLC, Term Loan B			0.08%, 04/10/2014(m)	4,600	4,600
4.25%, 09/19/2019(h)	71	71	0.08%, 05/16/2014(m)	6,800	6,799
		$607			$13,899
Semiconductors - 0.05%			Federal Home Loan Mortgage Corporation (FHLMC) -
Microsemi Corp, Term Loan B2			0.06%
3.50%, 02/19/2020(h)	299	300	0.13%, 08/01/2014(m)	800	800
NXP BV, Term Loan D
3.25%, 01/10/2020(h)	204	204	Federal National Mortgage Association (FNMA) - 0.94%
Vat Holdings AG, Term Loan			0.08%, 07/14/2014(m)	12,300	12,298
0.00%, 01/28/2021(h),(l)	114	114
		$618
			U.S. Treasury - 4.68%
Software - 0.25%			0.13%, 07/31/2014	400	400
Activision Blizzard Inc, Term Loan B			0.13%, 04/30/2015	8,300	8,298
3.25%, 07/26/2020(h)	140	140	0.25%, 05/31/2014	400	400
Blackboard Inc, Term Loan B3			0.25%, 06/30/2014	200	200
4.75%, 10/04/2018(h)	310	312	0.25%, 08/31/2014	200	200
BMC Foreign Holding Co, Term Loan B			0.25%, 09/15/2014	100	100
5.00%, 08/07/2020(h)	199	200	0.25%, 09/30/2014	1,400	1,401
BMC Software Finance Inc, Term Loan B			0.25%, 09/30/2015	5,200	5,202
5.00%, 08/07/2020(h)	400	401	0.38%, 02/15/2016	1,700	1,702
Infor US Inc, Term Loan B5			0.38%, 03/15/2016	1,000	1,001
3.75%, 06/03/2020(h)	445	444	0.50%, 08/15/2014	2,100	2,104
Nuance Communications Inc, Term Loan C			0.63%, 07/15/2014	2,800	2,806
2.91%, 03/31/2016(h)	125	123	0.63%, 12/15/2016	1,500	1,501
Open Text ULC, Term Loan B			0.63%, 04/30/2018	17,700	17,275
3.25%, 12/18/2020(h)	260	260	1.00%, 05/15/2014(n)	1,000	1,002
Renaissance Learning Inc, Term Loan			1.38%, 07/31/2018	15,600	15,640
5.00%, 10/16/2020(h)	399	401	1.50%, 06/30/2016	700	717
Rocket Software Inc, Term Loan			2.13%, 02/29/2016	1,200	1,243
10.25%, 02/08/2019(h)	150	150			$61,192
SS&C Technologies Holdings Europe SARL,
Term Loan B2			U.S. Treasury Bill - 4.72%
3.25%, 06/08/2019(h)	30	30	0.03%, 03/20/2014(k),(m)	15,000	15,000
SS&C Technologies Inc, Term Loan B1			0.04%, 05/22/2014(k),(m)	18,000	17,998
3.25%, 06/08/2019(h)	291	292	0.05%, 04/17/2014(m)	21,200	21,199
TriZetto Corp, Term Loan			0.10%, 06/05/2014(m)	1,000	1,000
8.50%, 03/27/2019(h)	55	54	0.14%, 08/21/2014(m),(o)	6,505	6,503
TriZetto Corp, Term Loan B					$61,700
4.75%, 05/02/2018(h)	270	269
			U.S. Treasury Inflation-Indexed Obligations - 0.44%
Verint Systems Inc, Term Loan B			0.13%, 01/15/2023	505	493
3.50%, 09/06/2019(h)	255	255
			0.63%, 07/15/2021	4,446	4,640
		$3,331	0.75%, 02/15/2042	722	625
Telecommunications - 0.17%					$5,758
Alcatel-Lucent USA Inc, Term Loan C			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.50%, 01/29/2019(h),(l)	1,155	1,164	OBLIGATIONS		$155,647
Cincinnati Bell Inc, Term Loan B				Principal
4.00%, 08/20/2020(h)	175	174	CERTIFICATE OF DEPOSIT - 0.15%	Amount (000's)	Value (000's)
Integra Telecom Holdings Inc, Term Loan			Banks- 0.15%
5.25%, 02/22/2019(h)	60	60
			Intesa Sanpaolo SpA/New York NY
Level 3 Financing Inc, Term Loan BI			1.65%, 04/07/2015(i)	2,000	2,000
3.95%, 01/15/2020(h)	278	279
Level 3 Financing Inc, Term Loan BIII
3.94%, 08/01/2019(h)	70	71	TOTAL CERTIFICATE OF DEPOSIT		$2,000
LTS Buyer LLC, Term Loan B
4.00%, 04/01/2020(h)	305	304
SBA Senior Finance II LLC, Term Loan
0.00%, 03/24/2021(h),(l)	105	105

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Maturity	REPURCHASE AGREEMENTS	Maturity
REPURCHASE AGREEMENTS - 3.37% Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)

Banks- 3.37%	Banks (continued)
Barclays Bank PLC Repurchase Agreement on $	6,393	$6,395	Investment in Joint Trading Account; Credit	2,744	2,744
securities sold short; (0.15)% dated	Suisse Repurchase Agreement; 0.04%
12/12/2013 (collateralized by Petroleos de	dated 02/28/2014 maturing 03/03/2014
Venezuela SA; $6,677,573; 4.90%; dated	(collateralized by US Government
10/28/14)(a),(p)	Securities; $2,798,986; 0.00%; dated
Barclays Bank PLC Repurchase Agreement on	1,938	1,938	11/15/21 - 05/15/40)
securities sold short; (0.15)% dated	Investment in Joint Trading Account; Deutsche	3,430	3,430
01/29/2014 (collateralized by Vale	Bank Repurchase Agreement; 0.05% dated
Overseas Ltd; $2,006,955; 4.38%; dated	02/28/2014 maturing 03/03/2014
01/11/22)(a),(p)	(collateralized by US Government
Barclays Bank PLC Repurchase Agreement on	5,108	5,109	Securities; $3,498,733; 0.00% - 7.13%;
securities sold short; (0.20)% dated	dated 03/06/14 - 05/04/37)
01/23/2014 (collateralized by Russian	Investment in Joint Trading Account; Merrill	1,774	1,774
Foreign Bond - Eurobond; $5,187,865;	Lynch Repurchase Agreement; 0.04%
4.88%; dated 09/16/23)(a),(p)	dated 02/28/2014 maturing 03/03/2014
Barclays Bank PLC Repurchase Agreement on	2,581	2,582	(collateralized by US Government
securities sold short; (0.25)% dated	Securities; $1,809,449; 0.00% - 4.15%;
12/24/2013 (collateralized by Petroleos de	dated 03/21/14 - 05/27/33)
Venezuela SA; $2,695,827; 4.90%; dated	$44,016
10/28/14)(a),(p)	TOTAL REPURCHASE AGREEMENTS	$44,016
Barclays Bank PLC Repurchase Agreement on	1,047	1,048	TOTAL PURCHASED OPTIONS - 0.01%	$184
securities sold short; (0.30)% dated	TOTAL PURCHASED INTEREST RATE SWAPTIONS -
12/12/2013 (collateralized by Brazilian	0.00%	$48
Government International Bond;	TOTAL PURCHASED FORWARD VOLATILITY
$1,076,010; 4.88%; dated 01/22/21)(a),(p)	AGREEMENTS - 0.01%	$85
Barclays Bank PLC Repurchase Agreement on	3,189	3,192	Total Investments	$1,360,013
securities sold short; (0.45)% dated	Liabilities in Excess of Other Assets, Net - (4.05)%	$(52,940)
12/12/2013 (collateralized by Hungary	TOTAL NET ASSETS - 100.00%	$1,307,073
Government International Bond;
$3,364,688; 6.38%; dated 03/29/21)(a),(p)
Barclays Bank PLC Repurchase Agreement	2,043	2,044	(a)	Non-Income Producing Security
(0.50)% dated 01/23/2014 (collateralized	(b)	Security or a portion of the security was pledged as collateral for short
by Minerva Luxembourg SA; $1,996,708;	sales. At the end of the period, the value of these securities totaled
7.75%; dated 01/31/23)(a),(p)	$175,341 or 13.41% of net assets.
Barclays Bank PLC Repurchase Agreement on	2,030	2,031	(c)	Security or a portion of the security was pledged to cover margin
securities sold short; (0.55)% dated	requirements for options contracts. At the end of the period, the value of
01/29/2014 (collateralized by Corp	these securities totaled $21,964 or 1.68% of net assets.
Nacional del Cobre de Chile; $2,077,136;	(d)	Security is Illiquid
4.50%; dated 08/13/23)(a),(p)	(e)	Fair value of these investments is determined in good faith by the
Barclays Bank PLC Repurchase Agreement on	2,676	2,678	Manager under procedures established and periodically reviewed by the
securities sold short; (0.70)% dated	Board of Directors. At the end of the period, the fair value of these
02/04/2014 (collateralized by Edcon	securities totaled $17,857 or 1.37% of net assets.
Holdings Pty Ltd; $2,689,019; 13.38%;	(f)	Security exempt from registration under Rule 144A of the Securities Act of
dated 06/30/19)(a),(p)	1933. These securities may be resold in transactions exempt from
Barclays Bank PLC Repurchase Agreement on	1,005	1,007	registration, normally to qualified institutional buyers. Unless otherwise
securities sold short; (0.70)% dated	indicated, these securities are not considered illiquid. At the end of the
12/12/2013 (collateralized by Turkiye	period, the value of these securities totaled $79,776 or 6.10% of net
Garanti Bankasi AS; $1,036,796; 6.25%;	assets.
dated 04/20/21)(a),(p)	(g)	Restricted Security. At the end of the period, the value of this security
Barclays Bank PLC Repurchase Agreement on	1,782	1,782	totaled $106 or 0.01% of the net assets. The security was purchased
securities sold short; (1.00)% dated	September 26, 2012 at a cost of $33.
02/26/2014 (collateralized by Ukraine	(h)	Variable Rate. Rate shown is in effect at February 28, 2014.
Government International Bond;	(i)	Security purchased on a when-issued basis.
$1,860,000; 9.25%; dated 07/24/17)(a),(p)	(j)	Security is a Principal Only Strip.
Barclays Bank PLC Repurchase Agreement on	3,080	3,082	(k)	Security or portion of the security was pledged as collateral for reverse
securities sold short; (1.00)% dated	repurchase agreements. At the end of the period, the value of these
01/31/2014 (collateralized by Bangkok	securities totaled $33,939 or 2.60% of net assets.
Bank PCL/Hong Kong; $3,148,061; 4.80%;	(l)	This Senior Floating Rate Note will settle after February 28, 2014, at
dated 10/18/20)(a),(p)	which time the interest rate will be determined.
Barclays Bank PLC Repurchase Agreement on	983	985	(m)	Rate shown is the discount rate of the original purchase.
securities sold short; (1.00)% dated	(n)	Security or a portion of the security was pledged to cover margin
12/12/2013 (collateralized by Country	requirements for swap and/or swaption contracts. At the end of the period,
Garden Holdings Co Ltd; $966,458; 7.50%;	the value of these securities totaled $474 or 0.04% of net assets.
dated 01/10/23)(a),(p)	(o)	Security or a portion of the security was pledged to cover margin
Investment in Joint Trading Account; Barclays $	2,195	$2,195	requirements for futures contracts. At the end of the period, the value of
Bank PLC Repurchase Agreement; 0.03%	these securities totaled $505 or 0.04% of net assets.
dated 02/28/2014 maturing 03/03/2014	(p)	Although the maturity date of the repurchase agreement is open-ended
(collateralized by US Government	through the maturity date of the collateral, the Fund has a right to
Securities; $2,239,189; 0.63% - 2.00%;	terminate the repurchase agreement and demand repayment from the
dated 11/15/16 - 11/30/20)	counterparty at any time with two days' notice.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		18 .85%
Government		14 .31%
Consumer, Non-cyclical		13 .89%
Consumer, Cyclical		10 .40%
Communications		9 .56%
Industrial		9 .06%
Technology		7.91%
Energy		5 .85%
Mortgage Securities		5.25%
Basic Materials		4 .03%
Asset Backed Securities		2 .45%
Utilities		2 .03%
Diversified		0 .29%
Exchange Traded Funds		0 .13%
Revenue Bonds		0.02%
Purchased Forward Volatility Agreements		0.01%
Purchased Options		0.01%
Purchased Interest Rate Swaptions		0 .00%
Investments Sold Short		(25.33)%
Other Assets in Excess of Liabilities, Net		21 .28%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA	ABX.HE.AAA.06-2 BP	(0.11)%	05/25/2046		$92	$22	$36	$(14)
Bank of America NA	Australia & New Zealand Banking	(1.00)%	06/20/2018		100	(1)	(1)	—
	Group; 3.75%; 03/10/2017
Bank of America NA	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017		100	(2)	1	(3)
Bank of America NA	CDX.ITRAXX.JPY16.5Y	(1.00)%	12/20/2016	JPY	10,000	(2)	3	(5)
Bank of America NA	Costco Wholesale Corp; 5.50%;	(1.00)%	03/20/2017		$200	(5)	(3)	(2)
	03/15/2017
Bank of America NA	DDR Corp; 7.50%; 07/15/2018	(1.00)%	09/20/2017		200	(2)	6	(8)
Bank of America NA	Limited Brands; 6.90%; 07/15/2017	(1.00)%	03/20/2017		200	(1)	6	(7)
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	(2)	—	(2)
	07/15/2017
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	03/20/2017		700	(16)	2	(18)
	07/15/2017
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	03/20/2017		400	(10)	(1)	(9)
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	12/20/2017		100	(2)	—	(2)
	11/10/2015
Bank of America NA	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(2)	(1)	(1)
Bank of America NA	Standard Chartered Bank	(1.00)%	06/20/2017	EUR	100	(1)	2	(3)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	09/20/2017		$200	(5)	(4)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		200	(4)	(3)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	06/20/2017		100	(3)	(2)	(1)
Barclays Bank PLC	ABX.HE.AAA.07-1 BP	(0.09)%	08/25/2037		87	34	43	(9)
Barclays Bank PLC	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	06/20/2017	EUR	100	(2)	7	(9)
Barclays Bank PLC	EI Du Pont de Nemours; 5.25%;	(1.00)%	03/20/2018		$100	(3)	(2)	(1)
	12/15/2016
Barclays Bank PLC	Frontier Communications Corp; 9%;	(5.00)%	03/20/2019		475	(54)	(52)	(2)
	08/15/2031
Barclays Bank PLC	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(3)	(1)	(2)
Barclays Bank PLC	Qwest; 7.20%; 11/10/2026	(1.00)%	03/20/2018		100	(1)	—	(1)
Barclays Bank PLC	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	03/20/2018		100	(3)	(2)	(1)
Barclays Bank PLC	Xerox Corp; 6.35%; 05/15/2018	(1.00)%	12/20/2018		100	—	1	(1)
Barclays Bank PLC	Xerox Corp; 6.35%; 05/15/2018	(1.00)%	12/20/2018		100	(1)	1	(2)
BNP Paribas	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017		300	(6)	—	(6)
BNP Paribas	Newell Rubbermaid Inc; 6.25%;	(1.00)%	06/20/2018		100	(2)	(1)	(1)
	04/15/2018
BNP Paribas	UPS;8.38%; 04/01/2030	(1.00)%	09/20/2017		200	(7)	(5)	(2)
Citigroup Inc	Brazilian Government International	(1.00)%	03/20/2019		3,650	121	183	(62)
	Bond;12.25%; 03/06/2030
Citigroup Inc	CDX.ITRAXX.ASIA	(1.00)%	06/20/2018		2,500	10	9	1

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
Counterparty (Issuer)	Reference Entity		(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citigroup Inc	Russian Agricultural Bank OJSC Via		(1.00)%	03/20/2019		5,000	358	389	(31)
	RSHB Capital SA; 6.30%; 05/15/2017
Credit Suisse	Ericsson LM Telefon AB; 5.38%;		(1.00)%	09/20/2017	EUR	100	$(3)	$2	$(5)
	06/27/2017
Credit Suisse	Ericsson LM Telefon AB; 5.38%;		(1.00)%	03/20/2018		100	(2)	2	(4)
	06/27/2017
Credit Suisse	Nordstrom Inc; 6.95%; 03/15/2028		(1.00)%	12/20/2017		$200	(4)	(1)	(3)
Deutsche Bank AG	Arrow Electronics Inc; 6.88%;		(1.00)%	03/20/2017		100	(2)	—	(2)
	06/01/2018
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014		(1.00)%	03/20/2017	EUR	200	(4)	6	(10)
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014		(1.00)%	03/20/2018		100	(2)	1	(3)
Deutsche Bank AG	First Data Corp; 12.625%; 01/15/2021		(5.00)%	03/20/2019		$900	(20)	(3)	(17)
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018		(1.00)%	03/20/2017		100	(3)	—	(3)
Goldman Sachs & Co	ABX.HE.AAA.07-1 BP		(0.09)%	08/25/2037		87	33	42	(9)
Goldman Sachs & Co	Cox Communications Inc; 6.80%;		(1.00)%	09/20/2017		100	(1)	(1)	—
	08/01/2028
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036		(1.00)%	12/20/2016		100	(2)	(1)	(1)
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;		(1.00)%	06/20/2017		100	(3)	—	(3)
	07/15/2017
Goldman Sachs & Co	Marriott International Inc; 5.81%;		(1.00)%	09/20/2017		100	(2)	1	(3)
	11/10/2015
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;		(1.00)%	03/20/2018		100	(3)	(1)	(2)
	04/15/2018
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;		(1.00)%	09/20/2017		100	(2)	—	(2)
	04/15/2018
Goldman Sachs & Co	Stanley Works; 4.90%; 11/01/2012		(1.00)%	09/20/2017		100	(2)	(1)	(1)
Goldman Sachs & Co	Target Corp; 5.38%; 05/01/2017		(1.00)%	03/20/2018		100	(2)	(2)	—
Goldman Sachs & Co	Xerox Corp; 6.35%; 05/15/2018		(1.00)%	12/20/2018		100	—	1	(1)
HSBC Securities Inc	China Government International Bond;		(1.00)%	12/20/2018		5,000	(32)	(37)	5
	4.25%; 10/28/2014
JP Morgan Chase	Abu Dhabi Government International		(1.00)%	12/20/2018		5,000	(115)	(88)	(27)
	Bond;5.50%; 04/08/2014
JP Morgan Chase	Abu Dhabi Government International		(1.00)%	12/20/2018		1,000	(23)	(18)	(5)
	Bond;5.50%; 4/08/2014
JP Morgan Chase	BNP Paribas; 4.25%; 01/16/2014		(1.00)%	06/20/2017	EUR	100	(2)	7	(9)
JP Morgan Chase	Brazilian Government International		(1.00)%	12/20/2013		$5,000	145	150	(5)
	Bond;12.25%; 03/06/2030
JP Morgan Chase	China Government International Bond;		(1.00)%	09/20/2018		4,000	(32)	(15)	(17)
	4.25%; 10/28/2014
JP Morgan Chase	China Government International Bond;		(1.00)%	06/20/2018		4,500	(45)	(39)	(6)
	4.25%; 10/28/2014
JP Morgan Chase	Mexico Government International		(1.00)%	12/20/2018		5,000	(34)	35	(69)
	Bond;5.95%; 03/19/2019
Merrill Lynch	CDX.ITRAXX.EUR.XOV		(5.00)%	12/20/2017	EUR	490	(78)	9	(87)
Merrill Lynch	Venezuela Government International		(5.00)%	12/20/2018		$600	163	108	55
	Bond;9.25%; 9/15/2027
Morgan Stanley & Co	Frontier Communications Corp; 9%;		(5.00)%	03/20/2019		450	(51)	(34)	(17)
	08/15/2031
Morgan Stanley & Co	Hertz Corp/The; 7.5%; 10/15/2018		(5.00)%	03/20/2019		450	(60)	(56)	(4)
UBS AG	CDX. ITRAXX.MAIN9.10Y		(0.25)%	06/20/2018	EUR	1,800	2	10	(8)
UBS AG	Marriott International Inc; 5.81%;		(1.00)%	03/20/2017		$100	(2)	—	(2)
	11/10/2015
UBS AG	Union Pacific Corp; 6.63%; 02/01/2029		(1.00)%	09/20/2017		100	(3)	(2)	(1)
Total							$214	$686	$(472)

Sell Protection
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of February 28, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	MetLife Inc; 4.75%;	0.75%	1.00%	03/20/2019		$1,000	$12	$7	$5
	02/08/2021
Barclays Bank PLC	Whirlpool Corp; 7.75%;	0.88%	1.00%	03/20/2019		1,000	5	1	4
	07/15/2016
Credit Suisse	American International	0.69%	1.00%	03/20/2019		1,100	18	11	7
	Group Inc; 6.25%;
	05/01/2036

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of February 28, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)		Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Credit Suisse	Energy Future	4,628.79%	5.00%	06/20/2018		$750	$(257)			$(67)	$(190)
	Intermediate Holding Co
	LLC / EFIH Finance Inc;
	11.25%; 12/01/2018
Deutsche Bank AG	Berkshire Hathaway Inc;	0.64%	1.00%	03/20/2019		1,800	34			28	6
	1.9%; 01/31/2017
Deutsche Bank AG	Berkshire Hathaway Inc;	0.90%	1.00%	09/20/2020		100	1			(1)	2
	1.90%; 01/31/2017
Deutsche Bank AG	General Electric Capital	0.62%	1.00%	03/20/2019		1,800	33			27	6
	Corp;5.625%;
	09/15/2017
Deutsche Bank AG	General Electric Capital	0.18%	1.00%	06/20/2014		100	—			—	—
	Corp;5.63%; 09/15/2017
Deutsche Bank AG	Goldman Sachs Group	0.27%	1.00%	09/20/2014		200	1			1	—
	Inc;5.95%; 01/18/2018
Deutsche Bank AG	Goldman Sachs Group	0.26%	1.00%	06/20/2014		200	—			—	—
	Inc;5.95%; 01/18/2018
Deutsche Bank AG	MetLife Inc; 4.75%;	0.75%	1.00%	03/20/2019		1,000	13			8	5
	02/08/2021
Deutsche Bank AG	Morgan Stanley; 6.00%;	0.26%	1.00%	06/20/2014		100	—			—	—
	04/28/2015
Deutsche Bank AG	Prudential Financial Inc;	0.65%	1.00%	03/20/2019		1,900	33			31	2
	6.1%; 06/15/2017
Goldman Sachs & Co	Brazilian Government	1.68%	1.00%	03/20/2019		1,000	(34)			(36)	2
	International Bond;
	12.25%; 03/06/2030
Goldman Sachs & Co	Russian Foreign Bond -	1.88%	1.00%	03/20/2019		500	(22)			(20)	(2)
	Eurobond; 7.5%;
	03/31/2030
JP Morgan Chase	Italy Government	0.84%	1.00%	03/20/2016		1,900	7			(2)	9
	International Bond;
	6.875%; 09/27/2023
JP Morgan Chase	Russian Foreign Bond -	1.88%	1.00%	03/20/2019		500	(21)			(19)	(2)
	Eurobond; 7.5%;
	03/31/2030
Total							$(177		) $	(31)	$(146)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
	Reference Entity		(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value			Unrealized Appreciation/ (Depreciation)
	CDX.ITRAXX.EUR17		(5.00)%	06/20/2018	EUR	980	$(151)	$			(147)
	CDX.NA.IG.21.5Y		(1.00)%	12/20/2018		$700	(12)				—
Total							$(163)	$			(147)

Sell Protection
	Reference Entity	Implied Credit Spread as of February 28, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)			Unrealized Appreciation/ (Depreciation)
	CDX.IG.21.5Y	N/A	1.00%	12/20/2018		$16,700	$283	$			33
	CDX.NA.HY.21.5Y	N/A	5.00%	12/20/2018		325	26				6
Total							$309	$			39

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Credit Default Swaps and Exchange Cleared Credit Default Swaps (continued)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $31,975 .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

		Foreign Currency Contracts
Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)
Australian Dollar	Credit Suisse	03/19/2014	6,047,500	$5,417	$5,390	$(27)
Australian Dollar	Credit Suisse	04/03/2014	2,100,000	1,873	1,870	(3)
Australian Dollar	Royal Bank of Scotland PLC	03/19/2014	6,047,500	5,417	5,390	(27)
Australian Dollar	UBS AG	03/04/2014	8,565,000	7,639	7,643	4
Brazilian Real	Barclays Bank PLC	03/06/2014	1,152,245	481	491	10
Brazilian Real	Credit Suisse	03/19/2014	3,630,000	1,514	1,542	28
Brazilian Real	Credit Suisse	11/04/2014	1,136,160	480	462	(18)
Brazilian Real	RBC Dominion Securities	03/19/2014	3,728,500	1,542	1,584	42
Brazilian Real	Royal Bank of Scotland PLC	03/19/2014	7,418,500	3,081	3,151	70
Brazilian Real	UBS AG	04/02/2014	1,152,245	474	488	14
British Pound Sterling	Bank of New York Mellon	03/19/2014	300,000	497	502	5
British Pound Sterling	Credit Suisse	03/19/2014	5,191,283	8,556	8,691	135
British Pound Sterling	RBC Dominion Securities	03/19/2014	281,218	461	471	10
British Pound Sterling	Royal Bank of Scotland PLC	03/19/2014	5,472,498	9,017	9,162	145
Canadian Dollar	Credit Suisse	03/19/2014	5,415,000	4,972	4,889	(83)
Canadian Dollar	Royal Bank of Scotland PLC	03/03/2014	1,031,602	926	932	6
Canadian Dollar	Royal Bank of Scotland PLC	03/07/2014	353,184	319	319	—
Canadian Dollar	Royal Bank of Scotland PLC	03/19/2014	5,415,000	4,972	4,889	(83)
Chilean Peso	Royal Bank of Scotland PLC	03/19/2014	369,000	1	1	—
Chinese Renminbi	Deutsche Bank AG	06/06/2014	4,942,392	806	805	(1)
Chinese Renminbi	JP Morgan Chase	05/21/2014	4,893,336	798	797	(1)
Czech Koruna	Credit Suisse	03/19/2014	9,300,000	464	470	6
Czech Koruna	Royal Bank of Scotland PLC	03/19/2014	9,400,000	469	475	6
Danish Krone	Credit Suisse	03/19/2014	326,000	60	60	—
Danish Krone	Royal Bank of Scotland PLC	03/19/2014	3,025,000	554	560	6
Euro	Bank of America NA	03/04/2014	4,847,000	6,652	6,690	38
Euro	Bank of New York Mellon	03/19/2014	245,000	338	338	—
Euro	Bank of New York Mellon	03/27/2014	132,021	182	182	—
Euro	Credit Suisse	03/19/2014	12,074,989	16,561	16,666	105
Euro	Deutsche Bank AG	03/04/2014	535,000	729	738	9
Euro	RBC Dominion Securities	03/19/2014	1,739,615	2,363	2,401	38
Euro	Royal Bank of Scotland PLC	03/19/2014	15,836,603	21,687	21,858	171
Euro	Royal Bank of Scotland PLC	03/21/2014	790,094	1,064	1,091	27
Euro	Royal Bank of Scotland PLC	04/07/2014	24,354	33	34	1
Hungarian Forint	Credit Suisse	03/19/2014	273,999,999	1,237	1,219	(18)
Hungarian Forint	Royal Bank of Scotland PLC	03/19/2014	273,999,999	1,237	1,219	(18)
Indian Rupee	Credit Suisse	03/19/2014	78,000,000	1,242	1,255	13
Indian Rupee	RBC Dominion Securities	03/19/2014	8,000,000	125	129	4
Indian Rupee	Royal Bank of Scotland PLC	03/19/2014	86,000,000	1,367	1,384	17
Indonesian Rupiah	Credit Suisse	03/19/2014	1,500,000,000	128	129	1
Indonesian Rupiah	Royal Bank of Scotland PLC	03/19/2014	1,500,000,000	128	129	1
Israeli New Shekel	Credit Suisse	03/19/2014	500,000	142	143	1
Israeli New Shekel	RBC Dominion Securities	03/19/2014	150,000	43	43	—
Israeli New Shekel	Royal Bank of Scotland PLC	03/19/2014	750,000	213	215	2
Japanese Yen	Bank of New York Mellon	03/19/2014	84,400,000	827	829	2
Japanese Yen	BNP Paribas	03/19/2014	522,287,000	5,152	5,133	(19)
Japanese Yen	Credit Suisse	03/19/2014	786,246,500	7,682	7,727	45
Japanese Yen	RBC Dominion Securities	03/19/2014	70,542,500	687	693	6
Japanese Yen	Royal Bank of Scotland PLC	03/19/2014	1,006,140,000	9,829	9,888	59
Japanese Yen	US Bancorp	03/19/2014	25,000,000	239	246	7

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)
Malaysian Ringgit	Credit Suisse	03/19/2014	3,445,000	$1,064	$1,051	$(13)
Malaysian Ringgit	Royal Bank of Scotland PLC	03/19/2014	3,445,000	1,064	1,051	(13)
Mexican Peso	Credit Suisse	03/19/2014	8,550,000	653	644	(9)
Mexican Peso	Royal Bank of Scotland PLC	03/19/2014	8,550,000	653	644	(9)
New Taiwan Dollar	Credit Suisse	03/19/2014	27,263,499	928	900	(28)
New Taiwan Dollar	Royal Bank of Scotland PLC	03/19/2014	27,263,499	928	900	(28)
New Zealand Dollar	Credit Suisse	03/19/2014	13,732,499	11,284	11,499	215
New Zealand Dollar	RBC Dominion Securities	03/19/2014	35,500	29	30	1
New Zealand Dollar	Royal Bank of Scotland PLC	03/19/2014	13,767,998	11,314	11,529	215
Norwegian Krone	Credit Suisse	03/19/2014	30,745,000	5,044	5,121	77
Norwegian Krone	RBC Dominion Securities	03/19/2014	1,703,000	278	284	6
Norwegian Krone	Royal Bank of Scotland PLC	03/19/2014	35,600,000	5,833	5,930	97
Norwegian Krone	Royal Bank of Scotland PLC	05/22/2014	2,220,960	359	369	10
Philippine Peso	Credit Suisse	03/19/2014	4,500,000	99	101	2
Philippine Peso	Royal Bank of Scotland PLC	03/19/2014	6,500,000	144	146	2
Polish Zloty	Credit Suisse	03/19/2014	10,199,500	3,323	3,383	60
Polish Zloty	Credit Suisse	04/07/2014	11,500,000	3,785	3,813	28
Polish Zloty	RBC Dominion Securities	03/19/2014	150,000	48	50	2
Polish Zloty	Royal Bank of Scotland PLC	03/19/2014	10,349,499	3,371	3,433	62
Russian Rouble	Credit Suisse	03/19/2014	41,824,000	1,250	1,160	(90)
Russian Rouble	JP Morgan Chase	03/12/2014	5,212,550	160	145	(15)
Russian Rouble	Royal Bank of Scotland PLC	03/19/2014	41,824,000	1,250	1,160	(90)
Singapore Dollar	Credit Suisse	03/19/2014	275,000	218	217	(1)
Singapore Dollar	Royal Bank of Scotland PLC	03/19/2014	275,000	218	217	(1)
South African Rand	Credit Suisse	03/19/2014	9,600,000	859	890	31
South African Rand	Royal Bank of Scotland PLC	03/19/2014	9,600,000	859	890	31
South Korean Won	Credit Suisse	03/19/2014	4,038,617,001	3,807	3,774	(33)
South Korean Won	RBC Dominion Securities	03/19/2014	30,000,000	28	28	—
South Korean Won	Royal Bank of Scotland PLC	03/19/2014	4,238,617,000	3,994	3,961	(33)
Swedish Krona	Credit Suisse	03/19/2014	28,516,500	4,402	4,448	46
Swedish Krona	RBC Dominion Securities	03/19/2014	1,718,500	262	268	6
Swedish Krona	Royal Bank of Scotland PLC	03/19/2014	36,995,000	5,707	5,770	63
Swiss Franc	Credit Suisse	03/19/2014	2,536,000	2,836	2,884	48
Swiss Franc	RBC Dominion Securities	03/19/2014	811,500	896	923	27
Swiss Franc	Royal Bank of Scotland PLC	03/19/2014	4,193,500	4,674	4,769	95
Turkish Lira	Credit Suisse	03/19/2014	5,750,000	2,631	2,590	(41)
Turkish Lira	RBC Dominion Securities	03/19/2014	1,935,000	931	872	(59)
Turkish Lira	Royal Bank of Scotland PLC	03/19/2014	7,735,000	3,584	3,485	(99)
Total						$1,298

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Australian Dollar	Barclays Bank PLC	03/04/2014	8,792,000	$7,725	$7,846	$(121)
Australian Dollar	Credit Suisse	03/19/2014	6,774,000	6,001	6,038	(37)
Australian Dollar	RBC Dominion Securities	03/19/2014	1,322,500	1,198	1,179	19
Australian Dollar	Royal Bank of Scotland PLC	03/19/2014	8,177,500	7,271	7,289	(18)
Australian Dollar	Royal Bank of Scotland PLC	06/18/2014	42,000	37	37	—
Brazilian Real	Credit Suisse	03/19/2014	3,240,000	1,348	1,376	(28)
Brazilian Real	Credit Suisse	03/28/2014	6,525,000	2,769	2,765	4
Brazilian Real	Credit Suisse	11/04/2014	1,133,760	480	461	19
Brazilian Real	RBC Dominion Securities	03/19/2014	1,825,000	755	775	(20)
Brazilian Real	Royal Bank of Scotland PLC	03/19/2014	5,065,000	2,103	2,151	(48)
Brazilian Real	UBS AG	03/06/2014	1,152,245	476	491	(15)
British Pound Sterling	Bank of New York Mellon	03/19/2014	959,500	1,576	1,606	(30)
British Pound Sterling	Barclays Bank PLC	03/12/2014	1,693,000	2,789	2,835	(46)
British Pound Sterling	Credit Suisse	03/19/2014	3,543,000	5,814	5,932	(118)
British Pound Sterling	Deutsche Bank AG	03/12/2014	55,000	91	92	(1)
British Pound Sterling	Morgan Stanley & Co	03/12/2014	1,119,000	1,862	1,874	(12)
British Pound Sterling	RBC Dominion Securities	03/19/2014	61,000	100	102	(2)
British Pound Sterling	Royal Bank of Scotland PLC	03/19/2014	3,764,000	6,176	6,302	(126)
British Pound Sterling	Royal Bank of Scotland PLC	06/18/2014	41,000	69	69	—
Canadian Dollar	Bank of New York Mellon	03/19/2014	975,000	909	880	29
Canadian Dollar	Credit Suisse	03/19/2014	9,154,152	8,501	8,265	236
Canadian Dollar	RBC Dominion Securities	03/19/2014	1,993,347	1,867	1,800	67
Canadian Dollar	Royal Bank of Scotland PLC	03/03/2014	1,031,602	943	932	11
Canadian Dollar	Royal Bank of Scotland PLC	03/07/2014	556,614	513	503	10
Canadian Dollar	Royal Bank of Scotland PLC	03/19/2014	11,161,497	10,380	10,077	303
Canadian Dollar	Royal Bank of Scotland PLC	03/31/2014	470,963	444	425	19
Canadian Dollar	Royal Bank of Scotland PLC	04/02/2014	1,031,602	925	931	(6)
Chilean Peso	Credit Suisse	03/03/2014	356,000,000	647	637	10

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Chilean Peso	Credit Suisse	03/19/2014	100,000,000	$186	$179	$7
Chilean Peso	RBC Dominion Securities	03/19/2014	498,228,000	923	890	33
Chilean Peso	Royal Bank of Scotland PLC	03/19/2014	598,228,000	1,108	1,068	40
Chinese Renminbi	Bank of America NA	05/19/2014	9,091,048	1,480	1,481	(1)
Chinese Renminbi	BNP Paribas	04/11/2014	61,290	10	10	—
Chinese Renminbi	Credit Suisse	05/19/2014	79,853	13	13	—
Chinese Renminbi	Goldman Sachs & Co	04/22/2014	9,075,144	1,479	1,479	—
Chinese Renminbi	Morgan Stanley & Co	04/22/2014	550,485	90	90	—
Chinese Renminbi	UBS AG	04/11/2014	61,315	10	10	—
Chinese Renminbi	UBS AG	04/22/2014	14,766,945	2,407	2,406	1
Colombian Peso	Credit Suisse	03/19/2014	180,000,000	91	88	3
Colombian Peso	RBC Dominion Securities	03/19/2014	50,000,000	25	24	1
Colombian Peso	Royal Bank of Scotland PLC	03/19/2014	320,000,000	160	156	4
Czech Koruna	Credit Suisse	03/19/2014	19,650,000	977	993	(16)
Czech Koruna	Royal Bank of Scotland PLC	03/19/2014	19,850,000	987	1,003	(16)
Danish Krone	Bank of New York Mellon	03/19/2014	19,915,000	3,674	3,684	(10)
Danish Krone	Royal Bank of Scotland PLC	03/19/2014	851,000	156	157	(1)
Euro	Bank of America NA	04/02/2014	4,847,000	6,653	6,690	(37)
Euro	Bank of New York Mellon	03/19/2014	4,605,000	6,335	6,356	(21)
Euro	Bank of New York Mellon	03/27/2014	18,716,005	25,740	25,832	(92)
Euro	Credit Suisse	03/03/2014	1,700,000	2,304	2,347	(43)
Euro	Credit Suisse	03/04/2014	3,902,000	5,329	5,386	(57)
Euro	Credit Suisse	03/14/2014	1,376,000	1,870	1,899	(29)
Euro	Credit Suisse	03/19/2014	9,871,000	13,473	13,624	(151)
Euro	Credit Suisse	04/03/2014	1,700,000	2,331	2,346	(15)
Euro	Deutsche Bank AG	03/04/2014	1,480,000	2,009	2,043	(34)
Euro	Deutsche Bank AG	03/31/2014	1,200,000	1,640	1,656	(16)
Euro	Royal Bank of Scotland PLC	03/19/2014	12,800,000	17,488	17,667	(179)
Euro	Royal Bank of Scotland PLC	03/21/2014	790,094	1,058	1,091	(33)
Euro	Royal Bank of Scotland PLC	04/07/2014	3,012	4	4	—
Euro	Royal Bank of Scotland PLC	05/07/2014	971,931	1,324	1,341	(17)
Euro	Royal Bank of Scotland PLC	06/09/2014	22,000	28	30	(2)
Euro	Royal Bank of Scotland PLC	01/07/2015	336,798	458	465	(7)
Euro	Royal Bank of Scotland PLC	04/07/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	06/09/2015	22,000	28	30	(2)
Euro	Royal Bank of Scotland PLC	11/09/2015	9,222	12	13	(1)
Euro	Royal Bank of Scotland PLC	04/05/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	04/05/2017	1,500	2	2	—
Hong Kong Dollar	Credit Suisse	03/19/2014	5,228,000	675	674	1
Hong Kong Dollar	Royal Bank of Scotland PLC	03/19/2014	6,627,000	855	854	1
Hong Kong Dollar	Royal Bank of Scotland PLC	06/18/2014	21,000	3	3	—
Hungarian Forint	Credit Suisse	03/19/2014	96,500,000	431	430	1
Hungarian Forint	RBC Dominion Securities	03/19/2014	7,000,000	31	31	—
Hungarian Forint	Royal Bank of Scotland PLC	03/19/2014	113,500,000	506	505	1
Indian Rupee	Credit Suisse	03/19/2014	66,442,000	1,055	1,069	(14)
Indian Rupee	Royal Bank of Scotland PLC	03/19/2014	67,885,000	1,078	1,092	(14)
Indonesian Rupiah	Credit Suisse	03/19/2014	3,172,596,000	257	273	(16)
Indonesian Rupiah	Royal Bank of Scotland PLC	03/19/2014	3,287,965,000	267	283	(16)
Israeli New Shekel	Credit Suisse	03/19/2014	4,240,000	1,208	1,216	(8)
Israeli New Shekel	Royal Bank of Scotland PLC	03/19/2014	4,240,000	1,208	1,216	(8)
Japanese Yen	Bank of New York Mellon	03/19/2014	163,000,000	1,582	1,602	(20)
Japanese Yen	Bank of New York Mellon	03/27/2014	235,308,219	2,306	2,313	(7)
Japanese Yen	Barclays Bank PLC	05/13/2014	21,600,000	212	212	—
Japanese Yen	BNP Paribas	03/19/2014	4,036,721,000	39,137	39,672	(535)
Japanese Yen	Credit Suisse	03/19/2014	1,505,977,499	14,629	14,801	(172)
Japanese Yen	Goldman Sachs & Co	03/04/2014	187,160,800	1,850	1,839	11
Japanese Yen	Morgan Stanley & Co	03/19/2014	354,105,000	3,381	3,480	(99)
Japanese Yen	Royal Bank of Scotland PLC	03/19/2014	1,702,810,497	16,516	16,735	(219)
Japanese Yen	UBS AG	03/19/2014	936,907,000	9,120	9,208	(88)
Malaysian Ringgit	Credit Suisse	03/19/2014	2,232,500	678	681	(3)
Malaysian Ringgit	RBC Dominion Securities	03/19/2014	50,000	15	15	—
Malaysian Ringgit	Royal Bank of Scotland PLC	03/19/2014	2,519,500	766	769	(3)
Mexican Peso	BNP Paribas	03/13/2014	1,982,848	153	149	4
Mexican Peso	BNP Paribas	05/22/2014	46,600,671	3,500	3,494	6
Mexican Peso	BNP Paribas	08/21/2014	29,520,798	2,184	2,198	(14)
Mexican Peso	Credit Suisse	03/13/2014	2,974,273	230	224	6
Mexican Peso	Credit Suisse	03/19/2014	27,600,000	2,072	2,079	(7)
Mexican Peso	Credit Suisse	03/31/2014	74,400,000	5,569	5,599	(30)
Mexican Peso	Goldman Sachs & Co	08/07/2014	19,693,374	1,471	1,468	3
Mexican Peso	JP Morgan Chase	05/29/2014	24,793,593	1,847	1,858	(11)

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Mexican Peso	RBC Dominion Securities	03/19/2014	22,945,500	$1,721	$1,728	$(7)
Mexican Peso	Royal Bank of Scotland PLC	03/19/2014	52,113,502	3,913	3,926	(13)
New Taiwan Dollar	Credit Suisse	03/19/2014	30,000,000	996	990	6
New Taiwan Dollar	RBC Dominion Securities	03/19/2014	2,000,000	68	66	2
New Taiwan Dollar	Royal Bank of Scotland PLC	03/19/2014	34,408,000	1,145	1,136	9
New Zealand Dollar	Citigroup Inc	03/10/2014	1,310,000	1,074	1,098	(24)
New Zealand Dollar	Credit Suisse	03/19/2014	3,611,000	2,951	3,024	(73)
New Zealand Dollar	Credit Suisse	04/03/2014	2,250,000	1,877	1,882	(5)
New Zealand Dollar	Goldman Sachs & Co	03/04/2014	87,000	70	73	(3)
New Zealand Dollar	Royal Bank of Scotland PLC	03/19/2014	3,611,000	2,951	3,024	(73)
Norwegian Krone	Credit Suisse	03/19/2014	30,633,499	4,952	5,103	(151)
Norwegian Krone	Royal Bank of Scotland PLC	03/19/2014	33,809,498	5,468	5,632	(164)
Norwegian Krone	Royal Bank of Scotland PLC	03/21/2014	9,255,254	1,501	1,542	(41)
Norwegian Krone	Royal Bank of Scotland PLC	05/22/2014	2,220,960	361	369	(8)
Peruvian Nuevo Sol	RBC Dominion Securities	03/19/2014	20,500	7	7	—
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	03/19/2014	38,500	14	14	—
Philippine Peso	Credit Suisse	03/19/2014	24,200,000	548	542	6
Philippine Peso	Royal Bank of Scotland PLC	03/19/2014	24,200,000	548	542	6
Polish Zloty	Credit Suisse	03/19/2014	2,650,000	860	879	(19)
Polish Zloty	Credit Suisse	04/07/2014	11,500,000	3,635	3,813	(178)
Polish Zloty	Royal Bank of Scotland PLC	03/19/2014	2,671,000	866	886	(20)
Russian Rouble	Credit Suisse	03/12/2014	1,725,945	53	48	5
Russian Rouble	Credit Suisse	03/19/2014	124,500,000	3,611	3,452	159
Russian Rouble	JP Morgan Chase	04/15/2014	1,851,275	55	51	4
Russian Rouble	RBC Dominion Securities	03/19/2014	20,500,000	605	568	37
Russian Rouble	Royal Bank of Scotland PLC	03/19/2014	146,568,000	4,264	4,064	200
Russian Rouble	UBS AG	03/12/2014	3,477,000	106	96	10
Singapore Dollar	Credit Suisse	03/19/2014	7,600,000	6,070	5,996	74
Singapore Dollar	Royal Bank of Scotland PLC	03/19/2014	7,630,000	6,094	6,020	74
South African Rand	Credit Suisse	03/19/2014	18,781,000	1,783	1,741	42
South African Rand	RBC Dominion Securities	03/19/2014	1,100,000	105	102	3
South African Rand	Royal Bank of Scotland PLC	03/19/2014	20,302,999	1,927	1,882	45
South Korean Won	Credit Suisse	03/19/2014	2,260,000,000	2,092	2,112	(20)
South Korean Won	Royal Bank of Scotland PLC	03/19/2014	2,340,161,000	2,167	2,187	(20)
Swedish Krona	Bank of New York Mellon	03/19/2014	20,000,000	3,073	3,119	(46)
Swedish Krona	Credit Suisse	03/19/2014	42,607,915	6,513	6,645	(132)
Swedish Krona	RBC Dominion Securities	03/19/2014	2,599,587	398	405	(7)
Swedish Krona	Royal Bank of Scotland PLC	03/19/2014	49,432,501	7,566	7,710	(144)
Swedish Krona	Royal Bank of Scotland PLC	05/12/2014	2,562,600	393	399	(6)
Swiss Franc	Bank of New York Mellon	03/19/2014	2,600,000	2,852	2,957	(105)
Swiss Franc	Credit Suisse	03/06/2014	330,000	365	375	(10)
Swiss Franc	Credit Suisse	03/19/2014	2,854,500	3,173	3,246	(73)
Swiss Franc	Royal Bank of Scotland PLC	03/19/2014	3,926,500	4,370	4,466	(96)
Thai Baht	Credit Suisse	03/19/2014	2,257,000	69	69	—
Thai Baht	Royal Bank of Scotland PLC	03/19/2014	4,638,000	141	142	(1)
Turkish Lira	Credit Suisse	03/19/2014	3,932,000	1,882	1,771	111
Turkish Lira	Royal Bank of Scotland PLC	03/19/2014	3,968,000	1,899	1,788	111
Total						$(2,377)

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
3 Month Euro Swiss; June 2014	Short	20	$5,686		$5,686	$—
3 Month Euro Swiss; September 2014	Short	8	2,274		2,274	—
90 Day Eurodollar; December 2014	Long	94	23,417		23,426	9
90 Day Eurodollar; December 2015	Long	7	1,733		1,733	—
90 Day Eurodollar; June 2014	Long	132	32,872		32,919	47
90 Day Eurodollar; June 2015	Long	16	3,978		3,978	—
90 Day Eurodollar; June 2015	Long	35	8,693		8,702	9
90 Day Eurodollar; March 2015	Long	21	5,228		5,229	1
90 Day Eurodollar; September 2014	Long	109	27,151		27,176	25
90 Day Eurodollar; September 2015	Long	11	2,730		2,730	—
90 Day Eurodollar; September 2015	Long	75	18,606		18,614	8
90 Day Eurodollar; September 2017	Long	92	22,298		22,377	79
90 Day Short Sterling; December 2014	Short	16	3,321		3,323	(2)
90 Day Short Sterling; December 2015	Short	40	8,231		8,242	(11)
90 Day Short Sterling; June 2014	Short	88	18,299		18,318	(19)
90 Day Short Sterling; June 2015	Short	32	6,615		6,622	(7)
90 Day Short Sterling; March 2015	Short	27	5,593		5,598	(5)
90 Day Short Sterling; September 2014	Short	48	9,977		9,984	(7)
90 Day Short Sterling; September 2015	Short	36	7,425		7,434	(9)
AEX Index; March 2014	Short	20	2,215		2,200	15
Australia 10 Year Bond; March 2014	Short	177	18,022		18,434	(412)
Australia 3 Year Bond; March 2014	Long	14	1,361		1,361	—
CAC40 Index; March 2014	Short	30	1,804		1,824	(20)
Canadian Bank Acceptance; December 2014	Short	19	4,236		4,237	(1)
Canadian Bank Acceptance; June 2014	Short	13	2,899		2,899	—
Canadian Bank Acceptance; September 2014	Short	16	3,568		3,568	—
DAX Index; March 2014	Long	16	5,121		5,338	217
DJ Euro Stoxx 50; March 2014	Long	241	10,147		10,445	298
DJ Euro Stoxx 50; March 2014	Short	18	749		780	(31)
E-Mini DJIA Index; March 2014	Long	11	880		897	17
eMini MSCI Emerging Markets; March 2014	Short	131	6,481		6,270	211
Euribor; December 2014	Short	33	11,348		11,354	(6)
Euribor; December 2015	Long	44	15,092		15,109	17
Euribor; June 2014	Short	31	10,664		10,669	(5)
Euribor; June 2015	Long	34	11,682		11,690	8
Euribor; March 2015	Long	27	9,284		9,287	3
Euribor; September 2014	Short	35	12,040		12,045	(5)
Euribor; September 2015	Long	40	13,732		13,746	14
Euro Bund 10 Year Bund Future; March 2014	Short	40	7,706		7,972	(266)
FTSE/MIB Index Future; March 2014	Long	2	281		282	1
FTSE100 Index; March 2014	Long	22	2,472		2,496	24
Hang Seng Index; March 2014	Short	2	289		294	(5)
HSCEI China Index; March 2014	Short	6	376		383	(7)
IBEX 35 Index; March 2014	Long	9	1,255		1,252	(3)
Japan 10 Year Bond TSE; March 2014	Short	5	7,074		7,132	(58)
Japan Topix Index; March 2014	Long	46	5,653		5,474	(179)
Japan Topix Index; March 2014	Short	7	864		833	31
Japan Topix Index; March 2014	Short	287	35,371		34,151	1,220
KOSPI 200 Index; March 2014	Long	1	121		121	—
Mini Japan 10 Year Bond; March 2014	Short	42	5,964		5,991	(27)
MSCI Singapore Index; March 2014	Short	7	391		389	2
MSCI Taiwan Index; March 2014	Long	14	421		424	3
Nasdaq 100 E-Mini; March 2014	Long	16	1,124		1,182	58
Nikkei 225 CME Future; March 2014	Short	8	568		597	(29)
Nikkei 225 OSE Future; March 2014	Short	7	1,071		1,022	49
Russell 2000 Mini; March 2014	Short	63	6,944		7,446	(502)
Russell 2000 Mini; March 2014	Short	46	5,288		5,437	(149)
S&P 500 Emini; March 2014	Short	175	15,498		16,254	(756)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Futures Contracts (continued)

									Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2014			Short		722		$63,838	$67,059	$(3,221)
S&P 500 Emini; March 2014			Short		52		4,540	4,830	(290)
S&P 500 Emini; March 2014			Short		308		28,127	28,607	(480)
S&P Mid 400 Emini; March 2014			Long		6		786	825	39
S&P Mid 400 Emini; March 2014			Short		160		20,570	21,987	(1,417)
S&P/TSE 60 Index; March 2014			Long		11		1,531	1,614	83
SGX CNX Nifty Index; March 2014			Short		133		1,658	1,671	(13)
South Africa All Share Index; March 2014			Long		46		1,779	1,820	41
SPI 200 Index; March 2014			Short		39		4,544	4,695	(151)
US 10 Year Note; June 2014			Short		62		7,706	7,721	(15)
US 10 Year Note; June 2014			Short		200		24,943	24,906	37
US 10 Year Note; June 2014			Short		159		19,797	19,800	(3)
US Long Bond; June 2014			Short		18		2,386	2,395	(9)
US Long Bond; June 2014			Long		31		4,096	4,125	29
US Ultra Bond; June 2014			Short		18		2,567	2,585	(18)
USD IRS 10 Year Prime; March 2014			Short		34		3,467	3,542	(75)
USD IRS 5 Year Prime; March 2014			Long		6		609	611	2
Total									$(5,616)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed		Notional			Upfront Premiums	Unrealized
(Issuer)	Floating Rate Index Floating Rate		Rate	Expiration Date	Amount		Fair Value	Paid/(Received)	Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	10.46%	01/02/2017	BRL	3,500	$ (39)	$—	$(39)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.42%	01/02/2017		1,300	(42)	1	(43)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.91%	01/02/2017		4,600	(31)	—	(31)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017		3,600	(88)	7	(95)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.60%	01/02/2017		100	(3)	—	(3)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.41%	01/02/2017		1,400	(17)	—	(17)
NA	Interbank Deposit
Barclays Bank PLC	6 Month AUD BBR	Pay	4.75%	03/15/2018	AUD	3,100	145	11	134
	BBSW
BNP Paribas	6 Month JPY	Pay	2.00%	12/21/2041	JPY	50,000	(27)	(29)	2
	LIBOR
BNP Paribas	Brazil Cetip	Pay	8.49%	01/02/2017	BRL	100	(3)	—	(3)
	Interbank Deposit
Credit Suisse	Brazil Cetip	Pay	8.50%	01/02/2017		700	(22)	—	(22)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	01/02/2017		1,000	(32)	(5)	(27)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	01/02/2017		6,200	(197)	—	(197)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	9.21%	01/02/2017		100	(2)	—	(2)
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.72%	01/02/2017		1,300	(38)	—	(38)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.30%	01/02/2017		200	(7)	—	(7)
Co	Interbank Deposit
Goldman Sachs &	MXN TIIE Banxico	Pay	6.77%	12/27/2023	MXN	46,000	25	(1)	26
Co
JP Morgan Chase	Brazil Cetip	Pay	9.01%	01/02/2017	BRL	3,500	(78)	27	(105)
	Interbank Deposit
UBS AG	6 Month AUD BBR	Pay	4.75%	12/15/2017	AUD	800	37	4	33
	BBSW
UBS AG	6 Month AUD BBR	Pay	4.75%	12/14/2017		800	36	2	34
	BBSW
UBS AG	Brazil Cetip	Pay	10.91%	01/02/2017	BRL	100	(1)	—	(1)
	Interbank Deposit

See accompanying notes.

				Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
Counterparty		Receive	Fixed		Notional			Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index Floating Rate Rate			Expiration Date	Amount		Fair Value	Paid/(Received)		Appreciation/(Depreciation)
UBS AG	Brazil Cetip	Pay	8.59%	01/02/2017	BRL	1,000	$(32)		$—	$(32)
	Interbank Deposit
Total							$(416)		$17	$(433)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed		Notional
	Floating Rate Index Floating Rate	Rate		Expiration Date	Amount		Fair Value	Unrealized Appreciation/(Depreciation)
	3 Month CAD Bank	Pay	2.63%	09/16/2043	CAD	500	$66	$		61
	Bill
	3 Month CAD Bank	Pay	2.00%	06/16/2016		3,000	34			36
	Bill
	3 Month CAD Bank	Pay	3.75%	12/18/2028		1,500	90			60
	Bill
	3 Month CAD Bank	Pay	3.30%	06/19/2024		1,200	43			11
	Bill
	3 Month CAD Bank	Receive	3.50%	12/18/2043		1,000	(24)			(43)
	Bill
	3 Month LIBOR	Receive	3.25%	06/18/2029		$5,000	51			(24)
	3 Month LIBOR	Receive	3.50%	12/18/2043		8,100	116			(195)
	3 Month LIBOR	Receive	3.75%	06/18/2044		5,000	(119)			(102)
	3 Month LIBOR	Pay	2.00%	06/18/2019		23,500	233			54
	3 Month LIBOR	Pay	1.50%	03/18/2016		124,050	1,019			91
	3 Month LIBOR	Receive	3.00%	12/18/2023		600	(14)			(4)
	6 Month AUD BBR	Pay	4.00%	06/18/2019	AUD	16,500	176			122
	BBSW
	6 Month JPY	Receive	1.00%	09/18/2023	JPY	680,000	(163)			(128)
	LIBOR
	6 Month JPY	Receive	2.00%	12/21/2041		50,000	(29)			8
	LIBOR
Total							$1,479	$		(53)

Amounts in thousands

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	3.00%	03/12/2024		$800	$2	$1	$(1)
Rate Swap		LIBOR
Put - 30 Year Interest Bank of America NA		3 Month	Receive	4.13%	10/16/2015		500	42	23	(19)
Rate Swap		LIBOR
Put - 30 Year Interest Goldman Sachs & Co		3 Month	Receive	4.13%	10/16/2015		500	43	24	(19)
Rate Swap		LIBOR
Total								$87	$48	$(39)

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 10 Year Interest Deutsche Bank AG		3 Month	Receive 2.70%		05/19/2014		$5,800	$(25)	$(31)	$(6)
Rate Swap		LIBOR
Call - 5 Year Interest Goldman Sachs & Co		3 Month	Receive	1.40%	03/03/2014		14,900	(13)	—	13
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	3.20%	05/19/2014		5,800	(32)	(19)	13
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	3.00%	10/16/2015		2,000	(54)	(34)	20
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.70%	03/03/2014		14,900	(104)	(1)	103
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	3.00%	10/16/2015		1,900	(51)	(32)	19
Rate Swap		LIBOR

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Interest Rate Swaptions (continued)

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)			Fair Value			Unrealized Appreciation/(Depreciation)
Total									$(279)	$(117		) $	162

Amounts in thousands

Options

					Upfront Premiums								Unrealized
Purchased Options Outstanding		Exercise Price Expiration Date		Contracts			Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Put - S&P 500 Index		$1,350.00	06/23/2014		825		$5,061	$		184			$(4,877)
Total							$5,061	$		184			$(4,877)

					Upfront Premiums								Unrealized
Written Options Outstanding		Exercise Price Expiration Date		Contracts			Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - S&P 500 Index		$1,850.00	06/23/2014		415		$(964	) $	(2,268			) $	(1,304)
Call - Hertz Global Holdings Inc		$30.00	03/24/2014		185		(17)			(12)			5
Call - Jos A Bank Clothiers Inc		$55.00	03/24/2014		15		(11)			(12)			(1)
Call - Sirius XM Holdings Inc		$3.50	06/23/2014		107		(5)			(3)			2
Call - Sirius XM Holdings Inc		$3.50	04/21/2014		162		(2)			(3)			(1)
Call - Time Warner Cable Inc		$130.00	04/21/2014		2		(1)			(2)			(1)
Call - Time Warner Cable Inc		$130.00	07/21/2014		2		(2)			(3)			(1)
Call - Time Warner Cable Inc		$130.00	01/20/2015		2		(2)			(4)			(2)
Call - US 10 Year Future		$126 .00	05/23/2014		58		(22)			(29)			(7)
Call - US 10 Year Future		$125 .00	03/21/2014		77		(26)			(28)			(2)
Call - US 10 Year Future		$125 .50	03/21/2014		58		(14)			(12)			2
Put - US 10 Year Future		$122.50	03/21/2014		77		(14)			(6)			8
Put - US 10 Year Future		$122.00	05/26/2014		58		(23)			(20)			3
Put - US 10 Year Future		$123.00	03/21/2014		58		(15)			(7)			8
Total							$(1,118	) $	(2,409			) $	(1,291)

Amounts in thousands except contracts

Credit Default Swaptions

Written Swaptions Outstanding	Counterparty (Issuer)	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount		Upfront Premiums Paid/(Received)	Fair Value			Unrealized Appreciation/(Depreciation)
Call - 5 Year	BNP Paribas	CDX.IG.21 5Y	Sell	0.60%	04/16/2014		$3,500		$(2)		$(3	) $	(1)
Credit Default
Swap
Call - 5 Year	JP Morgan Chase CDX.IG.21 5Y		Sell	0.60%	04/16/2014		11,900		(7)		(8)		(1)
Credit Default
Swap
Put - 5 Year	Bank of America CDX. ITRAXX.MAIN20.5Y Sell			0.90%	06/18/2014	EUR	2,900		(10)		(7)		3
Credit Default	NA
Swap
Put - 5 Year	BNP Paribas	CDX.ITRAXX.MAIN20.5Y Sell		1.00%	06/18/2014		4,200		(10)		(3)		7
Credit Default
Swap
Put - 5 Year	BNP Paribas	CDX.ITRAXX.MAIN20.5Y Sell		0.90%	06/18/2014		4,200		(11)		(10)		1
Credit Default
Swap
Put - 5 Year	Deutsche Bank CDX.ITRAXX.MAIN20.5Y Sell			0.90%	06/18/2014		4,300		(14)		(10)		4
Credit Default	AG
Swap
Put - 5 Year	JP Morgan Chase CDX.ITRAXX.MAIN20.5Y Sell			1.10%	04/16/2014		15,000		(34)		(3)		31
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX.ITRAXX.MAIN20.5Y Sell			1.20%	06/18/2014		15,000		(50)		(12)		38
Credit Default
Swap
Total									$(138)		$(56	) $	82

Amounts in thousands

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Purchased Forward Volatility Agreements

Description	Counterparty (Issuer)	Expiration Date	Contracts	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on Goldman Sachs & Co		10/27/2014	800,000		$91	$85		$(6)
the 30 Year Swap Rate, 1 Year Forward,
Strike determined on 10/24/2014
Total					$91	$85		$(6)

Amounts in thousands except contracts

Synthetic Futures

								Unrealized
Counterparty (Issuer)	Reference Entity			Expiration Date		Notional Value		Appreciation/(Depreciation)
Bank of Amercia NA	Euro Bund 10 Year Bund Future; March 2014			03/10/2014		$8,328		$128
Bank of America NA	Canada 10 Year Bond Future; June 2014			06/30/2014		2,224		18
Bank of America NA	Euro 30 Year Bond Future; March 2014			03/10/2013		522		2
Bank of America NA	Euro-Bobl 5 Year Future; March 2014			03/10/2014		7,223		32
Bank of America NA	Euro-Schatz 2 Year Future; March 2014			03/10/2014		5,688		(4)
Bank of America NA	UK 10 Year Gilt Future; June 2014			06/26/2014		(8,158)		(45)
Bank of America NA	US 10 Year Note Future; June 2014			06/19/2014		22,189		102
Bank of America NA	US 2 Year Note Future; June 2014			06/30/2014		3,956		1
Bank of America NA	US 5 Year Note Future; June 2014			06/30/2014		(1,792)		(5)
Bank of America NA	US Long Bond Future; June 2014			06/19/2014		(526)		(7)
Morgan Stanley	Bovespa Index Future; April 2014			04/16/2014		(1,005)		22
Morgan Stanley	MSCI Taiwan Index Future; March 2014			03/28/2014		90		1
Morgan Stanley	RTS Index Future; March 2014			03/17/2014		1,477		(141)
Morgan Stanley	SGX CNX Nifty Index Future; March 2014			03/27/2014		(670)		(9)
Morgan Stanley	Swiss Market Index Future; March 2014			03/21/2014		(9,509)		(129)
Morgan Stanley	Taiwan TAIEX Index Future; March 2014			03/19/2014		169		2
Total								$(32)

Amounts in thousands

Total Return Equity Basket Swaps

								Unrealized
Counterparty	Fund Pays	Fund Receives	Expiration Date			Fair Value		Appreciation/(Depreciation)
Bank of America NA	Floating rate based on the	Total return on a custom basket of		08/15/2019		$(75	) $	2
	Federal Funds Rate	long and short securities traded in
	plus/less spread	USD
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of		02/20/2015		503		(50)
	Overnight RBA Cash Rate	long and short securities traded in
	plus/less spread	AUD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of		01/20/2015		1,639		1,018
	month LIBOR plus/less	long and short securities traded in
	spread	GBP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of		09/20/2014		1,126		839
	week EUR LIBOR	long and short French securities
	plus/less spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015		10,349		185
	month LIBOR plus/less	long and short securities traded in
	spread	JPY
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		12/30/2015		4,231		(44)
	month Euribor plus/less	long and short securities traded in
	spread	SEK
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015		5,854		(620)
	month LIBOR plus/less	long and short securities traded in
	spread	GBP
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015		(3,429)		641
	month LIBOR plus/less	long and short securities traded in
	spread	USD
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015		(14,191)		(11)
	month Euribor plus/less	long and short securities traded in
	spread	EUR
Total						$6,007		$1,960

Amounts in thousands

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Total Return Swaps

							Unrealized
Counterparty	Fund Pays		Fund Receives	Expiration Date	Fair Value		Appreciation/(Depreciation)
Morgan Stanley	1 Month LIBOR plus	Total return of the Russian Depository		03/19/2014	$(5	) $	(5)
	0.50%		Index
Morgan Stanley	1 Month LIBOR plus	Total return of the Russian Depository		03/19/2014	(14)		(14)
	0.50%		Index
Morgan Stanley	1 Month LIBOR plus	Total return of the Russian Depository		03/19/2014	(4)		(4)
	0.50%		Index
Total					$(23	) $	(23)

Amounts in thousands

Reverse Repurchase Agreements

Counterparty		Coupon Rate	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(0.10%)	3/20/2014	$1,950			$(1,950)
Barclays Bank PLC		(0.10%)	5/22/2014	16,573			(16,573)
Barclays Bank PLC		(0.50%)	2/18/2024	1,703			(1,703)
Barclays Bank PLC		(0.10%)	3/20/2014	3,900			(3,900)
Barclays Bank PLC		(0.10%)	3/20/2014	4,875			(4,875)
Barclays Bank PLC		(0.10%)	3/20/2014	3,900			(3,900)
Total							$(32,902)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (22.60)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Advertising - (0.20)%				Automobile Parts & Equipment (continued)
Lamar Advertising Co (a)	6,400	$343		Toyota Industries Corp	2,900	$134
Publicis Groupe SA	23,778	2,257				$2,532

		$2,600		Banks - (1.06)%
Aerospace & Defense - (0.21)%				Banco de Sabadell SA	66,746	220
B/E Aerospace Inc (a)	16,387	1,381		Banco Popular Espanol SA	25,821	185
Finmeccanica SpA (a)	37,030	363		Bank of America Corp	8,400	139
L-3 Communications Holdings Inc	2,169	250		Bank of Hawaii Corp	800	47
Lockheed Martin Corp	400	65		Bank of New York Mellon Corp/The	2,100	67
MTU Aero Engines AG	31	3		Banner Corp	6,986	277
Rockwell Collins Inc	4,300	355		CapitalSource Inc	8,000	118
Spirit Aerosystems Holdings Inc (a)	3,300	95		CIT Group Inc	1,900	92
Triumph Group Inc	3,561	232		City National Corp/CA	500	37
United Technologies Corp	199	23		Comerica Inc	16,850	812
		$2,767		Commerzbank AG (a)	29,835	539
				Credit Suisse Group AG (a)	15,180	477
Agriculture - (0.17)%				Cullen/Frost Bankers Inc	1,300	97
Altria Group Inc	6,350	230		Danske Bank A/S (a)	916	24
Archer-Daniels-Midland Co	14,715	597		Deutsche Bank AG	4,360	211
Lorillard Inc	22,400	1,099		East West Bancorp Inc	280	10
Philip Morris International Inc	2,299	186		Fifth Third Bancorp	23,010	499
Reynolds American Inc	1,340	68		First BanCorp/Puerto Rico (a)	16,050	84
Universal Corp/VA	400	23		First Horizon National Corp	22,500	269
		$2,203		FirstMerit Corp	12,157	253
Airlines - (0.06)%				Hancock Holding Co	2,700	93
JetBlue Airways Corp (a)	77,273	682		M&T Bank Corp	23,499	2,740
United Continental Holdings Inc (a)	3,000	135		MB Financial Inc	88	3
		$817		Mediobanca SpA (a)	2,291	23
				Mizuho Financial Group Inc	17,400	36
Apparel - (0.29)%				PacWest Bancorp	48,667	2,112
Asics Corp	8,819	173		Prosperity Bancshares Inc	600	38
Deckers Outdoor Corp (a)	2,200	164		Regions Financial Corp	66,555	708
Hugo Boss AG	127	17		Seven Bank Ltd	6,700	25
Michael Kors Holdings Ltd (a)	800	79		Signature Bank/New York NY (a)	599	78
Nike Inc	12,581	985		Sumitomo Mitsui Trust Holdings Inc	15,000	70
Ralph Lauren Corp	4,239	683		SVB Financial Group (a)	2,600	327
Tod's SpA	405	55		Svenska Handelsbanken AB	3,698	193
Under Armour Inc (a)	6,347	718		Synovus Financial Corp	156,300	544
VF Corp	14,240	834		TCF Financial Corp	16,500	266
		$3,708		UBS AG (a)	9,231	197
Automobile Manufacturers - (0.30)%				Umpqua Holdings Corp	18,048	321
Bayerische Motoren Werke AG	2,953	343		US Bancorp/MN	6,850	282
Daimler AG	4,036	375		Valley National Bancorp	9,400	95
Fiat SpA (a)	7,154	75		Webster Financial Corp	1,600	49
Ford Motor Co	31,100	478		Westamerica Bancorporation	9,154	460
General Motors Co	4,300	156		Zions Bancorporation	20,700	646
Honda Motor Co Ltd	4,200	151				$13,763
Isuzu Motors Ltd	6,000	37		Beverages - (0.30)%
Mazda Motor Corp (a)	25,000	121		Anheuser-Busch InBev NV	551	57
Mitsubishi Motors Corp (a)	173	2		Carlsberg A/S	65	7
Navistar International Corp (a)	13,400	502		Coca-Cola Co/The	7,400	283
Nissan Motor Co Ltd	49,200	439		Constellation Brands Inc (a)	20,586	1,668
Scania AB	5,856	180		Davide Campari-Milano SpA	1,395	12
Tesla Motors Inc (a)	2,479	607		Green Mountain Coffee Roasters Inc	3,904	429
Volvo AB - B Shares	29,893	449		Heineken NV	1,097	74
		$3,915		Monster Beverage Corp (a)	18,367	1,359
Automobile Parts & Equipment - (0.19)%				PepsiCo Inc	900	72
BorgWarner Inc	17,278	1,062				$3,961
NGK Insulators Ltd	18,000	391		Biotechnology - (0.36)%
NGK Spark Plug Co Ltd	2,000	45		Acorda Therapeutics Inc (a)	6,440	236
NOK Corp	3,800	63		BioMarin Pharmaceutical Inc (a)	4,200	340
Nokian Renkaat OYJ	11,369	509		Cubist Pharmaceuticals Inc (a)	2,700	215
Pirelli & C. SpA	15,454	269		Exelixis Inc (a)	33,506	236
Sumitomo Rubber Industries Ltd	3,500	47		Gilead Sciences Inc (a)	6,695	554
Tenneco Inc (a)	200	12		Incyte Corp Ltd (a)	1,800	116

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Biotechnology (continued)				Coal - (0.14)%
Ligand Pharmaceuticals Inc (a)	1,430	$100		Alpha Natural Resources Inc (a)	20,079	$108
Medivation Inc (a)	1,800	129		Arch Coal Inc	88,600	404
Regeneron Pharmaceuticals Inc (a)	7,202	2,395		Cloud Peak Energy Inc (a)	11,840	230
Takara Bio Inc	2,100	36		Consol Energy Inc	23,500	942
Theravance Inc (a)	7,365	272		Peabody Energy Corp	7,300	128
		$4,629				$1,812

Building Materials - (0.36)%				Commercial Services - (0.68)%
Asahi Glass Co Ltd	33,000	182		Aaron's Inc	1,700	52
Cemex SAB de CV ADR(a)	85,730	1,121		Abertis Infraestructuras SA	8,820	207
Daikin Industries Ltd	5,800	334		ADT Corp/The	4,400	135
Eagle Materials Inc	2,470	219		Alliance Data Systems Corp (a)	1,700	485
Fortune Brands Home & Security Inc	4,314	201		American Public Education Inc (a)	3,470	123
Geberit AG	220	69		Apollo Education Group Inc (a)	8,700	290
Holcim Ltd (a)	2,363	192		Atlantia SpA	7,951	201
LIXIL Group Corp	14,000	411		Avis Budget Group Inc (a)	42,462	1,995
Louisiana-Pacific Corp (a)	27,762	522		Benesse Holdings Inc	500	19
Martin Marietta Materials Inc	4,624	564		Cintas Corp	8,250	501
Owens Corning Inc	9,900	453		DeVry Education Group Inc	5,800	244
Rinnai Corp	800	68		FTI Consulting Inc (a)	7,100	207
Taiheiyo Cement Corp	87,077	307		Gartner Inc (a)	1,260	88
Vulcan Materials Co	400	27		Genpact Ltd (a)	300	5
		$4,670		Global Payments Inc	2,600	183
				Hertz Global Holdings Inc (a)	5,100	143
Chemicals - (0.79)%				HMS Holdings Corp (a)	100	2
Air Products & Chemicals Inc	1,000	121		Iron Mountain Inc	8,265	225
Airgas Inc	100	11		Kelly Services Inc	6,870	173
Albemarle Corp	800	53		Leidos Holdings Inc	3,255	145
American Vanguard Corp	18,324	408		Monster Worldwide Inc (a)	38,400	306
Ashland Inc	800	75		Moody's Corp	8,013	633
BASF SE	3,670	422		Park24 Co Ltd	1,100	22
CF Industries Holdings Inc	1,375	345		Quanta Services Inc (a)	25,570	900
Clariant AG (a)	13,680	280
				Randstad Holding NV	1,365	86
Dow Chemical Co/The	6,700	326		Rent-A-Center Inc/TX	3,800	96
Eastman Chemical Co	3,476	304		RR Donnelley & Sons Co	7,417	142
Ecolab Inc	4,900	528		Securitas AB	77	1
EI du Pont de Nemours & Co	12,493	832		SGS SA	19	47
EMS-Chemie Holding AG	57	22		Sotheby's	4,667	219
FMC Corp	700	54		Strayer Education Inc (a)	1,200	57
Givaudan SA (a)	41	64		United Rentals Inc (a)	1,900	168
Intrepid Potash Inc (a)	36,700	544		Vantiv Inc (a)	300	10
K+S AG	12,686	428		Western Union Co/The	45,600	763
Kansai Paint Co Ltd	8,000	104		Wirecard AG	534	25
Kuraray Co Ltd	7,100	80				$8,898
LANXESS AG	2,456	182
Linde AG	121	25		Computers - (0.38)%
LyondellBasell Industries NV	11,696	1,030		3D Systems Corp (a)	5,800	441
Mitsubishi Gas Chemical Co Inc	23,000	147		Accenture PLC - Class A	4,739	395
Mitsui Chemicals Inc	108,122	280		Apple Inc	1,400	737
Monsanto Co	820	90		Cadence Design Systems Inc (a)	3,300	51
Mosaic Co/The	11,400	557		Cognizant Technology Solutions Corp (a)	2,200	229
NewMarket Corp	100	37		Diebold Inc	2,600	97
Nitto Denko Corp	2,400	113		EMC Corp/MA	5,500	145
Novozymes A/S	11,410	530		iGate Corp (a)	2,520	85
PPG Industries Inc	2,050	406		IHS Inc (a)	1,700	204
Praxair Inc	5,910	771		Indra Sistemas SA	2,156	39
Sigma-Aldrich Corp	399	38		International Business Machines Corp	500	93
Sumitomo Chemical Co Ltd	62,033	255		Itochu Techno-Solutions Corp	2,200	102
Symrise AG	68	3		Lexmark International Inc	400	17
Syngenta AG	625	227		Mentor Graphics Corp	100	2
Taiyo Nippon Sanso Corp	27,935	210		MICROS Systems Inc (a)	3,800	211
Teijin Ltd	25,000	60		NTT Data Corp	1,300	54
Tokai Carbon Co Ltd	28,000	85		Riverbed Technology Inc (a)	17,022	379
Tokuyama Corp	10,963	40		SanDisk Corp	4,653	345
Wacker Chemie AG	2,172	293		Seagate Technology PLC	5,360	280
		$10,380		Stratasys Ltd (a)	3,600	458
				TDK Corp	3,300	143

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Computers (continued)				Electric (continued)
Teradata Corp (a)	7,700	$354		Hokkaido Electric Power Co Inc	14,500	$148
		$4,861		Hokuriku Electric Power Co	1,400	18
				Integrys Energy Group Inc	200	11
Consumer Products - (0.07)%				ITC Holdings Corp	1,200	123
Church & Dwight Co Inc	5,440	370		Kyushu Electric Power Co Inc	7,600	98
Clorox Co/The	1,820	159		NextEra Energy Inc	5,371	490
Husqvarna AB	35,625	240		Northeast Utilities	7,222	321
Scotts Miracle-Gro Co/The	2,706	155		NorthWestern Corp	5,125	235
		$924		NRG Energy Inc	11,700	340
Cosmetics & Personal Care - (0.05)%				NRG Yield Inc	1,149	44
Avon Products Inc	18,699	289		OGE Energy Corp	10,104	364
Beiersdorf AG	79	8		Pinnacle West Capital Corp	12,715	708
Estee Lauder Cos Inc/The	3,532	243		PPL Corp	35,610	1,150
Oriflame Cosmetics SA	400	10		Public Service Enterprise Group Inc	1,600	59
Unicharm Corp	2,100	120		Red Electrica Corp SA	2,047	159
		$670		RWE AG	9,106	364
				SCANA Corp	25,470	1,261
Distribution & Wholesale - (0.22)%				Shikoku Electric Power Co Inc	28,793	448
Fastenal Co	12,300	580		Southern Co/The	5,300	224
Fossil Group Inc (a)	3,096	356		TECO Energy Inc	3,200	54
Mitsubishi Corp	200	4		Terna Rete Elettrica Nazionale SpA	1,210	6
Owens & Minor Inc	1,200	42		Westar Energy Inc	2,600	89
Watsco Inc	1,100	108				$9,240
WESCO International Inc (a)	2,700	233
WW Grainger Inc	6,282	1,602		Electrical Components & Equipment - (0.38)%
		$2,925		Acuity Brands Inc	499	70
				AMETEK Inc	700	37
Diversified Financial Services - (0.64)%				Emerson Electric Co	2,200	143
Acom Co Ltd (a)	54,450	157		Energizer Holdings Inc	2,608	254
AEON Financial Service Co Ltd	15,100	371		Furukawa Electric Co Ltd	84,000	229
Air Lease Corp	500	18		General Cable Corp	50,718	1,561
American Express Co	4,000	365		GrafTech International Ltd (a)	13,699	133
BlackRock Inc	1,466	447		GS Yuasa Corp	86,355	501
Charles Schwab Corp/The	76,031	2,016		Hitachi Ltd	42,000	333
Credit Saison Co Ltd	4,591	101		Hubbell Inc	3,470	415
Federated Investors Inc	6,200	170		Nidec Corp	6,100	750
Franklin Resources Inc	2,097	112		SunPower Corp (a)	15,446	512
GAM Holding AG (a)	2,294	40				$4,938
Greenhill & Co Inc	8,436	449
Hitachi Capital Corp	2,700	64		Electronics - (0.34)%
Janus Capital Group Inc	5,500	61		Advantest Corp	41,991	457
Julius Baer Group Ltd (a)	7,068	331		Amphenol Corp	7,019	618
Legg Mason Inc	3,815	175		Dainippon Screen Manufacturing Co Ltd	12,000	63
Ocwen Financial Corp (a)	2,100	79		FLIR Systems Inc	13,900	475
SLM Corp	77,170	1,847		Garmin Ltd	2,900	156
Stifel Financial Corp (a)	3,700	178		Gentex Corp/MI	8,100	254
SWS Group Inc (a)	9,940	81		Ibiden Co Ltd	6,400	126
T Rowe Price Group Inc	14,237	1,156		Methode Electronics Inc	6,560	222
Visa Inc	400	91		Mettler-Toledo International Inc (a)	500	123
		$8,309		Minebea Co Ltd	22,263	197
				National Instruments Corp	1,100	32
Electric - (0.71)%				Newport Corp (a)	4,360	90
A2A SpA	103,048	133		Nippon Electric Glass Co Ltd	34,000	154
Alliant Energy Corp	3,990	216		Sensata Technologies Holding NV (a)	3,100	126
Black Hills Corp	2,500	142		Toshiba Corp	99,443	432
Calpine Corp (a)	4,400	84		Trimble Navigation Ltd (a)	11,400	435
Chugoku Electric Power Co Inc/The	4,600	65		Waters Corp (a)	200	22
CMS Energy Corp	800	23		Woodward Inc	3,399	148
Consolidated Edison Inc	1,950	109		Yaskawa Electric Corp	17,900	267
Dominion Resources Inc/VA	7,977	554		Yokogawa Electric Corp	2,400	37
Duke Energy Corp	2,060	146				$4,434
Edison International	4,394	230
Electric Power Development Co Ltd	1,700	53		Energy - Alternate Sources - (0.02)%
Exelon Corp	14,000	426		Green Plains Renewable Energy Inc	11,590	306
FirstEnergy Corp	6,400	197
Great Plains Energy Inc	4,740	125		Engineering & Construction - (0.06)%
Hawaiian Electric Industries Inc	900	23		Acciona SA	2,238	178

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Engineering & Construction (continued)				Gas (continued)
Aker Solutions ASA	6,919	$116		Snam SpA	3,290	$19
Chicago Bridge & Iron Co NV ADR	900	76		WGL Holdings Inc	4,138	166
Fluor Corp	400	31				$333
Fraport AG Frankfurt Airport Services	2,787	222
Worldwide				Hand & Machine Tools - (0.30)%
McDermott International Inc (a)	13,900	116		Disco Corp	2,800	189
Obrascon Huarte Lain SA	112	5		DMG Mori Seiki Co Ltd	20,000	332
Tecnicas Reunidas SA	1,635	90		Franklin Electric Co Inc	5,660	247
YIT OYJ	2,056	25		Kennametal Inc	2,100	92
		$859		Konecranes OYJ	2,578	91
				Lincoln Electric Holdings Inc	19,686	1,476
Entertainment - (0.05)%				Makita Corp	4,900	274
Bally Technologies Inc (a)	1,700	115		Sandvik AB	26,244	365
Dolby Laboratories Inc (a)	1,889	78		Schindler Holding AG - PC	133	20
DreamWorks Animation SKG Inc (a)	5,200	156		SMC Corp/Japan	1,200	306
Gaming and Leisure Properties Inc	183	7		Snap-on Inc	3,667	411
Oriental Land Co Ltd/Japan	300	45		Stanley Black & Decker Inc	2,900	241
Penn National Gaming Inc (a)	900	12				$4,044
Six Flags Entertainment Corp	2,600	106		Healthcare - Products - (0.72)%
Toho Co Ltd/Tokyo	1,300	25		Abaxis Inc (a)	4,860	184
Vail Resorts Inc	600	42		Alere Inc (a)	4,400	161
		$586		Baxter International Inc	600	42
Environmental Control - (0.06)%				Becton Dickinson and Co	480	55
Clean Harbors Inc (a)	2,400	113		Cepheid Inc (a)	10,000	537
Covanta Holding Corp	30,302	545		Cooper Cos Inc/The	9,054	1,161
Republic Services Inc	1,400	48		Cynosure Inc (a)	11,001	339
Stericycle Inc (a)	700	80		DENTSPLY International Inc	28,880	1,311
Waste Connections Inc	800	35		Edwards Lifesciences Corp (a)	1,900	133
Waste Management Inc	100	4		Elekta AB	22,294	297
		$825		Getinge AB	155	6
				Hologic Inc (a)	12,300	268
Food - (0.34)%				Hospira Inc (a)	6,100	264
Barry Callebaut AG (a)	23	28		IDEXX Laboratories Inc (a)	3,660	461
Campbell Soup Co	3,300	143		Intuitive Surgical Inc (a)	3,330	1,481
Chr Hansen Holding A/S	184	8		Luxottica Group SpA	2,259	125
Delhaize Group SA	354	26		Masimo Corp (a)	4,900	125
Flowers Foods Inc	7,200	148		Medtronic Inc	4,100	243
Fresh Market Inc/The (a)	400	13		Sonova Holding AG (a)	2,173	307
General Mills Inc	537	27		St Jude Medical Inc	9,214	620
Hain Celestial Group Inc (a)	1,300	116
				Stryker Corp	600	48
Hershey Co/The	2,530	268		Sysmex Corp	900	54
Hormel Foods Corp	9,349	444		Techne Corp	3,611	321
ICA Gruppen AB	826	29		Terumo Corp	4,800	206
Kellogg Co	21,040	1,277		Varian Medical Systems Inc (a)	3,400	285
Kikkoman Corp	6,000	117		Volcano Corp (a)	7,200	154
Loblaw Cos Ltd	12,560	518		William Demant Holding A/S (a)	883	79
Marine Harvest ASA	1,664	18				$9,267
McCormick & Co Inc/MD	1,100	73
Nestle SA	96	7		Healthcare - Services - (0.31)%
Nissin Foods Holdings Co Ltd	1,382	62		Air Methods Corp (a)	4,682	253
Post Holdings Inc (a)	2,746	157		Brookdale Senior Living Inc (a)	8,416	282
SUPERVALU Inc (a)	21,800	141		Centene Corp (a)	360	23
Sysco Corp	4,290	154		DaVita HealthCare Partners Inc (a)	500	34
TreeHouse Foods Inc (a)	700	50		Fresenius Medical Care AG & Co KGaA	2,587	178
United Natural Foods Inc (a)	1,600	116		Healthways Inc (a)	24,500	366
Whole Foods Market Inc	11,844	640		Humana Inc	1,300	146
Yakult Honsha Co Ltd	600	29		Kindred Healthcare Inc	5,950	129
		$4,609		Laboratory Corp of America Holdings (a)	3,500	327
				LifePoint Hospitals Inc (a)	1,200	65
Forest Products & Paper - (0.01)%				Mednax Inc (a)	11,008	670
Domtar Corp	400	44		Quest Diagnostics Inc	1,600	85
International Paper Co	1,200	59		Tenet Healthcare Corp (a)	16,165	713
		$103		UnitedHealth Group Inc	1,700	132
Gas - (0.03)%				WellCare Health Plans Inc (a)	10,290	636
AGL Resources Inc	2,920	138				$4,039
ONE Gas Inc (a)	300	10

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Holding Companies - Diversified - (0.05)%				Internet (continued)
Leucadia National Corp	21,794	$609		priceline.com Inc (a)	1,271	$1,715
				Rackspace Hosting Inc (a)	21,900	805

Home Builders - (0.34)%				Rakuten Inc	29,300	421
				Start Today Co Ltd	4,899	121
DR Horton Inc	12,200	300		Trend Micro Inc/Japan	800	27
Lennar Corp	43,163	1,894		TripAdvisor Inc (a)	5,300	531
M/I Homes Inc (a)	8,370	208
				VeriSign Inc (a)	69,323	3,820
MDC Holdings Inc	1,500	47		Web.com Group Inc (a)	4,343	158
Standard Pacific Corp (a)	27,847	254
				Yahoo Japan Corp	54,700	347
Thor Industries Inc	300	17		Zynga Inc (a)	23,500	119
Toll Brothers Inc (a)	44,180	1,723
		$4,443				$13,840

Home Furnishings - (0.09)%				Investment Companies - (0.01)%
Sharp Corp/Japan (a)	202,763	659		Ares Capital Corp	9,899	178
Sony Corp	13,400	234
Tempur Sealy International Inc (a)	5,800	301		Iron & Steel - (0.33)%
		$1,194		Allegheny Technologies Inc	12,100	384
				ArcelorMittal	43,877	689
Housewares - 0.00%				Carpenter Technology Corp	100	6
Toro Co	200	13		Cliffs Natural Resources Inc	26,258	526
				Hitachi Metals Ltd	24,000	359
Insurance - (0.64)%				Kobe Steel Ltd	122,275	168
Aflac Inc	3,300	211		Nippon Steel & Sumitomo Metal Corp	51,824	152
Allianz SE	467	83		Nucor Corp	5,400	271
American Financial Group Inc/OH	31,210	1,784		Reliance Steel & Aluminum Co	9,335	647
Arch Capital Group Ltd (a)	2,600	146		Salzgitter AG	596	25
Assured Guaranty Ltd	9,800	241		SSAB AB - A Shares	36,854	290
Cincinnati Financial Corp	9,310	437		Steel Dynamics Inc	39,310	686
Dai-ichi Life Insurance Co Ltd/The	6,800	100		ThyssenKrupp AG (a)	3,058	83
Delta Lloyd NV	764	22		United States Steel Corp	706	17
Genworth Financial Inc (a)	4,140	64				$4,303

Gjensidige Forsikring ASA	1,752	37		Leisure Products & Services - (0.27)%
Hannover Rueck SE	178	15
HCC Insurance Holdings Inc	17,350	762		Carnival Corp	32,120	1,274
				Harley-Davidson Inc	2,200	145
Lincoln National Corp	4,355	218		Life Time Fitness Inc (a)	5,900	278
Mapfre SA	5,763	24
Markel Corp (a)	300	173		Polaris Industries Inc	9,189	1,231
				Sega Sammy Holdings Inc	400	9
Meadowbrook Insurance Group Inc	11,010	59		Shimano Inc	900	82
MetLife Inc	4,200	213
MGIC Investment Corp (a)	51,576	462		Yamaha Motor Co Ltd	32,896	478
Progressive Corp/The	16,300	399				$3,497
Prudential Financial Inc	4,447	376		Lodging - (0.21)%
Radian Group Inc	83,094	1,292		Hyatt Hotels Corp (a)	1,300	68
Reinsurance Group of America Inc	8,610	663		Las Vegas Sands Corp	4,951	422
RenaissanceRe Holdings Ltd	410	39		Marriott International Inc/DE	4,800	260
Sony Financial Holdings Inc	3,500	57		MGM Resorts International (a)	39,189	1,080
StanCorp Financial Group Inc	800	53		Wynn Resorts Ltd	3,280	795
Storebrand ASA (a)	19,010	120				$2,625
T&D Holdings Inc	1,600	20
Tokio Marine Holdings Inc	2,000	59		Machinery - Construction & Mining - (0.19)%
Tower Group International Ltd	17,620	49		Atlas Copco AB - A Shares	8,633	242
Validus Holdings Ltd	55	2		Caterpillar Inc	6,099	591
WR Berkley Corp	999	41		Hitachi Construction Machinery Co Ltd	13,853	270
Zurich Insurance Group AG (a)	406	124		Joy Global Inc	5,500	303
		$8,345		Komatsu Ltd	36,200	766
				Terex Corp	7,800	347
Internet - (1.07)%						$2,519
AOL Inc (a)	4,100	179
Dena Co Ltd	4,900	106		Machinery - Diversified - (0.26)%
eBay Inc (a)	8,518	501		Babcock & Wilcox Co/The	700	23
Equinix Inc (a)	19,418	3,689		Chart Industries Inc (a)	5,785	483
Expedia Inc	3,100	243		Deere & Co	1,100	94
F5 Networks Inc (a)	6,400	719		FANUC Corp	700	122
HomeAway Inc (a)	2,300	105		Flowserve Corp	900	73
Kakaku.com Inc	5,236	87		FLSmidth & Co A/S	7,308	383
M3 Inc	44	147		Hexagon AB	11,303	400
				IDEX Corp	800	60

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Machinery - Diversified (continued)				Miscellaneous Manufacturing (continued)
Intevac Inc (a)	3,120	$24		Nikon Corp	21,952	$403
Kawasaki Heavy Industries Ltd	52,000	213		Polypore International Inc (a)	700	24
Kone OYJ	165	7		Siemens AG	1,440	192
Kubota Corp	15,000	211		Textron Inc	12,782	508
MAN SE	2,759	356		Trinity Industries Inc	1,900	136
Manitowoc Co Inc/The	6,307	195				$3,883
Nabtesco Corp	15,074	379
Roper Industries Inc	1,200	163		Office & Business Equipment - (0.08)%
Xylem Inc/NY	3,400	134		Canon Inc	3,600	112
		$3,320		Pitney Bowes Inc	26,500	675
				Ricoh Co Ltd	15,000	189
Media - (0.57)%						$976
AMC Networks Inc (a)	200	15
Axel Springer SE	180	13		Oil & Gas - (1.10)%
Cablevision Systems Corp	10,800	190		Apache Corp	2,600	206
				Atwood Oceanics Inc (a)	3,700	175
CBS Corp	7,305	490		Bill Barrett Corp (a)	10,200	259
Charter Communications Inc (a)	2,000	254
Comcast Corp - Class A	40,608	2,099		Cabot Oil & Gas Corp	49,446	1,731
Discovery Communications Inc - A Shares (a)	2,600	217		Cheniere Energy Inc (a)	5,300	262
FactSet Research Systems Inc	600	63		Chesapeake Energy Corp	31,446	814
Liberty Global PLC - A Shares (a)	13,986	1,211		Comstock Resources Inc	9,680	191
Liberty Global PLC - C Shares (a)	5,127	434		Concho Resources Inc (a)	3,500	424
Liberty Media Corp (a)	7,970	1,093		CVR Energy Inc	3,182	125
Mediaset Espana Comunicacion SA (a)	17,437	209		Denbury Resources Inc	6,200	101
Mediaset SpA (a)	19,972	115		Diamond Offshore Drilling Inc	1,300	62
Modern Times Group AB	2,173	103		Enerplus Corp	1,837	36
Scripps Networks Interactive Inc	1,199	97		Ensco PLC	1,300	69
Sirius XM Holdings Inc (a)	11,300	41		EQT Corp	1,900	194
Sky Deutschland AG (a)	22,037	230		Gulfport Energy Corp (a)	34,669	2,292
Time Warner Cable Inc	200	28		Helmerich & Payne Inc	17,765	1,754
Twenty-First Century Fox Inc - A Shares	18,230	612		Hess Corp	7,830	627
		$7,514		HollyFrontier Corp	4,020	183
				Inpex Corp	9,300	118
Metal Fabrication & Hardware - (0.11)%				JX Holdings Inc	20,300	105
Assa Abloy AB	5,070	258		Laredo Petroleum Inc (a)	1,100	29
Nachi-Fujikoshi Corp	41,000	261		Murphy USA Inc (a)	1,295	53
NTN Corp	59,420	226		Noble Corp plc	2,800	87
Precision Castparts Corp	700	180		Oasis Petroleum Inc (a)	1,200	52
SKF AB	2,839	76		Patterson-UTI Energy Inc	14,444	421
Tenaris SA	17,809	372		Penn West Petroleum Ltd	3,300	27
		$1,373		QEP Resources Inc	5,600	162
				Range Resources Corp	15,480	1,332
Mining - (0.22)%				Rosetta Resources Inc (a)	5,000	222
Alcoa Inc	15,000	176		Rowan Cos PLC (a)	18,240	608
Boliden AB	3,376	54		SandRidge Energy Inc (a)	2,519	16
Century Aluminum Co (a)	27,600	327
				Seadrill Ltd	6,462	238
Compass Minerals International Inc	5,060	432		Southwestern Energy Co (a)	9,300	384
Freeport-McMoRan Copper & Gold Inc	14,700	480		Swift Energy Co (a)	17,260	173
Goldcorp Inc	12,599	339		Tesoro Corp	4,500	230
Kaiser Aluminum Corp	3,441	243		TonenGeneral Sekiyu KK	3,000	26
Norsk Hydro ASA	31,870	157		Ultra Petroleum Corp (a)	21,800	549
Royal Gold Inc	6,020	413		WPX Energy Inc (a)	1,560	28
Stillwater Mining Co (a)	6,564	89
Toho Titanium Co Ltd	7,400	45				$14,365
Umicore SA	1,622	80		Oil & Gas Services - (0.29)%
		$2,835		Baker Hughes Inc	5,800	367
				Cameron International Corp (a)	2,200	141
Miscellaneous Manufacturing - (0.30)%				CARBO Ceramics Inc	3,400	422
Actuant Corp	2,000	70		Core Laboratories NV	1,900	357
Alfa Laval AB	4,631	125		Exterran Holdings Inc	6,709	275
AptarGroup Inc	15,974	1,057		FMC Technologies Inc (a)	6,600	332
AZZ Inc	11,256	499		Fugro NV	11,834	686
Danaher Corp	1,100	84		Key Energy Services Inc (a)	1,700	16
Donaldson Co Inc	9,610	412		National Oilwell Varco Inc	2,130	164
General Electric Co	2,000	51		Oil States International Inc (a)	1,955	186
Hexcel Corp (a)	4,700	212
				Saipem SpA	1,250	29
Illinois Tool Works Inc	399	33		SBM Offshore NV (a)	4,140	64
Leggett & Platt Inc	2,400	77

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Oil & Gas Services (continued)				REITS (continued)
Schlumberger Ltd	1,700	$158		SL Green Realty Corp	15,320	$1,522
Subsea 7 SA	19,231	366		Tanger Factory Outlet Centers Inc	652	23
TGS Nopec Geophysical Co ASA	2,197	69		Taubman Centers Inc	10,107	712
Weatherford International Ltd/Switzerland (a)	8,900	148		UDR Inc	24,200	624
		$3,780		Universal Health Realty Income Trust	6,616	282
				Ventas Inc	1,830	114
Packaging & Containers - (0.04)%						$14,444
Rock-Tenn Co	3,240	362
Sealed Air Corp	6,375	217		Retail - (1.60)%
		$579		ABC-Mart Inc	4,398	175
				Abercrombie & Fitch Co	10,050	398
Pharmaceuticals - (0.59)%				Aeropostale Inc (a)	19,800	145
Actavis PLC (a)	4,788	1,057		ANN Inc (a)	800	29
Allergan Inc/United States	796	101		AutoNation Inc (a)	1,700	89
Bristol-Myers Squibb Co	6,699	360		Barnes & Noble Inc (a)	8,920	171
Dainippon Sumitomo Pharma Co Ltd	4,900	91		Bed Bath & Beyond Inc (a)	4,610	313
Eisai Co Ltd	3,900	153		Bob Evans Farms Inc	700	36
Eli Lilly & Co	15,580	929		Brown Shoe Co Inc	2,180	54
Endo Health Solutions Inc (a)	11,469	915		Cabela's Inc (a)	11,897	789
Grifols SA	2,020	115		CarMax Inc (a)	21,846	1,058
Hisamitsu Pharmaceutical Co Inc	179	8		Cash America International Inc	5,600	224
Jazz Pharmaceuticals PLC (a)	3,795	577
Mallinckrodt PLC (a)	400	27		Cheesecake Factory Inc/The	1,900	90
				Children's Place Retail Stores Inc/The	800	43
Mead Johnson Nutrition Co	6,659	543		Chipotle Mexican Grill Inc (a)	1,100	622
Merck & Co Inc	1,400	80		Christopher & Banks Corp (a)	8,990	60
Mylan Inc/PA (a)	12,067	671
				Cie Financiere Richemont SA	704	70
Novo Nordisk A/S	455	22		Coach Inc	22,200	1,084
Ono Pharmaceutical Co Ltd	600	60		Copart Inc (a)	400	15
Orion OYJ	697	23		Costco Wholesale Corp	2,100	245
Perrigo Co PLC	3,500	575		CST Brands Inc	1,180	38
Pharmacyclics Inc (a)	900	125
PharMerica Corp (a)	5,570	134		Darden Restaurants Inc	3,299	168
Salix Pharmaceuticals Ltd (a)	5,345	577		Dick's Sporting Goods Inc	5,200	279
				Dollar Tree Inc (a)	11,101	608
Stada Arzneimittel AG	2,218	114		DSW Inc	2,200	85
Takeda Pharmaceutical Co Ltd	800	38		Dufry AG (a)	636	108
Tsumura & Co	6,500	173		Family Dollar Stores Inc	2,200	144
VCA Antech Inc (a)	5,200	161
				Fast Retailing Co Ltd	1,800	623
		$7,629		Foot Locker Inc	7,286	304
Pipelines - (0.40)%				Hennes & Mauritz AB	3,660	165
Kinder Morgan Inc/DE	4,200	134		JC Penney Co Inc (a)	46,118	336
ONEOK Inc	15,630	924		Kate Spade & Co (a)	36,290	1,242
Spectra Energy Corp	59,450	2,217		Kohl's Corp	7,300	410
Williams Cos Inc/The	47,270	1,952		K's Holdings Corp	1,185	33
		$5,227		L Brands Inc	8,430	475
				Lawson Inc	1,000	70
Real Estate - (0.04)%				Lululemon Athletica Inc (a)	10,300	518
Forest City Enterprises Inc (a)	27,400	534		McDonald's Corp	12,840	1,222
				Men's Wearhouse Inc	8,691	467
REITS - (1.09)%				MSC Industrial Direct Co Inc	10,120	874
American Campus Communities Inc	12,340	456		Nitori Holdings Co Ltd	4,600	208
American Realty Capital Properties Inc	22,861	336		Nordstrom Inc	6,000	369
Annaly Capital Management Inc	647	7		Nu Skin Enterprises Inc	400	33
				Office Depot Inc (a)	8,000	39
AvalonBay Communities Inc	11,825	1,525
Camden Property Trust	2,710	181		Pandora A/S	438	30
Digital Realty Trust Inc	3,162	171		Penske Automotive Group Inc	3,200	139
Duke Realty Corp	55,743	937		PVH Corp	200	25
EastGroup Properties Inc	5,557	345		Ross Stores Inc	6,659	485
				Sally Beauty Holdings Inc (a)	1,100	32
Equity Residential	18,560	1,085
Essex Property Trust Inc	2,803	469		Salvatore Ferragamo SpA	5,624	179
Extra Space Storage Inc	9,856	484		Signet Jewelers Ltd	3,728	356
Health Care REIT Inc	17,349	1,019		Staples Inc	1,100	15
Healthcare Realty Trust Inc	9,015	216		Starbucks Corp	6,438	457
Host Hotels & Resorts Inc	48,744	959		Swatch Group AG/The - BR	429	286
Macerich Co/The	13,176	792		Target Corp	4,300	269
National Retail Properties Inc	32,588	1,169		Tiffany & Co	11,528	1,074
Realty Income Corp	22,866	1,016		Tractor Supply Co	3,460	244
				Tuesday Morning Corp (a)	12,860	201

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Retail (continued)				Software (continued)
Ulta Salon Cosmetics & Fragrance Inc (a)	2,500	$224		PTC Inc (a)	1,900	$75
Urban Outfitters Inc (a)	6,954	260		Red Hat Inc (a)	300	18
Walgreen Co	16,100	1,094		Salesforce.com Inc (a)	15,200	948
Wendy's Co/The	4,600	44		SAP AG	7,209	580
Williams-Sonoma Inc	8,929	520		Software AG	2,122	84
Yamada Denki Co Ltd	180,730	600		SolarWinds Inc (a)	3,300	152
		$21,062		Solera Holdings Inc	200	14
				VMware Inc (a)	1,000	96
Savings & Loans - (0.01)%						$7,481
B of I Holding Inc (a)	1,490	139
				Storage & Warehousing - (0.01)%
Semiconductors - (1.58)%				Mitsubishi Logistics Corp	6,000	84
Advanced Micro Devices Inc (a)	67,542	251
Aixtron SE (a)	17,709	296		Telecommunications - (0.40)%
Altera Corp	25,130	913		ADTRAN Inc	17,899	469
Analog Devices Inc	23,200	1,179		ARRIS Group Inc (a)	1,060	30
Applied Materials Inc	78,184	1,482		Aruba Networks Inc (a)	8,146	167
ASML Holding NV	6,283	542		Belgacom SA	63	2
Atmel Corp (a)	23,200	187		CalAmp Corp (a)	25,360	812
Broadcom Corp	1,900	56		CenturyLink Inc	12,000	375
Cavium Inc (a)	9,200	388		Ciena Corp (a)	20,701	509
Cree Inc (a)	2,646	163		Corning Inc	26,763	516
Cypress Semiconductor Corp (a)	13,800	135		Elisa OYJ	4,276	120
Dialog Semiconductor PLC (a)	11,305	262		Finisar Corp (a)	22,300	528
Fairchild Semiconductor International Inc (a)	4,800	68		Harris Corp	2,170	160
Freescale Semiconductor Ltd (a)	100	2		InterDigital Inc/PA	2,200	67
Infineon Technologies AG	84,344	955		IPG Photonics Corp (a)	4,187	300
Integrated Device Technology Inc (a)	800	9		Juniper Networks Inc (a)	10,755	288
Intel Corp	4,894	121		Leap Wireless International Inc (a)	8,065	141
Intersil Corp	800	10		Level 3 Communications Inc (a)	800	29
KLA-Tencor Corp	15,504	1,010		Palo Alto Networks Inc (a)	1,800	128
Lam Research Corp (a)	3,048	158		Plantronics Inc	599	27
Linear Technology Corp	47,080	2,205		RF Micro Devices Inc (a)	3,808	27
Microchip Technology Inc	44,007	2,004		SBA Communications Corp (a)	2,300	219
Micron Technology Inc (a)	171,079	4,139		Sprint Corp (a)	15,400	135
NVIDIA Corp	7,638	140		Tele2 AB	1,029	13
Qualcomm Inc	8,677	654		Telefonica SA	10,108	155
Rambus Inc (a)	1,234	11		Telephone & Data Systems Inc	3,000	68
Semtech Corp (a)	1,200	30		tw telecom inc (a)	790	24
Silicon Laboratories Inc (a)	1,200	62		Windstream Holdings Inc	6,400	51
Skyworks Solutions Inc (a)	8,800	312				$5,360
STMicroelectronics NV	2,844	26		Textiles - (0.05)%
Sumco Corp	8,100	62		Mohawk Industries Inc (a)	4,489	635
SunEdison Inc (a)	94,139	1,728
Teradyne Inc	10,200	207		Toray Industries Inc	4,000	28
TriQuint Semiconductor Inc (a)	22,651	277				$663
Veeco Instruments Inc (a)	9,880	391		Toys, Games & Hobbies - 0.00%
Xilinx Inc	6,939	362		Sanrio Co Ltd	500	19
		$20,797

Software - (0.56)%				Transportation - (0.23)%
ACI Worldwide Inc (a)	1,600	96		Atlas Air Worldwide Holdings Inc (a)	2,030	61
Adobe Systems Inc (a)	1,800	124		Cargotec Oyj	4,678	208
Akamai Technologies Inc (a)	500	31		CH Robinson Worldwide Inc	4,300	223
Amadeus IT Holding SA	330	14		CSX Corp	900	25
ANSYS Inc (a)	4,938	412		Expeditors International of Washington Inc	400	16
athenahealth Inc (a)	2,300	446		Genesee & Wyoming Inc (a)	1,550	153
Capcom Co Ltd	77	2		Golar LNG Ltd	3,400	125
Cerner Corp (a)	22,842	1,402		JB Hunt Transport Services Inc	900	64
Citrix Systems Inc (a)	2,000	120		Kansas City Southern	4,004	377
Concur Technologies Inc (a)	4,900	605		Kawasaki Kisen Kaisha Ltd	582	1
Fair Isaac Corp	100	5		Keikyu Corp	6,000	50
Informatica Corp (a)	6,800	283		Kintetsu Corp	26,000	94
Interactive Intelligence Group Inc (a)	400	32		Kirby Corp (a)	4,800	502
Konami Corp	1,800	45		Knight Transportation Inc	3,200	69
Nuance Communications Inc (a)	47,500	726		Koninklijke Vopak NV	2,950	173
Paychex Inc	28,060	1,171

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)		Shares	Value(000	's)		Principal
Transportation (continued)					BONDS (continued)	Amount (000's)	Value(000	's)
Kuehne + Nagel International AG		1,623	$232		Sovereign (continued)
Mitsui OSK Lines Ltd		62,000	258		Ukraine Government International Bond
Norfolk Southern Corp		400	37		9.25%, 07/24/2017	$2,000	$1,860
Odakyu Electric Railway Co Ltd		1,000	9				$11,294
Panalpina Welttransport Holding AG		238	39		TOTAL BONDS (proceeds $31,620)		$31,752
PostNL NV (a)		22,876	109		U.S. GOVERNMENT & GOVERNMENT	Principal
Tidewater Inc		2,599	127		AGENCY OBLIGATIONS - (0.25)%	Amount (000's)	Value(000	's)

			$2,952		U.S. Treasury - (0.25)%
Trucking & Leasing - (0.02)%					0.25%, 08/15/2015	$100	$100
GATX Corp		3,300	214		0.25%, 10/15/2015	351	351
					1.00%, 11/30/2019	600	574
Water- (0.05)%					2.00%, 02/15/2023	1,500	1,436
Aqua America Inc		27,980	705		2.50%, 08/15/2023	200	198
					2.88%, 05/15/2043	600	520
TOTAL COMMON STOCKS (proceeds $251,245)			$295,428		4.63%, 02/15/2040	100	120
PREFERRED STOCKS - (0.05)%		Shares	Value(000	's)			$3,299
					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$3,299
Automobile Manufacturers - (0.05)%					OBLIGATIONS (proceeds $3,285)
Volkswagen AG		2,261	588		TOTAL SHORT SALES (proceeds $286,640)		$331,085

Oil & Gas - 0.00%
Fuchs Petrolub SE		187	18		(a) Non-Income Producing Security

TOTAL PREFERRED STOCKS (proceeds $490)			$606
	Principal
BONDS- (2.43)%	Amount (000's)		Value(000	's)

Banks- (0.32)%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/2020		$3,000	$3,096
Turkiye Garanti Bankasi AS
6.25%, 04/20/2021		1,000	1,014
			$4,110

Iron & Steel - (0.15)%
Vale Overseas Ltd
4.38%, 01/11/2022		2,000	1,996

Mining - (0.16)%
Corp Nacional del Cobre de Chile
4.50%, 08/13/2023		2,000	2,073

Oil & Gas - (0.67)%
Petroleos de Venezuela SA
4.90%, 10/28/2014		9,300	8,742

Real Estate - (0.07)%
Country Garden Holdings Co Ltd
7.50%, 01/10/2023		1,000	956

Retail - (0.20)%
Edcon Holdings Pty Ltd
13.38%, 06/30/2019	EUR	2,000	2,581

Sovereign - (0.86)%
Brazilian Government International Bond
4.88%, 01/22/2021		$1,000	1,071
Hungary Government International Bond
6.38%, 03/29/2021		3,000	3,285
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023		5,000	5,078

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 97.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 1.46%				Electronics - 1.23%
Publicis Groupe SA	199,320	$18,916		Omron Corp	376,600	$15,884

Aerospace & Defense - 4.26%				Engineering & Construction - 0.92%
Airbus Group NV	206,133	15,146		Vinci SA	160,533	11,972
Raytheon Co	329,035	32,216

Safran SA	112,544	7,911		Food - 3.15%
		$55,273		Aryzta AG (a)	160,757	13,406
Agriculture - 5.64%				JBS SA	2,265,200	7,245
Altria Group Inc	795,337	28,839		Kroger Co/The	481,256	20,184
British American Tobacco PLC	328,106	17,885				$40,835

Japan Tobacco Inc	830,800	26,461		Forest Products & Paper - 1.94%
		$73,185		Sumitomo Forestry Co Ltd	627,700	6,446
Automobile Manufacturers - 2.82%				Svenska Cellulosa AB SCA	618,178	18,749
Daimler AG	149,705	13,927				$25,195

Toyota Motor Corp	393,600	22,653		Gas - 1.17%
		$36,580		Gas Natural SDG SA	593,262	15,194
Automobile Parts & Equipment - 1.74%
Lear Corp	277,548	22,537		Healthcare - Products - 0.90%
				Stryker Corp	145,717	11,692
Banks - 7.28%
Goldman Sachs Group Inc/The	69,829	11,623		Healthcare - Services - 1.59%
Regions Financial Corp	780,710	8,307		HCA Holdings Inc (a)	402,733	20,620
Royal Bank of Canada	278,600	18,103
Sumitomo Mitsui Financial Group Inc	307,200	13,792
Toronto-Dominion Bank/The	258,800	11,723		Home Builders - 0.70%
Wells Fargo & Co	664,212	30,833		Barratt Developments PLC	1,237,484	9,107
		$94,381

Beverages - 1.25%				Insurance - 4.76%
PepsiCo Inc	202,134	16,185		Allstate Corp/The	239,962	13,020
				Powszechny Zaklad Ubezpieczen SA	48,257	7,052
				Prudential Financial Inc	141,309	11,952
Biotechnology - 3.36%				Prudential PLC	634,133	14,359
Celgene Corp (a)	106,145	17,063		StanCorp Financial Group Inc	232,167	15,365
Gilead Sciences Inc (a)	320,618	26,544
						$61,748
		$43,607
				Internet - 1.60%
Chemicals - 2.10%				Google Inc (a)	17,086	20,771
Johnson Matthey PLC	234,306	12,794
LyondellBasell Industries NV	163,201	14,374
		$27,168		Media - 3.64%
				Comcast Corp - Class A	565,097	29,210
Commercial Services - 0.76%				ITV PLC	5,309,167	17,943
MasterCard Inc	126,836	9,858				$47,153

				Miscellaneous Manufacturing - 2.21%
Computers - 4.59%				Danaher Corp	187,171	14,317
Accenture PLC - Class A	249,167	20,768		Siemens AG	107,143	14,285
Apple Inc	20,218	10,640				$28,602
DST Systems Inc	122,988	11,558
EMC Corp/MA	340,893	8,989		Oil & Gas - 1.60%
International Business Machines Corp	40,530	7,505		ConocoPhillips	312,559	20,785
		$59,460

Diversified Financial Services - 2.43%				Pharmaceuticals - 14.31%
Discover Financial Services	360,596	20,691		Cardinal Health Inc	290,189	20,757
Santander Consumer USA Holdings Inc (a)	425,604	10,781		Express Scripts Holding Co (a)	335,609	25,275
		$31,472		McKesson Corp	178,170	31,545
				Mylan Inc/PA (a)	348,007	19,339
Electric - 3.58%				Omnicare Inc	278,544	16,406
MDU Resources Group Inc	398,264	13,525		Pfizer Inc	529,327	16,997
Pinnacle West Capital Corp	212,419	11,821		Roche Holding AG	65,291	20,103
Tenaga Nasional BHD	5,750,500	21,073		Shire PLC	635,302	35,141
		$46,419				$185,563

Electrical Components & Equipment - 0.92%				Real Estate - 1.57%
Energizer Holdings Inc	121,929	11,869		Brookfield Asset Management Inc	503,700	20,411

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
				Portfolio Summary (unaudited)
REITS- 0.58%				Country	Percent
Extra Space Storage Inc	153,875	$7,555		United States	56 .41%
				Japan	7.78%
Retail - 2.92%				United Kingdom	5 .57%
Alimentation Couche Tard Inc	115,400	9,094		France	5 .20%
GameStop Corp	177,748	6,632		Canada	4 .57%
Wal-Mart Stores Inc	296,136	22,121		Ireland	4 .31%
		$37,847		Germany	3.21%
				Malaysia	2 .65%
Semiconductors - 1.03%				Switzerland	2 .58%
Samsung Electronics Co Ltd	10,524	13,332		Sweden	1 .44%
				Denmark	1 .36%
Software - 2.27%				Spain	1 .17%
Activision Blizzard Inc	509,318	9,855		Korea, Republic Of	1 .03%
Oracle Corp	500,471	19,574		Hong Kong	0.73%
		$29,429		Brazil	0 .56%
				Poland	0.54%
Telecommunications - 2.38%				Other Assets in Excess of Liabilities, Net	0.89%
TDC A/S	1,777,440	17,646		TOTAL NET ASSETS	100.00%
Telekom Malaysia Bhd	7,633,900	13,212
		$30,858

Toys, Games & Hobbies - 0.42%
Namco Bandai Holdings Inc	241,900	5,425

Transportation - 2.60%
Deutsche Post AG	360,719	13,525
Norfolk Southern Corp	110,362	10,143
Seino Holdings Co Ltd	968,000	10,075
		$33,743

Water- 1.77%
Guangdong Investment Ltd	9,074,000	9,509
Suez Environnement Co	673,014	13,449
		$22,958
TOTAL COMMON STOCKS		$1,263,589
	Maturity
REPURCHASE AGREEMENTS - 1.66% Amount (000's)		Value(000	's)

Banks- 1.66%
Investment in Joint Trading Account; Barclays $	4,654	$4,654
Bank PLC Repurchase Agreement; 0.03%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $4,747,206; 0.63% - 2.00%;
dated 11/15/16 - 11/30/20)
Investment in Joint Trading Account; Credit	5,818	5,818
Suisse Repurchase Agreement; 0.04%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $5,934,009; 0.00%; dated
11/15/21 - 05/15/40)
Investment in Joint Trading Account; Deutsche	7,272	7,272
Bank Repurchase Agreement; 0.05% dated
02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $7,417,510; 0.00% - 7.13%;
dated 03/06/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	3,761	3,761
Lynch Repurchase Agreement; 0.04%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $3,836,134; 0.00% - 4.15%;
dated 03/21/14 - 05/27/33)
		$21,505
TOTAL REPURCHASE AGREEMENTS		$21,505
Total Investments		$1,285,094
Other Assets in Excess of Liabilities, Net - 0.89%		$11,600
TOTAL NET ASSETS - 100.00%		$1,296,694

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 97.21%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.43%				Automobile Parts & Equipment (continued)
Dentsu Inc	9,800	$369		Cie Generale des Etablissements Michelin	8,512	$1,035
Hakuhodo DY Holdings Inc	10,600	79		Continental AG	5,002	1,216
JCDecaux SA	3,031	134		Denso Corp	22,100	1,186
Publicis Groupe SA	8,239	782		GKN PLC	74,577	506
WPP PLC	61,166	1,340		JTEKT Corp	9,300	156
		$2,704		Koito Manufacturing Co Ltd	4,000	76
				NGK Insulators Ltd	12,000	260
Aerospace & Defense - 1.09%				NGK Spark Plug Co Ltd	8,000	181
Airbus Group NV	26,691	1,961		NHK Spring Co Ltd	7,200	75
BAE Systems PLC	146,338	1,004		NOK Corp	4,300	71
Cobham PLC	49,048	245		Nokian Renkaat OYJ	5,152	231
Finmeccanica SpA (a)	18,404	181
				Pirelli & C. SpA	10,817	188
IHI Corp	60,000	275		Stanley Electric Co Ltd	6,500	150
Meggitt PLC	36,182	305		Sumitomo Electric Industries Ltd	34,300	526
Rolls-Royce Holdings PLC (a)	85,506	1,429
				Sumitomo Rubber Industries Ltd	7,800	105
Safran SA	12,327	867		Toyoda Gosei Co Ltd	3,000	63
Thales SA	4,141	275		Toyota Boshoku Corp	3,000	32
Zodiac Aerospace	7,805	275		Toyota Industries Corp	7,400	343
		$6,817		Valeo SA	3,433	480
Agriculture - 1.36%				Yokohama Rubber Co Ltd/The	9,000	88
British American Tobacco PLC	85,904	4,683				$8,341
Golden Agri-Resources Ltd	321,000	141		Banks - 14.28%
Imperial Tobacco Group PLC	43,955	1,793		Aozora Bank Ltd	49,000	143
Japan Tobacco Inc	50,000	1,592		Australia & New Zealand Banking Group Ltd	124,769	3,587
Swedish Match AB	9,186	290		Banca Monte dei Paschi di Siena SpA (a)	292,169	74
		$8,499		Banco Bilbao Vizcaya Argentaria SA	263,115	3,251
Airlines - 0.23%				Banco de Sabadell SA	154,550	509
ANA Holdings Inc	53,000	118		Banco Espirito Santo SA (a)	82,222	160
Cathay Pacific Airways Ltd	54,000	110		Banco Popular Espanol SA	74,921	537
Deutsche Lufthansa AG	10,484	271		Banco Santander SA	527,371	4,760
easyJet PLC	7,213	208		Bank Hapoalim BM	46,974	257
International Consolidated Airlines Group SA	46,386	338		Bank Leumi Le-Israel BM (a)	55,780	215
(a)				Bank of East Asia Ltd	57,200	237
Japan Airlines Co Ltd	2,700	135		Bank of Ireland (a)	1,030,200	548
Qantas Airways Ltd (a)	48,940	51		Bank of Kyoto Ltd/The	15,000	116
Singapore Airlines Ltd	25,000	202		Bank of Queensland Ltd	14,543	156
		$1,433		Bank of Yokohama Ltd/The	54,000	273
				Bankia SA (a)	183,312	383
Apparel - 0.75%				Barclays PLC	695,689	2,931
Adidas AG	9,514	1,106		Bendigo and Adelaide Bank Ltd	18,856	188
Asics Corp	7,300	143		BNP Paribas SA	45,273	3,698
Burberry Group PLC	20,164	519		BOC Hong Kong Holdings Ltd	168,500	512
Christian Dior SA	2,479	488		CaixaBank SA	78,962	497
Hugo Boss AG	1,441	192		Chiba Bank Ltd/The	34,000	206
LVMH Moet Hennessy Louis Vuitton SA	11,544	2,135		Chugoku Bank Ltd/The	7,200	89
Yue Yuen Industrial Holdings Ltd	33,500	103		Commerzbank AG (a)	44,007	795
		$4,686		Commonwealth Bank of Australia	73,302	4,896
Automobile Manufacturers - 3.61%				Credit Agricole SA	45,504	720
				Credit Suisse Group AG (a)	68,924	2,164
Bayerische Motoren Werke AG	15,057	1,747		Danske Bank A/S (a)	29,813	788
Daihatsu Motor Co Ltd	8,700	140
Daimler AG	43,781	4,073		DBS Group Holdings Ltd	78,000	1,018
Fiat SpA (a)	39,812	416		Deutsche Bank AG	46,362	2,242
Fuji Heavy Industries Ltd	26,700	725		DNB ASA	44,442	804
Hino Motors Ltd	11,800	175		Erste Group Bank AG	11,727	415
Honda Motor Co Ltd	74,100	2,667		Fukuoka Financial Group Inc	35,000	141
Isuzu Motors Ltd	54,000	330		Gunma Bank Ltd/The	17,000	90
Mazda Motor Corp (a)	123,000	594		Hachijuni Bank Ltd/The	19,000	102
Mitsubishi Motors Corp (a)	28,700	319		Hang Seng Bank Ltd	34,800	565
Nissan Motor Co Ltd	113,100	1,009		Hiroshima Bank Ltd/The	23,000	88
Renault SA	8,741	865		Hokuhoku Financial Group Inc	52,000	98
Scania AB	14,552	446		HSBC Holdings PLC	852,586	8,998
Suzuki Motor Corp	16,600	447		Intesa Sanpaolo SpA	528,696	1,635
Toyota Motor Corp	125,400	7,217		Iyo Bank Ltd/The	11,800	107
Volkswagen AG	1,342	342		Joyo Bank Ltd/The	31,000	148
Volvo AB - B Shares	69,408	1,043		KBC Groep NV	11,377	720
				Lloyds Banking Group PLC (a)	2,271,811	3,137
		$22,555		Mediobanca SpA (a)	23,496	234
Automobile Parts & Equipment - 1.33%				Mitsubishi UFJ Financial Group Inc	579,700	3,359
Aisin Seiki Co Ltd	8,700	303		Mizrahi Tefahot Bank Ltd	5,606	70
Bridgestone Corp	29,600	1,070		Mizuho Financial Group Inc	1,045,500	2,150

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Chemicals (continued)
National Australia Bank Ltd	106,841	$3,323		Air Water Inc	7,000	$104
Natixis	42,154	303		Akzo Nobel NV	10,905	902
Nishi-Nippon City Bank Ltd/The	31,000	74		Arkema SA	2,855	310
Nordea Bank AB	138,128	1,976		Asahi Kasei Corp	57,000	406
Oversea-Chinese Banking Corp Ltd	117,000	883		BASF SE	41,768	4,801
Pohjola Bank PLC	6,303	146		Brenntag AG	2,342	435
Raiffeisen Bank International AG	5,334	185		Croda International PLC	6,175	263
Resona Holdings Inc	100,400	525		Daicel Corp	13,000	113
Royal Bank of Scotland Group PLC (a)	98,477	539		EMS-Chemie Holding AG	372	143
Seven Bank Ltd	27,100	99		Givaudan SA (a)	420	658
Shinsei Bank Ltd	75,000	156		Hitachi Chemical Co Ltd	4,700	66
Shizuoka Bank Ltd/The	26,000	252		Incitec Pivot Ltd	74,066	208
Skandinaviska Enskilda Banken AB	69,077	969		Israel Chemicals Ltd	19,837	168
Societe Generale SA	32,687	2,169		Johnson Matthey PLC	9,320	509
Standard Chartered PLC	110,349	2,336		JSR Corp	8,100	139
Sumitomo Mitsui Financial Group Inc	57,900	2,600		K+S AG	7,833	264
Sumitomo Mitsui Trust Holdings Inc	150,440	706		Kaneka Corp	13,000	85
Suruga Bank Ltd	8,000	141		Kansai Paint Co Ltd	11,000	143
Svenska Handelsbanken AB	22,697	1,184		Koninklijke DSM NV	7,013	447
Swedbank AB	41,182	1,161		Kuraray Co Ltd	15,700	176
UBS AG (a)	165,968	3,551		LANXESS AG	3,784	281
UniCredit SpA	197,448	1,567		Linde AG	8,442	1,747
Unione di Banche Italiane SCpA	38,956	337		Lonza Group AG (a)	2,407	254
United Overseas Bank Ltd	58,000	945		Mitsubishi Chemical Holdings Corp	61,600	279
Westpac Banking Corp	141,383	4,243		Mitsubishi Gas Chemical Co Inc	18,000	115
Yamaguchi Financial Group Inc	10,000	87		Mitsui Chemicals Inc	37,000	96
		$89,268		Nippon Paint Co Ltd	8,000	123
				Nitto Denko Corp	7,500	352
Beverages - 2.27%				Novozymes A/S	10,280	478
Anheuser-Busch InBev NV	36,545	3,822		OCI (a)	4,312	210
Asahi Group Holdings Ltd	17,600	495		Shin-Etsu Chemical Co Ltd	18,700	1,062
Carlsberg A/S	4,865	513		Showa Denko KK	68,000	99
Coca-Cola Amatil Ltd	26,043	263		Solvay SA	2,696	417
Coca-Cola HBC AG	9,110	226		Sumitomo Chemical Co Ltd	68,000	279
Coca-Cola West Co Ltd	2,800	52		Syngenta AG	4,235	1,542
Diageo PLC	114,148	3,585		Taiyo Nippon Sanso Corp	11,000	83
Heineken Holding NV	4,584	296		Teijin Ltd	43,000	103
Heineken NV	10,477	707		Ube Industries Ltd/Japan	48,000	92
Kirin Holdings Co Ltd	39,000	532		Yara International ASA	8,232	334
Pernod Ricard SA	9,656	1,133				$20,233
Remy Cointreau SA	1,131	96
SABMiller PLC	43,777	2,144		Commercial Services - 1.45%
Suntory Beverage & Food Ltd	6,300	222		Abertis Infraestructuras SA	17,507	410
Treasury Wine Estates Ltd	29,433	102		Adecco SA (a)	6,025	519
		$14,188		Aggreko PLC	12,234	319
				Atlantia SpA	16,899	428
Biotechnology - 0.23%				Babcock International Group PLC	16,465	405
CSL Ltd	22,140	1,430		Benesse Holdings Inc	3,300	124
				Brambles Ltd	70,996	595
Building Materials - 1.21%				Bunzl PLC	15,165	399
Asahi Glass Co Ltd	46,000	253		Bureau Veritas SA	10,046	276
Boral Ltd	35,413	177		Capita PLC	29,963	572
Cie de St-Gobain	18,914	1,134		Dai Nippon Printing Co Ltd	25,000	252
CRH PLC	33,344	983		Edenred	9,245	297
Daikin Industries Ltd	10,700	617		Experian PLC	45,499	823
Fletcher Building Ltd	31,280	247		G4S PLC	70,558	281
Geberit AG	1,719	540		Intertek Group PLC	7,338	361
HeidelbergCement AG	6,395	526		Park24 Co Ltd	4,500	91
Holcim Ltd (a)	10,412	845		Randstad Holding NV	5,647	355
Imerys SA	1,542	144		Secom Co Ltd	9,500	538
James Hardie Industries PLC	20,163	262		Securitas AB	14,239	157
Lafarge SA	8,491	637		Serco Group PLC	22,702	175
LIXIL Group Corp	12,100	355		SGS SA	249	616
Rinnai Corp	1,500	126		Sodexo	4,287	457
Sika AG	98	361		Toppan Printing Co Ltd	25,000	186
Taiheiyo Cement Corp	53,000	187		Transurban Group	64,197	406
TOTO Ltd	13,000	185				$9,042

		$7,579		Computers - 0.44%
Chemicals - 3.24%				AtoS	3,179	308
Air Liquide SA	14,185	1,947		Cap Gemini SA	6,513	509

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electric (continued)
Computershare Ltd	21,499	$228		Electric Power Development Co Ltd	5,300	$165
Fujitsu Ltd	85,000	531		Electricite de France	10,996	436
Gemalto NV	3,602	404		Enel SpA	299,331	1,534
Itochu Techno-Solutions Corp	1,100	51		Fortum OYJ	20,199	478
Nomura Research Institute Ltd	4,600	150		GDF Suez	60,348	1,545
NTT Data Corp	5,700	237		Hokkaido Electric Power Co Inc	8,300	85
Otsuka Corp	700	90		Hokuriku Electric Power Co	7,700	99
TDK Corp	5,600	243		Iberdrola SA	218,733	1,449
		$2,751		Kansai Electric Power Co Inc/The	32,000	358
				Kyushu Electric Power Co Inc	19,400	250
Consumer Products - 0.53%				Origin Energy Ltd	50,078	647
Henkel AG & Co KGaA	5,907	597		Power Assets Holdings Ltd	63,000	527
Husqvarna AB	18,372	124		Red Electrica Corp SA	4,921	383
Reckitt Benckiser Group PLC	29,458	2,423		RWE AG	22,255	890
Societe BIC SA	1,319	169		Shikoku Electric Power Co Inc	8,100	126
		$3,313		SP AusNet	76,769	91
Cosmetics & Personal Care - 0.60%				SSE PLC	43,939	1,032
Beiersdorf AG	4,584	468		Terna Rete Elettrica Nazionale SpA	68,553	350
Kao Corp	23,500	809		Tohoku Electric Power Co Inc	20,600	243
L'Oreal SA	10,997	1,863		Tokyo Electric Power Co Inc (a)	65,800	308
Shiseido Co Ltd	16,400	291				$14,562
Unicharm Corp	5,200	296		Electrical Components & Equipment - 0.98%
		$3,727		Brother Industries Ltd	10,700	153
Distribution & Wholesale - 0.98%				Casio Computer Co Ltd	10,200	116
Hitachi High-Technologies Corp	2,800	68		Hitachi Ltd	220,000	1,742
ITOCHU Corp	68,500	854		Legrand SA	12,045	745
Jardine Cycle & Carriage Ltd	5,000	155		Mabuchi Motor Co Ltd	1,100	74
Li & Fung Ltd	266,000	349		Nidec Corp	4,600	566
Marubeni Corp	75,000	527		Osram Licht AG (a)	3,809	259
Mitsubishi Corp	63,900	1,226		Prysmian SpA	9,271	239
Mitsui & Co Ltd	79,000	1,218		Schneider Electric SA	24,971	2,222
Sojitz Corp	56,900	101				$6,116
Sumitomo Corp	51,200	677		Electronics - 1.16%
Toyota Tsusho Corp	9,700	240		Advantest Corp	6,800	74
Wolseley PLC	12,074	702		Hamamatsu Photonics KK	3,200	130
		$6,117		Hirose Electric Co Ltd	1,400	200
Diversified Financial Services - 1.42%				Hoya Corp	19,800	589
Aberdeen Asset Management PLC	43,626	285		Ibiden Co Ltd	5,100	100
Acom Co Ltd (a)	18,100	52		Keyence Corp	2,040	879
AEON Financial Service Co Ltd	5,100	125		Koninklijke Philips NV	42,648	1,490
ASX Ltd	8,804	296		Kyocera Corp	14,800	671
Credit Saison Co Ltd	7,200	158		Murata Manufacturing Co Ltd	9,200	878
Daiwa Securities Group Inc	76,000	688		NEC Corp	113,000	382
Deutsche Boerse AG	8,777	719		Nippon Electric Glass Co Ltd	17,000	77
Hargreaves Lansdown PLC	9,706	227		Omron Corp	9,300	392
Hong Kong Exchanges and Clearing Ltd	50,200	780		Rexel SA	10,950	276
ICAP PLC	25,036	184		Toshiba Corp	183,000	794
Investec PLC	26,299	196		Yaskawa Electric Corp	10,000	149
Japan Exchange Group Inc	11,200	267		Yokogawa Electric Corp	9,800	153
Julius Baer Group Ltd (a)	10,178	476				$7,234
London Stock Exchange Group PLC	8,014	272		Energy - Alternate Sources - 0.03%
Macquarie Group Ltd	13,138	662		Enel Green Power SpA	79,581	223
Mitsubishi UFJ Lease & Finance Co Ltd	26,500	136
Nomura Holdings Inc	165,100	1,120
Old Mutual PLC	222,690	734		Engineering & Construction - 1.38%
ORIX Corp	59,000	875		ABB Ltd (a)	99,999	2,552
Partners Group Holding AG	789	205		ACS Actividades de Construccion y Servicios	7,997	287
Schroders PLC	4,625	210		SA
Singapore Exchange Ltd	39,000	212		Aeroports de Paris	1,350	164
		$8,879		Aker Solutions ASA	7,476	125
				Auckland International Airport Ltd	48,122	151
Electric - 2.33%				Bouygues SA	8,709	350
AGL Energy Ltd	25,392	355		Cheung Kong Infrastructure Holdings Ltd	28,000	183
Chubu Electric Power Co Inc	29,300	362		Chiyoda Corp	7,000	107
Chugoku Electric Power Co Inc/The	13,500	192		Ferrovial SA	18,346	387
CLP Holdings Ltd	80,500	628		Fraport AG Frankfurt Airport Services	1,679	134
Contact Energy Ltd	16,673	75		Worldwide
E.ON SE	81,896	1,559		Hochtief AG	1,401	130
EDP - Energias de Portugal SA	91,269	395		JGC Corp	9,000	334

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Engineering & Construction (continued)				Food Service - 0.21%
Kajima Corp	38,000	$134		Compass Group PLC	81,730	$1,292
Kinden Corp	6,000	62
Koninklijke Boskalis Westminster NV	3,555	178
Leighton Holdings Ltd	7,668	124		Forest Products & Paper - 0.27%
Obayashi Corp	30,000	184		Oji Holdings Corp	36,000	173
				Stora Enso OYJ	25,026	285
Sembcorp Industries Ltd	45,000	192		Svenska Cellulosa AB SCA	26,685	809
Shimizu Corp	27,000	146
Singapore Technologies Engineering Ltd	71,000	213		UPM-Kymmene OYJ	24,070	436
Skanska AB	17,280	375				$1,703
Sydney Airport	48,895	177		Gas - 1.02%
Taisei Corp	44,000	197		Centrica PLC	231,829	1,238
Vinci SA	21,877	1,631		Enagas SA	8,685	252
WorleyParsons Ltd	9,411	142		Gas Natural SDG SA	15,927	408
		$8,659		Hong Kong & China Gas Co Ltd	260,712	562

Entertainment - 0.22%				National Grid PLC	169,633	2,374
				Osaka Gas Co Ltd	85,000	354
Genting Singapore PLC	278,000	295		Snam SpA	92,268	525
Oriental Land Co Ltd/Japan	2,300	346		Toho Gas Co Ltd	19,000	96
Sankyo Co Ltd	2,400	100
Tabcorp Holdings Ltd	34,301	109		Tokyo Gas Co Ltd	109,000	548
Tatts Group Ltd	64,443	168				$6,357
Toho Co Ltd/Tokyo	5,200	101		Hand & Machine Tools - 0.36%
William Hill PLC	39,435	262		Fuji Electric Co Ltd	25,000	115
		$1,381		Makita Corp	5,100	285
				Sandvik AB	48,487	675
Environmental Control - 0.02%				Schindler Holding AG - PC	2,100	315
Kurita Water Industries Ltd	4,900	104		Schindler Holding AG - REG	967	147
				SMC Corp/Japan	2,300	586
Food - 5.14%				THK Co Ltd	5,200	119
Ajinomoto Co Inc	27,000	419				$2,242
Aryzta AG (a)	3,966	331
Associated British Foods PLC	16,201	813		Healthcare - Products - 0.76%
Barry Callebaut AG (a)	100	125		Cochlear Ltd	2,595	133
Calbee Inc	3,300	80		Coloplast A/S	5,052	425
Carrefour SA	27,985	1,030		Elekta AB	16,761	223
Casino Guichard Perrachon SA	2,567	291		Essilor International SA	9,309	970
Colruyt SA	3,449	191		Getinge AB	9,102	328
Danone SA	25,826	1,821		Luxottica Group SpA	7,599	422
				Olympus Corp (a)	10,900	379
Delhaize Group SA	4,659	335		QIAGEN NV (a)	10,661	240
Distribuidora Internacional de Alimentacion	26,647	228
SA				Shimadzu Corp	11,000	91
First Pacific Co Ltd/Hong Kong	108,000	107		Smith & Nephew PLC	40,642	647
				Sonova Holding AG (a)	2,291	323
J Sainsbury PLC	56,207	322
Jeronimo Martins SGPS SA	11,447	194		Sysmex Corp	3,300	198
Kerry Group PLC	6,792	513		Terumo Corp	6,900	295
				William Demant Holding A/S (a)	1,160	104
Kikkoman Corp	7,000	137
Koninklijke Ahold NV	45,836	854				$4,778
Lindt & Spruengli AG	5	290		Healthcare - Services - 0.37%
Lindt & Spruengli AG - PC	39	192		Fresenius Medical Care AG & Co KGaA	9,815	674
MEIJI Holdings Co Ltd	2,800	185		Fresenius SE & Co KGaA	5,711	886
Metcash Ltd	40,050	111		Miraca Holdings Inc	2,500	114
Metro AG	5,896	244		Ramsay Health Care Ltd	5,973	258
Nestle SA	146,647	11,078		Ryman Healthcare Ltd	16,970	112
Nippon Meat Packers Inc	8,000	129		Sonic Healthcare Ltd	17,303	270
Nisshin Seifun Group Inc	9,450	102				$2,314
Nissin Foods Holdings Co Ltd	2,700	121
Olam International Ltd	67,000	94		Holding Companies - Diversified - 0.65%
Seven & I Holdings Co Ltd	34,300	1,290		GEA Group AG	8,316	402
Suedzucker AG	3,714	103		Groupe Bruxelles Lambert SA	3,669	360
Tate & Lyle PLC	21,180	227		Hutchison Whampoa Ltd	97,000	1,310
Tesco PLC	367,636	2,024		Industrivarden AB	5,604	108
Toyo Suisan Kaisha Ltd	4,000	135		Keppel Corp Ltd	66,200	547
Unilever NV - CVA	74,078	2,929		Noble Group Ltd	196,000	160
Unilever PLC	58,365	2,387		NWS Holdings Ltd	66,500	105
Wilmar International Ltd	87,000	237		Swire Pacific Ltd	31,000	349
WM Morrison Supermarkets PLC	100,855	397		Wendel SA	1,466	220
Woolworths Ltd	57,046	1,839		Wharf Holdings Ltd	69,000	483
Yakult Honsha Co Ltd	4,000	192				$4,044
Yamazaki Baking Co Ltd	5,000	58		Home Builders - 0.23%
		$32,155		Daiwa House Industry Co Ltd	27,000	491

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Builders (continued)				Investment Companies - 0.27%
Iida Group Holdings Co Ltd	6,020	$92		Delek Group Ltd	182	$68
Persimmon PLC (a)	13,843	335		Eurazeo SA	1,400	110
Sekisui Chemical Co Ltd	19,000	217		Exor SpA	4,479	182
Sekisui House Ltd	24,600	309		Investment AB Kinnevik	10,169	394
		$1,444		Investor AB	20,713	737
				Israel Corp Ltd/The (a)	120	64
Home Furnishings - 0.41%				Pargesa Holding SA	1,229	106
Electrolux AB	10,940	259				$1,661
Matsushita Electric Industrial Co Ltd	100,400	1,258
Sharp Corp/Japan (a)	70,000	228		Iron & Steel - 0.61%
Sony Corp	47,200	825		ArcelorMittal	45,440	714
		$2,570		Daido Steel Co Ltd	13,000	60
				Fortescue Metals Group Ltd	70,800	345
Insurance - 5.43%				Hitachi Metals Ltd	9,000	135
Admiral Group PLC	8,790	211		Japan Steel Works Ltd/The	14,000	69
Aegon NV	82,389	743		JFE Holdings Inc	22,400	457
Ageas	10,087	461		Kobe Steel Ltd	139,000	190
AIA Group Ltd	547,600	2,683		Nippon Steel & Sumitomo Metal Corp	345,775	1,013
Allianz SE	20,759	3,702		ThyssenKrupp AG (a)	20,589	560
AMP Ltd	134,504	581		Voestalpine AG	5,097	229
Assicurazioni Generali SpA	53,099	1,192		Yamato Kogyo Co Ltd	1,900	57
Aviva PLC	134,011	1,065				$3,829
AXA SA	81,625	2,126
Baloise Holding AG	2,160	278		Leisure Products & Services - 0.23%
CNP Assurances	7,806	168		Carnival PLC	8,355	344
Dai-ichi Life Insurance Co Ltd/The	38,700	567		Flight Centre Travel Group Ltd	2,514	117
Delta Lloyd NV	8,722	248		Sega Sammy Holdings Inc	8,500	199
Direct Line Insurance Group PLC	51,159	227		Shimano Inc	3,600	326
Gjensidige Forsikring ASA	9,095	190		Tui Travel PLC	20,337	152
Hannover Rueck SE	2,742	233		Yamaha Corp	7,200	99
ING Groep NV (a)	174,599	2,536		Yamaha Motor Co Ltd	12,700	185
Insurance Australia Group Ltd	104,520	508				$1,422
Legal & General Group PLC	269,063	1,082
Mapfre SA	49,015	202		Lodging - 0.75%
MS&AD Insurance Group Holdings	23,000	547		Accor SA	7,241	369
Muenchener Rueckversicherungs AG	8,156	1,783		City Developments Ltd	19,000	141
NKSJ Holdings Inc	15,150	384		Crown Resorts Ltd	18,218	282
Prudential PLC	116,385	2,635		Echo Entertainment Group Ltd	35,670	85
				Galaxy Entertainment Group Ltd (a)	96,000	967
QBE Insurance Group Ltd	55,791	641
Resolution Ltd	64,488	408		InterContinental Hotels Group PLC	11,785	383
RSA Insurance Group PLC	167,323	273		MGM China Holdings Ltd	43,200	185
Sampo	20,329	1,029		Sands China Ltd	110,000	923
SCOR SE	6,984	244		Shangri-La Asia Ltd	72,166	121
Sony Financial Holdings Inc	7,900	128		SJM Holdings Ltd	88,000	283
Standard Life PLC	108,075	705		Whitbread PLC	8,220	617
Suncorp Group Ltd	58,508	636		Wynn Macau Ltd	70,800	342
Swiss Life Holding AG (a)	1,459	363				$4,698
Swiss Re AG	16,015	1,495		Machinery - Construction & Mining - 0.54%
T&D Holdings Inc	26,300	323		Atlas Copco AB - A Shares	30,537	856
Tokio Marine Holdings Inc	31,500	936		Atlas Copco AB - B Shares	17,745	470
Tryg A/S	1,115	108		Hitachi Construction Machinery Co Ltd	4,900	96
UnipolSai SpA (a)	40,944	140		Komatsu Ltd	42,500	899
Vienna Insurance Group AG Wiener	1,746	89		Mitsubishi Electric Corp	88,000	1,047
Versicherung Gruppe						$3,368
Zurich Insurance Group AG (a)	6,771	2,072
		$33,942		Machinery - Diversified - 1.05%
				Alstom SA	9,823	264
Internet - 0.42%				Amada Co Ltd	16,000	134
ASOS PLC (a)	2,466	287		Andritz AG	3,311	208
Dena Co Ltd	4,800	104		CNH Industrial NV (a)	42,934	472
Gree Inc	4,800	53		FANUC Corp	8,700	1,514
Iliad SA	1,185	289		Hexagon AB	10,799	382
Kakaku.com Inc	6,700	112		Kawasaki Heavy Industries Ltd	65,000	267
M3 Inc	33	110		Kone OYJ	14,202	578
Nexon Co Ltd	5,000	43		Kubota Corp	49,000	689
Rakuten Inc	33,100	476		MAN SE	1,603	207
SBI Holdings Inc/Japan	9,190	110		Metso OYJ	5,812	188
Seek Ltd	14,651	224		Mitsubishi Heavy Industries Ltd	138,000	850
Trend Micro Inc/Japan	4,800	161		Nabtesco Corp	5,000	125
United Internet AG	4,852	225		Sumitomo Heavy Industries Ltd	25,000	116
Yahoo Japan Corp	65,400	415		Weir Group PLC/The	9,693	416
		$2,609

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Machinery - Diversified (continued)				Oil & Gas (continued)
Zardoya Otis SA	7,608	$131		Caltex Australia Ltd	6,139	$115
		$6,541		Eni SpA	115,685	2,777
				Galp Energia SGPS SA	15,781	265
Media - 0.88%				Idemitsu Kosan Co Ltd	4,000	82
Axel Springer SE	1,800	127		Inpex Corp	39,900	507
British Sky Broadcasting Group PLC	46,875	737		Japan Petroleum Exploration Co	1,300	48
ITV PLC	173,902	588		JX Holdings Inc	102,130	530
Kabel Deutschland Holding AG	1,006	143		Lundin Petroleum AB (a)	10,120	203
Lagardere SCA	5,069	203		Neste Oil OYJ	5,830	125
Pearson PLC	37,221	630		OMV AG	6,697	304
ProSiebenSat.1 Media AG	9,950	474		Repsol SA	39,540	990
Reed Elsevier NV	31,574	691		Royal Dutch Shell PLC - A Shares	175,564	6,391
Reed Elsevier PLC	53,133	815		Royal Dutch Shell PLC - B Shares	112,744	4,386
RTL Group SA	1,760	227		Santos Ltd	44,206	539
Singapore Press Holdings Ltd	74,000	242		Seadrill Ltd	17,071	629
Sky Deutschland AG (a)	19,945	208
				Showa Shell Sekiyu KK	8,600	85
Wolters Kluwer NV	13,729	396		Statoil ASA	50,751	1,339
		$5,481		TonenGeneral Sekiyu KK	13,000	115
Metal Fabrication & Hardware - 0.36%				Total SA	97,273	6,311
Assa Abloy AB	15,193	773		Transocean Ltd	16,398	691
Maruichi Steel Tube Ltd	2,100	59		Tullow Oil PLC	41,378	554
NSK Ltd	21,000	231		Woodside Petroleum Ltd	29,974	1,017
SKF AB	17,997	481				$37,990
Tenaris SA	21,474	448		Oil & Gas Services - 0.28%
Vallourec SA	4,881	261		Amec PLC	13,528	254
		$2,253		CGG SA (a)	7,239	111
Mining - 3.17%				Fugro NV	3,202	186
Alumina Ltd (a)	114,851	132		Petrofac Ltd	11,798	270
Anglo American PLC	63,399	1,619		Saipem SpA	12,041	283
Antofagasta PLC	17,933	270		Subsea 7 SA	11,998	228
BHP Billiton Ltd	146,051	5,009		Technip SA	4,626	453
BHP Billiton PLC	96,046	3,095				$1,785
Boliden AB	12,438	197		Packaging & Containers - 0.15%
Fresnillo PLC	8,378	134		Amcor Ltd/Australia	54,874	496
Glencore Xstrata PLC	482,521	2,657		Rexam PLC	36,004	297
Iluka Resources Ltd	19,040	160		Toyo Seikan Group Holdings Ltd	7,400	130
Mitsubishi Materials Corp	51,000	161				$923
Newcrest Mining Ltd	34,857	351
Norsk Hydro ASA	61,157	302		Pharmaceuticals - 8.94%
Orica Ltd	16,744	362		Actelion Ltd (a)	4,649	493
Randgold Resources Ltd	3,984	316		Alfresa Holdings Corp	1,900	111
Rio Tinto Ltd	19,816	1,184		Astellas Pharma Inc	19,700	1,281
Rio Tinto PLC	57,817	3,315		AstraZeneca PLC	57,090	3,881
Sumitomo Metal Mining Co Ltd	24,000	314		Bayer AG	37,605	5,332
Umicore SA	5,184	255		Celesio AG	2,064	73
		$19,833		Chugai Pharmaceutical Co Ltd	10,200	261
				Daiichi Sankyo Co Ltd	30,600	529
Miscellaneous Manufacturing - 1.33%				Dainippon Sumitomo Pharma Co Ltd	7,200	134
Alfa Laval AB	14,306	388		Eisai Co Ltd	11,500	450
ALS Ltd/Queensland	17,501	119		GlaxoSmithKline PLC	221,088	6,193
FUJIFILM Holdings Corp	21,100	608		Grifols SA	6,782	386
IMI PLC	12,399	316		Hisamitsu Pharmaceutical Co Inc	2,800	131
Konica Minolta Inc	22,000	224		Kyowa Hakko Kirin Co Ltd	10,000	108
Melrose Industries PLC	48,739	268		Medipal Holdings Corp	6,100	94
Nikon Corp	15,500	285		Merck KGaA	2,939	516
Orkla ASA	34,752	274		Mitsubishi Tanabe Pharma Corp	10,200	150
Siemens AG	36,057	4,807		Novartis AG	104,604	8,706
Smiths Group PLC	17,929	411		Novo Nordisk A/S	90,554	4,309
Sulzer AG	1,091	154		Ono Pharmaceutical Co Ltd	3,800	377
Wartsila OYJ Abp	8,073	477		Orion OYJ	4,513	148
		$8,331		Otsuka Holdings Co Ltd	16,500	508
Office & Business Equipment - 0.35%				Roche Holding AG	31,949	9,837
Canon Inc	51,600	1,610		Sanofi	54,337	5,652
Ricoh Co Ltd	30,500	384		Santen Pharmaceutical Co Ltd	3,400	159
Seiko Epson Corp	5,900	178		Shionogi & Co Ltd	13,600	295
		$2,172		Shire PLC	26,731	1,479
				Suzuken Co Ltd/Aichi Japan	3,200	122
Oil & Gas - 6.08%				Taisho Pharmaceutical Holdings Co Ltd	1,400	107
BG Group PLC	155,026	2,820		Takeda Pharmaceutical Co Ltd	35,900	1,725
BP PLC	848,078	7,167		Teva Pharmaceutical Industries Ltd	37,849	1,890

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pharmaceuticals (continued)				REITS (continued)
Tsumura & Co	2,700	$72		Nippon Building Fund Inc	63	$361
UCB SA	5,005	400		Nippon Prologis REIT Inc	60	129
		$55,909		Segro PLC	33,752	202
				Stockland	104,854	362
Pipelines - 0.04%				Unibail-Rodamco SE	4,422	1,164
APA Group	38,006	227		United Urban Investment Corp	108	165
				Westfield Group	89,776	825
Private Equity - 0.05%				Westfield Retail Trust	135,479	376
3i Group PLC	44,184	311				$8,942

				Retail - 2.41%
Publicly Traded Investment Fund - 0.71%				ABC-Mart Inc	1,200	48
iShares MSCI EAFE ETF	66,007	4,452		Aeon Co Ltd	28,600	350
				Cie Financiere Richemont SA	23,738	2,358
				Citizen Holdings Co Ltd	12,000	99
Real Estate - 1.54%				Don Quijote Holdings Co Ltd	2,500	136
Aeon Mall Co Ltd	5,150	143		FamilyMart Co Ltd	2,700	121
CapitaLand Ltd	117,000	263
CapitaMalls Asia Ltd	62,000	88		Fast Retailing Co Ltd	2,400	831
				Harvey Norman Holdings Ltd	24,154	69
Cheung Kong Holdings Ltd	63,000	989		Hennes & Mauritz AB	43,175	1,944
Daito Trust Construction Co Ltd	3,300	308
Deutsche Wohnen AG	13,016	276		Inditex SA	9,921	1,425
				Isetan Mitsukoshi Holdings Ltd	16,200	183
Global Logistic Properties Ltd	141,000	315		J Front Retailing Co Ltd	22,000	140
Hang Lung Properties Ltd	102,000	284
Henderson Land Development Co Ltd	48,700	274		Kering	3,441	703
				Kingfisher PLC	107,909	711
Hopewell Holdings Ltd	26,000	88		Lawson Inc	3,000	209
Hulic Co Ltd	12,200	141
Hysan Development Co Ltd	29,000	121		Marks & Spencer Group PLC	73,497	619
IMMOFINANZ AG (a)	43,638	221		Marui Group Co Ltd	10,100	83
Keppel Land Ltd	32,000	81		McDonald's Holdings Co Japan Ltd	3,000	80
				Next PLC	7,050	795
Kerry Properties Ltd	29,500	97		Nitori Holdings Co Ltd	3,100	140
Lend Lease Group	24,915	252		Shimamura Co Ltd	1,000	91
Mitsubishi Estate Co Ltd	57,000	1,352
Mitsui Fudosan Co Ltd	38,000	1,136		Swatch Group AG/The - BR	1,402	934
				Swatch Group AG/The - REG	1,974	232
New World Development Co Ltd	172,000	223		Takashimaya Co Ltd	12,000	105
Nomura Real Estate Holdings Inc	5,600	115
NTT Urban Development Corp	5,200	45		Travis Perkins PLC	11,148	364
				USS Co Ltd	10,000	135
REA Group Ltd	2,396	106		Wesfarmers Ltd	51,991	1,996
Sino Land Co Ltd	135,073	192
Sumitomo Realty & Development Co Ltd	16,000	647		Yamada Denki Co Ltd	41,800	139
Sun Hung Kai Properties Ltd	73,000	936				$15,040
Swire Properties Ltd	53,200	142		Semiconductors - 0.66%
Swiss Prime Site AG (a)	2,476	208		ARM Holdings PLC	63,675	1,067
Tokyo Tatemono Co Ltd	19,000	155		ASM Pacific Technology Ltd	10,900	99
Tokyu Fudosan Holdings Corp	23,300	184		ASML Holding NV	16,256	1,403
UOL Group Ltd	21,000	101		Infineon Technologies AG	49,162	556
Wheelock & Co Ltd	42,000	172		Rohm Co Ltd	4,400	229
		$9,655		STMicroelectronics NV	28,985	263
				Sumco Corp	5,300	41
REITS - 1.43%				Tokyo Electron Ltd	7,800	447
Ascendas Real Estate Investment Trust	93,000	159
British Land Co PLC	43,337	506				$4,105
CapitaCommercial Trust	92,000	106		Shipbuilding - 0.03%
CapitaMall Trust	110,000	165		Sembcorp Marine Ltd	38,000	123
CFS Retail Property Trust Group	95,804	169		Yangzijiang Shipbuilding Holdings Ltd	87,000	78
Corio NV	3,129	147				$201
Dexus Property Group	251,479	241
Federation Centres Ltd	64,922	139		Software - 0.82%
Fonciere Des Regions	1,283	120		Amadeus IT Holding SA	17,301	760
Gecina SA	1,000	137		Dassault Systemes	2,868	329
Goodman Group	78,160	336		GungHo Online Entertainment Inc	15,700	97
GPT Group	77,075	256		Konami Corp	4,600	116
Hammerson PLC	32,418	312		Oracle Corp Japan	1,700	71
ICADE	1,648	162		Sage Group PLC/The	49,879	360
Intu Properties PLC	31,000	169		SAP AG	41,900	3,370
Japan Prime Realty Investment Corp	36	125				$5,103
Japan Real Estate Investment Corp	54	293		Storage & Warehousing - 0.01%
Japan Retail Fund Investment Corp	105	207		Mitsubishi Logistics Corp	6,000	84
Klepierre	4,535	206
Land Securities Group PLC	35,775	651
Link REIT/The	105,000	489		Telecommunications - 5.56%
Mirvac Group	166,662	263		Alcatel-Lucent (a)	126,891	549

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)				Transportation (continued)
Belgacom SA	6,917	$208		Mitsui OSK Lines Ltd	49,000	$204
Bezeq The Israeli Telecommunication Corp	85,003	138		MTR Corp Ltd	66,000	240
Ltd				Nippon Express Co Ltd	36,000	168
BT Group PLC	359,602	2,473		Nippon Yusen KK	73,000	234
Deutsche Telekom AG	131,571	2,226		Odakyu Electric Railway Co Ltd	28,000	251
Elisa OYJ	6,397	179		Royal Mail PLC (a)	29,559	297
Eutelsat Communications SA	6,506	212		TNT Express NV	19,825	193
HKT Trust and HKT Ltd	102,000	108		Tobu Railway Co Ltd	46,000	224
Inmarsat PLC	20,386	237		Tokyu Corp	52,000	318
KDDI Corp	24,500	1,498		Toll Holdings Ltd	30,981	147
Koninklijke KPN NV (a)	145,642	519		West Japan Railway Co	7,500	308
Millicom International Cellular SA	3,007	313		Yamato Holdings Co Ltd	16,800	349
NICE Systems Ltd	2,558	105				$10,655
Nippon Telegraph & Telephone Corp	17,100	963
Nokia OYJ (a)	170,303	1,296		Water- 0.21%
NTT DOCOMO Inc	69,500	1,158		Severn Trent PLC	10,866	337
Orange SA	84,320	1,052		Suez Environnement Co	12,762	255
PCCW Ltd	182,000	87		United Utilities Group PLC	31,009	405
Portugal Telecom SGPS SA	28,538	128		Veolia Environnement SA	16,224	306
SES SA	13,817	481				$1,303
Singapore Telecommunications Ltd	363,000	1,032		TOTAL COMMON STOCKS		$607,639
SoftBank Corp	43,700	3,312		PREFERRED STOCKS - 0.60%	Shares Held	Value(000	's)
StarHub Ltd	27,000	89		Automobile Manufacturers - 0.43%
Swisscom AG	1,060	627		Bayerische Motoren Werke AG	2,455	215
TDC A/S	36,926	367		Porsche Automobil Holding SE	6,963	731
Tele2 AB	14,508	180		Volkswagen AG	6,577	1,710
Telecom Corp of New Zealand Ltd	82,950	174				$2,656
Telecom Italia SpA	457,603	520
Telecom Italia SpA - RSP	274,037	240		Consumer Products - 0.14%
Telefonaktiebolaget LM Ericsson	138,393	1,789		Henkel AG & Co KGaA	8,102	903
Telefonica Deutschland Holding AG	12,698	102
Telefonica SA	186,261	2,848		Oil & Gas - 0.03%
Telekom Austria AG	10,073	98		Fuchs Petrolub SE	1,614	161
Telenet Group Holding NV	2,352	150
Telenor ASA	31,036	684		TOTAL PREFERRED STOCKS		$3,720
TeliaSonera AB	108,300	834
Telstra Corp Ltd	198,046	893			Maturity
Vivendi SA	54,803	1,563		REPURCHASE AGREEMENTS - 1.63% Amount (000's)		Value(000	's)
Vodafone Group PLC (a)	1,202,123	5,009		Banks- 1.63%
Ziggo NV	6,821	311		Investment in Joint Trading Account; Barclays $	2,203	$2,203
		$34,752		Bank PLC Repurchase Agreement; 0.03%
				dated 02/28/2014 maturing 03/03/2014
Textiles - 0.07%				(collateralized by US Government
Toray Industries Inc	67,000	463		Securities; $2,247,409; 0.63% - 2.00%;
				dated 11/15/16 - 11/30/20)
Toys, Games & Hobbies - 0.14%				Investment in Joint Trading Account; Credit	2,754	2,754
Namco Bandai Holdings Inc	8,100	182		Suisse Repurchase Agreement; 0.04%
Nintendo Co Ltd	4,800	593		dated 02/28/2014 maturing 03/03/2014
Sanrio Co Ltd	2,200	84		(collateralized by US Government
		$859		Securities; $2,809,262; 0.00%; dated
				11/15/21 - 05/15/40)
Transportation - 1.70%				Investment in Joint Trading Account; Deutsche	3,443	3,443
AP Moeller - Maersk A/S - A shares	25	293		Bank Repurchase Agreement; 0.05% dated
AP Moeller - Maersk A/S - B shares	60	733		02/28/2014 maturing 03/03/2014
Asciano Ltd	44,355	214		(collateralized by US Government
Aurizon Holdings Ltd	92,333	421		Securities; $3,511,576; 0.00% - 7.13%;
Central Japan Railway Co	6,600	770		dated 03/06/14 - 05/04/37)
ComfortDelGro Corp Ltd	92,000	140		Investment in Joint Trading Account; Merrill	1,781	1,780
Deutsche Post AG	41,235	1,546		Lynch Repurchase Agreement; 0.04%
DSV A/S	8,185	262		dated 02/28/2014 maturing 03/03/2014
East Japan Railway Co	15,300	1,196		(collateralized by US Government
Groupe Eurotunnel SA	25,011	300		Securities; $1,816,092; 0.00% - 4.15%;
Hankyu Hanshin Holdings Inc	52,000	286		dated 03/21/14 - 05/27/33)
Hutchison Port Holdings Trust	238,000	149				$10,180
Kamigumi Co Ltd	11,000	102		TOTAL REPURCHASE AGREEMENTS		$10,180
Keikyu Corp	21,000	176
Keio Corp	26,000	184		Total Investments		$621,539
Keisei Electric Railway Co Ltd	13,000	114		Other Assets in Excess of Liabilities, Net - 0.56%		$3,526
Kintetsu Corp	82,000	298		TOTAL NET ASSETS - 100.00%		$625,065
Koninklijke Vopak NV	3,197	187
Kuehne + Nagel International AG	2,456	351

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2014 (unaudited)

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country		Percent
Japan		19 .51%
United Kingdom		18 .25%
France		9 .74%
Switzerland		9 .60%
Germany		9.14%
Australia		7 .27%
Netherlands		4 .36%
Spain		3 .28%
Sweden		3 .18%
Hong Kong		2.53%
United States		2 .40%
Italy		2 .19%
Denmark		1 .36%
Singapore		1.29%
Belgium		1.16%
Finland		0 .90%
Ireland		0 .74%
Norway		0.64%
Israel		0.47%
Luxembourg		0 .35%
Austria		0 .30%
Macao		0 .23%
Portugal		0.18%
New Zealand		0 .12%
Bermuda		0 .10%
Guernsey		0 .07%
Jersey, Channel Islands		0 .05%
Mexico		0 .02%
China		0.01%
Other Assets in Excess of Liabilities, Net		0 .56%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
eMini MSCI EAFE; March 2014	Long	95	$8,768		$9,164	$396
Total						$396

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 0.06%	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.06%				Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	161,513	$2,180		Ameriprise Financial Inc	1,115,265	$28,339
John Hancock Preferred Income Fund	7,700	148		Charles Schwab Corp/The	12,535	310
John Hancock Preferred Income Fund III	9,383	159		Citigroup Capital IX	462,679	11,618
		$2,487		Citigroup Capital XI	335,669	8,489
TOTAL COMMON STOCKS		$2,487		Citigroup Capital XIII	272,299	7,488
INVESTMENT COMPANIES - 0.17%	Shares Held	Value(000	's)	Citigroup Capital XVII	9,000	228
				Corporate-Backed Trust Certificates 6.00%;	153,810	3,581
Publicly Traded Investment Fund - 0.17%				Series GS
Goldman Sachs Financial Square Funds -	7,355,957	7,356		Corporate-Backed Trust Certificates 6.30%;	5,136	124
Government Fund (a)				Series GS
				General Electric Capital Corp 4.70%	82,300	1,735
TOTAL INVESTMENT COMPANIES		$7,356		General Electric Capital Corp 4.88%	566,743	12,468
CONVERTIBLE PREFERRED STOCKS -				General Electric Capital Corp 4.88%	272,022	6,055
1.02%	Shares Held	Value(000	's)	Merrill Lynch Capital Trust I	331,100	8,377
Banks - 1.02%				Merrill Lynch Capital Trust II	135,041	3,410
Wells Fargo & Co	37,723	44,443		Merrill Lynch Preferred Capital Trust III	4,800	122
				Merrill Lynch Preferred Capital Trust V (b)	101,682	2,601
TOTAL CONVERTIBLE PREFERRED STOCKS		$44,443		Morgan Stanley Capital Trust III	350,590	8,719
PREFERRED STOCKS - 46.06%	Shares Held	Value(000	's)	Morgan Stanley Capital Trust IV	513,971	12,849
				Morgan Stanley Capital Trust V	422,449	10,253
Banks - 13.39%				Morgan Stanley Capital Trust VI	330,421	8,277
AgriBank FCB	61,700	6,309		Morgan Stanley Capital Trust VII	204,827	5,149
Bank of America Corp 6.38%; Series III (b)	26,378	653		Morgan Stanley Capital Trust VIII	97,460	2,435
Bank of America Corp 6.63%; Series I	201,813	5,173		PreferredPlus TR-CCR1 5.75%; Series GSG2	17,801	437
Bank of New York Mellon Corp/The	159,200	3,529		PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,376
Barclays Bank PLC 7.10%	1,020,235	26,108		PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600	1,000
Barclays Bank PLC 7.75%	607,340	15,645		SATURNS 2004-04	86,086	2,067
Barclays Bank PLC 8.13%	288,639	7,476				$149,628
Capital One Financial Corp	573,401	13,205
Citigroup Inc 5.80%; Series C (b)	48,953	1,102		Electric - 3.85%
Citigroup Inc 6.88%; Series K	440,000	11,405		Alabama Power Co	89,000	2,367
City National Corp/CA (b)	219,000	4,619		Dominion Resources Inc/VA	1,159,169	30,046
COBANK ACB 11.00%; Series D	115,000	6,109		DTE Energy Co 5.25%	326,300	6,937
Countrywide Capital V (b)	218,131	5,495		Duke Energy Corp	425,148	9,187
Countrywide Financial Corp	682,448	17,307		Entergy Arkansas Inc 4.90%	269,966	5,696
Cullen/Frost Bankers Inc	299,700	6,533		Entergy Arkansas Inc 5.75%	34,863	849
Deutsche Bank Capital Funding Trust IX	16,450	414		Entergy Louisiana LLC 4.70%	476,100	9,474
				Entergy Louisiana LLC 5.25% (b)	247,100	5,720
Deutsche Bank Capital Funding Trust VIII (b)	397,803	9,969
Deutsche Bank Capital Funding Trust X	349,285	8,889		Entergy Louisiana LLC 6.00%	3,369	85
Deutsche Bank Contingent Capital Trust II	2,235,612	56,293		Entergy Mississippi Inc	17,012	427
Deutsche Bank Contingent Capital Trust III	529,600	14,019		Entergy New Orleans Inc	9,500	200
Deutsche Bank Contingent Capital Trust V	22,500	613		Entergy Texas Inc	939,997	23,876
FirstMerit Corp	331,400	7,350		Georgia Power Co 6.50%	77,300	8,039
HSBC Holdings PLC 6.20%	1,050,031	26,198		Gulf Power Co 6.00%	60,914	6,092
HSBC Holdings PLC 8.00%	568,600	15,239		Gulf Power Co 6.45%	4,600	459
HSBC USA Inc 2.86% (b)	825,638	38,470		Interstate Power & Light Co	482,400	10,753
HSBC USA Inc 6.50%	2,085,705	51,934		NextEra Energy Capital Holdings Inc 5.00%	510,093	10,232
HSBC USA Inc - Series D	1,147,982	29,170		NextEra Energy Capital Holdings Inc - Series	450,170	11,493
JP Morgan Chase & Co	235,016	5,135		F
JP Morgan Chase Capital XXIX	213,800	5,520		NextEra Energy Capital Holdings Inc - Series	310,000	7,068
Lloyds Banking Group PLC	130,471	3,533		G
M&T Bank Corp - Series A	5,400	5,373		NextEra Energy Capital Holdings Inc - Series	177,585	4,021
M&T Bank Corp - Series C	7,100	6,958		H
Morgan Stanley	53,972	1,055		NextEra Energy Capital Holdings Inc - Series I	671,456	13,765
PNC Financial Services Group Inc/The (b)	1,641,862	42,853		SCANA Corp	20,135	531
Royal Bank of Scotland Group PLC 5.75%;	591,134	12,497				$167,317
Series L				Hand & Machine Tools - 0.58%
Royal Bank of Scotland Group PLC 6.75%;	7,600	178		Stanley Black & Decker Inc	1,069,850	25,248
Series Q
Santander Finance Preferred SAU	47,759	1,277
State Street Corp (c),(d)	156,000	3,962		Insurance - 10.70%
State Street Corp	1,446,400	31,835		Aegon NV 4.00%	66,900	1,416
TCF Financial Corp (b)	229,023	5,829		Aegon NV 6.38%	975,042	24,249
US Bancorp/MN - Series A	6,703	5,293		Aegon NV 6.50%	247,358	6,159
US Bancorp/MN - Series G	2,083,302	57,416		Aegon NV 8.00%	63,317	1,794
Wells Fargo & Co	128,627	3,189		Aflac Inc	1,128,600	26,138
		$581,129		Allstate Corp/The	540,300	13,497
				American Financial Group Inc/OH 5.75% (b)	434,828	10,327
Diversified Financial Services - 3.45%				Arch Capital Group Ltd	475,091	11,877
Affiliated Managers Group Inc 5.25%	77,887	1,999		Aspen Insurance Holdings Ltd 5.95%	936,500	23,366
Affiliated Managers Group Inc 6.38% (b)	5,000	122		Aspen Insurance Holdings Ltd 7.25%	143,802	3,702

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)				Savings & Loans - 0.52%
Axis Capital Holdings Ltd 5.50%	174,210	$3,540		Astoria Financial Corp (b)	108,000	$2,559
Axis Capital Holdings Ltd 6.88%	2,072,850	52,360		First Niagara Financial Group Inc	704,500	19,902
Delphi Financial Group Inc 7.38%	527,604	13,124				$22,461
Hartford Financial Services Group Inc/The	1,014,436	29,977
ING Groep NV 6.13%	69,848	1,704		Sovereign - 1.25%
ING Groep NV 6.20%	30,250	744		Farm Credit Bank of Texas 10.00%	23,800	28,486
				Farm Credit Bank of Texas 6.75% (e)	258,000	25,921
ING Groep NV 6.38%	849,100	20,888
ING Groep NV 7.05%	1,019,994	25,928				$54,407
ING Groep NV 7.20%	166,345	4,232		Telecommunications - 3.93%
ING Groep NV 7.38%	862,200	22,107		Centaur Funding Corp 9.08% (e)	40,903	49,518
PartnerRe Ltd 5.88%	15,416	334		Qwest Corp 6.13%	885,400	18,691
PartnerRe Ltd 6.50%	149,906	3,638		Qwest Corp 7.00% (b)	520,255	13,033
PartnerRe Ltd 7.25%	9,598	248		Qwest Corp 7.00% (b)	253,178	6,395
PLC Capital Trust V	250,879	6,250		Qwest Corp 7.38%	372,908	9,472
Protective Life Corp 6.00% (b)	20,009	464		Qwest Corp 7.50% (b)	949,111	24,705
Protective Life Corp 6.25%	336,151	7,916		Telephone & Data Systems Inc 6.63%	294,682	7,143
Prudential PLC 6.50%	92,849	2,357		Telephone & Data Systems Inc 7.00%	1,208,015	29,995
Prudential PLC 6.75%	174,600	4,451		United States Cellular Corp	125,584	3,136
Reinsurance Group of America Inc	577,300	14,917		Verizon Communications Inc	345,631	8,641
RenaissanceRe Holdings Ltd - Series C	111,315	2,655				$170,729
RenaissanceRe Holdings Ltd - Series E	719,805	14,598		TOTAL PREFERRED STOCKS		$1,999,387
Torchmark Corp	472,900	11,439			Principal
WR Berkley Corp	1,338,656	28,366		BONDS- 49.23%	Amount (000's)	Value(000	's)
XLIT Ltd	80,319	69,601
		$464,363		Banks- 17.72%
				Abbey National Capital Trust I
Media - 0.26%				8.96%, 12/31/2049	$14,438	$18,264
Comcast Corp	488,466	11,210		BAC Capital Trust XIII
				4.00%, 12/29/2049(f)	34,064	25,207
REITS - 8.13%				Banco do Brasil SA/Cayman
Boston Properties Inc	9,289	195		6.25%, 12/29/2049(e),(f)	27,700	22,195
Digital Realty Trust Inc - Series E (b)	590,135	14,193		Barclays Bank PLC
Digital Realty Trust Inc - Series G	74,567	1,493		6.28%, 12/29/2049	14,300	14,100
Duke Realty Corp 6.50%	283,473	6,781		6.86%, 09/29/2049(e),(f)	18,132	18,925
Duke Realty Corp 6.60%	81,400	1,972		7.43%, 09/29/2049(e),(f)	10,001	11,101
Duke Realty Corp 6.63% (b)	257,927	6,250		Barclays PLC
Health Care REIT Inc	617,185	14,917		8.25%, 12/29/2049(f)	26,600	28,362
Hospitality Properties Trust 7.13%; Series D	408,113	10,199		BNP Paribas SA
Kimco Realty Corp 5.50%	706,043	14,869		7.20%, 06/29/2049(e)	3,800	4,023
Kimco Realty Corp 5.63%	450,895	9,627		BPCE SA
Kimco Realty Corp 6.00% (b)	668,300	15,244		5.70%, 10/22/2023(e)	6,000	6,321
Kimco Realty Corp 6.90%	338,815	8,728		6.75%, 01/29/2049	11,500	11,558
National Retail Properties Inc	455,621	10,857		CBA Capital Trust II
Prologis Inc - Series Q	128,700	7,369		6.02%, 03/29/2049(e)	3,400	3,595
PS Business Parks Inc	380,000	8,060		Citigroup Inc
PS Business Parks Inc - Series R	130,211	3,296		5.90%, 12/29/2049	200	198
PS Business Parks Inc - Series S	46,415	1,096		5.95%, 12/29/2049	5,000	4,938
PS Business Parks Inc - Series T	79,059	1,774		8.40%, 04/29/2049	5,000	5,527
PS Business Parks Inc - Series U	510,634	10,882		Claudius Ltd for Credit Suisse
Public Storage Inc 5.20%; Series W	150,404	3,118		7.88%, 06/29/2049	5,892	5,969
Public Storage Inc 5.20%; Series X	85,700	1,777		Cooperatieve Centrale Raiffeisen-
Public Storage Inc 5.38%; Series V	147,112	3,139		Boerenleenbank BA/Netherlands
Public Storage Inc 5.75%; Series T	442,900	10,054		11.00%, 12/29/2049(e),(f)	56,107	74,061
Public Storage Inc 5.90%; Series S	56,300	1,318		Countrywide Capital III
Public Storage Inc 6.35%; Series R	746,444	18,698		8.05%, 06/15/2027	6,312	7,607
Public Storage Inc 6.50%; Series Q	7,688	197		Credit Agricole SA
Realty Income Corp - Series D	239,131	5,995		7.88%, 01/23/2049(e)	8,000	8,590
Realty Income Corp - Series F	853,083	21,336		8.38%, 12/31/2049(e),(f)	11,000	12,430
Regency Centers Corp 6.00%	441,029	9,606		9.75%, 06/29/2049	11,592	12,186
Regency Centers Corp 6.63%	230,854	5,552		Credit Suisse AG
Senior Housing Properties Trust	115,931	2,403		6.50%, 08/08/2023(e)	40,800	44,815
Ventas Realty LP / Ventas Capital Corp	294,237	6,570		Credit Suisse Group AG
Vornado Realty LP	1,432,058	37,520		7.50%, 12/11/2049(e),(f)	15,750	17,306
Vornado Realty Trust - Series I	103,392	2,564		Credit Suisse Group Guernsey I Ltd
Vornado Realty Trust - Series J	174,963	4,462		7.88%, 02/24/2041(f)	8,900	9,708
Vornado Realty Trust - Series K	915,603	20,070		Fifth Third Bancorp
Vornado Realty Trust - Series L	420,525	8,793		5.10%, 12/29/2049(f)	5,100	4,667
Weingarten Realty Investors 6.50%	203,265	4,909		First Empire Capital Trust I
Weingarten Realty Investors 8.10%	1,744,209	37,012		8.23%, 02/01/2027	13,750	13,988
		$352,895		First Empire Capital Trust II
				8.28%, 06/01/2027	4,500	4,589

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Diversified Financial Services (continued)
First Hawaiian Capital I				ZFS Finance USA Trust V
8.34%, 07/01/2027	$8,410	$8,528		6.50%, 05/09/2067(e)	$19,683	$21,159
First Union Capital II						$331,377
7.95%, 11/15/2029	3,700	4,614
Goldman Sachs Capital II				Electric - 1.53%
4.00%, 12/01/2049(f)	4,000	3,060		Electricite de France
				5.25%, 01/29/2049(e),(f)	39,660	39,938
HSBC Capital Funding LP/Jersey
10.18%, 12/29/2049(e),(f)	25,000	36,125		Integrys Energy Group Inc
				6.11%, 12/01/2066(f)	582	583
HSBC USA Capital Trust I
7.81%, 12/15/2026(e)	300	304		NextEra Energy Capital Holdings Inc
				6.35%, 10/01/2066(f)	2,000	1,975
HSBC USA Capital Trust III				6.65%, 06/15/2067(f)	3,000	3,022
7.75%, 11/15/2026	7,200	7,281		7.30%, 09/01/2067(f)	14,455	15,900
JP Morgan Chase & Co
6.75%, 01/29/2049(f)	20,700	21,735		PPL Capital Funding Inc
7.90%, 04/29/2049(f)	36,560	41,028		6.70%, 03/30/2067(f)	4,875	4,887
JP Morgan Chase Capital XXI						$66,305
1.19%, 02/02/2037(f)	8,131	6,098		Hand & Machine Tools - 0.27%
KeyCorp Capital III				Stanley Black & Decker Inc
7.75%, 07/15/2029	3,500	4,146		5.75%, 12/15/2053	10,950	11,771
LBG Capital No.1 PLC
7.88%, 11/01/2020(e)	11,096	11,762
8.00%, 12/29/2049(e),(f)	2,645	2,810		Insurance - 20.09%
LBG Capital No.2 PLC				ACE Capital Trust II
7.88%, 03/19/2020	7,000	7,430		9.70%, 04/01/2030	5,490	7,960
Lloyds Banking Group PLC				Aegon NV
6.41%, 01/29/2049(e)	34,174	33,533		3.04%, 07/29/2049(f)	8,148	7,204
6.66%, 01/29/2049(e)	32,281	31,958		AIG Life Holdings Inc
M&T Bank Corp				7.57%, 12/01/2045(e)	16,825	20,106
6.88%, 12/29/2049(e)	41,800	41,665		8.50%, 07/01/2030	30,200	38,958
PNC Financial Services Group Inc/The				Allstate Corp/The
6.75%, 07/29/2049(f)	26,900	28,817		6.50%, 05/15/2067	12,505	13,052
RBS Capital Trust IV				American International Group Inc
1.05%, 09/29/2049(f)	6,500	6,240		8.18%, 05/15/2068	1,500	1,932
Royal Bank of Scotland Group PLC				AXA SA
7.65%, 08/29/2049(f)	15,480	16,486		2.81%, 08/29/2049(f)	8,200	7,257
Societe Generale SA				6.38%, 12/29/2049(e),(f)	21,968	22,792
0.99%, 12/29/2049(e),(f)	5,750	5,175		8.60%, 12/15/2030	13,565	17,499
7.88%, 12/29/2049(e),(f)	6,500	6,923		Catlin Insurance Co Ltd
8.75%, 10/29/2049	26,112	27,516		7.25%, 07/29/2049(e)	73,096	75,289
Standard Chartered PLC				Dai-ichi Life Insurance Co Ltd/The
0.56%, 07/29/2049(f)	2,000	1,270		7.25%, 12/29/2049(e),(g)	13,250	15,677
7.01%, 07/29/2049(e)	18,850	20,075		Everest Reinsurance Holdings Inc
State Street Capital Trust IV				6.60%, 05/01/2067(f)	30,420	30,534
1.24%, 06/01/2077(f)	600	465		Great-West Life & Annuity Insurance Capital
Wachovia Capital Trust III				LP
5.57%, 03/29/2049(f)	4,167	4,032		6.63%, 11/15/2034(e)	7,000	7,400
		$769,306		Great-West Life & Annuity Insurance Capital
				LP II
Chemicals - 0.55%				7.15%, 05/16/2046(e),(f)	8,750	9,012
Sinochem Global Capital Co Ltd				ING US Inc
5.00%, 12/29/2049(e),(f)	24,450	23,778		5.65%, 05/15/2053(f)	20,700	20,286
				Liberty Mutual Group Inc
				7.00%, 03/15/2037(e),(f)	12,688	13,227
Diversified Financial Services - 7.64%				7.80%, 03/07/2087(e)	30,538	33,134
American Express Co
6.80%, 09/01/2066(f)	9,094	9,890		Lincoln National Corp
				6.05%, 04/20/2067(f)	27,905	27,696
Charles Schwab Corp/The
7.00%, 02/28/2049(f)	26,600	30,324		MetLife Capital Trust IV
				7.88%, 12/15/2067(e)	19,200	22,416
Citigroup Capital III				MetLife Capital Trust X
7.63%, 12/01/2036	2,700	3,170		9.25%, 04/08/2068 (e)	27,375	35,656
General Electric Capital Corp
6.25%, 12/15/2049(f)	59,725	64,055		Mitsui Sumitomo Insurance Co Ltd
6.38%, 11/15/2067(f)	10,615	11,743		7.00%, 03/15/2072(e)	125	145
7.13%, 12/29/2049(f)	55,200	62,652		MMI Capital Trust I
Glen Meadow Pass-Through Trust				7.63%, 12/15/2027	1,073	1,264
6.51%, 02/12/2067(e),(f)	785	764		Nationwide Financial Services Inc
Goldman Sachs Capital I				6.75%, 05/15/2067	68,095	67,755
6.35%, 02/15/2034	119,482	124,425		Provident Financing Trust I
Macquarie PMI LLC				7.41%, 03/15/2038	8,750	9,639
8.38%, 12/29/2049	3,000	3,195		Prudential Financial Inc
				5.63%, 06/15/2043(f)	76,965	79,466

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2014 (unaudited)

				(c) Non-Income Producing Security
				(d) Security purchased on a when-issued basis.
	Principal			(e)	Security exempt from registration under Rule 144A of the Securities Act of
BONDS (continued)	Amount (000's)	Value(000	's)	1933. These securities may be resold in transactions exempt from
Insurance (continued)				registration, normally to qualified institutional buyers. Unless otherwise
Prudential Financial Inc (continued)				indicated, these securities are not considered illiquid. At the end of the
5.88%, 09/15/2042(f)	$11,675	$12,142		period, the value of these securities totaled $1,068,237 or 24.61% of net
Prudential PLC				assets.
6.50%, 06/29/2049	42,448	42,830		(f) Variable Rate. Rate shown is in effect at February 28, 2014.
7.75%, 12/29/2049	4,800	5,196		(g) Security is Illiquid
QBE Capital Funding III Ltd
7.25%, 05/24/2041(e),(f)	84,245	87,825
Sirius International Group Ltd				Portfolio Summary (unaudited)
7.51%, 05/29/2049(e),(f)	1,175	1,235
Sompo Japan Insurance Inc				Sector	Percent
5.33%, 03/28/2073 (e),(f)	60,300	62,109		Financial	85 .62%
Sumitomo Life Insurance Co				Utilities	5 .38%
6.50%, 09/20/2073(e),(f)	15,500	17,089		Communications	4.19%
Swiss Re Capital I LP				Industrial	2 .00%
6.85%, 05/29/2049 (e),(f)	35,620	38,167		Government	1 .25%
ZFS Finance USA Trust II				Basic Materials	0 .55%
6.45%, 12/15/2065 (e),(f)	18,850	20,169		Energy	0 .28%
				Exchange Traded Funds	0 .23%
		$872,118		Other Assets in Excess of Liabilities, Net	0.50%
Miscellaneous Manufacturing - 0.46%				TOTAL NET ASSETS	100.00%
GE Capital Trust I
6.38%, 11/15/2067	18,008	19,935

Pipelines - 0.28%
DCP Midstream LLC
5.85%, 05/21/2043(e),(f)	12,820	12,019

Transportation - 0.69%
BNSF Funding Trust I
6.61%, 12/15/2055(f)	27,260	30,088

TOTAL BONDS		$2,136,697
	Maturity
REPURCHASE AGREEMENTS - 2.96%	Amount (000's)	Value(000	's)

Banks- 2.96%
Investment in Joint Trading Account; Barclays $	27,767	$27,767
Bank PLC Repurchase Agreement; 0.03%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $28,322,017; 0.63% - 2.00%;
dated 11/15/16 - 11/30/20)
Investment in Joint Trading Account; Credit	34,708	34,708
Suisse Repurchase Agreement; 0.04%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $35,402,521; 0.00%; dated
11/15/21 - 05/15/40)
Investment in Joint Trading Account; Deutsche	43,386	43,385
Bank Repurchase Agreement; 0.05% dated
02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $44,253,151; 0.00% - 7.13%;
dated 03/06/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	22,438	22,438
Lynch Repurchase Agreement; 0.04%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $22,886,526; 0.00% - 4.15%;
dated 03/21/14 - 05/27/33)
		$128,298
TOTAL REPURCHASE AGREEMENTS		$128,298
Total Investments		$4,318,668
Other Assets in Excess of Liabilities, Net - 0.50%		$21,606
TOTAL NET ASSETS - 100.00%		$4,340,274

(a)	Security was purchased with the cash proceeds from securities loans.
(b)	Security or a portion of the security was on loan at the end of the period.

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 95.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Automobile Manufacturers - 1.63%			Healthcare - Products - 2.63%
New Flyer Industries Inc	1,475,549	$15,138	STERIS Corp	199,800	$9,221
			Teleflex Inc	148,261	15,121

Automobile Parts & Equipment - 1.41%					$24,342
Autoliv Inc	136,100	13,112	Housewares - 0.96%
			Newell Rubbermaid Inc	276,407	8,875
Banks - 7.86%
City Holding Co	140,420	6,218	Insurance - 6.87%
Community Trust Bancorp Inc	233,248	9,237	Fidelity National Financial Inc	391,927	12,957
First Financial Bancorp	395,083	6,732	HCC Insurance Holdings Inc	216,930	9,523
FirstMerit Corp	690,796	14,341	OneBeacon Insurance Group Ltd	278,070	4,560
PacWest Bancorp	287,472	12,476	PartnerRe Ltd	119,830	11,849
Umpqua Holdings Corp (a)	674,136	11,979	Protective Life Corp	229,667	11,975
Washington Trust Bancorp Inc	339,020	11,930	Validus Holdings Ltd	349,556	12,867
		$72,913			$63,731

Chemicals - 5.52%			Investment Companies - 1.74%
Cabot Corp	262,937	14,236	Ares Capital Corp	896,501	16,164
Huntsman Corp	514,291	12,528
Rockwood Holdings Inc	151,079	11,917
RPM International Inc	298,790	12,507	Machinery - Diversified - 2.91%
		$51,188	AGCO Corp	90,512	4,750
			Applied Industrial Technologies Inc	176,779	9,021
Coal - 1.48%			IDEX Corp	175,388	13,167
Alliance Resource Partners LP	159,030	13,702			$26,938

			Media - 1.45%
Commercial Services - 1.56%			Sinclair Broadcast Group Inc	453,784	13,441
Landauer Inc	116,050	5,624
McGrath RentCorp	271,862	8,800
		$14,424	Miscellaneous Manufacturing - 1.33%
			Crane Co	173,054	12,360
Computers - 2.14%
j2 Global Inc	225,488	11,590	Oil & Gas - 7.69%
MTS Systems Corp	116,764	8,286	BreitBurn Energy Partners LP	495,793	9,911
		$19,876	Calumet Specialty Products Partners LP	559,463	14,249
Consumer Products - 2.09%			HollyFrontier Corp	174,250	7,941
Kimberly-Clark de Mexico SAB de CV ADR	418,293	5,062	Pengrowth Energy Corp	2,144,935	14,451
Tupperware Brands Corp	182,164	14,318	Suburban Propane Partners LP	240,649	10,367
		$19,380	Vermilion Energy Inc	176,586	9,967
			Zargon Oil & Gas Ltd	612,330	4,424
Diversified Financial Services - 0.70%					$71,310
Fly Leasing Ltd ADR	429,575	6,495
			Packaging & Containers - 1.09%

Electric - 3.07%			Packaging Corp of America	139,259	10,151
Alliant Energy Corp	198,006	10,740
Great Plains Energy Inc	134,125	3,524	Pipelines - 1.98%
Pepco Holdings Inc	273,539	5,577	Atlas Pipeline Partners LP	597,112	18,355
PNM Resources Inc	329,459	8,615
		$28,456	Private Equity - 1.26%
Electrical Components & Equipment - 1.17%			Hercules Technology Growth Capital Inc (a)	740,416	11,654
Hubbell Inc	90,649	10,836
			REITS - 16.94%
Electronics - 1.85%			Agree Realty Corp	322,774	9,922
Garmin Ltd	319,870	17,164	Alexandria Real Estate Equities Inc	195,624	14,173
			BioMed Realty Trust Inc	768,928	15,902
			Capstead Mortgage Corp	1,143,964	14,746
Food - 0.89%			Colony Financial Inc	446,773	10,088
B&G Foods Inc	274,399	8,221	CYS Investments Inc	2,039,126	17,944
			Digital Realty Trust Inc (a)	361,583	19,583
Gas - 1.67%			EastGroup Properties Inc	63,443	3,936
ONE Gas Inc (b)	275,528	9,363	EPR Properties	195,932	10,435
Vectren Corp	158,566	6,100	Hatteras Financial Corp	588,387	11,603
		$15,463	Medical Properties Trust Inc	719,665	9,493
			Omega Healthcare Investors Inc	602,373	19,252
Hand & Machine Tools - 2.89%					$157,077
Lincoln Electric Holdings Inc	148,027	11,097
Snap-on Inc	139,546	15,653	Semiconductors - 4.60%
		$26,750	Cypress Semiconductor Corp (b)	1,077,118	10,545
			Maxim Integrated Products Inc	433,231	14,171
			Microchip Technology Inc	318,698	14,517

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Semiconductors (continued)
MKS Instruments Inc	112,048	$3,368
		$42,601

Software - 1.29%
Computer Programs & Systems Inc	174,471	11,939

Telecommunications - 4.11%
Consolidated Communications Holdings Inc	801,677	15,280
Harris Corp	183,921	13,577
Windstream Holdings Inc (a)	1,148,885	9,214
		$38,071

Toys, Games & Hobbies - 2.00%
Hasbro Inc	336,865	18,582

Trucking & Leasing - 1.11%
TAL International Group Inc	233,144	10,328

TOTAL COMMON STOCKS		$889,037
INVESTMENT COMPANIES - 5.66%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 5.66%
Goldman Sachs Financial Square Funds -	7,887,755	7,888
Government Fund (c)
JP Morgan US Government Money Market	44,567,731	44,567
Fund
		$52,455
TOTAL INVESTMENT COMPANIES		$52,455
Total Investments		$941,492
Liabilities in Excess of Other Assets, Net - (1.55)%		$(14,404)
TOTAL NET ASSETS - 100.00%		$927,088

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)

Sector	Percent
Financial	35 .37%
Industrial	12 .35%
Energy	11 .15%
Technology	8.03%
Consumer, Non-cyclical	7 .17%
Consumer, Cyclical	6 .00%
Exchange Traded Funds	5 .66%
Communications	5 .56%
Basic Materials	5 .52%
Utilities	4 .74%
Liabilities in Excess of Other Assets, Net	(1 .55)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments
February 28, 2014 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

See accompanying notes.

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
BLUE CHIP FUND
Institutional shares
2014	(b)	$12 .44	$0 .06	$1 .73	$1 .79	($0 .04)	$–	($0 .04)	$14 .19
2013		10 .64	0 .18	1 .69	1 .87	( 0 .06)	( 0 .01)	( 0 .07)	12 .44
2012	(f)	10 .00	0 .02	0 .62	0 .64	–	–	–	10 .64

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets			Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

14 .41	%(c)	$393,861	0.73	%(d)	0 .73%(d),(e)		0.83	%(d)	19 .3	%(d)
17 .74		179,732	0 .75		0 .95	(e)	1 .46		1 .3
6 .40	(c)	5,321	0 .75	(d)	4 .83 (d)	,(e)	0.87	(d)	7 .3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
BOND MARKET INDEX FUND
Class J shares
2014	(c)	$10 .63	$0 .07	$0 .18	$0 .25	($0 .19)	$–	($0 .19)	$10 .69
2013		11 .17	0 .11	( 0 .47)	( 0 .36)	( 0 .17)	( 0 .01)	( 0 .18)	10 .63
2012		10 .86	0 .16	0 .36	0 .52	( 0 .21)	–	( 0 .21)	11 .17
2011		10 .65	0 .21	0 .16	0 .37	( 0 .14)	( 0 .02)	( 0 .16)	10 .86
2010	(h)	10 .17	0 .08	0 .40	0 .48	–	–	–	10 .65
Institutional shares
2014	(c)	10 .71	0 .10	0 .18	0 .28	( 0 .25)	–	( 0 .25)	10 .74
2013		11 .27	0 .17	( 0 .48)	( 0 .31)	( 0 .24)	( 0 .01)	( 0 .25)	10 .71
2012		10 .95	0 .23	0 .36	0 .59	( 0 .27)	–	( 0 .27)	11 .27
2011		10 .71	0 .28	0 .17	0 .45	( 0 .19)	( 0 .02)	( 0 .21)	10 .95
2010	(i)	10 .00	0 .18	0 .53	0 .71	–	–	–	10 .71
R-1 shares
2014	(c)	10 .60	0 .05	0 .19	0 .24	( 0 .13)	–	( 0 .13)	10 .71
2013		11 .15	0 .07	( 0 .47)	( 0 .40)	( 0 .14)	( 0 .01)	( 0 .15)	10 .60
2012		10 .85	0 .13	0 .36	0 .49	( 0 .19)	–	( 0 .19)	11 .15
2011		10 .65	0 .18	0 .17	0 .35	( 0 .13)	( 0 .02)	( 0 .15)	10 .85
2010	(i)	10 .00	0 .12	0 .53	0 .65	–	–	–	10 .65
R-2 shares
2014	(c)	10 .61	0 .06	0 .19	0 .25	( 0 .17)	–	( 0 .17)	10 .69
2013		11 .16	0 .09	( 0 .47)	( 0 .38)	( 0 .16)	( 0 .01)	( 0 .17)	10 .61
2012		10 .86	0 .15	0 .35	0 .50	( 0 .20)	–	( 0 .20)	11 .16
2011		10 .66	0 .20	0 .17	0 .37	( 0 .15)	( 0 .02)	( 0 .17)	10 .86
2010	(i)	10 .00	0 .13	0 .53	0 .66	–	–	–	10 .66
R-3 shares
2014	(c)	10 .61	0 .07	0 .19	0 .26	( 0 .19)	–	( 0 .19)	10 .68
2013		11 .19	0 .11	( 0 .49)	( 0 .38)	( 0 .19)	( 0 .01)	( 0 .20)	10 .61
2012		10 .89	0 .16	0 .36	0 .52	( 0 .22)	–	( 0 .22)	11 .19
2011		10 .67	0 .22	0 .17	0 .39	( 0 .15)	( 0 .02)	( 0 .17)	10 .89
2010	(i)	10 .00	0 .14	0 .53	0 .67	–	–	–	10 .67
R-4 shares
2014	(c)	10 .65	0 .08	0 .18	0 .26	( 0 .21)	–	( 0 .21)	10 .70
2013		11 .21	0 .13	( 0 .48)	( 0 .35)	( 0 .20)	( 0 .01)	( 0 .21)	10 .65
2012		10 .90	0 .19	0 .36	0 .55	( 0 .24)	–	( 0 .24)	11 .21
2011		10 .68	0 .24	0 .17	0 .41	( 0 .17)	( 0 .02)	( 0 .19)	10 .90
2010	(i)	10 .00	0 .15	0 .53	0 .68	–	–	–	10 .68
R-5 shares
2014	(c)	10 .66	0 .09	0 .19	0 .28	( 0 .22)	–	( 0 .22)	10 .72
2013		11 .23	0 .14	( 0 .48)	( 0 .34)	( 0 .22)	( 0 .01)	( 0 .23)	10 .66
2012		10 .92	0 .20	0 .36	0 .56	( 0 .25)	–	( 0 .25)	11 .23
2011		10 .69	0 .25	0 .17	0 .42	( 0 .17)	( 0 .02)	( 0 .19)	10 .92
2010	(i)	10 .00	0 .16	0 .53	0 .69	–	–	–	10 .69

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

2 .37%(d),(e)		$24,817	0 .88	%(f)	1.02%(f),(g)		1 .23	%(f)	136.7	%(f)
(3 .34	) (e)	25,256	0 .77		0 .97	(g)	1 .04		131 .7
4 .84	(e)	31,642	0 .89		1 .07	(g)	1 .47		144 .0
3 .56	(e)	30,271	0 .87		1 .01	(g)	2 .00		84 .6
4 .72 (d)	,(e)	29,318	1.29	(f)	1 .37 (f)	,(g)	1 .57	(f)	216.8	(f)

2 .67	(d)	1,360,465	0 .26	(f)	–		1 .85	(f)	136.7	(f)
(2 .88)		1,462,194	0 .26		0 .26	(b)	1 .54		131 .7
5 .50		1,553,862	0 .26		0 .26	(b)	2 .06		144 .0
4 .30		965,143	0 .27		0 .27	(b)	2 .60		84 .6
7 .10	(d)	530,223	0.26	(f)	0 .26 (b)	,(f)	2 .54	(f)	216.8	(f)

2 .28	(d)	1,123	1.14	(f)	1 .14 (b)	,(f)	0 .97	(f)	136.7	(f)
(3 .68)		1,513	1 .14		1 .14	(b)	0 .68		131 .7
4 .57		2,253	1 .14		1 .14	(b)	1 .20		144 .0
3 .31		1,538	1 .14		1 .14	(b)	1 .73		84 .6
6 .50	(d)	2,133	1.15	(f)	1 .16 (b)	,(f)	1 .70	(f)	216.8	(f)

2 .35	(d)	3,931	1.01	(f)	1 .01 (b)	,(f)	1 .10	(f)	136.7	(f)
(3 .54)		3,985	1 .01		1 .01	(b)	0 .81		131 .7
4 .67		4,794	1 .01		1 .01	(b)	1 .33		144 .0
3 .50		3,469	1 .01		1 .01	(b)	1 .86		84 .6
6 .60	(d)	3,814	1.02	(f)	1 .02 (b)	,(f)	1 .83	(f)	216.8	(f)

2 .51	(d)	12,593	0.83	(f)	0 .83 (b)	,(f)	1 .29	(f)	136.7	(f)
(3 .48)		11,485	0 .83		0 .83	(b)	0 .98		131 .7
4 .87		10,082	0 .83		0 .83	(b)	1 .50		144 .0
3 .74		5,716	0 .83		0 .83	(b)	2 .04		84 .6
6 .70	(d)	5,206	0.84	(f)	0 .84 (b)	,(f)	2 .01	(f)	216.8	(f)

2 .48	(d)	7,836	0.64	(f)	0 .64 (b)	,(f)	1 .48	(f)	136.7	(f)
(3 .23)		7,137	0 .64		0 .64	(b)	1 .17		131 .7
5 .16		6,175	0 .64		0 .64	(b)	1 .74		144 .0
3 .90		5,894	0 .64		0 .64	(b)	2 .23		84 .6
6 .80	(d)	2,675	0.65	(f)	0 .65 (b)	,(f)	2 .20	(f)	216.8	(f)

2 .66	(d)	48,424	0.52	(f)	0 .52 (b)	,(f)	1 .61	(f)	136.7	(f)
(3 .16)		25,057	0 .52		0 .52	(b)	1 .29		131 .7
5 .25		21,032	0 .52		0 .52	(b)	1 .80		144 .0
4 .05		11,004	0 .52		0 .52	(b)	2 .35		84 .6
6 .90	(d)	9,296	0.53	(f)	0 .52 (b)	,(f)	2 .34	(f)	216.8	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended February 28, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or Distributor.
(h)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(i)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
DIVERSIFIED REAL ASSET FUND
Institutional shares
2014	(b)	$11 .81	$0 .08	$0 .77	$0 .85	($0 .16)	($0 .11)	($0 .27)	$12 .39
2013		11 .99	0 .20	0 .07	0 .27	( 0 .15)	( 0 .30)	( 0 .45)	11 .81
2012		11 .87	0 .14	0 .30	0 .44	( 0 .04)	( 0 .28)	( 0 .32)	11 .99
2011		10 .14	0 .15	1 .64	1 .79	( 0 .04)	( 0 .02)	( 0 .06)	11 .87
2010	(f)	10 .00	0 .05	0 .11	0 .16	( 0 .02)	–	( 0 .02)	10 .14
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2014	(b)	10 .54	–	0 .49	0 .49	( 0 .03)	( 0 .08)	( 0 .11)	10 .92
2013		10 .35	0 .04	0 .29	0 .33	–	( 0 .14)	( 0 .14)	10 .54
2012	(i)	10 .00	( 0 .03)	0 .38	0 .35	–	–	–	10 .35
GLOBAL OPPORTUNITIES FUND
Institutional shares
2014	(b)	10 .91	0 .04	1 .71	1 .75	( 0 .07)	–	( 0 .07)	12 .59
2013	(g)	10 .00	0 .10	0 .81	0 .91	–	–	–	10 .91

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Ratio of Expenses to
Average Net Assets
(Excluding
Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Dividends and Interest Expense on Shorts and Short Sale Fees)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

7 .25	%(c)	$1,817,577	0 .86	%(d)	N/A		–		1 .31	%(d)	76.1	%(d)
2 .31		1,438,209	0 .87		N/A		0.87	(e)	1 .65		78.7
3 .93		974,865	0 .87		N/A		0.87	(e)	1 .23		107.3
17.74		553,852	0 .87		N/A		0.87	(e)	1 .31		59.7
1 .57	(c)	173,814	0 .90	(d)	N/A		0.90 (d)	,(e)	1 .16	(d)	38 .1	(d)

4 .73	(c)	1,038,719	2 .17	(d)	1 .63% (d),(h)		2.17 (d)	,(e)	0 .00	(d)	179 .4	(d)
3 .23		932,801	2 .26		1 .65	(h)	2 .28	(e)	0 .34		135 .6
3 .50	(c)	475,314	2 .35	(d)	1.65 (d)	,(h)	2.38 (d)	,(e)	(0 .31	) (d)	196 .0	(d)

16 .05	(c)	1,293,520	0 .85	(d)	N/A		0.85 (d)	,(e)	0 .67	(d)	134 .3	(d)
9 .10	(c)	1,104,538	0 .90	(d)	N/A		0.90 (d)	,(e)	1 .34	(d)	190 .4	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(g)	Period from December 28, 2012, date operations commenced, through August 31, 2013.
(h)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(i)	Period from October 24, 2011, date operations commenced, through August 31, 2012.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2014	(b)	$10 .91	$0 .10	$1 .43	$1 .53	($0 .32)	($1 .54)	($1 .86)	$10 .58
2013		9 .51	0 .28	1 .43	1 .71	( 0 .31)	–	( 0 .31)	10 .91
2012		9 .80	0 .31	( 0 .36)	( 0 .05)	( 0 .23)	( 0 .01)	( 0 .24)	9 .51
2011		9 .10	0 .28	0 .60	0 .88	( 0 .17)	( 0 .01)	( 0 .18)	9 .80
2010	(f)	10 .00	0 .17	( 1 .07)	( 0 .90)	–	–	–	9 .10
R-1 shares
2014	(b)	10 .69	0 .05	1 .39	1 .44	( 0 .26)	( 1 .54)	( 1 .80)	10 .33
2013		9 .34	0 .22	1 .37	1 .59	( 0 .24)	–	( 0 .24)	10 .69
2012		9 .66	0 .26	( 0 .39)	( 0 .13)	( 0 .18)	( 0 .01)	( 0 .19)	9 .34
2011		9 .05	0 .19	0 .60	0 .79	( 0 .17)	( 0 .01)	( 0 .18)	9 .66
2010	(f)	10 .00	0 .12	( 1 .07)	( 0 .95)	–	–	–	9 .05
R-2 shares
2014	(b)	10 .89	0 .06	1 .43	1 .49	( 0 .28)	( 1 .54)	( 1 .82)	10 .56
2013		9 .52	0 .23	1 .40	1 .63	( 0 .26)	–	( 0 .26)	10 .89
2012		9 .70	0 .28	( 0 .39)	( 0 .11)	( 0 .06)	( 0 .01)	( 0 .07)	9 .52
2011		9 .05	0 .20	0 .60	0 .80	( 0 .14)	( 0 .01)	( 0 .15)	9 .70
2010	(f)	10 .00	0 .09	( 1 .04)	( 0 .95)	–	–	–	9 .05
R-3 shares
2014	(b)	10 .77	0 .07	1 .41	1 .48	( 0 .28)	( 1 .54)	( 1 .82)	10 .43
2013		9 .41	0 .25	1 .38	1 .63	( 0 .27)	–	( 0 .27)	10 .77
2012		9 .71	0 .28	( 0 .37)	( 0 .09)	( 0 .20)	( 0 .01)	( 0 .21)	9 .41
2011		9 .07	0 .28	0 .54	0 .82	( 0 .17)	( 0 .01)	( 0 .18)	9 .71
2010	(f)	10 .00	0 .10	( 1 .03)	( 0 .93)	–	–	–	9 .07
R-4 shares
2014	(b)	10 .85	0 .08	1 .42	1 .50	( 0 .29)	( 1 .54)	( 1 .83)	10 .52
2013		9 .46	0 .27	1 .38	1 .65	( 0 .26)	–	( 0 .26)	10 .85
2012		9 .76	0 .27	( 0 .35)	( 0 .08)	( 0 .21)	( 0 .01)	( 0 .22)	9 .46
2011		9 .08	0 .27	0 .57	0 .84	( 0 .15)	( 0 .01)	( 0 .16)	9 .76
2010	(f)	10 .00	0 .17	( 1 .09)	( 0 .92)	–	–	–	9 .08
R-5 shares
2014	(b)	10 .86	0 .08	1 .43	1 .51	( 0 .30)	( 1 .54)	( 1 .84)	10 .53
2013		9 .48	0 .28	1 .39	1 .67	( 0 .29)	–	( 0 .29)	10 .86
2012		9 .77	0 .31	( 0 .37)	( 0 .06)	( 0 .22)	( 0 .01)	( 0 .23)	9 .48
2011		9 .08	0 .27	0 .59	0 .86	( 0 .16)	( 0 .01)	( 0 .17)	9 .77
2010	(f)	10 .00	0 .09	( 1 .01)	( 0 .92)	–	–	–	9 .08

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

14 .67	%(c)	$567,946	0 .36	%(d)	0 .36%(d),(e)		1 .76	%(d)	55.5	%(d)
18 .16		424,630	0 .34		0 .34	(e)	2 .67		46 .2
(0 .27)		786,891	0 .32		0 .32	(e)	3 .37		53 .5
9 .59		534,403	0 .37		0 .38	(e)	2 .69		31 .4
(9 .00	) (c)	343,101	0 .35	(d)	0 .38 (d)	,(e)	2 .74	(d)	48.3	(d)

14 .12	(c)	266	1 .23	(d)	1 .23 (d)	,(e)	0 .84	(d)	55 .5	(d)
17 .19		123	1 .24		1 .24	(e)	2 .08		46 .2
(1 .20)		70	1 .19		1 .19	(e)	2 .86		53 .5
8 .64		22	1 .26		1 .26	(e)	1 .85		31 .4
(9 .50	) (c)	9	1 .23	(d)	3 .25 (d)	,(e)	1 .92	(d)	48.3	(d)

14 .29	(c)	1,164	1 .10	(d)	1 .10 (d)	,(e)	1 .06	(d)	55 .5	(d)
17 .30		490	1 .11		1 .11	(e)	2 .19		46 .2
(1 .11)		209	1 .06		1 .06	(e)	2 .97		53 .5
8 .79		61	1 .13		1 .13	(e)	1 .87		31 .4
(9 .50	) (c)	47	1 .10	(d)	1 .90 (d)	,(e)	1 .43	(d)	48.3	(d)

14 .40	(c)	12,141	0 .92	(d)	0 .92 (d)	,(e)	1 .21	(d)	55 .5	(d)
17 .51		8,197	0 .93		0 .93	(e)	2 .37		46 .2
(0 .81)		3,045	0 .88		0 .88	(e)	3 .05		53 .5
8 .90		1,068	0 .95		0 .95	(e)	2 .68		31 .4
(9 .30	) (c)	55	0 .92	(d)	1 .76 (d)	,(e)	1 .54	(d)	48.3	(d)

14 .48	(c)	11,916	0 .73	(d)	0 .73 (d)	,(e)	1 .43	(d)	55 .5	(d)
17 .68		7,801	0 .74		0 .74	(e)	2 .53		46 .2
(0 .60)		4,414	0 .69		0 .69	(e)	2 .97		53 .5
9 .15		4,078	0 .76		0 .76	(e)	2 .53		31 .4
(9 .20	) (c)	1,089	0 .73	(d)	0 .77 (d)	,(e)	2 .78	(d)	48.3	(d)

14 .51	(c)	31,632	0 .61	(d)	0 .61 (d)	,(e)	1 .50	(d)	55 .5	(d)
17 .84		24,896	0 .62		0 .62	(e)	2 .65		46 .2
(0 .48)		13,305	0 .57		0 .57	(e)	3 .34		53 .5
9 .33		4,069	0 .64		0 .64	(e)	2 .53		31 .4
(9 .20	) (c)	1,652	0 .61	(d)	0 .66 (d)	,(e)	1 .48	(d)	48.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PREFERRED SECURITIES FUND
Class J shares
2014	(b)	$9 .97	$0 .25	$0 .28	$0 .53	($0 .28)	($0 .27)	($0 .55)	$9 .95
2013		10 .17	0 .51	( 0 .12)	0 .39	( 0 .53)	( 0 .06)	( 0 .59)	9 .97
2012		9 .65	0 .55	0 .55	1 .10	( 0 .55)	( 0 .03)	( 0 .58)	10 .17
2011		9 .70	0 .55	0 .01	0 .56	( 0 .55)	( 0 .06)	( 0 .61)	9 .65
2010	(g)	8 .74	0 .47	0 .97	1 .44	( 0 .48)	–	( 0 .48)	9 .70
2009	(h)	6 .59	0 .55	2 .15	2 .70	( 0 .55)	–	( 0 .55)	8 .74
Institutional shares
2014	(b)	10 .12	0 .28	0 .29	0 .57	( 0 .31)	( 0 .27)	( 0 .58)	10 .11
2013		10 .31	0 .57	( 0 .12)	0 .45	( 0 .58)	( 0 .06)	( 0 .64)	10 .12
2012		9 .78	0 .61	0 .55	1 .16	( 0 .60)	( 0 .03)	( 0 .63)	10 .31
2011		9 .82	0 .62	0 .01	0 .63	( 0 .61)	( 0 .06)	( 0 .67)	9 .78
2010	(g)	8 .84	0 .53	0 .99	1 .52	( 0 .54)	–	( 0 .54)	9 .82
2009	(h)	6 .66	0 .61	2 .17	2 .78	( 0 .60)	–	( 0 .60)	8 .84
R-1 shares
2014	(b)	10 .08	0 .24	0 .29	0 .53	( 0 .27)	( 0 .27)	( 0 .54)	10 .07
2013		10 .28	0 .48	( 0 .13)	0 .35	( 0 .49)	( 0 .06)	( 0 .55)	10 .08
2012		9 .75	0 .53	0 .55	1 .08	( 0 .52)	( 0 .03)	( 0 .55)	10 .28
2011		9 .79	0 .53	0 .02	0 .55	( 0 .53)	( 0 .06)	( 0 .59)	9 .75
2010	(g)	8 .82	0 .46	0 .98	1 .44	( 0 .47)	–	( 0 .47)	9 .79
2009	(h)	6 .65	0 .54	2 .17	2 .71	( 0 .54)	–	( 0 .54)	8 .82
R-2 shares
2014	(b)	10 .04	0 .24	0 .28	0 .52	( 0 .27)	( 0 .27)	( 0 .54)	10 .02
2013		10 .24	0 .49	( 0 .12)	0 .37	( 0 .51)	( 0 .06)	( 0 .57)	10 .04
2012		9 .71	0 .54	0 .55	1 .09	( 0 .53)	( 0 .03)	( 0 .56)	10 .24
2011		9 .75	0 .54	0 .02	0 .56	( 0 .54)	( 0 .06)	( 0 .60)	9 .71
2010	(g)	8 .79	0 .47	0 .97	1 .44	( 0 .48)	–	( 0 .48)	9 .75
2009	(h)	6 .62	0 .55	2 .17	2 .72	( 0 .55)	–	( 0 .55)	8 .79
R-3 shares
2014	(b)	10 .07	0 .26	0 .27	0 .53	( 0 .28)	( 0 .27)	( 0 .55)	10 .05
2013		10 .26	0 .51	( 0 .11)	0 .40	( 0 .53)	( 0 .06)	( 0 .59)	10 .07
2012		9 .73	0 .56	0 .55	1 .11	( 0 .55)	( 0 .03)	( 0 .58)	10 .26
2011		9 .78	0 .56	0 .01	0 .57	( 0 .56)	( 0 .06)	( 0 .62)	9 .73
2010	(g)	8 .81	0 .49	0 .98	1 .47	( 0 .50)	–	( 0 .50)	9 .78
2009	(h)	6 .63	0 .57	2 .17	2 .74	( 0 .56)	–	( 0 .56)	8 .81
R-4 shares
2014	(b)	10 .06	0 .27	0 .27	0 .54	( 0 .29)	( 0 .27)	( 0 .56)	10 .04
2013		10 .25	0 .53	( 0 .11)	0 .42	( 0 .55)	( 0 .06)	( 0 .61)	10 .06
2012		9 .72	0 .58	0 .55	1 .13	( 0 .57)	( 0 .03)	( 0 .60)	10 .25
2011		9 .77	0 .59	–	0 .59	( 0 .58)	( 0 .06)	( 0 .64)	9 .72
2010	(g)	8 .80	0 .50	0 .98	1 .48	( 0 .51)	–	( 0 .51)	9 .77
2009	(h)	6 .63	0 .58	2 .17	2 .75	( 0 .58)	–	( 0 .58)	8 .80
R-5 shares
2014	(b)	10 .09	0 .27	0 .28	0 .55	( 0 .30)	( 0 .27)	( 0 .57)	10 .07
2013		10 .28	0 .55	( 0 .12)	0 .43	( 0 .56)	( 0 .06)	( 0 .62)	10 .09
2012		9 .75	0 .59	0 .55	1 .14	( 0 .58)	( 0 .03)	( 0 .61)	10 .28
2011		9 .79	0 .60	0 .01	0 .61	( 0 .59)	( 0 .06)	( 0 .65)	9 .75
2010	(g)	8 .81	0 .49	1 .01	1 .50	( 0 .52)	–	( 0 .52)	9 .79
2009	(h)	6 .64	0 .59	2 .17	2 .76	( 0 .59)	–	( 0 .59)	8 .81

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

5 .57%(c),(d)		$33,690	1 .27%	(e)	1 .41%(e),(f)		5 .13%	(e)	7.8%	(e)
3 .74	(d)	33,590	1 .27		1 .47	(f)	4 .91		31.5
11 .96	(d)	30,976	1 .28		1 .46	(f)	5 .74		22.9
5 .80	(d)	28,544	1 .33		1 .46	(f)	5 .57		16.8
16 .97 (c)	,(d)	27,450	1 .45	(e)	1.51 (e)	,(f)	6 .19	(e)	23.4	(e)
43 .45	(d)	22,511	1 .50		1 .55	(f)	7 .73		26.2

5 .85	(c)	1,758,022	0 .76	(e)	–		5 .65	(e)	7.8	(e)
4 .32		1,884,821	0 .75		0 .75	(i)	5 .42		31.5
12 .49		1,754,687	0 .75		0 .75	(i)	6 .25		22.9
6 .43		1,519,392	0 .76		0 .76	(i)	6 .16		16.8
17 .67	(c)	1,292,939	0 .75	(e)	–		6 .89	(e)	23.4	(e)
44 .52		1,279,494	0 .74		–		8 .52		26.2

5 .44	(c)	1,661	1 .59	(e)	–		4 .83	(e)	7.8	(e)
3 .38		1,761	1 .58		–		4 .58		31.5
11 .60		1,686	1 .59		–		5 .44		22.9
5 .56		1,328	1 .60		–		5 .28		16.8
16 .77	(c)	1,458	1 .60	(e)	–		6 .01	(e)	23.4	(e)
43 .25		1,272	1 .61		–		7 .44		26.2

5 .43	(c)	754	1 .46	(e)	–		4 .91	(e)	7.8	(e)
3 .51		1,009	1 .45		–		4 .70		31.5
11 .80		1,065	1 .46		–		5 .55		22.9
5 .72		731	1 .47		–		5 .39		16.8
16 .86	(c)	919	1 .47	(e)	–		6 .14	(e)	23.4	(e)
43 .60		1,054	1 .48		–		7 .70		26.2

5 .49	(c)	3,255	1 .28	(e)	–		5 .19	(e)	7.8	(e)
3 .81		4,107	1 .27		–		4 .91		31.5
11 .96		4,161	1 .28		–		5 .73		22.9
5 .80		3,704	1 .29		–		5 .59		16.8
17 .09	(c)	1,962	1 .29	(e)	–		6 .37	(e)	23.4	(e)
43 .92		1,657	1 .30		–		8 .16		26.2

5 .61	(c)	1,556	1 .09	(e)	–		5 .35	(e)	7.8	(e)
4 .01		1,436	1 .08		–		5 .11		31.5
12 .17		709	1 .09		–		5 .98		22.9
5 .99		923	1 .10		–		5 .85		16.8
17 .29	(c)	2,130	1 .10	(e)	–		6 .55	(e)	23.4	(e)
44 .04		2,218	1 .11		–		8 .18		26.2

5 .65	(c)	2,881	0 .97	(e)	–		5 .41	(e)	7.8	(e)
4 .12		4,963	0 .96		–		5 .27		31.5
12 .28		2,402	0 .97		–		6 .00		22.9
6 .23		1,528	0 .98		–		5 .93		16.8
17 .46	(c)	656	0 .98	(e)	–		6 .31	(e)	23.4	(e)
44 .16		1,098	0 .99		–		7 .93		26.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2014.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(h)	For the period November 1 to October 31 in the year indicated.
(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2014	(b)	$12 .29	$0 .21	$1 .58	$1 .79	($0 .17)	($0 .26)	($0 .43)	$13 .65
2013		10 .49	0 .41	1 .78	2 .19	( 0 .36)	( 0 .03)	( 0 .39)	12 .29
2012		9 .30	0 .40	1 .21	1 .61	( 0 .42)	–	( 0 .42)	10 .49
2011	(e)	10 .00	0 .09	(0.79)	( 0 .70)	–	–	–	9 .30

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

14 .69	%(c)	$400,624	0 .81	%(d)	3 .24	%(d)	16 .1	%(d)
21 .32		353,059	0 .82		3 .54		18 .5
17 .87		280,303	0 .84		4 .06		19 .1
(7 .00	) (c)	212,818	0 .86	(d)	3 .79	(d)	43 .5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual			Hypothetical
				Expenses Paid
				During Period	Beginning	Ending
		Beginning	Ending	September 1,	Account	Account	Expenses Paid
		Account Value Account Value		2013 to	Value	Value	During Period	Annualized
		September 1,	February 28,	February 28,	September 1,	February 28,	September 1, 2013 to	Expense
		2013	2014	2014 (a)	2013	2014	February 28, 2014(a)	Ratio
	Blue Chip Fund
	Institutional	$1,000.00	$1,144.11	$3.88	$1,000.00	$1,021.17	$3.66	0.73%

	Bond Market Index Fund
	Class J	1,000.00	1,023.70	4.42	1,000.00	1,020.43	4.41	0.88
	Institutional	1,000.00	1,026.67	1.31	1,000.00	1,023.51	1.30	0.26
R	-1	1,000.00	1,022.83	5.72	1,000.00	1,019.14	5.71	1.14
R	-2	1,000.00	1,023.47	5.07	1,000.00	1,019.79	5.06	1.01
R	-3	1,000.00	1,025.07	4.17	1,000.00	1,020.68	4.16	0.83
R	-4	1,000.00	1,024.80	3.21	1,000.00	1,021.62	3.21	0.64
R	-5	1,000.00	1,026.60	2.61	1,000.00	1,022.22	2.61	0.52

	Diversified Real Asset Fund
	Institutional	1,000.00	1,072.52	4.42	1,000.00	1,020.53	4.31	0.86

	Global Multi-Strategy Fund
	Institutional	1,000.00	1,047.27	11.02	1,000.00	1,014.03	10.84	2.17

	Global Multi-Strategy Fund
	(Excluding Dividends and Interest Expense
	on Shorts and Short Sale Fees)
	Institutional	1,000.00	1,047.30	8.27	1,000.00	1,016.61	8.18	1.63

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

			Actual			Hypothetical
				Expenses Paid
				During Period	Beginning	Ending
		Beginning	Ending	September 1,	Account	Account	Expenses Paid
		Account Value Account Value		2013 to	Value	Value	During Period	Annualized
		September 1,	February 28,	February 28,	September 1,	February 28,	September 1, 2013 to	Expense
		2013	2014	2014 (a)	2013	2014	February 28, 2014(a)	Ratio

	Global Opportunities Fund
	Institutional	$1,000.00	$1,160.48	$4.55	$1,000.00	$1,020.58	$4.26	0.85%

	International Equity Index Fund
	Institutional	1,000.00	1,146.65	1.92	1,000.00	1,023.01	1.81	0.36
R	-1	1,000.00	1,141.20	6.53	1,000.00	1,018.70	6.16	1.23
R	-2	1,000.00	1,142.95	5.84	1,000.00	1,019.34	5.51	1.10
R	-3	1,000.00	1,143.99	4.89	1,000.00	1,020.23	4.61	0.92
R	-4	1,000.00	1,144.80	3.88	1,000.00	1,021.17	3.66	0.73
R	-5	1,000.00	1,145.12	3.24	1,000.00	1,021.77	3.06	0.61

	Preferred Securities Fund
	Class J	1,000.00	1,055.65	6.47	1,000.00	1,018.50	6.36	1.27
	Institutional	1,000.00	1,058.55	3.88	1,000.00	1,021.03	3.81	0.76
R	-1	1,000.00	1,054.43	8.10	1,000.00	1,016.91	7.95	1.59
R	-2	1,000.00	1,054.29	7.44	1,000.00	1,017.55	7.30	1.46
R	-3	1,000.00	1,054.94	6.52	1,000.00	1,018.45	6.41	1.28
R	-4	1,000.00	1,056.15	5.56	1,000.00	1,019.39	5.46	1.09
R	-5	1,000.00	1,056.55	4.95	1,000.00	1,019.98	4.86	0.97

	Small-MidCap Dividend Income Fund
	Institutional	1,000.00	1,146.87	4.31	1,000.00	1,020.78	4.06	0.81

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 30, 2013, and the Statement of Additional Information dated December 30, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement between PFI and Principal Management Corporation (the “Manager”) and various subadvisory agreements for all Funds; and (2) a Subadvisory Agreement with Pictet Asset Management SA for the Diversified Real Asset Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 10, 2013 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements nine series of PFI having a fiscal year end of 8/31 (each series if referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Sub-advisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management, Inc.; Cliffwater LLC, Credit Suisse Asset Management LLC; Edge Asset Management Inc. (“Edge”), Finisterre Capital LLP (“Finisterre”), Jennison Associates, LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Pacific Investment Management Company, LLC; Principal Global Investors LLC (“PGI”); Principal Real Estate Investors, LLC (“PRIN”); Spectrum Asset Management, Inc. (“Spectrum”); Symphony Asset Management, LLC; Tortoise Capital Advisors, LLC, and Wellington Management Company, LLP. The Management Agreement and the Sub-advisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and they considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board noted that the Manager applies the due diligence standards to the selection, monitoring and replacement of sub-advisors and the Manager proposes the selection of the most suitable subadvisors, with a process that emphasizes Principal affiliated subadvisors, subject to the due diligence standards. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and found no issues that affected their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of each Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were some Funds or certain Subadvisors for a multi-manager Fund that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

As to each Fund, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Subadvisor met acceptable levels of investment performance; or (ii) although the Fund experienced underperformance from the subject Subadvisor, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after any fee waivers) management fee (at average fiscal year asset levels), actual non-management fees (at average fiscal year asset levels) and actual total expense ratio (at average fiscal year asset levels for Class A shares where available) to advisory fees and expense ratios of mutual funds in a narrow peer group selected by Lipper, or for two Funds, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. The Board considered that some Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the 3rd Quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the 3rd Quartile, total net expense ratios were within the 3rd Quartile or better.

The Board also took into consideration the additional breakpoints in the fee schedule for one Fund proposed by the Manager.

In the Board’ review of the expense caps in place with respect to certain classes of a number of Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such classes for an additional year and to let the expense caps for classes of certain Funds expire, based upon the individual circumstances of these Funds. Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2012. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, PRIN, Edge, Finisterre, and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the additional breakpoints offered by management for seven Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the International Equity Index Fund do not include breakpoints. Although the management fee schedule does not contain breakpoints, the Board noted that such Fund has a relatively low basis point fee (25 basis points) on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Pictet Asset Management Subadvisory Agreement

At its December 9, 2013 meeting, the Board considered whether to approve a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Pictet Asset Management SA (the “Subadvisor”) for the Diversified Real Asset Fund (the “Fund”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year and three-year performance returns and rankings as of September 30, 2013 of the Subadvisor in two composites, each with an investment strategy similar to one of the proposed portfolio strategies for the Fund, as compared to relevant benchmark indexes and to the Fund’s Morningstar category. The Board also reviewed the Subadvisor’s relevant historical performance for certain calendar year periods (three years for the Agriculture Composite and four years for the Timber Composite). The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee for each investment sleeve, noting that the Manager will compensate the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedules include a breakpoint and concluded that the subadvisory fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Subadvisor’s statement that it does not charge a lower fee to any other subadvisory client for the strategies and the Manager’s statement that it found the Subadvisor’s proposed fees to be competitive for these strategies. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rates were negotiated at arm’s-length between the Manager and the Subadvisor. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisor when evaluating the subadvisory fees. The Board concluded that taking into account these potential benefits, the proposed subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

February 28, 2014

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.	We may share personal information about you or about former
This Notice applies to:	customers, plan participants or beneficiaries within the
x people who own or apply for our products or services	Principal Financial Group for several reasons, including:
for personal use.	x to assist us in providing service;
x employee benefit plan participants and beneficiaries.	x to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.	With Others

WE PROTECT INFORMATION WE COLLECT ABOUT	In the course of doing business we may share data with others.
YOU	This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal	information may be shared with others for the following
information. These standards include limiting access to	reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION	x to prevent fraud,
We collect data about you as we do business with you.	x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:	other regulators, or
x Information we obtain when you apply or enroll for	x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial	We also may share personal information:
status; and, when applicable, health history.	x with others that service your accounts, or that perform
x Information we obtain from others. This may include	services on our behalf;
claim reports, medical records, when applicable, credit	x with others with whom we may have joint marketing
reports, property values and similar data.	agreements. These include financial services companies
x Information we obtain through our transactions	(such as other insurance companies, banks or mutual
and experience with you. This includes your claims	fund companies); and
history, payment and investment records, and account	x with other companies with your consent, at your request
values and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-12

01/2014

F445PS-14

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker, registered representative, consultant or
Several companies within the Principal Financial Group	advisor may have a different privacy policy.
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of	1-800-986-3343
retirement savings, investment, and insurance products.

MM 2458-12

01/2014

F456PS-14

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT	MEDICAL INFORMATION
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-11

01/2014

F445CA-11

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker, registered representative, consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-11

01/2014

F456CA-11

Table of Contents

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	16
Schedules of Investments	37
Financial Highlights (Includes performance information)	110
Shareholder Expense Example	116
Supplemental Information	118

Overall, 2013 ended strong – coming to a close during one of the most significant rallies since 2008. The equity markets in the U.S. and around the globe hit record highs. The Dow Jones Industrial Average and the Russell 1000® posted all-time highs, while the NASDAQ hit a level not seen since the height of the dot-com bubble 13 years ago. The Russell 1000®, a broad measure of large U.S. stocks, rose 10.23% in the fourth quarter alone1. Similarly, European markets led by Germany hit new highs, with the DAX Index rising to nearly 9,552, a record high2.

The rise in domestic equity markets at the close of 2013 was largely due to corporate earnings. Unemployment fell to 6.7%3, a new low since the 2008 recession. In addition, housing prices were up; the average home price increased year-over-year by almost 13.6% through October4. Auto sales were also strong, coming in at 16.3 million units through November5.

In the U.S. fixed-income market, for much of 2013 investors appeared to weigh the low interest rate environment with the possibility of the Federal Reserve tapering its bond buying purchases. As a result, most bonds struggled to keep up with the equity market’s quick pace. Toward the end of the year, however, the stronger economy helped the bond market regain its upward momentum on interest rates and end 2013 modestly higher in yield (decrease in price).

International equities (including global) finished 2013 strong, rising during the fourth quarter – with the MSCI EAFE Index posting a 5.71% gain, and emerging market stocks showing a modest 1.83% gain6. Lack of performance in emerging market stocks stemmed from interest rate sensitivity. Among the 21 nations included in the Emerging Markets Index, 12 suffered losses of more than 10%6.

Because markets tend to fluctuate, we believe the most prudent approach for investing your portfolio is to select an allocation that is broadly diversified both across and within asset classes7. We encourage you to work with your financial professional in choosing investments and monitoring your portfolio’s performance as you work toward realizing your financial goals.

Investments to help you reach for your goals

Our mutual funds cover a wide range of asset classes to help you diversify your portfolio as you save for the future —whether you are investing for goals that are years down the road, or closer at hand. You can select a mix of our individual funds, or you can choose one of our asset allocation funds (which are already broadly diversified).

If you are nearing or in retirement, we provide mutual funds structured with the goal of helping to support your retirement needs over time. These funds focus on complementing traditional portfolios by combating three key retirement risks: longevity (the risk of outliving your savings), inflation, and market volatility. For more information, ask your financial professional about our Principal Portfolio Construction StrategiesSM.

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your business.

Nora Everett

President and CEO, Principal Funds

1 Russell Indices.

2 Marketwatch, 12/2013.

3 U.S. Bureau of Labor Statistics; bls.gov. 4 S&P Case Shiller Index.

5 St. Louis Federal Reserve, http://research.stlouisfed.org/fred2/series/ALTSALES/. 6 MSCI EAFE NDTR and MSCI Emerging Markets NDTR.

7 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

	Blue Chip Fund		Diversified Real Asset Fund		Global Multi- Strategy Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$363,540		$2,078,332		$1,242,558
Foreign currency--at cost	$–		$2,103		$16,308
Assets
Investment in securities--at value	$399,916		$2,222,189		$1,360,013
Foreign currency--at value	–		2,103		16,352
Cash	822		40,276		291,952
Deposits with counterparty	–		479		23,734
Receivables:
Dividends and interest	678		3,744		5,729
Expense reimbursement from Manager	5		47		–
Foreign currency contracts	–		4		4,166
Fund shares sold	1,044		2,956		2,487
Investment securities sold	1,045		19,749		63,790
Swap premiums paid	–		–		1,229
Unrealized gain on OTC swap agreements	–		4		3,331
Variation margin on financial derivative instruments	–		130		844
Prepaid transfer agent fees	–		–		26
Total Assets	403,510		2,291,681		1,773,653
Liabilities
Accrued management and investment advisory fees	210		1,374		1,565
Accrued distribution fees	2		61		50
Accrued transfer agent fees	13		193		–
Accrued directors' expenses	1		2		3
Accrued other expenses	9		90		1,114
Payables:
Foreign currency contracts	–		183		5,245
Fund shares redeemed	5		4,114		2,247
Investment securities purchased	1,389		55,920		86,242
Options and swaptions contracts written (premiums received $0, $407 and $1,535)	–		343		2,582
Reverse repurchase agreements	–		–		32,902
Short sales (proceeds received $0, $0 and $286,640)	–		–		331,085
Swap premiums received	–		–		557
Unrealized loss on OTC swap agreements	–		–		2,477
Variation margin on financial derivative instruments	–		139		511
Total Liabilities	1,629		62,419		466,580
Net Assets Applicable to Outstanding Shares	$401,881		$2,229,262		$1,307,073
Net Assets Consist of:
Capital shares and additional paid-in-capital	$361,916		$2,059,639		$1,248,112
Accumulated undistributed (overdistributed) net investment income (loss)	660		4,775		(2,407)
Accumulated undistributed (overdistributed) net realized gain (loss)	2,929		21,622		(4,614)
Net unrealized appreciation (depreciation) of investments	36,376		143,398		67,040
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(172)		(1,058)
Total Net Assets	$401,881		$2,229,262		$1,307,073
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		1,400,000		1,450,000
Net Asset Value Per Share:
Class A: Net Assets	$4,598		$112,982		$128,290
Shares Issued and Outstanding	325		9,119		11,820
Net Asset Value per share	$14.17		$12.39		$10.85
Maximum Offering Price	$14.99		$12.87		$11.27
Class C: Net Assets	$1,556		$51,568		$34,294
Shares Issued and Outstanding	110		4,233		3,190
Net Asset Value per share	$14.13	(a)	$12.18	(a)	$10.75 (a)
Class P: Net Assets	$1,866		$247,135		$105,770
Shares Issued and Outstanding	132		19,986		9,713
Net Asset Value per share	$14.19		$12.37		$10.89
Institutional: Net Assets	$393,861		$1,817,577		$1,038,719
Shares Issued and Outstanding	27,763		146,652		95,083
Net Asset Value per share	$14.19		$12.39		$10.92

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

	Global Opportunities Fund		Opportunistic Municipal Fund	Preferred Securities Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$1,155,211		$24,948	$4,059,163
Foreign currency--at cost	$109		$–	$–
Assets
Investment in securities--at value	$1,285,094		$24,598	$4,318,668	(a)
Foreign currency--at value	109		–	–
Cash	12,545		1,390	10
Receivables:
Dividends and interest	2,241		332	41,550
Expense reimbursement from Manager	6		6	–
Fund shares sold	20		24	25,991
Investment securities sold	24,444		47	6,459
Total Assets	1,324,459		26,397	4,392,678
Liabilities
Accrued management and investment advisory fees	808		8	2,322
Accrued administrative service fees	–		–	1
Accrued distribution fees	1		9	822
Accrued service fees	–		–	2
Accrued transfer agent fees	14		2	984
Accrued directors' expenses	2		1	5
Accrued other expenses	74		10	201
Payables:
Dividends payable	–		63	18,540
Fund shares redeemed	3,159		6	16,176
Interest expense and fees payable	–		7	–
Investment securities purchased	23,707		1,000	5,995
Collateral obligation on securities loaned, at value	–		–	7,356
Floating rate notes issued	–		3,649	–
Total Liabilities	27,765		4,755	52,404
Net Assets Applicable to Outstanding Shares	$1,296,694		$21,642	$4,340,274
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,131,094		$23,390	$4,055,321
Accumulated undistributed (overdistributed) net investment income (loss)	1,229		82	(5,016)
Accumulated undistributed (overdistributed) net realized gain (loss)	34,496		(1,480)	30,464
Net unrealized appreciation (depreciation) of investments	129,883		(350)	259,505
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(8)		–	–
Total Net Assets	$1,296,694		$21,642	$4,340,274
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		400,000	1,900,000
Net Asset Value Per Share:
Class A: Net Assets	$1,405		$13,567	$968,554
Shares Issued and Outstanding	112		1,412	95,336
Net Asset Value per share	$12.56		$9.61	$10.16
Maximum Offering Price	$13.29		$9.98	$10.56
Class C: Net Assets	$1,758		$8,064	$820,067
Shares Issued and Outstanding	140		839	80,794
Net Asset Value per share	$12.53	(b)	$9.61 (b)	$10.15	(b)
Class J: Net Assets	N/A		N/A	$33,690
Shares Issued and Outstanding				3,386
Net Asset Value per share				$9.95	(b)
Class P: Net Assets	$11		$11	$749,834
Shares Issued and Outstanding	1		1	74,261
Net Asset Value per share	$12.58		$9.61	$10.10
Institutional: Net Assets	$1,293,520		N/A	$1,758,022
Shares Issued and Outstanding	102,713			173,962
Net Asset Value per share	$12.59			$10.11
R-1: Net Assets	N/A		N/A	$1,661
Shares Issued and Outstanding				165
Net Asset Value per share				$10.07
R-2: Net Assets	N/A		N/A	$754
Shares Issued and Outstanding				75
Net Asset Value per share				$10.02
R-3: Net Assets	N/A		N/A	$3,255
Shares Issued and Outstanding				324
Net Asset Value per share				$10.05
R-4: Net Assets	N/A		N/A	$1,556
Shares Issued and Outstanding				155
Net Asset Value per share				$10.04
R-5: Net Assets	N/A		N/A	$2,881
Shares Issued and Outstanding				286
Net Asset Value per share				$10.07

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

	Small-MidCap Dividend Income Fund

Amounts in thousands, except per share amounts
Investment in securities--at cost	$813,557
Assets
Investment in securities--at value	$941,492	(a)
Receivables:
Dividends and interest	1,621
Fund shares sold	8,312
Investment securities sold	3,425
Prepaid transfer agent fees	16
Total Assets	954,866
Liabilities
Accrued management and investment advisory fees	537
Accrued distribution fees	86
Accrued directors' expenses	1
Accrued other expenses	23
Payables:
Fund shares redeemed	1,202
Investment securities purchased	18,041
Collateral obligation on securities loaned, at value	7,888
Total Liabilities	27,778
Net Assets Applicable to Outstanding Shares	$927,088
Net Assets Consist of:
Capital shares and additional paid-in-capital	$788,157
Accumulated undistributed (overdistributed) net investment income (loss)	5,598
Accumulated undistributed (overdistributed) net realized gain (loss)	5,397
Net unrealized appreciation (depreciation) of investments	127,935
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	1
Total Net Assets	$927,088
Capital Stock (par value: $.01 per share):
Shares authorized	1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$205,774
Shares Issued and Outstanding	15,133
Net Asset Value per share	$13.60
Maximum Offering Price	$14.39
Class C: Net Assets	$69,188
Shares Issued and Outstanding	5,113
Net Asset Value per share	$13.53	(b)
Class P: Net Assets	$251,502
Shares Issued and Outstanding	18,264
Net Asset Value per share	$13.77
Institutional: Net Assets	$400,624
Shares Issued and Outstanding	29,343
Net Asset Value per share	$13.65

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2014 (unaudited)

	Blue Chip Fund(a)	Diversified Real Asset Fund	Global Multi- Strategy Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$2,921	$13,219	$5,528
Withholding tax	(69)	(514)	(101)
Interest	–	8,826	7,752
Total Income	2,852	21,531	13,179
Expenses:
Management and investment advisory fees	1,277	8,178	9,634
Distribution fees - Class A	2	223	136
Distribution fees - Class C	3	250	138
Registration fees - Class A	11	19	21
Registration fees - Class C	10	12	13
Registration fees - Class P	11	14	21
Registration fees - Institutional	33	63	44
Shareholder reports - Class A	–	31	5
Shareholder reports - Class C	1	4	1
Shareholder reports - Class P	–	1	1
Shareholder reports - Institutional	1	5	1
Transfer agent fees - Class A	8	398	37
Transfer agent fees - Class C	8	33	12
Transfer agent fees - Class P	4	29	14
Transfer agent fees - Institutional	–	128	3
Custodian fees	6	45	142
Directors' expenses	3	16	10
Dividends and interest on securities sold short	–	–	3,268
Professional fees	9	16	33
Other expenses	–	9	8
Reverse repurchase agreement interest expense	–	–	18
Total Gross Expenses	1,387	9,474	13,560
Less: Reimbursement from Manager - Class A	15	297	–
Less: Reimbursement from Manager - Class C	18	6	8
Less: Reimbursement from Manager - Class P	15	–	–
Total Net Expenses	1,339	9,171	13,552
Net Investment Income (Loss)	1,513	12,360	(373)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	2,941	20,947	47,936
Foreign currency transactions	–	(699)	3,120
Futures contracts	–	213	(17,407)
Options and swaptions	–	89	2,398
Short sales	–	–	(22,699)
Swap agreements	–	81	(3,267)
Change in unrealized appreciation/depreciation of:
Investments	39,606	111,593	81,413
Futures contracts	–	(437)	(7,433)
Options and swaptions	–	103	(2,483)
Short sales	–	–	(23,003)
Swap agreements	–	(544)	649
Translation of assets and liabilities in foreign currencies	–	(300)	(2,819)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	42,547	131,046	56,405
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,060	$143,406	$56,032

(a)	Class A, Class C, and Class P shares commenced operations on September 30, 2013.

See accompanying notes.

5

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2014 (unaudited)

	Global Opportunities Fund(a)	Opportunistic Municipal Fund(b)	Preferred Securities Fund

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$9,695	$21	$64,265
Withholding tax	(490)	–	–
Interest	5	608	78,362
Securities lending - net	–	–	129
Total Income	9,210	629	142,756
Expenses:
Management and investment advisory fees	5,057	53	15,624
Distribution fees - Class A	1	17	1,270
Distribution fees - Class C	3	38	4,245
Distribution fees - Class J	N/A	N/A	62
Distribution fees - R-1	N/A	N/A	3
Distribution fees - R-2	N/A	N/A	1
Distribution fees - R-3	N/A	N/A	4
Distribution fees - R-4	N/A	N/A	1
Administrative service fees - R-1	N/A	N/A	3
Administrative service fees - R-2	N/A	N/A	1
Administrative service fees - R-3	N/A	N/A	1
Registration fees - Class A	11	13	41
Registration fees - Class C	10	13	16
Registration fees - Class J	N/A	N/A	12
Registration fees - Class P	11	5	15
Registration fees - Institutional	18	N/A	26
Service fees - R-1	N/A	N/A	2
Service fees - R-2	N/A	N/A	1
Service fees - R-3	N/A	N/A	4
Service fees - R-4	N/A	N/A	2
Service fees - R-5	N/A	N/A	4
Shareholder reports - Class A	–	1	50
Shareholder reports - Class C	1	–	29
Shareholder reports - Class J	N/A	N/A	11
Shareholder reports - Class P	–	–	36
Shareholder reports - Institutional	1	N/A	39
Transfer agent fees - Class A	8	5	545
Transfer agent fees - Class C	8	4	444
Transfer agent fees - Class J	N/A	N/A	29
Transfer agent fees - Class P	4	1	478
Transfer agent fees - Institutional	1	N/A	381
Custodian fees	39	–	20
Directors' expenses	11	1	37
Interest expense and fees	–	14	–
Professional fees	8	12	15
Other expenses	3	–	36
Total Gross Expenses	5,195	177	23,488
Less: Reimbursement from Manager - Class A	18	18	–
Less: Reimbursement from Manager - Class C	17	17	–
Less: Reimbursement from Manager - Class P	15	6	–
Less: Reimbursement from Distributor - Class J	N/A	N/A	22
Total Net Expenses	5,145	136	23,466
Net Investment Income (Loss)	4,065	493	119,290

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	57,175	(529)	63,990
Foreign currency transactions	(183)	–	–
Change in unrealized appreciation/depreciation of:
Investments	117,181	1,622	58,913
Translation of assets and liabilities in foreign currencies	29	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	174,202	1,093	122,903
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,267	$1,586	$242,193

(a)	Class A, Class C, and Class P shares commenced operations on September 30, 2013.
(b)	Class P shares commenced operations on December 30, 2013.

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS,INC.
Six Months Ended February 28, 2014 (unaudited)

Small-MidCap Dividend Income Fund

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$14,799
Withholding tax	(184)
Interest	7
Securities lending - net	42
Total Income	14,664
Expenses:
Management and investment advisory fees	2,898
Distribution fees - Class A	197
Distribution fees - Class C	228
Registration fees - Class A	24
Registration fees - Class C	18
Registration fees - Class P	22
Registration fees - Institutional	13
Shareholder reports - Class A	4
Shareholder reports - Class C	1
Shareholder reports - Class P	1
Transfer agent fees - Class A	45
Transfer agent fees - Class C	11
Transfer agent fees - Class P	60
Transfer agent fees - Institutional	2
Custodian fees	5
Directors' expenses	6
Professional fees	8
Other expenses	1
Total Expenses	3,544
Net Investment Income (Loss)	11,120

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	11,109
Foreign currency transactions	(7)
Change in unrealized appreciation/depreciation of:
Investments	68,477
Translation of assets and liabilities in foreign currencies	2
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	79,581
Net Increase (Decrease) in Net Assets Resulting from Operations	$90,701

See accompanying notes.

7

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Blue Chip Fund

							Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)							$1,513	$291
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							2,941	42
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							39,606	(3,537)
			Net Increase (Decrease) in Net Assets Resulting from Operations				44,060	(3,204)

Dividends and Distributions to Shareholders
From net investment income							(1,122)	(32)
From net realized gain on investments							(51)	(7)
						Total Dividends and Distributions	(1,173)	(39)

Capital Share Transactions
Net increase (decrease) in capital share transactions							179,262	177,654
						Total Increase (Decrease) in Net Assets	222,149	174,411

Net Assets
Beginning of period							179,732	5,321
End of period (including undistributed net investment income as set forth below)							$401,881	$179,732
Undistributed (overdistributed) net investment income (loss)							$660	$269

	Class A(a)		Class C(a)		Class P(a)	Institutional
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$4,877		$1,708		$1,841	$178,223
Reinvested	6		1		–	1,166
Redeemed	(422)		(201)		–	(7,937)
Net Increase (Decrease)	$4,461		$1,508		$1,841	$171,452
Shares:
Sold	356		125		132	13,810
Reinvested	–		–		–	84
Redeemed	(31)		(15)		–	(579)
Net Increase (Decrease)	325		110		132	13,315
Year Ended August 31, 2013
Dollars:
Sold	N/A		N/A		N/A $	184,070
Redeemed	N/A		N/A		N/A	(6,416)
Net Increase (Decrease)	N/A		N/A		N/A $	177,654
Shares:
Sold	N/A		N/A		N/A	14,448
Redeemed	N/A		N/A		N/A	(500)
Net Increase (Decrease)	N/A		N/A		N/A	13,948

Distributions:
Period Ended February 28, 2014
From net investment
income	$(6	) $	(1	) $	–	$(1,115)
From net realized gain on
investments	–		–		–	(51)
Total Dividends and Distributions $	(6	) $	(1	) $	–	$(1,166)
Year Ended August 31, 2013
From net investment
income	N/A		N/A		N/A $	(32)
From net realized gain on
investments	N/A		N/A		N/A	(7)
Total Dividends and Distributions	N/A		N/A		N/A $	(39)

(a)	Period from September 30, 2013, date operations commenced, through February 28, 2014.

See accompanying notes.

8

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Diversified Real Asset Fund

								Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)								$12,360	$24,188
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								20,631	20,905
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								110,415	(21,651)
			Net Increase (Decrease) in Net Assets Resulting from Operations					143,406	23,442

Dividends and Distributions to Shareholders
From net investment income								(25,110)	(16,722)
From net realized gain on investments								(18,379)	(34,473)
							Total Dividends and Distributions	(43,489)	(51,195)

Capital Share Transactions
Net increase (decrease) in capital share transactions								299,863	554,630
							Total Increase (Decrease) in Net Assets	399,780	526,877

Net Assets
Beginning of period								1,829,482	1,302,605
End of period (including undistributed net investment income as set forth below)								$2,229,262	$1,829,482
Undistributed (overdistributed) net investment income (loss)								$4,775	$17,525

	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$36,186		$6,368	$193,784			$361,844
Reinvested	1,303		461		4,509		34,354
Redeemed	(215,809)		(7,314)		(19,222)		(96,601)
Net Increase (Decrease)	$(178,320	) $	(485) $		179,071		$299,597
Shares:
Sold	3,014		541		16,086		30,029
Reinvested	109		39		377		2,866
Redeemed	(18,023)		(620)		(1,594)		(8,009)
Net Increase (Decrease)	(14,900)		(40)		14,869		24,886
Year Ended August 31, 2013
Dollars:
Sold	$91,229		$19,702		$43,469		$562,471
Reinvested	8,323		989		990		39,084
Redeemed	(59,650)		(12,580)		(22,626)		(116,771)
Net Increase (Decrease)	$39,902		$8,111		$21,833		$484,784
Shares:
Sold	7,662		1,671		3,628		46,909
Reinvested	713		86		84		3,325
Redeemed	(5,022)		(1,071)		(1,896)		(9,778)
Net Increase (Decrease)	3,353		686		1,816		40,456

Distributions:
Period Ended February 28, 2014
From net investment
income	$(394	) $	(105	) $	(2,905	) $	(21,706)
From net realized gain on
investments	(1,003)		(467)		(2,058)		(14,851)
Total Dividends and
Distributions	$(1,397	) $	(572	) $	(4,963	) $	(36,557)
Year Ended August 31, 2013
From net investment
income	$(2,421	) $	(117	) $	(502	) $	(13,682)
From net realized gain on
investments	(6,249)		(1,143)		(1,088)		(25,993)
Total Dividends and
Distributions	$(8,670	) $	(1,260	) $	(1,590	) $	(39,675)

See accompanying notes.

9

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Multi-Strategy Fund

								Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)								$(373)	$1,973
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								10,081	531
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								46,324	7,206
			Net Increase (Decrease) in Net Assets Resulting from Operations					56,032	9,710

Dividends and Distributions to Shareholders
From net investment income								(3,409)	–
From net realized gain on investments								(9,588)	(6,899)
							Total Dividends and Distributions	(12,997)	(6,899)

Capital Share Transactions
Net increase (decrease) in capital share transactions								143,603	631,609
							Total Increase (Decrease) in Net Assets	186,638	634,420

Net Assets
Beginning of period								1,120,435	486,015
End of period (including undistributed net investment income as set forth below)								$1,307,073	$1,120,435
Undistributed (overdistributed) net investment income (loss)								$(2,407)	$1,375

	Class A		Class C	Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$65,755		$14,761		$57,111		$85,491
Reinvested	874		197		724		10,895
Redeemed	(42,466)		(2,574)		(21,452)		(25,713)
Net Increase (Decrease)	$24,163		$12,384		$36,383		$70,673
Shares:
Sold	6,139		1,390		5,324		7,973
Reinvested	81		19		67		1,008
Redeemed	(3,967)		(242)		(1,999)		(2,386)
Net Increase (Decrease)	2,253		1,167		3,392		6,595
Year Ended August 31, 2013
Dollars:
Sold	$106,941		$20,529		$71,488		$484,250
Reinvested	167		22		18		6,663
Redeemed	(14,855)		(883)		(5,342)		(37,389)
Net Increase (Decrease)	$92,253		$19,668		$66,164		$453,524
Shares:
Sold	10,144		1,958		6,757		45,474
Reinvested	16		2		2		642
Redeemed	(1,413)		(85)		(506)		(3,543)
Net Increase (Decrease)	8,747		1,875		6,253		42,573

Distributions:
Period Ended February 28, 2014
From net investment
income	$(97	) $	–		$(237	) $	(3,075)
From net realized gain on
investments	(836)		(231)		(699)		(7,822)
Total Dividends and
Distributions	$(933	) $	(231	) $	(936	) $	(10,897)
Year Ended August 31, 2013
From net investment
income	$–		$–		$–		$–
From net realized gain on
investments	(171)		(43)		(20)		(6,665)
Total Dividends and
Distributions	$(171	) $	(43	) $	(20	) $	(6,665)

See accompanying notes.

10

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Opportunities Fund

							Period Ended February 28, 2014	Period Ended August 31, 2013(a)

Operations
Net investment income (loss)							$4,065	$5,625
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							56,992	(23,821)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							117,210	12,665
			Net Increase (Decrease) in Net Assets Resulting from Operations				178,267	(5,531)

Dividends and Distributions to Shareholders
From net investment income							(7,136)	–
						Total Dividends and Distributions	(7,136)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							21,025	1,110,069
						Total Increase (Decrease) in Net Assets	192,156	1,104,538

Net Assets
Beginning of period							1,104,538	–
End of period (including undistributed net investment income as set forth below)							$1,296,694	$1,104,538
Undistributed (overdistributed) net investment income (loss)							$1,229	$4,300

	Class A(b)		Class C(b)		Class P(b)	Institutional
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$1,387		$1,702		$10	$46,790
Reinvested	4		5		–	7,126
Redeemed	(40)		(12)		–	(35,947)
Net Increase (Decrease)	$1,351		$1,695		$10	$17,969
Shares:
Sold	115		141		1	3,891
Reinvested	–		–		–	575
Redeemed	(3)		(1)		–	(2,987)
Net Increase (Decrease)	112		140		1	1,479

Period Ended August 31, 2013(a)
Dollars:
Sold	N/A		N/A		N/A $	1,149,034
Redeemed	N/A		N/A		N/A	(38,965)
Net Increase (Decrease)	N/A		N/A		N/A $	1,110,069
Shares:
Sold	N/A		N/A		N/A	104,804
Redeemed	N/A		N/A		N/A	(3,570)
Net Increase (Decrease)	N/A		N/A		N/A	101,234

Distributions:
Period Ended February 28, 2014
From net investment
income	$(4	) $	(6	) $	–	$(7,126)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(4	) $	(6	) $	–	$(7,126)

Period Ended August 31, 2013(a)
From net investment
income	N/A		N/A		N/A $	–
From net realized gain on
investments	N/A		N/A		N/A	–
Total Dividends and Distributions	N/A		N/A		N/A $	–

(a)	Period from December 28, 2012, date operations commenced, through August 31, 2013.
(b)	Period from September 30, 2013, date operations commenced, through February 28, 2014.

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Opportunistic Municipal Fund

						Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)						$493	$842
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(529)	(945)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						1,622	(2,346)
			Net Increase (Decrease) in Net Assets Resulting from Operations			1,586	(2,449)

Dividends and Distributions to Shareholders
From net investment income						(475)	(783)
From net realized gain on investments						–	(56)
					Total Dividends and Distributions	(475)	(839)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(1,266)	9,480
					Total Increase (Decrease) in Net Assets	(155)	6,192

Net Assets
Beginning of period						21,797	15,605
End of period (including undistributed net investment income as set forth below)						$21,642	$21,797
Undistributed (overdistributed) net investment income (loss)						$82	$64

	Class A		Class C		Class P(a)
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$1,754		$295		$10
Reinvested	151		15		–
Redeemed	(3,002)		(489)		–
Net Increase (Decrease)	$(1,097	) $	(179	) $	10
Shares:
Sold	188		31		1
Reinvested	16		2		–
Redeemed	(323)		(53)		–
Net Increase (Decrease)	(119)		(20)		1
Year Ended August 31, 2013
Dollars:
Sold	$11,499		$1,383		N/A
Reinvested	217		21		N/A
Redeemed	(3,373)		(267)		N/A
Net Increase (Decrease)	$8,343		$1,137		N/A
Shares:
Sold	1,096		133		N/A
Reinvested	22		2		N/A
Redeemed	(351)		(29)		N/A
Net Increase (Decrease)	767		106		N/A

Distributions:
Period Ended February 28, 2014
From net investment income $	(320	) $	(155	) $	–
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(320	) $	(155	) $	–
Year Ended August 31, 2013
From net investment income $	(515	) $	(268)		N/A
From net realized gain on
investments	(32)		(24)		N/A
Total Dividends and Distributions $	(547	) $	(292)		N/A

(a)	Period from December 30, 2013, date operations commenced, through February 28, 2014.

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Preferred Securities Fund

									Period Ended February 28, 2014		Year Ended August 31, 2013

Operations
Net investment income (loss)									$119,290		$261,478
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									63,990		153,119
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									58,913		(235,532)
		Net Increase (Decrease) in Net Assets Resulting from Operations							242,193		179,065

Dividends and Distributions to Shareholders
From net investment income										(129,101)	(264,164)
From net realized gain on investments										(120,538)	(28,016)
					Total Dividends and Distributions					(249,639)	(292,180)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(428,236)	331,510
				Total Increase (Decrease) in Net Assets					(435,682)		218,395

Net Assets
Beginning of period									4,775,956		4,557,561
End of period (including undistributed net investment income as set forth below)									$4,340,274		$4,775,956
Undistributed (overdistributed) net investment income (loss)										$(5,016)	$4,795

	Class A	Class C	Class J	Class P	Institutional	R-1	R	-2	R-3	R-4	R -5
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$152,962	$38,210	$3,848	$220,460	$246,981	$148		$69	$792	$606	$606
Reinvested	50,039	29,291	1,798	22,098	60,623	86		40	166	102	166
Redeemed	(341,616)	(157,922)	(5,506)	(314,335)	(432,026)	(332)		(364)	(1,804)	(579)	(2,843)
Net Increase (Decrease)	$(138,615)	$(90,421)	$140	$(71,777)	$(124,422)	$(98)		$(255)	$(846)	$129	$(2,071)
Shares:
Sold	15,110	3,787	388	21,920	24,550	15		7	79	60	60
Reinvested	5,000	2,932	183	2,220	6,088	8		4	17	10	17
Redeemed	(33,777)	(15,615)	(553)	(31,409)	(42,932)	(33)		(36)	(180)	(58)	(283)
Net Increase (Decrease)	(13,667)	(8,896)	18	(7,269)	(12,294)	(10)		(25)	(84)	12	(206)
Year Ended August 31, 2013
Dollars:
Sold	$578,115	$ 237,955	$13,257	$641,168	$944,678	$588		$1,009	$4,050	$732	$4,573
Reinvested	61,140	29,964	1,934	18,647	71,923	93		53	181	62	254
Redeemed	(646,893)	(224,655)	(11,797)	(548,045)	(839,468)	(568)		(1,086)	(4,220)	(32)	(2,102)
Net Increase (Decrease)	$(7,638)	$43,264	$3,394	$111,770	$177,133	$113		$(24)	$11	$762	$2,725
Shares:
Sold	54,577	22,463	1,274	60,823	89,435	56		96	388	71	434
Reinvested	5,801	2,846	187	1,781	6,856	9		5	17	6	24
Redeemed	(61,354)	(21,346)	(1,138)	(52,388)	(80,183)	(54)		(105)	(402)	(3)	(200)
Net Increase (Decrease)	(976)	3,963	323	10,216	16,108	11		(4)	3	74	258

Distributions:
Period Ended February 28, 2014
From net investment
income	$(29,054)	$(21,204)	$(925)	$(23,963)	$(53,672)	$(43)		$(22)	$(83)	$(50)	$(85)
From net realized gain on
investments	(26,933)	(22,683)	(883)	(22,434)	(47,326)	(43)		(20)	(83)	(52)	(81)
Total Dividends and
Distributions	$(55,987)	$(43,887)	$(1,808)	$(46,397)	$(100,998)	$(86)		$(42)	$(166)	$(102)	$(166)
Year Ended August 31, 2013
From net investment
income	$(62,891)	$(42,597)	$(1,746)	$(46,857)	$(109,486)	$(83)		$(54)	$(165)	$(56)	$(229)
From net realized gain on
investments	(6,912)	(5,414)	(196)	(4,724)	(10,704)	(10)		(5)	(20)	(6)	(25)
Total Dividends and
Distributions	$(69,803)	$(48,011)	$(1,942)	$(51,581)	$(120,190)	$(93)		$(59)	$(185)	$(62)	$(254)

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Small-MidCap Dividend Income Fund

								Period Ended February 28, 2014	Year Ended August 31, 2013

Operations
Net investment income (loss)								$11,120	$13,261
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								11,102	11,753
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								68,479	43,756
			Net Increase (Decrease) in Net Assets Resulting from Operations					90,701	68,770

Dividends and Distributions to Shareholders
From net investment income								(8,528)	(11,564)
From net realized gain on investments								(15,942)	(933)
							Total Dividends and Distributions	(24,470)	(12,497)

Capital Share Transactions
Net increase (decrease) in capital share transactions								345,171	156,970
							Total Increase (Decrease) in Net Assets	411,402	213,243

Net Assets
Beginning of period								515,686	302,443
End of period (including undistributed net investment income as set forth below)								$927,088	$515,686
Undistributed (overdistributed) net investment income (loss)								$5,598	$3,006

	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2014
Dollars:
Sold	$109,476		$46,586	$220,354			$9,703
Reinvested	4,842		1,172		5,308		12,304
Redeemed	(32,834)		(2,619)		(15,347)		(13,774)
Net Increase (Decrease)	$81,484		$45,139	$210,315			$8,233
Shares:
Sold	8,290		3,550		16,398		744
Reinvested	367		89		396		930
Redeemed	(2,487)		(199)		(1,146)		(1,047)
Net Increase (Decrease)	6,170		3,440		15,648		627
Year Ended August 31, 2013
Dollars:
Sold	$97,555		$20,346		$27,321		$32,628
Reinvested	1,258		90		402		10,666
Redeemed	(11,259)		(376)		(2,110)		(19,551)
Net Increase (Decrease)	$87,554		$20,060		$25,613		$23,743
Shares:
Sold	8,205		1,678		2,259		2,685
Reinvested	110		8		35		947
Redeemed	(945)		(31)		(178)		(1,638)
Net Increase (Decrease)	7,370		1,655		2,116		1,994

Distributions:
Period Ended February 28, 2014
From net investment
income	$(1,698	) $	(356	) $	(1,646	) $	(4,828)
From net realized gain on
investments	(3,361)		(998)		(4,089)		(7,494)
Total Dividends and
Distributions	$(5,059	) $	(1,354	) $	(5,735	) $	(12,322)
Year Ended August 31, 2013
From net investment
income	$(1,235	) $	(86	) $	(381	) $	(9,862)
From net realized gain on
investments	(84)		(6)		(24)		(819)
Total Dividends and
Distributions	$(1,319	) $	(92	) $	(405	) $	(10,681)

See accompanying notes.

14

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2014 (unaudited)

Opportunistic
Amounts in thousands	Municipal Fund
Cash Flows from Operating Activities:
Netincreaseinnetassetsfromoperations	$1,586
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchaseofinvestmentsecurities	(6,821)
Proceeds from sale of investment securities	8,051
Net purchase of short-term securities	(490)
Decrease in fund shares sold receivable	9
Decreaseinaccruedinterestreceivable	21
Decreaseininvestmentsecuritiessold	52
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	11
Decrease in fund shares redeemed	(70)
Decreaseindividendspayable	(15)
Decreaseininterestexpenseandfeespayable	(7)
Increaseininvestmentsecuritiespurchased	1,000
Net accretion of bond discounts and amortization of premiums	44
Unrealized appreciation on securities investments	(1,622)
Netrealizedlossfrominvestments	529
Net cash provided by operating activities	2,278

Cash Flows from Financing Activities:
Proceeds from shares sold	2,059
Paymentonsharesredeemed	(3,491)
Dividendsanddistributionspaidtoshareholders	(309)
Net cash used by financing activities	(1,741)

Netincreaseincash	537

Cash:
Beginningofperiod	$853
Endofperiod	$1,390

Supplemental disclosure of cash flow information:
Reinvestmentofdividendsanddistributions	$166
Cashpaidduringtheyearforinterestexpenseandfees	14

See accompanying notes.

15

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, Opportunistic Municipal Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective December 28, 2012, the initial purchase of $5,000,000 of Institutional class shares of Global Opportunities Fund was made by Principal Financial Services, Inc.

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Blue Chip Fund were made by Principal Management Corporation (the “Manager”).

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Global Opportunities Fund were made by the Manager.

Effective December 30, 2013, the initial purchase of $10,000 of Class P shares of Opportunistic Municipal Fund was made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates fair value.

16

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the Fund:

Global		Global
Multi-Strategy Fund		Opportunities Fund
Euro	6.0%	Euro	9.6%
Japanese Yen	5.7	British Pound	8.3
		Japanese Yen	7.8

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

17

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2014, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Recent Accounting Pronouncements. In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2013-08 Financial Services – Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 28, 2014, Preferred Securities Fund borrowed from the Facility. Diversified Real Asset Fund, Global Multi-Strategy Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended February 28, 2014, Diversified Real Asset Fund, Global Opportunities Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

18

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Agreements or similar agreements.

As of February 28, 2014, financial assets subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

			Gross amounts not offset in the Statements of Assets and Liabilities

Fund	Asset Type	Gross amount of recognized assets	Financial instruments*	Collateral received**	Net amount
Diversified Real Asset Fund	Foreign Currency Contracts	$4	$(4)	$—	$—
	Interest Rate Swaps	4	—	—	4
	Purchased Interest Rate Swaptions	506	—	(506)	—
	Purchased Inflation Floors	4	—	(4)	—

Global Multi-Strategy Fund	Credit Default Swaps	$109	$(109)	$—	$—
	Foreign Currency Contracts	4,166	(4,166)	—	—
	Interest Rate Swaps	229	(229)	—	—
	Purchased Interest Rate Swaptions	48	—	—	48
	Purchased Forward Volatility Agreement	85	—	—	85
	Synthetic Futures	308	(308)	—	—
	Total Return Equity Basket Swaps	2,685	(725)	—	1,960
	Repurchase Agreements	33,873	(32,902)	—	971

As of February 28, 2014, financial liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

			Gross amounts not offset in the
			Statements of Assets and Liabilities
		Gross amount of	Financial	Collateral
Fund	Liability Type	recognized liability	instruments*	Pledged**	Net amount
Diversified Real Asset Fund	Foreign Currency Contracts	$183	$(4)	$—	$179
	Written Interest Rate Swaptions	343	—	—	343

Global Multi-Strategy Fund	Credit Default Swaps	$727	$(109)	$(472)	$146
	Foreign Currency Contracts	5,245	(4,166)	(281)	798
	Interest Rate Swaps	662	(229)	(433)	—
	Written Interest Rate Swaption	117	—	—	117
	Written Credit Default Swaptions	56	—	—	56
	Synthetic Futures	340	(308)	(32)	—
	Total Return Equity Basket Swaps	725	(725)	—	—
	Total Return Swaps	23	—	(23)	—
	Reverse Repurchase Agreements	32,902	(32,902)	—	—

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedule of investments.

Asset and related collateral information for repurchase agreements is included in the schedules of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

19

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Credit Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Options Contracts. During the period Global Multi-Strategy Fund and Diversified Real Asset Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 28, 2014, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	242	14,400	$122
Options written	570	24,300	494
Options expired	(376)	—	(97)
Options closed	(331)	(14,400)	(74)
Options exercised	(105)	—	(38)
Balance at end of period	—	24,300	407

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	4,450,886	34,700	$3,801
Options written	1,245	174,200	804
Options expired	(4,449,220)	(11,300)	(104)
Options closed	(1,447)	(69,400)	(2,826)
Options exercised	(188)	(21,900)	(141)
Balance at end of period	1,276	106,300	1,534

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements that are collateralized by assets other than U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. After entering into the repurchase agreement, the fund may sell the security received as collateral short in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement. Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. The fund also pays the counterparty a fee to compensate them for holding the collateral security and the amount is recorded as interest expense on the statement of operations.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each fund’s statement of operations. As of February 28, 2014, the Funds had securities on loan as follows (in thousands):

	Market Value	Collateral Value
Preferred Securities Fund	$7,174	$7,356
Small-MidCap Dividend Income Fund	7,695	7,888

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of February 28, 2014, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Diversified Real Asset Fund	$263	$—
Global Multi-Strategy Fund	706	—

Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2014 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of February 28,2014, counterparties had pledged collateral for swap agreements of $610,000 for the Global Multi-Strategy Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of Global Multi-Strategy Fund.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as hedging instruments	Asset Derivatives February 28, 2014 Statement of Assets and Liabilities Location		Fair Value	Liability Derivatives February 28, 2014 Statement of Assets and Liabilities Location	Fair Value
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$4	Payables	$183
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$694 * Payables, Net Assets Consist of Net unrealized		$910	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	698		$1,093
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$148	Payables, Net Assets Consist of Net unrealized	$930
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$5,203 * Payables, Net Assets Consist of Net unrealized		$10,564	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$4,166	Payables	$5,245
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,376 * Payables, Net Assets Consist of Net unrealized		$2,421	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $ 10,893			$19,160

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

3. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(184)	$(309)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$135	$(749)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(49)	$(1,058)

Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Investment	$(1,973)	$(638)
	transactions, Options and swaptions, and
	Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(14,345)	$(10,273)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$2,238	$(2,840)
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(2,633)	$(764)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(16,713)	$(14,515)

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended February 28, 2014.

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or an internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

4. Fair Valuation (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 at February 28, 2014 due to thinly traded securities:

Global Multi-Strategy Fund	$37,037
Preferred Securities Fund	$57,366,197

Below are transfers from Level 2 to Level 1 at February 28, 2014 due to the resumption of trading for previously thinly traded securities:

Global Multi-Strategy Fund	$27,883,257
Preferred Securities Fund	$45,665,820

The following is a summary of the inputs used as of February 28, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$399,916	$—	$—	$399,916
Total investments in securities $	399,916	$—	$—	$399,916

Diversified Real Asset Fund
Bonds	$—	$199,604	$—	$199,604
Commodity Indexed Structured Notes	—	132,444	—	132,444
Common Stocks
Basic Materials	45,538	30,967	—	76,505
Communications	12,800	6,729	—	19,529
Consumer, Cyclical	5,564	5,439	—	11,003
Consumer, Non-cyclical	34,122	25,645	—	59,767
Diversified	755	1,672	—	2,427
Energy	462,498	9,358	—	471,856
Financial	132,023	75,338	—	207,361
Industrial	58,238	35,924	—	94,162
Utilities	37,038	75,697	—	112,735
Repurchase Agreements	—	58,487	—	58,487
Senior Floating Rate Interests	—	416,320	—	416,320
U.S. Government & Government Agency Obligations	—	359,339	—	359,339
Purchased Interest Rate Swaptions	—	506	—	506
Purchased Interest Rate Floor	—	4	—	4
Purchased Options	140	—	—	140
Total investments in securities $	788,716	$1,433,473	$—	$2,222,189

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

4. Fair Valuation (Continued)
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs )	Totals (Level 1,2,3

Diversified Real Asset Fund (Continued)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$4	$—	$4
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$3	$—	$3
Futures	37	—	—	37
Interest Rate Swaps	—	4	—	4
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(183)	$—	$(183)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(176)	$—	$(176)
Futures	(391)	—	—	(391)
Interest Rate Swaptions	—	(343)	—	(343)

Global Multi-Strategy Fund
Bonds	$—	$287,741	$12,964	$300,705
Certificate of Deposit	—	2,000	—	2,000
Common Stocks
Basic Materials	26,538	15,773	—	42,311
Communications	90,857	10,862	—	101,719
Consumer, Cyclical	91,655	19,782	—	111,437
Consumer, Non-cyclical	133,520	21,837	—	155,357
Diversified	285	304	—	589
Energy	40,620	4,722	—	45,342
Exchange Traded Funds	1,702	—	—	1,702
Financial	76,489	24,949	—	101,438
Industrial	68,052	29,950	—	98,002
Technology	76,577	11,982	—	88,559
Utilities	9,950	4,342	—	14,292
Convertible Bonds	—	48,413	742	49,155
Convertible Preferred Stocks
Basic Materials	627	—	—	627
Communications	—	51	—	51
Consumer, Non-cyclical	—	82	—	82
Energy	—	335	—	335
Financial	2,645	591	—	3,236
Technology	—	55	—	55
Utilities	560	92	—	652
Municipal Bonds	—	206	—	206
Preferred Stocks
Basic Materials	—	42	—	42
Consumer, Cyclical	—	222	—	222
Consumer, Non-cyclical	—	115	—	115
Financial	1,763	889	—	2,652
Utilities	—	114	—	114
Repurchase Agreements	—	44,016	—	44,016
Senior Floating Rate Interests	—	39,036	—	39,036
U.S. Government & Government Agency Obligations	—	155,647	—	155,647
Purchased Interest Rate Swaptions	—	48	—	48
Purchased Forward Volatility Agreements	—	85	—	85
Purchased Options	184	—	—	184
Total investments in securities $	622,024	$724,283	$13,706	$1,360,013
Short Sales
Bonds	$—	$(31,752)	$—	$(31,752)
Common Stocks
Basic Materials	$(11,669)	$(5,952)	$—	$(17,621)
Communications	(24,841)	(4,473)	—	(29,314)
Consumer, Cyclical	(39,994)	(8,089)	—	(48,083)
Consumer, Non-cyclical	(44,455)	(3,545)	—	(48,000)
Diversified	(609)	—	—	(609)
Energy	(23,789)	(1,701)	—	(25,490)
Financial	(41,787)	(3,925)	—	(45,712)
Industrial	(23,254)	(14,123)	—	(37,377)
Technology	(29,437)	(3,507)	—	(32,944)
Utilities	(8,767)	(1,511)	—	(10,278)
Preferred Stocks
Consumer, Cyclical	$—	$(588)	$—	$(588)
Energy	—	(18)	—	(18)
U.S. Government & Government Agency Obligations	—	(3,299)	—	(3,299)

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

4. Fair Valuation (Continued)
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Assets
Credit Contracts**
Credit Default Swaps	$—	$109	$—	$109
Exchange Cleared Credit Default Swaps	—	39	—	39
Equity Contracts**
Futures	$2,309	$—	$—	$2,309
Synthetic Futures	—	25	—	25
Total Return Equity Basket Swaps	—	2,685	—	2,685
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,912	$—	$3,912
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$443	$—	$443
Futures	288	—	—	288
Interest Rate Swaps	—	229	—	229
Synthetic Futures	—	283	—	283
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(727)	$—	$(727)
Credit Default Swaptions	—	(56)	—	(56)
Exchange Cleared Credit Default Swaps	—	(147)	—	(147)
Equity Contracts**
Futures	$(7,253)	$—	$—	$(7,253)
Options	(2,307)	—	—	(2,307)
Synthetic Futures	—	(279)	—	(279)
Total Return Equity Basket Swaps	—	(725)	—	(725)
Total Return Swaps	—	(23)	—	(23)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(4,991)	$—	$(4,991)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(496)	$—	$(496)
Futures	(960)	—	—	(960)
Interest Rate Swaps	—	(662)	—	(662)
Interest Rate Swaptions	—	(117)	—	(117)
Options	(102)	—	—	(102)
Synthetic Futures	—	(61)	—	(61)

Global Opportunities Fund
Common Stocks
Basic Materials	$14,374	$37,989	$—	$52,363
Communications	49,981	67,717	—	117,698
Consumer, Cyclical	60,384	51,112	—	111,496
Consumer, Non-cyclical	288,549	112,996	—	401,545
Energy	20,785	—	—	20,785
Financial	180,364	35,203	—	215,567
Industrial	68,545	88,798	—	157,343
Technology	88,889	13,332	—	102,221
Utilities	25,346	59,225	—	84,571
Repurchase Agreements	—	21,505	—	21,505
Total investments in securities $	797,217	$487,877	$—	$1,285,094

Opportunistic Municipal Fund
Bonds	$—	$—	$340	$340
Investment Companies	628	—	—	628
Municipal Bonds	—	23,630	—	23,630
Total investments in securities $	628	$23,630	$340	$24,598

Preferred Securities Fund
Bonds	$—	$2,136,697	$—	$2,136,697
Common Stocks*	2,487	—	—	2,487
Convertible Preferred Stocks
Financial	44,443	—	—	44,443
Investment Companies	7,356	—	—	7,356
Preferred Stocks
Communications	132,421	49,518	—	181,939
Financial	1,406,633	163,843	—	1,570,476
Government	—	54,407	—	54,407
Industrial	25,248	—	—	25,248
Utilities	160,766	6,551	—	167,317
Repurchase Agreements	—	128,298	—	128,298
Total investments in securities $	1,779,354	$2,539,314	$—	$4,318,668

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

4. Fair Valuation (Continued)
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Small-MidCap Dividend Income Fund
Common Stocks*	$889,037	$—	$—	$889,037
Investment Companies	52,455	—	—	52,455
Total investments in securities $	941,492	$—	$—	$941,492

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, and Swaps valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

Fund	Asset Type	Fair Value at 02/28/14 (in thousands)	Valuation Technique	Unobservable Input	Input Value
Global Multi-Strategy	Bonds	$11,856	Indicative Market Quotations	Broker Quote	$0.74-93.93
Fund
	Bonds	1,108	Third Party Vendor	Broker Quote	100.30-104.75
	Convertible Bonds	742	Indicative Market Quotations	Broker Quote	103.00-159.86
	Preferred Stocks	—	Benchmark Pricing	Base Price	0.00
		13,706
Opportunistic Municipal	Bonds	340	Indicative Market Quotation	Broker Quote	97.14
Bond Fund

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows: (amounts in thousands):

Fund	Value August 31, 2013	Realized Gain/ (Loss)	Accrued Discounts/ Premiums and Change in Unrealized Gain/(Loss)	Purchases	Proceeds from Sales	Transfers into Level 3 *	Transfers Out of Level 3**	Value February 28, 2014		Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at February 28, 2014
Global Multi-Strategy Fund
Bonds	$4,258	$33	$83	$11,361	$(650)	$—	$(2,121	) $	12,964	$54
Convertible Bonds	1,056	—	60	100	—	—	(474)		742	62
Total$ 5,314		$33	$143	$11,461	$(650)	$—	$(2,595	) $	13,706	$116

Opportunistic Municipal Fund
Bonds	$323	$—	$17	$—	$—	$—	$—		$340	$17
Total$ 323		$—	$17	$—	$—	$—	$—		$340	$17

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted

2. Securities that have certain restrictions on trading

3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired .

3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55
Global Opportunities Fund	.85	.83	.81	.80
Opportunistic Municipal Fund	.50	.48	.46	.45
Small-MidCap Dividend Income Fund	.80	.78	.76	.75

			Net Assets of Fund (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%	.79%	.78%
Preferred Securities Fund	.75	.73	.71	.70	.69	.68

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense and dividend and interest expense on short sales the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2013 through February 28, 2014
	Class A		Class C		Institutional	Expiration
Blue Chip Fund	1.35	% *	2.10	% *	.75%	December 31, 2014
Diversified Real Asset Fund	1.25		2.00		N/A	December 31, 2014
Global Multi-Strategy Fund	2.00		2.75		1.65	December 31, 2014
Global Opportunities Fund	1.50	*	2.25	*	.95	December 31, 2014
Opportunistic Municipal Fund	.90		1.65		N/A	December 31, 2014
Small-MidCap Dividend Income Fund	1.40		2.15		N/A	December 31, 2014

*Period from September 30, 2013 through February 28, 2014 Expiration is December 29, 2014.

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2013 through February 28, 2014
	Class P		Expiration
Blue Chip Fund	.20	% ^	December 29, 2014
Diversified Real Asset Fund	.20		December 31, 2014
Global Multi-Strategy Fund	.20		December 31, 2014
Global Opportunities Fund	.20	^	December 29, 2014
Opportunistic Municipal Fund	.20	^^	December 29, 2014
Preferred Securities Fund	.20		December 31, 2014
Small-MidCap Dividend Income Fund	.20		December 31, 2014

^ Period from September 30, 2013 through February 28, 2014.
^^Period from December 30, 2013 through February 28, 2014.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively. Prior to January 1, 2014, the annual rate for Class J was .45%.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares. The contractual limit expires on December 31, 2014. Prior to December 30, 2013, the contractual limit was .25%.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund and Preferred Securities Fund, and 5.50% for Blue Chip Fund, Global Opportunities Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended February 28, 2014, were as follows (in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$21	$ –	N/A
Diversified Real Asset Fund	21	5	N/A
Global Multi-Strategy Fund	24	5	N/A
Global Opportunities Fund	6	–	N/A
Opportunistic Municipal Fund	10	2	N/A
Preferred Securities Fund	122	110	$ 4
Small-MidCap Dividend Income Fund	180	8	N/A

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

Affiliated Ownership. At February 28,2014, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Class P	Institutional
Blue Chip Fund	1	1	1	16
Diversified Real Asset Fund	–	–	–	34,664
Global Multi-Strategy Fund	–	–	–	9
Global Opportunities Fund	1	1	1	2
Opportunistic Municipal Fund	750	750	1	N/A
Preferred Securities Fund	–	–	–	8,164

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $59,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2014.

6. Investment Transactions

For the period ended February 28, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$213,501	$34,233	$—	$—
Diversified Real Asset Fund	797,235	565,937	—	—
Global Multi-Strategy Fund	1,047,462	931,304	326,027	333,142
Global Opportunities Fund	813,621	802,137	—	—
Opportunistic Municipal Fund	6,821	8,051	—	—
Preferred Securities Fund	172,182	818,001	—	—
Small-MidCap Dividend Income Fund	371,851	56,891	—	—

For the period ended February 28, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Diversified Real Asset Fund	$180,583	$162,363	$—	$—
Global Multi-Strategy Fund	108,344	106,831	65,918	64,613

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2014, and August 31, 2013 were as follows (amounts in thousands):

				Tax-Exempt			Long-Term
	Ordinary Income			Income			Capital Gain
	2014	2013		2014	2013	^	2014	2013	*
Blue Chip Fund	$1,164	$39	$	— $	— $		9	$—
Diversified Real Asset Fund	37,135	17,647		—	—		6,354	33,548
Global Multi-Strategy Fund	7,661	6,899		—	—		5,336	—
Global Opportunities Fund	7,136	—		—	—		—	—
Opportunistic Municipal Fund	—	70		475	769		—	—
Preferred Securities Fund	129,101	264,164		—	—		120,538	28,016
Small-MidCap Dividend Income Fund	9,383	11,564		—	—		15,087	933
^ The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2013, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains/(Accumulated Capital Loss)	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences*	Total Accumulated Earnings (Deficit)
Blue Chip Fund	$301	$—	$7	$(3,230)	$—	$(2,922)
Diversified Real Asset Fund	22,177	—	8,994	38,685	(150)	69,706
Global Multi-Strategy Fund	3,366	—	9,516	4,379	(1,335)	15,926
Global Opportunities Funds	4,300	—	(21,552)	11,721	—	(5,531)
Opportunistic Municipal Fund	—	4	(949)	(1,914)	—	(2,859)
Preferred Securities Fund	4,606	—	91,386	196,407	—	292,399
Small-MidCap Dividend Income Fund	1,391	—	9,864	61,445	—	72,700

*Represents book-to-tax accounting differences.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2013, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward
	No Expiration
	Short-	Long-
	Term	Term	Total
Global Opportunities Fund	$21,552	$ —	$21,552

As of August 31, 2013, Preferred Securities Fund utilized $55,754,000 of capital loss carryforward.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2013, Opportunistic Municipal Fund had an approximate late-year loss of $949,000.

35

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2013, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments	Paid in Capital
Diversified Real Asset Fund	$(3,132)	$3,505	$(373)
Global Multi-Strategy Fund	(228)	236	(8)
Global Opportunities Fund	(1,325)	1,325	—
Opportunistic Municipal Fund	(13)	13	—
Preferred Securities Fund	(440)	440	—
Small-MidCap Dividend Income Fund	(144)	163	(19)

Federal Income Tax Basis. At August 31, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost for Federal Income Tax Purposes

Blue Chip Fund	$39,983	$(3,607)	$36,376	$363,540
Diversified Real Asset Fund	188,317	(28,047)	160,270	2,061,919
Global Multi-Strategy Fund	129,460	(23,872)	105,588	1,254,425
Global Opportunities Fund	140,529	(11,603)	128,926	1,156,168
Opportunistic Municipal Fund	354	(705)	(351)	21,302
Preferred Securities Fund	344,891	(92,661)	252,230	4,060,949
Small-MidCap Dividend Income Fund	150,087	(19,251)	130,836	810,656

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

36

Schedule of Investments
Blue Chip Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 99.51%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Agriculture - 1.72%				Insurance (continued)
Philip Morris International Inc	85,628	$6,928		Fidelity National Financial Inc	102,245	$3,380
				Loews Corp	157,507	6,849
				Markel Corp (a)	15,055	8,702
Banks - 4.05%				Progressive Corp/The	107,774	2,639
US Bancorp/MN	68,711	2,827
Wells Fargo & Co	289,925	13,458				$47,377
		$16,285		Internet - 8.09%
				Google Inc (a)	17,747	21,574
Beverages - 6.21%				Liberty Interactive Corp (a)	203,187	5,933
Anheuser-Busch InBev NV ADR	68,612	7,177		Liberty Ventures (a)	17,360	2,474
Coca-Cola Co/The	71,189	2,719		VeriSign Inc (a)	46,126	2,542
Diageo PLC ADR	49,835	6,265
PepsiCo Inc	37,680	3,017				$32,523
Pernod Ricard SA ADR	114,289	2,668		Lodging - 0.36%
SABMiller PLC ADR	63,015	3,093		Wynn Resorts Ltd	5,989	1,452
		$24,939

Building Materials - 1.07%				Media - 0.20%
Martin Marietta Materials Inc	35,394	4,317		Discovery Communications Inc - C Shares (a)	10,143	782

Chemicals - 3.50%				Oil & Gas - 3.48%
Air Products & Chemicals Inc	60,823	7,379		EOG Resources Inc	9,296	1,761
Airgas Inc	18,749	2,021		Exxon Mobil Corp	97,906	9,426
Praxair Inc	35,874	4,677		Hess Corp	34,740	2,780
		$14,077				$13,967

Commercial Services - 4.50%				Pharmaceuticals - 2.16%
MasterCard Inc	172,673	13,420		Johnson & Johnson	45,287	4,172
Moody's Corp	58,772	4,643		Valeant Pharmaceuticals International Inc (a)	31,150	4,512
		$18,063				$8,684

Computers - 0.95%				Pipelines - 1.08%
International Business Machines Corp	20,613	3,817		Kinder Morgan Inc/DE	133,915	4,265
				Kinder Morgan Inc/DE - Warrants (a)	32,900	61

Cosmetics & Personal Care - 0.40%						$4,326
Colgate-Palmolive Co	25,757	1,618		Real Estate - 5.34%
				Brookfield Asset Management Inc	444,107	18,008
				CBRE Group Inc (a)	123,422	3,450
Distribution & Wholesale - 1.32%
Fastenal Co	59,280	2,798				$21,458
WW Grainger Inc	9,851	2,512		REITS - 1.79%
		$5,310		American Tower Corp	34,827	2,837
Diversified Financial Services - 8.40%				Crown Castle International Corp	57,334	4,352
American Express Co	79,704	7,275				$7,189
BlackRock Inc	32,737	9,980		Retail - 13.10%
Charles Schwab Corp/The	164,491	4,361		AutoZone Inc (a)	8,446	4,548
Visa Inc	53,816	12,159		CarMax Inc (a)	84,453	4,090
		$33,775		McDonald's Corp	130,233	12,392
				O'Reilly Automotive Inc (a)	20,414	3,079
Electronics - 1.28%
Sensata Technologies Holding NV (a)	45,752	1,859		Starbucks Corp	191,710	13,604
Tyco International Ltd	77,402	3,265		TJX Cos Inc/The	45,102	2,772
		$5,124		Wal-Mart Stores Inc	84,455	6,309
				Yum! Brands Inc	78,796	5,837
Food - 8.98%						$52,631
Mondelez International Inc	153,790	5,233
Nestle SA ADR	254,185	19,176		Semiconductors - 0.53%
Unilever NV - NY shares	295,414	11,687		Microchip Technology Inc	46,900	2,136
		$36,096
				Software - 6.14%
Healthcare - Products - 0.75%				Microsoft Corp	405,287	15,527
Becton Dickinson and Co	17,172	1,979
CR Bard Inc	7,298	1,052		Oracle Corp	233,813	9,144
		$3,031				$24,671

Holding Companies - Diversified - 1.47%				Telecommunications - 0.85%
Leucadia National Corp	211,995	5,923		Motorola Solutions Inc	51,616	3,417

				TOTAL COMMON STOCKS		$399,916
Insurance - 11.79%				Total Investments		$399,916
Aon PLC	42,991	3,680		Other Assets in Excess of Liabilities, Net - 0.49%		$1,965
Berkshire Hathaway Inc - Class B (a)	170,312	19,719		TOTAL NET ASSETS - 100.00%		$401,881
Brown & Brown Inc	80,005	2,408

See accompanying notes.

37

Schedule of Investments
Blue Chip Fund
February 28, 2014 (unaudited)

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Financial	31 .37%
Consumer, Non-cyclical	24 .72%
Consumer, Cyclical	14 .78%
Communications	9 .14%
Technology	7.62%
Energy	4 .56%
Basic Materials	3 .50%
Industrial	2 .35%
Diversified	1 .47%
Other Assets in Excess of Liabilities, Net	0 .49%
TOTAL NET ASSETS	100.00%

See accompanying notes.

38

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 47.34%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Agriculture - 0.26%				Electronics - 0.06%
Adecoagro SA (a)	20,364	$160		Trimble Navigation Ltd (a)	36,892	$1,407
Archer-Daniels-Midland Co	53,126	2,157
Bunge Ltd	29,847	2,376
GrainCorp Ltd	79,519	570		Engineering & Construction - 1.16%
Japfa Comfeed Indonesia Tbk PT	4,275,400	589		Ferrovial SA	511,500	10,778
				Flughafen Zuerich AG	12,200	7,739
		$5,852		Obrascon Huarte Lain SA	73,600	3,237
Automobile Manufacturers - 0.05%				Vinci SA	54,300	4,050
Mahindra & Mahindra Ltd	6,015	94				$25,804
Mahindra & Mahindra Ltd - Warrants (a)	67,427	1,063
				Environmental Control - 0.43%
		$1,157		Darling International Inc (a)	72,515	1,463
Automobile Parts & Equipment - 0.02%				Waste Connections Inc	189,000	8,178
Titan International Inc	22,309	423				$9,641

				Food - 1.18%
Beverages - 0.02%				Ajinomoto Co Inc	89,000	1,382
Mcleod Russel India Ltd - Warrants (a)	79,740	363		Almarai Co - Warrants (a)	48,567	805
				Aryzta AG (a)	14,287	1,191
				Associated British Foods PLC	26,964	1,353
Building Materials - 0.10%				BRF SA	33,500	613
Duratex SA	272,000	1,261
Louisiana-Pacific Corp (a)	21,510	404		Cal-Maine Foods Inc	15,950	838
				Charoen Pokphand Foods PCL (b)	776,600	650
Norbord Inc	13,382	373		China Mengniu Dairy Co Ltd	361,000	1,856
Semen Indonesia Persero Tbk PT	220,135	285		Colruyt SA	9,241	512
		$2,323		ConAgra Foods Inc	50,173	1,425
Chemicals - 1.05%				Fuji Oil Co Ltd/Osaka	56,000	759
Agrium Inc	31,452	2,897		Hormel Foods Corp	37,280	1,769
CF Industries Holdings Inc	8,377	2,102		Iwatsuka Confectionery Co Ltd	4,800	259
China BlueChemical Ltd	1,920,000	1,122		Koninklijke Wessanen NV	81,625	399
Givaudan SA (a)	1,508	2,363		McCormick & Co Inc/MD	26,580	1,765
International Flavors & Fragrances Inc	6,483	608		Nutreco NV	26,794	1,220
Israel Chemicals Ltd	143,412	1,217		Saputo Inc	40,689	2,008
Mosaic Co/The	64,388	3,146		Suedzucker AG	25,523	709
Nufarm Ltd/Australia	17,808	62		Sysco Corp	78,925	2,843
Potash Corp of Saskatchewan Inc	66,654	2,203		Toyo Suisan Kaisha Ltd	37,000	1,246
Potash Corp of Saskatchewan Inc	5,947	198		Tyson Foods Inc	25,610	1,010
Sensient Technologies Corp	7,030	369		Viscofan SA	13,689	703
Symrise AG	34,831	1,709		Want Want China Holdings Ltd	707,000	1,077
Syngenta AG	7,587	2,762				$26,392
Tessenderlo Chemie NV	6,438	181
Uralkali OJSC	58,322	1,323		Forest Products & Paper - 1.95%
Yara International ASA	26,786	1,086		Acadian Timber Corp	32,726	407
				BillerudKorsnas AB	42,655	594
		$23,348		Canfor Corp (a)	119,026	3,157
Coal - 0.06%				Clearwater Paper Corp (a)	9,800	626
Consol Energy Inc	31,122	1,248		Deltic Timber Corp	42,388	2,668
				Domtar Corp	11,176	1,238
				DS Smith PLC	104,687	618
Commercial Services - 1.01%				Empresas CMPC SA	305,666	736
Atlantia SpA	331,300	8,385		Fibria Celulose SA ADR(a)	219,204	2,356
CCR SA	1,809,100	12,407		Holmen AB	65,918	2,467
Zhejiang Expressway Co Ltd	1,920,300	1,688		International Forest Products Ltd (a)	59,999	972
		$22,480		International Paper Co	15,247	745
Consumer Products - 0.04%				Klabin SA	96,080	2,376
Kimberly-Clark Corp	7,163	790		MeadWestvaco Corp	29,367	1,099
				Metsa Board OYJ	42,387	188
				Mondi PLC	183,248	3,360
Cosmetics & Personal Care - 0.03%				Nine Dragons Paper Holdings Ltd	333,000	256
Unicharm Corp	12,900	733		Nippon Paper Industries Co Ltd	30,200	597
				PH Glatfelter Co	8,353	254
Diversified Financial Services - 0.20%				Pope Resources Inc-LP	18,402	1,251
COSCO Pacific Ltd	3,247,700	4,361		Portucel SA	82,752	368
				Smurfit Kappa Group PLC	27,633	773
				Smurfit Kappa Group PLC	31,906	888
Electric - 0.65%				Stora Enso OYJ	242,387	2,757
DUET Group	2,052,562	3,885		Sumitomo Forestry Co Ltd	74,400	764
Infraestructura Energetica Nova SAB de CV	444,400	1,947		Suzano Papel e Celulose SA	392,200	1,485
Red Electrica Corp SA	82,800	6,438		Svenska Cellulosa AB SCA	119,373	3,621
Spark Infrastructure Group	1,470,700	2,247		TFS Corp Ltd	435,447	565
		$14,517		UPM-Kymmene OYJ	73,727	1,337
				Wausau Paper Corp	29,973	397

See accompanying notes.

39

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Forest Products & Paper (continued)				Mining (continued)
West Fraser Timber Co Ltd	73,511	$3,720		Rio Tinto PLC ADR	18,314	$1,049
Western Forest Products Inc	346,777	792		Silver Wheaton Corp	17,265	441
		$43,432		Southern Copper Corp	9,167	280
				Tahoe Resources Inc (a)	16,713	392
Gas - 3.78%						$8,978
Beijing Enterprises Holdings Ltd	869,700	8,353
ENN Energy Holdings Ltd	931,300	6,602		Miscellaneous Manufacturing - 0.04%
National Grid PLC	1,219,204	17,061		Raven Industries Inc	25,958	949
NiSource Inc	267,400	9,311
Sempra Energy	189,300	17,883		Oil & Gas - 2.25%
Snam SpA	2,400,100	13,655		Africa Oil Corp (a),(c)	6,686	52
Tokyo Gas Co Ltd	1,521,500	7,643		Africa Oil Corp (a)	22,619	177
Western Gas Equity Partners LP (c)	89,900	3,864
				Anadarko Petroleum Corp	22,681	1,909
		$84,372		Antero Resources Corp (a)	5,908	357
Healthcare - Products - 0.02%				Athlon Energy Inc (a)	3,439	128
Hengan International Group Co Ltd	33,500	364		Bankers Petroleum Ltd (a)	93,878	417
				Bonanza Creek Energy Inc (a)	14,132	706
				Canadian Natural Resources Ltd	14,028	514
Healthcare - Services - 0.09%				Cheniere Energy Inc (a)	21,344	1,055
Brookdale Senior Living Inc (a)	61,552	2,064
				Cimarex Energy Co	10,656	1,233
				Cobalt International Energy Inc (a)	16,741	323
Holding Companies - Diversified - 0.11%				Concho Resources Inc (a)	18,648	2,259
Empresas COPEC SA	56,585	755		Denbury Resources Inc	67,432	1,103
GEA Group AG	12,827	621		Devon Energy Corp	13,830	891
Wharf Holdings Ltd	150,233	1,051		Ensco PLC	9,568	504
		$2,427		EOG Resources Inc	11,317	2,144
				Genel Energy PLC (a)	18,873	346
Home Builders - 0.23%				Gulfport Energy Corp (a)	9,519	629
Lennar Corp	19,049	836		Helmerich & Payne Inc	11,121	1,098
Pulte Group Inc	46,649	979		Hess Corp	8,258	661
Taylor Wimpey PLC	811,674	1,697		Kodiak Oil & Gas Corp (a)	69,304	818
Toll Brothers Inc (a)	39,941	1,558		Kosmos Energy Ltd (a)	26,433	290
		$5,070		Kunlun Energy Co Ltd	4,383,100	7,847
				Laredo Petroleum Inc (a)	31,705	827
Home Furnishings - 0.02%				Lekoil Ltd (a)	218,355	248
Rational AG	1,333	456
				Marathon Oil Corp	42,248	1,415
				Marathon Petroleum Corp	13,332	1,120
Iron & Steel - 0.03%				MEG Energy Corp (a),(d)	6,400	197
Reliance Steel & Aluminum Co	10,780	747		MEG Energy Corp (a)	15,560	479
				Newfield Exploration Co (a)	19,133	539
Lodging - 0.04%				Noble Energy Inc	39,040	2,684
Accor SA	16,868	860		Occidental Petroleum Corp	9,903	956
				Oil Search Ltd	52,150	403
				Pacific Rubiales Energy Corp	23,924	330
Machinery - Diversified - 0.39%				Patterson-UTI Energy Inc	27,199	792
AGCO Corp	48,017	2,520		PDC Energy Inc (a)	14,012	871
Andritz AG	6,424	403		Phillips 66	15,952	1,194
Deere & Co	50,614	4,349		Pioneer Natural Resources Co	4,543	914
Kubota Corp	88,000	1,236		QGEP Participacoes SA	47,125	167
Valmet Corp (a)	32,181	295		Range Resources Corp	15,240	1,311
		$8,803		Rice Energy Inc (a)	14,783	355
				Rosetta Resources Inc (a)	18,568	824
Metal Fabrication & Hardware - 0.05%				Rowan Cos PLC (a)	26,308	878
Valmont Industries Inc	7,186	1,047		Sanchez Energy Corp (a)	19,208	572
				SM Energy Co	4,304	317
Mining - 0.40%				Southwestern Energy Co (a)	28,160	1,164
African Rainbow Minerals Ltd	24,974	507		Suncor Energy Inc	47,725	1,577
B2Gold Corp (a)	163,221	472		Talisman Energy Inc	29,657	306
BHP Billiton Ltd ADR	9,940	685		Tullow Oil PLC	38,387	514
Constellium NV (a)	32,724	909		Valero Energy Partners LP	63,054	2,332
Eldorado Gold Corp	97,037	644		Whiting Petroleum Corp (a)	20,992	1,442
First Quantum Minerals Ltd	45,148	876				$50,189
Freeport-McMoRan Copper & Gold Inc	13,507	441
Glencore Xstrata PLC	146,195	805		Oil & Gas Services - 0.85%
Guyana Goldfields Inc (a)	117,225	306		Cameron International Corp (a)	31,981	2,049
Ivanhoe Mines Ltd (a)	103,713	169		Core Laboratories NV	5,735	1,079
Kinross Gold Corp	42,389	221		Dresser-Rand Group Inc (a)	9,832	534
Northern Dynasty Minerals Ltd (a)	29,655	30		Dril-Quip Inc (a)	19,811	2,131
Platinum Group Metals Ltd (a)	57,507	65		Flotek Industries Inc (a)	13,373	340
				FMC Technologies Inc (a)	11,919	599
Randgold Resources Ltd ADR	8,685	686
				Halliburton Co	44,668	2,546

See accompanying notes.

40

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas Services (continued)				Real Estate (continued)
National Oilwell Varco Inc	21,708	$1,672		LEG Immobilien AG	32,195	$2,091
Schlumberger Ltd	26,946	2,506		Mitsubishi Estate Co Ltd	255,600	6,062
Superior Energy Services Inc	24,275	718		Mitsui Fudosan Co Ltd	179,000	5,351
Targa Resources Corp	48,400	4,683		Nomura Real Estate Holdings Inc	55,400	1,139
		$18,857		Shimao Property Holdings Ltd	706,000	1,424
				Sino Land Co Ltd	910,000	1,293
Packaging & Containers - 0.34%				Sponda OYJ	316,886	1,722
Ball Corp	23,625	1,313		ST Modwen Properties PLC	274,905	1,816
FP Corp	13,300	754		Sumitomo Realty & Development Co Ltd	33,000	1,333
Graphic Packaging Holding Co (a)	165,450	1,694
				Sun Hung Kai Properties Ltd	304,000	3,899
Huhtamaki OYJ	13,433	387		Unite Group PLC	338,142	2,539
Mayr Melnhof Karton AG	2,970	381				$42,905
Packaging Corp of America	20,649	1,505
Rengo Co Ltd	51,000	296		REITS - 7.17%
Rock-Tenn Co	8,196	915		AEON REIT Investment Corp	1,219	1,557
Sonoco Products Co	6,219	261		American Tower Corp	310,619	25,306
		$7,506		Apartment Investment & Management Co	70,793	2,116
				Astro Japan Property Group (c)	135,010	480
Pharmaceuticals - 0.03%				AvalonBay Communities Inc	16,581	2,138
Zoetis Inc	23,498	729		Boardwalk Real Estate Investment Trust	38,525	2,072
				Boston Properties Inc	33,154	3,728
Pipelines - 18.01%				BRE Properties Inc	33,253	2,054
Access Midstream Partners LP	230,555	13,015		Camden Property Trust	27,765	1,852
Buckeye Partners LP	282,110	20,659		Canadian Real Estate Investment Trust	41,575	1,638
Crosstex Energy LP	51,850	1,602		CatchMark Timber Trust Inc	62,802	832
DCP Midstream Partners LP (c)	218,800	10,677		CBL & Associates Properties Inc	2,267	40
Enbridge Inc	586,312	24,780		Corrections Corp of America	54,869	1,830
Energy Transfer Equity LP	509,616	22,245		CubeSmart	115,302	2,019
Energy Transfer Partners LP	111,210	6,175		DDR Corp	95,162	1,582
Enterprise Products Partners LP	427,920	28,718		Duke Realty Corp	106,637	1,791
Genesis Energy LP (c)	156,600	8,613		EPR Properties	30,710	1,636
Inter Pipeline Ltd	146,200	3,954		Equity One Inc	35,964	834
Kinder Morgan Energy Partners LP	93,219	6,923		Equity Residential	28,227	1,650
Magellan Midstream Partners LP (c)	436,329	29,526		Essex Property Trust Inc	16,951	2,835
MarkWest Energy Partners LP	217,865	13,911		Extra Space Storage Inc	43,768	2,149
MPLX LP (c)	140,357	6,851		Federal Realty Investment Trust	16,236	1,807
Oiltanking Partners LP (c)	79,696	5,516		Federation Centres Ltd	757,045	1,617
ONEOK Inc	181,540	10,736		First Industrial Realty Trust Inc	85,878	1,652
Pembina Pipeline Corp	227,040	8,187		General Growth Properties Inc	174,843	3,850
Phillips 66 Partners LP	51,479	2,359		Goodman Group	464,137	1,994
Plains All American Pipeline LP	505,352	27,375		Great Portland Estates PLC	170,546	1,841
Plains GP Holdings LP	81,520	2,283		HCP Inc	23,622	916
Regency Energy Partners LP	280,820	7,371		Health Care REIT Inc	40,771	2,395
SemGroup Corp	126,000	8,482		Host Hotels & Resorts Inc	118,918	2,339
Spectra Energy Corp	958,095	35,718		Hulic Reit Inc	617	838
Sunoco Logistics Partners LP (c)	278,010	23,003		Japan Hotel REIT Investment Corp	1,869	918
Targa Resources Partners LP	114,020	6,122		Japan Logistics Fund Inc	698	1,565
Tesoro Logistics LP	167,740	10,098		Kenedix Office Investment Corp	274	1,363
TransCanada Corp	419,200	18,452		Kenedix Residential Investment Corp	345	760
Veresen Inc	269,400	4,073		Kilroy Realty Corp	38,900	2,238
Western Gas Partners LP (c)	178,106	11,272		Klepierre	31,394	1,430
Williams Cos Inc/The	553,655	22,866		Land Securities Group PLC	171,710	3,123
		$401,562		LaSalle Hotel Properties	45,300	1,420
				Medical Properties Trust Inc	14,700	194
Publicly Traded Investment Fund - 0.01%				Mirvac Group	1,116,983	1,763
Phaunos Timber Fund Ltd (a)	433,011	221		Nomura Real Estate Master Fund Inc	2,114	2,204
				Northern Property Real Estate Investment	7,400	196
Real Estate - 1.92%				Trust
Agile Property Holdings Ltd	822,000	704		Orix JREIT Inc	1,169	1,482
Atrium European Real Estate Ltd (c)	134,678	817		Pebblebrook Hotel Trust	75,857	2,521
CapitaLand Ltd	698,000	1,571		Pennsylvania Real Estate Investment Trust	14,045	263
Citycon OYJ	254,701	1,002		Plum Creek Timber Co Inc	68,880	2,982
Country Garden Holdings Co Ltd	1,229,000	638		Potlatch Corp	78,733	3,121
Fabege AB	152,342	2,116		Prologis Inc	120,903	4,980
Forestar Group Inc (a)	37,074	699		Public Storage	14,235	2,406
Henderson Land Development Co Ltd	61,850	348		Rayonier Inc	89,054	4,194
Hongkong Land Holdings Ltd	386,300	2,426		Saul Centers Inc	20,871	970
Hufvudstaden AB	78,886	1,184		Simon Property Group Inc	67,027	10,811
Jones Lang LaSalle Inc	9,034	1,113		SL Green Realty Corp	38,766	3,851
Kerry Properties Ltd	261,000	862		Spring Real Estate Investment Trust (a)	1,659,000	628
KWG Property Holding Ltd	1,490,000	756		Strategic Hotels & Resorts Inc (a)	61,679	616

See accompanying notes.

41

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
REITS (continued)				BONDS (continued)	Amount (000's)		Value(000	's)
Sunstone Hotel Investors Inc	66,965	$905		Finance - Mortgage Loan/Banker (continued)
Taubman Centers Inc	18,375	1,295		Federal Home Loan Banks
Unibail-Rodamco SE	8,439	2,221		0.12%, 10/15/2014		$3,000	$3,000
Ventas Inc	67,065	4,187		0.19%, 12/16/2015		5,000	5,001
Vornado Realty Trust	33,219	3,199		0.20%, 08/19/2015(e)		9,500	9,507
Weingarten Realty Investors	45,171	1,378		0.21%, 10/01/2015(e)		8,000	8,006
Wereldhave NV	20,127	1,727		0.22%, 08/14/2015(e)		6,000	6,006
Westfield Group	57,930	532		0.22%, 08/19/2015(e)		3,700	3,704
Westfield Retail Trust	873,919	2,429		0.22%, 10/07/2015(e)		7,500	7,507
Weyerhaeuser Co	161,846	4,776		0.22%, 10/07/2015(e)		5,000	5,005
Workspace Group PLC	185,150	1,838		0.23%, 10/15/2014		5,000	5,003
		$159,874		0.88%, 12/12/2014		4,000	4,023
				Freddie Mac
Retail - 0.03%				0.13%, 10/16/2015(e)		4,000	4,002
Tractor Supply Co	9,148	646		0.31%, 01/02/2015		5,500	5,507
				0.31%, 02/23/2015		4,800	4,806
Storage & Warehousing - 0.06%				0.32%, 12/03/2014		5,000	5,006
Safestore Holdings PLC	342,813	1,363		0.33%, 12/29/2014		4,000	4,006
				0.40%, 04/30/2015		2,300	2,301
				0.55%, 09/18/2015		3,000	3,000
Telecommunications - 0.88%				0.63%, 12/29/2014		3,500	3,513
Eutelsat Communications SA	206,500	6,729					$115,069
SBA Communications Corp (a)	134,500	12,800
		$19,529		Media- 0.02%
Textiles - 0.05%				Clear Channel Communications Inc
Mohawk Industries Inc (a)	7,266	1,028		9.00%, 12/15/2019		523	549

				Sovereign - 1.31%
Transportation - 1.65%				Bundesrepublik Deutschland Bundesobligation
ALL - America Latina Logistica SA	263,900	760		Inflation Linked Bond
Canadian National Railway Co	144,900	8,187		0.75%, 04/15/2018	EUR	1,355	1,955
CHC Group Ltd (a)	25,952	247
				Deutsche Bundesrepublik Inflation Linked
Guangshen Railway Co Ltd	4,025,400	1,831		Bond
Kansas City Southern	120,200	11,289		1.50%, 04/15/2016		11,311	16,225
Royal Mail PLC (a)	423,000	4,252
				Italy Buoni Poliennali Del Tesoro
Teekay Corp	102,600	6,130		2.10%, 09/15/2016		4,540	6,510
Union Pacific Corp	22,100	3,986		Japanese Government CPI Linked Bond
		$36,682		0.10%, 09/10/2023	JPY	323,932	3,414
Water- 0.62%				New Zealand Government Bond
Cia de Saneamento Basico do Estado de Sao	435,000	4,033		3.03%, 09/20/2030(e)	NZD	1,346	1,152
Paulo ADR							$29,256
Pennon Group PLC	364,900	4,538		TOTAL BONDS			$199,604
United Utilities Group PLC	404,200	5,275		COMMODITY INDEXED STRUCTURED	Principal
		$13,846		NOTES- 5.94%	Amount (000's)		Value(000	's)
TOTAL COMMON STOCKS		$1,055,345		Banks- 4.96%
	Principal			BNP Paribas SA; Dow Jones - UBS
BONDS- 8.95%	Amount (000's)	Value(000	's)	Commodity Index Linked Note
Federal & Federally Sponsored Credit - 2.46%				0.08%, 08/04/2014(e)		$9,500	11,045
Federal Farm Credit Banks				0.25%, 04/25/2014(e)		5,000	4,526
0.13%, 09/22/2015	$5,000	$4,998		CIBC; Dow Jones - UBS Commodity Index
0.14%, 02/06/2015(e)	5,000	5,001		Linked Note
0.16%, 08/25/2015(e)	5,000	5,001		0.04%, 06/23/2014(e)		4,100	4,217
0.17%, 08/08/2014	5,500	5,502		0.06%, 01/27/2015(e)		8,400	9,649
0.20%, 12/02/2015(e)	6,000	6,002		0.08%, 07/30/2014(e)		3,900	4,502
0.21%, 10/22/2015(e)	5,500	5,504		Deutsche Bank AG/London; Dow Jones - UBS
0.23%, 03/16/2015(e)	4,000	4,004		Commodity Index Linked Note
0.25%, 10/16/2014	3,500	3,502		0.00%, 07/28/2014(a),(e)		4,000	4,226
0.33%, 11/13/2015	5,000	5,001		0.02%, 03/02/2015(d),(e)		11,500	13,389
0.35%, 05/01/2015(e)	7,000	7,017		JP Morgan Chase Bank NA; Dow Jones - UBS
Federal Farm Credit Discount Notes				Commodity Index Linked Note
0.14%, 11/17/2014(f)	3,200	3,198		0.14%, 06/05/2014(d),(e)		3,300	3,506
		$54,730		0.14%, 12/11/2014(d),(e)		10,100	12,841
				0.15%, 03/27/2014(d),(e)		3,700	3,383
Finance - Mortgage Loan/Banker - 5.16%				Royal Bank of Canada; Dow Jones - UBS
Fannie Mae				Commodity Index Linked Note
0.12%, 02/27/2015(e)	5,000	5,001		0.03%, 03/23/2015(d),(e)		5,500	6,282
0.13%, 08/05/2015(e)	3,900	3,900		Societe Generale SA; Dow Jones - UBS
0.16%, 01/20/2015(e)	5,000	5,003		Commodity Index Linked Note
0.36%, 06/23/2014(e)	5,225	5,229		0.15%, 10/27/2014(d),(e)		2,500	2,789
0.75%, 12/19/2014	7,000	7,033		0.16%, 08/06/2014(e)		10,100	11,742

See accompanying notes.

42

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

COMMODITY INDEXED STRUCTURED	Principal			SENIOR FLOATING RATE INTERESTS	Principal
NOTES (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)
Banks (continued)				Coal- 0.08%
Societe Generale SA; Dow Jones - UBS				Peabody Energy Corp, Term Loan B
Commodity Index Linked Note (continued)				4.25%, 09/20/2020(e)	$1,746	$1,749
0.16%, 08/22/2014(d),(e)	$2,300	$2,592
UBS; Dow Jones - UBS Commodity Index				Commercial Services - 1.06%
Linked Note
0.00%, 03/24/2014(a),(e)	4,300	3,556		Brand Energy & Infrastructure Services Inc,
0.00%, 08/06/2014(a),(e)	1,700	2,021		Term Loan B
				4.75%, 11/20/2020(e)	997	1,000
0.03%, 09/15/2014(e)	5,700	6,832
0.06%, 05/19/2014(e)	3,400	3,413		Ceridian Corp, Term Loan B
				4.40%, 05/09/2017(e)	2,191	2,197
		$110,511		CHG Buyer Corp, Term Loan
Sovereign - 0.98%				9.00%, 11/13/2020(e)	468	474
Svensk Exportkredit AB; Dow Jones - UBS				Harland Clarke Holdings Corp, Term Loan
Commodity Index Linked Note				B3
0.25%, 02/02/2015(e)	18,900	21,933		7.00%, 04/26/2018(e)	3,581	3,617
				Harland Clarke Holdings Corp, Term Loan
TOTAL COMMODITY INDEXED STRUCTURED NOTES		$132,444		B4
SENIOR FLOATING RATE INTERESTS -	Principal			6.00%, 08/30/2019(e)	1,000	1,002
18.68%	Amount (000's)	Value(000	's)	Interactive Data Corp, Term Loan B
				3.75%, 02/11/2018(e)	480	481
Aerospace & Defense - 0.08%				iQor US Inc, Term Loan
Accudyne Industries Borrower SCA, Term				0.00%, 02/19/2021(e),(g)	3,000	2,940
Loan				Laureate Education Inc, Term Loan B
4.00%, 12/05/2019(e)	$438	$438		5.00%, 06/16/2018(e)	2,203	2,166
Hawker Beechcraft Inc, Term Loan B-EXIT				Pacific Industrial Services BidCo Pty Ltd,
5.75%, 02/15/2020(e)	214	214		Term Loan B
Sequa Corp, Term Loan B				5.00%, 09/24/2018(e)	2,494	2,525
5.25%, 05/29/2017(e)	1,221	1,202		Pharmaceutical Product Development Inc,
		$1,854		Term Loan
				4.00%, 12/05/2018(e)	2,963	2,975
Airlines - 0.37%
American Airlines Inc, Term Loan B				Sedgwick Claims Management Services Inc,
3.75%, 06/21/2019(e)	2,985	2,992		Term Loan
				8.00%, 12/10/2018(e)	250	254
Delta Air Lines Inc, Term Loan B
3.50%, 04/20/2017(e)	855	858		Sedgwick Claims Management Services Inc,
Delta Air Lines Inc, Term Loan B1				Term Loan B
3.50%, 10/18/2018(e)	2,475	2,480		4.25%, 06/08/2018(e)	1,913	1,907
US Airways Inc, Term Loan B1				Truven Health Analytics Inc, Term Loan B
3.50%, 05/23/2019(e)	2,000	2,000		4.50%, 05/25/2019(e)	2,057	2,061
		$8,330				$23,599

Automobile Manufacturers - 0.18%				Computers - 0.12%
Chrysler Group LLC, Term Loan B				SunGard Data Systems Inc, Term Loan D
3.25%, 12/05/2018(e)	4,000	3,979		4.50%, 01/20/2020(e)	1,584	1,586
				SunGard Data Systems Inc, Term Loan E
				4.00%, 03/07/2020(e)	993	997
Automobile Parts & Equipment - 0.34%						$2,583
Federal-Mogul Corp, Term Loan B-EXIT
2.10%, 12/29/2014(e)	3,390	3,363		Consumer Products - 0.40%
Federal-Mogul Corp, Term Loan C-EXIT				Dell International LLC, Term Loan B
2.10%, 12/27/2015(e)	1,995	1,979		4.50%, 03/24/2020(e)	6,983	6,961
Schaeffler AG, Term Loan C				Jarden Corp, Term Loan B1
4.25%, 01/20/2017(e)	2,205	2,219		2.91%, 09/30/2020(e)	1,746	1,747
		$7,561		Spectrum Brands Holdings Inc, Term Loan C
				3.50%, 09/04/2019(e)	107	107
Building Materials - 0.04%						$8,815
Quikrete Cos Inc/The, Term Loan B
4.00%, 09/18/2020(e)	998	1,000		Distribution & Wholesale - 0.17%
				HD Supply Inc, Term Loan B
				4.00%, 06/28/2018(e)	3,719	3,730
Chemicals - 0.34%
Axalta Coating Systems US Holdings Inc,
Term Loan				Diversified Financial Services - 0.60%
4.00%, 02/01/2020(e)	3,464	3,476		Clipper Acquisitions Corp, Term Loan B1
Ineos US Finance LLC, Term Loan B				3.00%, 02/06/2020(e)	1,980	1,975
3.75%, 04/27/2018(e)	1,535	1,530		Home Loan Servicing Solutions Ltd, Term
Univar Inc, Term Loan B				Loan B
5.00%, 06/30/2017(e)	1,764	1,752		4.50%, 06/19/2020(e)	995	998
WR Grace & Co, Term Loan B-EXIT				International Lease Finance Corp, Term Loan
3.00%, 01/22/2021(e)	737	736		0.00%, 02/26/2021(e),(g)	1,500	1,504
		$7,494		LPL Holdings Inc, Term Loan B
				3.25%, 03/29/2019(e)	1,769	1,766

See accompanying notes.

43

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Diversified Financial Services (continued)			Healthcare - Services (continued)
Ocwen Loan Servicing LLC, Term Loan			CHS/Community Health Systems Inc, Term
5.00%, 02/15/2018(e)	$1,985	$1,999	Loan D
Walter Investment Management Corp, Term			4.25%, 01/27/2021(e)	$4,587	$4,625
Loan			CHS/Community Health Systems Inc, Term
4.75%, 12/11/2020(e)	5,238	5,212	Loan E
		$13,454	3.49%, 01/25/2017(e)	33	33
			DaVita HealthCare Partners Inc, Term Loan
Electric - 0.16%			A3
Calpine Corp, Delay-Draw Term Loan DD			2.66%, 08/24/2017(e)	3,800	3,806
4.00%, 10/30/2020(e)	1,500	1,511
EFS Cogen Holdings I LLC, Term Loan B			DaVita HealthCare Partners Inc, Term Loan
3.75%, 12/17/2020 (e)	2,000	2,009	B2
			4.00%, 08/21/2019(e)	1,485	1,490
		$3,520	Drumm Investors LLC, Term Loan
Entertainment - 0.25%			5.00%, 05/04/2018(e)	3,893	3,845
AMC Entertainment Inc, Term Loan B			Genesis Healthcare DE LLC, Term Loan B
3.50%, 04/23/2020(e)	1,489	1,489	10.00%, 10/02/2017(e)	571	587
CCM Merger Inc, Term Loan			Heartland Dental Care LLC, Term Loan
5.00%, 03/01/2017(e)	1,572	1,579	5.50%, 12/21/2018(e)	2,482	2,500
Pinnacle Entertainment Inc, Term Loan B1			IASIS Healthcare LLC / IASIS Capital Corp,
3.75%, 08/05/2016(e)	187	188	Term Loan B2
Pinnacle Entertainment Inc, Term Loan B2			4.50%, 05/03/2018(e)	2,224	2,230
3.75%, 08/05/2020(e)	995	996	LHP Operations Co LLC, Term Loan
WMG Acquisition Corp, Term Loan B			9.00%, 06/29/2018(e)	322	313
3.75%, 07/07/2020(e)	1,324	1,322	LifePoint Hospitals Inc, Term Loan B
		$5,574	2.66%, 07/31/2017(e)	599	600
			Select Medical Corp, Term Loan B
Environmental Control - 0.03%			4.00%, 06/15/2018(e)	927	930
ADS Waste Holdings Inc, Term Loan B2			Sheridan Holdings Inc, Delay-Draw Term
3.75%, 10/09/2019(e)	743	742	Loan DD
			4.50%, 06/29/2018(e)	226	226
Food- 1.17%			Sheridan Holdings Inc, Term Loan
Albertsons LLC, Term Loan B			4.50%, 06/29/2018(e)	3,001	3,013
4.25%, 03/21/2016 (e)	1,806	1,817	8.25%, 12/13/2021(e)	2,040	2,086
Albertsons LLC, Term Loan B2			Skilled Healthcare Group Inc, Term Loan B
4.75%, 05/21/2019(e)	2,679	2,698	6.75%, 04/09/2016(e)	459	457
HJ Heinz Co, Term Loan B2			United Surgical Partners International Inc,
3.50%, 03/27/2020(e)	9,701	9,770	Term Loan B
			4.75%, 04/03/2019(e)	5,186	5,216
Pinnacle Foods Finance LLC, Term Loan G
3.25%, 04/29/2020(e)	993	988			$32,553
Pinnacle Foods Finance LLC, Term Loan H			Holding Companies - Diversified - 0.23%
3.25%, 04/29/2020(e)	499	497	Emerald Expositions Holding Inc, Term Loan
SUPERVALU Inc, Term Loan			B
4.50%, 03/21/2019(e)	2,460	2,468	5.50%, 06/12/2020(e)	3,210	3,223
US Foods Inc, Term Loan B			Opal Acquisition Inc, Term Loan B
4.50%, 05/31/2019(e)	6,513	6,546	5.00%, 11/20/2020(e)	2,000	2,006
Wilton Brands LLC, Term Loan B					$5,229
7.50%, 08/22/2018(e)	1,406	1,332
		$26,116	Insurance - 0.18%
			HUB International Ltd, Term Loan B
Forest Products & Paper - 0.12%			4.75%, 09/17/2020(e)	998	1,006
Xerium Technologies Inc, Term Loan B			USI Inc/NY, Term Loan B
5.75%, 05/02/2019(e)	2,567	2,580	4.25%, 12/27/2019(e)	2,970	2,981
					$3,987

Healthcare - Products - 0.38%			Internet - 0.33%
Carestream Health Inc, Term Loan			EIG Investors Corp, Term Loan B
9.50%, 12/15/2019(e)	750	765	5.00%, 11/09/2019(e)	4,574	4,602
Carestream Health Inc, Term Loan B			Internet Brands Inc, Term Loan B
5.00%, 06/05/2019(e)	3,900	3,944	6.25%, 03/13/2019(e)	1,192	1,195
Kinetic Concepts Inc, Term Loan E1			VFH Parent LLC, Term Loan B
4.00%, 05/04/2018(e)	2,873	2,881	5.75%, 11/05/2019(e)	1,246	1,258
Kinetic Concepts Inc, Term Loan E2			Zayo Group LLC, Term Loan B
3.50%, 11/04/2016(e)	980	983	4.00%, 06/15/2019(e)	303	304
		$8,573			$7,359

Healthcare - Services - 1.46%			Investment Companies - 0.09%
Ardent Medical Services Inc, Term Loan B			RPI Finance Trust, Term Loan B3
6.75%, 05/19/2018(e)	594	596	3.25%, 11/09/2018(e)	1,980	1,993

See accompanying notes.

44

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Leisure Products & Services - 0.29%			Media (continued)
Bombardier Recreational Products Inc, Term			Virgin Media Investment Holdings Ltd, Term
Loan B			Loan B
4.00%, 01/23/2019(e)	$4,280	$4,293	3.50%, 02/15/2020(e)	$1,500	$1,498
Equinox Holdings Inc, Term Loan B			WideOpenWest Finance LLC, Term Loan B
4.50%, 01/31/2020(e)	1,241	1,252	4.75%, 03/26/2019(e)	3,759	3,777
Sabre GLBL Inc, Term Loan B2			Ziggo NV, Delayed-Draw Term Loan B3
4.50%, 02/19/2019(e)	998	998	0.00%, 01/15/2022(e),(g)	1,960	1,951
		$6,543	Ziggo NV, Term Loan B1
			0.00%, 01/15/2022(e),(g)	1,849	1,841
Leisure Time - 0.06%			Ziggo NV, Term Loan B2
Sabre GLBL Inc, Term Loan C			0.00%, 01/15/2022(e),(g)	1,191	1,186
4.00%, 02/15/2018(e)	1,318	1,319
					$65,577

Lodging - 0.95%			Miscellaneous Manufacturing - 0.25%
			FGI Operating Co LLC, Term Loan B
Boyd Gaming Corp, Term Loan B			5.50%, 04/13/2019(e)	985	1,001
4.00%, 08/07/2020(e)	1,995	1,997
			Polymer Group Inc, Term Loan B
Caesars Entertainment Operating Co Inc, Term			5.25%, 12/13/2019(e)	2,250	2,258
Loan B6
5.49%, 01/28/2015(e)	2,553	2,439	Rexnord LLC, Term Loan B
			4.00%, 05/14/2020(e)	2,251	2,256
CityCenter Holdings LLC, Term Loan B
5.00%, 10/09/2020(e)	2,500	2,523			$5,515
Hilton Worldwide Finance LLC, Term Loan			Oil & Gas - 0.90%
B			Drillships Financing Holding Inc, Term Loan
3.75%, 09/23/2020(e)	10,305	10,336	B1
Intrawest Operations Group LLC, Term Loan			6.00%, 02/02/2021(e)	4,975	5,064
B			Fieldwood Energy LLC, Term Loan
5.50%, 11/26/2020(e)	1,000	1,009	8.38%, 09/20/2020(e)	2,387	2,469
MGM Resorts International, Term Loan B			Offshore Group Investment Ltd, Term Loan
3.50%, 12/13/2019(e)	2,972	2,966	B
		$21,270	5.75%, 03/22/2019(e)	1,489	1,507
			Pacific Drilling SA, Term Loan B
Machinery - Construction & Mining - 0.07%			4.50%, 05/18/2018(e)	1,493	1,501
TNT Crane & Rigging Inc, Term Loan
5.50%, 11/26/2020(e)	1,500	1,504	Rice Drilling B LLC, Term Loan
			8.50%, 10/11/2018(e)	1,489	1,515
			Samson Investment Co, Term Loan
Machinery - Diversified - 0.11%			5.00%, 09/25/2018(e)	625	630
Gardner Denver Inc, Term Loan			Seadrill Operating LP, Term Loan B
4.25%, 07/23/2020(e)	2,495	2,484	0.00%, 02/12/2021(e),(g)	4,000	4,011
			Tesoro Corp, Term Loan B
			2.41%, 01/30/2016(e)	2,385	2,391
Media- 2.94%			Western Refining Inc, Term Loan B
Clear Channel Communications Inc, Term			4.25%, 11/25/2020(e)	1,000	1,006
Loan B
3.81%, 01/29/2016(e)	1,925	1,889			$20,094
Clear Channel Communications Inc, Term			Oil & Gas Services - 0.06%
Loan D-EXT			FTS International Inc, Term Loan B
6.91%, 01/22/2019(e)	10,955	10,749	8.50%, 05/06/2016(e)	426	432
Clear Channel Communications Inc, Term			Saxon Enterprises LLC, Term Loan B
Loan E			5.50%, 08/17/2014(e)	988	993
7.66%, 07/30/2019(e)	2,736	2,728			$1,425
Cumulus Media Holdings Inc, Term Loan B
4.25%, 12/18/2020(e)	11,100	11,163	Packaging & Containers - 0.08%
MCC Georgia LLC, Term Loan G			Berry Plastics Group Inc, Term Loan E
4.00%, 08/15/2020(e)	988	988	3.75%, 12/18/2020(e)	1,833	1,828
McGraw-Hill Global Education Holdings
LLC, Term Loan			Pharmaceuticals - 1.13%
9.00%, 03/18/2019(e)	2,678	2,715	BioScrip Inc, Delay-Draw Term Loan B-DD
Media General Inc, Delay-Draw Term Loan B-			7.25%, 07/22/2020(e)	365	367
DD			BioScrip Inc, Term Loan B
4.25%, 07/30/2020(e)	1,500	1,512	7.25%, 06/05/2020(e)	609	612
MTL Publishing LLC, Term Loan B			Generic Drug Holdings Inc, Term Loan B
4.25%, 03/05/2018(e)	3,381	3,384	5.00%, 10/04/2019(e)	1,194	1,203
Springer Science & Business Media Inc, Term			Par Pharmaceutical Cos Inc, Term Loan B
Loan			4.00%, 09/30/2019(e)	1,646	1,647
5.00%, 07/24/2020(e)	1,489	1,496	Patheon Inc, Term Loan
TL Acquisitions Inc, Term Loan			0.00%, 01/22/2021(e),(g)	1,000	997
0.00%, 07/03/2014(a),(e)	784	739	PRA Holdings Inc, Term Loan
Tribune Co, Term Loan B			5.00%, 09/18/2020(e)	3,990	3,991
4.00%, 11/20/2020(e)	17,978	17,961	Quintiles Transnational Corp, Term Loan B3
			3.75%, 06/08/2018(e)	2,494	2,497

See accompanying notes.

45

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Pharmaceuticals (continued)			Semiconductors (continued)
Salix Pharmaceuticals Ltd, Term Loan B			Freescale Semiconductor Inc, Term Loan B5
4.25%, 12/17/2019(e)	$3,000	$3,026	5.00%, 01/15/2021(e)	$1,247	$1,261
Valeant Pharmaceuticals International Inc,			NXP BV, Term Loan D
Term Loan BE			3.25%, 01/10/2020(e)	2,950	2,947
3.75%, 06/26/2020(e)	6,429	6,463			$7,693
Valeant Pharmaceuticals International Inc,
Term Loan D2			Software - 0.88%
3.75%, 02/13/2019(e)	4,335	4,347	Activision Blizzard Inc, Term Loan B
			3.25%, 07/26/2020(e)	1,695	1,697
		$25,150	Blackboard Inc, Term Loan B3
Pipelines - 0.08%			4.75%, 10/04/2018(e)	1,454	1,465
Ruby Western Pipeline Holdings LLC, Term			BMC Software Finance Inc, Term Loan B
Loan B			5.00%, 08/07/2020(e)	1,000	1,002
3.50%, 03/22/2020(e)	1,835	1,832	Ellucian Inc, Term Loan B
			4.50%, 07/19/2018(e)	2,387	2,402
			Emdeon Inc, Term Loan B2
Private Equity - 0.01%			3.75%, 11/02/2018(e)	2,966	2,970
American Capital Ltd, Term Loan B
5.18%, 08/15/2017(e)	331	330	Epicor Software Corp, Term Loan B2
			4.00%, 05/16/2018(e)	967	972
			Genesys Telecommunications Laboratories
Publicly Traded Investment Fund - 0.16%			Inc, Term Loan
Nine Entertainment Group Pty Ltd, Term Loan			4.50%, 11/04/2020(e)	2,000	2,004
B			Infor US Inc, Term Loan B5
3.25%, 01/31/2020(e)	3,469	3,454	3.75%, 06/03/2020(e)	3,069	3,063
			Magic Newco LLC, Term Loan B
			5.00%, 12/02/2018(e)	1,990	2,010
Real Estate - 0.22%			RP Crown Parent LLC, Term Loan B
Capital Automotive LP, Term Loan			6.00%, 12/21/2018(e)	1,963	1,965
6.00%, 04/18/2020(e)	1,500	1,549
Capital Automotive LP, Term Loan B					$19,550
4.00%, 04/05/2019(e)	1,094	1,097	Telecommunications - 0.83%
Realogy Group LLC, Term Loan B			Cincinnati Bell Inc, Term Loan B
4.50%, 10/10/2016(e)	2,233	2,238	4.00%, 08/20/2020(e)	998	996
		$4,884	Cricket Communications Inc, Delay-Draw
			Term Loan C-DD
REITS- 0.16%			4.75%, 03/01/2020(e)	498	498
iStar Financial Inc, Term Loan
4.50%, 10/11/2017(e)	2,301	2,305	Cricket Communications Inc, Term Loan B
			4.75%, 10/03/2019(e)	470	470
Starwood Property Trust Inc, Term Loan B
3.50%, 04/17/2020(e)	1,247	1,243	FairPoint Communications Inc, Term Loan B
			7.50%, 02/14/2019(e)	3,972	4,075
		$3,548	Intelsat Jackson Holdings SA, Term Loan B2
Retail - 0.83%			3.75%, 06/30/2019(e)	2,135	2,149
BJ's Wholesale Club Inc, Term Loan			IPC Systems Inc, Term Loan B
8.50%, 03/21/2020(e)	250	256	5.41%, 06/01/2015(e)	1,000	915
BJ's Wholesale Club Inc, Term Loan B			IPC Systems Inc, Term Loan C
4.50%, 09/26/2019(e)	3,341	3,360	7.75%, 07/31/2017(e)	991	996
Hudson's Bay Co, Term Loan B			SBA Senior Finance II LLC, Term Loan
4.75%, 10/07/2020(e)	1,850	1,876	0.00%, 03/24/2021(e),(g)	750	748
Jo-Ann Stores Inc, Term Loan			SBA Senior Finance II LLC, Term Loan B
4.00%, 03/19/2018(e)	1,700	1,699	0.00%, 03/24/2021(e),(g)	750	748
Landry's Inc, Term Loan B			Syniverse Holdings Inc, Term Loan B
4.00%, 04/19/2018(e)	2,873	2,888	4.00%, 04/23/2019(e)	1,939	1,946
Michaels Stores Inc, Term Loan B			UPC Financing Partnership, Term Loan AF
3.75%, 01/24/2020(e)	1,059	1,061	4.00%, 01/31/2021(e)	2,925	2,932
Payless Inc, Term Loan B			Windstream Corp, Term Loan B4
7.25%, 09/19/2019(e)	1,358	1,358	3.50%, 01/10/2020(e)	1,980	1,976
Pilot Travel Centers LLC, Term Loan B					$18,449
4.25%, 08/06/2019(e)	988	994
PVH Corp, Term Loan B			Transportation - 0.14%
3.25%, 12/19/2019(e)	683	683	HGIM Corp, Term Loan B
			5.50%, 06/12/2020(e)	2,993	3,025
Rite Aid Corp, Term Loan 1
5.75%, 07/07/2020(e)	2,000	2,042
Rite Aid Corp, Term Loan 2			TOTAL SENIOR FLOATING RATE INTERESTS		$416,320
4.87%, 06/11/2021(e)	1,500	1,524	U.S. GOVERNMENT & GOVERNMENT	Principal
Serta Simmons Holdings LLC, Term Loan B			AGENCY OBLIGATIONS - 16.12%	Amount (000's)	Value (000's)
4.25%, 09/19/2019(e)	727	731	Federal Home Loan Bank - 0.27%
		$18,472	0.15%, 01/23/2015(f)	$6,000	$5,992
Semiconductors - 0.35%
Freescale Semiconductor Inc, Term Loan B4
5.00%, 02/13/2020(e)	3,474	3,485
See accompanying notes.			46

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) -
0.40%				Banks (continued)
0.12%, 04/24/2014(f)	$4,000	$4,000		Investment in Joint Trading Account; Credit	$15,822	$15,822
0.12%, 06/18/2014(f)	5,000	4,998		Suisse Repurchase Agreement; 0.04%
				dated 02/28/2014 maturing 03/03/2014
		$8,998		(collateralized by US Government
Federal National Mortgage Association (FNMA) - 0.54%				Securities; $16,138,754; 0.00%; dated
0.10%, 06/02/2014(f)	4,000	3,999		11/15/21 - 05/15/40)
0.12%, 05/01/2014(f)	5,000	5,000		Investment in Joint Trading Account; Deutsche	19,778	19,778
0.12%, 09/15/2014(f)	3,000	2,999		Bank Repurchase Agreement; 0.05% dated
		$11,998		02/28/2014 maturing 03/03/2014
				(collateralized by US Government
U.S. Treasury - 1.76%				Securities; $20,173,443; 0.00% - 7.13%;
0.13%, 04/30/2015	4,000	3,999		dated 03/06/14 - 05/04/37)
0.25%, 01/31/2015	3,000	3,003		Investment in Joint Trading Account; Merrill	10,229	10,229
0.25%, 07/15/2015	8,000	8,007		Lynch Repurchase Agreement; 0.04%
0.25%, 10/31/2015	4,000	4,000		dated 02/28/2014 maturing 03/03/2014
0.38%, 06/15/2015	3,000	3,008		(collateralized by US Government
0.38%, 06/30/2015	3,000	3,008		Securities; $10,433,156; 0.00% - 4.15%;
0.38%, 08/31/2015	6,000	6,015		dated 03/21/14 - 05/27/33)
1.25%, 09/30/2015	3,000	3,049				$58,487
2.13%, 12/31/2015	5,000	5,167		TOTAL REPURCHASE AGREEMENTS		$58,487
		$39,256		TOTAL PURCHASED OPTIONS - 0.01%		$140
U.S. Treasury Inflation-Indexed Obligations - 13.15%				TOTAL PURCHASED INTEREST RATE FLOOR - 0.00%		$4
0.13%, 04/15/2016	20,951	21,663		TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.13%, 04/15/2017	9,459	9,819		0.02%		$506
0.13%, 04/15/2018	35,800	37,075		Total Investments		$2,222,189
0.13%, 01/15/2022	13,294	13,178		Other Assets in Excess of Liabilities, Net - 0.32%		$7,073
0.13%, 07/15/2022	6,526	6,464		TOTAL NET ASSETS - 100.00%		$2,229,262
0.13%, 01/15/2023	16,268	15,900
0.38%, 07/15/2023	29,036	29,029
0.63%, 07/15/2021	822	858		(a) Non-Income Producing Security
0.63%, 01/15/2024	14,187	14,381		(b)	Fair value of these investments is determined in good faith by the
0.63%, 02/15/2043	9,462	7,869		Manager under procedures established and periodically reviewed by the
0.75%, 02/15/2042	8,878	7,685		Board of Directors. At the end of the period, the fair value of these
1.13%, 01/15/2021	12,161	13,093		securities totaled $650 or 0.03% of net assets.
1.25%, 07/15/2020	5,706	6,240		(c) Security is Illiquid
1.38%, 07/15/2018	2,145	2,359		(d)	Security exempt from registration under Rule 144A of the Securities Act of
1.38%, 01/15/2020	5,660	6,203		1933. These securities may be resold in transactions exempt from
1.38%, 02/15/2044	5,664	5,748		registration, normally to qualified institutional buyers. Unless otherwise
1.75%, 01/15/2028	9,127	10,196		indicated, these securities are not considered illiquid. At the end of the
1.88%, 07/15/2019	3,946	4,455		period, the value of these securities totaled $44,979 or 2.02% of net
2.00%, 01/15/2026	2,859	3,287		assets.
2.13%, 01/15/2019	1,498	1,697		(e)	Variable Rate. Rate shown is in effect at February 28, 2014.
2.13%, 02/15/2040	4,546	5,418		(f)	Rate shown is the discount rate of the original purchase.
2.13%, 02/15/2041	4,206	5,028		(g)	This Senior Floating Rate Note will settle after February 28, 2014, at
2.38%, 01/15/2025	15,206	18,100		which time the interest rate will be determined.
2.38%, 01/15/2027	4,819	5,770
2.50%, 07/15/2016	7,891	8,691
2.50%, 01/15/2029	8,646	10,586		Portfolio Summary (unaudited)
3.38%, 04/15/2032	713	994		Sector		Percent
3.63%, 04/15/2028	7,053	9,672		Government		24 .96%
3.88%, 04/15/2029	8,173	11,637		Energy		22 .29%
		$293,095		Financial		18 .30%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Consumer, Non-cyclical		8 .28%
OBLIGATIONS		$359,339		Utilities		5 .21%
	Maturity			Industrial		5 .02%
REPURCHASE AGREEMENTS - 2.62%	Amount (000's)	Value(000	's)	Communications		5.00%
Banks- 2.62%				Consumer, Cyclical		3 .94%
Investment in Joint Trading Account; Barclays $	12,658	$12,658		Basic Materials		3 .89%
Bank PLC Repurchase Agreement; 0.03%				Technology		1.35%
dated 02/28/2014 maturing 03/03/2014				Mortgage Securities		1.07%
(collateralized by US Government				Diversified		0 .34%
Securities; $12,911,005; 0.63% - 2.00%;				Purchased Interest Rate Swaptions		0 .02%
dated 11/15/16 - 11/30/20)				Purchased Options		0.01%
				Purchased Interest Rate Floor		0 .00%
				Other Assets in Excess of Liabilities, Net		0.32%
				TOTAL NET ASSETS		100.00%

See accompanying notes.

47

Schedule of Investments
Diversified Real Asset Fund
February 28, 2014 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale Contracts	Counterparty			Delivery Date	Contracts to Deliver			In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
Canadian Dollar	Barclays Bank PLC			04/22/2014		472,000			$430	$426	$4
Euro	Citigroup Inc			03/25/2014		18,062,000			24,773	24,929	(156)
Japanese Yen	UBS AG			03/25/2014		344,462,000			3,367	3,385	(18)
New Zealand Dollar	UBS AG			04/22/2014		1,353,000			1,121	1,130	(9)
Total											$(179)

Amounts in thousands except contracts

Futures Contracts

Type		Long/Short		Contracts		Notional Value		Fair Value			Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; September 2015			Short		39		$9,678	$		9,679	$(1)
90 Day Eurodollar; September 2017			Long		39		9,467			9,486	19
Euro Bund 10 Year Bund Future; June 2014			Long		2		393			393	—
Japan 10 Year Bond TSE; March 2014			Short		4		5,690			5,706	(16)
US 10 Year Note; June 2014			Long		40		4,981			4,981	—
US 2 Year Note; June 2014			Long		54		11,870			11,873	3
US 5 Year Note; June 2014			Long	101			12,091			12,106	15
US Long Bond; June 2014			Short		78		10,276			10,379	(103)
US Ultra Bond; June 2014			Short	113			15,955			16,226	(271)
Total											$(354)

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Barclays Bank PLC US CPI Urban		Receive	2.24%	02/26/2018		$8,885		$4		$—	$4
	Consumers
	NAS(CPURNSA)
Total								$4		$—	$4

Amounts in thousands

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	1.54%	08/01/2018		$1,100		$(8)	$		(8)
	3 Month LIBOR	Receive	4.25%	01/12/2046		2,400		(152)			(152)
	3 Month LIBOR	Receive	0.49%	01/16/2016		9,600		(12)			(12)
	3 Month LIBOR	Receive	1.68%	01/29/2019		165		(1)			(1)
	3 Month LIBOR	Receive	3.58%	03/03/2044		900		(2)			(2)
	3 Month LIBOR	Receive	3.58%	03/03/2044		900		(1)			(1)
	3 Month LIBOR	Receive	2.31%	02/15/2021		4,100		3			3
Total								$(173)	$		(173)

Amounts in thousands

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
Call - 3 Year Interest Barclays Bank PLC		3 Month	Pay	1.66%	01/08/2015		$15,000		$148	$197	$49
Rate Swap		LIBOR
Call - 30 Year Interest Barclays Bank PLC		3 Month	Pay	3.75%	01/11/2016		3,700		151	218	67
Rate Swap		LIBOR
Put - 3 Year Interest	Barclays Bank PLC	3 Month	Receive	1.66%	01/08/2015		15,000		149	91	(58)
Rate Swap		LIBOR
Total									$448	$506	$58

See accompanying notes.

48

Schedule of Investments Diversified Real Asset Fund February 28, 2014 (unaudited)

			Interest Rate Swaptions (continued)
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value			Unrealized Apreciation/(Depreciation)
Call - 10 Year Interest Barclays Bank PLC		3 Month	Receive	2.80%	02/24/2015	$10,300	$(126)	$(140		) $	(14)
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	2.80%	02/24/2015	10,300	(125)	(119)			6
Rate Swap		LIBOR
Put - 30 Year Interest Barclays Bank PLC		3 Month	Pay	4.80%	01/11/2016	3,700	(156)		(84)		72
Rate Swap		LIBOR
Total							$(407)	$(343		) $	64

Amounts in thousands

				Options
Purchased Options Outstanding	Exercise Price		Expiration Date		Contracts	Upfront Premiums Paid/(Received)	Fair Value		Unrealized Appreciation/(Depreciation)
Call - 10 Year US Futures		$124 .00	03/24/2014		43	$27		$38			$11
Call - Eurodollar Future; June 2014	EUR	143.00	05/26/2014		26	—		39			39
Put - 10 Year US Futures		$99.38	04/14/2014		132	17		5			(12)
Put - Eurodollar Future; June 2014	EUR	143.00	05/26/2014		26	—		58			58
Total						$44		$140			$96

Amounts in thousands except contracts

Purchased Inflation Floor

Description	Counterparty (Issuer)	Strike Index	Exercise Index		Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value			Unrealized Appreciation/(Depreciation)
Floor - Eurostat Eurozone	Barclays Bank PLC	0.15%	Max(0, 0	% -	11/19/2015	$3,280	$6		$4			$(2)
HICP ex Tobacco NSA			CPTFEMU)
Total							$6		$4			$(2)

Amounts in thousands

See accompanying notes.

49

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 58.20%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.36%				Automobile Manufacturers - 0.62%
Dentsu Inc	5,894	$222		China Motor Corp	31,000	$29
DKSH Holding AG (a)	37	3		Daihatsu Motor Co Ltd	3,300	53
Gendai Agency Inc	8,700	51		Dongfeng Motor Group Co Ltd	28,000	38
Interpublic Group of Cos Inc/The (b)	52,515	931		Fiat SpA (a)	20,900	218
Omnicom Group Inc (b)	39,512	2,990		Ford Motor Co (b)	32,340	498
Tri-Stage Inc	3,900	45		Fuji Heavy Industries Ltd	31,400	852
WPP PLC	23,133	507		Geely Automobile Holdings Ltd	185,000	70
		$4,749		General Motors Co (b)	38,889	1,407
Aerospace & Defense - 1.01%				Hino Motors Ltd	30,600	454
Alliant Techsystems Inc (b)	2,000	270		Hyundai Motor Co	381	88
B/E Aerospace Inc (a)	400	34		Isuzu Motors Ltd	72,443	443
Boeing Co/The (b)	1,900	245		Kia Motors Corp	2,356	122
Cubic Corp (b)	5,795	301		Nissan Motor Co Ltd	43,042	384
				Oshkosh Corp (b)	11,434	661
Curtiss-Wright Corp (b)	8,592	586
Esterline Technologies Corp (a),(b)	2,495	269		PACCAR Inc	16,233	1,069
Exelis Inc (b)	16,422	336		Scania AB	17,756	545
General Dynamics Corp (b)	6,920	758		Suzuki Motor Corp	9,700	261
				Tata Motors Ltd ADR(b)	5,900	206
IHI Corp	113,029	519		Tesla Motors Inc (a),(b)	1,200	294
Jamco Corp	9,100	158		Toyota Motor Corp	500	29
L-3 Communications Holdings Inc (b)	15,658	1,807
Lockheed Martin Corp	5,282	857		Toyota Motor Corp ADR	2,628	303
Moog Inc (a)	4,060	251		UMW Holdings Bhd	9,600	35
Northrop Grumman Corp (b)	14,637	1,772				$8,059
Raytheon Co (b)	5,700	558		Automobile Parts & Equipment - 0.97%
Rockwell Collins Inc (b)	16,408	1,354		Aisin Seiki Co Ltd	2,500	87
Rolls-Royce Holdings PLC (a)	23,977	401		Allison Transmission Holdings Inc	39,780	1,185
Safran SA	7,017	493		Autoliv Inc (b)	2,000	193
TransDigm Group Inc	2,880	513		Bridgestone Corp	9,118	329
United Technologies Corp (b)	14,567	1,704		Calsonic Kansei Corp	33,000	166
		$13,186		Cheng Shin Rubber Industry Co Ltd	4,600	12
				Continental AG	1,477	359
Agriculture - 0.19%				Cooper Tire & Rubber Co (b)	25,987	648
Altria Group Inc (b)	5,301	193
Archer-Daniels-Midland Co (b)	14,600	593		Dana Holding Corp	24,674	535
British American Tobacco PLC ADR	1,327	144		Delphi Automotive PLC	800	53
Bunge Ltd (b)	2,200	175		Denso Corp	9,781	525
				Exedy Corp	15,977	467
China Agri-Industries Holdings Ltd	6,000	3		Georg Fischer AG (a)	238	191
Japan Tobacco Inc	23,891	761		Goodyear Tire & Rubber Co/The (b)	43,481	1,168
Kernel Holding SA (a)	747	8
				Hyundai Mobis	291	85
Philip Morris International Inc	6,570	531		Hyundai Wia Corp	597	95
Swedish Match AB	1,117	35		Johnson Controls Inc (b)	17,930	886
		$2,443		JTEKT Corp	23,500	394
Airlines - 0.69%				Keihin Corp	35,800	539
Alaska Air Group Inc (b)	6,720	582		Koito Manufacturing Co Ltd	1,000	19
American Airlines Group Inc (a)	113,820	4,203		Lear Corp	700	57
ANA Holdings Inc	20,000	45		Musashi Seimitsu Industry Co Ltd	2,400	48
Copa Holdings SA	300	41		NHK Spring Co Ltd	18,400	192
Delta Air Lines Inc (b)	76,250	2,533		NOK Corp	18,200	299
Deutsche Lufthansa AG	14,053	363		Stanley Electric Co Ltd	9,400	216
Japan Airlines Co Ltd	1,800	90		Sumitomo Electric Industries Ltd	5,800	89
Southwest Airlines Co (b)	24,761	555		Tachi-S Co Ltd	47,653	696
Turk Hava Yollari Anonium Ortakligi	33,745	100		Tenneco Inc (a)	7,537	454
United Continental Holdings Inc (a)	10,512	473		Tokai Rika Co Ltd	9,200	164
		$8,985		Toyoda Gosei Co Ltd	11,200	237
				Toyota Boshoku Corp	17,800	190
Apparel - 0.15%				Toyota Industries Corp	15,112	700
Adidas AG	994	116		TRW Automotive Holdings Corp (a),(b)	5,750	473
Asics Corp	2,762	54		Visteon Corp (a),(b)	900	75
Carter's Inc (b)	4,150	313		WABCO Holdings Inc (a),(b),(c)	5,300	543
Crocs Inc (a),(b)	7,800	119		Westport Innovations Inc (a),(c)	10,215	165
Hanesbrands Inc (b)	1,900	139		Yokohama Rubber Co Ltd/The	15,000	147
Jones Group Inc/PA (b)	50,113	749				$12,681
Michael Kors Holdings Ltd (a)	2,560	251
Nike Inc	400	31		Banks - 2.56%
Ralph Lauren Corp	400	64		Agricultural Bank of China Ltd	115,000	49
Skechers U.S.A. Inc (a),(b)	2,590	87		Associated Banc-Corp	2,900	48
VF Corp	500	29		Banca Monte dei Paschi di Siena SpA (a)	420,902	107
		$1,952		Banca Popolare dell'Emilia Romagna SC (a)	30,314	352
				Banco Bilbao Vizcaya Argentaria SA	6,079	75
				Banco Bradesco SA ADR(b)	6,040	71

See accompanying notes.

50

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Banks (continued)
Banco do Brasil SA	13,300	$117		Skandinaviska Enskilda Banken AB	25,348	$356
Banco Popolare SC (a)	6,278	14		Standard Bank Group Ltd	317	4
Banco Santander SA	13,525	122		State Bank of India Ltd	283	14
BancorpSouth Inc	2,500	60		State Street Corp	400	26
Bangkok Bank PCL	7,100	38		Sterling Financial Corp/WA (b)	10,761	341
Bank Handlowy w Warszawie SA	513	20		Sumitomo Mitsui Financial Group Inc	32,045	1,438
Bank Negara Indonesia Persero Tbk PT	164,000	65		SunTrust Banks Inc (b)	21,997	829
Bank of America Corp (b)	54,150	895		Suruga Bank Ltd	5,000	88
Bank of China Ltd	454,000	191		Swedbank AB	13,451	379
Bank of Communications Co Ltd	33,000	21		Taiwan Business Bank (a)	707	—
Bank of New York Mellon Corp/The (b)	36,919	1,181		Taylor Capital Group Inc (a)	163	4
Bank Pekao SA	554	35		Tochigi Bank Ltd/The	31,000	114
Bank Rakyat Indonesia Persero Tbk PT	88,100	71		Tokyo Tomin Bank Ltd/The	8,400	84
Bank Zachodni WBK SA	101	14		Turkiye Halk Bankasi AS	3,227	16
Bankia SA (a)	17,508	37		Turkiye Is Bankasi	20,676	38
Bankinter SA	11,864	96		UniCredit SpA	7,889	63
BB&T Corp (b)	32,411	1,225		Unione di Banche Italiane SCpA	23,070	200
BOK Financial Corp	8,110	525		US Bancorp/MN	2,000	82
CaixaBank SA	651	4		VTB Bank OJSC	8,008	18
Capital One Financial Corp (b)	1,800	132		Wells Fargo & Co (b)	62,862	2,919
CapitalSource Inc (b)	59,127	869		Yamanashi Chuo Bank Ltd/The	28,000	116
Chiba Bank Ltd/The	36,000	219				$33,422
China CITIC Bank Corp Ltd	48,000	26
China Construction Bank Corp	363,000	250		Beverages - 1.29%
China Merchants Bank Co Ltd	13,500	24		Anheuser-Busch InBev NV	5,565	582
Chongqing Rural Commercial Bank	28,000	12		Anheuser-Busch InBev NV ADR	8,322	871
Citigroup Inc (b)	17,890	870		Arca Continental SAB de CV	19,162	100
Commerce Bancshares Inc/MO (b)	43	2		Asahi Group Holdings Ltd	9,110	256
Compartamos SAB de CV	15,900	27		Beam Inc	112,029	9,294
				Coca-Cola Co/The (b)	15,365	587
Credicorp Ltd	200	26		Coca-Cola Enterprises Inc (b)	35,354	1,665
Cullen/Frost Bankers Inc	2,120	158
Danske Bank A/S (a)	213,328	5,641		Coca-Cola West Co Ltd	1,400	26
DNB ASA	19,058	345		Diageo PLC	27,413	861
East West Bancorp Inc (b)	3,000	107		Dr Pepper Snapple Group Inc (b)	10,912	568
Eighteenth Bank Ltd/The	47,000	99		Fomento Economico Mexicano SAB de CV	400	34
Fifth Third Bancorp (b)	8,200	178		ADR
First Republic Bank/CA	8,835	459		LT Group Inc	257,810	103
				Molson Coors Brewing Co (b)	19,481	1,107
FirstRand Ltd	16,638	53		PepsiCo Inc (b)	935	75
Fukuoka Financial Group Inc	41,000	166
Fulton Financial Corp (b)	5,500	68		Treasury Wine Estates Ltd	229,978	798
Goldman Sachs Group Inc/The (b)	2,800	466				$16,927
Grupo Financiero Banorte SAB de CV	8,600	56		Biotechnology - 1.26%
Higashi-Nippon Bank Ltd/The	31,000	78		Alexion Pharmaceuticals Inc (a)	1,290	228
HSBC Holdings PLC ADR	3,200	169		Alnylam Pharmaceuticals Inc (a),(c)	5,755	468
Huntington Bancshares Inc/OH (b)	7,600	72		Amgen Inc (b)	10,954	1,358
Industrial & Commercial Bank of China Ltd	351,000	211		Arena Pharmaceuticals Inc (a)	61,228	399
Intesa Sanpaolo SpA	31,903	99		ARIAD Pharmaceuticals Inc (a),(b)	16,000	139
Itau Unibanco Holding SA ADR(b)	9,470	126		Biogen Idec Inc (a),(b),(c)	5,751	1,960
Joyo Bank Ltd/The	4,000	19		Celgene Corp (a),(b)	12,091	1,943
JP Morgan Chase & Co (b),(c)	36,289	2,061		Charles River Laboratories International Inc	3,595	214
Jyske Bank A/S (a)	573	34		(a),(b)
KBC Groep NV	439	28		Foundation Medicine Inc (a)	7,060	252
KeyCorp (b)	32,900	433		Gilead Sciences Inc (a),(b)	43,237	3,580
Krung Thai Bank PCL	66,950	37		Illumina Inc (a),(b)	1,450	248
M&T Bank Corp (b)	12,815	1,495		Incyte Corp Ltd (a)	1,960	126
Malayan Banking Bhd	25,300	76		Innate Pharma SA (a)	12,240	177
Mitsubishi UFJ Financial Group Inc	270,718	1,569		Isis Pharmaceuticals Inc (a)	3,870	197
Morgan Stanley (b)	18,100	557		Medivation Inc (a)	4,638	333
Nordea Bank AB	14,644	209		Myriad Genetics Inc (a)	6,500	235
North Pacific Bank Ltd	7	—		NPS Pharmaceuticals Inc (a)	9,860	345
Northern Trust Corp (b)	4,057	251		Puma Biotechnology Inc (a)	1,245	145
Oita Bank Ltd/The	33,000	117		Regeneron Pharmaceuticals Inc (a),(b)	3,445	1,146
PNC Financial Services Group Inc/The (b)	24,482	2,002		Seattle Genetics Inc (a),(b)	8,865	466
Pohjola Bank PLC	90	2		United Therapeutics Corp (a)	11,300	1,146
Popular Inc (a),(b)	3,080	88		Vertex Pharmaceuticals Inc (a),(b)	16,515	1,335
Public Bank Bhd	10,800	63				$16,440
Regions Financial Corp (b)	23,700	252
Resona Holdings Inc	58,200	304		Building Materials - 0.86%
Shinsei Bank Ltd	113,000	236		Ainsworth Lumber Co Ltd (a)	219,629	833
Shizuoka Bank Ltd/The	2,000	19		Armstrong World Industries Inc (a),(b),(c)	50,997	2,799
				Buzzi Unicem SpA	5,629	117

See accompanying notes.

51

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Building Materials (continued)				Chemicals (continued)
Cemex SAB de CV ADR(a)	3,200	$42		PTT Global Chemical PCL	51,700	$119
Daikin Industries Ltd	1,400	81		Rockwood Holdings Inc (b)	5,450	429
Fujitec Co Ltd	9,000	108		RPM International Inc	2,500	105
HeidelbergCement AG	4,910	404		Sasol Ltd ADR(b)	1,800	92
Indocement Tunggal Prakarsa Tbk PT	7,500	15		Sherwin-Williams Co/The (b)	2,935	588
Lennox International Inc (b)	17,230	1,583		Shin-Etsu Chemical Co Ltd	400	23
Louisiana-Pacific Corp (a)	12,515	235		Sinopec Shanghai Petrochemical Co Ltd	413,000	124
Masco Corp (b)	23,986	560		Solvay SA	1,270	196
Nichias Corp	5,190	35		Sumitomo Bakelite Co Ltd	64,720	245
Norbord Inc	57,248	1,593		Synthos SA	5,420	10
Owens Corning Inc	42,215	1,932		Taiyo Nippon Sanso Corp	4,527	34
Sanwa Holdings Corp	31,994	225		Tokyo Ohka Kogyo Co Ltd	20,778	436
Sika AG	25	92		Tronox Ltd	11,338	269
Sumitomo Osaka Cement Co Ltd	28,000	108		Ube Industries Ltd/Japan	56,000	107
Texas Industries Inc (a)	1,743	148		Valspar Corp/The (b)	2,500	187
TOTO Ltd	11,000	156		Wacker Chemie AG	3,121	420
Vulcan Materials Co (b)	1,931	131		Westlake Chemical Corp (b)	700	93
		$11,197		WR Grace & Co (a),(b)	4,200	426
				Yara International ASA	2,113	86
Chemicals - 2.32%				Zoltek Cos Inc (a),(b)	30,001	432
Aica Kogyo Co Ltd	1,720	35				$30,268
Air Products & Chemicals Inc	68,800	8,347
Air Water Inc	2,327	35		Coal - 0.05%
Akzo Nobel NV	54,095	4,472		Alpha Natural Resources Inc (a),(b)	47,664	256
Albemarle Corp (b)	2,995	198		Peabody Energy Corp (b)	21,853	384
Asahi Kasei Corp	29,000	207		Shougang Fushan Resources Group Ltd	226,000	60
Ashland Inc (b)	4,597	434				$700
Braskem SA ADR(a)	300	4
Brenntag AG	1,352	251		Commercial Services - 1.39%
Cabot Corp	600	32		Aaron's Inc	7,333	225
Celanese Corp (b)	1,700	91		Adecco SA (a)	150	13
CF Industries Holdings Inc (b)	7,220	1,811		ADT Corp/The (c)	20,520	630
China BlueChemical Ltd	44,000	26		Aeon Delight Co Ltd	6,600	133
				Automatic Data Processing Inc (b)	8,099	630
China Petrochemical Development Corp	300	—		Career Education Corp (a),(b)	113,000	835
Cytec Industries Inc (b)	3,500	331
Daicel Corp	12,000	104		Cielo SA	96	3
DIC Corp	58,828	162		Cintas Corp	300	18
Dow Chemical Co/The (b)	33,150	1,615		Convergys Corp (b)	12,800	262
				CoreLogic Inc/United States (a)	900	29
Eastman Chemical Co	1,000	87		CoStar Group Inc (a)	4,276	860
Ecolab Inc	2,380	256
Fujimi Inc	17,500	197		Dai Nippon Printing Co Ltd	22,000	222
Givaudan SA (a)	114	179		Deluxe Corp	100	5
				Equifax Inc (b)	6,543	458
Hitachi Chemical Co Ltd	19,600	274		FleetCor Technologies Inc (a)	1,200	156
Huntsman Corp (b)	3,900	95
				Gartner Inc (a),(b)	1,800	125
International Flavors & Fragrances Inc	200	19		Global Payments Inc (b)	1,023	72
JSR Corp	14,000	240
Kaneka Corp	5,000	33		GMO Payment Gateway Inc	2,800	142
KCC Corp	99	48		H&R Block Inc	3,297	104
				Hertz Global Holdings Inc (a)	261,669	7,329
Koninklijke DSM NV	540	34		Iron Mountain Inc (b)	10,527	286
Lintec Corp	9,600	187
Lonza Group AG (a)	484	51		KAR Auction Services Inc	400	13
LyondellBasell Industries NV (b)	14,745	1,299		Kroton Educacional SA	1,900	35
				Manpowergroup Inc (b)	6,700	524
Methanex Corp	5,145	362		McGraw Hill Financial Inc (b)	10,059	802
Mitsubishi Chemical Holdings Corp	8,000	36		Moody's Corp	4,205	332
Mitsubishi Gas Chemical Co Inc	18,000	115		Robert Half International Inc (b)	2,900	119
Mitsui Chemicals Inc	155,140	402		RR Donnelley & Sons Co (b)	10,418	199
Monsanto Co (b)	1,500	165
Mosaic Co/The (b)	13,520	661		Secom Co Ltd	3,500	198
				SEI Investments Co (b),(c)	30,735	1,031
Nihon Nohyaku Co Ltd	13,000	177		Service Corp International/US (b)	10,500	196
Nippon Kayaku Co Ltd	4,000	52
Nippon Shokubai Co Ltd	11,000	134		Temp Holdings Co Ltd	2,928	87
Nissan Chemical Industries Ltd	3,500	52		Toppan Printing Co Ltd	20,000	149
				Total System Services Inc (b)	13,000	396
Nitto Denko Corp	9,350	439		Towers Watson & Co (b)	4,100	447
OCI Co Ltd (a)	601	117
				United Rentals Inc (a),(b)	1,410	125
Olin Corp	1,200	31		Verisk Analytics Inc (a),(b)	800	51
Petronas Chemicals Group Bhd	800	2		Western Union Co/The (b)	50,550	846
Platform Specialty Products Corp (a)	19,716	404
Platform Specialty Products Corp - Warrants	8,452	21		Zhejiang Expressway Co Ltd	26,000	23
(a),(d)						$18,110

PPG Industries Inc (b)	2,030	402		Computers - 2.22%
Praxair Inc	8,597	1,121		3D Systems Corp (a)	4,310	327

See accompanying notes.

52

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Distribution & Wholesale (continued)
Accenture PLC - Class A (b)	13,005	$1,084		HD Supply Holdings Inc (a)	64,416	$1,499
Apple Inc (b)	4,445	2,339		Hitachi High-Technologies Corp	5,600	136
Brocade Communications Systems Inc (a),(b)	104,800	1,003		Ingram Micro Inc (a),(b)	21,700	639
Cadence Design Systems Inc (a),(c)	86,145	1,321		ITOCHU Corp	1,600	20
Chicony Electronics Co Ltd	14,140	37		LKQ Corp (a),(b)	600	17
Compal Electronics Inc	39,000	26		Marubeni Corp	3,000	21
Computer Sciences Corp (b)	30,338	1,917		Mitsubishi Corp ADR	6,278	239
Diebold Inc (b)	1,657	62		Mitsui & Co Ltd ADR	890	275
DST Systems Inc (b)	2,700	254		Sojitz Corp	15,000	27
DTS Corp	5,600	109		Sumitomo Corp	5,100	67
EMC Corp/MA	11,140	294		Tomoe Engineering Co Ltd	7,700	124
Ferrotec Corp	22,300	135		Toyota Tsusho Corp	2,300	57
Fortinet Inc (a),(b)	100	2		WESCO International Inc (a)	12,279	1,059
Foxconn Technology Co Ltd	368	1		Yondoshi Holdings Inc	3,800	59
Fujitsu Ltd	187,000	1,170				$4,803
Hewlett-Packard Co (b)	78,690	2,351
IHS Inc (a)	14,516	1,740		Diversified Financial Services - 1.11%
Infosys Ltd ADR(b)	2,600	160		Affiliated Managers Group Inc (a),(b)	3,115	586
Innolux Corp (a)	52,000	19		American Express Co (b)	11,713	1,069
International Business Machines Corp (b)	10,787	1,997		Ameriprise Financial Inc (b)	1,100	120
				BlackRock Inc (b)	7,963	2,428
Inventec Corp	200,000	212
Itochu Techno-Solutions Corp	15,420	716		CBOE Holdings Inc	300	16
Jack Henry & Associates Inc (b)	1,100	64		CTBC Financial Holding Co Ltd	48,000	31
Japan Digital Laboratory Co Ltd	12,600	181		Daiwa Securities Group Inc	5,652	51
				Discover Financial Services (b)	14,100	809
Lite-On Technology Corp	15,150	22		E*Trade Financial Corp (a)	45,770	1,029
Logitech International SA	15,370	245		Ellie Mae Inc (a)	5,365	166
Melco Holdings Inc	14,300	218		Fannie Mae (a)	73,570	353
Mobile Create Co Ltd (a)	1,000	33
NCR Corp (a),(b)	80,082	2,727		Franklin Resources Inc (b)	5,140	274
				Freddie Mac (a)	74,517	344
NET One Systems Co Ltd	64,800	426
NetApp Inc	716	29		Fubon Financial Holding Co Ltd	70,248	99
Nomura Research Institute Ltd	1,000	33		Hana Financial Group Inc	7	—
Obic Co Ltd	13,352	421		Henderson Group PLC	85,270	363
Otsuka Corp	2,587	333		Hitachi Capital Corp	1,956	47
Riverbed Technology Inc (a),(b)	58,672	1,307		IBJ Leasing Co Ltd	16,500	413
SanDisk Corp	7,434	552		Ichiyoshi Securities Co Ltd	7,676	111
				Invesco Ltd (b)	3,500	120
SCSK Corp	19,604	591
Seagate Technology PLC (b)	5,300	277		Investec Ltd	5,004	37
Stratasys Ltd (a)	3,000	381		Jaccs Co Ltd	16,000	66
Synopsys Inc (a),(b)	13,503	546		Japan Exchange Group Inc	2,145	51
Teradata Corp (a),(b)	39,790	1,827		Kyokuto Securities Co Ltd	4,300	76
Western Digital Corp (b)	14,000	1,218		Legg Mason Inc (b)	26,584	1,222
Wipro Ltd ADR(b)	15,425	213		LPL Financial Holdings Inc (c)	12,396	665
Zuken Inc	6,900	54		Mirae Asset Securities Co Ltd	280	10
		$28,974		Mitsubishi UFJ Lease & Finance Co Ltd	60,400	310
				NASDAQ OMX Group Inc/The (b)	40,246	1,545
Consumer Products - 0.21%				Nationstar Mortgage Holdings Inc (a)	2,000	58
Avery Dennison Corp (b)	1,500	75		Outerwall Inc (a)	5,180	366
Central Garden and Pet Co - A Shares (a),(b)	27,690	204		Pocket Card Co Ltd	11,300	68
Jarden Corp (a),(b)	23,440	1,440		Raymond James Financial Inc (b)	11,253	594
Kimberly-Clark Corp (b)	1,400	155		RMB Holdings Ltd	7,545	33
Kimberly-Clark de Mexico SAB de CV	37,100	90		Samsung Card Co Ltd	760	24
Samsonite International SA	178,810	494		Shinhan Financial Group Co Ltd	1,670	70
Tupperware Brands Corp (b)	3,000	236		SLM Corp (b)	13,200	316
Unilever Indonesia Tbk PT	12,500	31		T Rowe Price Group Inc (c)	3,145	255
		$2,725		Taishin Financial Holding Co Ltd	76,000	36
				Taishin Financial Holding Co Ltd - Rights	3,682	—
Cosmetics & Personal Care - 0.24%				(a),(d),(e)
Artnature Inc	4,800	126		Waddell & Reed Financial Inc	700	49
Avon Products Inc (b)	114,941	1,778		Woori Finance Holdings Co Ltd (a)	3,930	44
Colgate-Palmolive Co (b)	1,000	63
				Zenkoku Hosho Co Ltd	9,880	225
Estee Lauder Cos Inc/The	200	14				$14,549
Kao Corp	4,800	165
Kose Corp	1,200	39		Electric - 0.77%
Pola Orbis Holdings Inc	4,713	188		AES Corp/VA (b)	155,721	2,126
Procter & Gamble Co/The (b)	9,185	723		Alliant Energy Corp	200	11
		$3,096		Ameren Corp (b)	28,360	1,146
				American Electric Power Co Inc (b)	4,000	201
Distribution & Wholesale - 0.37%				China Resources Power Holdings Co Ltd	36,000	87
Arrow Electronics Inc (a),(b)	4,400	249
Doshisha Co Ltd	8,800	130		Chubu Electric Power Co Inc	14,300	177
Genuine Parts Co (b)	2,100	185		Cia Energetica de Minas Gerais ADR	13,020	75

See accompanying notes.

53

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Electric (continued)				Electronics (continued)
Cleco Corp	400	$20		Kaga Electronics Co Ltd	2,190	$28
Consolidated Edison Inc (b)	1,800	101		Keyence Corp	465	200
DTE Energy Co (b)	5,000	359		Kinsus Interconnect Technology Corp	5,000	17
E.ON SE	24,241	462		Koninklijke Philips NV	17,807	622
Edison International (b)	6,200	325		Kyocera Corp	7,054	320
Endesa SA	6,766	222		LG Display Co Ltd ADR(b)	9,000	102
Enel SpA	128,603	659		Mitsumi Electric Co Ltd	16,500	130
EnerNOC Inc (a)	9,970	216		Murata Manufacturing Co Ltd	2,112	202
Enersis SA ADR	2,400	34		NEC Corp	8,283	28
Entergy Corp (b)	1,300	83		Nippon Ceramic Co Ltd	5,900	103
FirstEnergy Corp (b)	18,130	558		Omron Corp	11,851	500
Fortum OYJ	2,551	60		PerkinElmer Inc (b)	1,800	82
Huaneng Power International Inc	44,000	39		Rexel SA	27,317	689
Iberdrola SA	43,847	290		Sodick Co Ltd	15,200	63
IDACORP Inc	200	11		Star Micronics Co Ltd	10,100	117
Kansai Electric Power Co Inc/The	15,100	169		TE Connectivity Ltd (b)	17,500	1,025
NRG Energy Inc	13,418	390		Tech Data Corp (a),(b)	6,100	351
OGE Energy Corp (b)	5,600	202		Thermo Fisher Scientific Inc (b)	2,900	361
Okinawa Electric Power Co Inc/The	11	—		Tokyo Seimitsu Co Ltd	10,000	206
Pepco Holdings Inc (b)	1,800	37		Toshiba Corp	54,000	234
PG&E Corp	1,300	57		TTM Technologies Inc (a),(b)	26,404	222
PGE SA	8,286	51		Tyco International Ltd (b)	130,088	5,488
Pinnacle West Capital Corp (b)	2,100	117		Vishay Intertechnology Inc	4,700	67
PNM Resources Inc	800	21		Yaskawa Electric Corp	14,741	220
Tauron Polska Energia SA	30,895	49		Yokogawa Electric Corp	6,200	97
Tenaga Nasional BHD	51,600	189				$16,924
Tohoku Electric Power Co Inc	2,600	31
Tokyo Electric Power Co Inc (a)	46,500	217		Energy - Alternate Sources - 0.04%
UNS Energy Corp (b)	18,100	1,095		Enel Green Power SpA	28,851	81
Wisconsin Energy Corp (b)	2,200	97		GCL-Poly Energy Holdings Ltd (a)	866,410	327
				Vestas Wind Systems A/S (a)	3,703	133
Xcel Energy Inc	600	18
		$10,002				$541
Electrical Components & Equipment - 0.21%				Engineering & Construction - 0.89%
				ABB Ltd (a)	168,459	4,299
Brother Industries Ltd	800	11
Casio Computer Co Ltd	18,000	204		ACS Actividades de Construccion y Servicios	3,448	124
Delta Electronics Inc	7,000	39		SA
Emerson Electric Co (b)	9,687	632		AECOM Technology Corp (a),(b)	30,740	982
Energizer Holdings Inc (b)	500	49		Airports of Thailand PCL	21,400	123
Fujikura Ltd	56,000	269		Bilfinger SE	2,488	312
Funai Electric Co Ltd	20,400	225		China Railway Construction Corp Ltd	30,000	25
General Cable Corp (b)	10,718	330		China Railway Group Ltd	29,000	13
Hubbell Inc (b)	1,000	119		Chiyoda Corp	15,000	228
Leoni AG	4,441	336		COMSYS Holdings Corp	18,180	303
Prysmian SpA	9,071	234		Daelim Industrial Co Ltd	949	79
				EMCOR Group Inc (b)	4,400	206
Ushio Inc	22,100	279
		$2,727		Enka Insaat ve Sanayi AS	16,504	50
				Ferrovial SA	12,571	265
Electronics - 1.29%				Foster Wheeler AG (a),(b)	36,731	1,180
Agilent Technologies Inc (b)	20,583	1,171		Hochtief AG	1,305	121
Allegion PLC (b)	766	42		Jacobs Engineering Group Inc (a)	14,544	882
Alps Electric Co Ltd	4,000	52		JGC Corp	15,000	556
Analogic Corp (b)	2,440	230		Kajima Corp	43,000	152
Anritsu Corp	15,000	172		Kandenko Co Ltd	118	1
Avnet Inc (b)	8,800	383		KBR Inc (b)	17,090	472
Azbil Corp	4,100	100		Koninklijke Boskalis Westminster NV	602	30
Brady Corp (b)	900	24		Kyowa Exeo Corp	5,372	77
Cheng Uei Precision Industry Co Ltd	11,000	24		McDermott International Inc (a)	30,360	253
Dai-ichi Seiko Co Ltd	11,900	144		Multiplan Empreendimentos Imobiliarios SA	200	4
Dainippon Screen Manufacturing Co Ltd	72,000	378		NCC AB	6,728	234
Flextronics International Ltd (a),(b)	63,800	571		Shimizu Corp	19,000	103
Futaba Corp/Chiba	29,900	477		Skanska AB	3,846	83
Hamamatsu Photonics KK	1,823	74		Taisei Corp	51,000	228
Hirose Electric Co Ltd	700	100		TAV Havalimanlari Holding AS	20,409	144
Hon Hai Precision Industry Co Ltd	48,200	134		URS Corp	1,000	46
Honeywell International Inc (b)	1,900	180		Yumeshin Holdings Co Ltd	12,600	112
Hosiden Corp	33,100	159				$11,687
Hoya Corp	10,197	303
Inaba Denki Sangyo Co Ltd	5,600	177		Entertainment - 0.11%
Itron Inc (a),(b)	2,000	70		Avex Group Holdings Inc	3,600	66
Jabil Circuit Inc (b)	26,200	485		Cinemark Holdings Inc (b)	2,500	74
				DHX Media Ltd	48,655	210

See accompanying notes.

54

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Entertainment (continued)				Forest Products & Paper (continued)
DreamWorks Animation SKG Inc (a),(b)	3,705	$111		MeadWestvaco Corp (b)	1,800	$67
Gtech Spa	141	5		Stora Enso OYJ	9,037	103
International Game Technology (b)	5,130	77		Svenska Cellulosa AB SCA	19,971	606
Lions Gate Entertainment Corp	2,100	65		UPM-Kymmene OYJ	7,051	128
Madison Square Garden Co/The (a)	200	11				$1,834
Regal Entertainment Group (b)	10,300	189
Sankyo Co Ltd	1,900	79		Gas - 0.32%
Scientific Games Corp (a),(b)	41,010	549		Atmos Energy Corp	500	23
				CenterPoint Energy Inc (b)	6,600	156
		$1,436		China Gas Holdings Ltd	46,000	72
Environmental Control - 0.20%				Enagas SA	13,112	381
Clean Harbors Inc (a)	35,856	1,695		Gas Natural SDG SA	20,133	515
Darling International Inc (a),(b)	14,530	293		NiSource Inc	1,200	42
Kurita Water Industries Ltd	2,800	59		ONE Gas Inc (a),(b)	1,326	45
Republic Services Inc (b)	16,547	564		Osaka Gas Co Ltd	49,000	204
		$2,611		Perusahaan Gas Negara Persero Tbk PT	187,700	79
				Shizuoka Gas Co Ltd	7,300	42
Food - 0.90%				Tokyo Gas Co Ltd ADR	7,684	155
Ajinomoto Co Inc	5,000	78		Tokyo Gas Co Ltd	69,000	347
Aryzta AG (a)	990	83		UGI Corp (b)	47,364	2,117
Calbee Inc	4,124	100		Vectren Corp (b)	1,400	54
Campbell Soup Co (b)	15,329	664
China Mengniu Dairy Co Ltd	22,000	113				$4,232
Cia Brasileira de Distribuicao Grupo Pao de	3,200	136		Hand & Machine Tools - 0.13%
Acucar ADR				DMG Mori Seiki Co Ltd	2,710	45
Colruyt SA	14	1		Fuji Electric Co Ltd	94,000	432
ConAgra Foods Inc (b)	51,513	1,463		Regal-Beloit Corp	800	59
Dean Foods Co (b)	11,677	172		Snap-on Inc (b)	1,100	123
Distribuidora Internacional de Alimentacion	26,467	227		Stanley Black & Decker Inc (b)	9,568	795
SA				THK Co Ltd	8,100	186
Eurocash SA	980	13				$1,640
Grupo Bimbo SAB de CV	19	—
Hershey Co/The (b)	1,000	106		Healthcare - Products - 0.69%
Hillshire Brands Co/The (b)	6,600	248		ArthroCare Corp (a)	4,038	195
Hormel Foods Corp (b)	1,800	85		Asahi Intecc Co Ltd	4,300	184
Indofood Sukses Makmur Tbk PT	78,800	49		Becton Dickinson and Co	100	11
Ingredion Inc (b)	17,310	1,140		Boston Scientific Corp (a),(b)	195,014	2,555
				Bruker BioSciences Corp (a),(b)	400	9
JBS SA	37,507	120		CareFusion Corp (a),(b)	7,500	304
JM Smucker Co/The (b)	1,900	190
Kesko OYJ	330	15		Coloplast A/S	2,649	223
				Cooper Cos Inc/The (b)	1,800	231
Koninklijke Ahold NV	15,616	291		Covidien PLC (b)	3,600	259
Kraft Foods Group Inc (b)	16,585	917
Kroger Co/The (b)	4,500	189		CR Bard Inc (b)	2,379	343
Lancaster Colony Corp (b)	4,020	363		Edwards Lifesciences Corp (a),(b)	4,400	307
				Henry Schein Inc (a)	300	36
MEIJI Holdings Co Ltd	1,537	101		Hill-Rom Holdings Inc (b)	4,400	166
Metro AG	440	18		Hologic Inc (a),(b)	85,577	1,864
Mondelez International Inc (b)	41,385	1,409
				Hospira Inc (a),(b)	6,460	280
Nippon Meat Packers Inc	6,000	96		Medtronic Inc (b)	16,434	974
Nisshin Seifun Group Inc	4,450	48		Nihon Kohden Corp	5,412	218
Nutreco NV	6,338	289		Olympus Corp (a)	700	24
Safeway Inc (b)	2,500	94
Sanderson Farms Inc (b)	700	54		Paramount Bed Holdings Co Ltd	5,500	163
Seven & I Holdings Co Ltd	12,833	483		Patterson Cos Inc	500	21
				QIAGEN NV (a)	1,300	29
Suedzucker AG	3,187	88		QIAGEN NV (a)	34	1
SUPERVALU Inc (a),(b)	41,660	269
				ResMed Inc (b)	1,800	79
Toyo Suisan Kaisha Ltd	14,150	477
Tyson Foods Inc (b)	14,387	567		St Jude Medical Inc	500	34
Unilever NV - NY shares	15,153	599		STERIS Corp	600	28
Uni-President Enterprises Corp	93,004	155		Straumann Holding AG	294	63
UNY Group Holdings Co Ltd	4,500	27		Teleflex Inc	400	41
Whole Foods Market Inc (b)	1,800	97		Thoratec Corp (a),(b)	6,510	241
Yaoko Co Ltd	1,621	70		Topcon Corp	4,178	62
				Zimmer Holdings Inc (b)	1,300	122
		$11,704				$9,067
Food Service - 0.02%				Healthcare - Services - 0.84%
Compass Group PLC	20,445	323		Aetna Inc (b)	3,300	240
				Cigna Corp (b)	6,000	477
Forest Products & Paper - 0.14%				CMIC Holdings Co Ltd	2,100	29
Fibria Celulose SA ADR(a)	2,500	27		Community Health Systems Inc (a),(b)	422	17
International Paper Co (b)	13,760	672		Covance Inc (a),(b)	500	52
KapStone Paper and Packaging Corp (a)	7,265	231		DaVita HealthCare Partners Inc (a),(b)	15,802	1,086

See accompanying notes.

55

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services (continued)				Insurance (continued)
Emeritus Corp (a)	3,680	$116		Axis Capital Holdings Ltd (b)	6,200	$273
Envision Healthcare Holdings Inc (a)	35,100	1,181		Baloise Holding AG	55	7
Gentiva Health Services Inc (a),(b)	27,450	294		Berkshire Hathaway Inc - Class B (a),(b)	10,862	1,258
HCA Holdings Inc (a),(b)	1,700	87		Brown & Brown Inc (b)	10,156	305
Health Net Inc/CA (a),(b)	6,800	232		Chubb Corp/The	100	9
Humana Inc (b)	3,200	360		Dai-ichi Life Insurance Co Ltd/The	13,500	198
Laboratory Corp of America Holdings (a),(b)	16,115	1,508		Dongbu Insurance Co Ltd	300	14
Magellan Health Services Inc (a)	900	55		Everest Re Group Ltd (b)	1,200	179
Message Co Ltd	3,600	117		Fairfax Financial Holdings Ltd	1,010	420
Miraca Holdings Inc	3,300	151		Fidelity National Financial Inc (b)	400	13
Quest Diagnostics Inc (b)	16,080	852		First American Financial Corp (b)	18,900	509
Rhoen Klinikum AG	12,639	408		Genworth Financial Inc (a),(b)	16,377	255
Tenet Healthcare Corp (a),(b)	43,240	1,908		Hanover Insurance Group Inc/The (b)	2,606	153
Tsukui Corp	3,500	33		Hanwha Life Insurance Co Ltd	11,820	76
UnitedHealth Group Inc	11,305	873		Hartford Financial Services Group Inc/The	1,400	49
Universal Health Services Inc (b)	4,200	337		HCC Insurance Holdings Inc (b)	3,300	145
WellCare Health Plans Inc (a),(b)	700	43		Hyundai Marine & Fire Insurance Co Ltd	490	13
WellPoint Inc (b)	5,769	523		ING Groep NV (a)	291,355	4,231
		$10,979		Liberty Holdings Ltd	10,099	115
				Loews Corp (b)	16,136	701
Holding Companies - Diversified - 0.04%				Markel Corp (a)	1,776	1,027
Alfa SAB de CV	51,900	125		Marsh & McLennan Cos Inc (b)	55,774	2,686
GEA Group AG	4,283	207		Mediolanum SpA	16,436	151
Imperial Holdings Ltd	4,638	73		MetLife Inc	17,189	871
Leucadia National Corp (b)	3,400	95
Remgro Ltd	1,378	24		MMI Holdings Ltd/South Africa	8,140	17
Silver Eagle Acquisition Corp (a),(c)	6,400	65		MS&AD Insurance Group Holdings	1,000	24
				Muenchener Rueckversicherungs AG	624	136
		$589		NKSJ Holdings Inc	1,683	43
Home Builders - 0.78%				Old Republic International Corp	2,500	39
Daiwa House Industry Co Ltd	19,000	346		Porto Seguro SA	9,800	136
DR Horton Inc (b)	28,440	699		Powszechny Zaklad Ubezpieczen SA	556	81
Iida Group Holdings Co Ltd	8,037	122		ProAssurance Corp (b)	1,800	82
KB Home	54,837	1,119		Progressive Corp/The (b)	21,481	526
Lennar Corp	53,743	2,358		Protective Life Corp (b)	5,500	287
M/I Homes Inc (a)	16,430	409		Prudential Financial Inc (b)	2,800	237
NVR Inc (a)	1,287	1,534		Reinsurance Group of America Inc (b)	5,100	393
Pulte Group Inc (b)	105,235	2,209		RenaissanceRe Holdings Ltd	200	19
Sekisui Chemical Co Ltd	27,000	309		Sampo	550	28
Taylor Morrison Home Corp (a)	14,139	355		Samsung Life Insurance Co Ltd	335	32
Toll Brothers Inc (a)	17,156	669		Sanlam Ltd	8,786	43
West Holdings Corp	5,000	59		Sony Financial Holdings Inc	19,440	315
		$10,188		Swiss Life Holding AG (a)	1,540	383
				Swiss Re AG	1,012	94
Home Furnishings - 0.37%				T&D Holdings Inc	69,353	853
Alpine Electronics Inc	14,800	214		Tokio Marine Holdings Inc	7,475	222
Electrolux AB	9,443	223		Torchmark Corp (b)	6,257	485
Harman International Industries Inc (b)	3,617	379		Tower Group International Ltd	383	1
Hoshizaki Electric Co Ltd	2,700	101		Travelers Cos Inc/The (b)	800	67
La-Z-Boy Inc (b)	19,260	492		Tryg A/S	131	13
Matsushita Electric Industrial Co Ltd	48,061	602		Unum Group (b)	7,900	275
Tempur Sealy International Inc (a),(b)	2,446	127		WR Berkley Corp (b)	5,426	224
Whirlpool Corp (b)	19,036	2,753		XL Group PLC (b)	6,298	191
		$4,891				$28,244
Housewares - 0.10%				Internet - 2.39%
Newell Rubbermaid Inc (b)	38,731	1,244		Amazon.com Inc (a),(b)	5,063	1,832
				Angie's List Inc (a)	19,000	264
				Bankrate Inc (a)	22,879	461
Insurance - 2.16%				Blucora Inc (a),(b)	3,570	69
ACE Ltd	7,229	708
ACE Ltd (a),(b)	2,300	225		COLOPL Inc (a)	3,527	102
Aegon NV	47,329	427		Constant Contact Inc (a)	12,124	334
Aflac Inc (b)	15,528	995		Conversant Inc (a),(b)	1,200	30
Alleghany Corp (a),(c)	1,460	563		CyberAgent Inc	2,800	123
Allied World Assurance Co Holdings AG	786	78		Dena Co Ltd	9,600	208
Allstate Corp/The (b)	2,116	114		Dice Holdings Inc (a),(b)	21,020	155
American Financial Group Inc/OH (b)	5,900	337		Digital Garage Inc	7,740	138
American International Group Inc (b),(c)	56,378	2,806		en-japan Inc	4,100	87
Aon PLC (b)	26,472	2,266		Equinix Inc (a),(b)	1,220	232
Arthur J Gallagher & Co (b)	2,354	109		Expedia Inc (b)	7,270	571
Aspen Insurance Holdings Ltd	3,760	141		F5 Networks Inc (a),(b)	5,730	644
Assurant Inc (b)	8,700	571		Facebook Inc (a),(b)	29,380	2,011
See accompanying notes.				56

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)				Lodging (continued)
Google Inc (a),(b),(c)	3,747	$4,555		Wyndham Worldwide Corp (b),(c)	23,382	$1,704
Groupon Inc (a),(b)	208,346	1,731		Wynn Resorts Ltd (b)	100	24
Gurunavi Inc	2,008	78				$1,870
HealthStream Inc (a),(b)	6,900	199
IAC/InterActiveCorp (b)	13,054	1,012		Machinery - Construction & Mining - 0.12%
				Joy Global Inc (b)	16,853	927
Infomart Corp	8,200	120
Internet Initiative Japan Inc	3,600	68		Komatsu Ltd	11,100	235
LinkedIn Corp (a),(b)	2,800	571		Mitsubishi Electric Corp	35,923	427
M3 Inc	21	70				$1,589
Matsui Securities Co Ltd	7,100	78		Machinery - Diversified - 0.47%
Monitise PLC (a)	529,895	706		AGCO Corp (b)	12,100	635
NAVER Corp	84	64		Amada Co Ltd	27,990	234
Netflix Inc (a),(b)	5,445	2,427		Applied Industrial Technologies Inc (b)	300	15
Nexon Co Ltd	1,800	15		CNH Industrial NV (a)	1,358	15
NHN Entertainment Corp (a)	72	7		Cummins Inc (b)	1,200	175
Pandora Media Inc (a)	15,320	573		Daifuku Co Ltd	15,866	213
priceline.com Inc (a)	1,660	2,239		Denyo Co Ltd	9,400	143
Proto Corp	9,200	123		Eagle Industry Co Ltd	3,000	45
Rackspace Hosting Inc (a),(b)	10,300	379		Ebara Corp	26,000	176
Rakuten Inc	25,925	373		Edwards Group Ltd - Rights (a),(d),(e)	5,879	6
Sohu.com Inc (a)	304	26		Fuji Machine Manufacturing Co Ltd	19,200	166
Splunk Inc (a),(b)	2,800	260		Graco Inc	100	8
Symantec Corp (b)	62,539	1,343		Hisaka Works Ltd	14,000	127
Tencent Holdings Ltd	2,400	193		IDEX Corp	6,895	518
TIBCO Software Inc (a),(b)	2,700	59		Komori Corp	3,771	50
TripAdvisor Inc (a),(c)	14,868	1,490		Makino Milling Machine Co Ltd	62,210	486
United Internet AG	1,421	66		Metso OYJ	716	23
Web.com Group Inc (a)	19,083	696		Mitsubishi Heavy Industries Ltd	98,341	605
Yahoo Japan Corp	21,731	138		Nordson Corp (b)	5,845	428
Yahoo! Inc (a),(b),(c)	93,660	3,622		OC Oerlikon Corp AG (a)	32,819	561
Yelp Inc (a)	4,790	452		Okuma Holdings Inc	15,000	136
Zillow Inc (a)	3,713	310		Rheinmetall AG	2,357	178
		$31,304		Rockwell Automation Inc (b)	1,100	135
Iron & Steel - 0.48%				Sumitomo Heavy Industries Ltd	25,000	116
				Tennant Co (b)	4,998	306
Acerinox SA	2,508	36
APERAM (a)	1,118	25		Tsubakimoto Chain Co	16,320	140
				Wabtec Corp/DE (b)	2,100	167
Chubu Steel Plate Co Ltd	18,500	78		Xylem Inc/NY (b)	5,850	230
Commercial Metals Co (b)	15,700	304
Eregli Demir ve Celik Fabrikalari TAS	22,337	24		Zuiko Corp	2,830	150
Gerdau SA ADR	4,200	26				$6,187
Hitachi Metals Ltd	30,396	454		Media - 2.52%
Hyundai Steel Co	451	29		BEC World PCL	24,500	38
Japan Steel Works Ltd/The	12,000	59		Cablevision Systems Corp (b)	124,658	2,194
JFE Holdings Inc	2,200	45		CBS Corp	3,100	208
Nucor Corp (b)	8,913	448		Comcast Corp - Class A (b)	81,380	4,207
POSCO ADR	500	33		DIRECTV (a),(b)	42,426	3,292
Reliance Steel & Aluminum Co (b)	7,700	534		Discovery Communications Inc - A Shares	4,504	375
Steel Dynamics Inc (b)	24,400	426		(a),(b)
ThyssenKrupp AG (a)	103,570	2,817		DISH Network Corp (a),(b)	103,176	6,072
Tokyo Steel Manufacturing Co Ltd	23,900	122		FactSet Research Systems Inc	2,930	309
United States Steel Corp	6,252	151		Fuji Media Holdings Inc	9,900	180
Vale SA ADR(b)	13,100	164		Gannett Co Inc (b)	43,066	1,281
Yamato Kogyo Co Ltd	17,200	520		Global Mediacom Tbk PT	74,500	14
		$6,295		Graham Holdings Co (b)	200	144
				Liberty Global PLC - A Shares (a)	16,258	1,407
Leisure Products & Services - 0.14%				Liberty Global PLC - C Shares (a)	12,133	1,027
Brunswick Corp/DE (b)	1,040	47
Harley-Davidson Inc	14,630	966		Naspers Ltd	1,159	139
HIS Co Ltd	3,250	186		New York Times Co/The	3,100	51
Polaris Industries Inc (b)	900	121		News Corp (a)	5,100	93
Roland Corp	9,500	134		Nielsen Holdings NV	12,930	612
Royal Caribbean Cruises Ltd	300	16		Nippon Television Holdings Inc	12,700	212
Sega Sammy Holdings Inc	1,850	43		ProSiebenSat.1 Media AG	9,805	467
TUI AG	8,192	148		Schibsted ASA	29	2
				Sirius XM Holdings Inc (a),(b)	331,065	1,195
Yamaha Corp	16,700	229		Time Warner Cable Inc (b)	37,241	5,227
		$1,890		Time Warner Inc (b)	46,902	3,148
Lodging - 0.14%				TV Asahi Corp	24,900	477
MGM Resorts International (a)	1,300	36		Twenty-First Century Fox Inc - A Shares (b)	3,700	124
Resorttrust Inc	2,373	40		Viacom Inc (b)	3,200	281
Starwood Hotels & Resorts Worldwide Inc (b)	800	66

See accompanying notes.

57

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Media (continued)				Office & Business Equipment - 0.19%
Walt Disney Co/The (b)	1,400	$113		Canon Inc ADR	1,933	$60
		$32,889		Canon Inc	17,300	540
Metal Fabrication & Hardware - 0.16%				Ricoh Co Ltd	1,677	21
Arcam AB (a)	6,640	238		Seiko Epson Corp	16,100	485
				Xerox Corp (b)	129,899	1,428
Aurubis AG	5,637	313				$2,534
Hyosung Corp	1,188	81
Hyundai Hysco Co Ltd (d)	329	13		Oil & Gas - 2.69%
Maruichi Steel Tube Ltd	7,262	204		Anadarko Petroleum Corp (b),(c)	15,554	1,309
NSK Ltd	20,986	231		Apache Corp (b)	13,180	1,045
Timken Co/The (b)	12,050	727		Baytex Energy Corp	400	15
Valmont Industries Inc (b)	700	102		BG Group PLC	60,239	1,096
Worthington Industries Inc (b)	5,000	199		BP PLC ADR	16,934	857
		$2,108		Cabot Oil & Gas Corp (b)	21,634	757
				Chesapeake Energy Corp (c)	6,415	166
Mining - 0.30%				Chevron Corp (b),(c)	20,443	2,358
African Rainbow Minerals Ltd	2,774	56		China Petroleum & Chemical Corp ADR	910	81
Alcoa Inc (b)	30,360	356		Cimarex Energy Co (b)	1,700	197
Allied Nevada Gold Corp (a),(c)	43,580	228		CNOOC Ltd ADR(b)	500	82
AngloGold Ashanti Ltd ADR(a)	3,000	53		Cobalt International Energy Inc (a),(b)	121,340	2,339
AuRico Gold Inc (c)	67,687	333		ConocoPhillips (b)	4,500	299
Cameco Corp	13,900	337		Devon Energy Corp (b)	40,224	2,591
Cameco Corp	14,300	346		Eni SpA	7,043	169
Cia de Minas Buenaventura SAA ADR	700	9		EOG Resources Inc (b)	1,200	227
Continental Gold Ltd (a)	61,313	280		Exxon Mobil Corp (b)	38,370	3,694
Grupo Mexico SAB de CV	20,400	62		Forest Oil Corp (a),(b)	131,509	264
Harmony Gold Mining Co Ltd ADR	9,800	32		Gazprom OAO ADR	22,332	172
Mitsubishi Materials Corp	31,000	97		Grupa Lotos SA (a)	5,230	71
Mitsui Mining & Smelting Co Ltd	12,000	32		Hess Corp (b)	8,000	640
Newmont Mining Corp (b)	27,180	632		HollyFrontier Corp (b)	3,418	156
Nippon Coke & Engineering Co Ltd	91,900	118		Idemitsu Kosan Co Ltd	2,400	49
Osisko Mining Corp (a)	86,409	550
Southern Copper Corp	300	9		Inpex Corp	56,631	720
Stillwater Mining Co (a),(b)	18,660	253		Japan Petroleum Exploration Co	8,800	323
				JX Holdings Inc	97,401	506
Sumitomo Metal Mining Co Ltd	10,000	131		Karoon Gas Australia Ltd (a)	135,461	379
		$3,914		Lukoil OAO ADR	1,755	96
Miscellaneous Manufacturing - 0.97%				Marathon Oil Corp (b)	14,300	479
3M Co (b)	8,025	1,081		Marathon Petroleum Corp (b)	9,104	764
Amano Corp	3,364	34		Murphy Oil Corp (b)	15,391	913
AO Smith Corp (b)	5,300	263		Murphy USA Inc (a)	2,200	89
Barnes Group Inc (c)	12,614	485		Nabors Industries Ltd (b)	8,431	194
Carlisle Cos Inc (b)	1,700	135		Neste Oil OYJ	10,070	216
CLARCOR Inc	100	6		Newfield Exploration Co (a),(b)	40,540	1,143
Colfax Corp (a)	200	14		Noble Energy Inc (b)	2,000	138
Crane Co (b)	4,400	314		Occidental Petroleum Corp (b),(c)	6,729	649
Donaldson Co Inc	600	26		Patterson-UTI Energy Inc (b)	11,000	320
Dover Corp (b)	900	85		PDC Energy Inc (a)	490	30
Eaton Corp PLC (b),(c)	17,648	1,319		PetroChina Co Ltd ADR(b)	400	42
FUJIFILM Holdings Corp	11,835	341		Petroleo Brasileiro SA ADR	10,300	120
Glory Ltd	4,900	128		Phillips 66 (b)	4,500	337
Harsco Corp (b)	8,700	219		Pioneer Natural Resources Co (c)	18,629	3,748
Hillenbrand Inc (b)	750	22		Polskie Gornictwo Naftowe i Gazownictwo	24,154	41
Ingersoll-Rand PLC (b)	6,400	391		SA
ITT Corp (b)	7,200	316		PTT Exploration & Production PCL	20,000	95
Konica Minolta Inc	36,000	367		Reliance Industries Ltd (f)	1,570	41
Nikkiso Co Ltd	9,000	114		Repsol SA	3,668	92
Orkla ASA	3,949	31		Rosneft OAO	5,840	39
Pall Corp (b)	6,755	581		SK Holdings Co Ltd	535	97
Parker Hannifin Corp (b)	3,275	395		SM Energy Co (b)	5,210	385
Pentair Ltd (b)	7,130	576		Southwestern Energy Co (a),(b)	52,274	2,161
Polypore International Inc (a)	9,877	342		Statoil ASA ADR	5,983	158
Shin-Etsu Polymer Co Ltd	28,200	102		Statoil ASA	6,509	172
Siemens AG ADR	1,245	166		Suncor Energy Inc	21,230	701
SPX Corp (b)	12,500	1,346		Surgutneftegas OAO ADR	6,174	47
Sulzer AG	798	113		Tatneft OAO ADR	1,090	39
Tenma Corp	10,700	136		Tesoro Corp (b)	4,180	213
Textron Inc (b)	33,414	1,326		Unit Corp (a),(b)	2,900	178
Tokai Rubber Industries Ltd	20,500	203		Valero Energy Corp (b)	4,900	235
Trelleborg AB	7,217	142		Whiting Petroleum Corp (a),(b)	4,400	302
Wartsila OYJ Abp	26,369	1,557		WPX Energy Inc (a)	3,100	55
		$12,676

See accompanying notes.

58

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
YPF SA ADR	9,300	$250		Mitsubishi Tanabe Pharma Corp	3,700	$55
		$35,141		Mylan Inc/PA (a),(b)	86,779	4,823
Oil & Gas Services - 0.58%				Nippon Shinyaku Co Ltd	8,700	167
Cameron International Corp (a),(b)	15,937	1,021		Novartis AG	3,411	284
				Omnicare Inc (b)	3,000	177
China Oilfield Services Ltd	16,000	44		Ono Pharmaceutical Co Ltd	7,221	716
Dresser-Rand Group Inc (a),(b)	17,368	944
Dril-Quip Inc (a)	200	22		Otsuka Holdings Co Ltd	5,100	157
				Paladin Labs Inc (a)	7,022	901
Halliburton Co (b),(c)	30,952	1,764		Patheon Inc (a)	34,507	319
Helix Energy Solutions Group Inc (a),(b)	19,060	451		Pfizer Inc (b)	158,047	5,076
ION Geophysical Corp (a),(b)	80,640	328		Portola Pharmaceuticals Inc (a)	14,285	348
Oceaneering International Inc (b)	4,600	329
Oil States International Inc (a)	1,500	142		Roche Holding AG	8,575	2,640
				Roche Holding AG ADR	10,744	412
Petroleum Geo-Services ASA	4,696	51		Sanofi ADR	5,555	288
RPC Inc	1,100	20		Santen Pharmaceutical Co Ltd	1,000	47
SEACOR Holdings Inc (a),(b)	2,000	177
Superior Energy Services Inc (b)	32,846	972		Shionogi & Co Ltd	49,185	1,069
				Sihuan Pharmaceutical Holdings Group Ltd	1,000	1
Trican Well Service Ltd	99,205	1,253		Sino Biopharmaceutical Ltd	204,000	190
		$7,518		Suzuken Co Ltd/Aichi Japan	5,300	201
Packaging & Containers - 0.49%				TESARO Inc (a)	4,495	148
Ball Corp (b)	22,969	1,276		Teva Pharmaceutical Industries Ltd ADR	39,945	1,993
Bemis Co Inc (b)	6,452	254		TherapeuticsMD Inc (a),(d)	188,331	1,294
Crown Holdings Inc (a),(b)	7,100	320		TherapeuticsMD Inc (a),(d),(e),(g)	15,388	106
Owens-Illinois Inc (a),(b)	50,627	1,717		UCB SA	270	22
Packaging Corp of America (b)	10,340	753				$63,866
Rock-Tenn Co	5,444	608		Pipelines - 0.11%
Sealed Air Corp (b)	29,494	1,004		Kinder Morgan Inc/DE (b)	45,270	1,442
Silgan Holdings Inc (c)	6,790	327
Sonoco Products Co	300	13
Toyo Seikan Group Holdings Ltd	11,100	195		Private Equity - 0.06%
		$6,467		American Capital Ltd (a),(b)	45,257	704
				Jafco Co Ltd	1,661	87
Pharmaceuticals - 4.89%						$791
3-D Matrix Ltd (a)	1,100	47
Abbott Laboratories (b)	30,708	1,222		Publicly Traded Investment Fund - 0.13%
AbbVie Inc (b)	2,800	142		Kennedy Wilson Europe Real Estate PLC (a)	400	7
Actavis PLC (a)	24,080	5,317		WisdomTree Japan Hedged Equity Fund	35,672	1,702
Actelion Ltd (a)	806	85				$1,709
Alfresa Holdings Corp	600	35
Algeta ASA (a)	25,567	1,523		Real Estate - 0.85%
Alkermes PLC (a),(b)	2,800	136		Aeon Mall Co Ltd	2,900	81
Allergan Inc/United States (b)	9,600	1,219		Agile Property Holdings Ltd	4,000	3
				Alexander & Baldwin Inc (b)	6,354	265
AmerisourceBergen Corp (b)	2,000	136
				BR Malls Participacoes SA	2,100	16
Astellas Pharma Inc	6,981	454		BR Properties SA	700	5
AstraZeneca PLC	21,875	1,487		CBRE Group Inc (a),(b)	290,671	8,124
AstraZeneca PLC ADR	37,760	2,559		China Overseas Land & Investment Ltd	12,000	32
Bayer AG	2,962	420
Bayer AG ADR	3,692	521		China Resources Land Ltd	10,000	23
Biofermin Pharmaceutical Co Ltd	1,290	36		Country Garden Holdings Co Ltd	9,000	5
Bristol-Myers Squibb Co (b),(c)	85,643	4,604		Emlak Konut Gayrimenkul Yatirim Ortakligi	7,174	7
Cadence Pharmaceuticals Inc (a)	4,830	68		AS
Cardinal Health Inc (b)	35,859	2,565		Evergrande Real Estate Group Ltd	23,000	10
Catamaran Corp (a),(b)	21,484	969		Growthpoint Properties Ltd	9,497	21
				Guangzhou R&F Properties Co Ltd	3,600	5
Chugai Pharmaceutical Co Ltd	7,300	187		Howard Hughes Corp/The (a)	300	41
Daiichi Sankyo Co Ltd	36,700	634		Hulic Co Ltd	5,373	62
Eisai Co Ltd	9,060	354		Jones Lang LaSalle Inc (b)	15,341	1,890
Eli Lilly & Co (b)	29,912	1,783
Endo Health Solutions Inc (a),(b)	10,980	876		Lippo Karawaci Tbk PT	63,500	5
Express Scripts Holding Co (a),(b)	14,753	1,111		Longfor Properties Co Ltd	2,000	3
Forest Laboratories Inc (a),(b)	20,150	1,966		Mitsubishi Estate Co Ltd	18,980	450
				Redefine Properties Ltd	14,262	13
Galenica AG	18	19		Relo Holdings Inc	1,096	61
GlaxoSmithKline PLC ADR	3,297	184
Hi-Tech Pharmacal Co Inc (a),(b)	20,958	909		Ruentex Development Co Ltd	3,000	5
Johnson & Johnson (b)	34,168	3,148		Shimao Property Holdings Ltd	7,500	15
Kaken Pharmaceutical Co Ltd	64	1		Sino-Ocean Land Holdings Ltd	8,000	4
Kyowa Hakko Kirin Co Ltd	4,000	43		SOHO China Ltd	4,500	3
McKesson Corp (b)	8,463	1,499		Yuexiu Property Co Ltd	20,000	4
Meda AB	9,397	142				$11,153
Medipal Holdings Corp	3,700	57		REITS - 0.87%
Merck & Co Inc (b),(c)	95,349	5,434		American Realty Capital Properties Inc	22,862	336
Merck KGaA	3,078	540		American Tower Corp (b)	21,276	1,733

See accompanying notes.

59

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Retail (continued)
Apartment Investment & Management Co (b)	12,828	$383		Lululemon Athletica Inc (a)	16,369	$824
BRE Properties Inc	9,436	583		Macy's Inc (b)	9,828	569
CommonWealth REIT (b)	25,912	703		Marui Group Co Ltd	4,600	38
Corrections Corp of America	1,002	33		McDonald's Corp	16,424	1,563
Crown Castle International Corp	26,122	1,983		MSC Industrial Direct Co Inc	12,335	1,065
Daiwa Office Investment Corp	21	104		Nishimatsuya Chain Co Ltd	21,800	156
Fibra Uno Administracion SA de CV	4,300	14		Office Depot Inc (a)	80,606	397
GLP J-Reit	109	115		O'Reilly Automotive Inc (a)	1,100	166
Host Hotels & Resorts Inc (b)	14,873	292		Pal Co Ltd	10,400	183
Potlatch Corp (b)	27,650	1,096		Panera Bread Co (a),(b)	5,800	1,051
Public Storage	6,160	1,041		PetSmart Inc (b)	2,700	181
Rayonier Inc (b)	22,205	1,046		President Chain Store Corp	8,000	50
Regency Centers Corp (b)	6,373	324		PVH Corp (b)	11,369	1,437
Vornado Realty Trust (b)	3,073	296		Restoration Hardware Holdings Inc (a)	230	16
Weyerhaeuser Co (b)	41,872	1,236		Ross Stores Inc (b)	4,700	342
		$11,318		Ryohin Keikaku Co Ltd	694	63
				Sears Holdings Corp (a),(b)	4,900	219
Retail - 3.80%				Shimamura Co Ltd	1,700	154
Adastria Holdings Co Ltd	6,610	153		Shoppers Drug Mart Corp	29,316	1,596
Advance Auto Parts Inc (b),(c)	20,605	2,624		Signet Jewelers Ltd (b)	4,300	411
Aeon Co Ltd	900	11		Staples Inc (b)	153,489	2,086
American Eagle Outfitters Inc (b)	17,900	260		Starbucks Corp (b)	5,700	405
Ascena Retail Group Inc (a)	1,200	22		Stein Mart Inc (b)	16,633	226
Autogrill SpA (a)	9,866	96
AutoZone Inc (a)	1,862	1,003		Sugi Holdings Co Ltd	2,200	85
Barnes & Noble Inc (a)	800	15		Takashimaya Co Ltd	29,000	253
Best Buy Co Inc (b)	75,442	2,009		Tiffany & Co	3,280	306
				TJX Cos Inc/The (b)	6,200	381
Big Lots Inc (a),(b)	3,700	109		Tractor Supply Co (b)	1,500	106
Bloomin' Brands Inc (a)	58,568	1,472
Brinker International Inc (b)	700	39		Tsuruha Holdings Inc	4,600	429
				Tuesday Morning Corp (a)	21,780	341
Buckle Inc/The	700	32		Urban Outfitters Inc (a),(b)	9,304	348
CarMax Inc (a)	2,725	132
Casey's General Stores Inc (b)	4,742	325		USS Co Ltd	11,100	150
				VT Holdings Co Ltd	3,912	64
Cawachi Ltd	7,800	143		Walgreen Co (b)	71,543	4,861
Chico's FAS Inc (b)	6,900	114		Wal-Mart Stores Inc (b)	10,741	803
Chipotle Mexican Grill Inc (a)	1,110	627
				Williams-Sonoma Inc	1,800	105
Chiyoda Co Ltd	7,800	153		Woolworths Holdings Ltd/South Africa	19,603	116
Citizen Holdings Co Ltd	26,400	217		World Fuel Services Corp (b)	1,200	54
Costco Wholesale Corp (b)	700	82
CVS Caremark Corp (b)	19,414	1,420		Xebio Co Ltd	8,700	159
				Yum! Brands Inc (b)	3,161	234
Darden Restaurants Inc (b)	12,688	648		Zale Corp (a)	7,423	161
Dillard's Inc (b)	5,600	518
Dollar General Corp (a),(b)	15,224	912				$49,649
Dollar Tree Inc (a),(b)	2,978	163		Savings & Loans - 0.15%
Domino's Pizza Inc (b)	5,200	411		First Niagara Financial Group Inc	600	5
Don Quijote Holdings Co Ltd	2,151	117		Hudson City Bancorp Inc (b)	183,965	1,748
Doutor Nichires Holdings Co Ltd	7,200	115		People's United Financial Inc (b)	14,180	201
Dunkin' Brands Group Inc	7,865	406				$1,954
E-Mart Co Ltd	172	41
Ezcorp Inc (a),(b)	3,840	49		Semiconductors - 2.70%
				Analog Devices Inc (b)	20,099	1,021
Fast Retailing Co Ltd	413	143		Applied Materials Inc (b)	50,445	956
Foot Locker Inc (b)	12,200	509
Francesca's Holdings Corp (a)	21,521	421		ATMI Inc (a)	9,070	308
GameStop Corp (b)	62,091	2,317		Avago Technologies Ltd (b)	27,086	1,671
Gap Inc/The (b)	21,928	959		Broadcom Corp (b)	65,510	1,947
				Cree Inc (a),(b)	19,070	1,171
GNC Holdings Inc	3,500	163		Diodes Inc (a),(b)	19,928	475
GOME Electrical Appliances Holding Ltd	1,118,000	188		First Solar Inc (a),(b)	14,660	837
Guess? Inc (b)	9,000	273
Home Depot Inc/The (b)	20,098	1,649		Freescale Semiconductor Ltd (a)	22,300	507
				GT Advanced Technologies Inc (a)	41,378	593
Honeys Co Ltd	19,690	180		Intel Corp	22,366	554
HSN Inc	300	17		International Rectifier Corp (a)	700	19
Inditex SA	30	4		KLA-Tencor Corp (b)	7,945	518
Isetan Mitsukoshi Holdings Ltd	4,600	52		Lam Research Corp (a),(b)	29,535	1,527
J Front Retailing Co Ltd	42,000	267
Jack in the Box Inc (a),(b)	2,120	122		Linear Technology Corp	800	37
				LSI Corp (b)	258,500	2,867
Jin Co Ltd	900	25		Marvell Technology Group Ltd (b)	27,100	414
Jos A Bank Clothiers Inc (a),(b)	15,703	975
Kate Spade & Co (a)	19,411	664		Maxim Integrated Products Inc (b)	23,585	771
Kohl's Corp (b)	11,230	631		Micron Technology Inc (a)	79,105	1,914
K's Holdings Corp	12,571	344		Mimasu Semiconductor Industry Co Ltd	18,000	149
Lowe's Cos Inc (b)	63,045	3,154		Miraial Co Ltd	9,800	136

See accompanying notes.

60

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors (continued)				Telecommunications (continued)
MKS Instruments Inc (b)	11,700	$352		AT&T Inc (b)	38,468	$1,229
NVIDIA Corp (b)	13,158	242		CenturyLink Inc (b)	72,380	2,263
NXP Semiconductor NV (a)	160,185	9,007		China Mobile Ltd ADR	5,500	262
ON Semiconductor Corp (a),(b)	27,700	259		China Telecom Corp Ltd	64,000	28
PMC-Sierra Inc (a),(b)	28,200	207		Ciena Corp (a),(b)	10,485	258
QLogic Corp (a)	12,900	147		Cincinnati Bell Inc (a),(b)	84,460	283
Realtek Semiconductor Corp	31,522	94		Cisco Systems Inc (b)	110,985	2,419
Rohm Co Ltd	15,510	806		Comtech Telecommunications Corp (b)	3,900	125
Rovi Corp (a)	1,000	25		Deutsche Telekom AG	23,174	392
Samsung Electronics Co Ltd	900	567		DigitalGlobe Inc (a)	44,643	1,388
Shinkawa Ltd	22,400	116		ENTEL Chile SA	2,663	31
Shinko Electric Industries Co Ltd	26,400	199		Far EasTone Telecommunications Co Ltd	19,000	39
SK Hynix Inc (a)	2,480	90		Freenet AG	6,570	222
Skyworks Solutions Inc (a)	22,952	814		GN Store Nord A/S	15,210	375
Sumco Corp	49,305	380		Hikari Tsushin Inc	1,600	139
SunEdison Inc (a)	59,493	1,092		JDS Uniphase Corp (a)	25,963	358
Taiwan Semiconductor Manufacturing Co Ltd	10,400	188		Juniper Networks Inc (a),(b)	59,608	1,594
ADR(b)				KDDI Corp	13,550	829
Tessera Technologies Inc (b)	11,538	251		KT Corp ADR(b)	2,000	28
Texas Instruments Inc	5,337	240		Leap Wireless International Inc (a),(b)	22,897	401
Tokyo Electron Ltd	30,957	1,775		Loral Space & Communications Inc (a)	3,650	288
		$35,243		Mobistar SA	7,570	125
				Motorola Solutions Inc (b)	5,508	364
Shipbuilding - 0.01%				NeuStar Inc (a)	200	7
Huntington Ingalls Industries Inc	500	51		Nippon Telegraph & Telephone Corp	11,934	672
Mitsui Engineering & Shipbuilding Co Ltd	49,000	101		Nisshinbo Holdings Inc	2,000	17
		$152		Nokia OYJ (a)	19,692	150
Software - 1.67%				NTT DOCOMO Inc	4,100	68
Accelrys Inc (a)	23,963	299		Palo Alto Networks Inc (a)	8,500	605
Activision Blizzard Inc (b),(c)	66,537	1,287		Parkervision Inc (a)	197,000	985
Acxiom Corp (a)	1,200	45		Polycom Inc (a),(b)	24,500	327
Adobe Systems Inc (a)	37,880	2,599		RF Micro Devices Inc (a)	37,918	268
Advent Software Inc	600	18		Sistema JSFC	6,037	149
Akamai Technologies Inc (a),(b)	15,113	924		SK Telecom Co Ltd ADR(b)	9,400	210
Allscripts Healthcare Solutions Inc (a)	800	15		SoftBank Corp	2,488	188
Alpha Systems Inc	4,500	62		Swisscom AG	158	94
Amadeus IT Holding SA	4,604	202		TDC A/S	6,979	69
ANSYS Inc (a),(c)	3,125	261		Telecom Italia SpA	78,600	89
Autodesk Inc (a),(b)	33,543	1,760		Telefonaktiebolaget LM Ericsson	38,027	492
Broadleaf Co Ltd	2,500	34		Telefonica Brasil SA ADR	3,900	73
Broadridge Financial Solutions Inc (b)	2,000	76		Telekomunikasi Indonesia Persero Tbk PT	2,100	82
CA Inc (b)	10,500	352		ADR
CareView Communications Inc (a)	203,245	102		Telenet Group Holding NV	101	6
Citrix Systems Inc (a),(b)	9,420	566		Telenor ASA	12,760	281
CommVault Systems Inc (a),(b)	1,700	117		Telephone & Data Systems Inc (b)	6,226	142
Compuware Corp (b)	22,856	250		TeliaSonera AB	5,093	39
Concur Technologies Inc (a)	14,901	1,840		Tim Participacoes SA ADR	39,597	980
Cresco Ltd	3,364	35		T-Mobile US Inc (a)	231,595	7,063
Digital River Inc (a),(b)	14,260	253		tw telecom inc (a),(b)	900	28
Dun & Bradstreet Corp/The (b)	7,232	718		Verizon Communications Inc (b)	76,236	3,628
Electronic Arts Inc (a)	946	27		Vodafone Group PLC ADR(a),(b)	14,325	595
Fidelity National Information Services Inc (b)	11,429	635		WirelessGate Inc	1,300	38
Fiserv Inc (a),(b)	17,732	1,029		Ziggo NV	30,618	1,396
GungHo Online Entertainment Inc	9,900	61				$32,777
Intuit Inc	900	70		Textiles - 0.01%
Microsoft Corp (b)	84,136	3,224		Mohawk Industries Inc (a),(b)	1,400	198
MSCI Inc (a),(b)	6,139	268
NSD Co Ltd	6,400	82
Oracle Corp (b)	59,078	2,311		Toys, Games & Hobbies - 0.25%
Salesforce.com Inc (a)	4,785	298		Hasbro Inc (b)	12,453	687
ServiceNow Inc (a)	400	27		Mattel Inc (b)	38,953	1,453
Tableau Software Inc (a)	2,420	228		Namco Bandai Holdings Inc	24,700	554
UBISOFT Entertainment (a)	24,317	397		Nintendo Co Ltd	4,150	513
Unit4 NV	25,082	1,336		Sanrio Co Ltd	1,600	61
		$21,808				$3,268

Telecommunications - 2.51%				Transportation - 0.68%
Amdocs Ltd	1,700	76		AP Moeller - Maersk A/S - B shares	14	171
America Movil SAB de CV ADR	15,600	302		Arkansas Best Corp (b)	1,903	63
Anixter International Inc (b)	600	64		Bristow Group Inc (b)	1,300	101
ARRIS Group Inc (a),(b)	5,373	154		Canadian National Railway Co	7,520	425

See accompanying notes.

61

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	CONVERTIBLE PREFERRED STOCKS
Transportation (continued)				(continued)	Shares Held	Value(000	's)
Central Japan Railway Co	2,800	$327		Software - 0.00%
CH Robinson Worldwide Inc (b)	2,815	146		Cloudera Inc (a),(e)	3,756	$55
Con-way Inc (b)	4,900	187
CSX Corp (b)	9,184	255		TOTAL CONVERTIBLE PREFERRED STOCKS		$5,038
Deutsche Post AG	18,142	680		PREFERRED STOCKS - 0.24%	Shares Held	Value(000	's)
DSV A/S	5,456	175
East Japan Railway Co	2,600	203		Automobile Manufacturers - 0.02%
Era Group Inc (a),(b)	1,666	47		Porsche Automobil Holding SE	2,106	221
Expeditors International of Washington Inc (b)	5,875	232
FedEx Corp (b)	11,591	1,546		Banks- 0.20%
Kansas City Southern	3,980	374		Ally Financial Inc (f)	902	889
Keio Corp	4,000	28		Capital One Financial Corp	29,252	674
Keisei Electric Railway Co Ltd	7,000	62		SunTrust Banks Inc	48,783	1,089
Landstar System Inc (b)	2,100	121				$2,652
Nippon Express Co Ltd	14,000	65
Nippon Yusen KK	14,000	45		Consumer Products - 0.01%
Norfolk Southern Corp (b)	2,601	239		Henkel AG & Co KGaA	1,028	115
Old Dominion Freight Line Inc (a),(b)	8,587	457
Ryder System Inc	4,600	347		Electric - 0.01%
Teekay Corp	500	30		Cia Energetica de Sao Paulo	11,900	114
TNT Express NV	4,671	45
Tobu Railway Co Ltd	8,000	39
Tokyu Corp	10,000	61		Iron & Steel - 0.00%
Union Pacific Corp (b)	1,800	325		Metalurgica Gerdau SA	5,500	42
United Parcel Service Inc (b),(c)	18,896	1,809		Usinas Siderurgicas de Minas Gerais SA (a)	71	—
Werner Enterprises Inc (b)	1,400	36				$42
West Japan Railway Co	4,500	185		Retail - 0.00%
Yamato Holdings Co Ltd	1,200	25		Lojas Americanas SA	51	1
		$8,851		OSH 1 Liquidating Corp (a),(b),(e)	31	—
Water- 0.00%						$1
American Water Works Co Inc (b)	1,300	58		TOTAL PREFERRED STOCKS		$3,145
					Principal
TOTAL COMMON STOCKS		$760,748		BONDS- 23.01%	Amount (000's)	Value(000	's)
CONVERTIBLE PREFERRED STOCKS -				Aerospace & Defense - 0.06%
0.38%	Shares Held	Value(000	's)	Meccanica Holdings USA Inc
Banks- 0.04%				6.25%, 01/15/2040(f)	$800	$703
Wells Fargo & Co	445	524		Rockwell Collins Inc
				0.59%, 12/15/2016(h)	115	115
Electric - 0.05%						$818
Dominion Resources Inc/VA - Series A	4,239	242		Airlines - 0.07%
Dominion Resources Inc/VA - Series B	2,368	136		American Airlines 2013-2 Class C Pass
NextEra Energy Inc - 5.59% (b)	1,525	92		Through Trust
NextEra Energy Inc - 5.79%	1,950	102		6.00%, 01/15/2017(f)	350	357
NextEra Energy Inc - 5.89%	1,350	80		American Airlines Inc
		$652		7.50%, 03/15/2016(f)	200	207
				Virgin Australia 2013-1B Trust
Food- 0.01%				6.00%, 04/23/2022(e),(f)	360	377
Post Holdings Inc (f)	725	82
						$941

Internet - 0.00%				Apparel - 0.03%
Dropbox Inc (a),(e)	2,671	51		Jones Group Inc / Apparel Group Hold /
				Apparel Group USA / Footwear Acc Retail
				6.88%, 03/15/2019	350	358
Iron & Steel - 0.05%
ArcelorMittal	18,050	426		Automobile Asset Backed Securities - 0.25%
Cliffs Natural Resources Inc	10,174	201		AmeriCredit Automobile Receivables Trust
		$627		2013-4
Oil & Gas - 0.02%				3.31%, 10/08/2019(h)	294	300
Chesapeake Energy Corp (f)	300	335		Ford Credit Auto Owner Trust 2013-C
				0.55%, 04/15/2016(h)	622	623
				Honda Auto Receivables 2013-4 Owner Trust
REITS- 0.21%				0.69%, 09/18/2017(h)	740	742
Crown Castle International Corp	5,600	570		Hyundai Auto Receivables Trust
iStar Financial Inc	9,001	591		1.07%, 07/16/2018	130	130
Weyerhaeuser Co	28,482	1,551		Nissan Auto Receivables 2013-B Owner
		$2,712		Trust
				0.52%, 04/15/2016(h)	555	555

See accompanying notes.

62

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Automobile Asset Backed Securities (continued)					Banks (continued)
Nissan Auto Receivables 2013-C Owner					JP Morgan Chase Bank NA
Trust					6.00%, 10/01/2017	$100	$115
0.67%, 08/15/2018(h)		$645	$646		Morgan Stanley
USAA Auto Owner Trust					6.63%, 04/01/2018	850	1,000
0.57%, 08/15/2017(h)		215	215		Royal Bank of Scotland Group PLC
			$3,211		6.13%, 12/15/2022	1,460	1,532
					Sberbank of Russia Via SB Capital SA
Automobile Floor Plan Asset Backed Securities - 0.07%					5.50%, 02/26/2024(f),(h)	3,000	2,959
Ally Master Owner Trust					Societe Generale SA
0.62%, 01/15/2019(h)		900	901		5.00%, 01/17/2024(f)	900	911
							$42,131
Automobile Manufacturers - 0.54%					Beverages - 0.35%
Chrysler Group LLC / CG Co-Issuer Inc
8.00%, 06/15/2019(f)		300	330		Beam Inc
8.25%, 06/15/2021(f)		400	453		3.25%, 05/15/2022	225	220
Daimler Finance North America LLC					3.25%, 06/15/2023	125	121
0.86%, 03/28/2014(f),(h)		1,400	1,401		CEDC Finance Corp International Inc
					8.00%, 04/30/2018(h)	3,072	2,862
0.92%, 08/01/2016(f),(h)		855	860
					Coca-Cola Co/The
Nissan Motor Acceptance Corp					0.34%, 11/01/2016(h)	985	986
0.00%, 03/03/2017(a),(e),(f),(h),(i)		1,025	1,025
0.95%, 09/26/2016(f),(h)		875	880		Crestview DS Merger Sub II Inc
					10.00%, 09/01/2021(f)	303	335
Volkswagen International Finance NV
0.68%, 11/18/2016(f),(h)		450	450				$4,524
0.83%, 11/20/2014(f),(h)		1,300	1,304		Building Materials - 0.05%
1.00%, 03/21/2014(f),(h)		300	300		CPG Merger Sub LLC
			$7,003		8.00%, 10/01/2021(f)	337	362
					Desarrolladora Homex SAB de CV
Banks- 3.22%					9.75%, 03/25/2020(f)	285	32
ADCB Finance Cayman Ltd
3.13%, 05/28/2023(h)		5,000	4,866		Texas Industries Inc
AKCB Finance Ltd					9.25%, 08/15/2020	200	232
3.25%, 10/22/2018		3,000	3,038				$626
Ally Financial Inc					Chemicals - 0.06%
3.13%, 01/15/2016		100	102		Hercules Inc
3.50%, 07/18/2016		100	103		6.50%, 06/30/2029	330	289
3.50%, 01/27/2019		535	539		Monsanto Co
4.63%, 06/26/2015		400	415		0.44%, 11/07/2016(h)	435	436
5.50%, 02/15/2017		1,100	1,202				$725
6.75%, 12/01/2014		300	312
8.30%, 02/12/2015		1,100	1,171		Coal- 0.01%
Banco Santander Brasil SA/Cayman Islands					Cloud Peak Energy Resources LLC / Cloud
8.00%, 03/18/2016(f)	BRL	2,155	846		Peak Energy Finance Corp
Bank of America Corp					6.38%, 03/15/2024(i)	80	83
1.28%, 01/15/2019(h)		$435	439
2.00%, 01/11/2018		600	603		Cosmetics & Personal Care - 0.03%
5.75%, 12/01/2017		1,400	1,597		Procter & Gamble Co/The
6.00%, 09/01/2017		700	799		0.32%, 11/04/2016(h)	445	445
6.40%, 08/28/2017		300	347
6.88%, 04/25/2018		600	715
Barclays Bank PLC					Credit Card Asset Backed Securities - 0.58%
14.00%, 06/15/2049(h)	GBP	800	1,805		American Express Credit Account Master
BBVA Bancomer SA/Texas					Trust
6.50%, 03/10/2021		$3,600	3,906		0.42%, 01/15/2020(h)	510	511
6.75%, 09/30/2022		1,000	1,098		0.98%, 05/15/2019(h)	265	265
Chinatrust Commercial Bank Hong Kong					American Express Credit Account Master
5.63%, 03/29/2049(h)		4,000	3,990		Trust 2013-1
CIT Group Inc					0.57%, 02/16/2021(h)	410	412
4.25%, 08/15/2017		1,700	1,783		American Express Credit Account Secured
4.75%, 02/15/2015(f)		600	617		Note Trust 2012-4
Credit Suisse/New York NY					0.39%, 05/15/2020(h)	520	519
0.56%, 08/24/2015(h)		1,000	1,000		BA Credit Card Trust
Goldman Sachs Group Inc/The					0.56%, 06/15/2021(h)	315	315
6.15%, 04/01/2018		700	807		Capital One Multi-Asset Execution Trust
HBOS PLC					0.20%, 11/15/2019(h)	530	526
5.37%, 06/30/2021	EUR	1,300	1,903		0.96%, 09/16/2019(h)	425	425
HSBC Bank USA NA/New York NY					Chase Issuance Trust
6.00%, 08/09/2017		$100	113		0.20%, 04/15/2019 (h)	755	750
JP Morgan Chase & Co					1.01%, 10/15/2018(h)	900	902
0.76%, 02/15/2017(h)		400	401		Citibank Credit Card Issuance Trust
4.25%, 11/02/2018	NZD	1,365	1,097		0.00%, 02/22/2019(a),(h),(i)	465	465

See accompanying notes.

63

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Credit Card Asset Backed Securities (continued)					Engineering & Construction (continued)
Citibank Credit Card Issuance Trust					Odebrecht Finance Ltd
(continued)					8.25%, 04/25/2018(f)	BRL	300	$107
0.28%, 12/17/2018(h)		$470	$467		Odebrecht Offshore Drilling Finance Ltd
0.59%, 09/10/2020(h)		425	427		6.75%, 10/01/2022		$3,446	3,545
0.73%, 02/07/2018(h)		900	903					$5,849
1.32%, 09/07/2018(h)		440	445
World Financial Network Credit Card Master					Entertainment - 0.02%
Trust					WMG Acquisition Corp
0.53%, 12/15/2019(h)		305	305		6.00%, 01/15/2021(f)		262	274
			$7,637

Diversified Financial Services - 1.93%					Finance - Mortgage Loan/Banker - 0.21%
Baggot Securities Ltd					Fannie Mae
10.24%, 12/29/2049 (f)	EUR	4,000	5,956		1.63%, 11/27/2018		1,300	1,303
China Overseas Finance Cayman III Ltd					1.88%, 09/18/2018		1,400	1,422
5.38%, 10/29/2023		$3,000	2,948					$2,725
Doric Nimrod Air Finance Alpha Ltd 2012-1					Food- 0.09%
Class A Pass Through Trust					BRF SA
5.13%, 11/30/2024(f)		188	195		7.75%, 05/22/2018(f)	BRL	1,500	517
Ford Motor Credit Co LLC					Cosan Luxembourg SA
1.02%, 01/17/2017(h)		2,425	2,436		9.50%, 03/14/2018(f)		350	128
General Electric Capital Corp					KeHE Distributors LLC / KeHE Finance
0.47%, 01/14/2016(h)		460	460		Corp
7.13%, 12/29/2049(h)		1,000	1,135		7.63%, 08/15/2021(f)		$105	112
GMAC International Finance BV					US Foods Inc
7.50%, 04/21/2015	EUR	100	147		8.50%, 06/30/2019		372	403
Icahn Enterprises LP / Icahn Enterprises								$1,160
Finance Corp
4.88%, 03/15/2019(f)		$763	778		Gas- 0.12%
5.88%, 02/01/2022(f)		655	668		Intergas Finance BV
IM Cedulas 5					6.38%, 05/14/2017		1,500	1,618
3.50%, 06/15/2020	EUR	1,500	2,102
IM Cedulas 7					Healthcare - Products - 0.11%
4.00%, 03/31/2021		1,500	2,158		Baxter International Inc
International Lease Finance Corp					0.41%, 12/11/2014(h)		1,430	1,432
4.88%, 04/01/2015		$700	726
5.75%, 05/15/2016		200	216
8.62%, 09/15/2015(h)		300	331		Healthcare - Services - 0.10%
MAF Global Securities Ltd					CHS/Community Health Systems Inc
7.13%, 10/29/2049(h)		2,500	2,641		6.88%, 02/01/2022(f)		365	388
Schahin II Finance Co SPV Ltd					HCA Inc
5.88%, 09/25/2023(f)		862	843		7.88%, 02/15/2020		500	535
SLM Corp					WellCare Health Plans Inc
6.00%, 01/25/2017		100	109		5.75%, 11/15/2020		372	388
8.00%, 03/25/2020		100	116					$1,311
8.45%, 06/15/2018		500	592		Holding Companies - Diversified - 0.25%
Textron Financial Corp					KazAgro National Management Holding JSC
6.00%, 02/15/2067(f),(h)		700	625
					4.63%, 05/24/2023		3,660	3,322
			$25,182
Electric - 0.70%					Home Builders - 0.03%
Bulgarian Energy Holding EAD					KB Home
4.25%, 11/07/2018	EUR	3,000	4,084		7.00%, 12/15/2021		415	445
Cia de Eletricidade do Estado da Bahia
11.75%, 04/27/2016(f)	BRL	350	141
Enel SpA					Home Equity Asset Backed Securities - 0.68%
8.75%, 09/24/2073(f),(h)		$1,515	1,689		ACE Securities Corp Home Equity Loan Trust
Saudi Electricity Global Sukuk Co 2					Series 2005-HE7
5.06%, 04/08/2043		3,000	2,801		0.60%, 11/25/2035(h)		100	77
Southern California Edison Co					Asset Backed Securities Corp Home Equity
0.30%, 10/01/2014(h)		456	456		Loan Trust Series 2004-HE4
					0.96%, 06/25/2034(h)		100	85
			$9,171		Asset Backed Securities Corp Home Equity
Electronics - 0.05%					Loan Trust Series WMC 2005-HE5
Jabil Circuit Inc					0.76%, 06/25/2035(h)		100	81
4.70%, 09/15/2022		680	673		Bear Stearns Asset Backed Securities I Trust
					2006-HE4
					0.33%, 05/25/2036(h)		376	308
Engineering & Construction - 0.45%					Countrywide Asset-Backed Certificates
OAS Financial Ltd					0.30%, 08/25/2037 (h)		1,600	1,229
8.88%, 04/29/2049(h)		2,500	2,197

See accompanying notes.

64

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Home Equity Asset Backed Securities (continued)					Media- 0.11%
HSI Asset Securitization Corp Trust 2006-					NBCUniversal Enterprise Inc
HE2					5.25%, 12/19/2049(f)	$635	$638
0.27%, 12/25/2036(h)		$2,143	$971		Ottawa Holdings Pte Ltd
IXIS Real Estate Capital Trust 2005-HE4					5.88%, 05/16/2018(f)	1,045	792
0.58%, 02/25/2036(h)		300	243				$1,430
Mastr Asset Backed Securities Trust 2005-
FRE1					Mortgage Backed Securities - 3.18%
0.66%, 10/25/2035(h)		1,188	790		Adjustable Rate Mortgage Trust 2004-4
					2.67%, 03/25/2035(h)	154	145
Mastr Asset Backed Securities Trust 2005-					Adjustable Rate Mortgage Trust 2004-5
NC1					2.56%, 04/25/2035 (h)	179	174
0.91%, 12/25/2034(h)		80	72
					2.61%, 04/25/2035(h)	331	328
Mastr Asset Backed Securities Trust 2006-
AM3					Alternative Loan Trust 2003-20CB
0.33%, 10/25/2036(h)		580	482		5.75%, 10/25/2033	165	174
Morgan Stanley ABS Capital I Inc Trust 2006-					Alternative Loan Trust 2003-4CB
					5.75%, 04/25/2033(h)	361	377
NC4
0.31%, 06/25/2036(h)		341	279		Alternative Loan Trust 2003-9T1
					5.50%, 07/25/2033(h)	143	146
Morgan Stanley ABS Capital I Inc Trust 2007-
HE2					Alternative Loan Trust 2004-14T2
0.25%, 01/25/2037(h)		1,974	1,107		5.50%, 08/25/2034	168	175
Morgan Stanley ABS Capital I Inc Trust 2007-					Alternative Loan Trust 2004-27CB
					6.00%, 12/25/2034(h)	603	599
HE5
0.50%, 03/25/2037(h)		1,881	999		Alternative Loan Trust 2004-J3
Morgan Stanley Home Equity Loan Trust					5.50%, 04/25/2034	161	169
2007-2					Alternative Loan Trust 2005-36
0.33%, 04/25/2037(h)		487	291		0.47%, 08/25/2035(h)	318	233
0.39%, 04/25/2037(h)		2,631	1,586		Alternative Loan Trust 2005-J1
Option One Mortgage Loan Trust 2007-1					5.50%, 02/25/2025	381	388
0.38%, 01/25/2037(h)		198	115		Alternative Loan Trust 2006-2CB
					6.00%, 03/25/2036(h)	368	307
Structured Asset Securities Corp Mortgage
Loan Trust 2006-GEL2					Alternative Loan Trust 2006-4CB
0.53%, 04/25/2036(f),(h)		200	167		5.50%, 04/25/2036	159	146
			$8,882		Alternative Loan Trust 2006-J4
					6.25%, 07/25/2036(h)	178	122
Insurance - 0.51%					Alternative Loan Trust 2007-11T1
American International Group Inc					6.00%, 05/25/2037	121	98
6.77%, 11/15/2017	GBP	1,000	1,932		Alternative Loan Trust 2007-4CB
Assicurazioni Generali SpA					5.75%, 04/25/2037	189	170
7.75%, 12/12/2042	EUR	1,200	1,971		Banc of America Alternative Loan Trust 2003-
Jackson National Life Global Funding					10
1.25%, 02/21/2017(f)		$1,000	993		5.50%, 12/25/2033	215	221
MetLife Capital Trust IV					5.50%, 12/25/2033(h)	325	334
7.88%, 12/15/2067(f)		500	584		Banc of America Alternative Loan Trust 2003-
Stone Street Trust					8
5.90%, 12/15/2015(f)		1,150	1,244		5.50%, 10/25/2033	226	234
			$6,724		Banc of America Alternative Loan Trust 2005-
					10
Investment Companies - 0.43%					5.75%, 11/25/2035(h)	993	928
1MDB Global Investments Ltd					Banc of America Commercial Mortgage Trust
4.40%, 03/09/2023(e)		6,000	5,636
					2007-2
					5.58%, 04/10/2049(h)	42	46
Iron & Steel - 0.42%					Banc of America Funding 2004-B Trust
Edgen Murray Corp					2.58%, 11/20/2034(h)	315	299
8.75%, 11/01/2020(f)		392	453		Banc of America Funding 2005-5 Trust
Samarco Mineracao SA					5.50%, 09/25/2035	140	147
5.75%, 10/24/2023		5,000	5,025		Banc of America Funding 2005-7 Trust
			$5,478		5.75%, 11/25/2035(h)	253	260
					Banc of America Funding 2007-E Trust
Lodging - 0.07%					2.75%, 09/20/2047(h)	363	273
MGM Resorts International					Banc of America Funding Corp
6.63%, 07/15/2015		800	853		0.61%, 07/25/2037(f),(h)	169	108
					Banc of America Mortgage 2005-A Trust
Machinery - Construction & Mining - 0.05%					3.06%, 02/25/2035(h)	104	105
BlueLine Rental Finance Corp					Banc of America Mortgage 2006-B Trust
7.00%, 02/01/2019(f)		70	74		6.06%, 11/20/2046(h)	92	79
Caterpillar Financial Services Corp					Bear Stearns ARM Trust 2004-10
0.00%, 03/03/2017(a),(h),(i)		530	530		2.69%, 01/25/2035(h)	8	8
			$604		Bear Stearns ARM Trust 2005-12
					2.57%, 02/25/2036(h)	202	160

See accompanying notes.

65

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities				Deutsche Alt-A Securities Inc Mortgage Loan
Trust 2004-PWR2				Trust Series 2005-3
6.55%, 05/11/2039(f),(h)	$105	$108		5.25%, 06/25/2035	$235	$240
Chase Mortgage Finance Trust Series 2007-				Deutsche Alt-A Securities Inc Mortgage Loan
A1				Trust Series 2005-5
2.67%, 02/25/2037(h)	289	285		5.50%, 11/25/2035	187	174
CHL Mortgage Pass-Through Trust 2003-57				Deutsche Alt-A Securities Inc Mortgage Loan
5.50%, 01/25/2034	205	214		Trust Series 2005-6
CHL Mortgage Pass-Through Trust 2004-				5.50%, 12/25/2035(h)	182	154
HYB4				Extended Stay America Trust 2013-ESH
2.50%, 09/20/2034(h)	86	85		4.04%, 12/05/2031(f),(h)	857	883
CHL Mortgage Pass-Through Trust 2004-				Fannie Mae Trust 2002-W8
HYB8				0.56%, 09/25/2032(h)	95	94
3.56%, 01/20/2035(h)	163	161		FDIC 2013-N1 Trust
CHL Mortgage Pass-Through Trust 2005-1				4.50%, 10/25/2018(f)	289	293
0.48%, 03/25/2035(h)	340	260		FHLMC Multifamily Structured Pass Through
CHL Mortgage Pass-Through Trust 2005-11				Certificates
0.43%, 04/25/2035(h)	186	152		1.57%, 10/25/2021(d),(h)	196	19
CHL Mortgage Pass-Through Trust 2005-13				First Horizon Mortgage Pass-Through Trust
5.50%, 06/25/2035	9	9		2005-AR3
CHL Mortgage Pass-Through Trust 2005-21				2.61%, 08/25/2035(h)	348	328
5.50%, 10/25/2035(h)	303	275		GE Commercial Mortgage Corp Series 2007-
CHL Mortgage Pass-Through Trust 2005-31				C1 Trust
5.12%, 01/25/2036(h)	282	256		5.48%, 12/10/2049	921	1,005
CHL Mortgage Pass-Through Trust 2006-20				Ginnie Mae
6.00%, 02/25/2037(h)	397	365		0.51%, 07/16/2050(h)	5,269	178
Citicorp Mortgage Securities Trust Series				1.05%, 01/16/2053(h)	9,650	778
2006-4				1.06%, 06/16/2052(h)	1,747	125
6.00%, 08/25/2036(h)	142	145		GMACM Mortgage Loan Trust 2003-J7
Citigroup Commercial Mortgage Trust 2013-				5.00%, 11/25/2033	37	38
375P				GMACM Mortgage Loan Trust 2005-AR4
3.52%, 05/10/2035(f),(h)	370	335		3.10%, 07/19/2035(h)	207	191
Citigroup Mortgage Loan Trust 2005-11				GMACM Mortgage Loan Trust 2005-AR6
2.51%, 10/25/2035(h)	392	388		2.69%, 11/19/2035(h)	523	493
Citigroup Mortgage Loan Trust 2007-AR4				GS Mortgage Securities Trust 2007-GG10
2.79%, 03/25/2037(h)	216	169		5.81%, 08/10/2045(h)	450	471
Citigroup Mortgage Loan Trust Inc				GSC Capital Corp Mortgage Trust 2006-2
2.61%, 05/25/2035(h)	57	55		0.34%, 05/25/2036(h)	254	180
CitiMortgage Alternative Loan Trust Series				GSR Mortgage Loan Trust 2004-12
2006-A3				2.55%, 12/25/2034(h)	745	735
6.00%, 07/25/2036	73	65		GSR Mortgage Loan Trust 2004-14
CitiMortgage Alternative Loan Trust Series				2.75%, 12/25/2034(h)	268	268
2006-A4				GSR Mortgage Loan Trust 2005-AR6
6.00%, 09/25/2036	412	359		2.68%, 09/25/2035(h)	365	362
CitiMortgage Alternative Loan Trust Series				GSR Mortgage Loan Trust 2006-8F
2007-A6				6.00%, 09/25/2036	348	295
6.00%, 06/25/2037(h)	204	172		HarborView Mortgage Loan Trust 2005-9
6.00%, 06/25/2037(h)	318	269		0.49%, 06/20/2035(h)	572	537
CitiMortgage Alternative Loan Trust Series				Hilton USA Trust 2013-HLT
2007-A8				3.71%, 11/05/2030(f),(h)	275	278
6.00%, 10/25/2037(h)	320	278		4.41%, 11/05/2030(f),(h)	190	194
COBALT CMBS Commercial Mortgage Trust				4.45%, 11/05/2030(f),(h)	215	221
2006-C1				Impac Secured Assets Trust 2006-4
5.25%, 08/15/2048	325	336		0.33%, 01/25/2037(h)	206	168
Credit Suisse First Boston Mortgage Securities				IndyMac INDX Mortgage Loan Trust 2005-
Corp				AR16IP
2.57%, 05/25/2034(h)	375	363		0.80%, 07/25/2045(h)	368	333
2.60%, 12/25/2033(h)	118	114		IndyMac INDX Mortgage Loan Trust 2006-
2.66%, 11/25/2033(h)	141	135		AR5
5.25%, 05/25/2028	89	90		4.49%, 05/25/2036(h)	247	214
5.50%, 11/25/2035	265	236		JP Morgan Alternative Loan Trust
CSMC Mortgage-Backed Trust 2006-8				2.44%, 03/25/2036(h)	510	443
6.50%, 10/25/2021(h)	147	122		4.58%, 03/25/2036(h)	35	29
CSMC Series 2011-6R				JP Morgan Chase Commercial Mortgage
3.71%, 04/28/2037(f),(h)	444	276		Securities Trust 2006-LDP8
Del Coronado Trust 2013-DEL MZ				5.40%, 05/15/2045	1,353	1,476
5.15%, 03/15/2018(e),(f),(h)	200	201		JP Morgan Chase Commercial Mortgage
				Securities Trust 2006-LDP9
				5.26%, 05/15/2047	95	102

See accompanying notes.

66

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage				Residential Asset Securitization Trust 2007-
Securities Trust 2007-LDP10				A6
5.46%, 01/15/2049	$250	$262		6.00%, 06/25/2037(h)		$257	$228
JP Morgan Chase Commercial Mortgage				RFMSI Series 2006-S1 Trust
Securities Trust 2013-JWRZ MZ				5.75%, 01/25/2036		221	228
6.15%, 04/15/2018(e),(f),(h)	134	135		RMAC Securities PLC
JP Morgan Mortgage Trust 2005-A2				0.67%, 06/12/2044(h)	GBP	574	895
2.49%, 04/25/2035(h)	386	387		STARM Mortgage Loan Trust 2007-1
JP Morgan Mortgage Trust 2005-A5				6.00%, 02/25/2037(h)		$1,044	1,036
2.86%, 08/25/2035(h)	167	169		Structured Adjustable Rate Mortgage Loan
JP Morgan Mortgage Trust 2005-S3				Trust
6.00%, 01/25/2036(h)	393	347		0.47%, 07/25/2035(h)		132	108
6.00%, 01/25/2036(h)	443	391		2.40%, 11/25/2034(h)		515	506
JP Morgan Mortgage Trust 2006-A7				Structured Asset Mortgage Investments II
2.53%, 01/25/2037(h)	476	422		Trust 2006-AR3
JP Morgan Mortgage Trust 2007-S1				0.37%, 04/25/2036(h)		644	478
5.75%, 03/25/2037	409	336		Structured Asset Securities Corp Mortgage
Lehman Mortgage Trust 2006-1				Pass-Through Certificates Series 2004-20
5.50%, 02/25/2036	58	59		5.75%, 11/25/2034		267	288
MASTR Adjustable Rate Mortgages Trust				Structured Asset Securities Mortgage Pass-
2004-7				Through Certificates Series 2001-21A
2.50%, 07/25/2034(h)	513	508		2.23%, 01/25/2032(h)		32	28
MASTR Adjustable Rate Mortgages Trust				Thornburg Mortgage Securities Trust 2007-2
2006-2				1.41%, 06/25/2037(h)		72	62
2.63%, 01/25/2036(h)	77	74		5.75%, 06/25/2037(h)		288	279
2.70%, 04/25/2036(h)	301	287		Wachovia Bank Commercial Mortgage Trust
MASTR Alternative Loan Trust 2003-9				Series 2007-C33
5.25%, 11/25/2033	136	141		5.93%, 02/15/2051(h)		174	192
MASTR Alternative Loan Trust 2004-5				WaMu Mortgage Pass-Through Certificates
5.50%, 06/25/2034	154	161		Series 2002-AR9 Trust
6.00%, 06/25/2034	169	178		1.53%, 08/25/2042(h)		19	18
MASTR Alternative Loan Trust 2004-8				WaMu Mortgage Pass-Through Certificates
6.00%, 09/25/2034	381	390		Series 2004-AR14 Trust
Merrill Lynch Alternative Note Asset Trust				2.40%, 01/25/2035(h)		305	307
Series 2007-F1				WaMu Mortgage Pass-Through Certificates
6.00%, 03/25/2037	355	259		Series 2004-CB2 Trust
6.00%, 03/25/2037	193	141		5.50%, 07/25/2034		109	115
Merrill Lynch Mortgage Investors Trust Series				WaMu Mortgage Pass-Through Certificates
MLCC 2005-3				Series 2006-AR19 Trust
0.41%, 11/25/2035(h)	83	78		0.87%, 01/25/2047(h)		914	876
0.41%, 11/25/2035(h)	545	524		2.03%, 01/25/2047(h)		441	398
Merrill Lynch Mortgage Investors Trust Series				WaMu Mortgage Pass-Through Certificates
MLCC 2006-2				Series 2006-AR7 Trust
2.10%, 05/25/2036(h)	93	94		2.28%, 07/25/2046(h)		375	364
Merrill Lynch Mortgage Investors Trust Series				WaMu Mortgage Pass-Through Certificates
MLCC 2007-1				Series 2006-AR8 Trust
2.57%, 01/25/2037(h)	166	158		2.41%, 08/25/2036(h)		226	196
Morgan Stanley Capital I Trust 2007-HQ12				Washington Mutual Mortgage Pass-Through
5.61%, 04/12/2049(h)	279	305		Certificates WMALT Series 2006-2 Trust
Morgan Stanley Capital I Trust 2007-IQ14				6.00%, 03/25/2036(h)		218	192
5.66%, 04/15/2049(h)	387	428		Wells Fargo Mortgage Backed Securities
Morgan Stanley Mortgage Loan Trust 2006-				2003-J Trust
11				2.61%, 10/25/2033(h)		74	75
6.00%, 08/25/2036(h)	263	230		Wells Fargo Mortgage Backed Securities
Motel 6 Trust				2004-A Trust
3.78%, 10/05/2025(f)	200	202		2.63%, 02/25/2034(h)		227	232
NAAC Reperforming Loan REMIC Trust				Wells Fargo Mortgage Backed Securities
Certificates Series 2004-R3				2005-11 Trust
0.61%, 02/25/2035(f),(h)	949	796		5.50%, 11/25/2035		89	93
Provident Funding Mortgage Loan Trust 2005-				Wells Fargo Mortgage Backed Securities
2				2005-12 Trust
2.65%, 10/25/2035(h)	174	172		5.50%, 11/25/2035		141	145
RALI Series 2004-QS2 Trust				Wells Fargo Mortgage Backed Securities
5.50%, 02/25/2034	333	335		2005-16 Trust
RALI Series 2007-QH7 Trust				6.00%, 01/25/2036(h)		365	361
0.41%, 08/25/2037(h)	805	585		Wells Fargo Mortgage Backed Securities
Residential Asset Securitization Trust 2005-				2005-17 Trust
A8CB				5.50%, 01/25/2036(h)		175	180
5.38%, 07/25/2035	548	471

See accompanying notes.

67

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)					Other Asset Backed Securities (continued)
Wells Fargo Mortgage Backed Securities					Merrill Lynch Mortgage Investors Trust Series
2005-AR10 Trust					2005-FM1
2.62%, 06/25/2035(h)		$172	$174		0.64%, 05/25/2036(h)	$300	$261
			$41,609		Merrill Lynch Mortgage Investors Trust Series
					2006-RM4
Municipals - 0.01%					0.24%, 09/25/2037(h)	72	19
Junta de Castilla y Leon					Newcastle CDO V Ltd
6.51%, 03/01/2019	EUR	100	162		0.59%, 12/24/2039(f),(h)	200	195
					Ownit Mortgage Loan Trust Series 2005-5
Oil & Gas - 1.82%					0.76%, 10/25/2036(h)	180	122
BP Capital Markets PLC					Park Place Securities Inc Asset-Backed Pass-
0.66%, 11/07/2016(h)		$385	387		Through Certificates Series 2005-WCW
Continental Resources Inc/OK					0.69%, 07/25/2035(h)	200	161
5.00%, 09/15/2022		860	901		Park Place Securities Inc Asset-Backed Pass-
Gazprom OAO Via Gaz Capital SA					Through Certificates Series 2005-WCW3
4.95%, 07/19/2022		3,000	2,903		0.65%, 08/25/2035(h)	100	76
OGX Austria GmbH					Popular ABS Mortgage Pass-Through Trust
0.00%, 06/01/2018(a),(f)		800	46		2006-A
8.38%, 04/01/2022(f)		1,100	63		0.55%, 02/25/2036(h)	200	153
Pacific Rubiales Energy Corp					RAMP Series 2004-RS11 Trust
5.38%, 01/26/2019(f)		2,500	2,575		1.26%, 11/25/2034(h)	107	101
Pertamina Persero PT					Rise Ltd
6.00%, 05/03/2042		2,500	2,181		4.75%, 02/15/2039(e),(h)	1,000	1,008
Petroleos de Venezuela SA					Securitized Asset Backed Receivables LLC
5.25%, 04/12/2017		8,400	5,993		Trust 2005-OP1
5.50%, 04/12/2037		1,200	615		0.83%, 01/25/2035(h)	168	151
6.00%, 11/15/2026		4,000	2,220		Sierra Madre Funding Ltd
8.50%, 11/02/2017		5,000	4,038		0.54%, 09/07/2039(d),(e),(f),(h)	488	352
Petroleos Mexicanos					0.56%, 09/07/2039(d),(e),(f),(h)	1,194	863
7.65%, 11/24/2021(f),(h)	MXN	6,500	507		Sierra Timeshare 2012-1 Receivables Funding
Plains Exploration & Production Co					LLC
6.88%, 02/15/2023		$300	334		2.84%, 11/20/2028(f)	60	61
Rosneft Finance SA					Sierra Timeshare 2013-1 Receivables Funding
6.63%, 03/20/2017		500	550		LLC
Shell International Finance BV					1.59%, 11/20/2029(f),(h)	295	296
0.45%, 11/15/2016(h)		455	456		Sierra Timeshare 2013-3 Receivables Funding
			$23,769		LLC
					2.20%, 10/20/2030(f),(h)	432	434
Other Asset Backed Securities - 0.87%					Structured Asset Securities Corp Mortgage
ABFC 2007-WMC1 Trust					Loan Trust 2006-BC4
1.16%, 06/25/2037(h)		93	63		0.33%, 12/25/2036(h)	200	157
Ameriquest Mortgage Securities Trust 2006-					TAL Advantage V LLC
R1					3.55%, 11/20/2038(f),(h)	512	516
0.55%, 03/25/2036(h)		300	247		Triaxx Prime CDO 2007-1 Ltd
Bear Stearns Asset Backed Securities Trust					0.42%, 10/02/2039(f),(h)	171	115
2006-3					VOLT NPL X LLC
0.61%, 08/25/2036(h)		300	241		3.96%, 11/25/2053(e),(f),(h)	392	395
Belle Haven ABS CDO Ltd							$11,321
0.60%, 11/03/2044(d),(f),(h)		130	56
0.64%, 11/03/2044(d),(f),(h)		177	76		Packaging & Containers - 0.08%
Carrington Mortgage Loan Trust Series 2005-					Ardagh Packaging Finance PLC
OPT2					9.13%, 10/15/2020(f)	410	455
0.86%, 05/25/2035(h)		200	136		Ball Corp
COA Summit CLO Ltd 2014-1					5.75%, 05/15/2021	435	463
0.00%, 04/20/2023(a),(e),(f),(h),(i)		2,200	2,200		Beverage Packaging Holdings Luxembourg II
Countrywide Asset-Backed Certificates					SA / Beverage Packaging Holdings II
0.31%, 06/25/2047(h)		1,200	897		6.00%, 06/15/2017(f)	125	130
0.35%, 06/25/2047(h)		1,600	1,216				$1,048
First Franklin Mortgage Loan Trust 2004-FF8
1.58%, 10/25/2034(h)		91	67		Pharmaceuticals - 0.06%
					BioScrip Inc
GSAMP Trust 2006-NC2					8.88%, 02/15/2021(f)	380	390
0.40%, 06/25/2036(h)		260	148
					Johnson & Johnson
HSI Asset Securitization Corp Trust 2005-I1					0.30%, 11/28/2016(h)	430	430
0.55%, 11/25/2035(h)		200	128
Huntington CDO Ltd							$820
0.51%, 11/05/2040(d),(f),(h)		189	170		Pipelines - 0.01%
JP Morgan Mortgage Acquisition Trust 2006-					Copano Energy LLC / Copano Energy Finance
WMC3					Corp
0.27%, 08/25/2036(h)		464	240		7.13%, 04/01/2021	68	78

See accompanying notes.

68

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Real Estate - 0.14%					Telecommunications (continued)
Lai Sun International Finance 2012 Ltd					Embarq Corp
5.70%, 01/18/2018		$1,000	$985		8.00%, 06/01/2036		$600	$639
Rialto Holdings LLC / Rialto Corp					Millicom International Cellular SA
7.00%, 12/01/2018(f)		863	880		6.63%, 10/15/2021(f)		1,800	1,877
			$1,865		Sprint Communications Inc
					6.00%, 12/01/2016		800	875
REITS- 0.02%					Telecom Italia Capital SA
Host Hotels & Resorts LP					6.00%, 09/30/2034		240	225
5.25%, 03/15/2022		265	288		6.38%, 11/15/2033		140	137
					7.72%, 06/04/2038		120	128
Retail - 0.24%					Verizon Communications Inc
Edcon Pty Ltd					1.77%, 09/15/2016(h)		1,200	1,233
9.50%, 03/01/2018	EUR	2,000	2,705		1.99%, 09/14/2018(h)		400	419
Foot Locker Inc					2.50%, 09/15/2016		300	311
8.50%, 01/15/2022		$410	488		3.65%, 09/14/2018		200	213
			$3,193		4.50%, 09/15/2020		200	217
					Virgin Media Finance PLC
Software - 0.05%					4.88%, 02/15/2022		275	248
Blackboard Inc								$7,311
7.75%, 11/15/2019(f)		665	688
					Transportation - 0.05%
					Canadian National Railway Co
Sovereign - 4.25%					0.44%, 11/06/2015(h)		610	610
Argentina Bonar Bonds
7.00%, 04/17/2017		2,000	1,687
Brazilian Government International Bond					Trucking & Leasing - 0.02%
8.50%, 01/05/2024	BRL	1,945	751		Aviation Capital Group Corp
Cyprus Government International Bond					3.88%, 09/27/2016(d),(f)		200	207
3.75%, 11/01/2015(f)	EUR	1,750	2,295
4.63%, 02/03/2020(f)		6,000	7,412		TOTAL BONDS			$300,705
Hellenic Republic Government International						Principal
Bond					CONVERTIBLE BONDS - 3.76%	Amount (000's)		Value(000	's)
5.00%, 08/22/2016	JPY	225,000	2,089
Iceland Government International Bond					Aerospace & Defense - 0.02%
5.88%, 05/11/2022		$2,350	2,511		L-3 Communications Holdings Inc
					3.00%, 08/01/2035(b)		225	293
Mexican Bonos
6.50%, 06/10/2021(h)	MXN	45,750	3,568
7.75%, 12/14/2017(h)		26,000	2,159		Airlines - 0.03%
7.75%, 11/13/2042(h)		35,500	2,791		Lufthansa Malta Blues LP
8.50%, 12/13/2018(h)		24,000	2,058		0.75%, 04/05/2017	EUR	200	387
Mexico Cetes
0.00%, 03/13/2014(a)		50,000	377
0.00%, 05/22/2014(a),(e)		470,000	3,519		Automobile Manufacturers - 0.16%
0.00%, 05/29/2014(a)		250,000	1,869		Ford Motor Co
0.00%, 08/07/2014(a),(e)		200,000	1,486		4.25%, 11/15/2016		$430	775
0.00%, 08/21/2014(a)		300,000	2,225		Tesla Motors Inc
Perusahaan Penerbit SBSN Indonesia					1.50%, 06/01/2018		325	661
6.13%, 03/15/2019(f)		$2,361	2,573		Volkswagen International Finance NV
					5.50%, 11/09/2015(f)	EUR	400	640
Residual Funding Corp Principal Strip
0.00%, 10/15/2019(a),(j)		100	89					$2,076
Slovenia Government Bond					Biotechnology - 0.27%
2.75%, 03/17/2015	EUR	400	563		BioMarin Pharmaceutical Inc
4.38%, 04/02/2014		500	692		0.75%, 10/15/2018		$83	97
Slovenia Government International Bond					1.50%, 10/15/2020		81	97
4.13%, 02/18/2019(f)		$900	925		Exelixis Inc
4.70%, 11/01/2016(d),(f)	EUR	500	734		4.25%, 08/15/2019(b)		200	284
5.25%, 02/18/2024(f),(k)		$6,000	6,129		Gilead Sciences Inc
Slovenia Ministry of Finance Treasury Bill					1.63%, 05/01/2016		300	1,091
0.00%, 10/16/2014(a)	EUR	400	549		Regeneron Pharmaceuticals Inc
0.00%, 02/12/2015(a)		1,400	1,913		1.88%, 10/01/2016(b)		450	1,779
Spain Government Bond					Theravance Inc
4.80%, 01/31/2024		3,000	4,600		2.13%, 01/15/2023		100	149
			$55,564					$3,497

Telecommunications - 0.56%					Building Materials - 0.11%
America Movil SAB de CV					Cemex SAB de CV
3.13%, 07/16/2022		$200	189		3.25%, 03/15/2016(b)		1,000	1,410
Brasil Telecom SA
9.75%, 09/15/2016(f)	BRL	605	232
Cricket Communications Inc
7.75%, 10/15/2020		$325	368

See accompanying notes.

69

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)

Coal- 0.03%				Iron & Steel - 0.05%
Alpha Natural Resources Inc				United States Steel Corp
3.75%, 12/15/2017	$200	$185		2.75%, 04/01/2019	$284	$341
4.88%, 12/15/2020	100	94		4.00%, 05/15/2014	250	251
Peabody Energy Corp						$592
4.75%, 12/15/2066	195	155
		$434		Lodging - 0.09%
				MGM Resorts International
Commercial Services - 0.14%				4.25%, 04/15/2015(b)	800	1,233
Avis Budget Group Inc
3.50%, 10/01/2014(b)	625	1,825
				Machinery - Diversified - 0.03%
				Chart Industries Inc
Computers - 0.03%				2.00%, 08/01/2018(b)	300	419
SanDisk Corp

1.50%, 08/15/2017	235	359		Mining - 0.01%
				Stillwater Mining Co
Electric - 0.01%				1.75%, 10/15/2032	100	121
NRG Yield Inc
3.50%, 02/01/2019(f)	125	126
				Oil & Gas - 0.25%
				Chesapeake Energy Corp
Electrical Components & Equipment - 0.22%				2.50%, 05/15/2037	225	230
General Cable Corp				2.75%, 11/15/2035	65	68
5.00%, 11/15/2029(b),(h)	2,000	2,255		Essar Energy Investment Ltd
SunPower Corp				4.25%, 02/01/2016	3,500	2,922
4.50%, 03/15/2015(b)	400	613				$3,220

		$2,868		Oil & Gas Services - 0.04%
Environmental Control - 0.04%				Exterran Holdings Inc
Covanta Holding Corp				4.25%, 06/15/2014(b)	125	221
3.25%, 06/01/2014(b)	500	579		Hornbeck Offshore Services Inc
				1.50%, 09/01/2019	315	356

Healthcare - Products - 0.03%						$577
Hologic Inc				Pharmaceuticals - 0.06%
2.00%, 03/01/2042	435	446		Herbalife Ltd
				2.00%, 08/15/2019(f)	150	144
Home Builders - 0.15%				Mylan Inc/PA
Lennar Corp				3.75%, 09/15/2015	145	606
2.75%, 12/15/2020(b),(f)	775	1,560				$750
Standard Pacific Corp				REITS- 0.34%
1.25%, 08/01/2032	300	397		Annaly Capital Management Inc
		$1,957		5.00%, 05/15/2015(b)	350	357
Insurance - 0.20%				Digital Realty Trust LP
				5.50%, 04/15/2029(b),(f)	125	172
MGIC Investment Corp				Extra Space Storage LP
2.00%, 04/01/2020	300	441		2.38%, 07/01/2033 (f)	100	105
5.00%, 05/01/2017(b)	400	464
Radian Group Inc				Health Care REIT Inc
				3.00%, 12/01/2029(b)	825	975
2.25%, 03/01/2019	800	1,255		Host Hotels & Resorts LP
3.00%, 11/15/2017	275	416		2.50%, 10/15/2029 (b),(f)	750	1,141
		$2,576		SL Green Operating Partnership LP
Internet - 0.64%				3.00%, 10/15/2017(b),(f)	1,250	1,625
Equinix Inc						$4,375
4.75%, 06/15/2016(b)	1,325	3,079
priceline.com Inc				Semiconductors - 0.71%
0.35%, 06/15/2020(f)	548	696		Intel Corp
1.00%, 03/15/2018	209	322		2.95%, 12/15/2035	160	183
VeriSign Inc				3.25%, 08/01/2039	275	371
3.25%, 08/15/2037(b)	2,375	4,018		Microchip Technology Inc
				2.13%, 12/15/2037(b)	1,175	2,080
Web.com Group Inc				Micron Technology Inc
1.00%, 08/15/2018	200	247		2.13%, 02/15/2033 (f)	200	455
		$8,362		2.38%, 05/01/2032	975	2,496
Investment Companies - 0.04%				3.13%, 05/01/2032	570	1,439
Ares Capital Corp				Novellus Systems Inc
5.75%, 02/01/2016(b),(f)	525	572		2.63%, 05/15/2041	240	389
				NVIDIA Corp
				1.00%, 12/01/2018(f)	275	306
				SunEdison Inc
				2.00%, 10/01/2018(f)	200	288

See accompanying notes.

70

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)

Semiconductors (continued)				Automobile Parts & Equipment - 0.03%
SunEdison Inc (continued)				TI Group Automotive Systems LLC, Term
2.75%, 01/01/2021(f)	$100	$146		Loan B
Xilinx Inc				5.50%, 03/27/2019(h)	$392	$395
2.63%, 06/15/2017	190	344

3.13%, 03/15/2037	450	801		Beverages - 0.03%
		$9,298		DS Waters of America Inc, Term Loan
Software - 0.02%				5.25%, 08/19/2020(h)	369	375
Nuance Communications Inc
2.75%, 11/01/2031	305	302		Building Materials - 0.01%
				Quikrete Cos Inc/The, Term Loan B
Telecommunications - 0.03%				4.00%, 09/18/2020(h)	145	145
Ciena Corp
3.75%, 10/15/2018(f)	270	398
				Chemicals - 0.16%
				Axalta Coating Systems US Holdings Inc,
Transportation - 0.01%				Term Loan
UTi Worldwide Inc				4.00%, 02/01/2020(h)	244	245
4.50%, 03/01/2019(e),(f),(i)	100	103		Chemtura Corp, Term Loan B
				3.50%, 08/29/2016(h)	55	56
TOTAL CONVERTIBLE BONDS		$49,155		Huntsman International LLC, Term Loan B
	Principal			0.00%, 01/31/2021(h),(l)	360	360
MUNICIPAL BONDS - 0.02%	Amount (000's)	Value(000	's)	MacDermid Inc, Term Loan
				4.00%, 06/05/2020(h)	154	155
Texas- 0.02%				Nexeo Solutions LLC, Term Loan B1
North Texas Higher Education Authority Inc				5.00%, 09/08/2017(h)	359	357
1.35%, 04/01/2040(h)	$203	$206		Nexeo Solutions LLC, Term Loan B2
				5.00%, 09/08/2017(h)	83	82
TOTAL MUNICIPAL BONDS		$206		OCI Beaumont LLC, Term Loan B2
SENIOR FLOATING RATE INTERESTS -	Principal			6.25%, 08/13/2019(h)	97	98
2.99%	Amount (000's)	Value(000	's)	Taminco Global Chemical Corp, Term Loan
Advertising - 0.06%				B
				3.25%, 02/15/2019(h)	195	195
Acosta Inc, Term Loan
4.25%, 03/03/2018(h)	$129	$130		Tata Chemicals North America Inc, Term
Affinion Group Inc, Term Loan B				Loan B
				3.75%, 08/07/2020(h)	95	95
6.75%, 10/09/2016(h)	180	177
Catalina Marketing Corp, Term Loan B				Univar Inc, Term Loan B
				5.00%, 06/30/2017(h)	428	425
5.25%, 10/07/2020(h)	324	326
Getty Images Inc, Term Loan B						$2,068
4.75%, 10/03/2019(h)	228	217		Coal- 0.14%
		$850		Arch Coal Inc, Term Loan
				6.25%, 05/16/2018(h)	1,295	1,277
Aerospace & Defense - 0.08%				Murray Energy Corp, Term Loan B
Accudyne Industries Borrower SCA, Term				5.25%, 11/21/2019 (h)	234	237
Loan
4.00%, 12/05/2019(h)	833	834		Peabody Energy Corp, Term Loan B
				4.25%, 09/20/2020(h)	299	300
Sequa Corp, Term Loan B
5.25%, 05/29/2017(h)	124	122				$1,814
TransDigm Inc, Term Loan C				Commercial Services - 0.23%
3.75%, 02/28/2020(h)	85	85		Audio Visual Services Corp, Term Loan
		$1,041		4.50%, 01/22/2021(h)	160	161
Agriculture - 0.03%				Brand Energy & Infrastructure Services Inc,
Arysta Lifescience SPC LLC, Term Loan				Term Loan B
				4.75%, 11/20/2020(h)	439	440
4.50%, 05/22/2020(h)	214	215
Pinnacle Operating Corp, Term Loan B				Brickman Group Ltd LLC/The, Term Loan B
				4.00%, 12/18/2020(h)	155	156
4.75%, 11/14/2018(h)	168	168
				Drew Marine, Term Loan
		$383		4.50%, 11/19/2020(h)	22	22
Automobile Manufacturers - 0.13%				Garda World Security Corp, Delayed-Draw
Chrysler Group LLC, Term Loan B				Term Loan B
3.25%, 12/05/2018(h)	1,000	995		3.99%, 11/06/2020(h)	40	40
3.50%, 05/24/2017(h)	516	517		Garda World Security Corp, Term Loan B
Navistar Inc, Term Loan B				4.00%, 11/06/2020(h)	156	157
5.75%, 08/16/2017(h)	175	177		Harland Clarke Holdings Corp, Term Loan B
		$1,689		5.50%, 06/30/2017(h)	310	309
				Inmar Inc, Term Loan B
				4.25%, 01/27/2021(h)	363	361
				KAR Auction Services Inc, Term Loan B
				3.75%, 05/19/2017(h)	199	199

See accompanying notes.

71

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Commercial Services (continued)			Entertainment - 0.03%
Pacific Industrial Services BidCo Pty Ltd,			Kasima LLC, Term Loan B
Term Loan B			3.25%, 05/17/2021(h)	$265	$265
5.00%, 09/24/2018(h)	$259	$263	WMG Acquisition Corp, Term Loan B
Sedgwick Inc, Term Loan			3.75%, 07/07/2020(h)	123	123
0.00%, 02/11/2021(h),(l)	465	463			$388
TMS International Corp, Term Loan B
4.50%, 10/02/2020(h)	440	444	Environmental Control - 0.01%
		$3,015	Metal Services LLC, Term Loan B
			6.00%, 06/30/2017(h)	158	159
Computers - 0.02%
Oberthur Technologies of America Corp, Term
Loan B2			Food- 0.20%
5.75%, 10/09/2019(h)	140	141	ARAMARK Corp, Term Loan F
			3.25%, 02/21/2021(h)	415	413
SunGard Data Systems Inc, Term Loan E
4.00%, 03/07/2020(h)	154	155	Big Heart Pet Brands, Term Loan B
			3.50%, 02/21/2020(h)	785	785
		$296	Del Monte Foods Inc, Term Loan B
Consumer Products - 0.05%			4.25%, 01/26/2021(h)	155	155
Dell International LLC, Term Loan B			HJ Heinz Co, Term Loan B2
4.50%, 03/24/2020(h)	374	373	3.50%, 03/27/2020(h)	299	301
Dell International LLC, Term Loan C			3.50%, 03/27/2020(h)	398	401
3.75%, 09/24/2018(h)	98	97	Hostess Brands Inc, Term Loan B
Jarden Corp, Term Loan B1			6.75%, 03/12/2020(h)	260	270
2.91%, 09/30/2020(h)	140	140	Reddy Ice Corp, Term Loan
		$610	6.75%, 05/01/2019(h)	175	174
			Sprouts Farmers Markets Holdings LLC, Term
Distribution & Wholesale - 0.01%			Loan
Spin Holdco Inc, Term Loan B			4.00%, 04/12/2020(h)	145	145
4.25%, 11/08/2019(h)	90	90
					$2,644

			Food Service - 0.01%
Diversified Financial Services - 0.15%			Brasa Inc, Term Loan
American Beacon Advisors Inc, Term Loan B			11.00%, 01/18/2020(h)	84	84
4.75%, 11/20/2019(h)	340	340
Aptean Holdings Inc, Term Loan
0.00%, 02/21/2020(h),(l)	450	446	Hand & Machine Tools - 0.01%
Connolly Holdings Inc, Term Loan B			Harbor Freight Tools USA Inc, Term Loan B
5.00%, 01/22/2021(h)	75	76	4.75%, 07/25/2019(h)	90	91
Duff & Phelps LLC, Term Loan B
4.50%, 03/12/2020(h)	179	179
Flying Fortress Inc, Term Loan			Healthcare - Products - 0.06%
3.50%, 06/30/2017 (h)	177	177	Biomet Inc, Term Loan B2
			3.62%, 07/25/2017(h)	9	9
International Lease Finance Corp, Term Loan			3.66%, 07/25/2017(h)	423	424
0.00%, 02/26/2021(h),(l)	465	466	3.66%, 07/25/2017(h)	311	312
Springleaf Financial Funding Co, Term Loan			3.74%, 07/25/2017(h)	52	52
B2					$797
4.73%, 09/25/2019(h)	250	253
		$1,937	Healthcare - Services - 0.02%
			CHS/Community Health Systems Inc, Term
Electric - 0.05%			Loan D
Calpine Construction Finance Co LP, Delay-			4.25%, 01/27/2021(h)	90	91
Draw Term Loan B1-DD			National Mentor Holdings Inc, Term Loan B
3.00%, 04/24/2020(h)	264	260	4.75%, 01/31/2021(h)	132	133
Calpine Corp, Delay-Draw Term Loan DD					$224
4.00%, 10/30/2020(h)	65	66
NRG Energy Inc, Term Loan B			Home Furnishings - 0.03%
2.75%, 07/01/2018(h)	377	374	Tempur Sealy International Inc, Term Loan B
		$700	3.50%, 12/31/2019(h)	370	370

Electrical Components & Equipment - 0.03%
Generac Power Systems Inc, Term Loan B			Housewares - 0.03%
3.50%, 06/22/2018(h)	368	368	Wilsonart International Holding LLC, Term
			Loan B
			4.00%, 10/24/2019(h)	367	366
Electronics - 0.02%
Allflex Holdings III Inc, Term Loan
4.25%, 06/05/2020(h)	125	125	Insurance - 0.09%
Sensus USA Inc, Term Loan			AmWins Group LLC, Term Loan
8.50%, 05/09/2018(h)	80	80	5.00%, 02/20/2020(h)	193	194
		$205	Asurion LLC, Term Loan B1
			4.50%, 05/24/2019(h)	390	390
			Asurion LLC, Term Loan B2
			3.50%, 06/19/2020(h)	119	118

See accompanying notes.

72

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Insurance (continued)			Metal Fabrication & Hardware (continued)
CGSC of Delaware Holdings Corp, Term			Crosby US Acquisition Corp, Term Loan
Loan			4.00%, 11/06/2020(h)	$315	$314
8.25%, 10/16/2020(h)	$145	$140			$531
CGSC of Delaware Holdings Corp, Term Loan
B			Mining - 0.04%
5.00%, 04/16/2020(h)	349	344	FMG Resources August 2006 Pty Ltd, Term
		$1,186	Loan B
			4.25%, 06/30/2019(h)	558	563
Internet - 0.03%
Dealertrack Technologies Inc, Term Loan
0.00%, 02/26/2021(h),(l)	146	147	Miscellaneous Manufacturing - 0.04%
Leonardo Acquisition Corp, Term Loan			Ascend Performance Materials Holdings Inc,
4.25%, 01/27/2021(h)	150	151	Term Loan B
			6.75%, 04/04/2018(h)	428	415
Zayo Group LLC, Term Loan B
4.00%, 06/15/2019(h)	163	163	Filtration Group Inc, Term Loan B
			4.50%, 11/13/2020(h)	125	126
		$461			$541
Investment Companies - 0.01%
Grosvenor Capital Management Holdings			Oil & Gas - 0.03%
			Fieldwood Energy LLC, Term Loan B
LLP, Term Loan B			3.88%, 09/28/2018(h)	160	160
3.75%, 11/25/2020(h)	170	169
			Pacific Drilling SA, Term Loan B
			4.50%, 05/18/2018(h)	199	200
Leisure Products & Services - 0.03%			Power Buyer LLC, Delay-Draw Term Loan
SRAM LLC, Term Loan B			DD
4.02%, 06/07/2018(h)	342	342	8.44%, 05/06/2020(h)	4	4
			Power Buyer LLC, Term Loan
			4.25%, 05/06/2020(h)	65	65
Lodging - 0.08%
Boyd Gaming Corp, Term Loan B					$429
4.00%, 08/07/2020(h)	175	175	Oil & Gas Services - 0.01%
Hilton Worldwide Finance LLC, Term Loan			Pinnacle Holdco Sarl, Term Loan
B			10.50%, 07/24/2020(h)	115	116
3.75%, 09/23/2020(h)	351	352	Stallion Oilfield Holdings Inc, Term Loan
La Quinta Intermediate Holdings, Term Loan			8.00%, 06/18/2018(h)	80	81
0.00%, 02/19/2021(h),(l)	145	145			$197
Las Vegas Sands LLC, Term Loan B
3.25%, 12/17/2020(h)	372	372	Packaging & Containers - 0.02%
		$1,044	Ardagh Holdings USA Inc, Delay-Draw Term
			Loan DD
Machinery - Construction & Mining - 0.03%			0.00%, 12/17/2019(h),(l)	70	70
TNT Crane & Rigging Inc, Term Loan			Ardagh Holdings USA Inc, Term Loan B
5.50%, 11/26/2020(h)	354	355	4.25%, 12/12/2019(h)	90	90
			FPC Holdings Inc, Term Loan
			5.25%, 11/15/2019(h)	125	124
Machinery - Diversified - 0.04%
Gardner Denver Inc, Term Loan					$284
4.25%, 07/23/2020(h)	389	387	Pharmaceuticals - 0.11%
Mirror BidCo Corp, Term Loan B			Akorn Inc, Term Loan B
4.25%, 12/28/2019(h)	77	78	0.00%, 11/13/2020(h),(l)	184	185
		$465	Amneal Pharmaceuticals LLC, Term Loan B
			5.75%, 10/31/2019(h)	309	311
Media- 0.18%			Patheon Inc, Term Loan
CSC Holdings LLC, Term Loan B			0.00%, 01/22/2021 (h),(l)	235	234
2.66%, 04/15/2020(h)	438	434
Cumulus Media Holdings Inc, Term Loan B			Pharmedium Healthcare Corp, Term Loan
4.25%, 12/18/2020(h)	130	131	4.25%, 01/22/2021(h)	125	125
Sinclair Television Group Inc, Term Loan B			Quintiles Transnational Corp, Term Loan B3
3.00%, 10/28/2016(h)	594	589	3.75%, 06/08/2018(h)	362	362
Springer Science & Business Media Inc, Term			Salix Pharmaceuticals Ltd, Term Loan B
			4.25%, 12/17/2019(h)	220	222
Loan
5.00%, 07/24/2020(h)	389	391			$1,439
Tribune Co, Term Loan B			Pipelines - 0.02%
4.00%, 11/20/2020(h)	390	390	Energy Transfer Equity LP, Term Loan
Virgin Media Investment Holdings Ltd, Term			3.25%, 11/15/2019(h)	265	265
Loan B
3.50%, 02/15/2020(h)	370	369
		$2,304	Private Equity - 0.01%
			HarbourVest Partners LLC, Term Loan
Metal Fabrication & Hardware - 0.04%			3.25%, 02/04/2021(h)	102	101
AFGlobal Corp, Term Loan B
5.00%, 01/22/2020(h)	216	217

See accompanying notes.

73

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

REITS- 0.03%			Telecommunications (continued)
Crown Castle Operating Co, Term Loan B			SBA Senior Finance II LLC, Term Loan B
3.25%, 01/31/2019(h)	$438	$438	0.00%, 03/24/2021(h),(l)	$105	$105
					$2,262
Retail - 0.05%			TOTAL SENIOR FLOATING RATE INTERESTS		$39,036
Hudson's Bay Co, Term Loan B			U.S. GOVERNMENT & GOVERNMENT	Principal
4.75%, 10/07/2020(h)	194	197	AGENCY OBLIGATIONS - 11.91%	Amount (000's)	Value (000's)
J Crew Group Inc, Term Loan			Federal Home Loan Bank - 1.07%
0.00%, 02/26/2021(e),(h),(l)	340	339	0.05%, 04/30/2014(m)	$2,500	$2,500
Serta Simmons Holdings LLC, Term Loan B			0.08%, 04/10/2014(m)	4,600	4,600
4.25%, 09/19/2019(h)	71	71	0.08%, 05/16/2014(m)	6,800	6,799
		$607			$13,899
Semiconductors - 0.05%			Federal Home Loan Mortgage Corporation (FHLMC) -
Microsemi Corp, Term Loan B2			0.06%
3.50%, 02/19/2020(h)	299	300	0.13%, 08/01/2014(m)	800	800
NXP BV, Term Loan D
3.25%, 01/10/2020(h)	204	204	Federal National Mortgage Association (FNMA) - 0.94%
Vat Holdings AG, Term Loan			0.08%, 07/14/2014(m)	12,300	12,298
0.00%, 01/28/2021(h),(l)	114	114
		$618
			U.S. Treasury - 4.68%
Software - 0.25%			0.13%, 07/31/2014	400	400
Activision Blizzard Inc, Term Loan B			0.13%, 04/30/2015	8,300	8,298
3.25%, 07/26/2020(h)	140	140	0.25%, 05/31/2014	400	400
Blackboard Inc, Term Loan B3			0.25%, 06/30/2014	200	200
4.75%, 10/04/2018(h)	310	312	0.25%, 08/31/2014	200	200
BMC Foreign Holding Co, Term Loan B			0.25%, 09/15/2014	100	100
5.00%, 08/07/2020(h)	199	200	0.25%, 09/30/2014	1,400	1,401
BMC Software Finance Inc, Term Loan B			0.25%, 09/30/2015	5,200	5,202
5.00%, 08/07/2020(h)	400	401	0.38%, 02/15/2016	1,700	1,702
Infor US Inc, Term Loan B5			0.38%, 03/15/2016	1,000	1,001
3.75%, 06/03/2020(h)	445	444	0.50%, 08/15/2014	2,100	2,104
Nuance Communications Inc, Term Loan C			0.63%, 07/15/2014	2,800	2,806
2.91%, 03/31/2016(h)	125	123	0.63%, 12/15/2016	1,500	1,501
Open Text ULC, Term Loan B			0.63%, 04/30/2018	17,700	17,275
3.25%, 12/18/2020(h)	260	260	1.00%, 05/15/2014(n)	1,000	1,002
Renaissance Learning Inc, Term Loan			1.38%, 07/31/2018	15,600	15,640
5.00%, 10/16/2020(h)	399	401	1.50%, 06/30/2016	700	717
Rocket Software Inc, Term Loan			2.13%, 02/29/2016	1,200	1,243
10.25%, 02/08/2019(h)	150	150			$61,192
SS&C Technologies Holdings Europe SARL,
Term Loan B2			U.S. Treasury Bill - 4.72%
3.25%, 06/08/2019(h)	30	30	0.03%, 03/20/2014(k),(m)	15,000	15,000
SS&C Technologies Inc, Term Loan B1			0.04%, 05/22/2014(k),(m)	18,000	17,998
3.25%, 06/08/2019(h)	291	292	0.05%, 04/17/2014(m)	21,200	21,199
TriZetto Corp, Term Loan			0.10%, 06/05/2014(m)	1,000	1,000
8.50%, 03/27/2019(h)	55	54	0.14%, 08/21/2014(m),(o)	6,505	6,503
TriZetto Corp, Term Loan B					$61,700
4.75%, 05/02/2018(h)	270	269
			U.S. Treasury Inflation-Indexed Obligations - 0.44%
Verint Systems Inc, Term Loan B			0.13%, 01/15/2023	505	493
3.50%, 09/06/2019(h)	255	255
			0.63%, 07/15/2021	4,446	4,640
		$3,331	0.75%, 02/15/2042	722	625
Telecommunications - 0.17%					$5,758
Alcatel-Lucent USA Inc, Term Loan C			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.50%, 01/29/2019(h),(l)	1,155	1,164	OBLIGATIONS		$155,647
Cincinnati Bell Inc, Term Loan B				Principal
4.00%, 08/20/2020(h)	175	174	CERTIFICATE OF DEPOSIT - 0.15%	Amount (000's)	Value (000's)
Integra Telecom Holdings Inc, Term Loan			Banks- 0.15%
5.25%, 02/22/2019(h)	60	60
			Intesa Sanpaolo SpA/New York NY
Level 3 Financing Inc, Term Loan BI			1.65%, 04/07/2015(i)	2,000	2,000
3.95%, 01/15/2020(h)	278	279
Level 3 Financing Inc, Term Loan BIII
3.94%, 08/01/2019(h)	70	71	TOTAL CERTIFICATE OF DEPOSIT		$2,000
LTS Buyer LLC, Term Loan B
4.00%, 04/01/2020(h)	305	304
SBA Senior Finance II LLC, Term Loan
0.00%, 03/24/2021(h),(l)	105	105

See accompanying notes.

74

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Maturity	REPURCHASE AGREEMENTS	Maturity
REPURCHASE AGREEMENTS - 3.37%	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)

Banks- 3.37%	Banks (continued)
Barclays Bank PLC Repurchase Agreement on $	6,393	$6,395	Investment in Joint Trading Account; Credit	2,744	2,744
securities sold short; (0.15)% dated	Suisse Repurchase Agreement; 0.04%
12/12/2013 (collateralized by Petroleos de	dated 02/28/2014 maturing 03/03/2014
Venezuela SA; $6,677,573; 4.90%; dated	(collateralized by US Government
10/28/14)(a),(p)	Securities; $2,798,986; 0.00%; dated
Barclays Bank PLC Repurchase Agreement on	1,938	1,938	11/15/21 - 05/15/40)
securities sold short; (0.15)% dated	Investment in Joint Trading Account; Deutsche	3,430	3,430
01/29/2014 (collateralized by Vale	Bank Repurchase Agreement; 0.05% dated
Overseas Ltd; $2,006,955; 4.38%; dated	02/28/2014 maturing 03/03/2014
01/11/22)(a),(p)	(collateralized by US Government
Barclays Bank PLC Repurchase Agreement on	5,108	5,109	Securities; $3,498,733; 0.00% - 7.13%;
securities sold short; (0.20)% dated	dated 03/06/14 - 05/04/37)
01/23/2014 (collateralized by Russian	Investment in Joint Trading Account; Merrill	1,774	1,774
Foreign Bond - Eurobond; $5,187,865;	Lynch Repurchase Agreement; 0.04%
4.88%; dated 09/16/23)(a),(p)	dated 02/28/2014 maturing 03/03/2014
Barclays Bank PLC Repurchase Agreement on	2,581	2,582	(collateralized by US Government
securities sold short; (0.25)% dated	Securities; $1,809,449; 0.00% - 4.15%;
12/24/2013 (collateralized by Petroleos de	dated 03/21/14 - 05/27/33)
Venezuela SA; $2,695,827; 4.90%; dated	$44,016
10/28/14)(a),(p)	TOTAL REPURCHASE AGREEMENTS	$44,016
Barclays Bank PLC Repurchase Agreement on	1,047	1,048	TOTAL PURCHASED OPTIONS - 0.01%	$184
securities sold short; (0.30)% dated	TOTAL PURCHASED INTEREST RATE SWAPTIONS -
12/12/2013 (collateralized by Brazilian	0.00%	$48
Government International Bond;	TOTAL PURCHASED FORWARD VOLATILITY
$1,076,010; 4.88%; dated 01/22/21)(a),(p)	AGREEMENTS - 0.01%	$85
Barclays Bank PLC Repurchase Agreement on	3,189	3,192	Total Investments	$1,360,013
securities sold short; (0.45)% dated	Liabilities in Excess of Other Assets, Net - (4.05)%	$(52,940)
12/12/2013 (collateralized by Hungary	TOTAL NET ASSETS - 100.00%	$1,307,073
Government International Bond;
$3,364,688; 6.38%; dated 03/29/21)(a),(p)
Barclays Bank PLC Repurchase Agreement	2,043	2,044	(a)	Non-Income Producing Security
(0.50)% dated 01/23/2014 (collateralized	(b)	Security or a portion of the security was pledged as collateral for short
by Minerva Luxembourg SA; $1,996,708;	sales. At the end of the period, the value of these securities totaled
7.75%; dated 01/31/23)(a),(p)	$175,341 or 13.41% of net assets.
Barclays Bank PLC Repurchase Agreement on	2,030	2,031	(c)	Security or a portion of the security was pledged to cover margin
securities sold short; (0.55)% dated	requirements for options contracts. At the end of the period, the value of
01/29/2014 (collateralized by Corp	these securities totaled $21,964 or 1.68% of net assets.
Nacional del Cobre de Chile; $2,077,136;	(d)	Security is Illiquid
4.50%; dated 08/13/23)(a),(p)	(e)	Fair value of these investments is determined in good faith by the
Barclays Bank PLC Repurchase Agreement on	2,676	2,678	Manager under procedures established and periodically reviewed by the
securities sold short; (0.70)% dated	Board of Directors. At the end of the period, the fair value of these
02/04/2014 (collateralized by Edcon	securities totaled $17,857 or 1.37% of net assets.
Holdings Pty Ltd; $2,689,019; 13.38%;	(f)	Security exempt from registration under Rule 144A of the Securities Act of
dated 06/30/19)(a),(p)	1933. These securities may be resold in transactions exempt from
Barclays Bank PLC Repurchase Agreement on	1,005	1,007	registration, normally to qualified institutional buyers. Unless otherwise
securities sold short; (0.70)% dated	indicated, these securities are not considered illiquid. At the end of the
12/12/2013 (collateralized by Turkiye	period, the value of these securities totaled $79,776 or 6.10% of net
Garanti Bankasi AS; $1,036,796; 6.25%;	assets.
dated 04/20/21)(a),(p)	(g)	Restricted Security. At the end of the period, the value of this security
Barclays Bank PLC Repurchase Agreement on	1,782	1,782	totaled $106 or 0.01% of the net assets. The security was purchased
securities sold short; (1.00)% dated	September 26, 2012 at a cost of $33.
02/26/2014 (collateralized by Ukraine	(h)	Variable Rate. Rate shown is in effect at February 28, 2014.
Government International Bond;	(i)	Security purchased on a when-issued basis.
$1,860,000; 9.25%; dated 07/24/17)(a),(p)	(j)	Security is a Principal Only Strip.
Barclays Bank PLC Repurchase Agreement on	3,080	3,082	(k)	Security or portion of the security was pledged as collateral for reverse
securities sold short; (1.00)% dated	repurchase agreements. At the end of the period, the value of these
01/31/2014 (collateralized by Bangkok	securities totaled $33,939 or 2.60% of net assets.
Bank PCL/Hong Kong; $3,148,061; 4.80%;	(l)	This Senior Floating Rate Note will settle after February 28, 2014, at
dated 10/18/20)(a),(p)	which time the interest rate will be determined.
Barclays Bank PLC Repurchase Agreement on	983	985	(m)	Rate shown is the discount rate of the original purchase.
securities sold short; (1.00)% dated	(n)	Security or a portion of the security was pledged to cover margin
12/12/2013 (collateralized by Country	requirements for swap and/or swaption contracts. At the end of the period,
Garden Holdings Co Ltd; $966,458; 7.50%;	the value of these securities totaled $474 or 0.04% of net assets.
dated 01/10/23)(a),(p)	(o)	Security or a portion of the security was pledged to cover margin
Investment in Joint Trading Account; Barclays $	2,195	$2,195	requirements for futures contracts. At the end of the period, the value of
Bank PLC Repurchase Agreement; 0.03%	these securities totaled $505 or 0.04% of net assets.
dated 02/28/2014 maturing 03/03/2014	(p)	Although the maturity date of the repurchase agreement is open-ended
(collateralized by US Government	through the maturity date of the collateral, the Fund has a right to
Securities; $2,239,189; 0.63% - 2.00%;	terminate the repurchase agreement and demand repayment from the
dated 11/15/16 - 11/30/20)	counterparty at any time with two days' notice.

See accompanying notes.

75

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		18 .85%
Government		14 .31%
Consumer, Non-cyclical		13 .89%
Consumer, Cyclical		10 .40%
Communications		9 .56%
Industrial		9 .06%
Technology		7.91%
Energy		5 .85%
Mortgage Securities		5.25%
Basic Materials		4 .03%
Asset Backed Securities		2 .45%
Utilities		2 .03%
Diversified		0 .29%
Exchange Traded Funds		0 .13%
Revenue Bonds		0.02%
Purchased Forward Volatility Agreements		0.01%
Purchased Options		0.01%
Purchased Interest Rate Swaptions		0 .00%
Investments Sold Short		(25.33)%
Other Assets in Excess of Liabilities, Net		21 .28%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA	ABX.HE.AAA.06-2 BP	(0.11)%	05/25/2046		$92	$22	$36	$(14)
Bank of America NA	Australia & New Zealand Banking	(1.00)%	06/20/2018		100	(1)	(1)	—
	Group; 3.75%; 03/10/2017
Bank of America NA	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017		100	(2)	1	(3)
Bank of America NA	CDX.ITRAXX.JPY16.5Y	(1.00)%	12/20/2016	JPY	10,000	(2)	3	(5)
Bank of America NA	Costco Wholesale Corp; 5.50%;	(1.00)%	03/20/2017		$200	(5)	(3)	(2)
	03/15/2017
Bank of America NA	DDR Corp; 7.50%; 07/15/2018	(1.00)%	09/20/2017		200	(2)	6	(8)
Bank of America NA	Limited Brands; 6.90%; 07/15/2017	(1.00)%	03/20/2017		200	(1)	6	(7)
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	(2)	—	(2)
	07/15/2017
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	03/20/2017		700	(16)	2	(18)
	07/15/2017
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	03/20/2017		400	(10)	(1)	(9)
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	12/20/2017		100	(2)	—	(2)
	11/10/2015
Bank of America NA	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(2)	(1)	(1)
Bank of America NA	Standard Chartered Bank	(1.00)%	06/20/2017	EUR	100	(1)	2	(3)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	09/20/2017		$200	(5)	(4)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		200	(4)	(3)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	06/20/2017		100	(3)	(2)	(1)
Barclays Bank PLC	ABX.HE.AAA.07-1 BP	(0.09)%	08/25/2037		87	34	43	(9)
Barclays Bank PLC	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	06/20/2017	EUR	100	(2)	7	(9)
Barclays Bank PLC	EI Du Pont de Nemours; 5.25%;	(1.00)%	03/20/2018		$100	(3)	(2)	(1)
	12/15/2016
Barclays Bank PLC	Frontier Communications Corp; 9%;	(5.00)%	03/20/2019		475	(54)	(52)	(2)
	08/15/2031
Barclays Bank PLC	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(3)	(1)	(2)
Barclays Bank PLC	Qwest; 7.20%; 11/10/2026	(1.00)%	03/20/2018		100	(1)	—	(1)
Barclays Bank PLC	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	03/20/2018		100	(3)	(2)	(1)
Barclays Bank PLC	Xerox Corp; 6.35%; 05/15/2018	(1.00)%	12/20/2018		100	—	1	(1)
Barclays Bank PLC	Xerox Corp; 6.35%; 05/15/2018	(1.00)%	12/20/2018		100	(1)	1	(2)
BNP Paribas	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017		300	(6)	—	(6)
BNP Paribas	Newell Rubbermaid Inc; 6.25%;	(1.00)%	06/20/2018		100	(2)	(1)	(1)
	04/15/2018
BNP Paribas	UPS;8.38%; 04/01/2030	(1.00)%	09/20/2017		200	(7)	(5)	(2)
Citigroup Inc	Brazilian Government International	(1.00)%	03/20/2019		3,650	121	183	(62)
	Bond;12.25%; 03/06/2030
Citigroup Inc	CDX.ITRAXX.ASIA	(1.00)%	06/20/2018		2,500	10	9	1

See accompanying notes.

76

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
Counterparty (Issuer)	Reference Entity		(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citigroup Inc	Russian Agricultural Bank OJSC Via		(1.00)%	03/20/2019		5,000	358	389	(31)
	RSHB Capital SA; 6.30%; 05/15/2017
Credit Suisse	Ericsson LM Telefon AB; 5.38%;		(1.00)%	09/20/2017	EUR	100	$(3)	$2	$(5)
	06/27/2017
Credit Suisse	Ericsson LM Telefon AB; 5.38%;		(1.00)%	03/20/2018		100	(2)	2	(4)
	06/27/2017
Credit Suisse	Nordstrom Inc; 6.95%; 03/15/2028		(1.00)%	12/20/2017		$200	(4)	(1)	(3)
Deutsche Bank AG	Arrow Electronics Inc; 6.88%;		(1.00)%	03/20/2017		100	(2)	—	(2)
	06/01/2018
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014		(1.00)%	03/20/2017	EUR	200	(4)	6	(10)
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014		(1.00)%	03/20/2018		100	(2)	1	(3)
Deutsche Bank AG	First Data Corp; 12.625%; 01/15/2021		(5.00)%	03/20/2019		$900	(20)	(3)	(17)
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018		(1.00)%	03/20/2017		100	(3)	—	(3)
Goldman Sachs & Co	ABX.HE.AAA.07-1 BP		(0.09)%	08/25/2037		87	33	42	(9)
Goldman Sachs & Co	Cox Communications Inc; 6.80%;		(1.00)%	09/20/2017		100	(1)	(1)	—
	08/01/2028
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036		(1.00)%	12/20/2016		100	(2)	(1)	(1)
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;		(1.00)%	06/20/2017		100	(3)	—	(3)
	07/15/2017
Goldman Sachs & Co	Marriott International Inc; 5.81%;		(1.00)%	09/20/2017		100	(2)	1	(3)
	11/10/2015
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;		(1.00)%	03/20/2018		100	(3)	(1)	(2)
	04/15/2018
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;		(1.00)%	09/20/2017		100	(2)	—	(2)
	04/15/2018
Goldman Sachs & Co	Stanley Works; 4.90%; 11/01/2012		(1.00)%	09/20/2017		100	(2)	(1)	(1)
Goldman Sachs & Co	Target Corp; 5.38%; 05/01/2017		(1.00)%	03/20/2018		100	(2)	(2)	—
Goldman Sachs & Co	Xerox Corp; 6.35%; 05/15/2018		(1.00)%	12/20/2018		100	—	1	(1)
HSBC Securities Inc	China Government International Bond;		(1.00)%	12/20/2018		5,000	(32)	(37)	5
	4.25%; 10/28/2014
JP Morgan Chase	Abu Dhabi Government International		(1.00)%	12/20/2018		5,000	(115)	(88)	(27)
	Bond;5.50%; 04/08/2014
JP Morgan Chase	Abu Dhabi Government International		(1.00)%	12/20/2018		1,000	(23)	(18)	(5)
	Bond;5.50%; 4/08/2014
JP Morgan Chase	BNP Paribas; 4.25%; 01/16/2014		(1.00)%	06/20/2017	EUR	100	(2)	7	(9)
JP Morgan Chase	Brazilian Government International		(1.00)%	12/20/2013		$5,000	145	150	(5)
	Bond;12.25%; 03/06/2030
JP Morgan Chase	China Government International Bond;		(1.00)%	09/20/2018		4,000	(32)	(15)	(17)
	4.25%; 10/28/2014
JP Morgan Chase	China Government International Bond;		(1.00)%	06/20/2018		4,500	(45)	(39)	(6)
	4.25%; 10/28/2014
JP Morgan Chase	Mexico Government International		(1.00)%	12/20/2018		5,000	(34)	35	(69)
	Bond;5.95%; 03/19/2019
Merrill Lynch	CDX.ITRAXX.EUR.XOV		(5.00)%	12/20/2017	EUR	490	(78)	9	(87)
Merrill Lynch	Venezuela Government International		(5.00)%	12/20/2018		$600	163	108	55
	Bond;9.25%; 9/15/2027
Morgan Stanley & Co	Frontier Communications Corp; 9%;		(5.00)%	03/20/2019		450	(51)	(34)	(17)
	08/15/2031
Morgan Stanley & Co	Hertz Corp/The; 7.5%; 10/15/2018		(5.00)%	03/20/2019		450	(60)	(56)	(4)
UBS AG	CDX. ITRAXX.MAIN9.10Y		(0.25)%	06/20/2018	EUR	1,800	2	10	(8)
UBS AG	Marriott International Inc; 5.81%;		(1.00)%	03/20/2017		$100	(2)	—	(2)
	11/10/2015
UBS AG	Union Pacific Corp; 6.63%; 02/01/2029		(1.00)%	09/20/2017		100	(3)	(2)	(1)
Total							$214	$686	$(472)

Sell Protection
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of February 28, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	MetLife Inc; 4.75%;	0.75%	1.00%	03/20/2019		$1,000	$12	$7	$5
	02/08/2021
Barclays Bank PLC	Whirlpool Corp; 7.75%;	0.88%	1.00%	03/20/2019		1,000	5	1	4
	07/15/2016
Credit Suisse	American International	0.69%	1.00%	03/20/2019		1,100	18	11	7
	Group Inc; 6.25%;
	05/01/2036

See accompanying notes.

77

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of February 28, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)			Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse	Energy Future	4,628.79%	5.00%	06/20/2018		$750	$(257)			$(67)	$(190)
	Intermediate Holding Co
	LLC / EFIH Finance Inc;
	11.25%; 12/01/2018
Deutsche Bank AG	Berkshire Hathaway Inc;	0.64%	1.00%	03/20/2019		1,800	34			28	6
	1.9%; 01/31/2017
Deutsche Bank AG	Berkshire Hathaway Inc;	0.90%	1.00%	09/20/2020		100	1			(1)	2
	1.90%; 01/31/2017
Deutsche Bank AG	General Electric Capital	0.62%	1.00%	03/20/2019		1,800	33			27	6
	Corp;5.625%;
	09/15/2017
Deutsche Bank AG	General Electric Capital	0.18%	1.00%	06/20/2014		100	—			—	—
	Corp;5.63%; 09/15/2017
Deutsche Bank AG	Goldman Sachs Group	0.27%	1.00%	09/20/2014		200	1			1	—
	Inc;5.95%; 01/18/2018
Deutsche Bank AG	Goldman Sachs Group	0.26%	1.00%	06/20/2014		200	—			—	—
	Inc;5.95%; 01/18/2018
Deutsche Bank AG	MetLife Inc; 4.75%;	0.75%	1.00%	03/20/2019		1,000	13			8	5
	02/08/2021
Deutsche Bank AG	Morgan Stanley; 6.00%;	0.26%	1.00%	06/20/2014		100	—			—	—
	04/28/2015
Deutsche Bank AG	Prudential Financial Inc;	0.65%	1.00%	03/20/2019		1,900	33			31	2
	6.1%; 06/15/2017
Goldman Sachs & Co	Brazilian Government	1.68%	1.00%	03/20/2019		1,000	(34)			(36)	2
	International Bond;
	12.25%; 03/06/2030
Goldman Sachs & Co	Russian Foreign Bond -	1.88%	1.00%	03/20/2019		500	(22)			(20)	(2)
	Eurobond; 7.5%;
	03/31/2030
JP Morgan Chase	Italy Government	0.84%	1.00%	03/20/2016		1,900	7			(2)	9
	International Bond;
	6.875%; 09/27/2023
JP Morgan Chase	Russian Foreign Bond -	1.88%	1.00%	03/20/2019		500	(21)			(19)	(2)
	Eurobond; 7.5%;
	03/31/2030
Total							$(177		) $	(31)	$(146)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
	Reference Entity	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Fair Value			Unrealized Appreciation/ (Depreciation)
	CDX.ITRAXX.EUR17		(5.00)%	06/20/2018	EUR	980	$(151)	$			(147)
	CDX.NA.IG.21.5Y		(1.00)%	12/20/2018		$700	(12)				—
Total							$(163)	$			(147)

Sell Protection
	Reference Entity	Implied Credit Spread as of February 28, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)			Unrealized Appreciation/ (Depreciation)
	CDX.IG.21.5Y	N/A	1.00%	12/20/2018		$16,700	$283	$			33
	CDX.NA.HY.21.5Y	N/A	5.00%	12/20/2018		325	26				6
Total							$309	$			39

Amounts in thousands

See accompanying notes.

78

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Credit Default Swaps and Exchange Cleared Credit Default Swaps (continued)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $31,975 .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

		Foreign Currency Contracts
Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Australian Dollar	Credit Suisse	03/19/2014	6,047,500	$5,417	$5,390	$(27)
Australian Dollar	Credit Suisse	04/03/2014	2,100,000	1,873	1,870	(3)
Australian Dollar	Royal Bank of Scotland PLC	03/19/2014	6,047,500	5,417	5,390	(27)
Australian Dollar	UBS AG	03/04/2014	8,565,000	7,639	7,643	4
Brazilian Real	Barclays Bank PLC	03/06/2014	1,152,245	481	491	10
Brazilian Real	Credit Suisse	03/19/2014	3,630,000	1,514	1,542	28
Brazilian Real	Credit Suisse	11/04/2014	1,136,160	480	462	(18)
Brazilian Real	RBC Dominion Securities	03/19/2014	3,728,500	1,542	1,584	42
Brazilian Real	Royal Bank of Scotland PLC	03/19/2014	7,418,500	3,081	3,151	70
Brazilian Real	UBS AG	04/02/2014	1,152,245	474	488	14
British Pound Sterling	Bank of New York Mellon	03/19/2014	300,000	497	502	5
British Pound Sterling	Credit Suisse	03/19/2014	5,191,283	8,556	8,691	135
British Pound Sterling	RBC Dominion Securities	03/19/2014	281,218	461	471	10
British Pound Sterling	Royal Bank of Scotland PLC	03/19/2014	5,472,498	9,017	9,162	145
Canadian Dollar	Credit Suisse	03/19/2014	5,415,000	4,972	4,889	(83)
Canadian Dollar	Royal Bank of Scotland PLC	03/03/2014	1,031,602	926	932	6
Canadian Dollar	Royal Bank of Scotland PLC	03/07/2014	353,184	319	319	—
Canadian Dollar	Royal Bank of Scotland PLC	03/19/2014	5,415,000	4,972	4,889	(83)
Chilean Peso	Royal Bank of Scotland PLC	03/19/2014	369,000	1	1	—
Chinese Renminbi	Deutsche Bank AG	06/06/2014	4,942,392	806	805	(1)
Chinese Renminbi	JP Morgan Chase	05/21/2014	4,893,336	798	797	(1)
Czech Koruna	Credit Suisse	03/19/2014	9,300,000	464	470	6
Czech Koruna	Royal Bank of Scotland PLC	03/19/2014	9,400,000	469	475	6
Danish Krone	Credit Suisse	03/19/2014	326,000	60	60	—
Danish Krone	Royal Bank of Scotland PLC	03/19/2014	3,025,000	554	560	6
Euro	Bank of America NA	03/04/2014	4,847,000	6,652	6,690	38
Euro	Bank of New York Mellon	03/19/2014	245,000	338	338	—
Euro	Bank of New York Mellon	03/27/2014	132,021	182	182	—
Euro	Credit Suisse	03/19/2014	12,074,989	16,561	16,666	105
Euro	Deutsche Bank AG	03/04/2014	535,000	729	738	9
Euro	RBC Dominion Securities	03/19/2014	1,739,615	2,363	2,401	38
Euro	Royal Bank of Scotland PLC	03/19/2014	15,836,603	21,687	21,858	171
Euro	Royal Bank of Scotland PLC	03/21/2014	790,094	1,064	1,091	27
Euro	Royal Bank of Scotland PLC	04/07/2014	24,354	33	34	1
Hungarian Forint	Credit Suisse	03/19/2014	273,999,999	1,237	1,219	(18)
Hungarian Forint	Royal Bank of Scotland PLC	03/19/2014	273,999,999	1,237	1,219	(18)
Indian Rupee	Credit Suisse	03/19/2014	78,000,000	1,242	1,255	13
Indian Rupee	RBC Dominion Securities	03/19/2014	8,000,000	125	129	4
Indian Rupee	Royal Bank of Scotland PLC	03/19/2014	86,000,000	1,367	1,384	17
Indonesian Rupiah	Credit Suisse	03/19/2014	1,500,000,000	128	129	1
Indonesian Rupiah	Royal Bank of Scotland PLC	03/19/2014	1,500,000,000	128	129	1
Israeli New Shekel	Credit Suisse	03/19/2014	500,000	142	143	1
Israeli New Shekel	RBC Dominion Securities	03/19/2014	150,000	43	43	—
Israeli New Shekel	Royal Bank of Scotland PLC	03/19/2014	750,000	213	215	2
Japanese Yen	Bank of New York Mellon	03/19/2014	84,400,000	827	829	2
Japanese Yen	BNP Paribas	03/19/2014	522,287,000	5,152	5,133	(19)
Japanese Yen	Credit Suisse	03/19/2014	786,246,500	7,682	7,727	45
Japanese Yen	RBC Dominion Securities	03/19/2014	70,542,500	687	693	6
Japanese Yen	Royal Bank of Scotland PLC	03/19/2014	1,006,140,000	9,829	9,888	59
Japanese Yen	US Bancorp	03/19/2014	25,000,000	239	246	7

See accompanying notes.

79

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Malaysian Ringgit	Credit Suisse	03/19/2014	3,445,000	$1,064	$1,051	$(13)
Malaysian Ringgit	Royal Bank of Scotland PLC	03/19/2014	3,445,000	1,064	1,051	(13)
Mexican Peso	Credit Suisse	03/19/2014	8,550,000	653	644	(9)
Mexican Peso	Royal Bank of Scotland PLC	03/19/2014	8,550,000	653	644	(9)
New Taiwan Dollar	Credit Suisse	03/19/2014	27,263,499	928	900	(28)
New Taiwan Dollar	Royal Bank of Scotland PLC	03/19/2014	27,263,499	928	900	(28)
New Zealand Dollar	Credit Suisse	03/19/2014	13,732,499	11,284	11,499	215
New Zealand Dollar	RBC Dominion Securities	03/19/2014	35,500	29	30	1
New Zealand Dollar	Royal Bank of Scotland PLC	03/19/2014	13,767,998	11,314	11,529	215
Norwegian Krone	Credit Suisse	03/19/2014	30,745,000	5,044	5,121	77
Norwegian Krone	RBC Dominion Securities	03/19/2014	1,703,000	278	284	6
Norwegian Krone	Royal Bank of Scotland PLC	03/19/2014	35,600,000	5,833	5,930	97
Norwegian Krone	Royal Bank of Scotland PLC	05/22/2014	2,220,960	359	369	10
Philippine Peso	Credit Suisse	03/19/2014	4,500,000	99	101	2
Philippine Peso	Royal Bank of Scotland PLC	03/19/2014	6,500,000	144	146	2
Polish Zloty	Credit Suisse	03/19/2014	10,199,500	3,323	3,383	60
Polish Zloty	Credit Suisse	04/07/2014	11,500,000	3,785	3,813	28
Polish Zloty	RBC Dominion Securities	03/19/2014	150,000	48	50	2
Polish Zloty	Royal Bank of Scotland PLC	03/19/2014	10,349,499	3,371	3,433	62
Russian Rouble	Credit Suisse	03/19/2014	41,824,000	1,250	1,160	(90)
Russian Rouble	JP Morgan Chase	03/12/2014	5,212,550	160	145	(15)
Russian Rouble	Royal Bank of Scotland PLC	03/19/2014	41,824,000	1,250	1,160	(90)
Singapore Dollar	Credit Suisse	03/19/2014	275,000	218	217	(1)
Singapore Dollar	Royal Bank of Scotland PLC	03/19/2014	275,000	218	217	(1)
South African Rand	Credit Suisse	03/19/2014	9,600,000	859	890	31
South African Rand	Royal Bank of Scotland PLC	03/19/2014	9,600,000	859	890	31
South Korean Won	Credit Suisse	03/19/2014	4,038,617,001	3,807	3,774	(33)
South Korean Won	RBC Dominion Securities	03/19/2014	30,000,000	28	28	—
South Korean Won	Royal Bank of Scotland PLC	03/19/2014	4,238,617,000	3,994	3,961	(33)
Swedish Krona	Credit Suisse	03/19/2014	28,516,500	4,402	4,448	46
Swedish Krona	RBC Dominion Securities	03/19/2014	1,718,500	262	268	6
Swedish Krona	Royal Bank of Scotland PLC	03/19/2014	36,995,000	5,707	5,770	63
Swiss Franc	Credit Suisse	03/19/2014	2,536,000	2,836	2,884	48
Swiss Franc	RBC Dominion Securities	03/19/2014	811,500	896	923	27
Swiss Franc	Royal Bank of Scotland PLC	03/19/2014	4,193,500	4,674	4,769	95
Turkish Lira	Credit Suisse	03/19/2014	5,750,000	2,631	2,590	(41)
Turkish Lira	RBC Dominion Securities	03/19/2014	1,935,000	931	872	(59)
Turkish Lira	Royal Bank of Scotland PLC	03/19/2014	7,735,000	3,584	3,485	(99)
Total						$1,298

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Australian Dollar	Barclays Bank PLC	03/04/2014	8,792,000	$7,725	$7,846	$(121)
Australian Dollar	Credit Suisse	03/19/2014	6,774,000	6,001	6,038	(37)
Australian Dollar	RBC Dominion Securities	03/19/2014	1,322,500	1,198	1,179	19
Australian Dollar	Royal Bank of Scotland PLC	03/19/2014	8,177,500	7,271	7,289	(18)
Australian Dollar	Royal Bank of Scotland PLC	06/18/2014	42,000	37	37	—
Brazilian Real	Credit Suisse	03/19/2014	3,240,000	1,348	1,376	(28)
Brazilian Real	Credit Suisse	03/28/2014	6,525,000	2,769	2,765	4
Brazilian Real	Credit Suisse	11/04/2014	1,133,760	480	461	19
Brazilian Real	RBC Dominion Securities	03/19/2014	1,825,000	755	775	(20)
Brazilian Real	Royal Bank of Scotland PLC	03/19/2014	5,065,000	2,103	2,151	(48)
Brazilian Real	UBS AG	03/06/2014	1,152,245	476	491	(15)
British Pound Sterling	Bank of New York Mellon	03/19/2014	959,500	1,576	1,606	(30)
British Pound Sterling	Barclays Bank PLC	03/12/2014	1,693,000	2,789	2,835	(46)
British Pound Sterling	Credit Suisse	03/19/2014	3,543,000	5,814	5,932	(118)
British Pound Sterling	Deutsche Bank AG	03/12/2014	55,000	91	92	(1)
British Pound Sterling	Morgan Stanley & Co	03/12/2014	1,119,000	1,862	1,874	(12)
British Pound Sterling	RBC Dominion Securities	03/19/2014	61,000	100	102	(2)
British Pound Sterling	Royal Bank of Scotland PLC	03/19/2014	3,764,000	6,176	6,302	(126)
British Pound Sterling	Royal Bank of Scotland PLC	06/18/2014	41,000	69	69	—
Canadian Dollar	Bank of New York Mellon	03/19/2014	975,000	909	880	29
Canadian Dollar	Credit Suisse	03/19/2014	9,154,152	8,501	8,265	236
Canadian Dollar	RBC Dominion Securities	03/19/2014	1,993,347	1,867	1,800	67
Canadian Dollar	Royal Bank of Scotland PLC	03/03/2014	1,031,602	943	932	11
Canadian Dollar	Royal Bank of Scotland PLC	03/07/2014	556,614	513	503	10
Canadian Dollar	Royal Bank of Scotland PLC	03/19/2014	11,161,497	10,380	10,077	303
Canadian Dollar	Royal Bank of Scotland PLC	03/31/2014	470,963	444	425	19
Canadian Dollar	Royal Bank of Scotland PLC	04/02/2014	1,031,602	925	931	(6)
Chilean Peso	Credit Suisse	03/03/2014	356,000,000	647	637	10

See accompanying notes.

80

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Chilean Peso	Credit Suisse	03/19/2014	100,000,000	$186	$179	$7
Chilean Peso	RBC Dominion Securities	03/19/2014	498,228,000	923	890	33
Chilean Peso	Royal Bank of Scotland PLC	03/19/2014	598,228,000	1,108	1,068	40
Chinese Renminbi	Bank of America NA	05/19/2014	9,091,048	1,480	1,481	(1)
Chinese Renminbi	BNP Paribas	04/11/2014	61,290	10	10	—
Chinese Renminbi	Credit Suisse	05/19/2014	79,853	13	13	—
Chinese Renminbi	Goldman Sachs & Co	04/22/2014	9,075,144	1,479	1,479	—
Chinese Renminbi	Morgan Stanley & Co	04/22/2014	550,485	90	90	—
Chinese Renminbi	UBS AG	04/11/2014	61,315	10	10	—
Chinese Renminbi	UBS AG	04/22/2014	14,766,945	2,407	2,406	1
Colombian Peso	Credit Suisse	03/19/2014	180,000,000	91	88	3
Colombian Peso	RBC Dominion Securities	03/19/2014	50,000,000	25	24	1
Colombian Peso	Royal Bank of Scotland PLC	03/19/2014	320,000,000	160	156	4
Czech Koruna	Credit Suisse	03/19/2014	19,650,000	977	993	(16)
Czech Koruna	Royal Bank of Scotland PLC	03/19/2014	19,850,000	987	1,003	(16)
Danish Krone	Bank of New York Mellon	03/19/2014	19,915,000	3,674	3,684	(10)
Danish Krone	Royal Bank of Scotland PLC	03/19/2014	851,000	156	157	(1)
Euro	Bank of America NA	04/02/2014	4,847,000	6,653	6,690	(37)
Euro	Bank of New York Mellon	03/19/2014	4,605,000	6,335	6,356	(21)
Euro	Bank of New York Mellon	03/27/2014	18,716,005	25,740	25,832	(92)
Euro	Credit Suisse	03/03/2014	1,700,000	2,304	2,347	(43)
Euro	Credit Suisse	03/04/2014	3,902,000	5,329	5,386	(57)
Euro	Credit Suisse	03/14/2014	1,376,000	1,870	1,899	(29)
Euro	Credit Suisse	03/19/2014	9,871,000	13,473	13,624	(151)
Euro	Credit Suisse	04/03/2014	1,700,000	2,331	2,346	(15)
Euro	Deutsche Bank AG	03/04/2014	1,480,000	2,009	2,043	(34)
Euro	Deutsche Bank AG	03/31/2014	1,200,000	1,640	1,656	(16)
Euro	Royal Bank of Scotland PLC	03/19/2014	12,800,000	17,488	17,667	(179)
Euro	Royal Bank of Scotland PLC	03/21/2014	790,094	1,058	1,091	(33)
Euro	Royal Bank of Scotland PLC	04/07/2014	3,012	4	4	—
Euro	Royal Bank of Scotland PLC	05/07/2014	971,931	1,324	1,341	(17)
Euro	Royal Bank of Scotland PLC	06/09/2014	22,000	28	30	(2)
Euro	Royal Bank of Scotland PLC	01/07/2015	336,798	458	465	(7)
Euro	Royal Bank of Scotland PLC	04/07/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	06/09/2015	22,000	28	30	(2)
Euro	Royal Bank of Scotland PLC	11/09/2015	9,222	12	13	(1)
Euro	Royal Bank of Scotland PLC	04/05/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	04/05/2017	1,500	2	2	—
Hong Kong Dollar	Credit Suisse	03/19/2014	5,228,000	675	674	1
Hong Kong Dollar	Royal Bank of Scotland PLC	03/19/2014	6,627,000	855	854	1
Hong Kong Dollar	Royal Bank of Scotland PLC	06/18/2014	21,000	3	3	—
Hungarian Forint	Credit Suisse	03/19/2014	96,500,000	431	430	1
Hungarian Forint	RBC Dominion Securities	03/19/2014	7,000,000	31	31	—
Hungarian Forint	Royal Bank of Scotland PLC	03/19/2014	113,500,000	506	505	1
Indian Rupee	Credit Suisse	03/19/2014	66,442,000	1,055	1,069	(14)
Indian Rupee	Royal Bank of Scotland PLC	03/19/2014	67,885,000	1,078	1,092	(14)
Indonesian Rupiah	Credit Suisse	03/19/2014	3,172,596,000	257	273	(16)
Indonesian Rupiah	Royal Bank of Scotland PLC	03/19/2014	3,287,965,000	267	283	(16)
Israeli New Shekel	Credit Suisse	03/19/2014	4,240,000	1,208	1,216	(8)
Israeli New Shekel	Royal Bank of Scotland PLC	03/19/2014	4,240,000	1,208	1,216	(8)
Japanese Yen	Bank of New York Mellon	03/19/2014	163,000,000	1,582	1,602	(20)
Japanese Yen	Bank of New York Mellon	03/27/2014	235,308,219	2,306	2,313	(7)
Japanese Yen	Barclays Bank PLC	05/13/2014	21,600,000	212	212	—
Japanese Yen	BNP Paribas	03/19/2014	4,036,721,000	39,137	39,672	(535)
Japanese Yen	Credit Suisse	03/19/2014	1,505,977,499	14,629	14,801	(172)
Japanese Yen	Goldman Sachs & Co	03/04/2014	187,160,800	1,850	1,839	11
Japanese Yen	Morgan Stanley & Co	03/19/2014	354,105,000	3,381	3,480	(99)
Japanese Yen	Royal Bank of Scotland PLC	03/19/2014	1,702,810,497	16,516	16,735	(219)
Japanese Yen	UBS AG	03/19/2014	936,907,000	9,120	9,208	(88)
Malaysian Ringgit	Credit Suisse	03/19/2014	2,232,500	678	681	(3)
Malaysian Ringgit	RBC Dominion Securities	03/19/2014	50,000	15	15	—
Malaysian Ringgit	Royal Bank of Scotland PLC	03/19/2014	2,519,500	766	769	(3)
Mexican Peso	BNP Paribas	03/13/2014	1,982,848	153	149	4
Mexican Peso	BNP Paribas	05/22/2014	46,600,671	3,500	3,494	6
Mexican Peso	BNP Paribas	08/21/2014	29,520,798	2,184	2,198	(14)
Mexican Peso	Credit Suisse	03/13/2014	2,974,273	230	224	6
Mexican Peso	Credit Suisse	03/19/2014	27,600,000	2,072	2,079	(7)
Mexican Peso	Credit Suisse	03/31/2014	74,400,000	5,569	5,599	(30)
Mexican Peso	Goldman Sachs & Co	08/07/2014	19,693,374	1,471	1,468	3
Mexican Peso	JP Morgan Chase	05/29/2014	24,793,593	1,847	1,858	(11)

See accompanying notes.

81

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Mexican Peso	RBC Dominion Securities	03/19/2014	22,945,500	$1,721	$1,728	$(7)
Mexican Peso	Royal Bank of Scotland PLC	03/19/2014	52,113,502	3,913	3,926	(13)
New Taiwan Dollar	Credit Suisse	03/19/2014	30,000,000	996	990	6
New Taiwan Dollar	RBC Dominion Securities	03/19/2014	2,000,000	68	66	2
New Taiwan Dollar	Royal Bank of Scotland PLC	03/19/2014	34,408,000	1,145	1,136	9
New Zealand Dollar	Citigroup Inc	03/10/2014	1,310,000	1,074	1,098	(24)
New Zealand Dollar	Credit Suisse	03/19/2014	3,611,000	2,951	3,024	(73)
New Zealand Dollar	Credit Suisse	04/03/2014	2,250,000	1,877	1,882	(5)
New Zealand Dollar	Goldman Sachs & Co	03/04/2014	87,000	70	73	(3)
New Zealand Dollar	Royal Bank of Scotland PLC	03/19/2014	3,611,000	2,951	3,024	(73)
Norwegian Krone	Credit Suisse	03/19/2014	30,633,499	4,952	5,103	(151)
Norwegian Krone	Royal Bank of Scotland PLC	03/19/2014	33,809,498	5,468	5,632	(164)
Norwegian Krone	Royal Bank of Scotland PLC	03/21/2014	9,255,254	1,501	1,542	(41)
Norwegian Krone	Royal Bank of Scotland PLC	05/22/2014	2,220,960	361	369	(8)
Peruvian Nuevo Sol	RBC Dominion Securities	03/19/2014	20,500	7	7	—
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	03/19/2014	38,500	14	14	—
Philippine Peso	Credit Suisse	03/19/2014	24,200,000	548	542	6
Philippine Peso	Royal Bank of Scotland PLC	03/19/2014	24,200,000	548	542	6
Polish Zloty	Credit Suisse	03/19/2014	2,650,000	860	879	(19)
Polish Zloty	Credit Suisse	04/07/2014	11,500,000	3,635	3,813	(178)
Polish Zloty	Royal Bank of Scotland PLC	03/19/2014	2,671,000	866	886	(20)
Russian Rouble	Credit Suisse	03/12/2014	1,725,945	53	48	5
Russian Rouble	Credit Suisse	03/19/2014	124,500,000	3,611	3,452	159
Russian Rouble	JP Morgan Chase	04/15/2014	1,851,275	55	51	4
Russian Rouble	RBC Dominion Securities	03/19/2014	20,500,000	605	568	37
Russian Rouble	Royal Bank of Scotland PLC	03/19/2014	146,568,000	4,264	4,064	200
Russian Rouble	UBS AG	03/12/2014	3,477,000	106	96	10
Singapore Dollar	Credit Suisse	03/19/2014	7,600,000	6,070	5,996	74
Singapore Dollar	Royal Bank of Scotland PLC	03/19/2014	7,630,000	6,094	6,020	74
South African Rand	Credit Suisse	03/19/2014	18,781,000	1,783	1,741	42
South African Rand	RBC Dominion Securities	03/19/2014	1,100,000	105	102	3
South African Rand	Royal Bank of Scotland PLC	03/19/2014	20,302,999	1,927	1,882	45
South Korean Won	Credit Suisse	03/19/2014	2,260,000,000	2,092	2,112	(20)
South Korean Won	Royal Bank of Scotland PLC	03/19/2014	2,340,161,000	2,167	2,187	(20)
Swedish Krona	Bank of New York Mellon	03/19/2014	20,000,000	3,073	3,119	(46)
Swedish Krona	Credit Suisse	03/19/2014	42,607,915	6,513	6,645	(132)
Swedish Krona	RBC Dominion Securities	03/19/2014	2,599,587	398	405	(7)
Swedish Krona	Royal Bank of Scotland PLC	03/19/2014	49,432,501	7,566	7,710	(144)
Swedish Krona	Royal Bank of Scotland PLC	05/12/2014	2,562,600	393	399	(6)
Swiss Franc	Bank of New York Mellon	03/19/2014	2,600,000	2,852	2,957	(105)
Swiss Franc	Credit Suisse	03/06/2014	330,000	365	375	(10)
Swiss Franc	Credit Suisse	03/19/2014	2,854,500	3,173	3,246	(73)
Swiss Franc	Royal Bank of Scotland PLC	03/19/2014	3,926,500	4,370	4,466	(96)
Thai Baht	Credit Suisse	03/19/2014	2,257,000	69	69	—
Thai Baht	Royal Bank of Scotland PLC	03/19/2014	4,638,000	141	142	(1)
Turkish Lira	Credit Suisse	03/19/2014	3,932,000	1,882	1,771	111
Turkish Lira	Royal Bank of Scotland PLC	03/19/2014	3,968,000	1,899	1,788	111
Total						$(2,377)

Amounts in thousands except contracts

See accompanying notes.

82

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
3 Month Euro Swiss; June 2014	Short	20	$5,686	$5,686	$—
3 Month Euro Swiss; September 2014	Short	8	2,274	2,274	—
90 Day Eurodollar; December 2014	Long	94	23,417	23,426	9
90 Day Eurodollar; December 2015	Long	7	1,733	1,733	—
90 Day Eurodollar; June 2014	Long	132	32,872	32,919	47
90 Day Eurodollar; June 2015	Long	16	3,978	3,978	—
90 Day Eurodollar; June 2015	Long	35	8,693	8,702	9
90 Day Eurodollar; March 2015	Long	21	5,228	5,229	1
90 Day Eurodollar; September 2014	Long	109	27,151	27,176	25
90 Day Eurodollar; September 2015	Long	11	2,730	2,730	—
90 Day Eurodollar; September 2015	Long	75	18,606	18,614	8
90 Day Eurodollar; September 2017	Long	92	22,298	22,377	79
90 Day Short Sterling; December 2014	Short	16	3,321	3,323	(2)
90 Day Short Sterling; December 2015	Short	40	8,231	8,242	(11)
90 Day Short Sterling; June 2014	Short	88	18,299	18,318	(19)
90 Day Short Sterling; June 2015	Short	32	6,615	6,622	(7)
90 Day Short Sterling; March 2015	Short	27	5,593	5,598	(5)
90 Day Short Sterling; September 2014	Short	48	9,977	9,984	(7)
90 Day Short Sterling; September 2015	Short	36	7,425	7,434	(9)
AEX Index; March 2014	Short	20	2,215	2,200	15
Australia 10 Year Bond; March 2014	Short	177	18,022	18,434	(412)
Australia 3 Year Bond; March 2014	Long	14	1,361	1,361	—
CAC40 Index; March 2014	Short	30	1,804	1,824	(20)
Canadian Bank Acceptance; December 2014	Short	19	4,236	4,237	(1)
Canadian Bank Acceptance; June 2014	Short	13	2,899	2,899	—
Canadian Bank Acceptance; September 2014	Short	16	3,568	3,568	—
DAX Index; March 2014	Long	16	5,121	5,338	217
DJ Euro Stoxx 50; March 2014	Long	241	10,147	10,445	298
DJ Euro Stoxx 50; March 2014	Short	18	749	780	(31)
E-Mini DJIA Index; March 2014	Long	11	880	897	17
eMini MSCI Emerging Markets; March 2014	Short	131	6,481	6,270	211
Euribor; December 2014	Short	33	11,348	11,354	(6)
Euribor; December 2015	Long	44	15,092	15,109	17
Euribor; June 2014	Short	31	10,664	10,669	(5)
Euribor; June 2015	Long	34	11,682	11,690	8
Euribor; March 2015	Long	27	9,284	9,287	3
Euribor; September 2014	Short	35	12,040	12,045	(5)
Euribor; September 2015	Long	40	13,732	13,746	14
Euro Bund 10 Year Bund Future; March 2014	Short	40	7,706	7,972	(266)
FTSE/MIB Index Future; March 2014	Long	2	281	282	1
FTSE100 Index; March 2014	Long	22	2,472	2,496	24
Hang Seng Index; March 2014	Short	2	289	294	(5)
HSCEI China Index; March 2014	Short	6	376	383	(7)
IBEX 35 Index; March 2014	Long	9	1,255	1,252	(3)
Japan 10 Year Bond TSE; March 2014	Short	5	7,074	7,132	(58)
Japan Topix Index; March 2014	Long	46	5,653	5,474	(179)
Japan Topix Index; March 2014	Short	7	864	833	31
Japan Topix Index; March 2014	Short	287	35,371	34,151	1,220
KOSPI 200 Index; March 2014	Long	1	121	121	—
Mini Japan 10 Year Bond; March 2014	Short	42	5,964	5,991	(27)
MSCI Singapore Index; March 2014	Short	7	391	389	2
MSCI Taiwan Index; March 2014	Long	14	421	424	3
Nasdaq 100 E-Mini; March 2014	Long	16	1,124	1,182	58
Nikkei 225 CME Future; March 2014	Short	8	568	597	(29)
Nikkei 225 OSE Future; March 2014	Short	7	1,071	1,022	49
Russell 2000 Mini; March 2014	Short	63	6,944	7,446	(502)
Russell 2000 Mini; March 2014	Short	46	5,288	5,437	(149)
S&P 500 Emini; March 2014	Short	175	15,498	16,254	(756)

See accompanying notes.

83

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Futures Contracts (continued)

Type			Long/Short	Contracts		Notional Value		Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2014			Short		722		$63,838	$67,059	$(3,221)
S&P 500 Emini; March 2014			Short		52		4,540	4,830	(290)
S&P 500 Emini; March 2014			Short		308		28,127	28,607	(480)
S&P Mid 400 Emini; March 2014			Long		6		786	825	39
S&P Mid 400 Emini; March 2014			Short		160		20,570	21,987	(1,417)
S&P/TSE 60 Index; March 2014			Long		11		1,531	1,614	83
SGX CNX Nifty Index; March 2014			Short		133		1,658	1,671	(13)
South Africa All Share Index; March 2014			Long		46		1,779	1,820	41
SPI 200 Index; March 2014			Short		39		4,544	4,695	(151)
US 10 Year Note; June 2014			Short		62		7,706	7,721	(15)
US 10 Year Note; June 2014			Short		200		24,943	24,906	37
US 10 Year Note; June 2014			Short		159		19,797	19,800	(3)
US Long Bond; June 2014			Short		18		2,386	2,395	(9)
US Long Bond; June 2014			Long		31		4,096	4,125	29
US Ultra Bond; June 2014			Short		18		2,567	2,585	(18)
USD IRS 10 Year Prime; March 2014			Short		34		3,467	3,542	(75)
USD IRS 5 Year Prime; March 2014			Long		6		609	611	2
Total									$(5,616)

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	10.46%	01/02/2017	BRL	3,500	$ (39)	$—	$(39)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.42%	01/02/2017		1,300	(42)	1	(43)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.91%	01/02/2017		4,600	(31)	—	(31)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017		3,600	(88)	7	(95)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.60%	01/02/2017		100	(3)	—	(3)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.41%	01/02/2017		1,400	(17)	—	(17)
NA	Interbank Deposit
Barclays Bank PLC	6 Month AUD BBR	Pay	4.75%	03/15/2018	AUD	3,100	145	11	134
	BBSW
BNP Paribas	6 Month JPY	Pay	2.00%	12/21/2041	JPY	50,000	(27)	(29)	2
	LIBOR
BNP Paribas	Brazil Cetip	Pay	8.49%	01/02/2017	BRL	100	(3)	—	(3)
	Interbank Deposit
Credit Suisse	Brazil Cetip	Pay	8.50%	01/02/2017		700	(22)	—	(22)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	01/02/2017		1,000	(32)	(5)	(27)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	01/02/2017		6,200	(197)	—	(197)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	9.21%	01/02/2017		100	(2)	—	(2)
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.72%	01/02/2017		1,300	(38)	—	(38)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.30%	01/02/2017		200	(7)	—	(7)
Co	Interbank Deposit
Goldman Sachs &	MXN TIIE Banxico	Pay	6.77%	12/27/2023	MXN	46,000	25	(1)	26
Co
JP Morgan Chase	Brazil Cetip	Pay	9.01%	01/02/2017	BRL	3,500	(78)	27	(105)
	Interbank Deposit
UBS AG	6 Month AUD BBR	Pay	4.75%	12/15/2017	AUD	800	37	4	33
	BBSW
UBS AG	6 Month AUD BBR	Pay	4.75%	12/14/2017		800	36	2	34
	BBSW
UBS AG	Brazil Cetip	Pay	10.91%	01/02/2017	BRL	100	(1)	—	(1)
	Interbank Deposit

See accompanying notes.

84

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Interest Rate Swaps (continued)

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
UBS AG	Brazil Cetip	Pay	8.59%	01/02/2017	BRL	1,000	$(32)		$—	$(32)
	Interbank Deposit
Total							$(416)		$17	$(433)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Unrealized Appreciation/(Depreciation)
	3 Month CAD Bank	Pay	2.63%	09/16/2043	CAD	500	$66	$		61
	Bill
	3 Month CAD Bank	Pay	2.00%	06/16/2016		3,000	34			36
	Bill
	3 Month CAD Bank	Pay	3.75%	12/18/2028		1,500	90			60
	Bill
	3 Month CAD Bank	Pay	3.30%	06/19/2024		1,200	43			11
	Bill
	3 Month CAD Bank	Receive	3.50%	12/18/2043		1,000	(24)			(43)
	Bill
	3 Month LIBOR	Receive	3.25%	06/18/2029		$5,000	51			(24)
	3 Month LIBOR	Receive	3.50%	12/18/2043		8,100	116			(195)
	3 Month LIBOR	Receive	3.75%	06/18/2044		5,000	(119)			(102)
	3 Month LIBOR	Pay	2.00%	06/18/2019		23,500	233			54
	3 Month LIBOR	Pay	1.50%	03/18/2016		124,050	1,019			91
	3 Month LIBOR	Receive	3.00%	12/18/2023		600	(14)			(4)
	6 Month AUD BBR	Pay	4.00%	06/18/2019	AUD	16,500	176			122
	BBSW
	6 Month JPY	Receive	1.00%	09/18/2023	JPY	680,000	(163)			(128)
	LIBOR
	6 Month JPY	Receive	2.00%	12/21/2041		50,000	(29)			8
	LIBOR
Total							$1,479	$		(53)

Amounts in thousands

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Put - 10 Year Interest	Deutsche Bank AG	3 Month	Receive	3.00%	03/12/2024		$800	$2	$1	$(1)
Rate Swap		LIBOR
Put - 30 Year Interest	Bank of America NA	3 Month	Receive	4.13%	10/16/2015		500	42	23	(19)
Rate Swap		LIBOR
Put - 30 Year Interest	Goldman Sachs & Co	3 Month	Receive	4.13%	10/16/2015		500	43	24	(19)
Rate Swap		LIBOR
Total								$87	$48	$(39)

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 10 Year Interest	Deutsche Bank AG	3 Month	Receive	2.70%	05/19/2014		$5,800	$(25)	$(31)	$(6)
Rate Swap		LIBOR
Call - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.40%	03/03/2014		14,900	(13)	—	13
Rate Swap		LIBOR
Put - 10 Year Interest	Deutsche Bank AG	3 Month	Receive	3.20%	05/19/2014		5,800	(32)	(19)	13
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	3.00%	10/16/2015		2,000	(54)	(34)	20
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.70%	03/03/2014		14,900	(104)	(1)	103
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	3.00%	10/16/2015		1,900	(51)	(32)	19
Rate Swap		LIBOR

See accompanying notes.

85

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Interest Rate Swaptions (continued)

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)			Fair Value			Unrealized Appreciation/(Depreciation)
Total									$(279)	$(117		) $	162

Amounts in thousands

Options

Purchased Options Outstanding		Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)				Fair Value		Unrealized Appreciation/(Depreciation)
Put - S&P 500 Index		$1,350.00	06/23/2014		825		$5,061	$		184			$(4,877)
Total							$5,061	$		184			$(4,877)

Written Options Outstanding		Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)				Fair Value				Unrealized Appreciation/(Depreciation)
Call - S&P 500 Index		$1,850.00	06/23/2014		415		$(964	) $	(2,268			) $	(1,304)
Call - Hertz Global Holdings Inc		$30.00	03/24/2014		185		(17)			(12)			5
Call - Jos A Bank Clothiers Inc		$55.00	03/24/2014		15		(11)			(12)			(1)
Call - Sirius XM Holdings Inc		$3.50	06/23/2014		107		(5)			(3)			2
Call - Sirius XM Holdings Inc		$3.50	04/21/2014		162		(2)			(3)			(1)
Call - Time Warner Cable Inc		$130.00	04/21/2014		2		(1)			(2)			(1)
Call - Time Warner Cable Inc		$130.00	07/21/2014		2		(2)			(3)			(1)
Call - Time Warner Cable Inc		$130.00	01/20/2015		2		(2)			(4)			(2)
Call - US 10 Year Future		$126 .00	05/23/2014		58		(22)			(29)			(7)
Call - US 10 Year Future		$125 .00	03/21/2014		77		(26)			(28)			(2)
Call - US 10 Year Future		$125 .50	03/21/2014		58		(14)			(12)			2
Put - US 10 Year Future		$122.50	03/21/2014		77		(14)			(6)			8
Put - US 10 Year Future		$122.00	05/26/2014		58		(23)			(20)			3
Put - US 10 Year Future		$123.00	03/21/2014		58		(15)			(7)			8
Total							$(1,118	) $	(2,409			) $	(1,291)

Amounts in thousands except contracts

Credit Default Swaptions

Written Swaptions Outstanding	Counterparty (Issuer)	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount		Upfront Premiums Paid/(Received)	Fair Value			Unrealized Appreciation/(Depreciation)
Call - 5 Year	BNP Paribas	CDX.IG.21 5Y	Sell	0.60%	04/16/2014		$3,500		$(2)		$(3	) $	(1)
Credit Default
Swap
Call - 5 Year	JP Morgan Chase	CDX.IG.21 5Y	Sell	0.60%	04/16/2014		11,900		(7)		(8)		(1)
Credit Default
Swap
Put - 5 Year	Bank of America	CDX. ITRAXX.MAIN20.5Y	Sell	0.90%	06/18/2014	EUR	2,900		(10)		(7)		3
Credit Default	NA
Swap
Put - 5 Year	BNP Paribas	CDX.ITRAXX.MAIN20.5Y	Sell	1.00%	06/18/2014		4,200		(10)		(3)		7
Credit Default
Swap
Put - 5 Year	BNP Paribas	CDX.ITRAXX.MAIN20.5Y	Sell	0.90%	06/18/2014		4,200		(11)		(10)		1
Credit Default
Swap
Put - 5 Year	Deutsche Bank	CDX.ITRAXX.MAIN20.5Y	Sell	0.90%	06/18/2014		4,300		(14)		(10)		4
Credit Default	AG
Swap
Put - 5 Year	JP Morgan Chase	CDX.ITRAXX.MAIN20.5Y	Sell	1.10%	04/16/2014		15,000		(34)		(3)		31
Credit Default
Swap
Put - 5 Year	JP Morgan Chase	CDX.ITRAXX.MAIN20.5Y	Sell	1.20%	06/18/2014		15,000		(50)		(12)		38
Credit Default
Swap
Total									$(138)		$(56	) $	82

Amounts in thousands

See accompanying notes.

86

Schedule of Investments Global Multi-Strategy Fund February 28, 2014 (unaudited)

Purchased Forward Volatility Agreements

Description	Counterparty (Issuer)	Expiration Date	Contracts	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on	Goldman Sachs & Co	10/27/2014	800,000		$91	$85		$(6)
the 30 Year Swap Rate, 1 Year Forward,
Strike determined on 10/24/2014
Total					$91	$85		$(6)

Amounts in thousands except contracts

Synthetic Futures

Counterparty (Issuer)	Reference Entity			Expiration Date		Notional Value		Unrealized Appreciation/(Depreciation)
Bank of Amercia NA	Euro Bund 10 Year Bund Future; March 2014			03/10/2014		$8,328		$128
Bank of America NA	Canada 10 Year Bond Future; June 2014			06/30/2014		2,224		18
Bank of America NA	Euro 30 Year Bond Future; March 2014			03/10/2013		522		2
Bank of America NA	Euro-Bobl 5 Year Future; March 2014			03/10/2014		7,223		32
Bank of America NA	Euro-Schatz 2 Year Future; March 2014			03/10/2014		5,688		(4)
Bank of America NA	UK 10 Year Gilt Future; June 2014			06/26/2014		(8,158)		(45)
Bank of America NA	US 10 Year Note Future; June 2014			06/19/2014		22,189		102
Bank of America NA	US 2 Year Note Future; June 2014			06/30/2014		3,956		1
Bank of America NA	US 5 Year Note Future; June 2014			06/30/2014		(1,792)		(5)
Bank of America NA	US Long Bond Future; June 2014			06/19/2014		(526)		(7)
Morgan Stanley	Bovespa Index Future; April 2014			04/16/2014		(1,005)		22
Morgan Stanley	MSCI Taiwan Index Future; March 2014			03/28/2014		90		1
Morgan Stanley	RTS Index Future; March 2014			03/17/2014		1,477		(141)
Morgan Stanley	SGX CNX Nifty Index Future; March 2014			03/27/2014		(670)		(9)
Morgan Stanley	Swiss Market Index Future; March 2014			03/21/2014		(9,509)		(129)
Morgan Stanley	Taiwan TAIEX Index Future; March 2014			03/19/2014		169		2
Total								$(32)

Amounts in thousands

Total Return Equity Basket Swaps

Counterparty	Fund Pays	Fund Receives	Expiration Date			Fair Value		Unrealized Appreciation/(Depreciation)
Bank of America NA	Floating rate based on the	Total return on a custom basket of		08/15/2019		$(75	) $	2
	Federal Funds Rate	long and short securities traded in
	plus/less spread	USD
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of		02/20/2015		503		(50)
	Overnight RBA Cash Rate	long and short securities traded in
	plus/less spread	AUD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of		01/20/2015		1,639		1,018
	month LIBOR plus/less	long and short securities traded in
	spread	GBP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of		09/20/2014		1,126		839
	week EUR LIBOR	long and short French securities
	plus/less spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015		10,349		185
	month LIBOR plus/less	long and short securities traded in
	spread	JPY
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		12/30/2015		4,231		(44)
	month Euribor plus/less	long and short securities traded in
	spread	SEK
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015		5,854		(620)
	month LIBOR plus/less	long and short securities traded in
	spread	GBP
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015		(3,429)		641
	month LIBOR plus/less	long and short securities traded in
	spread	USD
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015		(14,191)		(11)
	month Euribor plus/less	long and short securities traded in
	spread	EUR
Total						$6,007		$1,960

Amounts in thousands

See accompanying notes.

87

			Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Total Return Swaps

Counterparty	Fund Pays		Fund Receives	Expiration Date	Fair Value	Unrealized Appreciation/(Depreciation)
Morgan Stanley	1 Month LIBOR plus	Total return of the Russian Depository		03/19/2014	$(5	) $	(5)
	0.50%		Index
Morgan Stanley	1 Month LIBOR plus	Total return of the Russian Depository		03/19/2014	(14)		(14)
	0.50%		Index
Morgan Stanley	1 Month LIBOR plus	Total return of the Russian Depository		03/19/2014	(4)		(4)
	0.50%		Index
Total					$(23	) $	(23)

Amounts in thousands

Reverse Repurchase Agreements

Counterparty		Coupon Rate	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(0.10%)	3/20/2014	$1,950			$(1,950)
Barclays Bank PLC		(0.10%)	5/22/2014	16,573			(16,573)
Barclays Bank PLC		(0.50%)	2/18/2024	1,703			(1,703)
Barclays Bank PLC		(0.10%)	3/20/2014	3,900			(3,900)
Barclays Bank PLC		(0.10%)	3/20/2014	4,875			(4,875)
Barclays Bank PLC		(0.10%)	3/20/2014	3,900			(3,900)
Total							$(32,902)

Amounts in thousands

See accompanying notes.

88

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (22.60)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Advertising - (0.20)%				Automobile Parts & Equipment (continued)
Lamar Advertising Co (a)	6,400	$343		Toyota Industries Corp	2,900	$134
Publicis Groupe SA	23,778	2,257				$2,532

		$2,600		Banks - (1.06)%
Aerospace & Defense - (0.21)%				Banco de Sabadell SA	66,746	220
B/E Aerospace Inc (a)	16,387	1,381		Banco Popular Espanol SA	25,821	185
Finmeccanica SpA (a)	37,030	363		Bank of America Corp	8,400	139
L-3 Communications Holdings Inc	2,169	250		Bank of Hawaii Corp	800	47
Lockheed Martin Corp	400	65		Bank of New York Mellon Corp/The	2,100	67
MTU Aero Engines AG	31	3		Banner Corp	6,986	277
Rockwell Collins Inc	4,300	355		CapitalSource Inc	8,000	118
Spirit Aerosystems Holdings Inc (a)	3,300	95		CIT Group Inc	1,900	92
Triumph Group Inc	3,561	232		City National Corp/CA	500	37
United Technologies Corp	199	23		Comerica Inc	16,850	812
		$2,767		Commerzbank AG (a)	29,835	539
				Credit Suisse Group AG (a)	15,180	477
Agriculture - (0.17)%				Cullen/Frost Bankers Inc	1,300	97
Altria Group Inc	6,350	230		Danske Bank A/S (a)	916	24
Archer-Daniels-Midland Co	14,715	597		Deutsche Bank AG	4,360	211
Lorillard Inc	22,400	1,099		East West Bancorp Inc	280	10
Philip Morris International Inc	2,299	186		Fifth Third Bancorp	23,010	499
Reynolds American Inc	1,340	68		First BanCorp/Puerto Rico (a)	16,050	84
Universal Corp/VA	400	23		First Horizon National Corp	22,500	269
		$2,203		FirstMerit Corp	12,157	253
Airlines - (0.06)%				Hancock Holding Co	2,700	93
JetBlue Airways Corp (a)	77,273	682		M&T Bank Corp	23,499	2,740
United Continental Holdings Inc (a)	3,000	135		MB Financial Inc	88	3
		$817		Mediobanca SpA (a)	2,291	23
				Mizuho Financial Group Inc	17,400	36
Apparel - (0.29)%				PacWest Bancorp	48,667	2,112
Asics Corp	8,819	173		Prosperity Bancshares Inc	600	38
Deckers Outdoor Corp (a)	2,200	164		Regions Financial Corp	66,555	708
Hugo Boss AG	127	17		Seven Bank Ltd	6,700	25
Michael Kors Holdings Ltd (a)	800	79		Signature Bank/New York NY (a)	599	78
Nike Inc	12,581	985		Sumitomo Mitsui Trust Holdings Inc	15,000	70
Ralph Lauren Corp	4,239	683		SVB Financial Group (a)	2,600	327
Tod's SpA	405	55		Svenska Handelsbanken AB	3,698	193
Under Armour Inc (a)	6,347	718		Synovus Financial Corp	156,300	544
VF Corp	14,240	834		TCF Financial Corp	16,500	266
		$3,708		UBS AG (a)	9,231	197
Automobile Manufacturers - (0.30)%				Umpqua Holdings Corp	18,048	321
Bayerische Motoren Werke AG	2,953	343		US Bancorp/MN	6,850	282
Daimler AG	4,036	375		Valley National Bancorp	9,400	95
Fiat SpA (a)	7,154	75		Webster Financial Corp	1,600	49
Ford Motor Co	31,100	478		Westamerica Bancorporation	9,154	460
General Motors Co	4,300	156		Zions Bancorporation	20,700	646
Honda Motor Co Ltd	4,200	151				$13,763
Isuzu Motors Ltd	6,000	37		Beverages - (0.30)%
Mazda Motor Corp (a)	25,000	121		Anheuser-Busch InBev NV	551	57
Mitsubishi Motors Corp (a)	173	2		Carlsberg A/S	65	7
Navistar International Corp (a)	13,400	502		Coca-Cola Co/The	7,400	283
Nissan Motor Co Ltd	49,200	439		Constellation Brands Inc (a)	20,586	1,668
Scania AB	5,856	180		Davide Campari-Milano SpA	1,395	12
Tesla Motors Inc (a)	2,479	607		Green Mountain Coffee Roasters Inc	3,904	429
Volvo AB - B Shares	29,893	449		Heineken NV	1,097	74
		$3,915		Monster Beverage Corp (a)	18,367	1,359
Automobile Parts & Equipment - (0.19)%				PepsiCo Inc	900	72
BorgWarner Inc	17,278	1,062				$3,961
NGK Insulators Ltd	18,000	391		Biotechnology - (0.36)%
NGK Spark Plug Co Ltd	2,000	45		Acorda Therapeutics Inc (a)	6,440	236
NOK Corp	3,800	63		BioMarin Pharmaceutical Inc (a)	4,200	340
Nokian Renkaat OYJ	11,369	509		Cubist Pharmaceuticals Inc (a)	2,700	215
Pirelli & C. SpA	15,454	269		Exelixis Inc (a)	33,506	236
Sumitomo Rubber Industries Ltd	3,500	47		Gilead Sciences Inc (a)	6,695	554
Tenneco Inc (a)	200	12		Incyte Corp Ltd (a)	1,800	116

See accompanying notes.

89

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Biotechnology (continued)				Coal - (0.14)%
Ligand Pharmaceuticals Inc (a)	1,430	$100		Alpha Natural Resources Inc (a)	20,079	$108
Medivation Inc (a)	1,800	129		Arch Coal Inc	88,600	404
Regeneron Pharmaceuticals Inc (a)	7,202	2,395		Cloud Peak Energy Inc (a)	11,840	230
Takara Bio Inc	2,100	36		Consol Energy Inc	23,500	942
Theravance Inc (a)	7,365	272		Peabody Energy Corp	7,300	128
		$4,629				$1,812

Building Materials - (0.36)%				Commercial Services - (0.68)%
Asahi Glass Co Ltd	33,000	182		Aaron's Inc	1,700	52
Cemex SAB de CV ADR(a)	85,730	1,121		Abertis Infraestructuras SA	8,820	207
Daikin Industries Ltd	5,800	334		ADT Corp/The	4,400	135
Eagle Materials Inc	2,470	219		Alliance Data Systems Corp (a)	1,700	485
Fortune Brands Home & Security Inc	4,314	201		American Public Education Inc (a)	3,470	123
Geberit AG	220	69		Apollo Education Group Inc (a)	8,700	290
Holcim Ltd (a)	2,363	192		Atlantia SpA	7,951	201
LIXIL Group Corp	14,000	411		Avis Budget Group Inc (a)	42,462	1,995
Louisiana-Pacific Corp (a)	27,762	522		Benesse Holdings Inc	500	19
Martin Marietta Materials Inc	4,624	564		Cintas Corp	8,250	501
Owens Corning Inc	9,900	453		DeVry Education Group Inc	5,800	244
Rinnai Corp	800	68		FTI Consulting Inc (a)	7,100	207
Taiheiyo Cement Corp	87,077	307		Gartner Inc (a)	1,260	88
Vulcan Materials Co	400	27		Genpact Ltd (a)	300	5
		$4,670		Global Payments Inc	2,600	183
				Hertz Global Holdings Inc (a)	5,100	143
Chemicals - (0.79)%				HMS Holdings Corp (a)	100	2
Air Products & Chemicals Inc	1,000	121		Iron Mountain Inc	8,265	225
Airgas Inc	100	11		Kelly Services Inc	6,870	173
Albemarle Corp	800	53		Leidos Holdings Inc	3,255	145
American Vanguard Corp	18,324	408		Monster Worldwide Inc (a)	38,400	306
Ashland Inc	800	75		Moody's Corp	8,013	633
BASF SE	3,670	422		Park24 Co Ltd	1,100	22
CF Industries Holdings Inc	1,375	345		Quanta Services Inc (a)	25,570	900
Clariant AG (a)	13,680	280
				Randstad Holding NV	1,365	86
Dow Chemical Co/The	6,700	326		Rent-A-Center Inc/TX	3,800	96
Eastman Chemical Co	3,476	304		RR Donnelley & Sons Co	7,417	142
Ecolab Inc	4,900	528		Securitas AB	77	1
EI du Pont de Nemours & Co	12,493	832		SGS SA	19	47
EMS-Chemie Holding AG	57	22		Sotheby's	4,667	219
FMC Corp	700	54		Strayer Education Inc (a)	1,200	57
Givaudan SA (a)	41	64		United Rentals Inc (a)	1,900	168
Intrepid Potash Inc (a)	36,700	544		Vantiv Inc (a)	300	10
K+S AG	12,686	428		Western Union Co/The	45,600	763
Kansai Paint Co Ltd	8,000	104		Wirecard AG	534	25
Kuraray Co Ltd	7,100	80				$8,898
LANXESS AG	2,456	182
Linde AG	121	25		Computers - (0.38)%
LyondellBasell Industries NV	11,696	1,030		3D Systems Corp (a)	5,800	441
Mitsubishi Gas Chemical Co Inc	23,000	147		Accenture PLC - Class A	4,739	395
Mitsui Chemicals Inc	108,122	280		Apple Inc	1,400	737
Monsanto Co	820	90		Cadence Design Systems Inc (a)	3,300	51
Mosaic Co/The	11,400	557		Cognizant Technology Solutions Corp (a)	2,200	229
NewMarket Corp	100	37		Diebold Inc	2,600	97
Nitto Denko Corp	2,400	113		EMC Corp/MA	5,500	145
Novozymes A/S	11,410	530		iGate Corp (a)	2,520	85
PPG Industries Inc	2,050	406		IHS Inc (a)	1,700	204
Praxair Inc	5,910	771		Indra Sistemas SA	2,156	39
Sigma-Aldrich Corp	399	38		International Business Machines Corp	500	93
Sumitomo Chemical Co Ltd	62,033	255		Itochu Techno-Solutions Corp	2,200	102
Symrise AG	68	3		Lexmark International Inc	400	17
Syngenta AG	625	227		Mentor Graphics Corp	100	2
Taiyo Nippon Sanso Corp	27,935	210		MICROS Systems Inc (a)	3,800	211
Teijin Ltd	25,000	60		NTT Data Corp	1,300	54
Tokai Carbon Co Ltd	28,000	85		Riverbed Technology Inc (a)	17,022	379
Tokuyama Corp	10,963	40		SanDisk Corp	4,653	345
Wacker Chemie AG	2,172	293		Seagate Technology PLC	5,360	280
		$10,380		Stratasys Ltd (a)	3,600	458
				TDK Corp	3,300	143

See accompanying notes.

90

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Computers (continued)				Electric (continued)
Teradata Corp (a)	7,700	$354		Hokkaido Electric Power Co Inc	14,500	$148
		$4,861		Hokuriku Electric Power Co	1,400	18
				Integrys Energy Group Inc	200	11
Consumer Products - (0.07)%				ITC Holdings Corp	1,200	123
Church & Dwight Co Inc	5,440	370		Kyushu Electric Power Co Inc	7,600	98
Clorox Co/The	1,820	159		NextEra Energy Inc	5,371	490
Husqvarna AB	35,625	240		Northeast Utilities	7,222	321
Scotts Miracle-Gro Co/The	2,706	155		NorthWestern Corp	5,125	235
		$924		NRG Energy Inc	11,700	340
Cosmetics & Personal Care - (0.05)%				NRG Yield Inc	1,149	44
Avon Products Inc	18,699	289		OGE Energy Corp	10,104	364
Beiersdorf AG	79	8		Pinnacle West Capital Corp	12,715	708
Estee Lauder Cos Inc/The	3,532	243		PPL Corp	35,610	1,150
Oriflame Cosmetics SA	400	10		Public Service Enterprise Group Inc	1,600	59
Unicharm Corp	2,100	120		Red Electrica Corp SA	2,047	159
		$670		RWE AG	9,106	364
				SCANA Corp	25,470	1,261
Distribution & Wholesale - (0.22)%				Shikoku Electric Power Co Inc	28,793	448
Fastenal Co	12,300	580		Southern Co/The	5,300	224
Fossil Group Inc (a)	3,096	356		TECO Energy Inc	3,200	54
Mitsubishi Corp	200	4		Terna Rete Elettrica Nazionale SpA	1,210	6
Owens & Minor Inc	1,200	42		Westar Energy Inc	2,600	89
Watsco Inc	1,100	108				$9,240
WESCO International Inc (a)	2,700	233
WW Grainger Inc	6,282	1,602		Electrical Components & Equipment - (0.38)%
		$2,925		Acuity Brands Inc	499	70
				AMETEK Inc	700	37
Diversified Financial Services - (0.64)%				Emerson Electric Co	2,200	143
Acom Co Ltd (a)	54,450	157		Energizer Holdings Inc	2,608	254
AEON Financial Service Co Ltd	15,100	371		Furukawa Electric Co Ltd	84,000	229
Air Lease Corp	500	18		General Cable Corp	50,718	1,561
American Express Co	4,000	365		GrafTech International Ltd (a)	13,699	133
BlackRock Inc	1,466	447		GS Yuasa Corp	86,355	501
Charles Schwab Corp/The	76,031	2,016		Hitachi Ltd	42,000	333
Credit Saison Co Ltd	4,591	101		Hubbell Inc	3,470	415
Federated Investors Inc	6,200	170		Nidec Corp	6,100	750
Franklin Resources Inc	2,097	112		SunPower Corp (a)	15,446	512
GAM Holding AG (a)	2,294	40				$4,938
Greenhill & Co Inc	8,436	449
Hitachi Capital Corp	2,700	64		Electronics - (0.34)%
Janus Capital Group Inc	5,500	61		Advantest Corp	41,991	457
Julius Baer Group Ltd (a)	7,068	331		Amphenol Corp	7,019	618
Legg Mason Inc	3,815	175		Dainippon Screen Manufacturing Co Ltd	12,000	63
Ocwen Financial Corp (a)	2,100	79		FLIR Systems Inc	13,900	475
SLM Corp	77,170	1,847		Garmin Ltd	2,900	156
Stifel Financial Corp (a)	3,700	178		Gentex Corp/MI	8,100	254
SWS Group Inc (a)	9,940	81		Ibiden Co Ltd	6,400	126
T Rowe Price Group Inc	14,237	1,156		Methode Electronics Inc	6,560	222
Visa Inc	400	91		Mettler-Toledo International Inc (a)	500	123
		$8,309		Minebea Co Ltd	22,263	197
				National Instruments Corp	1,100	32
Electric - (0.71)%				Newport Corp (a)	4,360	90
A2A SpA	103,048	133		Nippon Electric Glass Co Ltd	34,000	154
Alliant Energy Corp	3,990	216		Sensata Technologies Holding NV (a)	3,100	126
Black Hills Corp	2,500	142		Toshiba Corp	99,443	432
Calpine Corp (a)	4,400	84		Trimble Navigation Ltd (a)	11,400	435
Chugoku Electric Power Co Inc/The	4,600	65		Waters Corp (a)	200	22
CMS Energy Corp	800	23		Woodward Inc	3,399	148
Consolidated Edison Inc	1,950	109		Yaskawa Electric Corp	17,900	267
Dominion Resources Inc/VA	7,977	554		Yokogawa Electric Corp	2,400	37
Duke Energy Corp	2,060	146				$4,434
Edison International	4,394	230
Electric Power Development Co Ltd	1,700	53		Energy - Alternate Sources - (0.02)%
Exelon Corp	14,000	426		Green Plains Renewable Energy Inc	11,590	306
FirstEnergy Corp	6,400	197
Great Plains Energy Inc	4,740	125		Engineering & Construction - (0.06)%
Hawaiian Electric Industries Inc	900	23		Acciona SA	2,238	178

See accompanying notes.

91

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Engineering & Construction (continued)				Gas (continued)
Aker Solutions ASA	6,919	$116		Snam SpA	3,290	$19
Chicago Bridge & Iron Co NV ADR	900	76		WGL Holdings Inc	4,138	166
Fluor Corp	400	31				$333
Fraport AG Frankfurt Airport Services	2,787	222
Worldwide				Hand & Machine Tools - (0.30)%
McDermott International Inc (a)	13,900	116		Disco Corp	2,800	189
Obrascon Huarte Lain SA	112	5		DMG Mori Seiki Co Ltd	20,000	332
Tecnicas Reunidas SA	1,635	90		Franklin Electric Co Inc	5,660	247
YIT OYJ	2,056	25		Kennametal Inc	2,100	92
		$859		Konecranes OYJ	2,578	91
				Lincoln Electric Holdings Inc	19,686	1,476
Entertainment - (0.05)%				Makita Corp	4,900	274
Bally Technologies Inc (a)	1,700	115		Sandvik AB	26,244	365
Dolby Laboratories Inc (a)	1,889	78		Schindler Holding AG - PC	133	20
DreamWorks Animation SKG Inc (a)	5,200	156		SMC Corp/Japan	1,200	306
Gaming and Leisure Properties Inc	183	7		Snap-on Inc	3,667	411
Oriental Land Co Ltd/Japan	300	45		Stanley Black & Decker Inc	2,900	241
Penn National Gaming Inc (a)	900	12				$4,044
Six Flags Entertainment Corp	2,600	106		Healthcare - Products - (0.72)%
Toho Co Ltd/Tokyo	1,300	25		Abaxis Inc (a)	4,860	184
Vail Resorts Inc	600	42		Alere Inc (a)	4,400	161
		$586		Baxter International Inc	600	42
Environmental Control - (0.06)%				Becton Dickinson and Co	480	55
Clean Harbors Inc (a)	2,400	113		Cepheid Inc (a)	10,000	537
Covanta Holding Corp	30,302	545		Cooper Cos Inc/The	9,054	1,161
Republic Services Inc	1,400	48		Cynosure Inc (a)	11,001	339
Stericycle Inc (a)	700	80		DENTSPLY International Inc	28,880	1,311
Waste Connections Inc	800	35		Edwards Lifesciences Corp (a)	1,900	133
Waste Management Inc	100	4		Elekta AB	22,294	297
		$825		Getinge AB	155	6
				Hologic Inc (a)	12,300	268
Food - (0.34)%				Hospira Inc (a)	6,100	264
Barry Callebaut AG (a)	23	28		IDEXX Laboratories Inc (a)	3,660	461
Campbell Soup Co	3,300	143		Intuitive Surgical Inc (a)	3,330	1,481
Chr Hansen Holding A/S	184	8		Luxottica Group SpA	2,259	125
Delhaize Group SA	354	26		Masimo Corp (a)	4,900	125
Flowers Foods Inc	7,200	148		Medtronic Inc	4,100	243
Fresh Market Inc/The (a)	400	13		Sonova Holding AG (a)	2,173	307
General Mills Inc	537	27		St Jude Medical Inc	9,214	620
Hain Celestial Group Inc (a)	1,300	116
				Stryker Corp	600	48
Hershey Co/The	2,530	268		Sysmex Corp	900	54
Hormel Foods Corp	9,349	444		Techne Corp	3,611	321
ICA Gruppen AB	826	29		Terumo Corp	4,800	206
Kellogg Co	21,040	1,277		Varian Medical Systems Inc (a)	3,400	285
Kikkoman Corp	6,000	117		Volcano Corp (a)	7,200	154
Loblaw Cos Ltd	12,560	518		William Demant Holding A/S (a)	883	79
Marine Harvest ASA	1,664	18				$9,267
McCormick & Co Inc/MD	1,100	73
Nestle SA	96	7		Healthcare - Services - (0.31)%
Nissin Foods Holdings Co Ltd	1,382	62		Air Methods Corp (a)	4,682	253
Post Holdings Inc (a)	2,746	157		Brookdale Senior Living Inc (a)	8,416	282
SUPERVALU Inc (a)	21,800	141		Centene Corp (a)	360	23
Sysco Corp	4,290	154		DaVita HealthCare Partners Inc (a)	500	34
TreeHouse Foods Inc (a)	700	50		Fresenius Medical Care AG & Co KGaA	2,587	178
United Natural Foods Inc (a)	1,600	116		Healthways Inc (a)	24,500	366
Whole Foods Market Inc	11,844	640		Humana Inc	1,300	146
Yakult Honsha Co Ltd	600	29		Kindred Healthcare Inc	5,950	129
		$4,609		Laboratory Corp of America Holdings (a)	3,500	327
				LifePoint Hospitals Inc (a)	1,200	65
Forest Products & Paper - (0.01)%				Mednax Inc (a)	11,008	670
Domtar Corp	400	44		Quest Diagnostics Inc	1,600	85
International Paper Co	1,200	59		Tenet Healthcare Corp (a)	16,165	713
		$103		UnitedHealth Group Inc	1,700	132
Gas - (0.03)%				WellCare Health Plans Inc (a)	10,290	636
AGL Resources Inc	2,920	138				$4,039
ONE Gas Inc (a)	300	10

See accompanying notes.

92

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Holding Companies - Diversified - (0.05)%				Internet (continued)
Leucadia National Corp	21,794	$609		priceline.com Inc (a)	1,271	$1,715
				Rackspace Hosting Inc (a)	21,900	805

Home Builders - (0.34)%				Rakuten Inc	29,300	421
				Start Today Co Ltd	4,899	121
DR Horton Inc	12,200	300		Trend Micro Inc/Japan	800	27
Lennar Corp	43,163	1,894		TripAdvisor Inc (a)	5,300	531
M/I Homes Inc (a)	8,370	208
				VeriSign Inc (a)	69,323	3,820
MDC Holdings Inc	1,500	47		Web.com Group Inc (a)	4,343	158
Standard Pacific Corp (a)	27,847	254
				Yahoo Japan Corp	54,700	347
Thor Industries Inc	300	17		Zynga Inc (a)	23,500	119
Toll Brothers Inc (a)	44,180	1,723
		$4,443				$13,840

Home Furnishings - (0.09)%				Investment Companies - (0.01)%
Sharp Corp/Japan (a)	202,763	659		Ares Capital Corp	9,899	178
Sony Corp	13,400	234
Tempur Sealy International Inc (a)	5,800	301		Iron & Steel - (0.33)%
		$1,194		Allegheny Technologies Inc	12,100	384
				ArcelorMittal	43,877	689
Housewares - 0.00%				Carpenter Technology Corp	100	6
Toro Co	200	13		Cliffs Natural Resources Inc	26,258	526
				Hitachi Metals Ltd	24,000	359
Insurance - (0.64)%				Kobe Steel Ltd	122,275	168
Aflac Inc	3,300	211		Nippon Steel & Sumitomo Metal Corp	51,824	152
Allianz SE	467	83		Nucor Corp	5,400	271
American Financial Group Inc/OH	31,210	1,784		Reliance Steel & Aluminum Co	9,335	647
Arch Capital Group Ltd (a)	2,600	146		Salzgitter AG	596	25
Assured Guaranty Ltd	9,800	241		SSAB AB - A Shares	36,854	290
Cincinnati Financial Corp	9,310	437		Steel Dynamics Inc	39,310	686
Dai-ichi Life Insurance Co Ltd/The	6,800	100		ThyssenKrupp AG (a)	3,058	83
Delta Lloyd NV	764	22		United States Steel Corp	706	17
Genworth Financial Inc (a)	4,140	64				$4,303

Gjensidige Forsikring ASA	1,752	37		Leisure Products & Services - (0.27)%
Hannover Rueck SE	178	15
HCC Insurance Holdings Inc	17,350	762		Carnival Corp	32,120	1,274
				Harley-Davidson Inc	2,200	145
Lincoln National Corp	4,355	218		Life Time Fitness Inc (a)	5,900	278
Mapfre SA	5,763	24
Markel Corp (a)	300	173		Polaris Industries Inc	9,189	1,231
				Sega Sammy Holdings Inc	400	9
Meadowbrook Insurance Group Inc	11,010	59		Shimano Inc	900	82
MetLife Inc	4,200	213
MGIC Investment Corp (a)	51,576	462		Yamaha Motor Co Ltd	32,896	478
Progressive Corp/The	16,300	399				$3,497
Prudential Financial Inc	4,447	376		Lodging - (0.21)%
Radian Group Inc	83,094	1,292		Hyatt Hotels Corp (a)	1,300	68
Reinsurance Group of America Inc	8,610	663		Las Vegas Sands Corp	4,951	422
RenaissanceRe Holdings Ltd	410	39		Marriott International Inc/DE	4,800	260
Sony Financial Holdings Inc	3,500	57		MGM Resorts International (a)	39,189	1,080
StanCorp Financial Group Inc	800	53		Wynn Resorts Ltd	3,280	795
Storebrand ASA (a)	19,010	120				$2,625
T&D Holdings Inc	1,600	20
Tokio Marine Holdings Inc	2,000	59		Machinery - Construction & Mining - (0.19)%
Tower Group International Ltd	17,620	49		Atlas Copco AB - A Shares	8,633	242
Validus Holdings Ltd	55	2		Caterpillar Inc	6,099	591
WR Berkley Corp	999	41		Hitachi Construction Machinery Co Ltd	13,853	270
Zurich Insurance Group AG (a)	406	124		Joy Global Inc	5,500	303
		$8,345		Komatsu Ltd	36,200	766
				Terex Corp	7,800	347
Internet - (1.07)%						$2,519
AOL Inc (a)	4,100	179
Dena Co Ltd	4,900	106		Machinery - Diversified - (0.26)%
eBay Inc (a)	8,518	501		Babcock & Wilcox Co/The	700	23
Equinix Inc (a)	19,418	3,689		Chart Industries Inc (a)	5,785	483
Expedia Inc	3,100	243		Deere & Co	1,100	94
F5 Networks Inc (a)	6,400	719		FANUC Corp	700	122
HomeAway Inc (a)	2,300	105		Flowserve Corp	900	73
Kakaku.com Inc	5,236	87		FLSmidth & Co A/S	7,308	383
M3 Inc	44	147		Hexagon AB	11,303	400
				IDEX Corp	800	60

See accompanying notes.

93

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Machinery - Diversified (continued)				Miscellaneous Manufacturing (continued)
Intevac Inc (a)	3,120	$24		Nikon Corp	21,952	$403
Kawasaki Heavy Industries Ltd	52,000	213		Polypore International Inc (a)	700	24
Kone OYJ	165	7		Siemens AG	1,440	192
Kubota Corp	15,000	211		Textron Inc	12,782	508
MAN SE	2,759	356		Trinity Industries Inc	1,900	136
Manitowoc Co Inc/The	6,307	195				$3,883
Nabtesco Corp	15,074	379
Roper Industries Inc	1,200	163		Office & Business Equipment - (0.08)%
Xylem Inc/NY	3,400	134		Canon Inc	3,600	112
		$3,320		Pitney Bowes Inc	26,500	675
				Ricoh Co Ltd	15,000	189
Media - (0.57)%						$976
AMC Networks Inc (a)	200	15
Axel Springer SE	180	13		Oil & Gas - (1.10)%
Cablevision Systems Corp	10,800	190		Apache Corp	2,600	206
				Atwood Oceanics Inc (a)	3,700	175
CBS Corp	7,305	490		Bill Barrett Corp (a)	10,200	259
Charter Communications Inc (a)	2,000	254
Comcast Corp - Class A	40,608	2,099		Cabot Oil & Gas Corp	49,446	1,731
Discovery Communications Inc - A Shares (a)	2,600	217		Cheniere Energy Inc (a)	5,300	262
FactSet Research Systems Inc	600	63		Chesapeake Energy Corp	31,446	814
Liberty Global PLC - A Shares (a)	13,986	1,211		Comstock Resources Inc	9,680	191
Liberty Global PLC - C Shares (a)	5,127	434		Concho Resources Inc (a)	3,500	424
Liberty Media Corp (a)	7,970	1,093		CVR Energy Inc	3,182	125
Mediaset Espana Comunicacion SA (a)	17,437	209		Denbury Resources Inc	6,200	101
Mediaset SpA (a)	19,972	115		Diamond Offshore Drilling Inc	1,300	62
Modern Times Group AB	2,173	103		Enerplus Corp	1,837	36
Scripps Networks Interactive Inc	1,199	97		Ensco PLC	1,300	69
Sirius XM Holdings Inc (a)	11,300	41		EQT Corp	1,900	194
Sky Deutschland AG (a)	22,037	230		Gulfport Energy Corp (a)	34,669	2,292
Time Warner Cable Inc	200	28		Helmerich & Payne Inc	17,765	1,754
Twenty-First Century Fox Inc - A Shares	18,230	612		Hess Corp	7,830	627
		$7,514		HollyFrontier Corp	4,020	183
				Inpex Corp	9,300	118
Metal Fabrication & Hardware - (0.11)%				JX Holdings Inc	20,300	105
Assa Abloy AB	5,070	258		Laredo Petroleum Inc (a)	1,100	29
Nachi-Fujikoshi Corp	41,000	261		Murphy USA Inc (a)	1,295	53
NTN Corp	59,420	226		Noble Corp plc	2,800	87
Precision Castparts Corp	700	180		Oasis Petroleum Inc (a)	1,200	52
SKF AB	2,839	76		Patterson-UTI Energy Inc	14,444	421
Tenaris SA	17,809	372		Penn West Petroleum Ltd	3,300	27
		$1,373		QEP Resources Inc	5,600	162
				Range Resources Corp	15,480	1,332
Mining - (0.22)%				Rosetta Resources Inc (a)	5,000	222
Alcoa Inc	15,000	176		Rowan Cos PLC (a)	18,240	608
Boliden AB	3,376	54		SandRidge Energy Inc (a)	2,519	16
Century Aluminum Co (a)	27,600	327
				Seadrill Ltd	6,462	238
Compass Minerals International Inc	5,060	432		Southwestern Energy Co (a)	9,300	384
Freeport-McMoRan Copper & Gold Inc	14,700	480		Swift Energy Co (a)	17,260	173
Goldcorp Inc	12,599	339		Tesoro Corp	4,500	230
Kaiser Aluminum Corp	3,441	243		TonenGeneral Sekiyu KK	3,000	26
Norsk Hydro ASA	31,870	157		Ultra Petroleum Corp (a)	21,800	549
Royal Gold Inc	6,020	413		WPX Energy Inc (a)	1,560	28
Stillwater Mining Co (a)	6,564	89
Toho Titanium Co Ltd	7,400	45				$14,365
Umicore SA	1,622	80		Oil & Gas Services - (0.29)%
		$2,835		Baker Hughes Inc	5,800	367
				Cameron International Corp (a)	2,200	141
Miscellaneous Manufacturing - (0.30)%				CARBO Ceramics Inc	3,400	422
Actuant Corp	2,000	70		Core Laboratories NV	1,900	357
Alfa Laval AB	4,631	125		Exterran Holdings Inc	6,709	275
AptarGroup Inc	15,974	1,057		FMC Technologies Inc (a)	6,600	332
AZZ Inc	11,256	499		Fugro NV	11,834	686
Danaher Corp	1,100	84		Key Energy Services Inc (a)	1,700	16
Donaldson Co Inc	9,610	412		National Oilwell Varco Inc	2,130	164
General Electric Co	2,000	51		Oil States International Inc (a)	1,955	186
Hexcel Corp (a)	4,700	212
				Saipem SpA	1,250	29
Illinois Tool Works Inc	399	33		SBM Offshore NV (a)	4,140	64
Leggett & Platt Inc	2,400	77

See accompanying notes.

94

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Oil & Gas Services (continued)				REITS (continued)
Schlumberger Ltd	1,700	$158		SL Green Realty Corp	15,320	$1,522
Subsea 7 SA	19,231	366		Tanger Factory Outlet Centers Inc	652	23
TGS Nopec Geophysical Co ASA	2,197	69		Taubman Centers Inc	10,107	712
Weatherford International Ltd/Switzerland (a)	8,900	148		UDR Inc	24,200	624
		$3,780		Universal Health Realty Income Trust	6,616	282
				Ventas Inc	1,830	114
Packaging & Containers - (0.04)%						$14,444
Rock-Tenn Co	3,240	362
Sealed Air Corp	6,375	217		Retail - (1.60)%
		$579		ABC-Mart Inc	4,398	175
				Abercrombie & Fitch Co	10,050	398
Pharmaceuticals - (0.59)%				Aeropostale Inc (a)	19,800	145
Actavis PLC (a)	4,788	1,057		ANN Inc (a)	800	29
Allergan Inc/United States	796	101		AutoNation Inc (a)	1,700	89
Bristol-Myers Squibb Co	6,699	360		Barnes & Noble Inc (a)	8,920	171
Dainippon Sumitomo Pharma Co Ltd	4,900	91		Bed Bath & Beyond Inc (a)	4,610	313
Eisai Co Ltd	3,900	153		Bob Evans Farms Inc	700	36
Eli Lilly & Co	15,580	929		Brown Shoe Co Inc	2,180	54
Endo Health Solutions Inc (a)	11,469	915		Cabela's Inc (a)	11,897	789
Grifols SA	2,020	115		CarMax Inc (a)	21,846	1,058
Hisamitsu Pharmaceutical Co Inc	179	8		Cash America International Inc	5,600	224
Jazz Pharmaceuticals PLC (a)	3,795	577
Mallinckrodt PLC (a)	400	27		Cheesecake Factory Inc/The	1,900	90
				Children's Place Retail Stores Inc/The	800	43
Mead Johnson Nutrition Co	6,659	543		Chipotle Mexican Grill Inc (a)	1,100	622
Merck & Co Inc	1,400	80		Christopher & Banks Corp (a)	8,990	60
Mylan Inc/PA (a)	12,067	671
				Cie Financiere Richemont SA	704	70
Novo Nordisk A/S	455	22		Coach Inc	22,200	1,084
Ono Pharmaceutical Co Ltd	600	60		Copart Inc (a)	400	15
Orion OYJ	697	23		Costco Wholesale Corp	2,100	245
Perrigo Co PLC	3,500	575		CST Brands Inc	1,180	38
Pharmacyclics Inc (a)	900	125
PharMerica Corp (a)	5,570	134		Darden Restaurants Inc	3,299	168
Salix Pharmaceuticals Ltd (a)	5,345	577		Dick's Sporting Goods Inc	5,200	279
				Dollar Tree Inc (a)	11,101	608
Stada Arzneimittel AG	2,218	114		DSW Inc	2,200	85
Takeda Pharmaceutical Co Ltd	800	38		Dufry AG (a)	636	108
Tsumura & Co	6,500	173		Family Dollar Stores Inc	2,200	144
VCA Antech Inc (a)	5,200	161
				Fast Retailing Co Ltd	1,800	623
		$7,629		Foot Locker Inc	7,286	304
Pipelines - (0.40)%				Hennes & Mauritz AB	3,660	165
Kinder Morgan Inc/DE	4,200	134		JC Penney Co Inc (a)	46,118	336
ONEOK Inc	15,630	924		Kate Spade & Co (a)	36,290	1,242
Spectra Energy Corp	59,450	2,217		Kohl's Corp	7,300	410
Williams Cos Inc/The	47,270	1,952		K's Holdings Corp	1,185	33
		$5,227		L Brands Inc	8,430	475
				Lawson Inc	1,000	70
Real Estate - (0.04)%				Lululemon Athletica Inc (a)	10,300	518
Forest City Enterprises Inc (a)	27,400	534		McDonald's Corp	12,840	1,222
				Men's Wearhouse Inc	8,691	467
REITS - (1.09)%				MSC Industrial Direct Co Inc	10,120	874
American Campus Communities Inc	12,340	456		Nitori Holdings Co Ltd	4,600	208
American Realty Capital Properties Inc	22,861	336		Nordstrom Inc	6,000	369
Annaly Capital Management Inc	647	7		Nu Skin Enterprises Inc	400	33
				Office Depot Inc (a)	8,000	39
AvalonBay Communities Inc	11,825	1,525
Camden Property Trust	2,710	181		Pandora A/S	438	30
Digital Realty Trust Inc	3,162	171		Penske Automotive Group Inc	3,200	139
Duke Realty Corp	55,743	937		PVH Corp	200	25
EastGroup Properties Inc	5,557	345		Ross Stores Inc	6,659	485
				Sally Beauty Holdings Inc (a)	1,100	32
Equity Residential	18,560	1,085
Essex Property Trust Inc	2,803	469		Salvatore Ferragamo SpA	5,624	179
Extra Space Storage Inc	9,856	484		Signet Jewelers Ltd	3,728	356
Health Care REIT Inc	17,349	1,019		Staples Inc	1,100	15
Healthcare Realty Trust Inc	9,015	216		Starbucks Corp	6,438	457
Host Hotels & Resorts Inc	48,744	959		Swatch Group AG/The - BR	429	286
Macerich Co/The	13,176	792		Target Corp	4,300	269
National Retail Properties Inc	32,588	1,169		Tiffany & Co	11,528	1,074
Realty Income Corp	22,866	1,016		Tractor Supply Co	3,460	244
				Tuesday Morning Corp (a)	12,860	201

See accompanying notes.

95

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Retail (continued)				Software (continued)
Ulta Salon Cosmetics & Fragrance Inc (a)	2,500	$224		PTC Inc (a)	1,900	$75
Urban Outfitters Inc (a)	6,954	260		Red Hat Inc (a)	300	18
Walgreen Co	16,100	1,094		Salesforce.com Inc (a)	15,200	948
Wendy's Co/The	4,600	44		SAP AG	7,209	580
Williams-Sonoma Inc	8,929	520		Software AG	2,122	84
Yamada Denki Co Ltd	180,730	600		SolarWinds Inc (a)	3,300	152
		$21,062		Solera Holdings Inc	200	14
				VMware Inc (a)	1,000	96
Savings & Loans - (0.01)%						$7,481
B of I Holding Inc (a)	1,490	139
				Storage & Warehousing - (0.01)%
Semiconductors - (1.58)%				Mitsubishi Logistics Corp	6,000	84
Advanced Micro Devices Inc (a)	67,542	251
Aixtron SE (a)	17,709	296		Telecommunications - (0.40)%
Altera Corp	25,130	913		ADTRAN Inc	17,899	469
Analog Devices Inc	23,200	1,179		ARRIS Group Inc (a)	1,060	30
Applied Materials Inc	78,184	1,482		Aruba Networks Inc (a)	8,146	167
ASML Holding NV	6,283	542		Belgacom SA	63	2
Atmel Corp (a)	23,200	187		CalAmp Corp (a)	25,360	812
Broadcom Corp	1,900	56		CenturyLink Inc	12,000	375
Cavium Inc (a)	9,200	388		Ciena Corp (a)	20,701	509
Cree Inc (a)	2,646	163		Corning Inc	26,763	516
Cypress Semiconductor Corp (a)	13,800	135		Elisa OYJ	4,276	120
Dialog Semiconductor PLC (a)	11,305	262		Finisar Corp (a)	22,300	528
Fairchild Semiconductor International Inc (a)	4,800	68		Harris Corp	2,170	160
Freescale Semiconductor Ltd (a)	100	2		InterDigital Inc/PA	2,200	67
Infineon Technologies AG	84,344	955		IPG Photonics Corp (a)	4,187	300
Integrated Device Technology Inc (a)	800	9		Juniper Networks Inc (a)	10,755	288
Intel Corp	4,894	121		Leap Wireless International Inc (a)	8,065	141
Intersil Corp	800	10		Level 3 Communications Inc (a)	800	29
KLA-Tencor Corp	15,504	1,010		Palo Alto Networks Inc (a)	1,800	128
Lam Research Corp (a)	3,048	158		Plantronics Inc	599	27
Linear Technology Corp	47,080	2,205		RF Micro Devices Inc (a)	3,808	27
Microchip Technology Inc	44,007	2,004		SBA Communications Corp (a)	2,300	219
Micron Technology Inc (a)	171,079	4,139		Sprint Corp (a)	15,400	135
NVIDIA Corp	7,638	140		Tele2 AB	1,029	13
Qualcomm Inc	8,677	654		Telefonica SA	10,108	155
Rambus Inc (a)	1,234	11		Telephone & Data Systems Inc	3,000	68
Semtech Corp (a)	1,200	30		tw telecom inc (a)	790	24
Silicon Laboratories Inc (a)	1,200	62		Windstream Holdings Inc	6,400	51
Skyworks Solutions Inc (a)	8,800	312				$5,360
STMicroelectronics NV	2,844	26		Textiles - (0.05)%
Sumco Corp	8,100	62		Mohawk Industries Inc (a)	4,489	635
SunEdison Inc (a)	94,139	1,728
Teradyne Inc	10,200	207		Toray Industries Inc	4,000	28
TriQuint Semiconductor Inc (a)	22,651	277				$663
Veeco Instruments Inc (a)	9,880	391		Toys, Games & Hobbies - 0.00%
Xilinx Inc	6,939	362		Sanrio Co Ltd	500	19
		$20,797

Software - (0.56)%				Transportation - (0.23)%
ACI Worldwide Inc (a)	1,600	96		Atlas Air Worldwide Holdings Inc (a)	2,030	61
Adobe Systems Inc (a)	1,800	124		Cargotec Oyj	4,678	208
Akamai Technologies Inc (a)	500	31		CH Robinson Worldwide Inc	4,300	223
Amadeus IT Holding SA	330	14		CSX Corp	900	25
ANSYS Inc (a)	4,938	412		Expeditors International of Washington Inc	400	16
athenahealth Inc (a)	2,300	446		Genesee & Wyoming Inc (a)	1,550	153
Capcom Co Ltd	77	2		Golar LNG Ltd	3,400	125
Cerner Corp (a)	22,842	1,402		JB Hunt Transport Services Inc	900	64
Citrix Systems Inc (a)	2,000	120		Kansas City Southern	4,004	377
Concur Technologies Inc (a)	4,900	605		Kawasaki Kisen Kaisha Ltd	582	1
Fair Isaac Corp	100	5		Keikyu Corp	6,000	50
Informatica Corp (a)	6,800	283		Kintetsu Corp	26,000	94
Interactive Intelligence Group Inc (a)	400	32		Kirby Corp (a)	4,800	502
Konami Corp	1,800	45		Knight Transportation Inc	3,200	69
Nuance Communications Inc (a)	47,500	726		Koninklijke Vopak NV	2,950	173
Paychex Inc	28,060	1,171

See accompanying notes.

96

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)		Shares	Value(000	's)		Principal
Transportation (continued)					BONDS (continued)	Amount (000's)	Value(000	's)
Kuehne + Nagel International AG		1,623	$232		Sovereign (continued)
Mitsui OSK Lines Ltd		62,000	258		Ukraine Government International Bond
Norfolk Southern Corp		400	37		9.25%, 07/24/2017	$2,000	$1,860
Odakyu Electric Railway Co Ltd		1,000	9				$11,294
Panalpina Welttransport Holding AG		238	39		TOTAL BONDS (proceeds $31,620)		$31,752
PostNL NV (a)		22,876	109		U.S. GOVERNMENT & GOVERNMENT	Principal
Tidewater Inc		2,599	127		AGENCY OBLIGATIONS - (0.25)%	Amount (000's)	Value(000	's)

			$2,952		U.S. Treasury - (0.25)%
Trucking & Leasing - (0.02)%					0.25%, 08/15/2015	$100	$100
GATX Corp		3,300	214		0.25%, 10/15/2015	351	351
					1.00%, 11/30/2019	600	574
Water- (0.05)%					2.00%, 02/15/2023	1,500	1,436
Aqua America Inc		27,980	705		2.50%, 08/15/2023	200	198
					2.88%, 05/15/2043	600	520
TOTAL COMMON STOCKS (proceeds $251,245)			$295,428		4.63%, 02/15/2040	100	120
PREFERRED STOCKS - (0.05)%		Shares	Value(000	's)			$3,299
					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$3,299
Automobile Manufacturers - (0.05)%					OBLIGATIONS (proceeds $3,285)
Volkswagen AG		2,261	588		TOTAL SHORT SALES (proceeds $286,640)		$331,085

Oil & Gas - 0.00%
Fuchs Petrolub SE		187	18		(a) Non-Income Producing Security

TOTAL PREFERRED STOCKS (proceeds $490)			$606
	Principal
BONDS- (2.43)%	Amount (000's)		Value(000	's)

Banks- (0.32)%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/2020		$3,000	$3,096
Turkiye Garanti Bankasi AS
6.25%, 04/20/2021		1,000	1,014
			$4,110

Iron & Steel - (0.15)%
Vale Overseas Ltd
4.38%, 01/11/2022		2,000	1,996

Mining - (0.16)%
Corp Nacional del Cobre de Chile
4.50%, 08/13/2023		2,000	2,073

Oil & Gas - (0.67)%
Petroleos de Venezuela SA
4.90%, 10/28/2014		9,300	8,742

Real Estate - (0.07)%
Country Garden Holdings Co Ltd
7.50%, 01/10/2023		1,000	956

Retail - (0.20)%
Edcon Holdings Pty Ltd
13.38%, 06/30/2019	EUR	2,000	2,581

Sovereign - (0.86)%
Brazilian Government International Bond
4.88%, 01/22/2021		$1,000	1,071
Hungary Government International Bond
6.38%, 03/29/2021		3,000	3,285
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023		5,000	5,078

See accompanying notes.

97

Schedule of Investments
Global Opportunities Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 97.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 1.46%				Electronics - 1.23%
Publicis Groupe SA	199,320	$18,916		Omron Corp	376,600	$15,884

Aerospace & Defense - 4.26%				Engineering & Construction - 0.92%
Airbus Group NV	206,133	15,146		Vinci SA	160,533	11,972
Raytheon Co	329,035	32,216

Safran SA	112,544	7,911		Food - 3.15%
		$55,273		Aryzta AG (a)	160,757	13,406
Agriculture - 5.64%				JBS SA	2,265,200	7,245
Altria Group Inc	795,337	28,839		Kroger Co/The	481,256	20,184
British American Tobacco PLC	328,106	17,885				$40,835

Japan Tobacco Inc	830,800	26,461		Forest Products & Paper - 1.94%
		$73,185		Sumitomo Forestry Co Ltd	627,700	6,446
Automobile Manufacturers - 2.82%				Svenska Cellulosa AB SCA	618,178	18,749
Daimler AG	149,705	13,927				$25,195

Toyota Motor Corp	393,600	22,653		Gas - 1.17%
		$36,580		Gas Natural SDG SA	593,262	15,194
Automobile Parts & Equipment - 1.74%
Lear Corp	277,548	22,537		Healthcare - Products - 0.90%
				Stryker Corp	145,717	11,692
Banks - 7.28%
Goldman Sachs Group Inc/The	69,829	11,623		Healthcare - Services - 1.59%
Regions Financial Corp	780,710	8,307		HCA Holdings Inc (a)	402,733	20,620
Royal Bank of Canada	278,600	18,103
Sumitomo Mitsui Financial Group Inc	307,200	13,792
Toronto-Dominion Bank/The	258,800	11,723		Home Builders - 0.70%
Wells Fargo & Co	664,212	30,833		Barratt Developments PLC	1,237,484	9,107
		$94,381

Beverages - 1.25%				Insurance - 4.76%
PepsiCo Inc	202,134	16,185		Allstate Corp/The	239,962	13,020
				Powszechny Zaklad Ubezpieczen SA	48,257	7,052
				Prudential Financial Inc	141,309	11,952
Biotechnology - 3.36%				Prudential PLC	634,133	14,359
Celgene Corp (a)	106,145	17,063		StanCorp Financial Group Inc	232,167	15,365
Gilead Sciences Inc (a)	320,618	26,544
						$61,748
		$43,607
				Internet - 1.60%
Chemicals - 2.10%				Google Inc (a)	17,086	20,771
Johnson Matthey PLC	234,306	12,794
LyondellBasell Industries NV	163,201	14,374
		$27,168		Media - 3.64%
				Comcast Corp - Class A	565,097	29,210
Commercial Services - 0.76%				ITV PLC	5,309,167	17,943
MasterCard Inc	126,836	9,858				$47,153

				Miscellaneous Manufacturing - 2.21%
Computers - 4.59%				Danaher Corp	187,171	14,317
Accenture PLC - Class A	249,167	20,768		Siemens AG	107,143	14,285
Apple Inc	20,218	10,640				$28,602
DST Systems Inc	122,988	11,558
EMC Corp/MA	340,893	8,989		Oil & Gas - 1.60%
International Business Machines Corp	40,530	7,505		ConocoPhillips	312,559	20,785
		$59,460

Diversified Financial Services - 2.43%				Pharmaceuticals - 14.31%
Discover Financial Services	360,596	20,691		Cardinal Health Inc	290,189	20,757
Santander Consumer USA Holdings Inc (a)	425,604	10,781		Express Scripts Holding Co (a)	335,609	25,275
		$31,472		McKesson Corp	178,170	31,545
				Mylan Inc/PA (a)	348,007	19,339
Electric - 3.58%				Omnicare Inc	278,544	16,406
MDU Resources Group Inc	398,264	13,525		Pfizer Inc	529,327	16,997
Pinnacle West Capital Corp	212,419	11,821		Roche Holding AG	65,291	20,103
Tenaga Nasional BHD	5,750,500	21,073		Shire PLC	635,302	35,141
		$46,419				$185,563

Electrical Components & Equipment - 0.92%				Real Estate - 1.57%
Energizer Holdings Inc	121,929	11,869		Brookfield Asset Management Inc	503,700	20,411

See accompanying notes.

98

Schedule of Investments
Global Opportunities Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
				Portfolio Summary (unaudited)
REITS- 0.58%				Country	Percent
Extra Space Storage Inc	153,875	$7,555		United States	56 .41%
				Japan	7.78%
Retail - 2.92%				United Kingdom	5 .57%
Alimentation Couche Tard Inc	115,400	9,094		France	5 .20%
GameStop Corp	177,748	6,632		Canada	4 .57%
Wal-Mart Stores Inc	296,136	22,121		Ireland	4 .31%
		$37,847		Germany	3.21%
				Malaysia	2 .65%
Semiconductors - 1.03%				Switzerland	2 .58%
Samsung Electronics Co Ltd	10,524	13,332		Sweden	1 .44%
				Denmark	1 .36%
Software - 2.27%				Spain	1 .17%
Activision Blizzard Inc	509,318	9,855		Korea, Republic Of	1 .03%
Oracle Corp	500,471	19,574		Hong Kong	0.73%
		$29,429		Brazil	0 .56%
				Poland	0.54%
Telecommunications - 2.38%				Other Assets in Excess of Liabilities, Net	0.89%
TDC A/S	1,777,440	17,646		TOTAL NET ASSETS	100.00%
Telekom Malaysia Bhd	7,633,900	13,212
		$30,858

Toys, Games & Hobbies - 0.42%
Namco Bandai Holdings Inc	241,900	5,425

Transportation - 2.60%
Deutsche Post AG	360,719	13,525
Norfolk Southern Corp	110,362	10,143
Seino Holdings Co Ltd	968,000	10,075
		$33,743

Water- 1.77%
Guangdong Investment Ltd	9,074,000	9,509
Suez Environnement Co	673,014	13,449
		$22,958
TOTAL COMMON STOCKS		$1,263,589
	Maturity
REPURCHASE AGREEMENTS - 1.66%	Amount (000's)	Value(000	's)

Banks- 1.66%
Investment in Joint Trading Account; Barclays $	4,654	$4,654
Bank PLC Repurchase Agreement; 0.03%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $4,747,206; 0.63% - 2.00%;
dated 11/15/16 - 11/30/20)
Investment in Joint Trading Account; Credit	5,818	5,818
Suisse Repurchase Agreement; 0.04%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $5,934,009; 0.00%; dated
11/15/21 - 05/15/40)
Investment in Joint Trading Account; Deutsche	7,272	7,272
Bank Repurchase Agreement; 0.05% dated
02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $7,417,510; 0.00% - 7.13%;
dated 03/06/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	3,761	3,761
Lynch Repurchase Agreement; 0.04%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $3,836,134; 0.00% - 4.15%;
dated 03/21/14 - 05/27/33)
		$21,505
TOTAL REPURCHASE AGREEMENTS		$21,505
Total Investments		$1,285,094
Other Assets in Excess of Liabilities, Net - 0.89%		$11,600
TOTAL NET ASSETS - 100.00%		$1,296,694

(a) Non-Income Producing Security

See accompanying notes.

99

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2014 (unaudited)

INVESTMENT COMPANIES - 2.90%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 2.90%				MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Market Vectors High Yield Municipal Index	11,931	$353		Louisiana - 1.46%
ETF				Louisiana Local Government Environmental
SPDR Nuveen S&P High Yield Municipal	5,040	275		Facilities & Community Development
Bond ETF				Authority
		$628		3.75%, 12/01/2026	$350	$317
TOTAL INVESTMENT COMPANIES		$628
	Principal			Maryland - 1.89%
BONDS- 1.57%	Amount (000's)	Value(000	's)	Maryland Economic Development Corp
U.S. Municipals - 1.57%				5.38%, 06/01/2025	390	410
Oglala Sioux Tribe
5.00%, 10/01/2022(a)	$350	$340		Michigan - 2.34%
				Michigan Finance Authority
TOTAL BONDS		$340		4.38%, 08/20/2014	500	507
	Principal
MUNICIPAL BONDS - 109.18%	Amount (000's)	Value(000	's)
				New Jersey - 4.62%
Alabama - 0.69%				New Jersey Economic Development
Alabama Industrial Development Authority				Authority
6.45%, 12/01/2023	$150	$150		5.63%, 11/15/2030	1,000	1,000

California - 41.67%				New York - 7.58%
Abag Finance Authority for Nonprofit Corps				Brooklyn Arena Local Development Corp
5.00%, 08/01/2043	500	519		6.25%, 07/15/2040	480	514
California Educational Facilities Authority				New York State Dormitory Authority
5.00%, 10/01/2038(b)	900	979		3.75%, 09/01/2032	85	73
5.00%, 01/01/2039(b)	1,724	1,826		New York State Thruway Authority
California Statewide Financing Authority				5.00%, 01/01/2041	1,000	1,051
6.00%, 05/01/2043	1,000	965				$1,638
La Verne Public Financing Authority
7.25%, 09/01/2026	700	701		Oklahoma - 4.48%
Los Alamitos Unified School District (credit				Tulsa Airports Improvement Trust
support from AGM)				5.50%, 06/01/2035	1,000	969
0.00%, 08/01/2027(c),(d)	500	263
Morongo Band of Mission Indians/The				Oregon - 2.50%
6.50%, 03/01/2028(e)	825	898		Warm Springs Reservation Confederated
San Diego Community College District				Tribe
5.25%, 08/01/2033(b)	1,050	1,186		6.38%, 11/01/2033	500	541
University of California
5.25%, 05/15/2039(b)	1,500	1,680
		$9,017		Pennsylvania - 6.51%
				Allegheny County Industrial Development
District of Columbia - 2.39%				Authority
District of Columbia				6.00%, 07/15/2038	400	352
5.00%, 10/01/2045	600	518		City of Scranton PA
				7.25%, 09/01/2023	400	363
Florida - 2.32%				8.50%, 09/01/2022	200	193
Orange County Housing Finance Authority				Pennsylvania Economic Development
7.00%, 10/01/2025	500	501		Financing Authority
				6.00%, 06/01/2031	500	500
						$1,408
Georgia - 2.69%
City of Atlanta GA				Puerto Rico - 4.90%
7.38%, 01/01/2031	500	583		Puerto Rico Electric Power Authority
				6.75%, 07/01/2036	775	568
				Puerto Rico Highways & Transportation
Illinois - 5.16%				Authority (credit support from FGIC)
State of Illinois				5.25%, 07/01/2014(d)	500	494
5.50%, 07/01/2027	1,000	1,117				$1,062

				Texas- 4.36%
Indiana - 3.38%				Texas Private Activity Bond Surface
Indiana Finance Authority				Transportation Corp
5.75%, 08/01/2042	500	427		6.88%, 12/31/2039	550	611
Town of Shoals IN				7.00%, 12/31/2038	300	334
7.25%, 11/01/2043	300	305				$945
		$732
				Virginia - 1.48%
Iowa- 4.63%				Fairfax County Industrial Development
Iowa Finance Authority				Authority
5.00%, 12/01/2019	1,000	1,002		5.00%, 05/15/2035(b)	300	320

See accompanying notes.

100

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2014 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Washington - 1.05%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	$250		$227

Wisconsin - 3.08%
Public Finance Authority
6.00%, 07/15/2042	665		666

TOTAL MUNICIPAL BONDS			$23,630
Total Investments			$24,598
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (16.86)%
Notes with interest rates of 0.04%-0.05% at	$(3,649)		$(3,649)
February 28, 2014 and contractual maturity of
collateral from 2017-2020.(f)
Total Net Investments			$20,949
Other Assets in Excess of Liabilities, Net - 3.21%			$693
TOTAL NET ASSETS - 100.00%			$21,642

(a)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $340 or 1.57% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c) Non-Income Producing Security
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $898 or 4.15% of net assets.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at February 28, 2014

Portfolio Summary (unaudited)

Sector			Percent
Revenue Bonds			84.94%
General Obligation Unlimited			13 .21%
Insured			3 .49%
Exchange Traded Funds			2 .90%
Tax Allocation			2 .70%
Prerefunded			2 .50%
Revenue Notes			2 .34%
Government			1 .57%
Liability For Floating Rate Notes Issued			(16 .86)%
Other Assets in Excess of Liabilities, Net			3 .21%
TOTAL NET ASSETS			100.00%

See accompanying notes.

101

Schedule of Investments
Preferred Securities Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 0.06%	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.06%				Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	161,513	$2,180		Ameriprise Financial Inc	1,115,265	$28,339
John Hancock Preferred Income Fund	7,700	148		Charles Schwab Corp/The	12,535	310
John Hancock Preferred Income Fund III	9,383	159		Citigroup Capital IX	462,679	11,618
		$2,487		Citigroup Capital XI	335,669	8,489
TOTAL COMMON STOCKS		$2,487		Citigroup Capital XIII	272,299	7,488
INVESTMENT COMPANIES - 0.17%	Shares Held	Value(000	's)	Citigroup Capital XVII	9,000	228
				Corporate-Backed Trust Certificates 6.00%;	153,810	3,581
Publicly Traded Investment Fund - 0.17%				Series GS
Goldman Sachs Financial Square Funds -	7,355,957	7,356		Corporate-Backed Trust Certificates 6.30%;	5,136	124
Government Fund (a)				Series GS
				General Electric Capital Corp 4.70%	82,300	1,735
TOTAL INVESTMENT COMPANIES		$7,356		General Electric Capital Corp 4.88%	566,743	12,468
CONVERTIBLE PREFERRED STOCKS -				General Electric Capital Corp 4.88%	272,022	6,055
1.02%	Shares Held	Value(000	's)	Merrill Lynch Capital Trust I	331,100	8,377
Banks - 1.02%				Merrill Lynch Capital Trust II	135,041	3,410
Wells Fargo & Co	37,723	44,443		Merrill Lynch Preferred Capital Trust III	4,800	122
				Merrill Lynch Preferred Capital Trust V (b)	101,682	2,601
TOTAL CONVERTIBLE PREFERRED STOCKS		$44,443		Morgan Stanley Capital Trust III	350,590	8,719
PREFERRED STOCKS - 46.06%	Shares Held	Value(000	's)	Morgan Stanley Capital Trust IV	513,971	12,849
				Morgan Stanley Capital Trust V	422,449	10,253
Banks - 13.39%				Morgan Stanley Capital Trust VI	330,421	8,277
AgriBank FCB	61,700	6,309		Morgan Stanley Capital Trust VII	204,827	5,149
Bank of America Corp 6.38%; Series III (b)	26,378	653		Morgan Stanley Capital Trust VIII	97,460	2,435
Bank of America Corp 6.63%; Series I	201,813	5,173		PreferredPlus TR-CCR1 5.75%; Series GSG2	17,801	437
Bank of New York Mellon Corp/The	159,200	3,529		PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,376
Barclays Bank PLC 7.10%	1,020,235	26,108		PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600	1,000
Barclays Bank PLC 7.75%	607,340	15,645		SATURNS 2004-04	86,086	2,067
Barclays Bank PLC 8.13%	288,639	7,476				$149,628
Capital One Financial Corp	573,401	13,205
Citigroup Inc 5.80%; Series C (b)	48,953	1,102		Electric - 3.85%
Citigroup Inc 6.88%; Series K	440,000	11,405		Alabama Power Co	89,000	2,367
City National Corp/CA (b)	219,000	4,619		Dominion Resources Inc/VA	1,159,169	30,046
COBANK ACB 11.00%; Series D	115,000	6,109		DTE Energy Co 5.25%	326,300	6,937
Countrywide Capital V (b)	218,131	5,495		Duke Energy Corp	425,148	9,187
Countrywide Financial Corp	682,448	17,307		Entergy Arkansas Inc 4.90%	269,966	5,696
Cullen/Frost Bankers Inc	299,700	6,533		Entergy Arkansas Inc 5.75%	34,863	849
Deutsche Bank Capital Funding Trust IX	16,450	414		Entergy Louisiana LLC 4.70%	476,100	9,474
				Entergy Louisiana LLC 5.25% (b)	247,100	5,720
Deutsche Bank Capital Funding Trust VIII (b)	397,803	9,969
Deutsche Bank Capital Funding Trust X	349,285	8,889		Entergy Louisiana LLC 6.00%	3,369	85
Deutsche Bank Contingent Capital Trust II	2,235,612	56,293		Entergy Mississippi Inc	17,012	427
Deutsche Bank Contingent Capital Trust III	529,600	14,019		Entergy New Orleans Inc	9,500	200
Deutsche Bank Contingent Capital Trust V	22,500	613		Entergy Texas Inc	939,997	23,876
FirstMerit Corp	331,400	7,350		Georgia Power Co 6.50%	77,300	8,039
HSBC Holdings PLC 6.20%	1,050,031	26,198		Gulf Power Co 6.00%	60,914	6,092
HSBC Holdings PLC 8.00%	568,600	15,239		Gulf Power Co 6.45%	4,600	459
HSBC USA Inc 2.86% (b)	825,638	38,470		Interstate Power & Light Co	482,400	10,753
HSBC USA Inc 6.50%	2,085,705	51,934		NextEra Energy Capital Holdings Inc 5.00%	510,093	10,232
HSBC USA Inc - Series D	1,147,982	29,170		NextEra Energy Capital Holdings Inc - Series	450,170	11,493
JP Morgan Chase & Co	235,016	5,135		F
JP Morgan Chase Capital XXIX	213,800	5,520		NextEra Energy Capital Holdings Inc - Series	310,000	7,068
Lloyds Banking Group PLC	130,471	3,533		G
M&T Bank Corp - Series A	5,400	5,373		NextEra Energy Capital Holdings Inc - Series	177,585	4,021
M&T Bank Corp - Series C	7,100	6,958		H
Morgan Stanley	53,972	1,055		NextEra Energy Capital Holdings Inc - Series I	671,456	13,765
PNC Financial Services Group Inc/The (b)	1,641,862	42,853		SCANA Corp	20,135	531
Royal Bank of Scotland Group PLC 5.75%;	591,134	12,497				$167,317
Series L				Hand & Machine Tools - 0.58%
Royal Bank of Scotland Group PLC 6.75%;	7,600	178		Stanley Black & Decker Inc	1,069,850	25,248
Series Q
Santander Finance Preferred SAU	47,759	1,277
State Street Corp (c),(d)	156,000	3,962		Insurance - 10.70%
State Street Corp	1,446,400	31,835		Aegon NV 4.00%	66,900	1,416
TCF Financial Corp (b)	229,023	5,829		Aegon NV 6.38%	975,042	24,249
US Bancorp/MN - Series A	6,703	5,293		Aegon NV 6.50%	247,358	6,159
US Bancorp/MN - Series G	2,083,302	57,416		Aegon NV 8.00%	63,317	1,794
Wells Fargo & Co	128,627	3,189		Aflac Inc	1,128,600	26,138
		$581,129		Allstate Corp/The	540,300	13,497
				American Financial Group Inc/OH 5.75% (b)	434,828	10,327
Diversified Financial Services - 3.45%				Arch Capital Group Ltd	475,091	11,877
Affiliated Managers Group Inc 5.25%	77,887	1,999		Aspen Insurance Holdings Ltd 5.95%	936,500	23,366
Affiliated Managers Group Inc 6.38% (b)	5,000	122		Aspen Insurance Holdings Ltd 7.25%	143,802	3,702

See accompanying notes.

102

Schedule of Investments
Preferred Securities Fund
February 28, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)				Savings & Loans - 0.52%
Axis Capital Holdings Ltd 5.50%	174,210	$3,540		Astoria Financial Corp (b)	108,000	$2,559
Axis Capital Holdings Ltd 6.88%	2,072,850	52,360		First Niagara Financial Group Inc	704,500	19,902
Delphi Financial Group Inc 7.38%	527,604	13,124				$22,461
Hartford Financial Services Group Inc/The	1,014,436	29,977
ING Groep NV 6.13%	69,848	1,704		Sovereign - 1.25%
ING Groep NV 6.20%	30,250	744		Farm Credit Bank of Texas 10.00%	23,800	28,486
				Farm Credit Bank of Texas 6.75% (e)	258,000	25,921
ING Groep NV 6.38%	849,100	20,888
ING Groep NV 7.05%	1,019,994	25,928				$54,407
ING Groep NV 7.20%	166,345	4,232		Telecommunications - 3.93%
ING Groep NV 7.38%	862,200	22,107		Centaur Funding Corp 9.08% (e)	40,903	49,518
PartnerRe Ltd 5.88%	15,416	334		Qwest Corp 6.13%	885,400	18,691
PartnerRe Ltd 6.50%	149,906	3,638		Qwest Corp 7.00% (b)	520,255	13,033
PartnerRe Ltd 7.25%	9,598	248		Qwest Corp 7.00% (b)	253,178	6,395
PLC Capital Trust V	250,879	6,250		Qwest Corp 7.38%	372,908	9,472
Protective Life Corp 6.00% (b)	20,009	464		Qwest Corp 7.50% (b)	949,111	24,705
Protective Life Corp 6.25%	336,151	7,916		Telephone & Data Systems Inc 6.63%	294,682	7,143
Prudential PLC 6.50%	92,849	2,357		Telephone & Data Systems Inc 7.00%	1,208,015	29,995
Prudential PLC 6.75%	174,600	4,451		United States Cellular Corp	125,584	3,136
Reinsurance Group of America Inc	577,300	14,917		Verizon Communications Inc	345,631	8,641
RenaissanceRe Holdings Ltd - Series C	111,315	2,655				$170,729
RenaissanceRe Holdings Ltd - Series E	719,805	14,598		TOTAL PREFERRED STOCKS		$1,999,387
Torchmark Corp	472,900	11,439			Principal
WR Berkley Corp	1,338,656	28,366		BONDS- 49.23%	Amount (000's)	Value(000	's)
XLIT Ltd	80,319	69,601
		$464,363		Banks- 17.72%
				Abbey National Capital Trust I
Media - 0.26%				8.96%, 12/31/2049	$14,438	$18,264
Comcast Corp	488,466	11,210		BAC Capital Trust XIII
				4.00%, 12/29/2049(f)	34,064	25,207
REITS - 8.13%				Banco do Brasil SA/Cayman
Boston Properties Inc	9,289	195		6.25%, 12/29/2049(e),(f)	27,700	22,195
Digital Realty Trust Inc - Series E (b)	590,135	14,193		Barclays Bank PLC
Digital Realty Trust Inc - Series G	74,567	1,493		6.28%, 12/29/2049	14,300	14,100
Duke Realty Corp 6.50%	283,473	6,781		6.86%, 09/29/2049(e),(f)	18,132	18,925
Duke Realty Corp 6.60%	81,400	1,972		7.43%, 09/29/2049(e),(f)	10,001	11,101
Duke Realty Corp 6.63% (b)	257,927	6,250		Barclays PLC
Health Care REIT Inc	617,185	14,917		8.25%, 12/29/2049(f)	26,600	28,362
Hospitality Properties Trust 7.13%; Series D	408,113	10,199		BNP Paribas SA
Kimco Realty Corp 5.50%	706,043	14,869		7.20%, 06/29/2049(e)	3,800	4,023
Kimco Realty Corp 5.63%	450,895	9,627		BPCE SA
Kimco Realty Corp 6.00% (b)	668,300	15,244		5.70%, 10/22/2023(e)	6,000	6,321
Kimco Realty Corp 6.90%	338,815	8,728		6.75%, 01/29/2049	11,500	11,558
National Retail Properties Inc	455,621	10,857		CBA Capital Trust II
Prologis Inc - Series Q	128,700	7,369		6.02%, 03/29/2049(e)	3,400	3,595
PS Business Parks Inc	380,000	8,060		Citigroup Inc
PS Business Parks Inc - Series R	130,211	3,296		5.90%, 12/29/2049	200	198
PS Business Parks Inc - Series S	46,415	1,096		5.95%, 12/29/2049	5,000	4,938
PS Business Parks Inc - Series T	79,059	1,774		8.40%, 04/29/2049	5,000	5,527
PS Business Parks Inc - Series U	510,634	10,882		Claudius Ltd for Credit Suisse
Public Storage Inc 5.20%; Series W	150,404	3,118		7.88%, 06/29/2049	5,892	5,969
Public Storage Inc 5.20%; Series X	85,700	1,777		Cooperatieve Centrale Raiffeisen-
Public Storage Inc 5.38%; Series V	147,112	3,139		Boerenleenbank BA/Netherlands
Public Storage Inc 5.75%; Series T	442,900	10,054		11.00%, 12/29/2049(e),(f)	56,107	74,061
Public Storage Inc 5.90%; Series S	56,300	1,318		Countrywide Capital III
Public Storage Inc 6.35%; Series R	746,444	18,698		8.05%, 06/15/2027	6,312	7,607
Public Storage Inc 6.50%; Series Q	7,688	197		Credit Agricole SA
Realty Income Corp - Series D	239,131	5,995		7.88%, 01/23/2049(e)	8,000	8,590
Realty Income Corp - Series F	853,083	21,336		8.38%, 12/31/2049(e),(f)	11,000	12,430
Regency Centers Corp 6.00%	441,029	9,606		9.75%, 06/29/2049	11,592	12,186
Regency Centers Corp 6.63%	230,854	5,552		Credit Suisse AG
Senior Housing Properties Trust	115,931	2,403		6.50%, 08/08/2023(e)	40,800	44,815
Ventas Realty LP / Ventas Capital Corp	294,237	6,570		Credit Suisse Group AG
Vornado Realty LP	1,432,058	37,520		7.50%, 12/11/2049(e),(f)	15,750	17,306
Vornado Realty Trust - Series I	103,392	2,564		Credit Suisse Group Guernsey I Ltd
Vornado Realty Trust - Series J	174,963	4,462		7.88%, 02/24/2041(f)	8,900	9,708
Vornado Realty Trust - Series K	915,603	20,070		Fifth Third Bancorp
Vornado Realty Trust - Series L	420,525	8,793		5.10%, 12/29/2049(f)	5,100	4,667
Weingarten Realty Investors 6.50%	203,265	4,909		First Empire Capital Trust I
Weingarten Realty Investors 8.10%	1,744,209	37,012		8.23%, 02/01/2027	13,750	13,988
		$352,895		First Empire Capital Trust II
				8.28%, 06/01/2027	4,500	4,589

See accompanying notes.

103

Schedule of Investments
Preferred Securities Fund
February 28, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Diversified Financial Services (continued)
First Hawaiian Capital I				ZFS Finance USA Trust V
8.34%, 07/01/2027	$8,410	$8,528		6.50%, 05/09/2067(e)	$19,683	$21,159
First Union Capital II						$331,377
7.95%, 11/15/2029	3,700	4,614
Goldman Sachs Capital II				Electric - 1.53%
4.00%, 12/01/2049(f)	4,000	3,060		Electricite de France
				5.25%, 01/29/2049(e),(f)	39,660	39,938
HSBC Capital Funding LP/Jersey
10.18%, 12/29/2049(e),(f)	25,000	36,125		Integrys Energy Group Inc
				6.11%, 12/01/2066(f)	582	583
HSBC USA Capital Trust I
7.81%, 12/15/2026(e)	300	304		NextEra Energy Capital Holdings Inc
				6.35%, 10/01/2066(f)	2,000	1,975
HSBC USA Capital Trust III				6.65%, 06/15/2067(f)	3,000	3,022
7.75%, 11/15/2026	7,200	7,281		7.30%, 09/01/2067(f)	14,455	15,900
JP Morgan Chase & Co
6.75%, 01/29/2049(f)	20,700	21,735		PPL Capital Funding Inc
7.90%, 04/29/2049(f)	36,560	41,028		6.70%, 03/30/2067(f)	4,875	4,887
JP Morgan Chase Capital XXI						$66,305
1.19%, 02/02/2037(f)	8,131	6,098		Hand & Machine Tools - 0.27%
KeyCorp Capital III				Stanley Black & Decker Inc
7.75%, 07/15/2029	3,500	4,146		5.75%, 12/15/2053	10,950	11,771
LBG Capital No.1 PLC
7.88%, 11/01/2020(e)	11,096	11,762
8.00%, 12/29/2049(e),(f)	2,645	2,810		Insurance - 20.09%
LBG Capital No.2 PLC				ACE Capital Trust II
7.88%, 03/19/2020	7,000	7,430		9.70%, 04/01/2030	5,490	7,960
Lloyds Banking Group PLC				Aegon NV
6.41%, 01/29/2049(e)	34,174	33,533		3.04%, 07/29/2049(f)	8,148	7,204
6.66%, 01/29/2049(e)	32,281	31,958		AIG Life Holdings Inc
M&T Bank Corp				7.57%, 12/01/2045(e)	16,825	20,106
6.88%, 12/29/2049(e)	41,800	41,665		8.50%, 07/01/2030	30,200	38,958
PNC Financial Services Group Inc/The				Allstate Corp/The
6.75%, 07/29/2049(f)	26,900	28,817		6.50%, 05/15/2067	12,505	13,052
RBS Capital Trust IV				American International Group Inc
1.05%, 09/29/2049(f)	6,500	6,240		8.18%, 05/15/2068	1,500	1,932
Royal Bank of Scotland Group PLC				AXA SA
7.65%, 08/29/2049(f)	15,480	16,486		2.81%, 08/29/2049(f)	8,200	7,257
Societe Generale SA				6.38%, 12/29/2049(e),(f)	21,968	22,792
0.99%, 12/29/2049(e),(f)	5,750	5,175		8.60%, 12/15/2030	13,565	17,499
7.88%, 12/29/2049(e),(f)	6,500	6,923		Catlin Insurance Co Ltd
8.75%, 10/29/2049	26,112	27,516		7.25%, 07/29/2049(e)	73,096	75,289
Standard Chartered PLC				Dai-ichi Life Insurance Co Ltd/The
0.56%, 07/29/2049(f)	2,000	1,270		7.25%, 12/29/2049(e),(g)	13,250	15,677
7.01%, 07/29/2049(e)	18,850	20,075		Everest Reinsurance Holdings Inc
State Street Capital Trust IV				6.60%, 05/01/2067(f)	30,420	30,534
1.24%, 06/01/2077(f)	600	465		Great-West Life & Annuity Insurance Capital
Wachovia Capital Trust III				LP
5.57%, 03/29/2049(f)	4,167	4,032		6.63%, 11/15/2034(e)	7,000	7,400
		$769,306		Great-West Life & Annuity Insurance Capital
				LP II
Chemicals - 0.55%				7.15%, 05/16/2046(e),(f)	8,750	9,012
Sinochem Global Capital Co Ltd				ING US Inc
5.00%, 12/29/2049(e),(f)	24,450	23,778		5.65%, 05/15/2053(f)	20,700	20,286
				Liberty Mutual Group Inc
				7.00%, 03/15/2037(e),(f)	12,688	13,227
Diversified Financial Services - 7.64%				7.80%, 03/07/2087(e)	30,538	33,134
American Express Co
6.80%, 09/01/2066(f)	9,094	9,890		Lincoln National Corp
				6.05%, 04/20/2067(f)	27,905	27,696
Charles Schwab Corp/The
7.00%, 02/28/2049(f)	26,600	30,324		MetLife Capital Trust IV
				7.88%, 12/15/2067(e)	19,200	22,416
Citigroup Capital III				MetLife Capital Trust X
7.63%, 12/01/2036	2,700	3,170		9.25%, 04/08/2068 (e)	27,375	35,656
General Electric Capital Corp
6.25%, 12/15/2049(f)	59,725	64,055		Mitsui Sumitomo Insurance Co Ltd
6.38%, 11/15/2067(f)	10,615	11,743		7.00%, 03/15/2072(e)	125	145
7.13%, 12/29/2049(f)	55,200	62,652		MMI Capital Trust I
Glen Meadow Pass-Through Trust				7.63%, 12/15/2027	1,073	1,264
6.51%, 02/12/2067(e),(f)	785	764		Nationwide Financial Services Inc
Goldman Sachs Capital I				6.75%, 05/15/2067	68,095	67,755
6.35%, 02/15/2034	119,482	124,425		Provident Financing Trust I
Macquarie PMI LLC				7.41%, 03/15/2038	8,750	9,639
8.38%, 12/29/2049	3,000	3,195		Prudential Financial Inc
				5.63%, 06/15/2043(f)	76,965	79,466

See accompanying notes.

104

Schedule of Investments
Preferred Securities Fund
February 28, 2014 (unaudited)

				(c) Non-Income Producing Security
				(d) Security purchased on a when-issued basis.
	Principal			(e)	Security exempt from registration under Rule 144A of the Securities Act of
BONDS (continued)	Amount (000's)	Value(000	's)	1933. These securities may be resold in transactions exempt from
Insurance (continued)				registration, normally to qualified institutional buyers. Unless otherwise
Prudential Financial Inc (continued)				indicated, these securities are not considered illiquid. At the end of the
5.88%, 09/15/2042(f)	$11,675	$12,142		period, the value of these securities totaled $1,068,237 or 24.61% of net
Prudential PLC				assets.
6.50%, 06/29/2049	42,448	42,830		(f) Variable Rate. Rate shown is in effect at February 28, 2014.
7.75%, 12/29/2049	4,800	5,196		(g) Security is Illiquid
QBE Capital Funding III Ltd
7.25%, 05/24/2041(e),(f)	84,245	87,825
Sirius International Group Ltd				Portfolio Summary (unaudited)
7.51%, 05/29/2049(e),(f)	1,175	1,235
Sompo Japan Insurance Inc				Sector	Percent
5.33%, 03/28/2073 (e),(f)	60,300	62,109		Financial	85 .62%
Sumitomo Life Insurance Co				Utilities	5 .38%
6.50%, 09/20/2073(e),(f)	15,500	17,089		Communications	4.19%
Swiss Re Capital I LP				Industrial	2 .00%
6.85%, 05/29/2049 (e),(f)	35,620	38,167		Government	1 .25%
ZFS Finance USA Trust II				Basic Materials	0 .55%
6.45%, 12/15/2065 (e),(f)	18,850	20,169		Energy	0 .28%
				Exchange Traded Funds	0 .23%
		$872,118		Other Assets in Excess of Liabilities, Net	0.50%
Miscellaneous Manufacturing - 0.46%				TOTAL NET ASSETS	100.00%
GE Capital Trust I
6.38%, 11/15/2067	18,008	19,935

Pipelines - 0.28%
DCP Midstream LLC
5.85%, 05/21/2043(e),(f)	12,820	12,019

Transportation - 0.69%
BNSF Funding Trust I
6.61%, 12/15/2055(f)	27,260	30,088

TOTAL BONDS		$2,136,697
	Maturity
REPURCHASE AGREEMENTS - 2.96%	Amount (000's)	Value(000	's)

Banks- 2.96%
Investment in Joint Trading Account; Barclays $	27,767	$27,767
Bank PLC Repurchase Agreement; 0.03%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $28,322,017; 0.63% - 2.00%;
dated 11/15/16 - 11/30/20)
Investment in Joint Trading Account; Credit	34,708	34,708
Suisse Repurchase Agreement; 0.04%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $35,402,521; 0.00%; dated
11/15/21 - 05/15/40)
Investment in Joint Trading Account; Deutsche	43,386	43,385
Bank Repurchase Agreement; 0.05% dated
02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $44,253,151; 0.00% - 7.13%;
dated 03/06/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	22,438	22,438
Lynch Repurchase Agreement; 0.04%
dated 02/28/2014 maturing 03/03/2014
(collateralized by US Government
Securities; $22,886,526; 0.00% - 4.15%;
dated 03/21/14 - 05/27/33)
		$128,298
TOTAL REPURCHASE AGREEMENTS		$128,298
Total Investments		$4,318,668
Other Assets in Excess of Liabilities, Net - 0.50%		$21,606
TOTAL NET ASSETS - 100.00%		$4,340,274

(a)	Security was purchased with the cash proceeds from securities loans.
(b)	Security or a portion of the security was on loan at the end of the period.

See accompanying notes.

105

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2014 (unaudited)

COMMON STOCKS - 95.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Automobile Manufacturers - 1.63%			Healthcare - Products - 2.63%
New Flyer Industries Inc	1,475,549	$15,138	STERIS Corp	199,800	$9,221
			Teleflex Inc	148,261	15,121

Automobile Parts & Equipment - 1.41%					$24,342
Autoliv Inc	136,100	13,112	Housewares - 0.96%
			Newell Rubbermaid Inc	276,407	8,875
Banks - 7.86%
City Holding Co	140,420	6,218	Insurance - 6.87%
Community Trust Bancorp Inc	233,248	9,237	Fidelity National Financial Inc	391,927	12,957
First Financial Bancorp	395,083	6,732	HCC Insurance Holdings Inc	216,930	9,523
FirstMerit Corp	690,796	14,341	OneBeacon Insurance Group Ltd	278,070	4,560
PacWest Bancorp	287,472	12,476	PartnerRe Ltd	119,830	11,849
Umpqua Holdings Corp (a)	674,136	11,979	Protective Life Corp	229,667	11,975
Washington Trust Bancorp Inc	339,020	11,930	Validus Holdings Ltd	349,556	12,867
		$72,913			$63,731

Chemicals - 5.52%			Investment Companies - 1.74%
Cabot Corp	262,937	14,236	Ares Capital Corp	896,501	16,164
Huntsman Corp	514,291	12,528
Rockwood Holdings Inc	151,079	11,917
RPM International Inc	298,790	12,507	Machinery - Diversified - 2.91%
		$51,188	AGCO Corp	90,512	4,750
			Applied Industrial Technologies Inc	176,779	9,021
Coal - 1.48%			IDEX Corp	175,388	13,167
Alliance Resource Partners LP	159,030	13,702			$26,938

			Media - 1.45%
Commercial Services - 1.56%			Sinclair Broadcast Group Inc	453,784	13,441
Landauer Inc	116,050	5,624
McGrath RentCorp	271,862	8,800
		$14,424	Miscellaneous Manufacturing - 1.33%
			Crane Co	173,054	12,360
Computers - 2.14%
j2 Global Inc	225,488	11,590	Oil & Gas - 7.69%
MTS Systems Corp	116,764	8,286	BreitBurn Energy Partners LP	495,793	9,911
		$19,876	Calumet Specialty Products Partners LP	559,463	14,249
Consumer Products - 2.09%			HollyFrontier Corp	174,250	7,941
Kimberly-Clark de Mexico SAB de CV ADR	418,293	5,062	Pengrowth Energy Corp	2,144,935	14,451
Tupperware Brands Corp	182,164	14,318	Suburban Propane Partners LP	240,649	10,367
		$19,380	Vermilion Energy Inc	176,586	9,967
			Zargon Oil & Gas Ltd	612,330	4,424
Diversified Financial Services - 0.70%					$71,310
Fly Leasing Ltd ADR	429,575	6,495
			Packaging & Containers - 1.09%

Electric - 3.07%			Packaging Corp of America	139,259	10,151
Alliant Energy Corp	198,006	10,740
Great Plains Energy Inc	134,125	3,524	Pipelines - 1.98%
Pepco Holdings Inc	273,539	5,577	Atlas Pipeline Partners LP	597,112	18,355
PNM Resources Inc	329,459	8,615
		$28,456	Private Equity - 1.26%
Electrical Components & Equipment - 1.17%			Hercules Technology Growth Capital Inc (a)	740,416	11,654
Hubbell Inc	90,649	10,836
			REITS - 16.94%
Electronics - 1.85%			Agree Realty Corp	322,774	9,922
Garmin Ltd	319,870	17,164	Alexandria Real Estate Equities Inc	195,624	14,173
			BioMed Realty Trust Inc	768,928	15,902
			Capstead Mortgage Corp	1,143,964	14,746
Food - 0.89%			Colony Financial Inc	446,773	10,088
B&G Foods Inc	274,399	8,221	CYS Investments Inc	2,039,126	17,944
			Digital Realty Trust Inc (a)	361,583	19,583
Gas - 1.67%			EastGroup Properties Inc	63,443	3,936
ONE Gas Inc (b)	275,528	9,363	EPR Properties	195,932	10,435
Vectren Corp	158,566	6,100	Hatteras Financial Corp	588,387	11,603
		$15,463	Medical Properties Trust Inc	719,665	9,493
			Omega Healthcare Investors Inc	602,373	19,252
Hand & Machine Tools - 2.89%					$157,077
Lincoln Electric Holdings Inc	148,027	11,097	Semiconductors - 4.60%
Snap-on Inc	139,546	$15,653 26,750	Cypress Semiconductor Corp (b)	1,077,118	10,545
			Maxim Integrated Products Inc	433,231	14,171
			Microchip Technology Inc	318,698	14,517

See accompanying notes.

106

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Semiconductors (continued)
MKS Instruments Inc	112,048	$3,368
		$42,601

Software - 1.29%
Computer Programs & Systems Inc	174,471	11,939

Telecommunications - 4.11%
Consolidated Communications Holdings Inc	801,677	15,280
Harris Corp	183,921	13,577
Windstream Holdings Inc (a)	1,148,885	9,214
		$38,071

Toys, Games & Hobbies - 2.00%
Hasbro Inc	336,865	18,582

Trucking & Leasing - 1.11%
TAL International Group Inc	233,144	10,328

TOTAL COMMON STOCKS		$889,037
INVESTMENT COMPANIES - 5.66%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 5.66%
Goldman Sachs Financial Square Funds -	7,887,755	7,888
Government Fund (c)
JP Morgan US Government Money Market	44,567,731	44,567
Fund
		$52,455
TOTAL INVESTMENT COMPANIES		$52,455
Total Investments		$941,492
Liabilities in Excess of Other Assets, Net - (1.55)%		$(14,404)
TOTAL NET ASSETS - 100.00%		$927,088

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)

Sector	Percent
Financial	35 .37%
Industrial	12 .35%
Energy	11 .15%
Technology	8.03%
Consumer, Non-cyclical	7 .17%
Consumer, Cyclical	6 .00%
Exchange Traded Funds	5 .66%
Communications	5 .56%
Basic Materials	5 .52%
Utilities	4 .74%
Liabilities in Excess of Other Assets, Net	(1 .55)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

107

Glossary to the Schedule of Investments
February 28, 2014 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

See accompanying notes.

108

(This page intentionally left blank)

109

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
BLUE CHIP FUND
Class A shares
2014	(c)	$12 .93	$0 .03	$1 .24	$1 .27	($0 .03)	$–	($0 .03)	$14.17	9 .85	%(d)
Class C shares
2014	(c)	12.93	(0 .01)	1.23	1.22	(0 .02)	–	(0 .02)	14 .13	9 .48	(d)
Class P shares
2014	(c)	12.93	0 .07	1.23	1.30	(0 .04)	–	(0 .04)	14 .19	10 .07	(d)
DIVERSIFIED REAL ASSET FUND
Class A shares
2014	(g)	11 .72	0 .06	0 .76	0 .82	(0 .04)	(0 .11)	(0 .15)	12 .39	7 .08	(d)
2013		11 .91	0 .15	0 .07	0 .22	(0 .11)	(0 .30)	(0 .41)	11 .72	1 .89
2012		11 .82	0 .10	0 .30	0 .40	(0 .03)	(0 .28)	(0 .31)	11 .91	3 .53
2011		10 .12	0 .12	1 .63	1 .75	(0 .03)	(0 .02)	(0 .05)	11 .82	17 .31
2010	(h)	10 .00	0 .03	0 .10	0 .13	(0 .01)	–	(0 .01)	10 .12	1 .33	(d)
Class C shares
2014	(g)	11 .55	0 .01	0 .75	0 .76	(0 .02)	(0 .11)	(0 .13)	12 .18	6 .67	(d)
2013		11 .75	0 .06	0 .07	0 .13	(0 .03)	(0 .30)	(0 .33)	11 .55	1 .10
2012		11 .72	0 .01	0 .30	0 .31	–	(0 .28)	(0 .28)	11 .75	2 .80
2011		10 .10	0 .04	1 .61	1 .65	(0 .01)	(0 .02)	(0 .03)	11 .72	16 .44
2010	(h)	10 .00	–	0.10	0.10	–	–	–	10 .10	1 .04	(d)
Class P shares
2014	(g)	11 .78	0 .07	0 .78	0 .85	(0 .15)	(0 .11)	(0 .26)	12 .37	7 .35	(d)
2013		11 .96	0 .18	0 .07	0 .25	(0 .13)	(0 .30)	(0 .43)	11 .78	2 .14
2012		11 .85	0 .12	0 .31	0 .43	(0 .04)	(0 .28)	(0 .32)	11 .96	3 .78
2011	(i)	10 .57	0 .15	1 .19	1 .34	(0 .04)	(0 .02)	(0 .06)	11 .85	12 .75	(d)
GLOBAL MULTI-STRATEGY FUND
Class A shares
2014	(g)	10 .47	(0 .02)	0 .49	0 .47	(0 .01)	(0 .08)	(0 .09)	10 .85	4 .54	(d)
2013		10 .32	–	0.29	0.29	–	(0 .14)	(0 .14)	10 .47	2 .85
2012	(l)	10.00	(0 .04)	0.36	0.32	–	–	–	10 .32	3 .20	(d)
Class C shares
2014	(g)	10 .40	(0 .06)	0 .49	0 .43	–	(0 .08)	(0 .08)	10 .75	4 .18	(d)
2013		10 .33	(0 .08)	0 .29	0 .21	–	(0 .14)	(0 .14)	10 .40	2 .07
2012	(j)	10.18	(0 .02)	0.17	0.15	–	–	–	10 .33	1 .47	(d)
Class P shares
2014	(g)	10 .51	–	0 .49	0 .49	(0 .03)	(0 .08)	(0 .11)	10 .89	4 .69	(d)
2013		10 .34	0 .02	0 .29	0 .31	–	(0 .14)	(0 .14)	10 .51	3 .04
2012	(l)	10.00	(0 .02)	0.36	0.34	–	–	–	10 .34	3 .40	(d)

See accompanying notes.

110

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense on Short Sales and Short Sale Fees)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$4,598	1 .35%	(e)	N/A		2 .90%(e),(f)		0.46%	(e)	19.3%	(e)

1,556	2.10	(e)	N/A		9 .34 (e)	,(f)	(0 .19)	(e)	19.3	(e)

1,866	0 .90	(e)	N/A		12 .65 (e)	,(f)	1 .30	(e)	19 .3	(e)

112,982	1.25	(e)	N/A		1 .58 (e)	,(f)	1 .04	(e)	76.1	(e)
281,607	1 .25		N/A		1 .47	(f)	1 .25		78 .7
246,133	1 .25		N/A		1 .44	(f)	0 .86		107 .3
90,355	1 .25		N/A		1 .32	(f)	1 .06		59 .7
9,577	1.25	(e)	N/A		2 .73 (e)	,(f)	0 .61	(e)	38.1	(e)

51,568	2.00	(e)	N/A		2 .02 (e)	,(f)	0 .17	(e)	76.1	(e)
49,372	2 .00		N/A		2 .04	(f)	0 .51		78 .7
42,133	2 .00		N/A		2 .13	(f)	0 .07		107 .3
37,833	2 .00		N/A		2 .18	(f)	0 .37		59 .7
1,364	2 .00	(e)	N/A		11 .08 (e)	,(f)	(0 .03)	(e)	38 .1	(e)

247,135	0.89	(e)	N/A		0 .89 (e)	,(f)	1 .13	(e)	76.1	(e)
60,294	0 .99		N/A		0 .99	(f)	1 .51		78 .7
39,474	1 .04		N/A		1 .13	(f)	1 .05		107 .3
30,013	1.05	(e)	N/A		1 .05 (e)	,(f)	1 .37	(e)	59.7	(e)

128,290	2 .52	(e)	1 .98% (e),(k)		2 .52 (e)	,(f)	(0 .34)	(e)	179 .4	(e)
100,180	2 .61		2 .00	(k)	2 .74	(f)	(0 .07)		135 .6
8,465	2.70	(e)	2.00 (e)	(k)	3 .62 (e)	,(f)	(0 .45)	(e)	196.0	(e)

34,294	3.29	(e)	2.75 (e)	(k)	3 .35 (e)	,(f)	(1 .09)	(e)	179.4	(e)
21,035	3 .36		2 .75	(k)	3 .65	(f)	(0 .82)		135 .6
1,529	3 .30	(e)	2 .75 (e)	(k)	30 .56 (e)	,(f)	(0 .83)	(e)	196 .0	(e)

105,770	2.24	(e)	1.70 (e)	(k)	2 .24 (e)	,(f)	(0 .04)	(e)	179.4	(e)
66,419	2 .40		1 .79	(k)	2 .49	(f)	0 .08		135 .6
707	2 .50	(e)	1 .80 (e)	(k)	12 .80 (e)	,(f)	(0 .19)	(e)	196 .0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Period from September 30, 2013, date shares first offered, through February 28, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Six months ended February 28, 2014.
(h)	Period from March 16, 2010, date shares first offered, through August 31, 2010.
(i)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(j)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(k)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(l)	Period from October 24, 2011, date shares first offered, through August 31, 2012.

See accompanying notes.

111

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Class A shares
2014	(c)	$11 .45	$–	$1 .17	$1 .17	($0 .06)	$–	($0 .06)	$12 .56
Class C shares
2014	(c)	11 .45	(0 .04)	1 .18	1.14	(0 .06)	–	(0 .06)	12 .53
Class P shares
2014	(c)	11 .45	0 .02	1 .18	1.20	(0 .07)	–	(0 .07)	12 .58
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2014	(g)	9 .12	0 .23	0 .48	0 .71	(0 .22)	–	(0 .22)	9 .61
2013		10 .29	0 .43	(1 .16)	(0 .73)	(0 .41)	(0 .03)	(0 .44)	9 .12
2012	(h)	10 .00	0 .08	0 .28	0 .36	(0 .07)	–	(0 .07)	10 .29
Class C shares
2014	(g)	9 .12	0 .19	0 .49	0 .68	(0 .19)	–	(0 .19)	9 .61
2013		10 .29	0 .36	(1 .17)	(0 .81)	(0 .33)	(0 .03)	(0 .36)	9 .12
2012	(h)	10 .00	0 .07	0 .28	0 .35	(0 .06)	–	(0 .06)	10 .29
Class P shares
2014	(i)	9 .22	0 .07	0 .40	0.47	(0 .08)	–	(0 .08)	9 .61

See accompanying notes.

112

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

10 .25	%(d)	$1,405	1 .50	%(e)	N/A		7 .50%(e),(f)		(0.01	)%(e)	134.3	%(e)

9 .97	(d)	1,758	2 .25	(e)	N/A		7 .12 (e)	,(f)	(0 .73	) (e)	134 .3	(e)

10 .46	(d)	11	1 .03	(e)	N/A		343 .74 (e)	,(f)	0 .35	(e)	134 .3	(e)

7 .89	(d)	13,567	1 .03	(e)	0 .90% (e),(j)		1 .30 (e)	,(f)	4 .96	(e)	68 .4	(e)
(7 .53)		13,962	1 .03		0 .90	(j)	1 .21	(f)	4 .21		103 .4
3 .62	(d)	7,860	1 .13	(e)	0 .90 (e)	,(j)	3.23 (e)	,(f)	3.78	(e)	93.8	(e)

7 .49	(d)	8,064	1 .78	(e)	1 .65 (e)	,(j)	2.21 (e)	,(f)	4.20	(e)	68.4	(e)
(8 .22)		7,835	1 .78		1 .65	(j)	2 .03	(f)	3 .47		103 .4
3 .48	(d)	7,745	1 .88	(e)	1 .65 (e)	,(j)	3.93 (e)	,(f)	3.03	(e)	93.8	(e)

5 .09	(d)	11	0 .83	(e)	0 .70 (e)	,(j)	377.66 (e)	,(f)	4.81	(e)	68.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Period from September 30, 2013, date shares first offered, through February 28, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Six months ended February 28, 2014.
(h)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(i)	Period from December 30, 2013, date shares first offered, through February 28, 2014.
(j)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes.

113

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
PREFERRED SECURITIES FUND
Class A shares
2014	(c)	$10 .17	$0 .27	$0 .28	$0 .55	($0 .29)	($0 .27)	($0 .56)	$10 .16	5 .65	%(d)
2013		10 .36	0 .54	(0 .12)	0 .42	(0 .55)	(0 .06)	(0 .61)	10 .17	3 .96
2012		9 .82	0 .59	0 .55	1 .14	(0 .57)	(0 .03)	(0 .60)	10 .36	12 .20
2011		9 .86	0 .59	–	0 .59	(0 .57)	(0 .06)	(0 .63)	9 .82	6 .04
2010	(i)	8 .88	0 .51	0 .98	1 .49	(0 .51)	–	(0 .51)	9 .86	17 .28	(d)
2009	(g)	6 .68	0 .59	2 .20	2 .79	(0 .59)	–	(0 .59)	8 .88	44 .34
Class C shares
2014	(c)	10 .16	0 .23	0 .28	0 .51	(0 .25)	(0.27)	(0 .52)	10 .15	5.27	(d)
2013		10 .35	0 .46	(0 .12)	0 .34	(0 .47)	(0 .06)	(0 .53)	10 .16	3 .21
2012		9 .81	0 .51	0 .56	1 .07	(0 .50)	(0 .03)	(0 .53)	10 .35	11 .38
2011		9 .85	0 .51	0 .01	0 .52	(0 .50)	(0 .06)	(0 .56)	9 .81	5 .26
2010	(i)	8 .87	0 .45	0 .99	1 .44	(0 .46)	–	(0 .46)	9 .85	16 .59	(d)
2009	(g)	6 .68	0 .53	2 .20	2 .73	(0 .54)	–	(0 .54)	8 .87	43 .19
Class P shares
2014	(c)	10 .11	0 .28	0 .28	0 .56	(0 .30)	(0.27)	(0 .57)	10 .10	5.81	(d)
2013		10 .30	0 .56	(0 .12)	0 .44	(0 .57)	(0 .06)	(0 .63)	10 .11	4 .22
2012		9 .77	0 .60	0 .55	1 .15	(0 .59)	(0 .03)	(0 .62)	10 .30	12 .41
2011	(j)	10 .04	0 .54	(0 .15)	0 .39	(0 .60)	(0 .06)	(0 .66)	9 .77	3 .93	(d)
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2014	(c)	12 .25	0 .19	1 .57	1 .76	(0 .15)	(0.26)	(0 .41)	13 .60	14.48	(d)
2013		10 .46	0 .34	1 .80	2 .14	(0 .32)	(0 .03)	(0 .35)	12 .25	20 .85
2012		9 .28	0 .34	1 .22	1 .56	(0 .38)	–	(0 .38)	10 .46	17 .30
2011	(k)	10 .00	0 .06	(0 .78)	(0 .72)	–	–	–	9 .28	(7 .20	) (d)
Class C shares
2014	(c)	12 .21	0 .13	1 .56	1 .69	(0 .11)	(0.26)	(0 .37)	13 .53	13.98	(d)
2013		10 .48	0 .23	1 .81	2 .04	(0 .28)	(0 .03)	(0 .31)	12 .21	19 .75
2012	(l)	9 .87	0 .05	0 .63	0 .68	(0 .07)	–	(0 .07)	10 .48	6 .89	(d)
Class P shares
2014	(c)	12 .40	0 .20	1 .59	1 .79	(0 .16)	(0.26)	(0 .42)	13 .77	14.59	(d)
2013		10 .58	0 .38	1 .82	2 .20	(0 .35)	(0 .03)	(0 .38)	12 .40	21 .17
2012		9 .38	0 .38	1 .23	1 .61	(0 .41)	–	(0 .41)	10 .58	17 .70
2011	(k)	10 .00	0 .07	(0 .69)	(0 .62)	–	–	–	9 .38	(6.20) (d),(m)

See accompanying notes.

114

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$968,554	1 .08	%(e)	–		5 .32	%(e)	7 .8	%(e)
1,108,540	1 .07		1 .07		5 .11		31 .5
1,139,496	1 .06		1 .06		5 .94		22 .9
798,143	1 .10		1 .10		5 .80		16 .8
874,721	1 .07	(e)	1 .10 (e)	,(f)	6 .57	(e)	23 .4	(e)
669,875	1 .00	(h)	–		7.87		26.2

820,067	1 .82	(e)	–		4.58	(e)	7 .8	(e)
911,340	1 .81		1 .81		4 .37		31 .5
887,524	1 .82		1 .82		5 .18		22 .9
669,953	1 .85		1 .85		5 .06		16 .8
576,857	1 .82	(e)	1 .84 (e)	,(f)	5 .82	(e)	23 .4	(e)
432,896	1 .75	(h)	–		7.14		26.2

749,834	0.84	(e)	0.84 (e)	,(f)	5.58	(e)	7 .8	(e)
824,389	0 .85		0 .85	(f)	5 .34		31 .5
734,855	0 .85		0 .85	(f)	6 .14		22 .9
349,253	0 .76	(e)	0 .76 (e)	,(f)	5 .86	(e)	16 .8	(e)

205,774	1 .14	(e)	1 .14 (e)	,(f)	2 .86	(e)	16 .1	(e)
109,770	1 .26		1 .26	(f)	2 .89		18 .5
16,660	1 .40		1 .60	(f)	3 .42		19 .1
3,697	1.40	(e)	7.11 (e)	,(f)	2.99	(e)	43.5	(e)

69,188	1 .93	(e)	1 .93 (e)	,(f)	2 .03	(e)	16 .1	(e)
20,427	2 .15		2 .27	(f)	1 .88		18 .5
192	2 .15	(e)	179 .47 (e)	,(f)	2 .34	(e)	19 .1	(e)

251,502	0 .91	(e)	0 .91 (e)	,(f)	3 .04	(e)	16 .1	(e)
32,430	1 .00		1 .11	(f)	3 .17		18 .5
5,288	1 .00		1 .97	(f)	3 .69		19 .1
110	1 .02	(e)	211 .90 (e)	,(f)	3 .35	(e)	43 .5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	For the period November 1 to October 31 in the year indicated.
(h)	Reflects Manager's contractual expense limit.
(i)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(j)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(k)	Period from June 6, 2011, date shares first offered, through August 31, 2011.
(l)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(m)	During 2011, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

See accompanying notes.

115

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 28, 2014 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2013 to		Account Value	Account Value	2013 to	Annualized
	September 1,	February 28,	February 28,		September 1,	February 28,	February 28,	Expense
	2013	2014	2014(a)		2013	2014	2014(a)	Ratio
Blue Chip Fund
Class A	$1,000.00	$1,098.54	$5.86	(b)	$1,000.00	$1,018.10	$6.76	1.35%
Class C	1,000.00	1,094.80	9.10	(b)	1,000.00	1,014.38	10.49	2.10
Class P	1,000.00	1,100.67	3.91	(b)	1,000.00	1,020.33	4.51	0.90

Diversified Real Asset Fund
Class A	1,000.00	1,070.81	6.42		1,000.00	1,018.60	6.26	1.25
Class C	1,000.00	1,066.73	10.25		1,000.00	1,014.88	9.99	2.00
Class P	1,000.00	1,073.47	4.58		1,000.00	1,020.38	4.46	0.89

Global Multi-Strategy Fund
Class A	1,000.00	1,045.35	12.78		1,000.00	1,012.30	12.57	2.52
Class C	1,000.00	1,041.84	16.66		1,000.00	1,008.48	16.38	3.29
Class P	1,000.00	1,046.94	11.37		1,000.00	1,013.69	11.18	2.24

Global Multi-Strategy Fund
(Excluding Dividends and Interest Expense
on Shorts and Short Sale Fees)
Class A	1,000.00	1,045.40	10.04		1,000.00	1,014.85	9.94	1.98
Class C	1,000.00	1,041.80	13.92		1,000.00	1,010.99	13.81	2.75
Class P	1,000.00	1,046.90	8.63		1,000.00	1,016.26	8.53	1.70

116

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2014 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2013 to		Account Value	Account Value	2013 to	Annualized
	September 1,	February 28,	February 28,		September 1,	February 28,	February 28,	Expense
	2013	2014	2014 (a)		2013	2014	2014 (a)	Ratio

Global Opportunities Fund
Class A	$1,000.00	$1,102.47	$6.52	(b)	$1,000.00	$1,017.36	$7.50	1.50%
Class C	1,000.00	1,099.66	9.77	(b)	1,000.00	1,013.64	11.23	2.25
Class P	1,000.00	1,104.59	4.48	(b)	1,000.00	1,019.69	5.16	1.03

Opportunistic Municipal Fund
Class A	1,000.00	1,078.89	5.31		1,000.00	1,019.69	5.16	1.03
Class C	1,000.00	1,074.93	9.16		1,000.00	1,015.97	8.90	1.78
Class P	1,000.00	1,050.90	1.40	(c)	1,000.00	1,020.68	4.16	0.83

Opportunistic Municipal Fund
(Excluding Interest Expense and Fees)
Class A	1,000.00	1,078.90	4.64		1,000.00	1,020.28	4.52	0.90
Class C	1,000.00	1,074.90	8.49		1,000.00	1,016.51	8.28	1.65
Class P	1,000.00	1,050.90	1.20	(c)	1,000.00	1,021.28	3.51	0.70

Preferred Securities Fund
Class A	1,000.00	1,056.51	5.51		1,000.00	1,019.44	5.41	1.08
Class C	1,000.00	1,052.66	9.26		1,000.00	1,015.77	9.10	1.82
Class P	1,000.00	1,058.13	4.29		1,000.00	1,020.63	4.21	0.84

Small-MidCap Dividend Income Fund
Class A	1,000.00	1,144.77	6.06		1,000.00	1,019.14	5.71	1.14
Class C	1,000.00	1,139.82	10.24		1,000.00	1,015.22	9.64	1.93
Class P	1,000.00	1,145.90	4.84		1,000.00	1,020.28	4.56	0.91

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 30, 2013 to February 28, 2014), multiplied by 151/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 30, 2013 to February 28, 2014), multiplied by 60/365 (to reflect the period since inception).

117

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

118

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

119

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

120

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958
Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 30, 2013, and the Statement of Additional Information dated December 30, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and Novebmer 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

121

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement between PFI and Principal Management Corporation (the “Manager”) and various subadvisory agreements for all Funds; and (2) a Subadvisory Agreement with Pictet Asset Management SA for the Diversified Real Asset Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 10, 2013 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements nine series of PFI having a fiscal year end of 8/31 (each series if referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Sub-advisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management, Inc.; Cliffwater LLC, Credit Suisse Asset Management LLC; Edge Asset Management Inc. (“Edge”), Finisterre Capital LLP (“Finisterre”), Jennison Associates, LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Pacific Investment Management Company, LLC; Principal Global Investors LLC (“PGI”); Principal Real Estate Investors, LLC (“PRIN”); Spectrum Asset Management, Inc. (“Spectrum”); Symphony Asset Management, LLC; Tortoise Capital Advisors, LLC, and Wellington Management Company, LLP. The Management Agreement and the Sub-advisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and they considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board noted that the Manager applies the due diligence standards to the selection, monitoring and replacement of sub-advisors and the Manager proposes the selection of the most suitable subadvisors, with a process that emphasizes Principal affiliated subadvisors, subject to the due diligence standards. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and found no issues that affected their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of each Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

122

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were some Funds or certain Subadvisors for a multi-manager Fund that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

As to each Fund, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Subadvisor met acceptable levels of investment performance; or (ii) although the Fund experienced underperformance from the subject Subadvisor, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after any fee waivers) management fee (at average fiscal year asset levels), actual non-management fees (at average fiscal year asset levels) and actual total expense ratio (at average fiscal year asset levels for Class A shares where available) to advisory fees and expense ratios of mutual funds in a narrow peer group selected by Lipper, or for two Funds, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. The Board considered that some Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the 3rd Quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the 3rd Quartile, total net expense ratios were within the 3rd Quartile or better.

The Board also took into consideration the additional breakpoints in the fee schedule for one Fund proposed by the Manager.

In the Board’ review of the expense caps in place with respect to certain classes of a number of Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such classes for an additional year and to let the expense caps for classes of certain Funds expire, based upon the individual circumstances of these Funds. Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2012. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, PRIN, Edge, Finisterre, and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

123

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the additional breakpoints offered by management for seven Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the International Equity Index Fund do not include breakpoints. Although the management fee schedule does not contain breakpoints, the Board noted that such Fund has a relatively low basis point fee (25 basis points) on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Pictet Asset Management Subadvisory Agreement

At its December 9, 2013 meeting, the Board considered whether to approve a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Pictet Asset Management SA (the “Subadvisor”) for the Diversified Real Asset Fund (the “Fund”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year and three-year performance returns and rankings as of September 30, 2013 of the Subadvisor in two composites, each with an investment strategy similar to one of the proposed portfolio strategies for the Fund, as compared to relevant benchmark indexes and to the Fund’s Morningstar category. The Board also reviewed the Subadvisor’s relevant historical performance for certain calendar year periods (three years for the Agriculture Composite and four years for the Timber Composite). The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

124

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee for each investment sleeve, noting that the Manager will compensate the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedules include a breakpoint and concluded that the subadvisory fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Subadvisor’s statement that it does not charge a lower fee to any other subadvisory client for the strategies and the Manager’s statement that it found the Subadvisor’s proposed fees to be competitive for these strategies. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rates were negotiated at arm’s-length between the Manager and the Subadvisor. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisor when evaluating the subadvisory fees. The Board concluded that taking into account these potential benefits, the proposed subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

125

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	4/16/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	4/16/2014

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date	4/16/2014